485BPOS		File Nos. 333-171427
Allianz Vision (POS)		811-05618
		Class I.D. C000098186
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	24	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	442	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-2913
(Depositor's Telephone Number, including Area Code)

Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
x		on April 25, 2016 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
x		this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: April 25, 2016
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

Pursuant to Commission Rule 429 of the Securities Act of 1933, the combined prospectus contained in this Registration Statement also relates to securities registered on Form N-4 Registration Statement Nos. 333-139701 and 811-05618 filed on April 19, 2016. All applicable filing fees have been paid.

PART A – PROSPECTUS

ALLIANZ VISIONSM VARIABLE ANNUITY CONTRACT issued on or prior to April 26, 2013
Issued by Allianz Life® Variable Account B and Allianz Life Insurance Company of North America (Allianz Life®, we, us, our)
This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life®, we, us, our).

The Base Contract offers you, the Owner, standard features including: multiple variable investment options (Investment Options) and annuitization options (Annuity Options), a free withdrawal privilege, a seven-year withdrawal charge period, and a death benefit (Traditional Death Benefit). The Contract offers optional benefits for an additional charge:
Bonus Option provides a 6% bonus on the money you put into the Contract (Purchase Payments) subject to a vesting schedule. Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus.
Quarterly Value Death Benefit locks in any quarterly investment gains (Quarterly Anniversary Value) to potentially provide an increased death benefit.
Income Focus provides guaranteed lifetime income (Income Focus Payments, which are similar to Lifetime Plus Payments) until annuitization. We base payments on a percentage of adjusted Purchase Payments, and that percentage can potentially increase by 1% each year if your Contract Value increases. Income Focus was available from April 29, 2013 through April 24, 2015 and is described in Appendix I.
Income Protector provides guaranteed lifetime income (Lifetime Plus Payments) until annuitization. We base payments on a value (Benefit Base) that is at least equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase (Annual Increase).
Income Protector allows access to your investment value (Contract Value) and death benefit for a period of time after payments begin. Payments can begin once the minimum exercise age is met, or as late as age 90. If you are required to annuitize your Contract as a result of current tax law, which may occur at age 95 or later, we provide an annuity option with payments at least equal to the Lifetime Plus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.
Investment Protector provides a level of protection for your principal and any annual investment gains (Target Value), on a future date if you hold the Contract for the required period.
If you have the Quarterly Value Death Benefit, you must also have either Income Protector, Investment Protector, or one of the previously available Lifetime Benefits or Target Date Benefits (an Additional Required Benefit). However, you can have an Additional Required Benefit separately without having the Quarterly Value Death Benefit. If you select Income Protector or Investment Protector, we restrict your Investment Option selection and allocations and rebalance your Contract Value quarterly. Withdrawals reduce the guaranteed values provided by the Quarterly Value Death Benefit, Income Protector and Investment Protector, and may cause these benefits to end prematurely. For optional benefit availability, see section 11, Selection of Optional Benefits and check with your Financial Professional, the person who provided you advice regarding this Contract. For information on the rates used to calculate the guaranteed values and benefits for the Income Protector and Investment Protector riders, please see the Rate Sheet Supplement . Please see Appendix J of this prospectus for information regarding the rates for previously available Income Protector and Investment Protector riders issued before April 27, 2015.
All guarantees under the Contract are the obligations of Allianz Life and are subject to the claims paying ability of Allianz Life.
Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.
Allianz Life Variable Account B is the Separate Account that holds the assets that underlie the Contract. Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge, or on the EDGAR database on the SEC's website (www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI's table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database.
Allianz VisionSM Variable Annuity Prospectus – April 25, 2016

The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract's features, benefits, risks, and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.
Dated: April 25, 2016
Versions of the Contract and Optional Benefits Described in this Prospectus
This prospectus contains information on two different versions of the Allianz Vision Contract. "Version A Contracts" were issued on or prior to April 29, 2011(Registration Statement No. 333-139701). "Version B Contracts" were issued from May 2, 2011 through April 26, 2013 (Registration Statement No. 333-171427). Version A Contracts and Version B Contracts have the same Base Contract, but may have offered different optional benefits. For example, certain optional benefits were only offered through Version A Contracts, other optional benefits were only offered through Version B Contracts, and still other optional benefits were offered through both Version A Contracts and Version B Contracts.
The table below lists the optional benefits that were offered on Version A Contracts and Version B Contracts, including the dates on which they were offered and the prospectus appendix that has more detailed information about the benefits. The benefit version identifier for Income Protector and Investment Protector (for example, (05.11)) is located in your rider. If you have questions about which version of the Allianz Vision Contract or optional benefits you have, please contact our Service Center at (800) 624-0197.
Contract Version	Optional Benefit That Is No Longer Available	Available From	Available Through	Discussed in Appendix
A	Lifetime Plus Benefit	May 1, 2007	January 23, 2009	D
A	Lifetime Plus II Benefit	November 12, 2007	March 31, 2009
A	Lifetime Plus 10 Benefit	July 17, 2008	March 31, 2009
A	Target Date Retirement Benefit	March 17, 2008	January 23, 2009	E
A	Target Date 10 Benefit	January 26, 2009	March 31, 2009
A	Original Quarterly Value Death Benefit	May 1, 2007	April 30, 2010	F
A and B	Second Quarterly Value Death Benefit	May 2, 2010	April 27, 2012
A and B	Short Withdrawal Charge Option	May 1, 2007	July 23, 2012	G
A	No Withdrawal Charge Option	March 17, 2008	March 31, 2009	H
A and B		July 22, 2009	July 23, 2012
B	Income Focus	April 30, 2012	April 24, 2015	I
A	Income Protector (08.09)	July 22, 2009	April 30, 2010	J
A	Income Protector (05.10)	May 3, 2010	April 29, 2011
A and B	Income Protector (05.11)	May 2, 2011	January 20, 2012(1)
A and B	Income Protector (01.12)	January 23, 2012(2)	April 27, 2012
Version A issued on or after April 1, 2009 and Version B	Income Protector (05.12)	April 30, 2012	July 20, 2012
Version A issued on or after April 1, 2009 and Version B	Income Protector (07.12)	July 23, 2012	October 12, 2012
Version A issued on or after April 1, 2009 and Version B	Income Protector (10.12)	October 15, 2012	April 24, 2015
Version A issued on or after April 1, 2009 and Version B	Income Protector (04.15)	April 27, 2015	April 22, 2016
A	Investment Protector (08.09)	July 22, 2009	April 30, 2010	J
A and B	Investment Protector (05.10)	May 3, 2010	January 20, 2012
A and B	Investment Protector (01.12)	January 23, 2012	April 27, 2012
Version A issued on or after April 1, 2009 and Version B	Investment Protector (01.12)	April 30, 2012	July 6, 2012
Version A issued on or after April 1, 2009 and Version B	Investment Protector (07.12)	July 9, 2012	July 19, 2013
Version A issued on or after April 1, 2009 and Version B	Investment Protector (07.13)	July 22, 2013	April 24, 2015
Version A issued on or after April 1, 2009 and Version B	Investment Protector (04.15)	April 27, 2015	April 22, 2016
(1)	In all states except Oregon. In Oregon, Income Protector (05.11) was available through February 21, 2012.
(2)	In all states except Oregon. In Oregon, Income Protector (01.12) was available from February 22, 2013.
Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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If you select one of the living benefits–Income Protector or Investment Protector–we restrict your Investment Option selection and allocations, and rebalance your Contract Value allocations quarterly.
All of the Investment Options below are available to a Contract with no living benefit. Investment Options available with the current version of a living benefit are as follows.
(1)	Income Protector
(2)	Investment Protector
See Appendix D, E, and I for the Investment Options available with previous versions of benefits.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

ALLIANZ
RCM Dynamic Multi-Asset Plus VIT Portfolio(1)
ALLIANZ FUND OF FUNDS
AZL® Balanced Index Strategy Fund(2)
AZL® DFA Multi-Strategy Fund(2)
AZL MVP FusionSM Balanced Fund(1),(2)
AZL MVP FusionSM Conservative Fund(1),(2)
AZL MVP FusionSM Growth Fund(2)
AZL MVP FusionSM Moderate Fund(1),(2)
AZL® MVP Balanced Index Strategy Fund(1),(2)
AZL® MVP BlackRock Global Allocation Fund(1)
AZL® MVP DFA Multi-Strategy Fund(1)
AZL® MVP Franklin Templeton Founding Strategy Plus Fund(1)
AZL® MVP Growth Index Strategy Fund(1),(2)
AZL® MVP Invesco Equity and Income Fund(1)
AZL® MVP T. Rowe Price Capital Appreciation Fund(1)
BLACKROCK
AZL® BlackRock Capital Appreciation Fund(2)
AZL® Enhanced Bond Index Fund(1),(2)
AZL® Government Money Market Fund(1),(2)
AZL® International Index Fund(2)
AZL® Mid Cap Index Fund(2)
AZL® Russell 1000 Growth Index Fund(2)
AZL® Russell 1000 Value Index Fund(2)
AZL® S&P 500 Index Fund(2)
AZL® Small Cap Stock Index Fund
BlackRock Global Allocation V.I. Fund(2)
BOSTON COMPANY
AZL® Boston Company Research Growth Fund(2)
DAVIS
Davis VA Financial Portfolio
FEDERATED
AZL® Federated Clover Small Value Fund

FIDELITY
Fidelity VIP FundsManager 50% Portfolio(2)
Fidelity VIP FundsManager 60% Portfolio(2)
FRANKLIN TEMPLETON
AZL® Franklin Templeton Founding Strategy Plus Fund(2)
Franklin Founding Funds Allocation VIP Fund
Franklin High Income VIP Fund
Franklin Income VIP Fund(1),(2)
Franklin Mutual Shares VIP Fund(2)
Franklin U.S. Government Securities VIP Fund(1),(2)
Templeton Global Bond VIP Fund(1),(2)
Templeton Growth VIP Fund(2)
GATEWAY
AZL® Gateway Fund(2)
INVESCO
AZL® Invesco Equity and Income Fund(2)
AZL® Invesco Growth and Income Fund(2)
AZL® Invesco International Equity Fund(2)
J.P. MORGAN
AZL® JPMorgan International Opportunities Fund(2)
AZL® JPMorgan U.S. Equity Fund(2)
JPMorgan Insurance Trust Core Bond Portfolio(2)
METWEST
AZL®  MetWest Total Return Bond Fund(1),(2)
MFS
AZL® MFS Investors Trust Fund(2)
AZL® MFS Mid Cap Value Fund(2)
AZL® MFS Value Fund(2)
MFS VIT Total Return Bond Portfolio(2)

MORGAN STANLEY
AZL® Morgan Stanley Global Real Estate Fund
MORGAN STANLEY and J.P. MORGAN
AZL® Multi-Manager Mid Cap Growth Fund(2)
NFJ
AZL® NFJ International Value Fund(2)
Allianz NFJ Dividend Value VIT Portfolio(2)
OPPENHEIMER FUNDS
AZL® Oppenheimer Discovery Fund
PIMCO
PIMCO VIT All Asset Portfolio(1),(2)
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio(1),(2)
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Dividend Portfolio(2)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio(2)
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio(1)
PIMCO VIT High Yield Portfolio(1),(2)
PIMCO VIT Real Return Portfolio(1),(2)
PIMCO VIT Total Return Portfolio(1),(2)
PIMCO VIT Unconstrained Bond Portfolio(1),(2)
PYRAMIS
AZL® Pyramis® Total Bond Fund(1),(2)
SCHRODER
AZL® Schroder Emerging Markets Equity Fund
T. ROWE PRICE
AZL® T. Rowe Price Capital Appreciation Fund(2)

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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TABLE OF CONTENTS
Glossary		6
Fee Tables		11
	Owner Transaction Expenses	11
	Owner Periodic Expenses	11
	Contract Annual Expenses	12
	Annual Operating Expenses of the Investment Options	13
	Examples	14
1.	The Variable Annuity Contract	15
	State Specific Contract Restrictions	17
	When The Contract Ends	17
2.	Owners, Annuitants, and Other Specified Persons	18
	Owner	18
	Joint Owners	18
	Annuitant	18
	Beneficiary	19
	Covered Person(s)	19
	Payee	20
	Assignments, Changes of Ownership and Other Transfers of Contract Rights	21
3.	Purchase Payments	22
	Purchase Payment Requirements	22
	Allocation of Purchase Payments	23
	Automatic Investment Plan (AIP)	24
	Dollar Cost Averaging (DCA) Program	24
4.	Valuing Your Contract	25
	Accumulation Units	25
	Computing Contract Value and Bonus Value	25
5.	Investment Options	26
	Substitution and Limitation on Further Investments	34
	Transfers Between Investment Options	34
	Electronic Investment Option Transfer and Allocation Instructions	35
	Excessive Trading and Market Timing	35
	Flexible Rebalancing Program	37
	Financial Adviser Fees	37
	Voting Privileges	37
6.	Our General Account	38
7.	Expenses	38
	Mortality and Expense Risk (M&E) Charge	38
	Rider Charge	39
	Contract Maintenance Charge	40
	Withdrawal Charge	40
	Transfer Fee	43
	Premium Tax	43
	Income Tax	43
	Investment Option Expenses	43
8.	Access to Your Money	43
	Free Withdrawal Privilege	45
	Systematic Withdrawal Program	46
	Minimum Distribution Program and Required Minimum Distribution (RMD) Payments	46
	Waiver of Withdrawal Charge Benefit	46
	Suspension of Payments or Transfers	47
9.	The Annuity Phase	47
	Calculating Your Annuity Payments	47
	Variable or Fixed Annuity Payments	47
	Annuity Payment Options	48
	When Annuity Payments Begin	48
	Partial Annuitization	49
10.	Death Benefit	49
	Traditional Death Benefit	50
	Death of the Owner and/or Annuitant	50
	Death Benefit Payment Options During the Accumulation Phase	50
11.	Selection of Optional Benefits	52
	Replacing Optional Benefits	53
11.a	Income Protector	54
	Selecting Income Protector	55
	Removing Income Protector	55
	Lifetime Plus Payment Overview	56
	Benefit Base	56
	Quarterly Anniversary Value	57
	Annual Increase	57
	Requesting Lifetime Plus Payments	58
	Calculating Your Lifetime Plus Payments	59
	Automatic Annual Lifetime Plus Payment Increases	61
	Rate Sheet Supplement	61
	Taxation of Lifetime Plus Payments	61
	Charge Lock Option	61
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	63
	When Income Protector Ends	64
11.b	Investment Protector	64
	Selecting Investment Protector	65
	Removing Investment Protector	65
	Target Value Dates	66
	Target Value	67
	Rate Sheet Supplement	67
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	68
	When Investment Protector Ends	71
11.c	Quarterly Value Death Benefit	71
11.d	Bonus Option	72

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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12.	Taxes	73
	Qualified and Non-Qualified Contracts	73
	Taxation of Annuity Contracts	73
	Taxation of Lifetime Payments	74
	Tax-Free Section 1035 Exchanges	74
13.	Other Information	74
	Allianz Life	74
	The Separate Account	75
	Distribution	75
	Additional Credits for Certain Groups	76
	Administration/Allianz Service Center	77
	Legal Proceedings	77
	Financial Statements	77
	Status Pursuant to Securities Exchange Act of 1934	77
14.	Privacy Notice	78
15.	Table of Contents of the Statement of Additional Information (SAI)	79
Appendix A – Annual Operating Expenses for Each Investment Option		80
Appendix B – Condensed Financial Information		83
Appendix C – Effects of Partial Withdrawals and Lifetime Payments on the Values Available Under the Contract		94
Appendix D – Lifetime Benefits		95
	Removing a Lifetime Benefit	96
	Covered Person(s)	97
	Lifetime Plus Payment Overview	98
	Benefit Base	99
	Quarterly Anniversary Value	100
	Lifetime Plus Benefit and Lifetime Plus II Benefit Value Differences	100
	5% Annual Increase and Enhanced 5% Annual Increase	100
	Enhanced 10-Year Value	101
	Manual Resets Under Lifetime Plus Benefit	102
	Automatic Resets Under Lifetime Plus II Benefit	102
	Lifetime Plus 10 Benefit's 10% Annual Increase	103
	Requesting Lifetime Plus Payments	104
	Calculating Your Lifetime Plus Payments	105
	Automatic Annual Lifetime Plus Payment Increases	107
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	108
	When a Lifetime Benefit Ends	109
Appendix E – Target Date Benefits		110
	Removing a Target Date Benefit	110
	Target Value Dates	111
	Target Value	112
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	113
	When a Target Date Benefit Ends	117
Appendix F – Previous Versions Of The Quarterly Value Death Benefit		117
Appendix G – Short Withdrawal Charge Option		118
Appendix H – No Withdrawal Charge Option		118
Appendix I – Income Focus		119
	Removing Income Focus	119
	Income Focus Payment Overview	120
	Total Income Value	120
	Income Values	121
	Income Value Percentages and Performance Increases	121
	Requesting Income Focus Payments	122
	Calculating Your Income Focus Payments	123
	Taxation of Income Focus Payments	124
	Charge Lock Option	124
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	126
	When Income Focus Ends	127
Appendix J – Previous Versions of Income Protector and Investment Protector		128
	Income Protector	128
	Investment Protector	129
Appendix K – Charge Lock Option Examples		134
	Income Protector	134
	Income Focus	134
Appendix L – Additional Expense Examples		135
For Service or More Information		136
	Our Service Center	136

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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GLOSSARY

This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.
5% Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus Benefit described in Appendix D.
10% Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus 10 Benefit described in Appendix D.
Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.
Additional Required Benefit – an additional optional benefit you must have if you chose either the No Withdrawal Charge Option described in Appendix H, or the Quarterly Value Death Benefit described in section 11.c. Additional Required Benefits include Income Protector, Investment Protector, and the previously available Lifetime Benefits, Target Date Benefits, and Income Focus.
Annual Increase – an amount used to determine the Benefit Base under Income Protector before Lifetime Plus Payments begin as discussed in section 11.a. If selected at issue, it is equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase. We then reset this value to equal the current Contract Value if greater, and apply future quarterly simple interest to this reset value.
Annual Increase Percentage – the simple interest increase we apply quarterly to the Annual Increase as discussed in section 11.a. The Annual Increase Percentage for the Income Protector rider is stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix J for the Annual Increase Percentage for previously available Income Protector riders issued before April 27, 2015.
Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant, and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization. There are restrictions on who can become an Annuitant.
Annuity Options – the annuity income options available to you under the Contract.
Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.
Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you apply part of your Contract Value to a Partial Annuitization.
Base Contract – the Contract without any optional benefits.
Beneficiary – unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.
Benefit Anniversary – a twelve-month anniversary of the Benefit Date, or any subsequent twelve-month Benefit Anniversary.
Benefit Base – the amount we use to determine the initial annual maximum Lifetime Plus Payment.
Benefit Date – the date you begin receiving Lifetime Plus Payments under Income Protector as discussed in section 11.a or under the Lifetime Benefits discussed in Appendix D, or Income Focus Payments under Income Focus.
Benefit Year – any period of twelve months beginning on the Benefit Date, or on a subsequent Benefit Anniversary.
Bonus Option – an optional benefit that provides a 6% bonus on Purchase Payments we receive before the older Owner reaches age 81 (subject to a three-year vesting schedule) as discussed in section 11.d. This benefit has an additional M&E charge and a higher and longer withdrawal charge schedule.
Bonus Value – if you have the Bonus Option, the total Contract Value plus any unvested bonus amounts.
Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.
Charge Lock Date – this is the date after which your Income Protector or Income Focus rider charge does not change.
Charge Lock Option – a rider that may be available to you if you have Income Protector or Income Focus and we increase your benefit's rider charge. The Charge Lock Option rider allows you to keep your benefit at the current rider charge, but with reduced guaranteed values and payments, and no opportunity for future payment increases. The Charge Lock Option rider for Income Protector is discussed in section 11.a, and for Income Focus it is discussed in Appendix I.
Contract – the individual flexible purchase payment variable deferred annuity contract described by this prospectus.
Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve-month Contract Anniversary.
Contract Value – on any Business Day, the sum of the values in your selected Investment Options. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, M&E charge and rider charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to a Partial Annuitization. If you have the Bonus Option, Contract Value includes only vested bonus amounts; it does not include unvested bonus amounts.
Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.
Covered Person(s) – the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments or Income Focus Payments. There are restrictions on who can become a Covered Person.
Cumulative Withdrawal –while you are receiving Lifetime Plus Payments under the Lifetime Benefits described in Appendix D, this is the portion of a withdrawal that is less than or equal to your Cumulative Withdrawal Value.
Cumulative Withdrawal Benefit – a benefit under the Lifetime Benefits described in Appendix D in all states except Nevada that allows you to control the amount of Lifetime Plus Payments you receive.
Cumulative Withdrawal Value – under the Lifetime Benefits described in Appendix D, if you take less than the maximum Lifetime Plus Payment that you are entitled to, we add the difference between the annual maximum and annual actual Lifetime Plus Payment to the Cumulative Withdrawal Value.
Earliest Anniversary – the earliest available initial Target Value Date that you can select as discussed in section 11.b. In the Contract the Earliest Anniversary is called the Earliest Target Value Anniversary. The Earliest Anniversary for the Investment Protector rider is stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix J for the Earliest Anniversary for previously available Investment Protector riders issued before April 27, 2015.
Enhanced 5% Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus II Benefit described in Appendix D.
Enhanced 10-Year Value – an amount used to determine the Benefit Base under the Lifetime Plus Benefit or Lifetime Plus II Benefit described in Appendix D.
Excess Withdrawal – if you select Income Protector or have Income Focus, the amount of any withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments that, when added to other withdrawals taken during the Benefit Year, is greater than your annual maximum permitted payment. Excess Withdrawals reduce your Contract Value and any guaranteed values, and may end your Contract. If you have one of the Lifetime Benefits, please see Appendix D for a definition of Excess Withdrawal that applies to your Contract.
Financial Professional – the person who advises you regarding the Contract.
Full Annuitization – the application of the total Contract Value to Annuity Payments.
Future Anniversary – the number of Rider Anniversaries that occur between the initial Target Value Date and each subsequent Target Value Date as discussed in section 11.b. The Future Anniversary for the Investment Protector rider is stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix J for the Future Anniversary for previously available Investment Protector riders issued before April 27, 2015.
Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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Good Order – a request is in "Good Order" if it contains all of the information we require to process the request. If we require information to be provided in writing, "Good Order" also includes providing information on the correct form, with any required certifications, guarantees and/or signatures, and received at our Service Center after delivery to the correct mailing, email, or website address, which are all listed at the back of this prospectus. If you have questions about the information we require, or whether you can submit certain information by fax, email or over the web, please contact our Service Center. If you send information by email or upload it to our website, we send you a confirmation number that includes the date and time we received your information.
Guarantee Percentage – a percentage we use to calculate the Target Value as discussed in section 11.b. The Guarantee Percentage for the Investment Protector rider is stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix J for the Guarantee Percentage for previously available Investment Protector riders issued before April 27, 2015.
Guarantee Years – the maximum number of years that you can receive simple interest increases under the Annual Increase as discussed in section 11.a. The Guarantee Years for the Income Protector rider are stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix J for the Guarantee Years for previously available Income Protector riders issued before April 27, 2015.
Highest Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus II Benefit described in Appendix D.
Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.
Income Focus – an optional benefit described in Appendix I that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Focus provides no payment until the younger Covered Person is at least age 60.
Income Focus Payment – the payment we make to you under Income Focus based on Income Value(s) and associated Income Value Percentage(s).
Income Protector – an optional benefit described in section 11.a and Appendix J that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Protector provides no payment until the younger Covered Person meets the minimum exercise age stated in the Rate Sheet Supplement for the Income Protector rider, or stated in Appendix J for the previously available Income Protector riders issued before April 27, 2015.
Income Value(s) – if you have Income Focus, we establish an Income Value for all Purchase Payments received in a specific time period that have the same associated Income Value Percentage as stated in Appendix I. We adjust each Income Value for subsequent withdrawals. A single Contract may have multiple Income Values. We use Income Value(s) to calculate the annual maximum Income Focus Payment.
Income Value Percentage(s) – a percentage we apply to each Income Value to determine the annual maximum Income Focus Payment. We establish a separate Income Value Percentage for each Income Value as discussed in Appendix I. Each Income Value Percentage can potentially increase by 1% each year if your Contract Value increases.
Increase Base – an amount we use to determine the Annual Increase as discussed in section 11.a. If you selected Income Protector at issue, it is initially equal to total Purchase Payments adjusted for withdrawals. On Quarterly Anniversaries, if we reset the Annual Increase to equal the current Contract Value, we also reset the Increase Base to equal the current Contract Value.
Investment Options – the variable investments available to you under the Contract. Investment Option performance is based on the securities in which they invest.
Investment Protector – an optional benefit described in section 11.b and Appendix J that has an additional rider charge and is intended to provide a level of protection for your principal and any annual investment gains on a specific date in the future.
Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.
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Joint Owners – two Owners who own a Contract.
Last Increase Date – if you have Income Protector and select the Charge Lock Option rider, this is the date after which you no longer receive automatic increases to your guaranteed values and payments.
Lifetime Plus Benefit, Lifetime Plus II Benefit, Lifetime Plus 10 Benefit – optional benefits described in Appendix D that have an additional M&E charge and were intended to provide a payment stream for life in the form of partial withdrawals.
Last Performance Increase Date – if you have Income Focus and select the Charge Lock Option rider, this is the date after which your Income Value Percentages no longer receive Performance Increases.
Lifetime Plus Payment – the payment we make to you under Income Protector or the Lifetime Benefits described in Appendix D based on the Benefit Base.
Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code.
No Withdrawal Charge Option – an optional benefit described in Appendix H that has an additional M&E charge and eliminates the Base Contract's seven-year withdrawal charge. Requires selection of an Additional Required Benefit.
Owner – "you," "your" and "yours." The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
Partial Annuitization – the application of only part of the Contract Value to Annuity Payments.
Payee – the person or entity who receives Annuity Payments during the Annuity Phase.
Payment Percentages – a percentage we use to calculate the annual maximum Lifetime Plus Payment as discussed in section 11.a. The Payment Percentages table for the Income Protector rider is stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix J for the Payment Percentages table for previously available Income Protector riders issued before April 27, 2015.
Performance Increase – a 1% annual increase to each Income Value Percentage if your annual Contract Value increases. A Performance Increase occurs for an Income Value Percentage only if it is associated with an Income Value we have had for at least one full Rider Year.
Purchase Payment – the money you put into the Contract.
Qualified Contract – a Contract purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts).
Quarterly Anniversary – the day that occurs three calendar months after the Issue Date or any subsequent Quarterly Anniversary.
Quarterly Anniversary Value – the highest Contract Value on any Quarterly Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine Income Protector's Benefit Base as discussed in section 11.a, and the Quarterly Value Death Benefits in section 11.c and Appendix F.
Quarterly Value Death Benefit – an optional benefit described in section 11.c and Appendix F that has an additional M&E charge and was intended to provide an increased death benefit. The benefit described in section 11.c requires selection of an Additional Required Benefit.
Rate Sheet Supplement – the supplement that must accompany this prospectus that contain the rates for the values used to calculate the benefits provided by the Income Protector and Investment Protector riders that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. The Rate Sheet Supplement has the values for the Annual Increase Percentage, Guarantee Years and Payment Percentages table for Income Protector; and the values for the Guarantee Percentage, Earliest Anniversary and Future Anniversary for Investment Protector. Once these rates are established for your Contract, they will not change while your benefit is in effect.
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Rider Anniversary – a twelve-month anniversary of the Rider Effective Date or any subsequent twelve-month Rider Anniversary.
Rider Anniversary Value – the highest Contract Value on any Rider Anniversary, adjusted for subsequent Purchase Payments and withdrawals, used to determine Investment Protector's Target Value as discussed in section 11.b.
Rider Effective Date – the date shown on the Contract that starts the first Rider Year if you select Income Protector or Investment Protector, or have Income Focus. Rider Anniversaries and Rider Years are measured from the Rider Effective Date.
Rider Year – any period of twelve months beginning on the Rider Effective Date or a subsequent Rider Anniversary.
Separate Account – Allianz Life Variable Account B is the Separate Account that issued your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
Service Center – the area of our company that provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing checks for Purchase Payments may be different and is also listed at the back of this prospectus.
Short Withdrawal Charge Option – an optional benefit described in Appendix G that has an additional M&E charge and shortens the Base Contract's withdrawal charge period to four years.
Target Value – if you selected Investment Protector at issue, it is the greater of total Purchase Payments adjusted for withdrawals, or the Rider Anniversary Value multiplied by the Guarantee Percentage, and is available on each Target Value Date as stated in section 11.b. If you selected a Target Date Benefit, it is the highest Contract Value on any Contract Anniversary, adjusted for subsequent Purchase Payments and withdrawals as stated in Appendix E.
Target Value Date – the date on which we guarantee your Contract Value cannot be less than the Target Value.
Total Income Value – the sum of all your individual Income Value(s). We use the Total Income Value to determine your Income Focus rider charge.
Traditional Death Benefit – the death benefit provided by the Contract.
Traditional Death Benefit Value – total Purchase Payments adjusted for withdrawals.
Valid Claim – the documents we require to be received in Good Order at our Service Center before we pay any death claim. This includes the death benefit payment option, due proof of death, and any required governmental forms. Due proof of death includes a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.
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FEE TABLES

These tables describe the fees and expenses you pay when purchasing, owning and taking a withdrawal from the Contract, or transferring Contract Value between Investment Options. For more information, see section 7, Expenses.
OWNER TRANSACTION EXPENSES
Withdrawal Charge During Your Contract's Initial Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount(3)
	Base Contract(4)	Bonus Option(5)	Short Withdrawal Charge Option	No Withdrawal Charge Option
0	8.5%	8.5%	8.5%	0%
1	8.5%	8.5%	7.5%	0%
2	7.5%	8.5%	5.5%	0%
3	6.5%	8%	3%	0%
4	5%	7%	0%	0%
5	4%	6%	0%	0%
6	3%	5%	0%	0%
7	0%	4%	0%	0%
8	0%	3%	0%	0%
9 years or more	0%	0%	0%	0%

Transfer Fee(6)………………………………….......	$25
(for each transfer after twelve in a Contract Year)
Premium Tax(7)…………………………………...…	3.5%
(as a percentage of each Purchase Payment)
OWNER PERIODIC EXPENSES
Contract Maintenance Charge(8)………………...	$50
(per Contract per year)
(1)	The Contract provides a free withdrawal privilege that allows you to withdraw 12% of your total Purchase Payments annually without incurring a withdrawal charge as discussed in section 8, Access to Your Money – Free Withdrawal Privilege.
(2)	The Withdrawal Charge Basis is the amount subject to a withdrawal charge as discussed in section 7, Expenses – Withdrawal Charge.
(3)	For Contracts issued in Florida on or after January 1, 2011, the total withdrawal charge on a partial or full withdrawal cannot be greater than 10% of the Contract Value withdrawn.
(4)	For Contracts issued in Mississippi on or after October 26, 2009, the withdrawal charge is 8.5%, 7.5%, 6.5%, 5.5%, 5%, 4%, 3% and 0% for the time periods referenced.
(5)	For Contracts issued in Connecticut on or prior to April 29, 2011, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced. For Contracts issued in Mississippi on or after October 26, 2009, the withdrawal charge is 8%, 8%, 8%, 8%, 7%, 6%, 5%, 3.5%, 1.5% and 0% for the time periods referenced.
(6)	We count all transfers made in the same Business Day as one transfer. Program and benefit related transfers are not subject to the transfer fee and do not count against the free transfers we allow as discussed in section 7, Expenses – Transfer Fee. Transfers are subject to the market timing policies discussed in section 5, Investment Options – Excessive Trading and Market Timing.
(7)	Not currently deducted, but we reserve the right to do so in the future. This is the maximum charge we could deduct if we exercise this right as discussed in section 7, Expenses – Premium Tax.
(8)	Waived if the Contract Value is at least $100,000 as discussed in section 7, Expenses – Contract Maintenance Charge.
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CONTRACT ANNUAL EXPENSES
Base Version A Contract and Base Version B Contract with…	Available Dates	Mortality and Expense Risk (M&E) Charge(9) (as a percentage of each Investment Options' net asset value)
No optional benefits	5/1/2007 - 4/26/2013	1.40%
Quarterly Value Death Benefit(10)	5/1/2007 - 4/26/2013	1.70%
Bonus Option	5/1/2007 - 4/26/2013	1.70%
Short Withdrawal Charge Option	5/1/2007 - 7/23/2012	1.65%
No Withdrawal Charge Option	3/17/2008 - 3/31/2009 7/22/2009 - 7/23/2012	1.75%
Bonus Option and Quarterly Value Death Benefit(10)	5/1/2007 - 4/26/2013	2.00%
Short Withdrawal Charge Option and Quarterly Value Death Benefit(10)	5/1/2007 - 7/23/2013	1.95%
No Withdrawal Charge Option and Quarterly Value Death Benefit(10)	3/17/2008 - 3/31/2009 7/22/2009 - 7/23/2012	2.05%

Currently Available Riders	Rider Charge
	Maximum	Current(11)
Income Protector Single Lifetime Plus Payments (as a percentage of the Benefit Base) Joint Lifetime Plus Payments (as a percentage of the Benefit Base)	2.50% 2.75%	1.40% 1.40%
Investment Protector (as a percentage of the Target Value)	2.50%	1.30%

Previously Available Income Protector and Income Focus Riders (Version Identifier)	Contract Version	Available Dates	Rider Charge
			Maximum		Current(11)
			Single Payments	Joint Payments	Single Payments	Joint Payments
Income Protector with Lifetime Plus Payments(12) (as a percentage of the Benefit Base)
Income Protector (010.12)	A(13) and B	10/15/2012 – 4/24/2015	2.50%	2.75%	1.20%	1.20%
Income Protector (07.12)	A(13) and B	7/23/2012 - 10/12/2012	2.50%	2.75%	1.10%	1.10%
Income Protector (05.12)	A(13) and B	4/30/2012 - 7/20/2012	2.50%	2.75%	1.60%	1.60%
Income Protector (01.12)	A and B	1/23/2012 - 4/27/2012	2.50%	2.75%	1.60%	1.60%
Income Protector (05.11)	A and B	5/2/2011 - 1/20/2012	2.50%	2.75%	1.55%	1.70%
Income Protector (05.10)	A	5/3/2010 - 4/29/2011	2.50%	2.75%	1.55%	1.70%
Income Protector (08.09)	A	7/22/2009 - 4/30/2010	2.50%	2.75%	1.55%	1.70%
Income Focus with Income Focus Payments(12) (as a percentage of the Total Income Value)
Income Focus (07.12)	B	7/23/2012 - 4/24/2015	2.75%	2.95%	1.30%	1.30%
Income Focus (05.12)	B	4/30/2012 - 7/20/2012	2.75%	2.95%	1.30%	1.30%

Previously Available Investment Protector Riders (Version Identifier)	Contract Version	Available Dates	Rider Charge (as a percentage of the Target Value)
			Maximum	Current(11)
Investment Protector (07.13)	A(13) and B	7/22/2013 – 4/24/2015	2.50%	1.30%
Investment Protector (07.12)	A(13) and B	7/9/2012 - 7/19/2013	2.50%	1.30%
Investment Protector (01.12)	A(13) and B	4/30/2012 - 7/6/2012	2.50%	1.30%
Investment Protector (01.12)	A and B	1/23/2012 - 4/27/2012	2.50%	1.30%
Investment Protector (05.10)	A and B	5/3/2010 - 1/20/2012	2.50%	1.25%
Investment Protector (08.09)	A	7/22/2009 - 4/30/2010	2.50%	1.15%

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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Previously Available Lifetime Benefit Riders	Maximum Additional M&E Charge(14) (as a percentage of each Investment Options' net asset value)	Current Additional M&E Charge(14) (as a percentage of each Investment Options' net asset value)
		No qualifying event, or declined charge increase(15)	Had a qualifying event and accepted increase(15)
Lifetime Plus II Benefit and Lifetime Plus 10 Benefit (available on Version A Contracts from 1/26/2009 through 3/31/2009)
Single Lifetime Plus Payments	1.60%	0.95%	1.20%
Joint Lifetime Plus Payments	1.75%	1.10%	1.35%
Lifetime Plus II Benefit (available on Version A Contracts from 11/12/2007 through 1/23/2009) and Lifetime Plus 10 Benefit (available on Version A Contracts from 7/17/2008 through 1/23/2009)
Single Lifetime Plus Payments	1.60%	0.80%(16)	1.20%(16)
Joint Lifetime Plus Payments	1.75%	0.95%(16)	1.35%(16)
Lifetime Plus Benefit (available on Version A Contracts from 5/1/2007 through 1/23/2009)
Single Lifetime Plus Payments	1.50%	0.70%	1.20%
Joint Lifetime Plus Payments	1.65%	0.85%	1.35%

Previously Available Target Date Benefit Riders (available on Version A Contracts)	Available Dates	Additional M&E Charge(17) (as a percentage of each Investment Options' net asset value)
Target Date 10 Benefit	1/26/2009 - 3/31/2009	0.55%
Target Date Retirement Benefit	3/17/2008 - 1/23/2009	0.40%
ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
Following are the minimum and maximum total annual operating expenses charged by any of the Investment Options for the period ended December 31, 2015 , before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.
	Minimum	Maximum
Total annual Investment Option operating expenses(18) (including management fees, distribution or 12b‑1 fees, and other expenses) before fee waivers and expense reimbursements	0.49%	1.86%
(9)	The Contract allows Partial Annuitization. After a Partial Annuitization, the M&E charge listed above applies to the net asset value remaining in the Accumulation Phase. If you select variable Annuity Payments the M&E charge for a Base Contract with the Bonus Option is 1.70% of the net asset value in the Annuity Phase, or 1.40% for all other Contracts. If you select fixed Annuity Payments we do not assess the M&E charge during the Annuity Phase. See section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
(10)	The Contract offered three different Quarterly Value Death Benefits that have an additional 0.30% M&E charge. Appendix F describes the original (available from May 1, 2007 through April 30, 2010), and second (available from May 2, 2010 through April 27, 2012) versions of this death benefit. The Quarterly Value Death Benefit described in section 11.c was available from April 30, 2012 through April 26, 2013, and if you remove its Additional Required Benefit without simultaneously replacing it, we stop assessing the additional 0.30% M&E charge after the rider termination date.
(11)	The current rider charge may increase or decrease on each Quarterly Anniversary. For Income Protector and Investment Protector see section 7, Expenses – Rider Charge. For Income Focus see Appendix I.
(12)	If you select the Charge Lock Option rider, the rider charge for Income Protector or Income Focus is fixed at the rate in effect on the Charge Lock Date. You will continue to pay the rider charge after the Charge Lock Date as long as your selected benefit is in effect and your Contract Value is positive. For Income Protector see section 7, Expenses – Rider Charge. For Income Focus see Appendix I.
(13)	Available on Version A Contracts issued on or after April 1, 2009.
(14)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive as discussed in Appendix D.
(15)	For Contracts issued in Nevada, the additional M&E charge is 0.70% for single payments and 0.85% for joint payments and this charge will not change. In all other states, a qualifying event is the reset of a Lifetime Benefit's Annual Increase, or an automatic annual Lifetime Plus Payment increase, that occurred on or after April 29, 2013. If you have had an annual payment increase, your additional M&E charge does not change until the next fifth Benefit Anniversary. If you have had a qualifying event, you can decline this increase to the additional M&E charge as discussed in Appendix D.
(16)	On the Benefit Date, the additional M&E charge reduces 0.10% as discussed in Appendix D.
(17)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive as discussed in Appendix E.
(18)	Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. Amounts may be different for each Investment Option. The maximum current fee is 0.25%. If these fees are deducted from Investment Option assets, they are reflected in the above table and disclosed in Appendix A. Appendix A contains annual operating expense details for each Investment Option.
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EXAMPLES
These examples are intended to help you compare the cost of investing in this Contract with the costs of other variable annuity contracts. These examples assume you make a $10,000 investment and your selected Investment Options earn a 5% annual return. They also assume the maximum potential fees and charges for each period and are not a representation of past or future expenses. Your Contract expenses may be more or less than the examples below, depending on the Investment Option(s) and optional benefits you select, and whether and when you take withdrawals.
We deduct the $50 contract maintenance charge in the examples at the end of each Contract Year during the Accumulation Phase and we may waive this charge under certain circumstances, as described in section 7, Expenses – Contract Maintenance Charge. A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).
All figures in the examples below reflect the most expensive combination of benefits, which is the Base Contract with Bonus Option, Quarterly Value Death Benefit, and Income Protector with joint payments (8.5% declining withdrawal charge, 2.00% M&E charge and a maximum rider charge of 2.75%).
1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.86% (the maximum Investment Option operating expense)	$1,585	$3,094	$4,500	$7,842
0.49% (the minimum Investment Option operating expense)	$1,445	$2,696	$3,872	$6,782
2)	If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is two years after the date we issue the Contract (Issue Date) in all states except Florida, which is one year after the Issue Date.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.86% (the maximum Investment Option operating expense)	-	$2,244	$3,800	$7,842
0.49% (the minimum Investment Option operating expense)	-	$1,846	$3,172	$6,782

3)	If you do not surrender your Contract.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.86% (the maximum Investment Option operating expense)	$735	$2,244	$3,800	$7,842
0.49% (the minimum Investment Option operating expense)	$595	$1,846	$3,172	$6,782
See Appendix B for condensed financial information regarding the accumulation unit values (AUVs) for the highest and lowest charges as of December 31, 2015. See the SAI Appendix for condensed financial information regarding the December 31, 2015 AUVs for other charges.
NOTE FOR CONTRACTS WITH THE PREVIOUSLY AVAILABLE INCOME FOCUS RIDER: In example 1 (if you surrender your Contract) and example 3 (if you do not surrender your Contract), the most expensive combination of benefits in Year 1 are for the Base Contract with Bonus Option, Quarterly Value Death Benefit and Income Focus with joint payments (8.5% declining withdrawal charge, 2.00% M&E charge and a maximum rider charge of 2.95%). Please see Appendix L for expense example 1 (full surrender) and 3 (no surrender) for these Contracts.

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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1.	THE VARIABLE ANNUITY CONTRACT

NOTE: Version A Contracts and Version B Contracts are no longer offered for sale, but you may be able to make additional Purchase Payments or add certain optional benefits.

An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life), where you make payments to us and the money is invested in Investment Options available through the Contract. Depending on market conditions, your Contract can gain or lose value based on your selected Investment Options' performance. When you are ready to take money out, we make payments to you according to your instructions and any restrictions associated with the payout option you select that is described in this prospectus. We do not make any changes to your Contract without your permission except as may be required by law.
The Contract has an Accumulation Phase and an Annuity Phase.
The Accumulation Phase is the first phase of your Contract, and it begins on the Issue Date. During the Accumulation Phase, your money is invested in the Investment Options you select on a tax-deferred basis. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. (For more information, see section 12, Taxes.)
During the Accumulation Phase you can take withdrawals (subject to any withdrawal charge). You can also make additional Purchase Payments if your Contract was issued in Connecticut, Florida, or New Jersey, or if your Contract was issued from August 17, 2009 through April 26, 2013. Purchase Payments are subject to the restrictions set out in section 3, Purchase Payments – Purchase Payment Requirements.
NOTE: We no longer accept additional Purchase Payments to Contracts issued before August 17, 2009 in all states except Connecticut, Florida, and New Jersey.

For an additional charge, you may be able to select any one of the following optional benefits, if available.
Currently Available Riders
•	Income Protector (see section 11.a) provides guaranteed lifetime income called Lifetime Plus Payments that can begin once the minimum exercise age is met, or as late as age 90. We base payments on the Benefit Base that is at least equal to the Annual Increase (total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase). You must be age 80 or younger to select Income Protector. Appendix J contains information specific to previously available versions of this benefit.
•	Investment Protector (see section 11.b) provides a Target Value (a level of protection for your principal and any annual investment gains) that is available on a future date if you hold the Contract for the required period. You must be age 80 or younger to select Investment Protector. Appendix J contains information specific to previously available versions of this benefit.
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Previously Available Riders
•	The Quarterly Value Death Benefit potentially provides an increased death benefit based on the highest quarterly Contract Value adjusted for withdrawals (Quarterly Anniversary Value). The Quarterly Value Death Benefit was only available at issue. Section 11.c describes the Quarterly Value Death Benefit that was available from April 30, 2012 through April 26, 2013. Appendix F describes the original Quarterly Value Death Benefit available from May 1, 2007 through April 30, 2010, and the second Quarterly Value Death Benefit available from May 2, 2010 through April 27, 2012.
•	The Bonus Option (see section 11.d) provides a 6% bonus on Purchase Payments received before age 81 subject to a three-year vesting schedule. The Bonus Option has a higher and longer withdrawal charge schedule and was only available at issue from May 1, 2007 through April 26, 2013.
•	The Lifetime Benefits (see Appendix D) are similar to Income Protector. These benefits also provide Lifetime Plus Payments based on the Benefit Base, but the Benefit Base is calculated differently under each benefit. The Lifetime Plus Benefit was available from May 1, 2007 through January 23, 2009 and the Lifetime Plus II Benefit was available from November 12, 2007 through March 31, 2009. Both of these benefits allow payments to begin from age 50 to age 90. The Lifetime Plus 10 Benefit was available from June 17, 2008 through March 31, 2009 and payments can begin from age 65 to 90.
•	The Target Date Benefits (see Appendix E) are similar to Investment Protector. These benefits also provide a Target Value that is available on a future date if you hold the Contract for the required period, but the Target Value is calculated differently. The Target Date Retirement Benefit was available from March 17, 2008 through January 23, 2009, and the Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009.
•	The Short Withdrawal Charge Option (see Appendix G) shortens the Base Contract's withdrawal charge period from seven to four years. It was only available at issue from May 1, 2007 through July 23, 2012.
•	The No Withdrawal Charge Option (see Appendix H) eliminates the Base Contract's withdrawal charge. It was only available at issue from March 17, 2008 through March 31, 2009, and then again from July 22, 2009 through July 23, 2012.
•	Income Focus (see Appendix I) provides guaranteed lifetime income called Income Focus Payments (which are similar to Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on a percentage (Income Value Percentage) of each Income Value (Purchase Payments adjusted for withdrawals). Income Value Percentages can potentially increase by 1% each year if your Contract Value increases (Performance Increases). Income Focus was available from April 30, 2012 through April 24, 2015.
The Accumulation Phase ends upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization. A Business Day is any day the New York Stock Exchange is open, except when an Investment Option does not value its shares.
•	The Business Day we process your request for a full withdrawal.
•	Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Business Day we first receive a Valid Claim from any one Beneficiary, unless the surviving spouse/Beneficiary continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Options until the complete distribution of the death benefit.
If you request Annuity Payments, your Contract enters the Annuity Phase. During the Annuity Phase we make regular periodic payments (Annuity Payments) based on the life of a person you choose (the Annuitant). We send Annuity Payments to you (the Payee). You can choose when Annuity Payments begin (the Income Date), subject to certain restrictions. We base Annuity Payments on your Contract Value and the payout rates for the Annuity Option you select. If you select variable Annuity Payments, your payments will change based on your selected Investment Options' performance. If you select fixed Annuity Payments, your payments do not change unless an Annuitant dies. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option. For more information, see section 9, The Annuity Phase.
Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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STATE SPECIFIC CONTRACT RESTRICTIONS
The Contract is subject to the law of the state in which it was issued. Some of the features of your Contract may differ from the features of a Contract issued in another state because of state-specific legal requirements. Features for which there are state-specific Contract provisions include the following.
•	The withdrawal charge.
•	Restrictions on additional Purchase Payments, joint Covered Persons, Contract assignments, the maximum available assumed investment rate used to calculate variable Annuity Payments, and the earliest Income Date.
•	Availability of the Investment Protector rider, Charge Lock Option rider, waiver of withdrawal charge benefit, automatic investment plan and free withdrawal privilege.
•	Termination of the Income Protector and Income Focus riders.
All material state variations in the Contract are disclosed in this prospectus. If you would like more information regarding state-specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll-free telephone number listed at the back of this prospectus. Our "Service Center" is the area of our company that issues Contracts and provides Contract maintenance and routine customer service.
WHEN THE CONTRACT ENDS
The Contract ends when:
•	all applicable phases of the Contract (Accumulation Phase and/or Annuity Phase) have ended, and/or
•	if we received a Valid Claim, all applicable death benefit payments have been made.
For example, if you purchased a Contract and take a full withdrawal of the total Contract Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.
Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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2.	OWNERS, ANNUITANTS, AND OTHER SPECIFIED PERSONS

OWNER
You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. The Owner may be a non-individual, which is anything other than an individual person, which could be a trust, qualified plan, or corporation. Qualified Contracts can only have one Owner.
JOINT OWNERS
Non-Qualified Contracts can be owned by up to two individual Owners. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center.
NOTE: Partial Annuitizations (applying only part of your Contract Value to Annuity Payments) are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designated an Annuitant when you purchased your Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract. For jointly owned Contracts, if the Annuitant dies before the Income Date, the younger Owner automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.
Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it as indicated below. For more examples, please see the Appendix to the SAI. Use care when designating Owners and Annuitants, and consult your Financial Professional if you have questions.
UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•
We pay a death benefit to the person you designate (the Beneficiary) unless the Beneficiary is the surviving spouse and continues the Contract. If the surviving spouse continues the Contract, they become the new Owner and the Accumulation Phase continues.
	•	The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
	•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•
If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
– Annuity Option 1  or 3, payments end.
– Annuity Option 2 or 4, payments end when the guarantee period ends.
– Annuity Option 5,  payments end and the Payee may receive a lump sum refund.

	•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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BENEFICIARY
The Beneficiary is the person(s) or entity you designated at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary predeceases you, or you and a Beneficiary die simultaneously as defined by applicable state law or regulation, that Beneficiary's interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no surviving Beneficiaries or if there is no named Beneficiary, we pay the death benefit to your estate or the Owner if the Owner is a non-individual.
NOTE FOR JOINTLY OWNED CONTRACTS:  The sole primary Beneficiary is the surviving Joint Owner regardless of any other named Beneficiaries. Spousal Joint Owners may also appoint contingent Beneficiaries. However, Joint Owners who are not spouses may not appoint contingent Beneficiaries. If both Joint Owners who were never spouses die before we pay the death benefit, we pay the death benefit to the estate of the Joint Owner who died last.
If both spousal Joint Owners die simultaneously as defined by applicable state law or regulation, we pay the death benefit to the named contingent Beneficiaries, or to the estate of the spousal Joint Owner who died last if there are no named contingent Beneficiaries. If both spousal Joint Owners die simultaneously, state law may dictate who receives the death benefit.

COVERED PERSON(S)
If you select Income Protector or have Income Focus, we base Lifetime Plus Payments or Income Focus Payments (lifetime payments) on the lives of the Covered Person(s). Their ages determine availability of the benefit, when lifetime payments can begin and the Lifetime Plus Payment percentage or initial Income Value Percentage as applicable. When you select one of these benefits, you choose whether you want payments based on your life (single lifetime payments), or the lifetime of you and your spouse (joint lifetime payments). Joint Covered Persons must be spouses within the meaning of federal tax law during the entire period your selected benefit is in effect. Joint lifetime payments are not available if there is more than a 30-year age difference between spouses. Based on your payment selection, we determine the Covered Persons as follows.
For single lifetime payments and:
•	solely owned Contracts, the Covered Person is the Owner.
•	jointly owned Contracts, you can choose which Owner is the Covered Person.
•	Contracts owned by a non-individual, the Covered Person is the Annuitant.
For joint lifetime payments, Covered Persons must be spouses and:
•	Non-Qualified Contracts:
–	spouses must be Joint Owners; or
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.
•	Qualified Contracts:
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
–	if the Owner is a qualified plan or a custodian, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary because we also require the qualified plan or custodian to be the sole primary Beneficiary. This structure allows the surviving non-Annuitant spouse to continue to receive lifetime payments.
After the date Income Protector or Income Focus is added to your Contract (Rider Effective Date) you cannot add or change a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. A Contract Anniversary is a twelve-month anniversary of your Contract's Issue Date. A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Lifetime Plus Payments or Income Focus Payments begin. We process your request on the Contract Anniversary* (or Benefit Anniversary*) that occurs immediately after we receive your request in Good Order at our Service Center. A request is in "Good Order" when it contains all the information we require to process it. If you remove a joint Covered Person, we change your rider charge to equal the current charge for single lifetime payments that is in effect on the anniversary that we process your request to remove a joint Covered Person if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses - Rider Charge.
*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.
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Joint Covered Persons must qualify as spouses under federal tax law until the benefit ends. Until then, if at any time joint Covered Persons are no longer spouses, you must send us written notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or we will remove one former spouse from the Contract as a Covered Person and also as an Owner, Joint Owner and Annuitant. At this time, we change the rider charge to equal the current charge for single lifetime payments that is in effect if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses - Rider Charge. When we receive notification of an Owner's death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any lifetime payments and the Contract all end.
If you select Income Protector and remove a joint Covered Person, we may increase your annual maximum Lifetime Plus Payment. If at the end of the last Business Day before the Benefit Anniversary that we remove the joint Covered Person the payment percentage for the remaining Covered Person's current age multiplied by the Contract Value is greater than your current annual maximum Lifetime Plus Payment, we increase your payment to this new amount. If you have Income Focus removing a joint Covered Person does not change your annual maximum Income Focus Payment.
Once we remove a Covered Person, he or she cannot be reinstated.
NOTE:

•	For Income Protector or Income Focus riders issued in states other than California or New Jersey: Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person no longer has the required relationship stated here, he or she is removed from the Contract as a Covered Person. If we remove all Covered Persons from the Contract, the benefit and any lifetime payments end.
•	For Joint Owners selecting single lifetime payments: If you are no longer spouses on the date of an Owner's death and the Contract Value is positive, we pay the death benefit to the Beneficiary and the benefit and any lifetime payments end. This means Lifetime Plus Payments or Income Focus Payments are no longer available even if a Covered Person is still alive.
•	For Income Protector or Income Focus riders issued to civil union partners in New Jersey: We allow civil union partners to be Joint Owners and/or joint Covered Persons. However, civil union partners are treated differently from persons who are recognized as spouses under the federal tax law and this affects how long lifetime payments continue. Upon the death of one federally recognized spouse, the survivor can continue the Contract and lifetime payments also continue if the survivor is a Covered Person. This type of continuation is not allowed for a surviving civil union partner under the federal tax law. However, if the Contract Value reduces to zero before the one year anniversary of the first civil union partner's death, lifetime payments can continue as Annuity Payments if the survivor is a Covered Person and the survivor chooses not to take the death benefit. If instead the Contract Value is positive at this time, or if the survivor chooses to take the death benefit, lifetime payments stop.

PAYEE
The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner. However, we may allow you to name a charitable trust, financial institution, qualified plan, or an individual specified in a court order as a Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.
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ASSIGNMENTS, CHANGES OF OWNERSHIP AND OTHER TRANSFERS OF CONTRACT RIGHTS
You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.
You must submit your request to assign the Contract in writing to our Service Center and we must approve it in writing. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.
Upon our consent, we record the assignment. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary you must make a separate request.
An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.
NOTE IF YOU SELECT INCOME PROTECTOR OR HAVE INCOME FOCUS:

•	An assignment does not change the Covered Person(s).
•	For riders issued in California, Florida, Ohio, Oregon, New Jersey, Texas and Wisconsin: We cannot restrict assignments.
•	For riders issued in states other than California or New Jersey: Following an assignment or change of ownership/Annuitant/Beneficiary, if all Covered Persons no longer have the required relationship as stated under "Covered Person(s)" in this section (Owner, Annuitant or sole Beneficiary) your selected benefit and any lifetime payments end. Any existing Contract assignment must be removed before you begin receiving lifetime payments. We may make exceptions to the removal of a Contract assignment in order to comply with applicable law. This means that Lifetime Plus Payments or Income Focus Payments may end even if the Covered Person is still alive.
•	For riders issued in California and New Jersey: Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person who was previously an Owner or Annuitant no longer has that position, the benefit and any lifetime payments end based on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual) or last surviving Covered Person. However, if the deceased's spouse continues the Contract, the benefit and lifetime payments continue until the earlier of the date of death of the surviving spouse or last surviving Covered Person. For riders issued in New Jersey involving civil union partners, the benefit and lifetime payments may end even earlier because Contract continuation is not allowed for a surviving civil union partner. This means that Lifetime Plus Payments or Income Focus Payments may end even if the Covered Person is still alive.

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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3.	PURCHASE PAYMENTS

PURCHASE PAYMENT REQUIREMENTS
We no longer accept additional Purchase Payments for Contracts issued before August 17, 2009 in all states except Connecticut, Florida, and New Jersey.
The additional Purchase Payment requirements for Contracts issued in Connecticut, Florida, and New Jersey, and for Contracts issued from August 17, 2009 through April 26, 2013, are as follows.
•	If you do not select Income Protector or Investment Protector, and do not have Income Focus, you can make additional Purchase Payments of $50 or more during the Accumulation Phase.
•	If you select Income Protector or Investment Protector, or have Income Focus, we restrict additional Purchase Payments. Each rider year that we allow additional payments you cannot add more than your initial amount without our prior approval. If you select Income Protector or have Income Focus, we do not allow additional payments on or after the date Lifetime Plus Payments or Income Focus Payments begin (Benefit Date). If you select Investment Protector we do not allow additional payments on or after the third rider anniversary.
Your initial amount is all Purchase Payments received before the first Quarterly Anniversary of the first Contract Year. A Contract Year is a period of twelve months beginning on the Issue Date or any subsequent Contract Anniversary. If your benefit is effective on the Issue Date, we allow you to add up to the initial amount in the remainder of the first Contract Year (the first Quarterly Anniversary to the last Business Day before the first Contract Anniversary).
If you remove Income Protector, Income Focus or Investment Protector, these restrictions no longer apply.
•	We do not accept additional Purchase Payments on or after the Income Date that you take a Full Annuitization.
•	The maximum total Purchase Payments we accept without our prior approval is $1 million including amounts already invested in other Allianz Life variable annuities.
We may, at our sole discretion, waive the minimum Purchase Payment requirements.
If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes.
If you submit a Purchase Payment to your Financial Professional, we do not begin processing the payment until we receive it. A Purchase Payment is "received" when it arrives at our Service Center from the address for mailing checks listed at the back of this prospectus regardless of how or when you submitted them. We forward Purchase Payments we receive at the wrong address to the last address listed at the back of this prospectus, which may delay processing.
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For Contracts issued from August 17, 2009 through April 26, 2013, we may terminate your ability to make additional Purchase Payments because we reserve the right to decline any or all Purchase Payments at any time on a non-discriminatory basis. This applies to Contracts issued in all states except those listed in the following Note. If mandated under applicable law, we may be required to reject a Purchase Payment. If we exercise our right to no longer allow additional Purchase Payments this may limit your ability to fund your Contract's guaranteed benefits such as Income Protector's Benefit Base, Income Focus' Income Values, Investment Protector's Target Value or the Quarterly Value Death Benefit's Quarterly Anniversary Value.
NOTE:
•	For Contracts issued in Mississippi: Additional Purchase Payments are limited to the first Contract Year, so we no longer accept additional Purchase Payments.
•	For Contracts issued in Massachusetts: If you have Investment Protector, additional Purchase Payments are limited to the first three Contract Years, so we no longer accept additional Purchase Payments on these Contracts. This restriction continues to apply even if you later remove Investment Protector from your Contract. Contracts issued in Massachusetts with Investment Protector were issued as individual limited purchase payment variable deferred annuity contracts.
•	For Contracts issued in New Jersey: We can only decline an additional Purchase Payment if it would cause total Purchase Payments to be more than $1.5 million for Contracts issued on or prior to April 29, 2011, or more than $1 million for Contracts issued from May 2, 2011 through April 26, 2013, or if it would otherwise violate the Purchase Payment restrictions for your Contract (for example, the initial amount for Income Protector).
•	For Contracts issued in Connecticut and Florida: We can only decline a Purchase Payment if it would cause total Purchase Payments to be more than $1 million, or if it would otherwise violate the Purchase Payment restrictions for your Contract (for example, the initial amount for Income Protector).

ALLOCATION OF PURCHASE PAYMENTS
You must allocate your money to the Investment Options in whole percentages. If you have the Bonus Option, we allocate the bonus in the same way as the corresponding Purchase Payment. Currently we allow you to invest in up to 15 Investment Options at any one time. We may change this maximum in the future, but you can always invest in at least five Investment Options.
You can instruct us how to allocate additional Purchase Payments. If you do not instruct us, we allocate them according to your future Purchase Payment allocation instructions. Contract Value transfers between Investment Options do not change your future allocation instructions, or how we rebalance your Contract Value quarterly if you select Income Protector or Investment Protector, or have Income Focus. For more information, see section 5, Investment Options – Electronic Investment Option Transfer and Allocation Instructions.
You can change your future allocation instructions at any time without fee or penalty. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. If you change your future allocation instructions and you are participating in the dollar cost averaging program or the flexible rebalancing program, this change does not automatically apply to your allocation instructions for these programs. To change your allocation instructions for these programs, you must send us additional instructions. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.
Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is no longer available to Contracts issued before August 17, 2009 in all states except Connecticut, Florida, and New Jersey.
The AIP makes additional Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking or brokerage account. You can participate in AIP by completing our AIP form. Our Service Center must receive your form in Good Order by the 15th of the month (or the next Business Day if the 15th is not a Business day) in order for AIP to begin that same month. We process AIP Purchase Payments on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We allocate AIP Purchase Payments according to your future allocation instructions which must comply with the allocation requirements and restrictions stated in this section, and if you select Income Protector or Investment Protector, or have Income Focus, they must also comply with the allocation restrictions stated in section 11.a, section 11.b or Appendix I. AIP has a maximum of $1,000 per month. We must receive your request to stop or change AIP at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the Business Day we process AIP to make the change that month. If you select Income Protector or Investment Protector, or have Income Focus, and/or choose to begin Annuity Payments, AIP ends automatically as follows.
•	If you begin Annuity Payments, AIP ends on the Business Day before the Income Date.
•	If you select Income Protector or have Income Focus, AIP ends on the Benefit Date.
•	If you select Investment Protector, AIP ends on the third rider anniversary.
We reserve the right to discontinue or modify AIP at any time and for any reason.
NOTE: For Owners of Qualified Contracts, AIP is not available if your Contract is funding a plan that is tax qualified under Section 401 or 403(b) of the Internal Revenue Code.

DOLLAR COST AVERAGING (DCA) PROGRAM
The DCA program transfers Contract Value or Bonus Value (Contract Value plus any unvested bonus amounts if you have the Bonus Option) monthly from the AZL Government Money Market Fund to your selected Investment Options. By allocating on a regularly scheduled basis, as opposed to making a one-time allocation, your Contract Value may be less susceptible to market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss.
You can participate in either the six- or twelve-month DCA program by completing our DCA form. You can participate in this program, during the Accumulation Phase, one or more times. There are no fees for DCA transfers and currently, we do not count them as a free transfer. We reserve the right to discontinue or modify the DCA program at any time and for any reason.
If you choose to participate in this program, you must allocate at least $1,500 to the AZL Government Money Market Fund. Each month while the program is in effect, we transfer Contract Value (or Bonus Value, if applicable) applied to the DCA program from the AZL Government Money Market Fund according to your future Purchase Payment allocation instructions.
Information on the AZL Government Money Market Fund can be found in section 5, Investment Options; Appendix A – Annual Operating Expenses for Each Investment Option; and in the AZL Government Money Market Fund prospectus that you can obtain from your Financial Professional or us by calling the toll-free telephone number at the back of this prospectus.
We make DCA transfers on the tenth of the month, or the next Business Day if the tenth is not a Business Day. We must receive your DCA form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these transfers or your participation does not begin until next month.
Your participation ends on the earliest of the following:
•	the Benefit Date that Lifetime Plus Payments begin if you select Income Protector;
•	you request to end the program (your request must be received at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the tenth to end that month);
•	the DCA program period ends (which is either six or twelve months); or
•	your Contract ends.
Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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If the DCA program ends at your request or because you request Lifetime Plus Payments, on the Business Day your program ends we transfer any remaining DCA program Contract Value in the AZL Government Money Market Fund according to your future allocation instructions.
NOTE:
•	For Contracts with Income Protector or Investment Protector, quarterly rebalancing transfers under these benefits do not move Contract Value allocated to the DCA program into or out of the AZL Government Money Market Fund.
•	This program is not available if you have Income Focus.

4.	VALUING YOUR CONTRACT

Your Contract Value (and Bonus Value, if applicable) increases and decreases based on Purchase Payments (and any bonus), transfers, withdrawals, deduction of fees and charges, and your selected Investment Options' performance.
We place Purchase Payments you allocate to the Investment Options into subaccounts under our Separate Account (Allianz Life Variable Account B). Each subaccount invests exclusively in one Investment Option. We use accumulation units to account for all amounts allocated to or withdrawn from each subaccount. If you request variable Annuity Payments during the Annuity Phase, we call this measurement an annuity unit.
ACCUMULATION UNITS
When we receive a Purchase Payment at our Service Center, we credit your Contract with accumulation units based on the Purchase Payment (and any bonus) amount and daily price (accumulation unit value) for the subaccount of your selected Investment Option. A subaccount's accumulation unit value is based on the price (net asset value) of the underlying Investment Option. An Investment Option's net asset value is typically determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day's price.
We arbitrarily set the initial accumulation unit value for each subaccount. On the Issue Date, the number of accumulation units in each subaccount was equal to the initial Purchase Payment (and any bonus) amount allocated to a subaccount, divided by that subaccount's accumulation unit value.
Example
•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
•	When the New York Stock Exchange closes on that Wednesday, we determine that the accumulation unit value is $13.25 for your selected Investment Option.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount accumulation units for your selected Investment Option.
At the end of each Business Day, we adjust the number of accumulation units in each subaccount as follows. Additional Purchase Payments (and any bonus) and transfers into a subaccount increase the number of accumulation units. Withdrawals, transfers out of a subaccount, and the deduction of any Contract charge other than the M&E charge decrease the number of accumulation units. The M&E charge reduces the accumulation unit value, not the number of accumulation units.
At the end of each Business Day for each subaccount, we multiply the accumulation unit value at the end of the prior Business Day by the percentage change in value of an Investment Option since the prior Business Day. The percentage change includes both the market performance of the Investment Option and the assessed M&E Charge.
COMPUTING CONTRACT VALUE AND BONUS VALUE
We calculate your Contract Value or Bonus Value (Contract Value plus any unvested bonus amounts) at the end of each Business Day by multiplying each subaccount's accumulation unit value by its number of accumulation units, and then adding those results together for all subaccounts. If you have a Bonus Contract, we compute your Contract Value by deducting the unvested bonus amount from the Bonus Value. Additional Purchase Payments increase your Contract Value, withdrawals and Contract charges reduce your Contract Value. Your Contract Value and Bonus Value (if applicable) on any given Business Day are determined at the end of the prior Business Day. For example, your Contract Value on a Contract Anniversary reflects the number and value of the accumulation units at the end of the prior Business Day.
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5.	INVESTMENT OPTIONS

The following table lists this Contract's Investment Options and their associated investment advisers and subadvisers, investment objectives, and primary investments. Depending on market conditions, you can gain or lose value by investing in the Investment Options. In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the Securities & Exchange Commission. Certain Investment Options listed here may not be available to you as disclosed in the list of Investment Options at the front of this prospectus.
You should read the Investment Options' prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. The operation of the Investment Options and their various risks and expenses are described in the Investment Options' prospectuses. You can obtain the current Investment Options' prospectus by contacting your Financial Professional or calling us at the toll-free telephone number listed at the back of this prospectus.
Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. Each Investment Option's Board of Directors monitors for material conflicts, and determines what action, if any, should be taken.
The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Investment Options investment results may be higher or lower than these other portfolios' results. The investment advisers cannot guarantee, and make no representation, that these similar funds' investment results will be comparable even though the Investment Options have the same names, investment advisers, objectives, and policies.
Each Investment Option offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust) is a "fund of funds" and diversifies its assets by investing primarily in shares of several other affiliated mutual funds.
The Investment Options may pay 12b‑1 fees to the Contracts' distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Investment Options' advisers, distributors and/or affiliates for administrative services and benefits we provide to the Investment Options. The compensation amount usually is based on the Investment Options' aggregate assets purchased through contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive is 0.35% annually of the average aggregate amount invested by us in the Investment Options.
The Allianz VIP Fund of Funds Trust underlying funds do not pay 12b‑1 fees or service fees to the Trust, and the Trust does not charge 12b‑1 fees or service fees. The Allianz VIP Fund of Funds Trust underlying funds or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to you. Service fees may vary depending on the underlying fund.
We offer other variable annuity contracts that may invest in these Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.
The following advisers and subadvisers are affiliated with us through common ownership: Allianz Investment Management LLC, Allianz Global Investors Fund Management LLC, NFJ Investment Group LLC, and Pacific Investment Management Company LLC.
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INVESTMENT OPTIONS
Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
ALLIANZ
Managed by Allianz Global Investors Fund Management LLC/Allianz Global Investors U.S. LLC	RCM Dynamic Multi-Asset Plus VIT Portfolio	Specialty	Long-term capital appreciation
Invests in a globally diverse combination of equity securities and U.S. dollar denominated fixed income securities, including emerging markets, and targets a strategic asset allocation of 60% equity exposure and 40% fixed income exposure. Seeks to limit downside risk by moving toward less volatile asset classes during periods of high market volatility.

ALLIANZ FUND OF FUNDS
Managed by Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.

	AZL DFA Multi-Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of five underlying funds subadvised by Dimensional Fund Advisors LP, to achieve a range generally from 50% to 70% of assets in the underlying equity funds and 30% to 50% in the underlying fixed income fund.

	AZL MVP Fusion Balanced Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of up to 20% of the fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP Fusion Conservative Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of up to 20% of the fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP Fusion Growth Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 70% to 90% of assets in equity funds and approximately 10% to 30% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of up to 20% of the fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP Fusion Moderate Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 55% to 75% of assets in equity funds and approximately 25% to 45% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of up to 20% of the fund's assets in a combination of derivative and fixed income instruments.

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	AZL MVP Balanced Index Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 40% to 60% to underlying equity index funds and 40% to 60% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP BlackRock Global Allocation Fund	Specialty	High total investment return
Invests primarily (approximately 80% to 100%) in the underlying AZL BlackRock Global Allocation Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP DFA Multi-Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of five underlying funds subadvised by Dimensional Fund Advisors LP, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP Franklin Templeton Founding Strategy Plus Fund	Specialty	Long-term capital appreciation with income as a secondary goal
Invests primarily (approximately 80% to 100%) in the underlying AZL Franklin Templeton Founding Strategy Plus Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP Growth Index Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 65% to 85% to underlying equity index funds and 15% to 35% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP Invesco Equity and Income Fund	Specialty	Highest possible income consistent with safety of principal. Secondary objective of long-term growth of capital
Invests primarily (approximately 80% to 100%) in the underlying AZL Invesco Equity and Income Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP T. Rowe Price Capital Appreciation Fund	Specialty	Long term capital appreciation with preservation of capital as an important intermediate-term objective
Invests primarily (approximately 80% to 100%) in the underlying AZL T. Rowe Price Capital Appreciation Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund's assets in a combination of derivative and fixed income instruments.

BLACKROCK
Managed by Allianz Investment Management LLC/BlackRock Capital Management, Inc.	AZL BlackRock Capital Appreciation Fund	Large Growth	Long-term growth of capital	Invests at least 65% of total assets in common and preferred stock and securities convertible into common and preferred stock of mid-size and large-size companies.

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
Managed by Allianz Investment Management LLC/BlackRock Financial Management, Inc.	AZL Enhanced Bond Index Fund	Intermediate-Term Bonds	Exceed total return of the Barclays Capital U.S. Aggregate Bond Index	Invests at least 80% of net assets in investment-grade debt securities of all types and repurchase agreements for those securities.
Managed by Allianz Investment Management LLC/BlackRock Advisors, LLC	AZL Government Money Market Fund	Cash Equivalent	Current income consistent with stability of principal
Invests at least 99.5% of its total assets in cash, government securities, or repurchase agreements that are collateralized fully. Invests at least 80% in government securities or in repurchase agreements collateralized by government securities. Investments include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. In addition, the Fund may invest in variable and floating rate instruments. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Government Money Market Fund may also become extremely low and possibly negative.

Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL International Index Fund	International	Match the performance of the MSCI EAFE® Index as closely as possible
Invests at least 80% of its assets in a statistically selected sampling of equity securities of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) and in derivative instruments linked to the MSCI EAFE Index.

	AZL Mid Cap Index Fund	Mid Cap	Match the performance of the Standard & Poor's MidCap 400® Index ("S&P 400 Index") as closely as possible
Invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL Russell 1000 Growth Index Fund	Large Growth	Match the total return of the Russell 1000® Growth Index	Invests in all stocks in the Russell 1000® Growth Index in proportion to their weighting in the index.
	AZL Russell 1000 Value Index Fund	Large Value	Match the total return of the Russell 1000® Value Index	Invests in all stocks in the Russell 1000® Value Index in proportion to their weighting in the index.
	AZL S&P 500 Index Fund	Large Blend	Match total return of the S&P 500®	Normally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.
	AZL Small Cap Stock Index Fund	Small Cap	Match performance of the S&P SmallCap 600 Index®	Invests at least 80% of its assets in investments of small capitalization companies, with market capitalizations at the time of purchase, included in the S&P SmallCap 600 Index.
Managed by BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return
Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.

BOSTON COMPANY
Managed by Allianz Investment Management LLC/The Boston Company Asset Management LLC	AZL Boston Company Research Growth Fund	Large Growth	Long-term growth of capital and income	Primarily invests in common stocks of large, well-established and mature companies. May invest in non-dividend paying companies and up to 30% of its total assets in foreign securities.

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
DAVIS
Managed by Davis Selected Advisers, L.P.	Davis VA Financial Portfolio	Specialty	Long-term growth of capital	At least 80% of net assets in securities issued by companies principally engaged in the financial services sector.
FEDERATED
Managed by Allianz Investment Management LLC/Federated Global Investment Management Corp.	AZL Federated Clover Small Value Fund	Small Cap	Capital Appreciatiion
Invests at least 80% of its net assets in common stocks and other equity securities of U.S. companies with small market capitalizations, at the time of purchase in the range of companies included in the Russell 2000 Index.

FIDELITY
Managed by Strategic Advisers, Inc.	Fidelity VIP FundsManager 50% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 35% domestic equity funds, 15% international equity funds, 40% fixed income funds and 10% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 50% Composite Index.

	Fidelity VIP FundsManager 60% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 42% domestic equity funds, 18% international equity funds, 35% fixed income funds and 5% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 60% Composite Index.

FRANKLIN TEMPLETON
Managed by Allianz Investment Management LLC/Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, and Franklin Advisers, Inc.	AZL Franklin Templeton Founding Strategy Plus Fund	Specialty	Long-term capital appreciation, with income as a secondary goal
Invests in a combination of subportfolios or strategies, each of which is managed by an asset manager that is part of Franklin Templeton. The strategies invest primarily in U.S. and foreign equity and fixed income securities.

Administered by Franklin Templeton Services, LLC	Franklin Founding Funds Allocation VIP Fund	Specialty (Fund of Funds)	Capital appreciation with income as a secondary goal.	Invests equal portions in Class 1 shares of the Franklin Income VIP Fund, Mutual Shares VIP Fund, and Templeton Growth VIP Fund.
Managed by Franklin Advisers, Inc.	Franklin High Income VIP Fund	High-Yield Bonds	High current income with capital appreciation as a secondary goal	Invests predominantly in high yield, lower-rated debt securities ("junk bonds").
	Franklin Income VIP Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in debt and equity securities.
Managed by Franklin Mutual Advisers, LLC	Franklin Mutual Shares VIP Fund	Large Value	Capital appreciation, with income as a secondary goal	Invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Managed by Franklin Advisers, Inc.	Franklin U.S. Government Securities VIP Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
	Templeton Global Bond VIP Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Managed by Templeton Global Advisors Limited	Templeton Growth VIP Fund	International Equity	Long-term capital growth	Normally invests predominantly in equity securities of companies located anywhere in the world, including developing markets.

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
GATEWAY
Managed by Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture equity market investment returns, while exposing investors to less risk than other equity investments
Normally invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.

INVESCO
Managed by Allianz Investment Management LLC/Invesco Advisers, Inc.	AZL Invesco Equity and Income Fund	Specialty	Highest possible income consistent with safety of principal. Secondary objective of long-term growth of capital
Invests at least 80% of its net assets in equity and income securities. Invests at least 65% of its total assets in income-producing equity securities and also invests in investment grade quality debt securities. May invest up to 15% of net assets in REITs and up to 25% of net assets in foreign securities.

	AZL Invesco Growth and Income Fund	Large Value	Income and long-term growth of capital
Invests primarily in income-producing equity securities, including common stocks and convertible securities. May invest up to 15% of net assets in REITs and up to 25% of net assets in foreign securities.

	AZL Invesco International Equity Fund	International	Long-term growth of capital	At least 80% of its assets in a diversified portfolio of equity securities of foreign issuers that are considered by the fund's subadviser to have strong earnings growth.
J.P. MORGAN
Managed by Allianz Investment Management LLC/J.P. Morgan Investment Management, Inc.	AZL JPMorgan International Opportunities Fund	International	Long term capital appreciation	Invests in a diversified portfolio of equity securities of issuers from developed countries other than the U.S., primarily those in the MSCI EAFE Index.
	AZL JPMorgan U.S. Equity Fund	Large Blend	High total return	Invests at least 80% of its net assets, plus any borrowings for investment purposes, primarily in equity securities of large- and medium-capitalization U.S. companies.
Managed by J.P. Morgan Investment Management, Inc.	JPMorgan Insurance Trust Core Bond Portfolio	Intermediate-Term Bonds	Maximize total return	Invests at least 80% of net assets in bonds with intermediate to long-term maturities.
METWEST
Managed by Allianz Investment Management LLC/Metropolitan West Asset Management, LLC	AZL MetWest Total Return Bond Fund	Intermediate-Term Bonds	Maximize long-term total return
At least 80% of its net assets in investment grade fixed income securities or unrated securities that are determined by the subadviser to be of similar quality and in fixed income securities it regards as bonds. The portfolio duration is two to eight years and the dollar-weighted average maturity ranges from two to fifteen years. The Fund invests in the U.S. and abroad, including emerging markets.

MFS
Managed by Allianz Investment Management LLC/Massachusetts Financial Services Company	AZL MFS Investors Trust Fund	Large Blend	Capital appreciation
Invests primarily in equity securities of companies with large capitalizations that the subadviser believes has above average earnings growth potential, are undervalued, or in a combination of growth and value companies.

	AZL MFS Mid Cap Value Fund	Mid Cap	Capital appreciation
Invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase that the fund's subadviser believes are undervalued.

	AZL MFS Value Fund	Large Value	Capital appreciation
The fund seeks capital appreciation and normally invests the Fund's assets primarily in equity securities. MFS focuses on investing the Fund's assets in the stocks of companies it believes are undervalued compared to their perceived worth.

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
Managed by Massachusetts Financial Services Company	MFS VIT Total Return Bond Portfolio	Intermediate-Term Bond	Total return with an emphasis on current income, but also considering capital appreciation
Invests at least 80% of net assets in debt instruments, mainly investment grade, but also in less than investment grade quality debt instruments. May also invest in foreign securities and may use derivatives for any investment purpose.

MORGAN STANLEY
Managed by Allianz Investment Management LLC/Morgan Stanley Investment Management, Inc.	AZL Morgan Stanley Global Real Estate Fund	Specialty	Income and capital appreciation
Invests at least 80% of assets in equity securities of companies in the real estate industry located throughout the world, including real estate investment trusts and real estate operating companies established outside the U.S.

MORGAN STANLEY and J.P. MORGAN
Managed by Allianz Investment Management LLC/Morgan Stanley Investment Management, Inc., and J.P. Morgan Investment Management, Inc.	AZL Multi-Manager Mid Cap Growth Fund	Mid Cap	Capital growth
Invests in a combination of two subportfolios, or strategies, with equal allocations of the assets to each strategy. The fund as a whole will normally invest at least 80% of net assets in equity securities of mid cap companies, with market capitalizations within the range of the Russell Midcap Growth Index.

NFJ
Managed by Allianz Investment Management LLC/NFJ Investment Group LLC	AZL NFJ International Value Fund	International Equity	Long-term growth of capital and income
Invests at least 65% of net assets in equity securities of non-U.S. companies with market capitalization greater than $1 billion, with a significant portion in dividend-paying securities and up to 50% in emerging market securities.

Managed by Allianz Global Investors Fund Management LLC	Allianz NFJ Dividend Value VIT Portfolio	Large Value	Long-term growth of capital and income	Invests at least 80% of net assets in common stocks and other equity securities of companies that pay or are expected to pay dividends, and have market capitalizations greater than $3.5 billion.
OPPENHEIMERFUNDS
Managed by Allianz Investment Management LLC/OppenheimerFunds, Inc.	AZL Oppenheimer Discovery Fund	Small Cap	Capital appreciation
Under normal market conditions, invests in common stocks and other equity securities of U.S. companies with small market capitalizations, at the time of purchase in the range of companies included in the Russell 2000 Growth Index and that the subadviser believes to have favorable growth prospects.

PIMCO
Managed by Pacific Investment Management Company LLC	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.
	PIMCO VIT CommodityReal Return® Strategy Portfolio	Specialty	Maximum real return consistent with prudent investment management	Invests in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income securities.
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging markets countries.

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	PIMCO VIT Global Advantage Strategy Bond Portfolio	Intermediate-Term Bonds	Total return, which exceeds that of its benchmarks, consistent with prudent investment management
At least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Global Bond Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.

	PIMCO VIT Global Dividend Portfolio	International Equity	Current income that exceeds the average yield of global stocks with a secondary objective to provide long-term capital appreciation
Normally invests at least 75% of its assets in equity securities, including common and preferred stock, of issuers that PIMCO believes are attractively valued that currently pay dividends and have the potential for earnings and dividend growth over time. May invest a significant portion of its assets in securities and instruments that are economically tied to foreign countries.

	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio	Specialty	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index
Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 50% to 70% of total assets in equity-related investments.

	PIMCO VIT Global Multi-Asset Managed Volatility Portfolio	Specialty	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index with explicit management of overall portfolio volatility
Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 50% to 70% of total assets in equity-related investments. A three-step approach is used in seeking to achieve the return and volatility parameters of the investment objective.

	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of assets in a diversified portfolio of high-yield securities ("junk bonds") rated below investment grade by Moody's or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.

	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.
	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Unconstrained Bond Portfolio	Specialty	Maximum long-term return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
PYRAMIS
Managed by Allianz Investment Management LLC/FIAM LLC	AZL Pyramis Total Bond Fund	Intermediate-Term Bond	High level of current income
Invests at least 80% of its net assets in debt securities of all types and in instruments related to such securities, such as repurchase agreements on such securities, and uses the Barclays Capital U.S. Aggregate Bond Index as a guide in structuring the Fund.

SCHRODER
Managed by Allianz Investment Management LLC/Schroder Investment Management North America Inc.	AZL Schroder Emerging Markets Equity Fund	Specialty	Capital appreciation
Invests at least 80% of its net assets in equity securities of companies that the subadviser believes to be "emerging market" issuers. May invest remainder of assets in securities of issuers located anywhere in the world.

T. ROWE PRICE
Managed by Allianz Investment Management LLC/T. Rowe Price Associates, Inc.	AZL T. Rowe Price Capital Appreciation Fund	Specialty	Long-term capital appreciation with preservation of capital as an important intermediate-term objective.
Invests at least 50% of its total assets in the common stocks of established U.S. companies that the subadviser believes has above-average potential  for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans, and foreign securities. The Investment Option may invest up to 25% of its total assets in foreign securities.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.
TRANSFERS BETWEEN INVESTMENT OPTIONS
You can make transfers between Investment Options, subject to the following restrictions. Currently, there is no maximum number of transfers allowed, but we may change this in the future. Transfers may be subject to a transfer fee, see section 7, Expenses.
The following applies to any transfer.
•	The minimum transfer is $1,000, or the entire Investment Option amount if less. We waive this requirement under the dollar cost averaging and flexible rebalancing programs, and under the allocation and transfer restrictions for Income Protector, Income Focus and Investment Protector.
•	Your request for a transfer must clearly state the Investment Options involved and how much to transfer.
•	If you select Income Protector or Investment Protector, or have Income Focus, your transfer instructions must comply with the "Investment Option Allocation Restrictions and Quarterly Rebalancing" in section 11.a, Income Protector; section 11.b, Investment Protector; or Appendix I, Income Focus.
•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.
•	Contract Value transfers between Investment Options do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value quarterly if you select Income Protector or Investment Protector, or have Income Focus. To change this quarterly rebalancing when you make a transfer, you must also change your future allocation instructions.
Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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We process transfer requests based on prices next determined after we receive your request in Good Order at our Service Center. If we do not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day's prices. For jointly owned Contracts, unless you require us to obtain signatures from both Joint Owners, we accept transfer instructions from any Joint Owner. We may also allow you to authorize someone else to request transfers on your behalf.
ELECTRONIC INVESTMENT OPTION TRANSFER AND ALLOCATION INSTRUCTIONS
We use reasonable procedures to confirm that electronic transfer and allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all fax, email and website instructions. We reserve the right to deny any transfer request or allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.
Please note that telephone, fax, email and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider's, or your Financial Professional's, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your transfer request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.
By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.
EXCESSIVE TRADING AND MARKET TIMING
We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.
Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
•	Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.
•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.
•	Increased brokerage and administrative expenses.
We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:
•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).
•	Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).
•	Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits "round trips" within 14 calendar days. We do not include transfers into and/or out of the AZL Government Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.
•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.
•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.
•	Prohibit transfers into specific Investment Options.
•	Impose other limitations or restrictions to the extent permitted by federal securities laws.
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We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.
Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.
We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.
We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.
We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Government Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.
We cannot guarantee the following.
•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.
In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.
We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option's shares are subject to acceptance by that Investment Option's manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.
Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options' managers.
NOTE: This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

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We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's electronic transfer privileges and require all future requests to be sent by first-class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.
The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.
FLEXIBLE REBALANCING PROGRAM
Your selected Investment Options' performance may cause the percentage of Contract Value in each Investment Option to change. Flexible rebalancing can help you maintain your selected allocation percentages. You can direct us to automatically adjust your Contract Value (and Bonus Value, if applicable) in the Investment Options on a quarterly, semi-annual or annual basis according to your instructions. We make flexible rebalancing transfers on the 20th of the month, or the prior Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we rebalance, or your program does not begin until next month. If you participate in this program, there are no fees for the flexible rebalancing transfers and we do not currently count them as a free transfer. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end this program, we must receive your request at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the 20th to end that month.
NOTE: This program is not available if you select Income Protector or Investment Protector, or have Income Focus.

FINANCIAL ADVISER FEES
If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal.
Financial adviser fees paid from a Non-Qualified Contract will be a taxable withdrawal to the extent that gain exists within the Contract. If any Owner is under age 59½, withdrawals may be subject to a 10% additional federal tax.
Financial adviser fees paid from an IRA will not be treated as a taxable withdrawal as long as the annuity contract is solely liable for the payment of the fee. You should consult a tax adviser regarding the tax treatment of adviser fee payments.
Your investment adviser acts on your behalf, not ours. We are not party to your advisory agreement or responsible for your adviser's actions. We do not set your adviser's fee or receive any part of it. Any adviser fee you pay is in addition to this Contract's fees and expenses. You should ask your adviser about compensation they receive for this Contract.
You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review an adviser's trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.
VOTING PRIVILEGES
We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote's outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.
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We determine your voting interest in an Investment Option as follows.
•	You can provide voting instructions based on the dollar value of the Investment Option's shares in your Contract's subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional units.
•	You receive proxy materials and a voting instruction form.

6.	OUR GENERAL ACCOUNT

Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.
We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.
We do not currently offer any general account investment choices during the Accumulation Phase. Any Contract Value you apply to fixed Annuity Payments during the Annuity Phase becomes part of our general account. Any guaranteed values, such as Income Protector's Benefit Base or Investment Protector's Target Value, that are greater than Contract Value are subject to our claims paying ability and the priority rights of our other creditors.

7.	EXPENSES

Contract fees and expenses reduce your investment return and are described here in detail.
MORTALITY AND EXPENSE RISK (M&E) CHARGE
We calculate and accrue the M&E charge at an annualized rate of the Investment Options' net asset value on each Business Day during the Accumulation Phase as follows.
Mortality and Expense Risk (M&E) Charge (as a percentage of each Investment Options' net asset value)
Base Contract without optional benefits(1)	1.40%
Base Contract with Quarterly Value Death Benefit(2)	1.70%
Base Contract with the Bonus Option(1)	1.70%
Base Contract with the Bonus Option and Quarterly Value Death Benefit(2)	2.00%
(1)	Upon the death of the Owner, we continue to assess a M&E charge of either 1.70% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts when paying the death benefit under Option B, or with variable Annuity Payments or optional payments under Option C, as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
(2)	For Contracts issued from April 30, 2012 through April 26, 2013, if you remove an Additional Required Benefit from your Contract without simultaneously replacing it, we no longer assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit after the Additional Required Benefit's rider termination date. In this instance you will not receive any future lock ins of quarterly investment gains to your death benefit but you keep any prior lock ins.
If you select variable Annuity Payments during the Annuity Phase the M&E charge is 1.70% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts. The M&E charge reduces the net asset value that we use to calculate each subaccount's accumulation unit value during the Accumulation Phase, or each subaccount's annuity unit value during the Annuity Phase. The net asset value is the price of an underlying Investment Option. For more information on accumulation unit values, see the discussion in section 4, Valuing Your Contract. For more information on Annuity Payments, see the Annuity Payments section of the SAI.
The Contract allows Partial Annuitization. It is possible for part of your Contract to be in the Accumulation Phase with one M&E charge while another part is in the Annuity Phase with a different M&E charge. For example, if you have the Base Contract with Quarterly Value Death Benefit and request a variable Partial Annuitization, we reduce your accumulation unit value for the 1.70% M&E charge and we reduce your annuity unit value for the 1.40% M&E charge. For more information, see section 9, The Annuity Phase – Partial Annuitization.
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The M&E charge compensates us for all your Contract's benefits, including our contractual obligation to make Annuity Payments, certain Contract expenses, and assuming the expense risk that the current charges are less than future Contract administration costs. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
RIDER CHARGE
If you select Income Protector or Investment Protector, we deduct a rider charge from your Contract Value (and Bonus Value, if applicable) during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Benefit Base under Income Protector, or as a percentage of the Target Value under Investment Protector.
We begin calculating and accruing the daily rider charge amount on the day after the Rider Effective Date. We deduct the rider charge for each quarter at the end of the last Business Day before each Quarterly Anniversary with the following exceptions.
•	If you withdraw the total Contract Value, we deduct the final rider charge (the total of all daily rider charges we calculated for the current Contract quarter) before processing the withdrawal.
•	If your Contract ends due to death, we deduct the final rider charge before calculating the death benefit.
	Rider Charge
	Maximum	Minimum	Current
Income Protector(1) Single Lifetime Plus Payments (as a percentage of the Benefit Base) Joint Lifetime Plus Payments (as a percentage of the Benefit Base)	2.50% 2.75%	0.50% 0.50%	1.40% 1.40%
Investment Protector (as a percentage of the Target Value)	2.50%	0.35%	1.30%
(1)	If you select the Charge Lock Option rider, the Income Protector's rider charge is fixed at the rate in effect on the Charge Lock Date. You will continue to pay the rider charge after the Charge Lock Date as long as Income Protector is in effect and your Contract Value is positive.
For information on how we calculate the Benefit Base, see section 11.a, Income Protector – Benefit Base. For information on how we calculate the Target Value, see section 11.b, Investment Protector – Target Value.
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge for Income Protector more than 0.50%, and for Investment Protector more than 0.35%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. Alternatively, if you have Income Protector, you can instead reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. The Charge Lock Option rider allows you to keep your benefit at the current rider charge, but with reduced guaranteed values and payments, and no opportunity for future payment increases or future rider charge decreases. The Charge Lock Option rider for Income Protector is discussed in section 11.a.
We deduct the rider charge on a dollar for dollar basis from the Contract Value (and Bonus Value, if applicable). We deduct the rider charge from the Contract Value on each Quarterly Anniversary before we use that Contract Value to compute any of your Contract's guaranteed values, but we do not treat the deduction of the rider charge as a withdrawal when computing these guaranteed values. Guaranteed values include Income Protector's Benefit Base, Investment Protector's Target Value, and Quarterly Value Death Benefit's Quarterly Anniversary Value (see section 11.c). If on a Quarterly Anniversary the Contract Value at the end of the prior Business Day is less than the rider charge, we deduct your total remaining Contract Value to cover the final rider charge and reduce your Contract Value to zero. If the deduction of the final rider charge eliminates your Contract Value, it does not end your Contract, selected benefit, or any Lifetime Plus Payments, although we no longer assess or deduct the rider charge.
Changes to the Benefit Base or Target Value change the rider charge amount. For example, under Income Protector, if you receive an annual Lifetime Plus Payment increase because the Contract Value increased, both your Benefit Base and daily rider charge amount also increase. Similarly, an Excess Withdrawal decreases both your Benefit Base and daily rider charge amount.
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This fee compensates us for the benefits provided by Income Protector or Investment Protector, including your benefit's guarantees. If the rider charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
NOTE FOR CONTRACTS WITH INCOME PROTECTOR:

•	Selecting the Charge Lock Option rider may reduce your Income Protector benefits significantly, and you may be better off either accepting a rider charge increase, or removing Income Protector from your Contract. If you select the Charge Lock Option rider your Contract Value will continue to fluctuate with Investment Option performance after the Charge Lock Date. The Charge Lock Option rider is not available in Illinois and may not be available through all broker dealers. You should consult with your Financial Professional before selecting the Charge Lock Option rider.
•	For Charge Lock Option riders issued in all states except Pennsylvania: Once you select the Charge Lock Option rider, you cannot later remove it from your Contract.
•	For Charge Lock Option riders issued in Pennsylvania: If you change your mind about having the Charge Lock Option rider, you can return the rider within ten days after receiving it and we treat it as if it had never been issued. If you return the Charge Lock Option rider this means we will increase your rider charge, but we will not reduce your guaranteed values or payments.

CONTRACT MAINTENANCE CHARGE
Your annual contract maintenance charge is $50. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:
•	During the Accumulation Phase for all your Vision Contracts if the total Contract Value (or Bonus Value, if applicable) is at least $100,000 at the time we are to deduct the charge. We determine the total Contract Value (or Bonus Value, if applicable) for all individually owned Vision Contracts by using the Owner's social security number, and for non-individually owned Vision Contracts we use the Annuitant's social security number.
•	During the Annuity Phase if the Contract Value on the Income Date is at least $100,000.
•	When paying death benefits under death benefit payment options A, B, or C.
During the Accumulation Phase, we deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value (and Bonus Value, if applicable) determined at the end of the last Business Day before the Contract Anniversary. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge. We do not treat the deduction of the contract maintenance charge as a withdrawal when computing any of your Contract's guaranteed values. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment.
WITHDRAWAL CHARGE
You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any Purchase Payment withdrawn (excluding any penalty-free withdrawals), and less any applicable withdrawal charge. We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay other Contract charges.
We do not assess a withdrawal charge on penalty-free withdrawals or amounts we deduct to pay Contract charges, other than the withdrawal charge. However, any amounts used to pay a withdrawal charge are subject to a withdrawal charge. Amounts withdrawn to pay investment adviser fees are subject to a withdrawal charge if they exceed the free withdrawal privilege. Penalty-free withdrawals include: withdrawals under the free withdrawal privilege and waiver of withdrawal charge benefit; payments under our minimum distribution program; Annuity Payments; Lifetime Plus Payments; and Income Focus Payments.
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For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we process withdrawal requests as follows.
1.	First we withdraw from Purchase Payments that are beyond your Contract's withdrawal charge period (for example, on a Base Contract, Purchase Payments we have had for seven or more complete years). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.
2.	Then, if this is a partial withdrawal, we withdraw from the free withdrawal privilege (see section 8, Access to Your Money – Free Withdrawal Privilege). This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.
3.	Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract's withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis may help reduce the total withdrawal charge because the charge declines over time. We determine your total withdrawal charge by multiplying each payment by its applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.
4.	Finally we withdraw any Contract earnings. Bonuses (if applicable) and earnings on them are considered Contract earnings for withdrawal charge purposes. This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.
The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount(1)
	Base Contract(2)	Bonus Option(3)
0	8.5%	8.5%
1	8.5%	8.5%
2	7.5%	8.5%
3	6.5%	8%
4	5%	7%
5	4%	6%
6	3%	5%
7	0%	4%
8	0%	3%
9 years or more	0%	0%
(1)	For Contracts issued in Florida from January 1, 2011 through April 26, 2013, the total withdrawal charge on a partial or full withdrawal cannot be greater than 10% of the Contract Value withdrawn.
(2)	For Contracts issued in Mississippi on or after October 26, 2009, the withdrawal charge is 8.5%, 7.5%, 6.5%, 5.5%, 5%, 4%, 3%, and 0% for the time periods referenced.
(3)	For Contracts issued in Connecticut on or prior to April 29, 2011, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced. For Contracts issued in Mississippi on or after October 26, 2009, the withdrawal charge is 8%, 8%, 8%, 8%, 7%, 6%, 5%, 3.5%, 1.5% and 0% for the time periods referenced.
Upon a full withdrawal, we first deduct any applicable contract maintenance charge and rider charge before we calculate the withdrawal charge. We deduct any applicable withdrawal charge from the total Contract Value and send you the remaining amount. For a partial withdrawal we deduct the amount you request, plus any applicable withdrawal charge from the total Contract Value (and Bonus Value, if applicable). We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge proportionately from your selected Investment Options. If a partial withdrawal occurs on a day that we also assess the rider charge and/or contract maintenance charge, we assess these charges in this order after we deduct the withdrawal and any applicable withdrawal charge from the Contract Value.
The withdrawal charge compensates us for expenses associated with selling the Contract.
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Example: You make an initial Purchase Payment of $30,000 on a Base Contract and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a $52,000 withdrawal. We withdraw money and compute the withdrawal charge as follows.
1)	Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period, so this does not apply.
2)	Amounts available under the free withdrawal privilege. You did not take any other withdrawals this year, so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge.
3)	Purchase Payments on a FIFO basis. We withdraw $30,000 from the first Purchase Payment, which is subject to a 7.5% withdrawal charge, and you receive $27,750. We determine this amount as follows:
(amount withdrawn) x (1 – withdrawal charge) = the amount you receive, or:
 $30,000 x 0.925 = $27,750.
Next we withdraw from the second Purchase Payment. So far, you received $39,750 ($12,000 under the free withdrawal privilege and $27,750 from the first Purchase Payment), so we withdraw $12,250 from the second Purchase Payment to equal the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and its withdrawal charge as follows:
(the amount you receive) ÷ (1 – withdrawal charge) = amount withdrawn, or:
 $12,250 ÷ 0.915 = $13,388
4)	Contract earnings. We already withdrew your requested amount, so this does not apply.
In total we withdrew $55,388 from your Contract, of which you received $52,000 and paid a withdrawal charge of $3,388.
Reduction or Elimination of the Withdrawal Charge
We may reduce or eliminate the withdrawal charge if the Contract was sold under circumstances that reduced its sales expenses. For example, if a large group of individuals purchased Contracts or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge if a Contract was sold by a Financial Professional appointed with Allianz Life to any members of his or her immediate family and the Financial Professional waived their commission. We must pre-approve any withdrawal charge reduction or elimination.
NOTE:

•	Because we do not reduce the Withdrawal Charge Basis for penalty-free withdrawals or for Contract charges other than the withdrawal charge, we may assess a withdrawal charge on more than the amount you are withdrawing upon a full withdrawal of the total Contract Value. Also, upon full withdrawal, if the Contract Value has declined due to poor performance, the withdrawal charge may be greater than the total Contract Value and you will not receive any money.
•	Withdrawals may have tax consequences and, if taken before age 59½, may be subject to a 10% additional federal tax. For tax purposes in most instances, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments.
•	Partial Annuitizations reduce each Purchase Payment and the Withdrawal Charge Basis proportionately by the percentage of Contract Value you annuitize.
•	For Contracts issued in Washington: Penalty-free withdrawals reduce the Withdrawal Charge Basis. It is equal to total Purchase Payments less any withdrawals (including any withdrawal charges).
•	For Contracts issued in Florida from January 1, 2011 through April 26, 2013: The withdrawal charge cannot exceed 10% of the Contract Value withdrawn.

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TRANSFER FEE
The first twelve transfers every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. We count all transfers made in the same Business Day as one transfer. The following do not count against the free transfers we allow and are not subject to a transfer fee: dollar cost averaging transfers, flexible rebalancing transfers, or quarterly rebalancing transfers under Income Protector, Income Focus or Investment Protector. The transfer fee continues to apply under death benefit payment Option B, or with variable Annuity Payments or optional payments under death benefit payment Option C as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We deduct the transfer fee on a dollar for dollar basis from the Contract Value (and Bonus Value, if applicable) determined at the end of the Business Day that we process the transfer request. If you are transferring from multiple Investment Options, we deduct this fee proportionately from the Investment Options from which the transfer is made. If you transfer the total amount in an Investment Option, we deduct a transfer fee from the amount transferred. We do not treat the deduction of the transfer fee as a withdrawal when computing any of your Contract's guaranteed values.
PREMIUM TAX
Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.
INCOME TAX
Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.
INVESTMENT OPTION EXPENSES
The Investment Options' assets are subject to operating expenses (including management fees). These expenses are described in the Fee Tables, Appendix A, and in the Investment Options' prospectuses. These expenses reduce the Investment Options' performance and, therefore, negatively affect your Contract Value and any guaranteed values or payments based on Contract Value. The Investment Options' investment advisers provided us with the expense information in this prospectus and we did not independently verify it.

8.	ACCESS TO YOUR MONEY

The money in your Contract is available under the following circumstances:
•	by withdrawing your Contract Value;
•	by withdrawing the Target Value on the last Business Day before each Target Value Date (if you select Investment Protector);
•	by taking Lifetime Plus Payments (if you select Income Protector);
•	by taking Income Focus Payments (if you have Income Focus);
•	by taking required minimum distributions (Qualified Contracts only) as discussed in "Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" later in this section;
•	by taking Annuity Payments; or
•	when we pay a death benefit.
You can take withdrawals from any part of the Contract that is in the Accumulation Phase. We process withdrawal requests based on values next determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day receives the next Business Day's values.
Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.** We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.
*	Does not apply to Lifetime Plus Payments, Income Focus Payments, systematic withdrawals, or required minimum distributions.
**	Does not apply to Lifetime Plus Payments or Income Focus Payments.
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We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Option unless you provide us with alternate instructions. If you select Income Protector or Investment Protector, or have Income Focus, and take a partial withdrawal from specific Investment Options, the benefit's quarterly rebalancing feature moves money back into those Investment Options at the end of the quarter unless you also change your future Purchase Payment allocation instructions.
If you have the Bonus Option and you have multiple bonuses, we reduce the oldest unvested bonus first (see section 11.d, Bonus Option). Partial withdrawals in excess of the free withdrawal privilege reduce unvested bonus amounts by the percentage of the Contract Value withdrawn, as shown in the following example.
When you take a full withdrawal, we process your request on the Business Day we receive it in Good Order at our Service Center as follows:
•	total Contract Value determined at the end of the day,
•	less any final rider charge if you selected Income Protector, Income Focus or Investment Protector,
•	less any withdrawal charge, and
•	less any contract maintenance charge.
See the Fee Tables and section 7, Expenses for a discussion of these charges.
We pay withdrawals within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).
NOTE:
•	Ordinary income taxes and tax penalties may apply to any withdrawal you take.
•	We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals, surrenders, or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Government Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Government Money Market Fund subaccount until the fund is liquidated.

•	For Contracts with Investment Protector: The Target Value is only guaranteed to be available on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options' performance, and this is the value available to you upon withdrawal. We notify you in writing at least 30 days in advance of your initial Target Value Date to allow you to decide if you want to take a withdrawal and/or continue your Contract until the next Target Value Date.

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Example
•	You purchased a Base Contract with the Bonus Option, made an initial Purchase Payment of $100,000 and received a $6,000 bonus.
•	You request a $50,000 partial withdrawal (not including the withdrawal charge) during the first Contract Year when the withdrawal charge is 8.5%. On the day of (but before) the partial withdrawal, your Contract Value is $110,600, the Bonus Value is $116,600, and your free withdrawal privilege is $12,000. Your bonus is not vested.
Calculating the total withdrawal charge:
Amount requested that is subject to a withdrawal charge (amount requested minus the free withdrawal privilege)
= $50,000 – $12,000 =	$38,000.00
Divided by (1 minus the withdrawal charge percentage) = 1 – 0.085 =	÷ 0.915
Total amount subject to a withdrawal charge	$41,530.05
Total withdrawal charge (amount withdrawn minus the amount requested) = $41,530.05 – $38,000.00 =	$3,530.05

Reducing the Contract Value:
Contract Value on the day of (but before) the partial withdrawal	$110,600.00
Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
= $50,000.00 + $3,530.05 =	– 53,530.05
Contract Value after the partial withdrawal	$57,069.95

Reducing the unvested bonus:
Amount of the unvested bonus	$6,000.00
Multiplied by the result of the total amount withdrawn, minus the free withdrawal privilege, divided by the Contract Value on the day of (but before) the partial withdrawal
= ($53,530.05 – $12,000) / $110,600 =	x 0.375
Reduction in the unvested bonus due to the partial withdrawal (0.375 x $6,000)	$2,250
Unvested bonus after the partial withdrawal = $6,000 – $2,250 =	$3,750
FREE WITHDRAWAL PRIVILEGE
Each Contract Year, you can withdraw up to 12% of your total Purchase Payments without incurring a withdrawal charge (the free withdrawal privilege). Any unused free withdrawal privilege in one Contract Year is not added to the amount available next year. Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a withdrawal charge and do not reduce your free withdrawal privilege. Required minimum distribution payments are not subject to a withdrawal charge, but do reduce your free withdrawal privilege.
NOTE: The free withdrawal privilege is not available upon a full withdrawal (except for Contracts issued in Washington), or while you are receiving Lifetime Plus Payments or Income Focus Payments.

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SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program can provide automatic withdrawal payments to you. You can request to receive these withdrawal payments monthly, quarterly, semi-annually or annually. There is no minimum or maximum on the amount you can withdraw under this program. During the withdrawal charge period (if applicable), systematic withdrawals in excess of the free withdrawal privilege are subject to a withdrawal charge. We make systematic withdrawals on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these withdrawals, or your program does not begin until the next month. This program ends at your request or when you withdraw your total Contract Value. However, we reserve the right to discontinue or modify the systematic withdrawal program at any time and for any reason.
NOTE:
•	Ordinary income taxes and tax penalties may apply to systematic withdrawals.

•	The systematic withdrawal program is not available while you are receiving required minimum distribution payments, Lifetime Plus Payments or Income Focus Payments.

MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS
If you own an IRA or SEP IRA Qualified Contract, you can participate in the minimum distribution program during the Accumulation Phase. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for this Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the free withdrawal privilege amount during the Contract Year. We can make payments to you on a monthly, quarterly, semi-annual or annual basis. However, if your Contract Value is less than $25,000, we only make annual payments. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. We make RMD payments on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these payments, or your program does not begin until the next month.
Lifetime Plus Payments or Income Focus Payments can also be used to satisfy your RMD needs. If you begin Lifetime Plus Payments or Income Focus Payments while participating in the minimum distribution program, RMD payments stop on the Business Day immediately before the Benefit Date. You remain in the program (unless you choose to end it), and if your selected benefit's lifetime payments and Excess Withdrawals taken during a calendar year do not fully satisfy your RMD, we send you an additional RMD payment to satisfy your remaining RMD needs. For more information, see the note in section 11.a, Income Protector – Calculating Your Lifetime Plus Payments, or Appendix I, Income Focus – Calculating Your Income Focus Payments.
NOTE: The minimum distribution program is not available while you are receiving systematic withdrawals.

WAIVER OF WITHDRAWAL CHARGE BENEFIT
After the first Contract Year, if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary, you can take a withdrawal and we waive the withdrawal charge. This waiver is not available if any Owner was confined to a nursing home on the Issue Date. We base this benefit on the Annuitant for non-individually owned Contracts. We must receive proof of confinement in Good Order before we waive the withdrawal charge.
NOTE FOR CONTRACTS ISSUED IN:
•	Massachusetts – The waiver of withdrawal charge benefit is not available.
•	New Hampshire – The definition of nursing home is an institution operated in accordance with state law.

•	Pennsylvania – The waiver is not available if on the Issue Date, an Owner was confined to a nursing home or was already diagnosed with a terminal illness. Also, the nursing home confinement requirement is a total of 90 days within a six month period. These 90 days do not need to be consecutive.

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SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone transfers or payments for withdrawals* for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
•	during any other period when the SEC, by order, so permits for the protection of Owners.
*	Including Lifetime Plus Payments, Income Focus Payments, Excess Withdrawals and Cumulative Withdrawals.

9.	THE ANNUITY PHASE

Prior to annuitization, you can surrender your Contract and receive your total Contract Value. Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.
You can apply your Contract Value to regular periodic annuity payments (Annuity Payments). The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)' age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)' age or gender, we pay the amount that would have been paid at the true age or gender.
CALCULATING YOUR ANNUITY PAYMENTS
We base Annuity Payments upon the following:
•	The Contract Value on the Income Date.
•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.
•	The age of the Annuitant and any joint Annuitant on the Income Date.
•	The gender of the Annuitant and any joint Annuitant where permitted.
•	The Annuity Option you select.
•	Your Contract's mortality table.
We guarantee the dollar amount of fixed Annuity Payments and this amount does not change. Variable payments are not predetermined and the dollar amount changes with your selected Investment Options' investment experience.
VARIABLE OR FIXED ANNUITY PAYMENTS
You can request Annuity Payments under Annuity Options 1-5 as:
•	a variable payout,
•	a fixed payout, or
•	a combination of both.
After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to variable, but you can transfer from a variable Annuity Payment stream and establish a new fixed Annuity Payment stream.
We base fixed Annuity Payments on your Contract's interest rate and mortality table or current rates, if higher.
The dollar amount of variable Annuity Payments depends on the assumed investment rate (AIR) you select and your selected Investment Options' performance. You can choose a 3%, 5% or 7% AIR.* Using a higher AIR results in a higher initial variable Annuity Payment, but future payments increase more slowly and decrease more rapidly. If your Investment Options' actual performance exceeds your selected AIR, variable Annuity Payments increase. Similarly, if the actual performance is less than your selected AIR, variable Annuity Payments decrease.
*	The maximum available AIR in Florida is 4%, and in Oregon it is 5%.
If you choose a variable payout, you can invest in up to 15 Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not instruct us, we base variable Annuity Payments on your future Purchase Payment allocation instructions. Currently, we require your initial Annuity Payment to be $100 or more.
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ANNUITY PAYMENT OPTIONS
You can choose one of the Annuity Options described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant, with payments for a guaranteed minimum period that you select.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant, with payments for a minimum guaranteed period that you select.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option. For variable Annuity Payments, your total refund is the sum of your selected Investment Options' refunds. Each Investment Option's refund is equal to the value of the difference of the annuity units applied to this Annuity Option and allocated to that Investment Option minus the total number of annuity units paid from that Investment Option. The dollar value of these annuity units fluctuates based on your selected Investment Options' performance.
After the Annuitant's death under Option 2, or the last surviving joint Annuitant's death under Option 4, we make Annuity Payments during the remaining guaranteed period in the following order based on who is still alive: the Payee, any surviving original Owner, the last surviving Owner's Beneficiaries, or to the last surviving Owner's estate if there are no remaining or named Beneficiaries.
Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.
NOTE: If you do not choose an Annuity Option before the Income Date, we make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

WHEN ANNUITY PAYMENTS BEGIN
Annuity Payments begin on the Income Date. Your scheduled Income Date is the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant's 90th birthday, or b) the tenth Contract Anniversary. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Income Date after the Issue Date, but any such request is subject to applicable law and our approval. An earlier or later Income Date may not be available to you depending on the Financial Professional you purchase your Contract through and your state of residence. Your Income Date must be the first day of a calendar month at least two years after the Issue Date.* The Income Date cannot be later than what is permitted under applicable law. If you are required to take a Full Annuitization while you are receiving Lifetime Plus Payments or Income Focus Payments as a result of current tax law, which may occur at age 95 or later, we provide an annuity option with payments at least equal to the payments you are then receiving as described in the following note.
*	In Florida, the earliest acceptable Income Date is one year after the Issue Date.
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NOTE:
•	If on the maximum permitted Income Date your Contract Value is greater than zero, you must take a Full Annuitization. We notify you of your available options in writing 60 days in advance. If you have not selected an Annuity Option, we make variable payments under Annuity Option 2 with five years of guaranteed monthly payments. Upon Full Annuitization you no longer have Contract Value or a death benefit, and you cannot receive any other periodic withdrawals or payments other than Annuity Payments.
•	For Contracts with Income Protector or Income Focus: If on the maximum permitted Income Date we require you to take a Full Annuitization and you are receiving Lifetime Plus Payments or Income Focus Payments, and your Contract Value is greater than zero, we make the following guarantee if you take fixed Annuity Payments under Annuity Option 1 or 3.
For single Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then your fixed Annuity Payments equals the greater of:
•	annual fixed Annuity Payments under Annuity Option 1 based on the Contract Value; or
•	the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.
For joint Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 3 (Joint and Last Survivor Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint Annuitants are the joint Covered Persons, then your fixed Annuity Payments equals the greater of:
•	annual fixed Annuity Payments under Annuity Option 3 based on the Contract Value; or
•	the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.
However, if you select any other Annuity Option, or if you choose to take variable Annuity Payments, this guarantee does not apply.

PARTIAL ANNUITIZATION
Only a sole Owner can take Partial Annuitizations under Annuity Options 1, 2, or 5. The Owner must be the Annuitant and we do not allow joint Annuitants. You cannot take a new Partial Annuitization while receiving Lifetime Plus Payments or Income Focus Payments. We allow you to annuitize less than your total Contract Value in a Partial Annuitization. If you take a Partial Annuitization, your Contract is in both the Accumulation and Annuity Phases at the same time. We allow one Partial Annuitization every twelve months, up to a maximum of five. If you have four Partial Annuitizations and want a fifth, you must take a Full Annuitization of the total remaining Contract Value. You cannot add Contract Value to the part of a Contract that has been partially annuitized, or transfer values that have been partially annuitized to any other part of the Contract. Partial Annuitizations are not subject to a withdrawal charge (if applicable), but they decrease the Contract Value, Withdrawal Charge Basis, death benefit, and any of your Contract's guaranteed values.
NOTE: A recent tax law change allows a Partial Anuitization under a life Annuity Option on a Non-Qualified Contract to receive the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

10.	DEATH BENEFIT

"You" in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.
The Base Contract provides the Traditional Death Benefit. When you purchased this Contract, you could instead have selected the Quarterly Value Death Benefit (for Contracts issued from April 30, 2012 through April 26, 2013, see section 11.c, Quarterly Value Death Benefit; for Contracts issued from May 1, 2007 through April 27, 2012, see Appendix F).
The death benefit is only available during the Accumulation Phase. If you die during the Accumulation Phase, we process the death benefit using prices determined after we receive a Valid Claim. If we receive a Valid Claim after the end of the current Business Day, we use the next Business Day's prices.
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If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, he or she each receives an equal share. Any part of the death benefit that is in the Investment Options remains there until distribution begins. From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we no longer accept additional Purchase Payments or process transfer requests.
TRADITIONAL DEATH BENEFIT
The Traditional Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Traditional Death Benefit Value. For a sole Beneficiary, we determine the Traditional Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Traditional Death Benefit Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
The Traditional Death Benefit Value is the total of all Purchase Payments received, reduced by the percentage of Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals, Partial Annuitizations, and any withdrawal charges; but do not include amounts we withdraw for other Contract charges.
The Traditional Death Benefit ends upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day that the Traditional Death Benefit Value and Contract Value are both zero.
•	The Business Day the Contract ends.
NOTE:
•	For Contracts with the Bonus Option: Bonus amounts are included in the portion of the death benefit based on Contract Value, but only as the bonus vests. We do not include the bonus in the portion of the death benefit based on Purchase Payments.

•	For Contracts with Income Protector, Income Focus or Investment Protector: We restrict additional Purchase Payments, which limits the Traditional Death Benefit Value.

DEATH OF THE OWNER AND/OR ANNUITANT
The Appendix to the Statement of Additional Information includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
DEATH BENEFIT PAYMENT OPTIONS DURING THE ACCUMULATION PHASE
If you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below. If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms.
Spousal Continuation: If the Beneficiary is the deceased Owner's spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. For non-individually owned Contracts, spousal continuation is only available to Qualified Contracts. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under state law are also not considered to be married under federal law. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the guaranteed death benefit value if greater. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals if the Traditional Death Benefit applies, or the Quarterly Anniversary Value if the Quarterly Value Death Benefit applies. For Contracts with Income Protector, Income Focus or Investment Protector, a Contract Value increase may not increase the Benefit Base, Income Value Percentage(s), or Target Value.
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If the surviving spouse continues the Contract:
•	he or she may exercise all of the Owner's rights, including naming a new Beneficiary or Beneficiaries; and
•	he or she is subject to any remaining withdrawal charge.
Option A: Lump sum payment of the death benefit.
Option B: Payment of the entire death benefit within five years of the date of any Owner's death. The Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a M&E charge of either 1.70% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts. For Contracts with the Bonus Option, any unvested Bonus will continue to vest. At the end of the fifth year, any remaining death benefit is paid in a lump sum.
Option C: If the Beneficiary is an individual, payment of the death benefit as Annuity Payments under Annuity Options 1, 2 or 5 as described under "Annuity Payment Options" in section 9. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary's life expectancy, and for Contracts with the Bonus Option, any unvested Bonus will continue to vest. Under this payment option, and with variable Annuity Payments, the Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a M&E charge of either 1.70% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts.
Distribution must begin within one year of the date of the Owner's death. Any portion of the death benefit not applied to Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.
If the Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.
In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract is interpreted and administered in accordance with Section 72(s) of the Internal Revenue Code.
Other rules may apply to Qualified Contracts.
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11.	SELECTION OF OPTIONAL BENEFITS

Check with your Financial Professional regarding availability of optional benefits. Each optional benefit carries an additional M&E charge or a rider charge. For more information, please see the Fee Tables and section 7, Expenses.
Currently Available Riders
•	Income Protector. This benefit provides guaranteed lifetime income (called Lifetime Plus Payments) that can begin once the minimum exercise age is met, or as late as age 90. We base payments on the Benefit Base. Income Protector allows access to both Contract Value and a death benefit for a period of time after payments begin as described in section 11.a, Income Protector. Appendix J contains information specific to previously available versions of this benefit.
NOTE:  Income Protector provides no payments before the minimum exercise age. If you are required to annuitize your Contract as a result of current tax law, which may occur at age 95 or later, we provide an annuity option with payments at least equal to the Lifetime Plus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.

•	Investment Protector. This benefit provides a level of protection for your principal and any annual investment gains (Target Value) on a future date if you hold the Contract for the required period, as described in section 11.b, Investment Protector. Appendix J contains information specific to previously available versions of this benefit.
NOTE:  Income Protector and Investment Protector are not available to Contracts issued before April 1, 2009.

Previously Available Riders
•	Quarterly Value Death Benefit. This benefit locks in any quarterly investment gains to provide an increased death benefit. For Contracts issued from April 30, 2012 through April 26, 2013 this benefit is described in section 11.c, Quarterly Value Death Benefit. For Contracts issued from May 1, 2007 through April 27, 2012 this benefit is described in Appendix F.
•	Bonus Option. This benefit provides a 6% bonus on Purchase Payments received before age 81 (subject to a three-year vesting schedule) and has a higher and longer withdrawal charge schedule. The Bonus Option was available from May 1, 2007 through April 26, 2013 and is described in section 11.d, Bonus Option. Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus.
•	Lifetime Benefits. These benefits are similar to Income Protector. They also provide Lifetime Plus Payments based on the Benefit Base, but the Benefit Base is calculated differently under each benefit as described in Appendix D. The Lifetime Plus Benefit was available from May 1, 2007 through January 23, 2009 and the Lifetime Plus II Benefit was available from November 12, 2007 through March 31, 2009. Both of these benefits allow payments to begin from age 50 to age 90. The Lifetime Plus 10 Benefit was available from June 17, 2008 through March 31, 2009 and payments can begin from age 65 to 90.
•	Target Date Benefits. These benefits are similar to Investment Protector. They also provide a Target Value that is available on a future date if you hold the Contract for the required period, but the Target Value is calculated differently as described in Appendix E. The Target Date Retirement Benefit was available from March 17, 2008 through January 23, 2009, and the Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009.
•	Short Withdrawal Charge Option. This benefit shortens the Base Contract's withdrawal charge period from seven to four years as described in Appendix G. It was only available at issue from May 1, 2007 through July 23, 2012.
•	No Withdrawal Charge Option. This benefit eliminates the Base Contract's withdrawal charge as described in Appendix H. It was only available at issue from March 17, 2008 through March 31, 2009, and then again from July 22, 2009 through July 23, 2012.
•	Income Focus. This benefit provides guaranteed lifetime income called Income Focus Payments (similar to Income Protector's Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on a percentage of each Income Value. Income Value Percentages can potentially increase by 1% each year if your Contract Value increases (Performance Increases). Income Focus allows access to both Contract Value and a death benefit for a period of time as described in Appendix I. Income Focus was available from April 30, 2012 through April 24, 2015.
If you selected the Quarterly Value Death Benefit, Bonus Option, Short Withdrawal Charge Option or No Withdrawal Charge Option, you cannot remove any of these benefits from your Contract.
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If you selected the No Withdrawal Charge Option, or if your Contract was issued from April 30, 2012 through April 26, 2013 with the Quarterly Value Death Benefit, your Contract must also include an Additional Required Benefit (Income Protector, Investment Protector, or one of the previously available Lifetime Benefits, Target Date Benefits, or Income Focus).
•	If you selected the No Withdrawal Charge Option, you can only remove the Additional Required Benefit if we increase the rider charge (Income Protector, Income Focus or Investment Protector only), or if you can simultaneously replace your selected Additional Required Benefit as discussed next in this section. Removing an Additional Required Benefit because we increase the rider charge does not end the No Withdrawal Charge Option.
•	If you selected the Quarterly Value Death Benefit and you remove an Additional Required Benefit without simultaneously replacing it with another Additional Required Benefit, you keep any prior lock ins of quarterly investment gains to your death benefit, but you will not receive any future lock ins and we no longer assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit.
You may be able to select either Income Protector or Investment Protector once on a Quarterly Anniversary during the Accumulation Phase, if available. You cannot have both of these benefits at the same time. You can select Income Protector before the older Covered Person reaches age 81. You can select Investment Protector before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual).
Once selected, you can remove Income Protector, Investment Protector, or Income Focus subject to certain restrictions (for more information see Removing Income Protector in section 11.a, Removing Investment Protector in section 11.b, and Removing Income Focus in Appendix J). You cannot re-select Income Protector, Investment Protector, or Income Focus in the future after you remove it from your Contract.
REPLACING OPTIONAL BENEFITS
You can replace a benefit one time as follows if you meet the age selection requirement and the new benefit is available.
•	Replace Income Focus with Investment Protector.
•	Replace Income Protector with Investment Protector (if your Contract was issued on or after April 1, 2009).
•	Replace Investment Protector with Income Protector (if your Contract was issued on or after April 1, 2009).
If you replace one optional benefit with another, we require you to reallocate your Contract Value and change your future allocation instructions to comply with the replacement benefit's Investment Option allocation and transfer restrictions.
These are the only replacements we allow. Replacements include both the simultaneous removal and addition of benefits on a Quarterly Anniversary, as well as removing one benefit on a Quarterly Anniversary and adding another benefit on a future Quarterly Anniversary. The guarantees of the new benefit may be more or less than the benefit you are replacing.
NOTE:  You cannot replace any of the previously available Lifetime Benefits or Target Date Benefits.

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Primary Differences Between Income Protector and Investment Protector
	Income Protector	Investment Protector
What are the benefit features?	Lifetime income payments (Lifetime Plus Payments) with continued access to both Contract Value and a death benefit.	A future Contract Value guarantee (the Target Value).
On whom do we base the benefit?	The Covered Person(s), who must either be Owners, Annuitant or Beneficiaries.	The Owner (or Annuitant if Owner is a non-individual).
What are the current charges?	The current rider charge is 1.40% of the Benefit Base for single and joint Lifetime Plus Payments.	The current rider charge is 1.30% of the Target Value.
Can the rider charge increase?	Yes, on each Quarterly Anniversary up to 2.50% for single or 2.75% for joint, or we can decrease it to 0.50%. However, we cannot increase or decrease it more than 0.50% in any twelve-month period.	Yes, on each Quarterly Anniversary up to 2.50% or we can decrease it to 0.35%. However, we cannot increase or decrease it more than 0.35% in any twelve-month period.
Do we restrict additional Purchase Payments?
For Contracts issued before August 17, 2009 in all states except Connecticut, Florida, and New Jersey, we no longer accept additional Purchase Payments. For Contracts issued on or after August 17, 2009, and Contracts issued in Connecticut, Florida, and New Jersey, we do accept additional Purchase Payments before the Benefit Date. We also annually limit additional payments to all payments received in the first Contract quarter, without our prior approval.

For Contracts issued before August 17, 2009 in all states except Connecticut, Florida, and New Jersey, we no longer accept additional Purchase Payments. For Contracts issued on or after August 17, 2009, and Contracts issued in Connecticut, Florida, and New Jersey, we do accept additional Purchase Payments before the third rider anniversary. We also annually limit additional payments to all payments received in the first Contract quarter, without our prior approval.

Do we restrict allocations and transfers?	Yes, we restrict the number of Investment Options available to you, but not the amount you can allocate to any one Investment Option.	Yes, and the restrictions change over time and become more conservative.
Is there a waiting period to access the benefit?	No, if the younger Covered Person meets the minimum exercise age when you select the benefit.	The earliest available initial Target Value Date is the Earliest Anniversary stated in the Rate Sheet Supplement.
Is there a mandatory beginning date?	No, but if you do not begin Lifetime Plus Payments during the eligibility period, Income Protector ends and you will not receive any payments.	Yes. The initial Target Value Date is when the Contract Value guarantee first takes effect. Subsequent dates occur every Future Anniversary stated in the Rate Sheet Supplement.
What are the guaranteed values?
The guaranteed value is Lifetime Plus Payments, which are a percentage of the Benefit Base. The Benefit Base is based on the greater of the highest quarterly Contract Value, or quarterly simple interest applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years. Each quarter we reset the simple interest to equal the Contract Value, if greater.

The Target Value is the greater of a percentage of the highest Contract Anniversary value, or total Purchase Payments adjusted for withdrawals. It is guaranteed to be available on the last Business Day before each Target Value Date.

11.a INCOME PROTECTOR

We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If you do not begin Lifetime Plus Payments before all Covered Persons die or are removed from the Contract, Income Protector ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. Lifetime Plus Payments are available once the younger Covered Person reaches the minimum exercise age and before the older Covered Person reaches age 91. The minimum exercise age is stated in the Rate Sheet Supplement. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
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There are several important points to consider before selecting Income Protector.
•	If you do not begin Lifetime Plus Payments during the eligibility period, the benefit ends and you will have paid for the benefit without receiving any of its advantages.
•	Income Protector provides no payment until the younger Covered Person reaches the minimum exercise age.
•	This benefit is subject to a rider charge, as described in the Fee Tables and section 7, Expenses – Rider Charge.
•	This benefit does not create Contract Value or guarantee Investment Option performance.
•	If you have the No Withdrawal Charge Option, you can only remove Income Protector as discussed under "Removing Income Protector" below.
•	If you select this benefit, we restrict your selection of Investment Options and rebalance your Contract Value quarterly. We also restrict additional Purchase Payments and Contract Value allocations and transfers. These restrictions support the benefit's guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.
•	If you select this benefit, any active flexible rebalancing program ends.
•	If you take less than the annual maximum Lifetime Plus Payment, you will not receive an annual payment increase.
Please discuss Income Protector's appropriateness with your Financial Professional and tax adviser.
SELECTING INCOME PROTECTOR
For Contracts issued on or after April 1, 2009, if available as described in the Note below, you can select Income Protector on any Quarterly Anniversary during the Accumulation Phase once before the older Covered Person reaches age 81. Covered Person(s) are discussed in section 2.
You can select Income Protector by completing the appropriate form. We add this benefit to your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) after we receive your request in Good Order at our Service Center, and the Rider Effective Date is that Quarterly Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary. Your Contract Value on the Rider Effective Date must be at least $10,000 (or $25,000 if you have the No Withdrawal Charge Option). You must reallocate your Contract Value and change your future allocation instructions to comply with the Investment Option allocation and transfer restrictions discussed later in this section before we add this benefit to your Contract.
NOTE:

•	You cannot have Income Protector and Income Focus or Investment Protector at the same time. You can only have one of these benefits.
•	You can only select Income Protector one time. You cannot select Income Protector, remove it from your Contract and then reselect it.
•	Income Protector is not available to Contracts issued before April 1, 2009, or if your Contract ever included Income Focus. If you have questions about whether Income Protector is available to you, please contact our Service Center at (800) 624-0197.
•	For an Income Protector rider issued in Pennsylvania: If you change your mind about having Income Protector, you can return the rider within ten days after receiving it and we treat it as if it had never been issued.

REMOVING INCOME PROTECTOR
You can remove Income Protector from your Contract while the Contract Value is positive. You cannot re-select this benefit in the future after you remove it from your Contract. If you have the No Withdrawal Charge Option, you can only remove Income Protector if we increase the rider charge, or if you simultaneously replace it with Investment Protector. Removing Income Protector because we increase the rider charge does not end the No Withdrawal Charge Option.
You can remove Income Protector by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
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If we increase this benefit's rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
If you allocated Contract Value to Investment Options that are only available under Income Protector, you must transfer your Contract Value out of these Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.
On the rider termination date Lifetime Plus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
LIFETIME PLUS PAYMENT OVERVIEW
We base your initial annual maximum Lifetime Plus Payment on the Benefit Base and Payment Percentage. When payments begin (on the Benefit Date), the Benefit Base is the greatest of:
•	Contract Value as of the end of the last Business Day before the Benefit Date,
•	highest Contract Value from any prior Quarterly Anniversary adjusted for subsequent withdrawals (Quarterly Anniversary Value), or
•	quarterly simple interest (Annual Increase Percentage) applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years (Guarantee Years). Each quarter we reset the simple interest value to equal the Contract Value, if greater (Annual Increase).
The Payment Percentages table, Annual Increase Percentage and the number of Guarantee Years that are used to calculate your Lifetime Plus Payments and Annual Increase are stated in the Rate Sheet Supplement.
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Lifetime Plus Payment. If you take less than 100% of your annual maximum Lifetime Plus Payment in a Benefit Year, you are not eligible for a potential payment increase in the next Benefit Year. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person's age and/or if the Contract Value increases. However, your annual maximum payment does not increase just as a result of the Covered Person reaching an age that has a higher Payment Percentage; the result of the current Contract Value multiplied by the increased Payment Percentage must be greater than your current annual maximum payment for your payment to increase. For more information, see "Automatic Annual Lifetime Plus Payment Increases."
BENEFIT BASE
The Benefit Base determines both your rider charge and your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.
On the Rider Effective Date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greater of the Quarterly Anniversary Value or the Annual Increase. On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase your Benefit Base to equal this Contract Value if it is greater.
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On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Changes in the Benefit Base also change your daily rider charge amount. Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.
•	If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.
•	If we increase your annual maximum Lifetime Plus Payment because the Payment Percentage determined by using the Covered Person's age multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 65-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 and a 4% Payment Percentage ($4,000 = 4% x $100,000). On the next Benefit Anniversary, assume the Payment Percentage increases to 4.5% based on the Covered Person's age. At 4.5%, the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $88,912 ($88,912 x 4.5% = $4,001). Assuming the Contract Value is $88,912, the Benefit Base would then reduce from $100,000 to $88,912 and the annual maximum Lifetime Plus Payment would increase to $4,001.
QUARTERLY ANNIVERSARY VALUE
While the benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.
If the Rider Effective Date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.
ANNUAL INCREASE
While the benefit is in effect, we only calculate the Annual Increase before the Benefit Date.
On each Quarterly Anniversary during the Guarantee Years, we apply a simple interest increase of one-fourth of the Annual Increase Percentage to the Purchase Payments adjusted for withdrawals (or the Contract Value on the Rider Effective Date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, not just during the Guarantee Years.
We establish your Contract's number of Guarantee Years and Annual Increase Percentage on the Rider Effective Date and we cannot change them. The Guarantee Years are the maximum number of years that you can receive simple interest increases under the Annual Increase. The number of Guarantee Years and the Annual Increase Percentage for the Income Protector rider are stated in the Rate Sheet Supplement.
If the Rider Effective Date is the Issue Date, both the Annual Increase and Increase Base are initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, both the Annual Increase and Increase Base are initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust both the Annual Increase and Increase Base as follows.
•	We increase them by the amount of any additional Purchase Payments.
•	We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
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On each Quarterly Anniversary on or before the maximum Rider Anniversary, the Annual Increase is equal to:
a + (b x (c – d))
Where:
a =	The Annual Increase at the end of the prior Business Day;
b =	The Annual Increase Percentage we set on the Rider Effective Date (which is stated in the Rate Sheet Supplement) divided by four;
c =	The Increase Base at the end of the prior Business Day; and
d =	Purchase Payments* received on or after the prior Quarterly Anniversary. If you selected this benefit at issue, we exclude from "d" any Purchase Payments received before the first Quarterly Anniversary.
*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, including any withdrawal charge, for each withdrawal taken since we received that payment.
The maximum Rider Anniversary is the Quarterly Anniversary that occurs on the number of Guarantee Years after the Rider Effective Date. For example, if the Issue Date is June 1, 2009, the Rider Effective Date is September 1, 2009, and the number of Guarantee Years is 30, then the maximum Rider Anniversary is September 1, 2039.
We then compare this Annual Increase to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase both the Annual Increase and the Increase Base to equal this Contract Value if it is greater. As previously stated, these resets can occur during the entire period we calculate the Annual Increase.
NOTE: For Contracts with the Bonus Option, unvested bonus amounts are not included in the Quarterly Anniversary Value, Annual Increase, Increase Base or the Contract Value.

REQUESTING LIFETIME PLUS PAYMENTS
You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the minimum exercise age, or once the older Covered Person reaches age 91. We establish your Contract's minimum exercise age on the Rider Effective Date and we cannot increase it. The minimum exercise age is stated in the Rate Sheet Supplement.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.
Once Lifetime Plus Payments begin:
•	You cannot take new Partial Annuitizations.
•	You cannot make additional Purchase Payments, therefore the Traditional Death Benefit Value (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.
•	The free withdrawal privilege is not available.
•	You can only remove Income Protector while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.
•	In most states, you can only change the Owner if you selected joint Lifetime Plus Payments and:
–	an Owner dies and the spouse continues the Contract, or
–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner. In Florida, Ohio, Oregon, Texas, or Wisconsin we cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Protector ends.
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•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•	If you have the Quarterly Value Death Benefit, its additional M&E charge continues as indicated in section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
•	If you take a Full Annuitization, Lifetime Plus Payments stop and Income Protector ends.
•	The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Lifetime Plus Payment, Excess Withdrawal, and any Contract charges we deduct.
•	Lifetime Plus Payments do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Lifetime Plus Payments stop and Income Protector ends.
•	Each Lifetime Plus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
•	Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.
•	We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base.
NOTE: If the older Covered Person is age 80 on the Rider Effective Date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Annual Increase.

CALCULATING YOUR LIFETIME PLUS PAYMENTS
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the Payment Percentage, determined by using the Covered Person's current age. The Payment Percentages table for the Income Protector rider is stated in the Rate Sheet Supplement. On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a 4% initial Payment Percentage, if you take withdrawals that reduce the Benefit Base to less than $2,500, this would result in an initial Lifetime Plus Payment of less than $100.
You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. A Benefit Year is a period of twelve months beginning on the Benefit Date or any subsequent Benefit Anniversary. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The annual maximum Lifetime Plus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Lifetime Plus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
Once Lifetime Plus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
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We deduct each Lifetime Plus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the "Investment Option Allocation and Transfer Restrictions" discussion later in this section.
Excess Withdrawals
Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Lifetime Plus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Lifetime Plus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for other Contract charges.
For example, assume your annual maximum Lifetime Plus Payment is $2,000 and you take an annual actual Lifetime Plus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Lifetime Plus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Lifetime Plus Payment and the next $200 to be an Excess Withdrawal.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal. For each Excess Withdrawal, we reduce your annual maximum payment by the same percentage that we reduced the Benefit Base. If partial Excess Withdrawals reduce your annual maximum Lifetime Plus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.
NOTE:

•	For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year's total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

•	For required annuitization, if on the maximum permitted Income Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose variable Annuity Payments, this guarantee does not apply. For more information, see section 9, The Annuity Phase.

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AUTOMATIC ANNUAL LIFETIME PLUS PAYMENT INCREASES
We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.
•	If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year's annual maximum payment if the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary). This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%.
•	If the Payment Percentage determined by using the Covered Person's current age multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment. The Payment Percentages table for Income Protector is stated in the Rate Sheet Supplement.
NOTE: Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.

RATE SHEET SUPPLEMENT
As previously indicated, the Annual Increase Percentage, Guarantee Years, Payment Percentages table and the minimum exercise age that Lifetime Plus Payments can begin for the Income Protector rider are stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. We cannot change these values for your Contract while your benefit is in effect. We publish any new Rate Sheet Supplement seven calendar days before it takes effect on our website at www.allianzlife.com/visionprospectus. You should not select Income Protector without first obtaining the Rate Sheet Supplement. You can contact us to receive the Rate Sheet Supplement applicable to your Contract by calling our Service Center at the toll-free telephone number listed at the back of this prospectus. For previously available Income Protector riders issued before April 27, 2015, the Annual Increase Percentage, Guarantee Years, Payment Percentages table and the minimum exercise age are stated in Appendix J.
TAXATION OF LIFETIME PLUS PAYMENTS
We treat Lifetime Plus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.
CHARGE LOCK OPTION
If we increase Income Protector's rider charge, you can reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. You keep Income Protector at the current rider charge, but with reduced guaranteed values, reduced Lifetime Plus Payments, and no opportunity for future payment increases or future rider charge decreases.
We notify you in writing at least 30 days in advance of any increase to your rider charge. The notice will include information on the amount of increase to your rider charge, and the options available to you (accept the rider charge increase, remove Income Protector from your contract, or select the Charge Lock Option rider). If you are interested in the Charge Lock Option rider we ask you to either contact your Financial Professional or call us and we will send you the Charge Lock Option selection form and a copy of this prospectus.
After we receive your selection form in Good Order at our Service Center, the Charge Lock Option rider becomes effective on the Quarterly Anniversary that we are scheduled to increase the rider charge (or on the next Business Day if the Quarterly Anniversary is not a Business Day). To be in Good Order, we must receive your selection form no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary that we are to increase the rider charge. If we receive your selection form after this date and time we do not add the Charge Lock Option rider to your Contract and we increase your rider charge, but we make no other changes to your Contract. If we do not receive your selection form in time, you can either keep Income Protector at the increased rider charge, or you can make a separate request to remove it on the next Quarterly Anniversary and you will be subject to the increased rider charge until we remove Income Protector from your Contract. If you choose to keep Income Protector and we increase your rider charge in the future, the Charge Lock Option rider will again be available to you at that time, and will be based upon your then-current rider charges.
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If you select the Charge Lock Option rider, Income Protector's rider charge does not change on or after the Charge Lock Date (which is the Quarterly Anniversary or the next Business Day if that day is not a Business Day, that we would have otherwise increased your rider charge).
If you select the Charge Lock Option rider, you do not receive any automatic increases to your guaranteed values and payments after the Last Increase Date. We determine the Last Increase Date as follows.
If the Charge Lock Date is…	the Last Increase Date is…
on or before the Benefit Date	the Charge Lock Date
after the Benefit Date	the Benefit Anniversary that occurs on or immediately after the Charge Lock Date
If your Last Increase Date is on or before the Benefit Date, we reduce Income Protector's benefits as follows.
Quarterly Anniversary Value and Annual Increase
If your Last Increase Date is before the Benefit Date, the Annual Increase will receive a quarter of the Annual Increase Percentage and both your Annual Increase and Quarterly Anniversary Value will lock in any higher Contract Value for the last time on your Last Increase Date. After the Last Increase Date, these values only increase or decrease if you make an additional Purchase Payment or take a withdrawal.

NOTE: If your Benefit Date is the Last Increase Date, we only calculate the Annual Increase and Quarterly Anniversary Value before the Benefit Date, so you will not receive a quarter of the Annual Increase Percentage or lock in higher Contract Value on the Last Increase Date.

Benefit Base
Can only increase before the Benefit Date if you make an additional Purchase Payment, or on the Benefit Date if your current Contract Value is greater than both the Quarterly Anniversary Value and Annual Increase. It decreases with each withdrawal taken before the Benefit Date and each Excess Withdrawal taken after the Benefit Date.

Payment Percentages
We subtract 1% from all the Payment Percentages. So if the Payment Percentage based on your current age is 4% and your Benefit Base is $100,000, your available annual maximum Lifetime Plus Payment would be $4,000. If you select the Charge Lock Option rider, your new Payment Percentage would be 3% and your available annual maximum Lifetime Plus Payment would be $3,000, which is a loss in payment of $1,000.

Automatic annual Lifetime Plus Payment increases	Not available.
Together, these reductions can significantly decrease the amount of Lifetime Plus Payments you receive. The Payment Percentages table for the Income Protector rider is stated in the Rate Sheet Supplement that you receive at the time your select the benefit and that is in effect on your Rider Effective Date. The Payment Percentages table for previously available Income Protector riders issued before April 27, 2015 are stated in Appendix J.
If your Last Increase Date is after the Benefit Date, your Lifetime Plus Payments do not change until the next Benefit Anniversary. If your Contract Value is zero on the Last Increase Date, the Charge Lock Option rider ends and we make no change to Income Protector. If your Contract Value is positive on the Last Increase Date, we reduce your annual maximum Lifetime Plus Payments as follows.
•	First we calculate your annual maximum Lifetime Plus Payment as we do on each Benefit Anniversary making adjustments for any Excess Withdrawals you took during the prior year and applying any automatic payment increase.
•	Then we reduce this annual maximum payment by 1% using this formula:
current Benefit Base  x [(current annual maximum Lifetime Plus Payment ÷ the current Benefit Base) - 1%].
•	If your reduced annual maximum Lifetime Plus Payment is $100 or more, we verify that your annual actual Lifetime Plus Payment meets our minimum requirements (it must be either zero, or $100 or more – you cannot request an actual payment of $50). If it is not, we ask you to change either the payment amount, or the frequency.
After the Last Increase Date your annual maximum Lifetime Plus Payment cannot increase, but it can decrease if you take an Excess Withdrawal.
A hypothetical example showing how Income Protector may be affected if you select the Charge Lock Option rider is provided in Appendix K.
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The Charge Lock Option rider ends on the earlier of the Business Day Income Protector ends, or the Last Increase Date if your Contract Value equals zero.
NOTE:
•	Your Contract Value will continue to fluctuate with Investment Option performance after the Charge Lock Date.
•	The Charge Lock Option rider is not available in Illinois and may not be available through all broker dealers. For more information, please contact us or your Financial Professional.
•	If you select the Charge Lock Option rider, the reduction to Income Protector's benefits may be significant, and you may be better off either accepting the rider charge increase, or removing Income Protector from your Contract. You should consult with your Financial Professional before selecting the Charge Lock Option rider.
•	For Charge Lock Option riders issued in all states except Pennsylvania: Once you select the Charge Lock Option rider, you cannot later remove it from your Contract.
•	For Charge Lock Option riders issued in Pennsylvania: If you change your mind about having the Charge Lock Option rider, you can return the rider within ten days after receiving it and we treat it as if it had never been issued. If you return the Charge Lock Option rider this means we will increase your rider charge, but we will not reduce your Annual Increase and/or Lifetime Plus Payments.
•	If you select the Charge Lock Option rider and the reduction to your Payment Percentage causes your annual maximum Lifetime Plus Payment to be less than $100, Income Protector ends. If this occurs on the Benefit Date, you will have paid for Income Protector without receiving any of its advantages.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING
Under Income Protector, we restrict your Investment Option selection. By selecting this benefit, you agree to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Protector's guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base.
If you select Income Protector, we currently require you to allocate your Contract Value to the Investment Options listed below.
Income Protector available Investment Options
AZL Enhanced Bond Index Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP BlackRock Global Allocation Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Franklin Templeton Founding Strategy Plus Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Invesco Equity and Income Fund
AZL MVP T. Rowe Price Capital Appreciation Fund

AZL Pyramis Total Bond Fund
Franklin Income VIP Fund
Franklin U.S. Government Securities VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
RCM Dynamic Multi-Asset Plus VIT Portfolio
Templeton Global Bond VIP Fund

We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.
NOTE: For previous versions of Income Protector (available from July 22, 2009 through October 12, 2012), the available Investment Options are listed in Appendix J. The version identifier (for example, (07.12)) is located in your rider.
While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions if they comply with the restrictions stated here. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options' performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow.
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To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
WHEN INCOME PROTECTOR ENDS
Income Protector ends on the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	For riders issued in all states except California and New Jersey, the Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under "Covered Persons" in section 2.
•	The older Covered Person's 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Income Date you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.
•	The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100. However, this does not apply if you have the Charge Lock Option rider, your Last Increase Date is the Benefit Date or a Benefit Anniversary, and on the Last Increase Date your annual maximum Lifetime Plus Payment becomes less than $100.
•	Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Protector also continues. In New Jersey, if a surviving civil union partner is the sole Beneficiary and takes the additional death benefit payment option described in the Contract, Income Protector ends on the Business Day before the Income Date.
•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.
NOTE FOR RIDERS ISSUED IN CALIFORNIA AND NEW JERSEY: An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Protector ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased's spouse is a sole Beneficiary and continues the Contract, Income Protector ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Protector ends on the Business Day we receive his or her Valid Claim. For riders issued in New Jersey involving civil union partners, Income Protector and Lifetime Plus Payments may end even earlier because Contract continuation is not allowed for a surviving civil union partner. This means that Lifetime Plus Payments may end even if a Covered Person is still alive.

11.b INVESTMENT PROTECTOR

Investment Protector provides, during the Accumulation Phase, a level of protection for your principal and a percentage (Guarantee Percentage) of any annual investment gains through the Target Value which is available at a future point you select, called the Target Value Date. The initial Target Value Date cannot occur before the Earliest Anniversary, and it must occur before age 91. Subsequent Target Value Dates will occur on every Future Anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options' performance, and this is the value available to you upon withdrawal.
The Guarantee Percentage, Earliest Anniversary and Future Anniversary that are used to calculate your Target Value and determine your Target Value Dates are stated in the Rate Sheet Supplement.
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There are several important points to consider before selecting Investment Protector.
•	This benefit is subject to a rider charge, as described in the Fee Tables and section 7, Expenses – Rider Charge.
•	This benefit does not guarantee Investment Option performance.
•	If you have the No Withdrawal Charge Option, you can only remove Investment Protector as discussed under "Removing Investment Protector" below.
•	If you select this benefit, we restrict your selection of Investment Options and rebalance your Contract Value quarterly. We also restrict additional Purchase Payment and Contract Value allocations and transfers. These restrictions support the benefit's guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Target Value.
•	The Target Value does not lock in any Contract Value gains that occur between Rider Anniversaries.
•	The Target Value does not provide any guarantee to your Contract Value before the initial Target Value Date, or during the period between Target Value Dates.
•	The last Business Day before each Target Value Date is the only day that we guarantee your Contract Value equals or exceeds the Target Value.
Please discuss Investment Protector's appropriateness with your Financial Professional.
SELECTING INVESTMENT PROTECTOR
For Contracts issued on or after April 1, 2009, if available as described in the Note below, you can select Investment Protector on any Quarterly Anniversary during the Accumulation Phase once before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual).
You can select Investment Protector by completing the appropriate form. We add this benefit to your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) after we receive your request in Good Order at our Service Center, and the Rider Effective Date is that Quarterly Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary. Your Contract Value on the Rider Effective Date must be at least $10,000 (or $25,000 if you have the No Withdrawal Charge Option). You must reallocate your Contract Value and change your future allocation instructions to comply with the Investment Option allocation and transfer restrictions discussed later in this section before we add this benefit to your Contract.
NOTE:

•	Investment Protector is not available for selection to Contracts issued in Massachusetts.
•	You cannot have Investment Protector and Income Protector or Income Focus at the same time. You can only have one of these benefits.
•	You can only select Investment Protector one time. You cannot select Investment Protector, remove it from your Contract and then reselect it.
•	Investment Protector is not available to Contracts issued before April 1, 2009. If you have questions about whether Investment Protector is available to you, please contact our Service Center at (800) 624-0197.
•	For an Investment Protector rider issued in Pennsylvania: If you change your mind about having Investment Protector, you can return the rider within ten days after receiving it and we treat it as if it had never been issued.

REMOVING INVESTMENT PROTECTOR
You can remove Investment Protector from your Contract while the Contract Value is positive. You cannot re-select this benefit in the future after you remove it from your Contract. If you have the No Withdrawal Charge Option, you can only remove Investment Protector if we increase the rider charge, or if you simultaneously replace it with Income Protector. Removing Investment Protector because we increase the rider charge does not end the No Withdrawal Charge Option.
You can remove Investment Protector by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
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If we increase this benefit's rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
On the rider termination date we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
TARGET VALUE DATES
Investment Protector guarantees that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this section). You select the initial Target Value Date when you select this benefit. The earliest available initial Target Value Date is the Earliest Anniversary, and the latest date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). Subsequent Target Value Dates occur on every Future Anniversary after the initial Target Value Date while this benefit is in effect. We establish your Contract's Earliest Anniversary and Future Anniversary on the Rider Effective Date and we cannot change them. The Earliest Anniversary and Future Anniversary for the Investment Protector rider are stated in the Rate Sheet Supplement.
For example, you purchase a Contract as the sole Owner on September 1, 2009 and you are age 70. You select Investment Protector on the first Quarterly Anniversary, December 1, 2009 when you are still age 70, the Earliest Anniversary is the tenth Rider Anniversary and the Future Anniversary is the fifth Rider Anniversary. The earliest available initial Target Value Date is December 1, 2019 and the latest date is December 1, 2029. If you select the earliest available initial date (December 1, 2019), subsequent Target Value Dates would occur on December 1st in 2024, 2029, 2034, etc.
At the end of the last Business Day before each Target Value Date if your Contract Value is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. The last Business Day before each Target Value Date are the only days that we guarantee your Contract Value equals or exceeds the Target Value. After the Target Value Date, the Contract Value will fluctuate until the next Target Value Date. We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On the last Business Day before each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to any applicable withdrawal charge and additional federal tax.
We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on the last Business Day before each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.
Initial Target Value Date Resets
After the Rider Effective Date, you can reset the initial Target Value Date before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual). Resets are only available if the Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is the Earliest Anniversary after we process your request, and the latest available date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request.
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Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change your future Purchase Payments allocation instructions and they must comply with the current maximum allowable allocations.
TARGET VALUE
The Target Value determines both your rider charge and if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while the benefit is in effect.
On each Business Day, the Target Value is equal to the greater of the result of the Rider Anniversary Value multiplied by the Guarantee Percentage or one of the following. We establish your Contract's Guarantee Percentage on the Rider Effective Date and we cannot change it. The Guarantee Percentage for the Investment Protector rider is stated in the Rate Sheet Supplement.
•	If you selected the benefit at issue, total Purchase Payments reduced by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.
•	If you select the benefit after issue, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the Rider Effective Date, plus all Purchase Payments received on or after the Rider Effective Date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the Rider Effective Date.
•	If you reset the initial Target Value Date, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the reset date, plus all Purchase Payments received on or after the reset date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the reset date.
Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
If the Rider Effective Date is the Issue Date, the Rider Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, the Rider Anniversary Value is initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust the Rider Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
On each Rider Anniversary, we compare the Rider Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Rider Anniversary Value to equal this Contract Value if it is greater.
NOTE: For Contracts with the Bonus Option, unvested bonus amounts are not included in the Target Value or the Contract Value.

RATE SHEET SUPPLEMENT
As previously indicated, the Earliest Anniversary, Future Anniversary and Guarantee Percentage for the Investment Protector rider are stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. We cannot change these values for your Contract while your benefit is in effect. We publish any new Rate Sheet Supplement seven calendar days before it takes effect on our website at www.allianzlife.com/visionprospectus. You should not select Investment Protector without first obtaining the Rate Sheet Supplement. You can contact us to receive the Rate Sheet Supplement applicable to your Contract by calling our Service Center at the toll-free telephone number listed at the back of this prospectus. For previously available Investment Protector riders issued before April 27, 2015, the Earliest Anniversary, Future Anniversary and Guarantee Percentage are stated in Appendix J.
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INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING
Under Investment Protector, we restrict your Investment Option selection as discussed in this section. By selecting this benefit, you agree to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Investment Protector's guarantees. The maximum amount of Contract Value allowed in the Equity Investment Option group decreases as the number of years until your initial Target Value Date declines, and if negative Investment Option performance reduces the Contract Value in comparison to the Target Value. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.
If you select Investment Protector, we establish your Contract's Investment Option allocation and transfer restrictions on the Rider Effective Date and we cannot change them. We may add, remove or substitute Investment Options from the groups discussed in this section. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from the Equity group to the Fixed Income group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send you written notice 30 days before the removal or substitution date.
These are the current Investment Option groups.
TABLE 1: Investment Protector Investment Option Groups
Equity Group
AZL Balanced Index Strategy Fund
AZL BlackRock Capital Appreciation Fund
AZL Boston Company Research Growth Fund
AZL DFA Multi-Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL International Index Fund
AZL Invesco Equity and Income Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL MFS Mid Cap Value Fund
AZL MFS Value Fund
AZL Mid Cap Index Fund
AZL Multi-Manager Mid Cap Growth Fund

AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Growth Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL NFJ International Value Fund
AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
Allianz NFJ Dividend Value VIT Portfolio
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Dividend Portfolio
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
Templeton Growth VIP Fund

Fixed Income Group
AZL Enhanced Bond Index Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL Pyramis Total Bond Fund
Franklin U.S. Government Securities VIP Fund
JP Morgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio

PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Uncontstrained Bond Portfolio
Templeton Global Bond VIP Fund

NOTE: For previous versions of Investment Protector (available from July 22, 2009 through July 19, 2013), the available Investment Options are listed in Appendix J. The version identifier (for example, (07.12)) is located in your rider.
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On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in the Equity group based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then subtract the Table 2 value from 100% to determine the minimum Contract Value required in the Fixed Income group. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in the Equity group and you must have at least 30% in the Fixed Income group.
TABLE 2 : Investment Protector
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*	We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.
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You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in both the Equity and Fixed Income groups. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Government Money Market Fund under that program.
If your future allocation instructions allocate 10% or less to the Investment Options in the Equity group, we rebalance according to your future allocation instructions. Otherwise, we determine your required Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows.
1.	We determine the new maximum allowed allocation for the Equity group. It is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).
2.	If your current future allocation instructions comply with this new maximum allowed allocation for the Equity group, there is no change to your future allocation instructions and we rebalance your Contract Value according to these instructions.
3.	If your current future allocation instructions are greater than the new maximum allowed allocation for the Equity group we decrease the required allocation for the Equity group to this new lower amount. We then subtract this new percentage from 100% to determine the new required minimum allocation for the Fixed Income group. Lastly we rebalance your Investment Options' Contract Value using the formula: a x (b / c) where:
a =	The new required group allocation on the current Quarterly Anniversary.
b =	The required allocation for each Investment Option at the end of the prior Business Day.
c =	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.
NOTE:

•	For Contracts with the Bonus Option, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.
•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in the Equity group by more than 15%.
•	Unless the maximum allowed allocation for the Equity group changes, the minimum required allocation for the Fixed Income group does not change.
•	We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.
•	Unless you reset the initial Target Value Date, the maximum allowed in the Equity group never increases.
•	The maximum allowed allocation to the Equity group reduces with negative Investment Option performance and as the time until the initial Target Value Date decreases. If you allocate less than the maximum allowed to the Equity group, you may be subject to fewer Investment Option reallocations resulting from negative Investment Option performance.

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WHEN INVESTMENT PROTECTOR ENDS
Investment Protector ends upon the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse (or civil union partner for riders issued in New Jersey) elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse (or civil union partner for riders issued in New Jersey) elects to receive payout of the death benefit, then this benefit ends at the end of the Business Day we receive a Valid Claim.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal.
•	The Business Day the Contract ends.

11.c QUARTERLY VALUE DEATH BENEFIT

We designed the Quarterly Value Death Benefit to lock in any quarterly investment gains to provide an increased death benefit for Beneficiaries. The Quarterly Value Death Benefit described in this section was only available at issue on Version B Contracts from April 30, 2012 through April 26, 2013. Please see Appendix F for information on the previous versions of the Quarterly Value Death Benefit. You cannot remove the Quarterly Value Death Benefit from your Contract. The Quarterly Value Death Benefit carries an additional M&E charge as described in the Fee Tables and section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
The Quarterly Value Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Quarterly Anniversary Value. For a sole Beneficiary, we determine the Quarterly Value Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Quarterly Anniversary Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
The Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations, Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals and any withdrawal charges; but do not include amounts we withdraw for other Contract charges.
On each Quarterly Anniversary before the end date, we compare the Quarterly Anniversary Value to the Contract Value, using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any quarterly investment gains.
The end date occurs on the earliest of:
•	the rider termination date if you remove an Additional Required Benefit and do not simultaneously replace it with another Additional Required Benefit;
•	the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Owner is a non-individual); or
•	the end of the Business Day we receive the first Valid Claim from any one Beneficiary.
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The Quarterly Value Death Benefit ends upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.
•	The Business Day the Contract ends.
NOTE:

•	Requires selection of an Additional Required Benefit. If you remove the Additional Required Benefit without simultaneously replacing it with another Additional Required Benefit, you keep any prior lock ins of quarterly investment gains to your death benefit but you will not receive any future lock ins and we no longer assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit.
•	If you select Income Protector or have Income Focus, your Contract Value decreases with each Lifetime Plus Payment or Income Focus Payment, Excess Withdrawal, and rider charge deduction. This reduces the likelihood of locking in investment gains and directly reduces the Quarterly Anniversary Value.

•	For Contracts with the Bonus Option, bonus amounts are not included in the parts of the Quarterly Anniversary Value based on Purchase Payments, and are also not included in the parts of this value that are based on Contract Value until they are vested.

11.d BONUS OPTION

We designed the Bonus Option for Owners who believe the bonus' returns are offset by this benefit's additional costs. This benefit provides a 6% bonus on each Purchase Payment received before the older Owner reaches age 81(or the Annuitant reaches age 81 if Owner is a non-individual), subject to a three-year vesting schedule. The Bonus Option was only available at issue on Version A Contracts from May 1, 2007 through April 29, 2011, and Version B Contracts from May 2, 2011 through April 26, 2013. You cannot remove the Bonus Option from your Contract. This benefit ends when your Contract ends. The Bonus Option carries an additional M&E charge and is subject to a higher and longer withdrawal charge schedule as described in the Fee Tables and section 7, Expenses.
The bonus is subject to the following terms.
●	Bonus amounts are available to you as they vest. We include the bonus in any part of a guaranteed value based on Contract Value, but only as it vests. We do not include the bonus in any part of a guaranteed value based on Purchase Payments. The vesting schedule is as follows.
Number of Complete Years Since Purchase Payment Receipt	Vesting Percentage
0	0%
1	35%
2	70%
3+	100%
●	We treat all bonus amounts and their gains or losses as Contract earnings for both tax purposes and the withdrawal charge.
●	All bonus gains and losses are part of your Contract Value and are always 100% vested.
We pay all bonus amounts from the general account assets of Allianz Life.
We deduct Contract charges other than the M&E charge from the Bonus Value, which is your Contract Value plus any unvested bonus. If you take a withdrawal* or Full Annuitization, or if a death benefit is payable in the first three years after we receive a Purchase Payment, you lose all or some of your bonus. We expect to profit from the Bonus Option's additional M&E charge and withdrawal charge.
*	Including Partial Annuitizations, Lifetime Plus Payments, Income Focus Payments and Excess Withdrawals.
NOTE:

•	The bonus may be more than offset by the Bonus Option's additional M&E charge and withdrawal charge, especially during periods of poor Investment Option performance.

•	The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit with a vesting schedule complies with IRA requirements.

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12.	TAXES

This section provides a summary explanation of the tax ramifications of your Contract. More detailed information about product taxation is contained in the Statement of Additional Information, which is available by calling the toll-free telephone number at the back of this prospectus. We do not provide individual tax advice. You should contact your tax adviser to discuss this Contract's effects on your personal tax situation.
QUALIFIED AND NON-QUALIFIED CONTRACTS
Your Contract is either a Qualified Contract or a Non-Qualified Contract. A Qualified Contract is purchased pursuant to a specialized provision of the Internal Revenue Code (Code). For example, a Contract may be purchased pursuant to Section 408 of the Code as an Individual Retirement Annuity (IRA).
Qualified Contracts are subject to certain restrictions, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must be purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. An IRA to IRA indirect rollover can occur only once in any twelve month period from all of the IRAs you currently own. Purchase Payments to Qualified Contracts other than from a qualified transfer may be restricted once the Owner reaches age 70½.
As of April 26, 2013, we offered the following types of Qualified Contracts.
Type of Contract	Persons and Entities that can buy the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
Simplified Employee Pension (SEP) IRA	Must have the same individual as Owner and Annuitant.
Certain Code Section 401 Plans	A qualified retirement plan is the Owner and the Annuitant must be an individual. We may determine which types of qualified retirement plans are eligible to purchase this Contract.
There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.
TAXATION OF ANNUITY CONTRACTS
The Contract has the following tax characteristics.
•	Taxes on earnings are deferred until you take money out. Non-Qualified Contracts owned by corporations or partnerships do not receive income tax deferral on earnings.
•	When you take money out of a Non-Qualified Contract, earnings are generally subject to federal income tax and applicable state income tax. All pre-tax money distributed from Qualified Contracts are subject to federal and state income tax, but qualified distributions from Roth IRA Contracts are not subject to federal income tax. This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.
•	Taxable distributions are subject to an ordinary income tax rate, rather than a capital gains rate.
•	Distributions from Non-Qualified Contracts are considered investment income for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.
•	If you take partial withdrawals from your Non-Qualified Contract, the withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.
•	If you fully annuitize your Non-Qualified Contract and receive a stream of Annuity Payments, you receive the benefit of the exclusion ratio, and each Annuity Payment you receive is treated partly as taxable earnings and partly as a non-taxable return of Purchase Payments.
•	If you take partial withdrawals or annuitize a Qualified Contract, you will be responsible for determining what portion, if any, of the distribution consists of after-tax money.
•	Lifetime Plus Payments and Income Focus Payments are taxed as partial withdrawals.
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•	If you take out earnings before age 59½, you may be subject to a 10% additional federal tax, unless you take a lifetime annuitization of your Contract or you take money out in a stream of substantially equal payments over your expected life in accordance with the requirements of the Code.
•	A pledge or assignment of a Contract may be treated as a taxable event. You should discuss any pledge or assignment of a Contract with your tax adviser.
•	If you purchase multiple non-qualified deferred annuity contracts from an affiliated group of companies in one calendar year, these contracts are treated as one contract for purposes of determining the tax consequences of any distribution.
•	Death benefit proceeds from Non-Qualified Contracts are taxable to the beneficiary as ordinary income to the extent of any earnings. Death benefit proceeds must be paid out in accordance with the requirements of the Code.
•	Depending upon the type of Qualified Contract you own, required minimum distributions (RMDs) must be satisfied when you reach a certain age. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract's RMD requirements.
•	When you take money out of a Contract, we may deduct premium tax that we pay on your Contract. This tax varies from 0% to 3.5%, depending on your state. Currently, we pay this tax and do not pass it on to you.
TAXATION OF LIFETIME PAYMENTS
We treat Lifetime Plus Payments and Income Focus Payments (lifetime payments) as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the total lifetime payment is most likely subject to ordinary income tax. If you are taking withdrawals from the Contract to satisfy the requirements for substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code and you begin lifetime payments before the required series of withdrawals is complete, you may incur additional penalties, including a 10% additional federal tax.
TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a "tax-free" exchange under Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
•	you might have to pay a withdrawal charge on your previous contract,
•	unless you have the No Withdrawal Charge Option, there is a new withdrawal charge period for this Contract,
•	other charges under this Contract may be higher (or lower),
•	the benefits may be different, and
•	you no longer have access to any benefits from your previous contract.
If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible additional federal tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.

13.	OTHER INFORMATION

ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We currently offer fixed, fixed index, and variable annuities, individual life insurance, and registered index-linked annuities. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.
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THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.
The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts.
If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life.
DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.
We have entered into a distribution agreement with Allianz Life Financial for the distribution of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf.
We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Financial Professionals and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.
Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their Financial Professionals. The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.
We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.
A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your purchase of a Contract.
We intend to recover commissions and other expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.
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Broker-dealers and their Financial Professionals and managers involved in sales of the Contracts may receive payments from us for administrative and other services that do not directly involve the sale of the Contracts, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.
In certain instances, we and/or Allianz Life Financial may make payments to a broker/dealer for inclusion of this Contract in its list of products that it offers for sale.
We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
•	marketing services and increased access to their Financial Professionals;
•	sales promotions relating to the Contracts;
•	costs associated with sales conferences and educational seminars;
•	the cost of client meetings and presentations; and
•	other sales expenses incurred by them.
We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment.
We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.
Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.
The Investment Options may assess a Rule 12b‑1 fee. These fees are paid to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These fees typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year.
In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may make payments for administrative services to Allianz Life Financial or its affiliates.
We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.
ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.
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ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative and routine customer services performed by our Service Center include processing and mailing of account statements and other mailings to Owners, responding to Owner correspondence and inquiries, and processing requests for variable annuity payments. Allianz Life also contracts with Tata Consultancy Services (Tata) located at #42(P) & 45(P), Think Campus, Electronic City, Phase II, Bangalore, Karnataka 560100, India, to perform certain administrative services including:
•	issuance and maintenance of the Contracts,
•	maintenance of Owner records, and
•	routine customer service including:
–	processing of Contract changes,
–	processing withdrawal requests (both partial and total) and
–	processing requests for fixed annuity payments.
Services performed by Tata are overseen and quality control checked by our Service Center.
To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, may be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call our Service Center at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.
LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.
FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in Part C of the Registration Statement.
STATUS PURSUANT TO SECURITIES EXCHANGE ACT OF 1934
Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.
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14.	PRIVACY NOTICE
2016
Your privacy is a high priority for Allianz ("we" or "our"). Our pledge to protect your privacy is reflected in our Privacy Notice. This notice outlines our principles for collecting, using and protecting information that we maintain about you.
This notice applies to Allianz and its affiliated companies listed at the end of this notice. The law allows us to share your information among our affiliates. The law does not allow you to prevent these disclosures.
Information about you that Allianz collects
We collect information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:
•	From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete. The information we collect includes, but is not limited to, your name, social security number, address and telephone number.
•	From others, through the process of handling a claim. This may include information from medical or accident reports.
•	From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
•	From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.
•	From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.
Information about you that Allianz shares
We do not share information about current or former customers with anyone, except as allowed by law. "Allowed by law" means that we may share your information, such as your name, address, and policy information, as follows:
•	With affiliates and other third parties in order to administer or service your policy.
•	With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.
•	With your insurance agent so that they can perform services for you.
•	With medical professionals in order to process your claim.
•	With a state Department of Insurance in order to examine our records or business practices.
•	With state or federal law enforcement agency, as required by law or to report suspected fraud activities.
•	With research groups to conduct studies on claims results. No individual is identified in any study or report.
We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.
Allianz does not sell your information to anyone
We do not sell your information to anyone for their own marketing purposes. For this reason, we are not required to obtain an "opt-in election," an "opt-out election" or an authorization from you.
Allianz policies and practices regarding security of your information
We limit access to your information to those employees, affiliates, and service providers who need it to administer or service your policy.  We use computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We use state of the art technology to secure our websites and protect the information that may be shared over these sites. We restrict access to information about you to those employees who need the information to service your policy.
If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.
Your ability to access and correct your information
You have the right to access and obtain a copy of your information.  You may write to us and also ask for a record of any disclosure of your medical information made within the last three (3) years. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding.  If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized.
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Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information.  If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.
If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.
Montana residents: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

For more information or if you have questions
If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Privacy Office at 800.328.5600, write us at the following address or contact us via the secured website.
Allianz Life Insurance Company of North America 5701 Golden Hills Drive Minneapolis, MN 55416-1297 800.328.5600 www.allianzlife.com
Allianz and its affiliated companies:
•  Allianz Life Insurance Company of North America
•  Allianz Life Insurance Company of New York
•  Allianz Investment Management LLC
•  Allianz Life Financial Services, LLC
•  Questar Asset Management, Inc.
•  Questar Capital Corporation

M40018 (R-9/2015)

15.	TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Allianz Life…………………………………………………………….	2	Income Tax Withholding……………………………..	8
Experts…………………………………………………………………	2	Multiple Contracts…………………………………….	9
Legal Opinions………………………………………………………..	2	Partial 1035 Exchanges………………………………	9
Distributor……………………………………………………………..	2	Assignments, Pledges and Gratuitous Transfers….	9
Federal Tax Status…………………………………………………..	2	Death Benefits…………………………………………	9
Annuity Contracts in General……………………………………	3	Spousal Continuation and the Federal Defense of
Taxation of Annuities in General………………………………..	3	Marriage Act (DOMA)………………………….	9
Qualified Contracts……………………………………………….	4	Federal Estate Taxes…………………………………	10
Purchasing a Qualified Contract………………………………..	5	Generation-Skipping Transfer Tax………………….	10
Distributions Qualified Contracts………………………………..	6	Foreign Tax Credits…………………………………..	10
Distributions Non-Qualified Contracts………………………….	7	Possible Tax Law Changes………………………….	10
Required Distributions……………………………………………	7	Annuity Payments………………………………………..	10
Diversification……………………………………………………..	8	Annuity Payment Options……………………………	11
Owner Control…………………………………………………….	8	Annuity Units/Calculating Variable Annuity
Contracts Owned by Non-Individuals…………………………..	8	Payments………………………….…………….	12
Annuity Purchases by Nonresident Aliens and		Financial Statements…………………………………….	13
Foreign Corporations……………………...........................	8	Appendix A – Death of the Owner and/or Annuitant…	14
		Appendix B – Condensed Financial Information	17

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
79

APPENDIX A – ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION

This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds and the PIMCO VIT portfolios, neither the Investment Options nor their advisers are affiliated with us. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay. Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. If these fees are deducted from Investment Option assets, they are reflected in the table below.
Investment Option	Management fees	Rule 12b‑1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ
RCM Dynamic Multi-Asset Plus VIT Portfolio	.70	.25	–	.86	.05	1.86
BLACKROCK
AZL BlackRock Capital Appreciation Fund	.80	.25	–	.05	–	1.10
AZL Enhanced Bond Index Fund	.35	.25	–	.06	–	.66
AZL Government Money Market Fund	.35	.25	–	.05	–	.65
AZL International Index Fund	.35	.25	–	.15	–	.75
AZL Mid Cap Index Fund	.25	.25	–	.07	–	.57
AZL Russell 1000 Growth Index Fund	.44	.25	–	.09	–	.78
AZL Russell 1000 Value Index Fund	.44	.25	–	.08	–	.77
AZL S&P 500 Index Fund – Class 2.17		.25	–	.07	–	.49
AZL Small Cap Stock Index Fund	.26	.25	–	.08	–	.59
BlackRock Global Allocation V.I. Fund – Class 3.62		.25	–	.25	–	1.12
BOSTON COMPANY
AZL Boston Company Research Growth Fund	.76	.25	–	.05	–	1.06
DAVIS
Davis VA Financial Portfolio	.55	–	–	.13	–	.68
FEDERATED
AZL Federated Clover Small Value Fund	.75	.25	–	.05	–	1.05
FIDELITY
Fidelity VIP FundsManager 50% Portfolio – Service Class 2.25		.25	–	–	.57	1.07
Fidelity VIP FundsManager 60% Portfolio – Service Class 2.25		.25	–	–	.63	1.13
FRANKLIN TEMPLETON
AZL Franklin Templeton Founding Strategy Plus Fund	.70	.25	–	.09	–	1.04
Franklin Founding Funds Allocation VIP Fund – Class 2.00		.25	–	.11	.67	1.03
Franklin High Income VIP Fund – Class 2.53		.25	–	.06	–	.84
Franklin Income VIP Fund – Class 2.45		.25	–	.01	–	.71
Franklin Mutual Shares VIP Fund – Class 2.69		.25	–	.04	–	.98
Franklin U.S. Government Securities VIP Fund – Class 2.47		.25	–	.03	–	.75
Templeton Global Bond VIP Fund – Class 2.46		.25	–	.06	–	.77
Templeton Growth VIP Fund – Class 2.77		.25	–	.03	–	1.05
GATEWAY
AZL Gateway Fund	.80	.25	–	.05	–	1.10
INVESCO
AZL Invesco Equity and Income Fund	.75	.25	–	.05	–	1.05
AZL Invesco Growth and Income Fund	.75	.25	–	.06	–	1.06
AZL Invesco International Equity Fund	.90	.25	–	.08	–	1.23
J.P. MORGAN
AZL JPMorgan International Opportunities Fund	.95	.25	–	.07	–	1.27
AZL JPMorgan U.S. Equity Fund – Class 2.80		.25	–	.06	–	1.11
JPMorgan Insurance Trust Core Bond Portfolio – Class 2.40		.25	–	.23	.01	.89
METWEST
AZL MetWest Total Return Bond Fund	.60	.25	–	.04	–	.89

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
80

Investment Option	Management fees	Rule 12b‑1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
MFS
AZL MFS Investors Trust Fund	.75	.25	–	.05	–	1.05
AZL MFS Mid Cap Value Fund	.75	.25	–	.07	–	1.07
AZL MFS Value Fund	.74	.25	–	.06	–	1.05
MFS VIT Total Return Bond Portfolio – Service Class	.50	.25	–	.04	–	.79
MORGAN STANLEY
AZL Morgan Stanley Global Real Estate Fund	.90	.25	–	.14	–	1.29
MORGAN STANLEY and J.P. MORGAN
AZL Multi-Manager Mid Cap Growth Fund	.80	.25	–	.05	–	1.10
NFJ
AZL NFJ International Value Fund	.90	.25	–	.09	–	1.24
Allianz NFJ Dividend Value VIT Portfolio	.70	.25	–	.22	–	1.17
OPPENHEIMERFUNDS
AZL Oppenheimer Discovery Fund	.85	.25	–	.06	–	1.16
PIMCO
PIMCO VIT All Asset Portfolio – Admin. Class	.425	–	.15	–	.83	1.405
PIMCO VIT CommodityRealReturn Strategy Portfolio – Admin. Class	.74	–	.15	.17	.11	1.17
PIMCO VIT Emerging Markets Bond Portfolio – Admin. Class	.85	–	.15	–	–	1.00
PIMCO VIT Global Advantage Strategy Bond Portfolio – Admin. Class	.75	–	.15	–	–	.90
PIMCO VIT Global Bond Portfolio (Unhedged) – Admin. Class	.75	–	.15	–	–	.90
PIMCO VIT Global Dividend Portfolio – Advisor Class	1.04	.25	–	.02	–	1.31
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio – Admin. Class	.95	–	.15	.05	.30	1.45
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio – Admin. Class	1.05	_	.15	.02	.25	1.47
PIMCO VIT High Yield Portfolio – Admin. Class	.60	–	.15	.01	–	.76
PIMCO VIT Real Return Portfolio – Admin. Class	.50	–	.15	.13	–	.78
PIMCO VIT Total Return Portfolio – Admin. Class	.50	–	.15	.01	–	.66
PIMCO VIT Unconstrained Bond Portfolio – Admin Class	.90	–	.15	.01	–	1.06
PYRAMIS
AZL Pyramis Total Bond Fund	.50	.25	–	.07	–	.82
SCHRODER
AZL Schroder Emerging Markets Equity Fund	1.23	.25	–	.26	–	1.74
T. ROWE PRICE
AZL T. Rowe Price Capital Appreciation Fund	.75	.25	–	.05	–	1.05

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
81

This table describes, in detail, the annual expenses for each of the Allianz Fund of Funds. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b‑1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b‑1 fees to the Allianz Fund of Funds and the Allianz Fund of Funds do not pay service fees or 12b‑1 fees. The underlying funds of the Allianz Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.
Investment Option	Management fees	Rule 12b‑1 fees	Other expenses	Total	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ FUND OF FUNDS
AZL Balanced Index Strategy Fund	.05	–	.03	.08	.62	.70
AZL DFA Multi-Strategy Fund	.05	–	.02	.07	.92	.99
AZL MVP Fusion Balanced Fund	.20	–	.02	.22	.88	1.10
AZL MVP Fusion Conservative Fund	.20	–	.04	.24	.82	1.06
AZL MVP Fusion Growth Fund	.20	–	.02	.22	.99	1.21
AZL MVP Fusion Moderate Fund	.20	–	.02	.22	.94	1.16
AZL MVP Balanced Index Strategy Fund	.10	–	.04	.14	.59	.73
AZL MVP BlackRock Global Allocation Fund	.10	–	1.08	1.18	.01	1.19
AZL MVP DFA Multi-Strategy Fund	.20	–	.32	.52	1.02	1.54
AZL MVP Franklin Templeton Founding Strategy Plus Fund	.10	–	.05	.15	.99	1.14
AZL MVP Growth Index Strategy Fund	.10	–	.02	.12	.57	.69
AZL MVP Invesco Equity and Income Fund	.10	–	.03	.13	1.00	1.13
AZL MVP T. Rowe Price Capital Appreciation Fund	.10	--	.03	.13	1.00	1.13

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
82

APPENDIX B – CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.
Accumulation unit value (AUV) information corresponding to the lowest and highest combination of M&E charges as of the end of December 31, 2015 is listed in the tables below. A separate rider charge may also apply to your Contract if you select Income Protector or Investment Protector, or have Income Focus, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information (SAI), which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.
This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.
Lowest and Highest Combination of Benefit Options	M&E Charge
Base Contract without optional benefits	1.40%
Base Contract with the Bonus Option and Quarterly Value Death Benefit	2.00%
(Number of Accumulation Units in thousands)
M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Allianz NFJ Dividend Value VIT Portfolio
12/31/2014	N/A	14.204	20	12/31/2014	N/A	14.006	0
12/31/2015	14.204	12.766	42	12/31/2015	14.006	12.513	5
AZL Balanced Index Strategy Fund
12/31/2009	N/A	10.035	338	12/31/2009	N/A	10.023	60
12/31/2010	10.035	10.934	2326	12/31/2010	10.023	10.856	289
12/31/2011	10.934	11.042	5325	12/31/2011	10.856	10.898	376
12/31/2012	11.042	12.008	5932	12/31/2012	10.898	11.780	435
12/31/2013	12.008	13.372	5932	12/31/2013	11.780	13.040	492
12/31/2014	13.372	13.993	5733	12/31/2014	13.040	13.563	498
12/31/2015	13.993	13.800	5611	12/31/2015	13.563	13.296	393
AZL BlackRock Capital Appreciation Fund
12/31/2007	N/A	13.11	84	12/31/2007	N/A	12.901	17
12/31/2008	13.110	8.225	144	12/31/2008	12.901	8.046	21
12/31/2009	8.225	10.987	266	12/31/2009	8.046	10.683	35
12/31/2010	10.987	12.914	1180	12/31/2010	10.683	12.482	112
12/31/2011	12.914	11.575	2456	12/31/2011	12.482	11.120	162
12/31/2012	11.575	12.980	3380	12/31/2012	11.120	12.395	200
12/31/2013	12.980	17.080	3626	12/31/2013	12.395	16.213	249
12/31/2014	17.080	18.377	3068	12/31/2014	16.213	17.340	147
12/31/2015	18.377	19.251	2380	12/31/2015	17.340	18.056	122
AZL Boston Company Research Growth Fund
12/31/2007	N/A	11.526	106	12/31/2007	N/A	11.108	28
12/31/2008	11.526	6.634	164	12/31/2008	11.108	6.355	32
12/31/2009	6.634	8.816	92	12/31/2009	6.355	8.394	15
12/31/2010	8.816	10.686	206	12/31/2010	8.394	10.114	22
12/31/2011	10.686	10.201	497	12/31/2011	10.114	9.597	123
12/31/2012	10.201	11.844	872	12/31/2012	9.597	11.076	101
12/31/2013	11.844	15.884	1049	12/31/2013	11.076	14.765	87
12/31/2014	15.884	16.986	1012	12/31/2014	14.765	15.696	95
12/31/2015	16.986	17.675	815	12/31/2015	15.696	16.234	65

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
83

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL DFA Multi-Strategy Fund
12/31/2009	N/A	10.067	385	12/31/2009	N/A	10.055	117
12/31/2010	10.067	11.259	6293	12/31/2010	10.055	11.179	424
12/31/2011	11.259	11.104	18441	12/31/2011	11.179	10.959	915
12/31/2012	11.104	12.408	21434	12/31/2012	10.959	12.172	913
12/31/2013	12.408	14.814	24387	12/31/2013	12.172	14.446	1259
12/31/2014	14.814	15.561	24521	12/31/2014	14.446	15.083	1398
12/31/2015	15.561	15.242	23128	12/31/2015	15.083	14.686	1226
AZL Enhanced Bond Index Fund
12/31/2014	N/A	11.289	17	12/31/2014	N/A	10.924	0
12/31/2015	11.289	11.158	232	12/31/2015	10.924	10.732	3
AZL Federated Clover Small Value Fund
12/31/2007	N/A	17.485	185	12/31/2007	N/A	17.002	31
12/31/2008	17.485	11.426	219	12/31/2008	17.002	11.043	37
12/31/2009	11.426	14.716	48	12/31/2009	11.043	14.138	9
12/31/2010	14.716	18.446	230	12/31/2010	14.138	17.615	29
12/31/2011	18.446	17.477	399	12/31/2011	17.615	16.590	31
12/31/2012	17.477	19.701	460	12/31/2012	16.590	18.589	31
12/31/2013	19.701	25.642	609	12/31/2013	18.589	24.051	82
12/31/2014	25.642	27.192	457	12/31/2014	24.051	25.351	31
12/31/2015	27.192	25.178	329	12/31/2015	25.351	23.333	28
AZL Franklin Templeton Founding Strategy Plus Fund
12/31/2009	N/A	10.218	321	12/31/2009	N/A	10.206	28
12/31/2010	10.218	11.085	5059	12/31/2010	10.206	11.006	327
12/31/2011	11.085	10.731	10163	12/31/2011	11.006	10.591	519
12/31/2012	10.731	12.145	10808	12/31/2012	10.591	11.915	535
12/31/2013	12.145	14.147	11701	12/31/2013	11.915	13.795	504
12/31/2014	14.147	14.248	11245	12/31/2014	13.795	13.811	594
12/31/2015	14.248	13.283	10176	12/31/2015	13.811	12.798	557
AZL Gateway Fund
12/31/2010	N/A	10.102	494	12/31/2010	N/A	10.061	39
12/31/2011	10.102	10.267	1418	12/31/2011	10.061	10.165	142
12/31/2012	10.267	10.544	1762	12/31/2012	10.165	10.376	220
12/31/2013	10.544	11.275	1922	12/31/2013	10.376	11.029	126
12/31/2014	11.275	11.462	1796	12/31/2014	11.029	11.144	160
12/31/2015	11.462	11.526	1704	12/31/2015	11.144	11.140	142
AZL Government Money Market Fund
12/31/2007	N/A	11.125	661	12/31/2007	N/A	10.609	768
12/31/2008	11.125	11.238	1156	12/31/2008	10.609	10.652	957
12/31/2009	11.238	11.106	2332	12/31/2009	10.652	10.464	388
12/31/2010	11.106	10.952	6107	12/31/2010	10.464	10.258	869
12/31/2011	10.952	10.801	9518	12/31/2011	10.258	10.055	1137
12/31/2012	10.801	10.650	11646	12/31/2012	10.055	9.855	1059
12/31/2013	10.650	10.502	6972	12/31/2013	9.855	9.660	870
12/31/2014	10.502	10.357	5961	12/31/2014	9.660	9.469	835
12/31/2015	10.357	20.213	6925	12/31/2015	9.469	9.283	859
AZL International Index Fund
12/31/2009	N/A	9.761	56	12/31/2009	N/A	9.749	10
12/31/2010	9.761	10.310	248	12/31/2010	9.749	10.236	18
12/31/2011	10.310	8.868	691	12/31/2011	10.236	8.752	49
12/31/2012	8.868	10.321	1199	12/31/2012	8.752	10.125	46
12/31/2013	10.321	12.351	1434	12/31/2013	10.125	12.044	42
12/31/2014	12.351	11.426	1402	12/31/2014	12.044	11.076	46
12/31/2015	11.426	11.111	1271	12/31/2015	11.076	10.706	40

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Invesco Equity and Income Fund
12/31/2007	N/A	12.832	452	12/31/2007	N/A	12.552	104
12/31/2008	12.832	9.627	470	12/31/2008	12.552	9.360	72
12/31/2009	9.627	11.662	896	12/31/2009	9.360	11.271	124
12/31/2010	11.662	12.850	4038	12/31/2010	11.271	12.345	269
12/31/2011	12.850	12.395	7110	12/31/2011	12.345	11.838	524
12/31/2012	12.395	13.678	7435	12/31/2012	11.838	12.984	485
12/31/2013	13.678	16.814	9846	12/31/2013	12.984	15.866	795
12/31/2014	16.814	17.990	10222	12/31/2014	15.866	16.873	953
12/31/2015	17.990	17.302	9587	12/31/2015	16.873	16.131	780
AZL Invesco Growth and Income Fund
12/31/2007	N/A	14.291	105	12/31/2007	N/A	13.730	77
12/31/2008	14.291	9.462	155	12/31/2008	13.730	9.036	134
12/31/2009	9.462	11.537	90	12/31/2009	9.036	10.951	19
12/31/2010	11.537	12.783	276	12/31/2010	10.951	12.062	30
12/31/2011	12.783	12.361	470	12/31/2011	12.062	11.594	54
12/31/2012	12.361	13.936	691	12/31/2012	11.594	12.993	49
12/31/2013	13.936	18.371	911	12/31/2013	12.993	17.025	46
12/31/2014	18.371	19.927	825	12/31/2014	17.025	18.357	37
12/31/2015	19.927	19.009	703	12/31/2015	18.357	17.407	33
AZL Invesco International Equity Fund
12/31/2007	N/A	19.83	240	12/31/2007	N/A	19.167	92
12/31/2008	19.830	11.438	302	12/31/2008	19.167	10.988	77
12/31/2009	11.438	15.15	173	12/31/2009	10.988	14.468	38
12/31/2010	15.150	16.810	307	12/31/2010	14.468	15.957	37
12/31/2011	16.810	15.364	631	12/31/2011	15.957	14.498	54
12/31/2012	15.364	17.506	857	12/31/2012	14.498	16.420	62
12/31/2013	17.506	20.506	971	12/31/2013	16.420	19.118	104
12/31/2014	20.506	20.272	928	12/31/2014	19.118	18.787	113
12/31/2015	20.272	19.422	988	12/31/2015	18.787	17.910	52
AZL JPMorgan International Opportunities Fund
12/31/2007	N/A	19.359	276	12/31/2007	N/A	18.824	48
12/31/2008	19.359	13.637	302	12/31/2008	18.824	13.180	28
12/31/2009	13.637	16.987	119	12/31/2009	13.180	16.320	29
12/31/2010	16.987	17.747	226	12/31/2010	16.320	16.948	35
12/31/2011	17.747	15.154	384	12/31/2011	16.948	14.386	35
12/31/2012	15.154	17.970	582	12/31/2012	14.386	16.956	34
12/31/2013	17.970	21.387	684	12/31/2013	16.956	20.059	49
12/31/2014	21.387	19.530	673	12/31/2014	20.059	18.208	54
12/31/2015	19.530	19.408	605	12/31/2015	18.208	17.986	48
AZL JPMorgan U.S. Equity Fund
12/31/2007	N/A	12.939	81	12/31/2007	N/A	12.657	18
12/31/2008	12.939	7.824	99	12/31/2008	12.657	7.607	23
12/31/2009	7.824	10.316	58	12/31/2009	7.607	9.971	8
12/31/2010	10.316	11.492	165	12/31/2010	9.971	11.041	21
12/31/2011	11.492	11.083	312	12/31/2011	11.041	10.585	24
12/31/2012	11.083	12.801	564	12/31/2012	10.585	12.152	32
12/31/2013	12.801	17.281	667	12/31/2013	12.152	16.306	64
12/31/2014	17.281	19.457	672	12/31/2014	16.306	18.250	150
12/31/2015	19.457	19.210	624	12/31/2015	18.250	17.910	164
AZL MetWest Total Return Bond Fund
12/31/2015	N/A	9.893	225	12/31/2015	N/A	9.827	1

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
85

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MFS Investors Trust Fund
12/31/2007	N/A	14.871	169	12/31/2007	N/A	14.634	41
12/31/2008	14.871	8.782	282	12/31/2008	14.634	8.591	73
12/31/2009	8.782	13.147	89	12/31/2009	8.591	12.783	72
12/31/2010	13.147	14.391	135	12/31/2010	12.783	13.909	76
12/31/2011	14.391	13.877	271	12/31/2011	13.909	13.333	20
12/31/2012	13.877	16.276	454	12/31/2012	13.333	15.543	28
12/31/2013	16.276	21.149	514	12/31/2013	15.543	20.076	28
12/31/2014	21.149	23.097	434	12/31/2014	20.076	21.793	31
12/31/2015	23.097	22.775	365	12/31/2015	21.793	21.361	26
AZL MFS Mid Cap Value Fund
12/31/2007	N/A	10.319	116	12/31/2007	N/A	10.216	11
12/31/2008	10.319	4.869	168	12/31/2008	10.216	4.791	14
12/31/2009	4.869	6.352	110	12/31/2009	4.791	6.213	7
12/31/2010	6.352	7.683	482	12/31/2010	6.213	7.470	24
12/31/2011	7.683	7.306	1336	12/31/2011	7.470	7.061	53
12/31/2012	7.306	8.359	1986	12/31/2012	7.061	8.030	75
12/31/2013	8.359	11.120	2370	12/31/2013	8.030	10.619	93
12/31/2014	11.120	12.161	2105	12/31/2014	10.619	11.543	144
12/31/2015	12.161	11.690	1774	12/31/2015	11.543	11.030	83
AZL MFS Value Fund
12/31/2007	N/A	12.386	130	12/31/2007	N/A	11.899	92
12/31/2008	12.386	7.794	167	12/31/2008	11.899	7.443	123
12/31/2009	7.794	9.724	66	12/31/2009	7.443	9.231	45
12/31/2010	9.724	10.531	258	12/31/2010	9.231	9.937	37
12/31/2011	10.531	9.923	532	12/31/2011	9.937	9.307	57
12/31/2012	9.923	11.416	917	12/31/2012	9.307	10.643	58
12/31/2013	11.416	15.244	1128	12/31/2013	10.643	14.127	69
12/31/2014	15.244	16.574	1166	12/31/2014	14.127	15.268	86
12/31/2015	16.574	16.209	995	12/31/2015	15.268	14.842	76
AZL Mid Cap Index Fund
12/31/2010	N/A	10.670	266	12/31/2010	N/A	10.627	11
12/31/2011	10.670	10.278	788	12/31/2011	10.627	10.176	27
12/31/2012	10.278	11.879	1481	12/31/2012	10.176	11.690	42
12/31/2013	11.879	15.546	1962	12/31/2013	11.690	15.207	66
12/31/2014	15.546	16.742	1747	12/31/2014	15.207	16.279	50
12/31/2015	16.742	16.068	1627	12/31/2015	16.279	15.530	89
AZL Morgan Stanley Global Real Estate Fund
12/31/2007	N/A	10.852	194	12/31/2007	N/A	10.743	34
12/31/2008	10.852	5.796	287	12/31/2008	10.743	5.704	64
12/31/2009	5.796	8.013	82	12/31/2009	5.704	7.838	34
12/31/2010	8.013	9.550	203	12/31/2010	7.838	9.285	59
12/31/2011	9.550	8.481	422	12/31/2011	9.285	8.197	73
12/31/2012	8.481	10.860	376	12/31/2012	8.197	10.433	71
12/31/2013	10.860	11.032	289	12/31/2013	10.433	10.535	59
12/31/2014	11.032	12.377	194	12/31/2014	10.535	11.749	52
12/31/2015	12.377	12.041	166	12/31/2015	11.749	11.362	48

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
86

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Multi-Manager Mid Cap Growth Fund
12/31/2007	N/A	16.193	253	12/31/2007	N/A	15.557	92
12/31/2008	16.193	8.220	403	12/31/2008	15.557	7.850	80
12/31/2009	8.220	12.780	116	12/31/2009	7.850	12.131	134
12/31/2010	12.780	16.698	390	12/31/2010	12.131	15.756	80
12/31/2011	16.698	15.385	774	12/31/2011	15.756	14.430	99
12/31/2012	15.385	16.438	1157	12/31/2012	14.430	15.326	120
12/31/2013	16.438	22.522	1240	12/31/2013	15.326	20.872	152
12/31/2014	22.522	22.391	1122	12/31/2014	20.872	20.627	115
12/31/2015	22.391	20.709	1119	12/31/2015	20.627	18.963	93
AZL MVP Balanced Index Strategy Fund
12/31/2012	N/A	10.702	3174	12/31/2012	N/A	10.640	148
12/31/2013	10.702	11.879	4668	12/31/2013	10.640	11.739	324
12/31/2014	11.879	12.428	4744	12/31/2014	11.739	12.208	345
12/31/2015	12.428	12.227	4731	12/31/2015	12.208	11.939	272
AZL MVP BlackRock Global Allocation Fund
12/31/2012	N/A	10.526	14320	12/31/2012	N/A	10.465	455
12/31/2013	10.526	11.841	20817	12/31/2013	10.465	11.702	597
12/31/2014	11.841	11.912	19838	12/31/2014	11.702	11.701	591
12/31/2015	11.912	11.571	18199	12/31/2015	11.701	11.298	550
AZL MVP DFA Multi-Strategy Fund
12/31/2015	N/A	9.409	523	12/31/2015	N/A	9.370	55
AZL MVP Franklin Templeton Founding Strategy Plus Fund
12/31/2012	N/A	10.586	2308	12/31/2012	N/A	10.543	75
12/31/2013	10.586	12.296	5507	12/31/2013	10.543	12.173	215
12/31/2014	12.296	12.408	5424	12/31/2014	12.173	12.210	207
12/31/2015	12.408	11.475	5099	12/31/2015	12.210	11.225	195
AZL MVP Fusion Balanced Fund
12/31/2007	N/A	12.121	800	12/31/2007	N/A	11.929	87
12/31/2008	12.121	8.672	958	12/31/2008	11.929	8.483	109
12/31/2009	8.672	10.836	1224	12/31/2009	8.483	10.536	329
12/31/2010	10.836	11.868	7445	12/31/2010	10.536	11.471	723
12/31/2011	11.868	11.598	12971	12/31/2011	11.471	11.143	1104
12/31/2012	11.598	12.739	13862	12/31/2012	11.143	12.165	1029
12/31/2013	12.739	14.001	19302	12/31/2013	12.165	13.290	1199
12/31/2014	14.001	14.439	18273	12/31/2014	13.290	13.625	1060
12/31/2015	14.439	13.989	16.934	12/31/2015	13.625	13.121	973
AZL MVP Fusion Conservative Fund
12/31/2009	N/A	10.154	80	12/31/2009	N/A	10.142	2
12/31/2010	10.154	11.111	1982	12/31/2010	10.142	11.031	169
12/31/2011	11.111	11.027	4489	12/31/2011	11.031	10.883	309
12/31/2012	11.027	12.098	5304	12/31/2012	10.883	11.868	375
12/31/2013	12.098	12.880	4805	12/31/2013	11.868	12.560	296
12/31/2014	12.880	13.311	4328	12/31/2014	12.560	12.903	265
12/31/2015	13.311	13.025	4509	12/31/2015	12.903	12.549	227
AZL MVP Fusion Growth Fund
12/31/2007	N/A	12.813	1535	12/31/2007	N/A	12.609	485
12/31/2008	12.813	7.715	1797	12/31/2008	12.609	7.547	581
12/31/2009	7.715	10.057	379	12/31/2009	7.547	9.779	132
12/31/2010	10.057	11.197	416	12/31/2010	9.779	10.822	187
12/31/2011	11.197	10.553	656	12/31/2011	10.822	10.138	222
12/31/2012	10.553	11.788	1118	12/31/2012	10.138	11.257	208
12/31/2013	11.788	13.844	1180	12/31/2013	11.257	13.142	200
12/31/2014	13.844	14.247	1032	12/31/2014	13.142	13.443	187
12/31/2015	14.247	13.736	832	12/31/2015	13.443	12.884	182

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
87

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fusion Moderate Fund
12/31/2007	N/A	12.396	1150	12/31/2007	N/A	12.199	101
12/31/2008	12.396	8.219	1197	12/31/2008	12.199	8.040	149
12/31/2009	8.219	10.490	4499	12/31/2009	8.040	10.200	555
12/31/2010	10.490	11.559	24406	12/31/2010	10.200	11.172	2033
12/31/2011	11.559	11.075	40027	12/31/2011	11.172	10.640	2690
12/31/2012	11.075	12.289	41545	12/31/2012	10.640	11.735	2739
12/31/2013	12.289	13.956	51310	12/31/2013	11.735	13.248	3037
12/31/2014	13.956	14.345	48192	12/31/2014	13.248	13.536	2425
12/31/2015	14.345	13.847	44280	12/31/2015	13.536	12.987	2175
AZL MVP Growth Index Strategy Fund
12/31/2012	N/A	10.947	10750	12/31/2012	N/A	10.883	401
12/31/2013	10.947	13.046	18999	12/31/2013	10.883	12.892	788
12/31/2014	13.046	13.697	19509	12/31/2014	12.892	13.455	842
12/31/2015	13.697	13.398	21262	12/31/2015	13.455	13.083	681
AZL MVP Invesco Equity and Income Fund
12/31/2012	N/A	10.741	3425	12/31/2012	N/A	10.678	144
12/31/2013	10.741	13.121	7332	12/31/2013	10.678	12.966	360
12/31/2014	13.121	14.028	7614	12/31/2014	12.966	13.780	375
12/31/2015	14.028	13.388	7315	12/31/2015	13.780	13.073	311
AZL MVP T. Rowe Price Capital Appreciation Fund
12/31/2014	N/A	10.969	5670	12/31/2014	N/A	10.905	321
12/31/2015	10.969	11.265	12750	12/31/2015	10.905	11.133	866
AZL NFJ International Value Fund
12/31/2014	N/A	15.779	3	12/31/2014	N/A	15.251	0
12/31/2015	15.779	13.604	29	12/31/2015	15.251	13.070	2
AZL Oppenheimer Discovery Fund
12/31/2007	N/A	12.772	35	12/31/2007	N/A	12.569	8
12/31/2008	12.772	7.135	48	12/31/2008	12.569	6.979	13
12/31/2009	7.135	9.244	17	12/31/2009	6.979	8.989	9
12/31/2010	9.244	11.744	155	12/31/2010	8.989	11.351	8
12/31/2011	11.744	10.957	206	12/31/2011	11.351	10.526	15
12/31/2012	10.957	12.600	311	12/31/2012	10.526	12.033	20
12/31/2013	12.600	18.081	417	12/31/2013	12.033	17.163	25
12/31/2014	18.081	17.420	369	12/31/2014	17.163	16.437	22
12/31/2015	17.420	17.554	284	12/31/2015	16.437	16.464	18
AZL Pyramis Total Bond Fund
12/31/2012	N/A	10.015	84	12/31/2012	N/A	9.996	94
12/31/2013	10.015	9.659	428	12/31/2013	9.996	9.583	19
12/31/2014	9.659	10.036	874	12/31/2014	9.583	9.898	53
12/31/2015	10.036	9.809	1104	12/31/2015	9.898	9.615	49
AZL Russell 1000 Growth Index Fund
12/31/2014	N/A	17.776	52	12/31/2014	N/A	17.284	0
12/31/2015	17.776	18.381	123	12/31/2015	17.284	17.766	5
AZL Russell 1000 Value Index Fund
12/31/2014	N/A	16.927	57	12/31/2014	N/A	16.458	0
12/31/2015	16.927	15.953	58	12/31/2015	16.458	15.419	4

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
88

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL S&P 500 Index Fund
12/31/2007	N/A	9.882	184	12/31/2007	N/A	9.842	29
12/31/2008	9.882	6.079	316	12/31/2008	9.842	6.018	155
12/31/2009	6.079	7.514	623	12/31/2009	6.018	7.394	95
12/31/2010	7.514	8.489	1117	12/31/2010	7.394	8.304	90
12/31/2011	8.489	8.502	1998	12/31/2011	8.304	8.267	167
12/31/2012	8.502	9.675	3657	12/31/2012	8.267	9.351	253
12/31/2013	9.675	12.561	4673	12/31/2013	9.351	12.068	279
12/31/2014	12.561	14.011	4446	12/31/2014	12.068	13.381	223
12/31/2015	14.011	13.949	4065	12/31/2015	13.381	13.240	328
AZL Schroder Emerging Markets Equity Fund
12/31/2007	N/A	13.455	392	12/31/2007	N/A	13.321	107
12/31/2008	13.455	6.384	584	12/31/2008	13.321	6.282	146
12/31/2009	6.384	10.813	153	12/31/2009	6.282	10.577	80
12/31/2010	10.813	11.985	605	12/31/2010	10.577	11.654	109
12/31/2011	11.985	9.778	1179	12/31/2011	11.654	9.450	109
12/31/2012	9.778	11.670	1152	12/31/2012	9.450	11.211	105
12/31/2013	11.670	11.266	911	12/31/2013	11.211	10.758	102
12/31/2014	11.266	10.530	703	12/31/2014	10.758	9.995	93
12/31/2015	10.530	9.045	629	12/31/2015	9.995	8.535	85
AZL Small Cap Stock Index Fund
12/31/2007	N/A	9.329	122	12/31/2007	N/A	9.292	14
12/31/2008	9.329	6.353	177	12/31/2008	9.292	6.289	17
12/31/2009	6.353	7.821	70	12/31/2009	6.289	7.696	9
12/31/2010	7.821	9.678	280	12/31/2010	7.696	9.467	17
12/31/2011	9.678	9.571	547	12/31/2011	9.467	9.307	33
12/31/2012	9.571	10.930	910	12/31/2012	9.307	10.564	53
12/31/2013	10.930	15.156	635	12/31/2013	10.564	14.561	40
12/31/2014	15.156	15.727	574	12/31/2014	14.561	15.019	37
12/31/2015	15.727	15.122	453	12/31/2015	15.019	14.355	44
AZL T. Rowe Price Capital Appreciation Fund
12/31/2007	N/A	13.555	259	12/31/2007	N/A	13.062	98
12/31/2008	13.555	7.952	394	12/31/2008	13.062	7.618	93
12/31/2009	7.952	10.338	219	12/31/2009	7.618	9.843	87
12/31/2010	10.338	11.422	782	12/31/2010	9.843	10.811	76
12/31/2011	11.422	10.791	1358	12/31/2011	10.811	10.152	88
12/31/2012	10.791	11.951	1785	12/31/2012	10.152	11.176	114
12/31/2013	11.951	15.314	1977	12/31/2013	11.176	14.235	95
12/31/2014	15.314	16.879	1724	12/31/2014	14.235	15.596	84
12/31/2015	16.879	17.487	1476	12/31/2015	15.596	16.062	89
BlackRock Global Allocation V.I. Fund
12/31/2008	N/A	7.919	152	12/31/2008	N/A	7.888	110
12/31/2009	7.919	9.443	3219	12/31/2009	7.888	9.349	641
12/31/2010	9.443	10.220	25882	12/31/2010	9.349	10.058	2193
12/31/2011	10.220	9.712	53597	12/31/2011	10.058	9.500	3345
12/31/2012	9.712	10.530	58815	12/31/2012	9.500	10.239	3444
12/31/2013	10.530	11.881	57252	12/31/2013	10.239	11.483	2994
12/31/2014	11.881	11.942	53435	12/31/2014	11.483	11.473	2624
12/31/2015	11.942	11.658	47737	12/31/2015	11.473	11.134	2355

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
89

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Davis VA Financial Portfolio
12/31/2007	N/A	15.832	42	12/31/2007	N/A	15.097	11
12/31/2008	15.832	8.373	79	12/31/2008	15.097	7.937	19
12/31/2009	8.373	11.657	33	12/31/2009	7.937	10.983	15
12/31/2010	11.657	12.771	22	12/31/2010	10.983	11.961	7
12/31/2011	12.771	11.592	17	12/31/2011	11.961	10.792	6
12/31/2012	11.592	13.582	13	12/31/2012	10.792	12.568	7
12/31/2013	13.582	17.580	12	12/31/2013	12.568	16.170	19
12/31/2014	17.580	19.562	10	12/31/2014	16.170	17.887	18
12/31/2015	19.562	19.677	9	12/31/2015	17.887	17.884	18
Fidelity VIP FundsManager 50% Portfolio
12/31/2011	N/A	10.780	672	12/31/2011	N/A	10.416	34
12/31/2012	10.780	11.705	872	12/31/2012	10.416	11.242	44
12/31/2013	11.705	13.235	855	12/31/2013	11.242	12.635	53
12/31/2014	13.235	13.697	851	12/31/2014	12.635	12.998	48
12/31/2015	13.697	13.504	707	12/31/2015	12.998	12.739	46
Fidelity VIP FundsManager 60% Portfolio
12/31/2011	N/A	9.691	1620	12/31/2011	N/A	9.440	103
12/31/2012	9.691	10.651	2209	12/31/2012	9.440	10.313	122
12/31/2013	10.651	12.434	2849	12/31/2013	10.313	11.969	145
12/31/2014	12.434	12.906	2635	12/31/2014	11.969	12.349	113
12/31/2015	12.906	12.761	2428	12/31/2015	12.349	12.137	106
Franklin Founding Funds Allocation VIP Fund
12/31/2007	N/A	9.246	450	12/31/2007	N/A	9.219	39
12/31/2008	9.246	5.847	589	12/31/2008	9.219	5.795	175
12/31/2009	5.847	7.510	259	12/31/2009	5.795	7.398	33
12/31/2010	7.510	8.165	437	12/31/2010	7.398	7.995	144
12/31/2011	8.165	7.927	598	12/31/2011	7.995	7.716	107
12/31/2012	7.927	9.015	535	12/31/2012	7.716	8.722	103
12/31/2013	9.015	11.003	394	12/31/2013	8.722	10.582	91
12/31/2014	11.003	11.159	280	12/31/2014	10.582	10.668	79
12/31/2015	11.159	10.320	262	12/31/2015	10.668	9.807	74
Franklin High Income VIP Fund
12/31/2007	N/A	25.387	62	12/31/2007	N/A	22.658	18
12/31/2008	25.387	19.180	61	12/31/2008	22.658	17.016	17
12/31/2009	19.180	26.989	161	12/31/2009	17.016	23.801	26
12/31/2010	26.989	30.142	857	12/31/2010	23.801	26.423	89
12/31/2011	30.142	31.080	1299	12/31/2011	26.423	27.082	114
12/31/2012	31.080	35.414	1218	12/31/2012	27.082	30.673	110
12/31/2013	35.414	37.655	1157	12/31/2013	30.673	32.419	91
12/31/2014	37.655	37.123	1125	12/31/2014	32.419	31.769	85
12/31/2015	37.123	33.267	1110	12/31/2015	31.769	28.299	81
Franklin Income VIP Fund
12/31/2007	N/A	48.490	437	12/31/2007	N/A	43.279	97
12/31/2008	48.490	33.635	450	12/31/2008	43.279	29.840	65
12/31/2009	33.635	44.972	73	12/31/2009	29.840	39.660	15
12/31/2010	44.972	49.967	81	12/31/2010	39.660	43.801	13
12/31/2011	49.967	50.449	608	12/31/2011	43.801	43.959	27
12/31/2012	50.449	56.037	2293	12/31/2012	43.959	48.535	110
12/31/2013	56.037	62.962	2938	12/31/2013	48.535	54.206	119
12/31/2014	62.962	64.952	3086	12/31/2014	54.206	55.586	145
12/31/2015	64.952	59.531	2788	12/31/2015	55.586	50.641	113

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
90

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Mutual Shares VIP Fund
12/31/2007	N/A	24.148	677	12/31/2007	N/A	22.584	182
12/31/2008	24.148	14.975	744	12/31/2008	22.584	13.922	140
12/31/2009	14.975	18.614	116	12/31/2009	13.922	17.201	30
12/31/2010	18.614	20.410	316	12/31/2010	17.201	18.747	32
12/31/2011	20.410	19.917	691	12/31/2011	18.747	18.186	56
12/31/2012	19.917	22.436	1090	12/31/2012	18.186	20.362	94
12/31/2013	22.436	28.376	1258	12/31/2013	20.362	25.600	75
12/31/2014	28.376	29.974	1115	12/31/2014	25.600	26.880	64
12/31/2015	29.974	28.099	939	12/31/2015	26.880	25.047	49
Franklin U.S. Government Securities VIP Fund
12/31/2007	N/A	26.205	33	12/31/2007	N/A	23.408	12
12/31/2008	26.205	27.800	57	12/31/2008	23.408	24.684	38
12/31/2009	27.800	28.262	84	12/31/2009	24.684	24.944	18
12/31/2010	28.262	29.342	490	12/31/2010	24.944	25.742	78
12/31/2011	29.342	30.578	1207	12/31/2011	25.742	26.666	119
12/31/2012	30.578	30.720	1566	12/31/2012	26.666	26.629	177
12/31/2013	30.720	29.615	1740	12/31/2013	26.629	25.517	151
12/31/2014	29.615	30.191	1790	12/31/2014	25.517	25.858	135
12/31/2015	30.191	29.913	1837	12/31/2015	25.858	25.466	129
JPMorgan Insurance Trust Core Bond Portfolio
12/31/2014	N/A	13.501	39	12/31/2014	N/A	12.839	0
12/31/2015	13.501	13.429	252	12/31/2015	12.839	12.694	28
MFS VIT Total Return Bond Portfolio
12/31/2014	N/A	17.752	116	12/31/2014	N/A	16.254	75
12/31/2015	17.752	17.404	246	12/31/2015	16.254	15.840	59
PIMCO VIT All Asset Portfolio
12/31/2007	N/A	12.953	73	12/31/2007	N/A	12.670	8
12/31/2008	12.953	10.749	91	12/31/2008	12.670	10.451	30
12/31/2009	10.749	12.886	470	12/31/2009	10.451	12.455	47
12/31/2010	12.886	14.370	3073	12/31/2010	12.455	13.806	282
12/31/2011	14.370	14.448	5712	12/31/2011	13.806	13.798	375
12/31/2012	14.448	16.375	8859	12/31/2012	13.798	15.544	626
12/31/2013	16.375	16.192	9108	12/31/2013	15.544	15.278	498
12/31/2014	16.192	16.042	8033	12/31/2014	15.278	15.047	387
12/31/2015	16.042	14.397	6840	12/31/2015	15.047	13.423	324
PIMCO VIT CommodityRealReturn Strategy Portfolio
12/31/2007	N/A	12.816	100	12/31/2007	N/A	12.612	14
12/31/2008	12.816	7.103	216	12/31/2008	12.612	6.948	59
12/31/2009	7.103	9.913	118	12/31/2009	6.948	9.639	44
12/31/2010	9.913	12.173	458	12/31/2010	9.639	11.765	99
12/31/2011	12.173	11.097	1032	12/31/2011	11.765	10.661	159
12/31/2012	11.097	11.531	1018	12/31/2012	10.661	11.012	141
12/31/2013	11.531	9.700	943	12/31/2013	11.012	9.207	115
12/31/2014	9.700	7.802	712	12/31/2014	9.207	7.362	93
12/31/2015	7.802	5.716	702	12/31/2015	7.362	5.361	85

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
91

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Emerging Markets Bond Portfolio
12/31/2007	N/A	12.287	67	12/31/2007	N/A	12.091	30
12/31/2008	12.287	10.347	73	12/31/2008	12.091	10.122	27
12/31/2009	10.347	13.324	300	12/31/2009	10.122	12.956	61
12/31/2010	13.324	14.738	2224	12/31/2010	12.956	14.245	275
12/31/2011	14.738	15.454	3367	12/31/2011	14.245	14.847	297
12/31/2012	15.454	17.966	3265	12/31/2012	14.847	17.157	269
12/31/2013	17.966	16.482	3318	12/31/2013	17.157	15.645	247
12/31/2014	16.482	16.500	3111	12/31/2014	15.645	15.569	198
12/31/2015	16.500	15.905	3406	12/31/2015	15.569	14.918	174
PIMCO VIT Global Advantage Strategy Bond Portfolio
12/31/2011	N/A	9.814	896	12/31/2011	N/A	9.774	55
12/31/2012	9.814	10.276	2190	12/31/2012	9.774	10.173	139
12/31/2013	10.276	9.814	2941	12/31/2013	10.173	9.658	170
12/31/2014	9.814	9.533	3065	12/31/2014	9.658	9.325	173
12/31/2015	9.533	8.928	3278	12/31/2015	9.325	8.860	176
PIMCO VIT Global Bond Portfolio (Unhedged)
12/31/2007	N/A	10.440	102	12/31/2007	N/A	10.274	48
12/31/2008	10.440	10.208	143	12/31/2008	10.274	9.985	61
12/31/2009	10.208	11.763	171	12/31/2009	9.985	11.438	85
12/31/2010	11.763	12.952	1154	12/31/2010	11.438	12.519	151
12/31/2011	12.952	13.740	1692	12/31/2011	12.519	13.201	180
12/31/2012	13.740	14.489	1638	12/31/2012	13.201	13.837	158
12/31/2013	14.489	13.077	1769	12/31/2013	13.837	12.413	154
12/31/2014	13.077	13.187	1692	12/31/2014	12.413	12.443	149
12/31/2015	13.187	12.479	1599	12/31/2015	12.443	11.705	130
PIMCO VIT Global Dividend Portfolio
12/31/2010	N/A	10.337	39	12/31/2010	N/A	10.295	2
12/31/2011	10.337	9.713	1369	12/31/2011	10.295	9.616	102
12/31/2012	9.713	10.513	1377	12/31/2012	9.616	10.345	112
12/31/2013	10.513	12.357	1190	12/31/2013	10.345	12.087	82
12/31/2014	12.357	12.295	1053	12/31/2014	12.087	11.955	67
12/31/2015	12.295	11.031	908	12/31/2015	11.955	10.662	64
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
12/31/2009	N/A	10.011	325	12/31/2009	N/A	9.999	72
12/31/2010	10.011	10.992	4428	12/31/2010	9.999	10.914	407
12/31/2011	10.992	10.652	9440	12/31/2011	10.914	10.513	651
12/31/2012	10.652	11.435	10795	12/31/2012	10.513	11.218	633
12/31/2013	11.435	10.389	10089	12/31/2013	11.218	10.131	554
12/31/2014	10.389	10.726	8569	12/31/2014	10.131	10.397	396
12/31/2015	10.726	10.562	7586	12/31/2015	10.397	10.176	355
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
12/31/2012	N/A	10.237	1636	12/31/2012	N/A	10.196	66
12/31/2013	10.237	9.477	3124	12/31/2013	10.196	9.382	113
12/31/2014	9.477	9.802	2720	12/31/2014	9.382	9.646	82
12/31/2015	9.802	9.563	2614	12/31/2015	9.646	9.355	87
PIMCO VIT High Yield Portfolio
12/31/2007	N/A	14.297	57	12/31/2007	N/A	13.634	13
12/31/2008	14.297	10.779	61	12/31/2008	13.634	10.217	19
12/31/2009	10.779	14.927	383	12/31/2009	10.217	14.064	36
12/31/2010	14.927	16.855	1929	12/31/2010	14.064	15.785	177
12/31/2011	16.855	17.180	4387	12/31/2011	15.785	15.994	301
12/31/2012	17.180	19.367	8351	12/31/2012	15.994	17.922	488
12/31/2013	19.367	20.195	10693	12/31/2013	17.922	18.576	613
12/31/2014	20.195	20.581	10547	12/31/2014	18.576	18.818	562
12/31/2015	20.581	19.961	10596	12/31/2015	18.818	18.142	452

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
92

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Real Return Portfolio
12/31/2007	N/A	12.324	78	12/31/2007	N/A	11.983	17
12/31/2008	12.324	11.295	140	12/31/2008	11.983	10.917	83
12/31/2009	11.295	13.187	293	12/31/2009	10.917	12.669	121
12/31/2010	13.187	14.058	1884	12/31/2010	12.669	13.425	336
12/31/2011	14.058	15.482	4419	12/31/2011	13.425	14.697	659
12/31/2012	15.482	16.603	7847	12/31/2012	14.697	15.667	729
12/31/2013	16.603	14.863	7946	12/31/2013	15.667	13.941	613
12/31/2014	14.863	15.111	7682	12/31/2014	13.941	14.088	510
12/31/2015	15.111	14.498	7434	12/31/2015	14.088	13.436	431
PIMCO VIT Total Return Portfolio
12/31/2007	N/A	14.986	208	12/31/2007	N/A	14.29	24
12/31/2008	14.986	15.486	263	12/31/2008	14.290	14.679	90
12/31/2009	15.486	17.420	620	12/31/2009	14.679	16.413	168
12/31/2010	17.420	18.572	4986	12/31/2010	16.413	17.393	574
12/31/2011	18.572	18.976	9053	12/31/2011	17.393	17.666	887
12/31/2012	18.976	20.507	14200	12/31/2012	17.666	18.977	997
12/31/2013	20.507	19.825	15351	12/31/2013	18.977	18.236	929
12/31/2014	19.825	20.387	14209	12/31/2014	18.236	18.640	845
12/31/2015	20.387	20.194	13664	12/31/2015	18.640	18.354	733
PIMCO VIT Unconstrained Bond Portfolio
12/31/2011	N/A	9.802	1254	12/31/2011	N/A	9.763	41
12/31/2012	9.802	10.414	3929	12/31/2012	9.763	10.310	115
12/31/2013	10.414	10.154	6945	12/31/2013	10.310	9.993	145
12/31/2014	10.154	10.318	7429	12/31/2014	9.993	10.093	157
12/31/2015	10.318	10.003	6624	12/31/2015	10.093	9.726	154
RCM Dynamic Multi-Asset Plus VIT Portfolio
12/31/2015	N/A	9.201	93	12/31/2015	N/A	9.163	8
Templeton Global Bond VIP Fund
12/31/2007	N/A	32.376	113	12/31/2007	N/A	29.016	13
12/31/2008	32.376	33.906	120	12/31/2008	29.016	30.205	18
12/31/2009	33.906	39.681	193	12/31/2009	30.205	35.138	27
12/31/2010	39.681	44.783	1208	12/31/2010	35.138	39.418	169
12/31/2011	44.783	43.777	3004	12/31/2011	39.418	38.303	304
12/31/2012	43.777	49.669	4617	12/31/2012	38.303	43.196	371
12/31/2013	49.669	49.776	5715	12/31/2013	43.196	43.031	351
12/31/2014	49.776	49.984	5829	12/31/2014	43.031	42.952	298
12/31/2015	49.984	47.167	5808	12/31/2015	42.952	40.289	266
Templeton Growth VIP Fund
12/31/2007	N/A	29.538	482	12/31/2007	N/A	27.19	71
12/31/2008	29.538	16.799	542	12/31/2008	27.190	15.371	76
12/31/2009	16.799	21.718	113	12/31/2009	15.371	19.753	12
12/31/2010	21.718	23.000	214	12/31/2010	19.753	20.793	17
12/31/2011	23.000	21.099	510	12/31/2011	20.793	18.961	39
12/31/2012	21.099	25.187	782	12/31/2012	18.961	22.498	43
12/31/2013	25.187	32.491	926	12/31/2013	22.498	28.849	52
12/31/2014	32.491	31.138	864	12/31/2014	28.849	27.482	40
12/31/2015	31.138	28.713	704	12/31/2015	27.482	25.190	32

Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
93

APPENDIX C – EFFECTS OF PARTIAL WITHDRAWALS AND LIFETIME PAYMENTS ON THE VALUES AVAILABLE UNDER THE CONTRACT

These calculations show the effects of partial withdrawals and lifetime payments on the Contract's values. All fractional numbers in these examples have been rounded up to the next whole number.
Partial withdrawals (including Partial Annuitizations and withdrawal charges, but not amounts we withdraw for other Contract charges) reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn.
The following example shows the effect on the available guaranteed values assuming a Contract with a $90,000 initial Purchase Payment and a $5,000 free partial withdrawal (before beginning any Lifetime Plus Payments or Income Focus Payments) when the Contract Value and Rider Anniversary Value are $100,000, Benefit Base is $104,040, and Quarterly Anniversary Value is $102,000.
Partial Withdrawal	Contract Value		Total Income Value (Income Focus) and Traditional Death Benefit Value		Benefit Base (Income Protector)		Rider Anniversary Value (Investment Protector)		Quarterly Anniversary Value (Quarterly Value Death Benefit)
Prior to withdrawal		$100,000	$90,000		$104,040		$100,000		$102,000
$5,000 withdrawal			–[($5,000/ 100,000) x 114,000)		–[($5,000/ 100,000) x 114,000)		–[($5,000/ 100,000) x 114,000)		–[	($5,000/100,000)
			x 90,000	)]	x 104,040	)]	x 100,000	)]	X 102,000	)]
	$	– 5,000	=– $4,500		=– $5,202		=– $5,000		=– $5,100
After withdrawal		$95,000	$85,500		$98,838		$95,000		$96,900
Lifetime Plus Payments under Income Protector and Income Focus Payments under Income Focus reduce the Contract Value on a dollar for dollar basis and reduce other benefits guaranteed values by the percentage of Contract Value withdrawn. However, Lifetime Plus Payments do not reduce the Benefit Base and Income Focus Payments do not reduce Income Values.
The following example shows the effect of taking the annual maximum payment on your Contract under Income Protector or Income Focus if you are the sole Covered Person. For Income Protector, assume you begin payments at age 62 when the Contract Value is $97,000 , the Benefit Base is $120,000, and the annual maximum Lifetime Plus Payment is $4,800 (4% of the $120,000 Benefit Base). For Income Focus, assume you begin payments when your Income Value Percentage is 6.25% and the annual maximum Income Focus Payment is $5,344 (6.25% of the $85,500 Income Value).
Lifetime Plus Payment	Contract Value		Traditional Death Benefit Value		Benefit Base	Income Focus Payment	Contract Value		Traditional Death Benefit Value		Income Value
Before payment		$97,000	$85,500		$120,000	Before payment		$97,000	$85,500		$85,500
$4,800 payment			–[	($4,800/97,000)		$5,344 payment			–[	($5,344/97,000)
			x 85,500)] =						x 85,500)] =
	$	– 4,800	$ – 4,231		no change		$	– 5,344	$ – 4,710		no change
After payment		$92,200	$81,269		$120,000	After payment		$91,656	$80,790		$85,500
An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum lifetime payment. Partial Excess Withdrawals (including withdrawal charges, but not amounts we withdraw for other Contract charges) immediately reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn. Partial Excess Withdrawals also reduce the annual maximum Lifetime Plus Payment or annual maximum Income Focus Payment on the next Benefit Anniversary.
Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
94

Continuing from the annual maximum payment example, assume you take a $5,000 partial Excess Withdrawal later in the first Benefit Year when the Contract Value is $92,000.
Excess Withdrawal	Contract Value		Traditional Death Benefit Value		Benefit Base		Next anniverary's annual maximum Lifetime Plus Payment		Income Value		Next anniverary's annual maximum Income Focus Payment
Prior to withdrawal		$92,000	$81,269		$120,000		$4,800		$85,500		$5,344
$5,000 withdrawal			–[	($5,000/92,000)	–[	($5,000/92,000)	–[	($5,000/92,000)	–[	($5,000/92,000)	–[	($5,000/92,000)
			x 81,269	)]	x 120,000	)]	x 4,800	)]	x 85,500		x 5,344	)]
	$	– 5,000	=– $4,417		=– $6,522		=– $261		=– $4,647		=– $290
After withdrawal		$87,000	$76,852		$113,478		$4,539		$80,853		$5,054

APPENDIX D – LIFETIME BENEFITS

Version A Contracts that were issued on or prior to April 29, 2011 offered three different Lifetime Benefits. Lifetime Plus Benefit was available from May 1, 2007 through January 23 , 2009. Lifetime Plus II Benefit was available from November 12, 2007 through March 31, 2009. Lifetime Plus 10 Benefit was available from July 17, 2008 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.
Optional Lifetime Benefits	Contract Version	Available Dates	Current Additional M&E Charge(1) (as a percentage of each Investment Options' net asset value)		Maximum Additional M&E Charge(1) (as a percentage of each Investment Options' net asset value)
			No qualifying event, or declined charge increase(2)	Had a qualifying event and accepted increase(2)
Lifetime Plus Benefit(3)	A	5/1/2007 - 1/23/2009
Single Lifetime Plus Payments			0.70%	1.20%	1.50%(4)
Joint Lifetime Plus Payments			0.85%	1.35%	1.65%(5)
Lifetime Plus II Benefit Lifetime Plus 10 Benefit	A A	1/26/2009 - 3/31/2009 1/26/2009 - 3/31/2009
Single Lifetime Plus Payments			0.95%	1.20%	1.60%(4)
Joint Lifetime Plus Payments			1.10%	1.35%	1.75%(5)
Lifetime Plus II Benefit Lifetime Plus 10 Benefit	A A	11/12/2007 - 1/23/2009 7/17/2008 - 1/23/2009
Single Lifetime Plus Payments			0.80%(6)	1.20%(8)	1.60%(5)
Joint Lifetime Plus Payments			0.95%(7)	1.35%(9)	1.75%(6)
(1)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.
(2)	For Contracts issued in Nevada, the additional M&E charge is 0.70% for single payments and 0.85% for joint payments and this charge will not change. In all other states, a qualifying event is the reset of a Lifetime Benefit's Annual Increase, or an automatic annual Lifetime Plus Payment increase, that occurred on or after April 29, 2013. If you have had an annual payment increase, your additional M&E charge does not change until the next fifth Benefit Anniversary. If you have had a qualifying event, you can decline this increase to the additional M&E charge as discussed in this appendix.
(3)	From January 26, 2009 until March 31, 2009, this benefit was only available in Nevada and it did not include the Cumulative Withdrawal Benefit.
(4)	This is the maximum charge we could impose if you remove a Covered Person or have a qualifying event.
(5)	This is the maximum charge we could impose if you have a qualifying event.
(6)	On the Benefit Date, the M&E charge reduces to 0.70% and the maximum M&E charge reduces to 1.50%.
(7)	On the Benefit Date, the M&E charge reduces to 0.85% and the maximum M&E charge reduces to 1.65%.
(8)	On the Benefit Date, the M&E charge reduces to 1.10% and the maximum M&E charge reduces to 1.50%.
(9)	On the Benefit Date, the M&E charge reduces to 1.25% and the maximum M&E charge reduces to 1.65%.
Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
95

Except as specified in this appendix, the same terms and conditions apply to each Lifetime Benefit. We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If all Covered Persons die or are removed from the Contract before Lifetime Plus Payments begin, your Lifetime Benefit ends and payments are not available to you. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. You can begin payments immediately if the Covered Person(s) meet the minimum exercise age requirement (see "Requesting Lifetime Plus Payments"). You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) can increase, but it cannot decrease unless you take an Excess Withdrawal.
There are several important points to note about Lifetime Benefits.
•	If you do not begin receiving Lifetime Plus Payments during the eligibility period, your benefit ends and you will have paid for the benefit without receiving any of its advantages.
•	Joint Lifetime Plus Payments are not available under Lifetime Plus Benefit or Lifetime Plus II Benefit if there is more than a 40-year age difference between spouses. Joint Lifetime Plus Payments are not available under Lifetime Plus 10 Benefit if there is more than a 25-year age difference between spouses.
•	Lifetime Benefits do not create Contract Value or guarantee the performance of any Investment Option.
•	If you have the No Withdrawal Charge Option, you can only remove a Lifetime Benefit as discussed under "Removing a Lifetime Benefit."
•	We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit's guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.
•	If your Lifetime Benefit includes the Cumulative Withdrawal Benefit(1) and you take less than the annual maximum Lifetime Plus Payment, you may not receive an annual payment increase. Allocations to the Cumulative Withdrawal Benefit (the difference between your annual maximum Lifetime Plus Payment and the annual actual Lifetime Plus Payment you receive) do not earn interest or participate in your selected Investment Options' performance, and are not available to your Beneficiaries(2) upon death. (See the "Cumulative Withdrawal Benefit" discussion later in this appendix.)
(1)	The Cumulative Withdrawal Benefit was not available in Nevada.
(2)	If you selected joint Lifetime Plus Payments and the surviving spouse who is also the joint Covered Person continues the Contract, the Cumulative Withdrawal Value is available to your spouse.
NOTE:

•	For the flexible rebalancing program: The program is not available while your Lifetime Benefit is in effect. However, you can participate in the flexible rebalancing program after the rider termination date if you remove a Lifetime Benefit from your Contract.

•	For partial withdrawals: You cannot take a partial withdrawal from specific Investment Options if you have a Lifetime Benefit.

REMOVING A LIFETIME BENEFIT
You can remove a Lifetime Benefit from your Contract before Lifetime Plus Payments begin. If you have the No Withdrawal Charge Option, you can only remove a Lifetime Benefit if you simultaneously replace it with Investment Protector (see section 11, Selection of Optional Benefits – Replacing Optional Benefits).
You can remove a Lifetime Benefit by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Lifetime Benefit's additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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Although you cannot remove a Lifetime Benefit on or after the Benefit Date, you can end your selected benefit by:
•	taking an Excess Withdrawal of the total Contract Value (your Contract Value must be greater than the Cumulative Withdrawal Value*); or
•	requesting a Full Annuitization.
*	The Cumulative Withdrawal Benefit was not available in Nevada.
COVERED PERSON(S)
We base Lifetime Plus Payments on the lives of the Covered Person(s). Their ages determined availability of the benefit, when lifetime payments can begin and the Lifetime Plus Payment percentage. When you selected a benefit, you chose whether you wanted payments based on your life (single Lifetime Plus Payments), or the lifetime of you and your spouse (joint Lifetime Plus Payments). However, joint Lifetime Plus Payments are not available under Lifetime Plus Benefit or Lifetime Plus II Benefit if there is more than a 40-year age difference between spouses; and joint Lifetime Plus Payments are not available under Lifetime Plus 10 Benefit if there is more than a 25-year age difference between spouses. Based on your payment selection, we determine the Covered Persons as follows.
For single Lifetime Plus Payments and:
•	solely owned Contracts, the Covered Person is the Owner.
•	jointly owned Contracts, you can choose which Owner is the Covered Person.
•	Contracts owned by a non-individual, the Covered Person is the Annuitant.
For joint Lifetime Plus Payments, Covered Persons must be spouses and:
•	Non-Qualified Contracts:
–	spouses must be Joint Owners; or
–	one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.
•	Qualified Contracts:
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
–	if the owner is a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary; or
–	if the owner is a non-individual and we require the non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary.
You cannot add or replace a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. We process your request on the Contract Anniversary* (or Benefit Anniversary) that occurs immediately after we receive your request in Good Order at our Service Center. Removing a joint Covered Person does not change Lifetime Plus Payments, but it may change your M&E charge. For Contracts issued in Nevada, if you remove a joint Covered Person we change your additional M&E charge to 0.70% for Lifetime Plus Benefit with single Lifetime Plus Payments. For Contracts issued in all other states, if you remove a joint Covered Person we reserve the right to declare a new additional M&E charge. Any new additional M&E charge cannot be greater than the maximum for your Lifetime Benefit with single Lifetime Plus Payments stated at the beginning of this appendix. If we change the additional M&E charge, we adjust the number of accumulation units so that the Contract Value on the anniversary that we process your request remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.
Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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Once we remove a Covered Person, he or she cannot be reinstated.
NOTE:

•	Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person no longer has the required relationship stated here, he or she is removed from the Contract as a Covered Person. If we remove all Covered Persons from the Contract, your Lifetime Benefit and any Lifetime Plus Payments end.
•	For non-spouse Joint Owners with single Lifetime Plus Payments: If you are no longer spouses on the date of an Owner's death and the Contract Value is positive, we pay the death benefit to the Beneficiary and the Lifetime Benefit and any Lifetime Plus Payments end. This means Lifetime Plus Payments are no longer available even if a Covered Person is still alive.
•	Joint Covered Persons must continue to qualify as spouses under federal law while your benefit is in effect. Until then, if at any time joint Covered Persons are no longer spouses, you must send us written notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or remove a former spouse from the Contract as a Covered Person and also as an Owner, Joint Owner or Annuitant. At this time, we may change the additional M&E charge for your Lifetime Benefit as discussed in this appendix. However, any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. When we receive notification of an Owner's death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any Lifetime Plus Payments and the Contract all end.

•	For Contracts issued to civil union partners in New Jersey: We allow civil union partners to be Joint Owners and/or joint Covered Persons. However, civil union partners are treated differently from persons who are recognized as spouses under the federal tax law and this affects how long Lifetime Plus Payments continue. Upon the death of one federally recognized spouse, the survivor can continue the Contract and lifetime payments also continue if the survivor is a Covered Person. This type of continuation is generally not allowed for a surviving civil union partner under the federal tax law with the following exception. If the Contract Value reduces to zero before the one year anniversary of the first civil union partner's death, Lifetime Plus Payments can continue if the survivor is a Covered Person and the survivor chooses not to take the death benefit. If instead the Contract Value is positive at this time, or if the survivor chooses to take the death benefit, Lifetime Plus Payments end.

LIFETIME PLUS PAYMENT OVERVIEW
We base your initial Lifetime Plus Payment on the Benefit Base and payment percentage. When payments begin (on the Benefit Date), the Benefit Base is the greater of:
•	Contract Value as of the end of the last Business Day before the Benefit Date,
•	Quarterly Anniversary Value, or
•	for Lifetime Plus Benefit, an annual 5% compounded interest applied to Purchase Payments adjusted for withdrawals for up to ten years. Each Contract Anniversary before the older Covered Person's 81st birthday you can reset the compounded interest to equal the Contract Value, if greater (5% Annual Increase). The 5% Annual increase is subject to a maximum of two times Purchase Payments adjusted for withdrawals received ten years ago (Enhanced 10-Year Value).
•	for Lifetime Plus II Benefit, the Highest Annual Increase, which is the greatest of all the Enhanced 5% Annual Increases. The Enhanced 5% Annual Increase is similar to Lifetime Plus Benefit's 5% Annual Increase, the only difference is that annual resets are automatic and establish a new Enhanced 5% Annual Increase and Enhanced 10-Year Value.
•	for Lifetime Plus 10 Benefit, a quarterly simple interest of 2.5% applied to Purchase Payments adjusted for withdrawals for up to 20 years. Each quarter we reset the simple interest to equal the Contract Value, if greater (10% Annual Increase).
Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
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We determine your payment percentage by using the Lifetime Plus Payment Table for your selected benefit. We established your Contract's Lifetime Plus Payment Table on the rider effective date and we cannot change it.
Lifetime Plus Payment Table for Lifetime Plus Benefit or Lifetime Plus II Benefit
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage (or annual Lifetime Plus Payment percentage for Contracts issued in Nevada)
50 - 59	4%
60 - 69	5%
70 - 79	6%
80+	7%

Lifetime Plus Payment Table for Lifetime Plus 10 Benefit
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
65 - 79	5%
80+	6%
In all states except Nevada, the annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take less. In Nevada you cannot choose to take less than the annual Lifetime Plus Payment. Your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) may increase based on the Covered Person's age and/or if the Contract Value increases. However, your payment does not increase annually just as a result of the Covered Person moving into a new age band; the result of the current Contract Value multiplied by the increased payment percentage must be greater than your current annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) for your payment to increase. For more information, see the "Automatic Annual Lifetime Plus Payment Increases."
BENEFIT BASE
The Benefit Base determines your initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada). The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment for Contracts issued in Nevada).
On the rider effective date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greatest of:
•	the Quarterly Anniversary Value,
•	for Lifetime Plus Benefit, the 5% Annual Increase (including the Enhanced 10-Year Value),
•	for Lifetime Plus II Benefit, the Highest Annual Increase (including the Enhanced 5% Annual Increase and the Enhanced 10-Year Value), or
•	for Lifetime Plus 10 Benefit, the 10% Annual Increase.
On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day and increase your Benefit Base to equal this Contract Value if it is greater.
Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
99

On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada). Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.
•	If we increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.
•	If we increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) because the current payment percentage multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 60-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 ($4,000 = 4% x $100,000). On the next Benefit Anniversary, if the payment percentage increases to 5% based on the Covered Person's age, at 5% the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $80,020 ($80,020 x 5% = $4,001). The Benefit Base of $100,000 would then reduce to equal the $80,020 Contract Value.
NOTE: For Bonus Option Contracts, bonus amounts are not included in the parts of the Quarterly Anniversary Value, 5% Annual Increase, Enhanced 5% Annual Increase, Enhanced 10-Year Value or 10% Annual Increase that are based on Purchase Payments, and are also not included in the parts of these values that are based on Contract Value until they are vested.

QUARTERLY ANNIVERSARY VALUE
While your Lifetime Benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.
If the rider effective date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.
LIFETIME PLUS BENEFIT AND LIFETIME PLUS II BENEFIT VALUE DIFFERENCES
The primary difference between the benefit values provided by the Lifetime Plus Benefit and Lifetime Plus II Benefit is the reset feature. Resets occur on Contract Anniversaries and lock in any Contract Value increases to the values provided by the 5% Annual Increase, Enhanced 5% Annual Increase and Enhanced 10-Year Value. Resets under Lifetime Plus Benefit are manual (you must request them), are only available before age 81, and replace the prior 5% Annual Increase and Enhanced 10-Year Value. Resets under Lifetime Plus II Benefit are automatic, can occur until age 90, and do not replace prior values; each automatic reset establishes both a new Enhanced 5% Annual Increase and Enhanced 10-Year Value. Other than that, the calculation for the 5% Annual Increase and Enhanced 5% Annual Increase is the same. The Highest Annual Increase under the Lifetime Plus II Benefit is the greatest of all the Enhanced 5% Annual Increases.
5% ANNUAL INCREASE AND ENHANCED 5% ANNUAL INCREASE
While your Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect, we only calculate the 5% Annual Increase or Enhanced 5% Annual Increase (the annual increases) before the Benefit Date.
If the rider effective date is the Issue Date, the annual increases are initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the annual increases are initially equal to the Contract Value at the end of the prior Business Day.
Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
100

At the end of each Business Day before the tenth Rider Anniversary (or tenth reset anniversary), we adjust each annual increase as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
On the first Rider Anniversary (or first reset anniversary), each annual increase is equal to:
b + (1.05 x (a – b))
Where:
a = The annual increase at the end of the prior Business Day; and
b = Purchase Payments* received during the last Contract Year. If the rider effective date is the Issue Date and there has not been a reset, we exclude from "b" any Purchase Payments received within 90 days of the Issue Date.
On the second through ninth Rider Anniversaries (or second through ninth reset anniversaries), each annual increase is equal to:
d + [1.05 x ((c – d) + (0.05 x e)]
Where:
c = The annual increase at the end of the prior Business Day;
d = Purchase Payments* received during the last Contract Year; and
e = Purchase Payments* received during the Contract Year that began two years ago. If the rider effective date is the Issue Date and there has not been a reset, we exclude from "e" any Purchase Payments received within 90 days of the Issue Date.
*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
On each Business Day on or after the tenth Rider Anniversary (or tenth reset anniversary), each annual increase is equal to the Enhanced 10-Year Value established on the same date.
NOTE: To receive the maximum benefit, you must wait to begin Lifetime Plus Payments until the 11th Contract Anniversary after we receive your last Purchase Payment, or the 11th reset anniversary. If the older Covered Person was age 80 on the rider effective date and you want to receive this maximum benefit, you have less than one year to begin Lifetime Plus Payments after this waiting period before the benefit ends.

ENHANCED 10-YEAR VALUE
While your Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect, we only calculate the Enhanced 10-Year Values before the Benefit Date.
The Enhanced 10-Year Value acts as both an increase and a cap to the annual increases. If you begin Lifetime Plus Payments on or after the tenth Rider Anniversary (or on or after the tenth reset anniversary), the Enhanced 10-Year Value is at least equal to twice its initial value, which is either the initial Purchase Payment or Contract Value depending on when you selected the benefit and any resets. Before the tenth Rider Anniversary (or tenth reset anniversary), we do not use the Enhanced 10-Year Value to calculate the Benefit Base that determines your Lifetime Plus Payments.
If the rider effective date is the Issue Date, the Enhanced 10-Year Value is initially equal to twice the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Enhanced 10-Year Value is initially equal to twice the Contract Value at the end of the prior Business Day.
At the end of each Business Day we adjust each Enhanced 10-Year Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
If the rider effective date is the Issue Date and there has not been a reset, then on the first Contract Anniversary the Enhanced 10-Year Value is equal to:
•	the Enhanced 10-Year Value at the end of the prior Business Day,
•	plus Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date.
Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
101

On the eleventh and later Rider Anniversaries (or eleventh and later reset anniversaries) each Enhanced 10-Year Value is equal to:
•	the Enhanced 10-Year Value at the end of the prior Business Day,
•	plus Purchase Payments* received during the Contract Year that began eleven years ago. If you selected Lifetime Plus Benefit at issue and there has not been a reset, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.
*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
NOTE: If the older Covered Person was age 80 on the rider effective date, any Purchase Payments received more than 91 days after the rider effective date do not double under the Enhanced 10-Year Value before your Lifetime Benefit ends.

MANUAL RESETS UNDER LIFETIME PLUS BENEFIT
While your Lifetime Plus Benefit is in effect, and before the older Covered Person's 81st birthday or the Benefit Date, you can reset the 5% Annual Increase to equal the Contract Value if the Contract Value is greater than the sum of the 5% Annual Increase on the most recent Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year (excluding Purchase Payments received before the first Quarterly Anniversary if this is the first Contract Anniversary). You can request a reset within 30 days following a Contract Anniversary by completing the appropriate form. We process your reset request as of the immediately preceding Contract Anniversary (reset date) once we receive your request in Good Order at our Service Center. If the reset date does not fall on a Business Day, we process your request on the next Business Day. When we process your reset request, we change the 5% Annual Increase to equal the Contract Value determined at the end of the last Business Day before the reset date. We also increase the Enhanced 10-Year Value to equal two times the Contract Value determined at the end of the last Business Day before the reset date.
For Contracts issued in Nevada, if you reset the 5% Annual Increase we do not change Lifetime Plus Benefit's additional M&E charge. For Contracts issued in all other states, for a manual reset requested on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for a manual reset in the future, but any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. Any M&E charge change occurs on the 30th day after the reset date, or the next Business Day if the 30th day is not a Business Day. If we change the additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.
AUTOMATIC RESETS UNDER LIFETIME PLUS II BENEFIT
While your Lifetime Plus II Benefit is in effect, and before the older Covered Person's 81st birthday or Benefit Date, we automatically reset the Enhanced 5% Annual Increase to equal the Contract Value if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset date, excluding Purchase Payments received within 90 days of the Issue Date. This reset establishes a new additional Enhanced 5% Annual Increase equal to the Contract Value determined at the end of the last Business Day before the reset date. We also establish a new additional Enhanced 10-Year Value equal to two times the Contract Value determined at the end of the last Business Day before the reset date. An automatic reset does not cancel any previously established Enhanced 5% Annual Increases or their associated Enhanced 10-Year Values. Resets can establish several Enhanced 5% Annual Increases and associated Enhanced 10-Year Values. We continue to calculate all previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values and use them to determine the Highest Annual Increase.
Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
102

For an automatic reset that occurs on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for an automatic reset in the future, but any new additional M&E charge cannot be greater than the maximum stated for the Lifetime Plus II Benefit at the beginning of this appendix. We send you written notice of this increase to your additional M&E charge and provide you at least 30-days to decline the reset. If you decline the reset, you will not receive any future automatic resets, but you keep all previous resets (including this reset) and their associated Enhanced 5% Annual Increases and Enhanced 10-Year Values. If you do not contact us and decline this increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional M&E charge on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If you accept this increase, you continue to be eligible to receive future resets.
If we change Lifetime Plus II Benefit's additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.
LIFETIME PLUS 10 BENEFIT'S 10% ANNUAL INCREASE
While your Lifetime Plus 10 Benefit is in effect, we only calculate the 10% Annual Increase before the Benefit Date.
On each Quarterly Anniversary for up to a maximum of 20 years, we apply a simple interest increase of 2.5% to the Purchase Payments adjusted for withdrawals (or the Contract Value on the rider effective date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, and are not subject to the 20 year maximum. A reset may result in an increase to the additional M&E charge as described later in this appendix.
If the rider effective date is the Issue Date, both the 10% Annual Increase and increase base are initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, both the 10% Annual Increase and increase base are initially equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day, we adjust both the 10% Annual Increase and increase base as follows.
•	We increase them by the amount of any additional Purchase Payments.
•	We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
On each Quarterly Anniversary on or before the 20th Rider Anniversary, the 10% Annual Increase is equal to:
a + 0.025 (b – c)
Where:
a = The 10% Annual Increase at the end of the prior Business Day;
b = The increase base at the end of the prior Business Day; and
c = Purchase Payments* received on or after the prior Quarterly Anniversary. If you selected this benefit at issue, we exclude from "c" any Purchase Payments received before the first Quarterly Anniversary.
*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
We then compare this 10% Annual Increase to the Contract Value at the end of the prior Business Day and increase both the 10% Annual Increase and the increase base to equal this Contract Value if it is greater. As previously stated, these resets can occur during the entire period we calculate the 10% Annual Increase.
For a reset that occurs on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change this additional M&E charge for a reset in the future, but any new additional M&E charge cannot be greater than the maximum stated for the Lifetime Plus 10 Benefit at the beginning of this appendix. We send you written notice of this increase to your additional M&E charge and provide you at least 30-days to decline the reset. If you decline the reset, you will not receive any future automatic resets, but you keep all previous resets (including this reset). If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional M&E charge on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If you accept an increase to Lifetime Plus 10 Benefit's additional M&E charge, then you continue to be eligible to receive future resets.
Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
103

If we change Lifetime Plus 10 Benefit's additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.
REQUESTING LIFETIME PLUS PAYMENTS
You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the exercise age, or once the older Covered Person reaches age 91. The exercise age for Lifetime Plus Benefit and Lifetime Plus II Benefit is age 50, and for Lifetime Plus 10 Benefit it is age 65.
You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive*. Once your Contract Value reduces to zero, you receive your maximum Lifetime Plus Payment at the previous selected payment frequency. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
*	For Contracts issued in Nevada you can continue to change your payment frequency after the Contract Value reduces to zero.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.
Once Lifetime Plus Payments begin:
•	You can no longer remove your selected Lifetime Benefit from the Contract.
•	You cannot take new Partial Annuitizations.
•	You cannot make additional Purchase Payments so the Traditional Death Benefit value (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.
•	The free withdrawal privilege is not available.
•	You can only change the Owner if you selected joint Lifetime Plus Payments and:
–	an Owner dies and the spouse continues the Contract, or
–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.
•	If you selected Lifetime Plus Benefit, the additional M&E charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•	If you selected Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and your rider effective date is before January 26, 2009, the additional M&E charge decreases as indicated at the beginning of this appendix, and it continues until the benefit ends, or the Contract Value reduces to zero.
•	If you selected Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and your rider effective date is from January 26, 2009 until March 31, 2009, the additional M&E charge continues until the benefit ends, or the Contract Value reduces to zero.
•	If you selected the Quarterly Value Death Benefit, its additional M&E charge continues until that benefit ends.
•	If you take a Full Annuitization, Lifetime Plus Payments stop and your Lifetime Benefit ends.
•	The Contract Value continues to fluctuate as a result of Investment Option performance, and it decreases on a dollar for dollar basis with each Lifetime Plus Payment, Cumulative Withdrawal* and any Excess Withdrawal, and the deduction of Contract charges other than the M&E charge.
Allianz VisionSM Variable Annuity Prospectus – April 25, 2016
104

•	Lifetime Plus Payments and Cumulative Withdrawals* do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment for Contracts issued in Nevada) by the percentage of Contract Value withdrawn (including any withdrawal charge). Excess Withdrawals may cause your Lifetime Plus Payments to stop and your Lifetime Benefit to end.
•	Each Lifetime Plus Payment, Cumulative Withdrawal* and any Excess Withdrawal reduces the Traditional Death Benefit value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
•	We may increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment for Contracts issued in Nevada) on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base and we reserve the right to change your Lifetime Benefit's additional M&E charge** subject to the maximum additional M&E charge stated at the beginning of this appendix.
*	The Cumulative Withdrawal Benefit was not available in Nevada.
**	We do not increase your Lifetime Benefit's additional M&E charge for Contracts issued in Nevada.
NOTE: If the older Covered Person was age 80 on the rider effective date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Benefit Base values.

CALCULATING YOUR LIFETIME PLUS PAYMENTS
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year for Contracts issued in all states except Nevada. For Contracts issued in Nevada, the Cumulative Withdrawal Benefit is not available and the amount you are entitled to receive each Benefit Year is the annual Lifetime Plus Payment. On the Benefit Date, the initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada) is equal to the Benefit Base multiplied by the current payment percentage, determined by using the Lifetime Plus Payment Table (see "Lifetime Plus Payment Overview" earlier in this appendix). On the Benefit Date, if your initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada) is less than $100, your benefit ends without receiving any of its advantages. For example, assuming a 4% initial payment percentage, if you take withdrawals that reduce the Benefit Base to less than $2,200, this would result in an initial Lifetime Plus Payment of less than $100.
For Contracts issued in all states except Nevada, the annual maximum Lifetime Plus Payment is the amount you are entitled to, but the Cumulative Withdrawal Benefit allows you to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) divided by the number of payments you chose to receive during the Benefit Year. The initial actual Lifetime Plus Payment must either be zero, or at least $100. For Contracts issued in Nevada, the initial Lifetime Plus Payment must be least $100.
We deduct each Lifetime Plus Payment, Cumulative Withdrawal,* Excess Withdrawal, and any additional payments resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while your benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the "Investment Option Allocation and Transfer Restrictions" discussion later in this appendix.
*	The Cumulative Withdrawal Benefit was not available in Nevada.
If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or Full Annuitization, then Lifetime Plus Payments continue until the deaths of all Covered Persons.
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Cumulative Withdrawal Benefit for Contracts issued in all states except Nevada
Cumulative Withdrawal Benefit allows you to control the amount of actual Lifetime Plus Payment you receive. Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year is added to the Cumulative Withdrawal Value, which is available to you upon request. Cumulative Withdrawal Benefit is automatically part of your Lifetime Benefit and has no additional fee or charge.
You can change the amount of your actual Lifetime Plus Payment once each Benefit Year while your Contract Value is positive. You must provide notice of any requested change to your actual Lifetime Plus Payment amount to our Service Center at least 30 days before the Benefit Date or Benefit Anniversary (as applicable). If the change is available, we implement it on the Benefit Date or Benefit Anniversary and it remains in effect until you request another change, your Contract Value reduces to zero, or your benefit ends. Once your Contract Value reduces to zero you must take the maximum Lifetime Plus Payment at your previously selected payment frequency.
The Cumulative Withdrawal Value is the total of all annual maximum Lifetime Plus Payments that you did not take. The Cumulative Withdrawal Value does not earn interest and it does not increase or decrease with your selected Investment Options' performance. It only increases when you take less than your annual maximum Lifetime Plus Payment and it only decreases when you take a Cumulative Withdrawal. The Cumulative Withdrawal Value remains in your Contract until you take a Cumulative Withdrawal. The Cumulative Withdrawal Value is not available to your Beneficiaries upon death, unless your Beneficiary is your spouse, a joint Covered Person and continues the Contract.
You can take withdrawals from your Cumulative Withdrawal Value at any time. Any portion of a withdrawal you take on or after the Benefit Date that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal, and any portion that is greater than your Cumulative Withdrawal Value is an Excess Withdrawal. Each Cumulative Withdrawal must be at least $100, or your entire Cumulative Withdrawal Value.
Cumulative Withdrawals are not subject to a withdrawal charge and do not reduce your Withdrawal Charge Basis. Each Cumulative Withdrawal reduces your Contract Value and Cumulative Withdrawal Value on a dollar for dollar basis, and reduces the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) by the percentage of Contract Value withdrawn.
If your Contract Value reduces to zero for any reason other than an Excess Withdrawal, we send you any remaining Cumulative Withdrawal Value and your Cumulative Withdrawal Benefit ends. Otherwise your Cumulative Withdrawal Benefit ends when your Lifetime Benefit ends.
Excess Withdrawals
Your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) only decreases if you take an Excess Withdrawal. For Contracts issued in Nevada, an Excess Withdrawal is a withdrawal you take on or after the Benefit Date in addition to your Lifetime Plus Payments. For Contracts issued in all other states, an Excess Withdrawal is any portion of a withdrawal you take on or after the Benefit Date that is greater than your Cumulative Withdrawal Value. Excess Withdrawals include any applicable withdrawal charge.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value. Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value. We also review how each partial Excess Withdrawal would hypothetically reduce your current annual maximum Lifetime Plus Payment. On the Business Day you take a partial Excess Withdrawal, if the current Benefit Base (after reduction for the Excess Withdrawal) multiplied by the age-based payment percentage as of the prior Benefit Anniversary is less than $100, you must withdraw the total remaining Contract Value. If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
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Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.
NOTE:

•	For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year's total RMD has been satisfied by these payments, Cumulative Withdrawals and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but not an Excess Withdrawal and it is not subject to a withdrawal charge.

•	For required annuitizations, if on the maximum permitted Income Date you are receiving Lifetime Plus Payments, we guarantee the following. For Contracts issued in Nevada, we pay you the greater of your Lifetime Plus Payment, or fixed Annuity Payments based on Contract Value under Annuity Option 1 or Annuity Option 3. For Contracts issued in all other states, we pay you the greater of your maximum Lifetime Plus Payment, or fixed Annuity Payments based on the greater of Contract Value or Cumulative Withdrawal Value under Annuity Option 1 or Annuity Option 3. If we pay you the maximum Lifetime Plus Payment on the maximum permitted Income Date, we also send you any remaining Cumulative Withdrawal Value. If you select any other Annuity Option, or if you choose variable Annuity Payments, these guarantees do not apply. For more information, see section 9, The Annuity Phase.

AUTOMATIC ANNUAL LIFETIME PLUS PAYMENT INCREASES
We may change your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.
•	If the Contract Value at the end of the prior Business Day is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary) we increase next year's annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%. In all states other than Nevada, this increase is only available if you took the annual maximum Lifetime Plus Payment during the prior Benefit Year.
•	If the current payment percentage multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment (or higher annual Lifetime Plus Payment in Nevada).
For Contracts issued in all states except Nevada: If your actual Lifetime Plus Payment is an exact dollar amount, an automatic annual payment increase does not increase your actual payment. However, if your actual Lifetime Plus Payment is a percentage of your annual maximum Income Advantage Payment, an automatic annual payment increase does increase your actual payment.
For Contracts issued in Nevada, if you receive an annual Lifetime Plus Payment increase we do not change the Lifetime Plus Benefit's additional M&E charge. For Contracts issued in all other states, if you receive an annual Lifetime Plus Payment increase we increase the current additional M&E charge on the next fifth Benefit Anniversary (for example, on the fifth, tenth and fifteenth Benefit Anniversaries) that occurs on or after April 29, 2013 to 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for an annual payment increase in the future, but any new additional M&E charge cannot be greater than the maximum stated for your Lifetime Benefit at the beginning of this appendix. We send you written notice of this increase and provide you at least 30-days to decline the annual payment increase. If you decline the annual payment increase, you will not receive any future annual Lifetime Plus Payment increases, but you keep all previous increases (including this increase). If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional M&E charge on the 60th day after the current fifth Benefit Anniversary, or on the next Business Day if the 60th day is not a Business Day. If you accept an increase to your Lifetime Benefit's additional M&E charge, then you continue to be eligible to receive future annual Lifetime Plus Payment increases.
If we change your Lifetime Benefit's additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.
NOTE: Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.

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INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING
Under your Lifetime Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Lifetime Benefit's guarantees and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base. We established your Contract's Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them.
If you selected Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and your rider effective date is from January 26, 2009 until March 31, 2009: We require you to allocate 100% of your total Contract Value to Investment Option Group C.
If your rider effective date is before January 26, 2009:
•	You cannot allocate more than 25% of your total Contract Value to Investment Option Group A.
•	You cannot allocate more than 70% of your total Contract Value to Investment Option Group A and Group B.
•	We do not limit allocations to Investment Option Group C.
Group A Investment Options(1)
AZL Federated Clover Small Value Fund AZL Morgan Stanley Global Real Estate Fund AZL MVP Fusion Growth Fund AZL Oppenheimer Discovery Fund AZL Schroder Emerging Markets Equity Fund	AZL Small Cap Stock Index Fund Davis VA Financial Portfolio Franklin Founding Funds Allocation VIP Fund PIMCO VIT CommodityRealReturn Strategy Portfolio
(1) If your rider effective date is before January 26, 2009, the following are included in Investment Option Group C, and not in Group A: AZL MVP Fusion Growth Fund and Franklin Founding Funds Allocation VIP Fund.

Group B Investment Options
AZL BlackRock Capital Appreciation Fund
AZL Boston Company Research Growth Fund
AZL International Index Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund

AZL MFS Mid Cap Value Fund
AZL MFS Value Fund
AZL Mid Cap Index Fund
AZL Multi-Manager Mid Cap Growth Fund
AZL S&P 500 Index Fund
Franklin Mutual Shares VIP Fund
PIMCO VIT Global Dividend Portfolio
Templeton Growth VIP Fund

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Group C Investment Options
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL Government Money Market Fund
AZL Invesco Equity and Income Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL Pyramis Total Bond Fund
AZL T. Rowe Price Capital Appreciation Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio

Franklin High Income VIP Fund
Franklin Income VIP Fund
Franklin U.S. Government Securities VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond VIP Fund

We may add, remove or substitute Investment Options from this group. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option within a group is removed or substituted, we send your written notice 30 days before the removal or substitution date.
While your Lifetime Benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options' performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
WHEN A LIFETIME BENEFIT ENDS
Your Lifetime Benefit ends upon the earliest of the following.
•	Before the Benefit Date, the Business Day we process your request to remove your benefit from your Contract (the rider termination date).
•	Before the Benefit Date, the Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under "Covered Persons" in this appendix.
•	The older Covered Person's 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Income Date you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.
•	The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100.
•	The date of death of an Owner (or Annuitant if the Owner is a non-individual). However, if a federally recognized spouse is a Covered Person and continues this Contract, the Lifetime Benefit also continues.
•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.

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APPENDIX E – TARGET DATE BENEFITS

Version A Contracts that were issued on or prior to April 29, 2011 offered two different Target Date Benefits. Target Date Retirement Benefit was available from March 17, 2008 through January 23, 2009. Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.
Optional Target Date Benefits	Contract Version	Available Dates	Additional M&E Charge(1) (as a percentage of each Investment Options' net asset value)
Target Date Retirement Benefit	A	3/17/2008 - 1/23/2009	0.40%
Target Date 10 Benefit	A	1/26/2009 - 3/31/2009	0.55%
(1)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.
NOTE: Your Contract refers to both of these benefits as "Target Date Retirement Benefit Rider." If your Contract has a minimum of ten Contract Years to the initial Target Value Date, then you have Target Date 10 Benefit; if the minimum is seven, you have Target Date Retirement Benefit.

Except as specified in this appendix, the same terms and conditions apply to each Target Date Benefit. Each Target Date Benefit provides, during the Accumulation Phase, a level of protection for your principal and any annual investment gains through the Target Value which is available at a future point you select, called the Target Value Date. The earliest initial Target Value Date you can select under Target Date 10 Benefit is the tenth Rider Anniversary and under Target Date Retirement Benefit it is the seventh Rider Anniversary. Each Rider Anniversary occurs on a Contract Anniversary. Additional Target Value Dates occur on every subsequent Rider Anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options' performance, and this is the value available to you upon withdrawal.
There are several important points to note about Target Date Benefits.
•	Target Date Benefits do not guarantee Investment Option performance.
•	You cannot take a partial withdrawal from specific Investment Options if you have a Target Date Benefit.
•	If you have the No Withdrawal Charge Option, you can only remove a Target Date Benefit as discussed under "Removing a Target Date Benefit."
•	We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit's guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Target Value.
•	We no longer accept additional Purchase Payments for Contracts with a Target Date Benefit. If you have a Target Date Benefit you can also no longer participate in the flexible rebalancing program. However, for Contracts issued in Connecticut, Florida or New Jersey, these restrictions no longer apply once the benefit ends.
•	The Target Value does not lock in any Contract Value gains that occur between Rider Anniversaries.
•	The Target Value does not provide any guarantee to your Contract Value before the initial Target Value Date, or during the period between Target Value Dates.
•	The last Business Day before each Target Value Date is the only day that we guarantee your Contract Value equals the Target Value.
REMOVING A TARGET DATE BENEFIT
You can remove a Target Date Benefit from your Contract while the Contract Value is positive. If you have the No Withdrawal Charge Option, you can only remove a Target Date Benefit if you can simultaneously replace it with Income Protector (see section 11, Selection of Optional Benefits – Replacing Optional Benefits).
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You can remove a Target Date Benefit by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Target Date Benefit's additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
On the rider termination date, the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
TARGET VALUE DATES
Target Date Benefits guarantee that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this appendix). You selected the initial Target Value Date when you selected your benefit. The earliest available initial Target Value Date under Target Date Retirement Benefit is the seventh Rider Anniversary, and under Target Date 10 Benefit it is the tenth Rider Anniversary. The latest date under both benefits is the Rider Anniversary prior to the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Owner is a non-individual). Additional Target Value Dates occur on each subsequent Rider Anniversary after the initial Target Value Date while your benefit is in effect.
For example, you purchased a Contract with Target Date Retirement Benefit as the sole Owner on September 1, 2009 and you were age 70. The earliest available initial Target Value Date is December 1, 2016 and the latest date is December 1, 2029. If you select the earliest available initial date (December 1, 2016), subsequent Target Value Dates would occur on December 1st in 2017, 2018, 2019, etc.
At the end of the last Business Day before each Target Value Date if your Contract Value is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. The last Business Day before each Target Value Date is the only day that we guarantee your Contract Value equals the Target Value. We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On the last Business Day before each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to any applicable withdrawal charge and additional federal tax.
We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on the last Business Day before each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.
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Initial Target Value Date Resets
You can reset the initial Target Value Date before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Owner is a non-individual). Resets are only available if the Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is seven Rider Anniversaries after we process your request under Target Date Retirement Benefit, or ten Rider Anniversaries after we process your request under Target Date 10 Benefit. The latest available initial Target Value Date is the Rider Anniversary prior to the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request. On the reset date, we change the Target Value to equal the Contract Value determined at the end of the last Business Day before the reset date.
Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change your future Purchase Payments allocation instructions and they must comply with the current maximum allowable allocations.
TARGET VALUE
The Target Value determines if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while your benefit is in effect.
If the rider effective date is the Issue Date, the Target Value is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Target Value is initially equal to the Contract Value at the end of the prior Business Day. If you reset the initial Target Value Date, the Target Value is equal to the Contract Value at the end of the last Business Day before the reset date.
At the end of each Business Day, we adjust the Target Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
On each Contract Anniversary, we compare the Target Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Target Value to equal this Contract Value if it is greater.
NOTE: For Bonus Option Contracts, bonus amounts are not included in the parts of the Target Value based on Purchase Payments until they are vested, and are also not included in the parts of this value that are based on Contract Value.

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INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING
Under your Target Date Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Target Date Benefit's guarantees, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.
We established your Contract's Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them. We may add, remove or substitute Investment Options from these groups. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send your written notice 30 days before the removal or substitution date.
TABLE 1: Investment Option Groups
Group A(1)
AZL Federated Clover Small Value Fund AZL Morgan Stanley Global Real Estate Fund AZL MVP Fusion Growth Fund AZL Oppenheimer Discovery Fund AZL Schroder Emerging Markets Equity Fund	AZL Small Cap Stock Index Fund Davis VA Financial Portfolio Franklin Founding Funds Allocation VIP Fund PIMCO VIT CommodityRealReturn Strategy Portfolio
(1) If your rider effective date is before January 26, 2009:  AZL MVP Fusion Growth Fund and Franklin Founding Funds Allocation VIP Fund are included in the Group X Investment Options instead of in the Group A Investment Options.

Group B
AZL BlackRock Capital Appreciation Fund
AZL Boston Company Research Growth Fund
AZL International Index Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL MFS Mid Cap Value Fund

AZL MFS Value Fund
AZL Mid Cap Index Fund
AZL Multi-Manager Mid Cap Growth Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
Frankklin Mutual Shares VIP Fund
PIMCO VIT Global Dividend Portfolio
Templeton Growth VIP Fund

Group X	Group Y
AZL DFA Multi-Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL Invesco Equity and Income Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income VIP Fund
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio

AZL Balanced Index Strategy Fund
AZL Government Money Market Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL Pyramis Total Bond Fund
Franklin High Income VIP Fund
Franklin U.S. Government Securities VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond VIP Fund

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The maximum allowed Contract Value allocation for Investment Option Groups A, B and X is as follows. The minimum required Contract Value for Investment Option Group Y appears in Table 3 on the next page.
TABLE 2

Maximum % of Contract Value Allowed in the combined Investment Option Groups A, B and X
Based on the Number of Rider Years* to the Initial Target Value Date
 and the Comparison of Contract Value (CV) to the Target Value (TV)

Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
28+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
24	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
23	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
22	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
21	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
20	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
19	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
18	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
17	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
16	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
15	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%
14	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%
13	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%
12	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%
11	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%
10	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%
9	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%
8	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%
7	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
6	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
5	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
4	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
3	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
2	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
1	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
Initial Target Value Date and beyond	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
*	We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven rider years and four months away from your initial Target Value Date, in this table you are eight rider years from the initial Target Value Date.
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The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A, B and X as follows.
TABLE 3
When the maximum % of Contract Value allowed in the combined Groups A, B and X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B, X and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.
If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 35% or less to the Investment Options in the combined Groups A, B and X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.
Determining the Maximum Allowed and Minimum Required Group Allocation
Combined Groups A, B and X. The new maximum allowed allocation for Groups A, B, and X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this appendix).
Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A, B and X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.
Combined Groups B and X. The new maximum allowed allocation for Groups B and X is the new maximum allowed allocation for Groups A, B and X, less the new required allocation for Group A, computed as described next in this appendix.
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Determining the Required Group Allocation
On the rider effective date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.
1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.
2.	Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for combined Groups B and X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Groups B and X to equal the new maximum allowed allocation. We then take the excess from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowed allocation) and apply it to Group Y.
3.	Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.
a)	If your future allocation instructions for combined Groups B and X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Groups B and X, plus the excess from Group A, subject to the new maximum allowed allocation for the combined Groups B and X. We then apply any remaining excess allocation from Group A to Group Y.
b)	If your future allocation instructions for combined Groups B and X are greater than or equal to the new maximum allowed allocation for these groups, then we decrease the new required allocation for Groups B and X to equal the new maximum allowed allocation. We then take any excess allocation from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.
The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for combined Groups B and X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.
Determining the Required Allocation for Each Investment Option
We rebalance your Investment Options' Contract Value on each Quarterly Anniversary using the formula: a x (b / c)
where:
a =	The new required group allocation for the current Quarterly Anniversary.
b =	The required allocation for each Investment Option at the end of the prior Business Day.
c =	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.
NOTE:

•	For Bonus Option Contracts, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.
•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A, B and X by more than 15%.
•	Unless the maximum allowed allocation for combined Groups A, B, and X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.
•	We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.
•	Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A, B and X never increases.

•	If you allocate less than the maximum allowed to combined Groups A, B and X, you may be subject to fewer Investment Option reallocations.

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WHEN A TARGET DATE BENEFIT ENDS
Your Target Date Benefit ends upon the earliest of the following.
•	The Business Day we process your request to remove your benefit from your Contract (the rider termination date).
•	The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse (or civil union partner for riders issued in New Jersey) elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse (or civil union partner for riders issued in New Jersey) elects to receive payout of the death benefit, then your Target Date Benefit ends as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal.
•	When the Contract ends.

APPENDIX F – PREVIOUS VERSIONS OF THE QUARTERLY VALUE DEATH BENEFIT

These are the only differences between the original Quarterly Value Death Benefit, the second Quarterly Value Death Benefit, and the Quarterly Value Death Benefit discussed in section 11.c (which was available on Version B Contracts issued from April 30, 2012 through April 26, 2013):
Original Quarterly Value Death Benefit	Second Quarterly Value Death Benefit
• Available on Version A Contracts issued from May 1, 2007 through April 30, 2010.	• Available on Version A Contracts issued from May 2, 2010 through April 29, 2011, and on Version B Contracts issued from May 2, 2011 through April 27, 2012.
• Did not require an Additional Required Benefit.	• Did require an Additional Required Benefit.

• If you remove the Additional Required Benefit you can continue to receive annual lock ins, and we continue to assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit after the Additional Required Benefit's rider termination date.

For both the original Quarterly Value Death Benefit, and second Quarterly Value Death Benefit, the end date occurs on the earliest of:
•	the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Owner is a non-individual); or
•	the end of the Business Day during which we first receive in Good Order at our Service Center the death benefit payment option and due proof of death.
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APPENDIX G – SHORT WITHDRAWAL CHARGE OPTION

The Short Withdrawal Charge Option was available on Version A Contracts issued from May 1, 2007 through April 29, 2011, and on Version B Contracts issued from May 2, 2011 through July 23, 2012.
The Short Withdrawal Charge Option shortens the Base Contract's withdrawal charge period from seven to four years. You cannot remove the Short Withdrawal Charge Option from your Contract and the benefit ends when the Accumulation Phase ends. The Short Withdrawal Charge Option carries an additional M&E charge of 0.25% during the Accumulation Phase assessed against the Investment Options' net asset value.
The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
Short Withdrawal Charge Option
0	8.5%
1	7.5%
2	5.5%
3	3%
4 years or more	0%

APPENDIX H – NO WITHDRAWAL CHARGE OPTION

The No Withdrawal Charge Option was available on Version A Contracts issued from March 17, 2008 through March 31, 2009, and then again from July 22, 2009 through April 29, 2011. The No Withdrawal Charge Option was also available on Version B Contracts issued from May 2, 2011 through July 23, 2012.
The No Withdrawal Charge Option eliminates the Base Contract's withdrawal charge. You cannot remove the No Withdrawal Charge Option from your Contract and the benefit ends when the Accumulation Phase ends. The No Withdrawal Charge Option carries an additional M&E charge of 0.35% during the Accumulation Phase assessed against the Investment Options' net asset value.
NOTE: The No Withdrawal Charge Option required selection of an Additional Required Benefit, and you can only remove the Additional Required Benefit if we increase its rider charge, or you can simultaneously replace it with another Additional Required Benefit. Removing an Additional Required Benefit because we increase its rider charge does not end the No Withdrawal Charge Option.

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APPENDIX I – INCOME FOCUS

Income Focus (05.12) was available from April 30, 2012 through July 20, 2012 on Version B Contracts. Income Focus (07.12) was available from July 23, 2012 through April 24, 2015 on Version B Contracts. Income Focus has a rider charge that we deduct from your Contract Value (and Bonus Value, if applicable) during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Total Income Value. For information on how we calculate and deduct the rider charge, and when we deduct the final rider charge, see section 7, Expenses – Rider Charge.
Rider Charge
	Maximum	Minimum	Current
Income Focus(1) (05.12) and (07.12) Single Income Focus Payments (as a percentage of the Total Income Value) Joint Income Focus Payments (as a percentage of the Total Income Value)	2.75% 2.95%	0.50% 0.50%	1.30% 1.30%
(1)	If you select the Charge Lock Option rider, the rider charge for Income Focus is fixed at the rate in effect on the Charge Lock Date. You will continue to pay the rider charge after the Charge Lock Date as long as Income Focus is in effect and your Contract Value is positive.
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.50%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. Alternatively, you can instead reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. The Charge Lock Option rider allows you to keep your benefit at the current rider charge, but with reduced guaranteed values and payments, and no opportunity for future payment increases or future rider charge decreases. For information on how we deduct the rider charge from your Contract, please see section 7, Expenses – Rider Charge.
We designed Income Focus Payments to last for the lifetime of the Covered Person(s). If you do not begin Income Focus Payments before all Covered Persons die or are removed from the Contract, Income Focus ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. Income Focus Payments are available once the younger Covered Person reaches age 60 and before the older Covered Person reaches age 91. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Income Focus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
REMOVING INCOME FOCUS
You can remove Income Focus from your Contract while the Contract Value is positive. If you have the No Withdrawal Charge Option, you can only remove Income Focus if we increase the rider charge, or if you simultaneously replace it with Investment Protector. Removing Income Focus because we increase the rider charge does not end the No Withdrawal Charge Option.
You can remove Income Focus by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit's rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
You must transfer your Contract Value out of Income Focus' Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.
On the rider termination date Income Focus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
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INCOME FOCUS PAYMENT OVERVIEW
Your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. Each Income Value is equal to one or more of your Purchase Payments received in a Rider Year, adjusted for any partial withdrawals as discussed under "Income Values." Each Income Value has an associated Income Value Percentage. Each Income Value Percentage is initially based on the Covered Person's age at the time you selected Income Focus as set out in the following tables.
Income Focus (07.12) Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.25%	45 – 64	2.75%
65 – 79	3.75%	65 – 79	3.25%
80+	4.75%	80+	4.25%

Income Focus (05.12) Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.75%	45 – 64	3.25%
65 – 79	4.25%	65 – 79	3.75%
80+	5.25%	80+	4.75%
Income Value Percentages can increase by 1% annually based on positive Contract Value performance from one Rider Anniversary or Benefit Anniversary to the next (determined after the deduction of all Contract fees and expenses) as discussed under "Income Value Percentages and Performance Increases." A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Income Focus Payments begin. You can receive the 1% Performance Increases both before and after you begin receiving Income Focus Payments. Before payments begin, the first Income Value is eligible for a Performance Increase on the first Rider Anniversary and any subsequent Income Values are eligible for Performance Increases on the second Rider Anniversary after they are established.
The annual maximum Income Focus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Income Focus Payment. If you take less than 100% of your annual maximum Income Focus Payment in a Benefit Year, you are not eligible to receive a Performance Increase in the next Benefit Year. For more information, see "Income Value Percentages and Performance Increases."
Example
Assume you purchase a Contract with Income Focus at age 60 with a $100,000 initial Purchase Payment, and you are the sole Covered Person. Your first Income Value is this initial Purchase Payment and its associated Income Value Percentage based on the table is 3.75%. At this time your annual maximum Income Focus Payment would be $3,750 (3.75% x $100,000).
On the first Rider Anniversary (which is also the first Contract Anniversary) if your Contract Value after deduction of all fees and expenses is greater than your initial Purchase Payment, we apply a 1% Performance Increase to your first Income Value Percentage, so it is now 4.75%. At this time your annual maximum Income Focus Payment would be $4,750 (4.75% x $100,000).
If you make a series of additional Purchase Payments in the second Rider Year totaling $5,000, we establish a second Income Value equal to these payments, and a second Income Value Percentage which is initially equal to 3.75%. This second Income Value is not eligible for a Performance Increase until the third Rider Anniversary. At this time your annual maximum Income Focus Payment would be $4,937.50 [(4.75% x $100,000) + (3.75% x $5,000)].
TOTAL INCOME VALUE
The Total Income Value determines your rider charge and is equal to the sum of all Income Values.
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INCOME VALUES
Income Values help determine both your rider charge and your annual maximum Income Focus Payment. The greater the total Income Values, the greater the annual maximum Income Focus Payment.
For each period, we establish a new Income Value on the Business Day we first receive a Purchase Payment. We establish Income Values during the first Rider Year as follows.
•	If the Rider Effective Date is the Issue Date, the first Income Value is equal to all Purchase Payments received before the first Quarterly Anniversary. If you make any additional Purchase Payments on or after the first Quarterly Anniversary and before the first Rider Anniversary we add them together and establish a new Income Value.
•	If the Rider Effective Date occurs after the Issue Date, the first Income Value is initially equal to the Contract Value at the end of the prior Business Day. If you make any additional Purchase Payments during the first Rider Year we add them together and establish a new Income Value.
If you make additional Purchase Payments in subsequent Rider Years, we establish a new Income Value each Rider Year. We establish each Income Value on the Business Day we receive the first Purchase Payment in a Rider Year; we add any additional Purchase Payments we receive during the same Rider Year to the existing Income Value.
Each Business Day before the Benefit Date, if you take a withdrawal, we reduce each Income Value by the percentage of Contract Value withdrawn. Each Business Day on or after the Benefit Date, if you take an Excess Withdrawal we reduce each Income Value by the percentage of Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include Income Focus Payments or amounts we withdraw for other Contract charges.
NOTE: For Contracts with the Bonus Option, bonus amounts are not included in the Income Values or Total Income Value. However, vested bonus amounts are included in the Performance Increase calculation.

INCOME VALUE PERCENTAGES AND PERFORMANCE INCREASES
Income Value Percentages help determine your annual maximum Income Focus Payment. The higher the Income Value Percentage, the greater the annual maximum Income Focus Payment.
Each Income Value has an associated Income Value Percentage. We determine your initial Income Value Percentage for each Income Value by using the Initial Income Value Percentage Table as discussed in "Income Focus Payment Overview."
On each Rider Anniversary before the Benefit Date, and on each Benefit Anniversary after the Benefit Date if you took the entire annual maximum Income Focus Payment during the prior year, you receive a Performance Increase of 1%to each Income Value Percentage associated with an eligible Income Value if the Contract Value (or Bonus Value if you select the Bonus Option) increases as discussed next in this section. Before the Benefit Date, each Income Value is eligible for a Performance Increase on the second Rider Anniversary that occurs after we establish it. On the first Rider Anniversary, only the first Income Value is eligible for a Performance Increase. Performance Increases are not available once the older Covered Person reaches age 91.
Performance Increases On or Before the Benefit Date
On each Rider Anniversary you receive a 1% Performance Increase if your Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than your Contract Value at the end of the last Business Day before the prior Rider Anniversary (or Rider Effective Date if this is the first Rider Anniversary). Before we make this comparison, if we received any Purchase Payments during the last Rider Year we subtract these payments from the Contract Value we determined at the end of the prior Business Day.
However, if you selected Income Focus at issue and this is the first Rider Anniversary, you receive a Performance Increase if your Contract Value at the end of the prior Business Day less any Purchase Payments received on or after the first Quarterly Anniversary is greater than the total Purchase Payments received before the first Quarterly Anniversary.
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Performance Increases After the Benefit Date
On each Benefit Anniversary you receive a Performance Increase if your Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than your Contract Value at the end of the last Business Day before the prior Benefit Anniversary (or Benefit Date if this is the first Benefit Anniversary).
NOTE:

•	Performance Increases are not available once the older Covered Person reaches age 91.
•	After the Benefit Date Performance Increases are only available while your Contract Value is positive and if you took your annual maximum Income Focus Payment during the last Benefit Year.

•	If we increased the Contract Value to equal the death benefit due to a spousal continuation of the Contract during the last Rider Year or Benefit Year, we also subtract the amount of this increase from the Contract Value on the next Rider Anniversary or Benefit Anniversary when determining Performance Increases.
•	For Contracts with the Bonus Option, we include any unvested Bonus amounts when determining Performance Increases. So when we compute a Performance Increase, each Purchase Payment includes its associated bonus and we use Bonus Values instead of Contract Values.

REQUESTING INCOME FOCUS PAYMENTS
You request Income Focus Payments by completing a payment election form. Income Focus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Income Focus Payments to begin. You cannot submit this form until the younger Covered Person reaches age 60, or once the older Covered Person reaches age 91.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Income Focus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Income Focus Payments begin, you will have paid for the benefit without receiving any of its advantages.
Once Income Focus Payments begin:
•	You cannot take new Partial Annuitizations.
•	You cannot make additional Purchase Payments, therefore the Traditional Death Benefit Value (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal program ends.
•	The free withdrawal privilege is not available.
•	You can only remove Income Focus while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.
•	You can only change the Owner if you selected joint Income Focus Payments and:
–	an Owner dies and the spouse continues the Contract, or
–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner. In Florida, Ohio, Oregon, or Wisconsin we cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Focus ends.
•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•	If you have the Quarterly Value Death Benefit, its additional M&E charge continues as indicated in section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
•	If you take a Full Annuitization, Income Focus Payments stop and Income Focus ends.
•	The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Income Focus Payment, Excess Withdrawal, and any Contract charges we deduct.
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•	Income Focus Payments do not reduce your Income Values, but Excess Withdrawals reduce the annual maximum Income Focus Payment and each Income Value by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Income Focus Payments stop and Income Focus ends.
•	Each Income Focus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
•	Any part of your annual maximum Income Focus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.
•	You may receive a Performance Increase to Income Value Percentages on every Benefit Anniversary before the older Covered Person reaches age 91. Performance Increases increase your annual maximum Income Focus Payment.
CALCULATING YOUR INCOME FOCUS PAYMENTS
The annual maximum Income Focus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date and each subsequent Benefit Anniversary, your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. On the Benefit Date, if your initial annual maximum Income Focus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a single Income Value and an Income Value Percentage of 6.25%, if you take withdrawals that reduce the Income Value to less than $1,600, this would result in an initial Income Focus Payment of less than $100.
You can receive Income Focus Payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The annual maximum Income Focus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Income Focus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Income Focus Payment you receive is equal to the annual actual Income Focus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Income Focus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
Once Income Focus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Income Focus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
We deduct each Income Focus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the "Investment Option Allocation and Transfer Restrictions" discussion later in this section.
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Excess Withdrawals
Your annual maximum Income Focus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Income Focus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Income Focus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for other Contract charges.
For example, assume your annual maximum Income Focus Payment is $2,000 and you take an annual actual Income Focus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Income Focus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Income Focus Payment and the next $200 to be an Excess Withdrawal.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce each Income Value on the Business Day we process the withdrawal, but they do not reduce your annual maximum Income Focus Payment until the next Benefit Anniversary after the withdrawal. If partial Excess Withdrawals reduce your annual maximum Income Focus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.
NOTE:

•	For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Income Focus Payments for the calendar year, we determine whether this calendar year's total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

•	For required annuitization, if on the maximum permitted Income Date you are receiving Income Focus Payments, we guarantee to pay you the greater of your maximum Income Focus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose variable Annuity Payments, this guarantee does not apply. For more information, see section 9, The Annuity Phase.

TAXATION OF INCOME FOCUS PAYMENTS
We treat Income Focus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.
CHARGE LOCK OPTION
If we increase Income Focus' rider charge, you can reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. You keep Income Focus at the current rider charge, but we subtract 1% from all your Income Value Percentages, and you have no opportunity for future Performance Increases or future rider charge decreases.
We notify you in writing at least 30 days in advance of any increase to your rider charge. The notice will include information on the amount of increase to your rider charge, and the options available to you (accept the rider charge increase, remove Income Focus from your contract, or select the Charge Lock Option rider). If you are interested in the Charge Lock Option rider we ask you to either contact your Financial Professional or call us and we will send you the Charge Lock Option selection form and a copy of this prospectus.
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After we receive your selection form in Good Order at our Service Center, the Charge Lock Option becomes effective on the Quarterly Anniversary that we are scheduled to increase the rider charge (or on the next Business Day if the Quarterly Anniversary is not a Business Day). To be in Good Order, we must receive your selection form no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary that we are to increase the rider charge. If we receive your selection form after this date and time we do not add the Charge Lock Option rider to your Contract and we increase your rider charge, but we make no other changes to your Contract. If we do not receive your selection form in time, you can either keep Income Focus at the increased rider charge, or you can make a separate request to remove it on the next Quarterly Anniversary and you will be subject to the increased rider charge until you remove Income Focus from your Contract. If you choose to keep Income Focus and we increase your rider charge in the future, the Charge Lock Option rider will again be available to you at that time, and will be based upon your then-current rider charges.
If you select the Charge Lock Option rider, Income Focus's rider charge does not change on or after the Charge Lock Date, the Quarterly Anniversary or the next Business Day if that day is not a Business Day, that we would have otherwise increased your rider charge.
If you select the Charge Lock Option rider, you do not receive any Performance Increases after the Last Performance Increase Date. We determine the Last Performance Increase Date as follows.
If the Charge Lock Date is…	the Last Performance Increase Date is…
before the Benefit Date	the earlier of the Benefit Date, or the Rider Anniversary on or immediately after the Charge Lock Date
the Benefit Date	the Benefit Date
after the Benefit Date	the Benefit Anniversary that occurs on or immediately after the Charge Lock Date
If your Contract Value is zero on the Last Performance Increase Date, the Charge Lock Option rider ends and we make no change to Income Focus or your Income Focus Payments. If your Contract Value is positive on the Last Performance Increase Date, we reduce your benefits as follows.
If the Last Performance Increase Date is on or before the Benefit Date
•	If the Last Performance Increase Date is a Rider Anniversary before the Benefit Date, we first apply a Performance Increase to each eligible Income Value Percentage if your Contract Value (or Bonus Value, if applicable) has increased.
•	Next we subtract 1% from each Income Value Percentage, including the initial Income Value Percentage for any new Income Values you establish in the future. After this date your Income Value Percentages will not increase.
•	Then on the Benefit Date we calculate your annual maximum Income Focus Payment using these reduced Income Value Percentages. Your annual maximum Income Focus Payments will not increase after this date.
If the Last Performance Increase Date is a Benefit Anniversary
•	We first apply Performance Increases to each Income Value Percentage if your Contract Value (or Bonus Value, if applicable) has increased, and then we subtract 1% from each Income Value Percentage.
•	Next we calculate your annual maximum Income Focus Payment using these reduced Income Value Percentages. Your annual maximum Income Focus Payments will not increase after this date.
•	If your reduced annual maximum Income Focus Payment is $100 or more, we verify that your annual actual Income Focus Payment meets our minimum requirements (it must be either zero, or $100 or more – you cannot request an actual payment of $50). If it is not, we ask you to change either the payment amount, or the frequency.
A hypothetical example showing how Income Focus may be affected if you select the Charge Lock Option rider is provided in Appendix K.
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The Charge Lock Option rider ends on the earlier of the Business Day Income Focus ends, or the Last Performance Increase Date if you Contract Value equals zero.
NOTE:
•	Your Contract Value will continue to fluctuate with Investment Option performance after the Charge Lock Date.
•	The Charge Lock Option rider is not available in Illinois and may not be available through all broker dealers. For more information, please contact us or your Financial Professional.
•	If you select the Charge Lock Option rider, the reduction to Income Focus' benefits may be significant, and you may be better off either accepting the rider charge increase, or removing Income Focus from your Contract. You should consult with your Financial Professional before selecting the Charge Lock Option rider.
•	For Charge Lock Option riders issued in all states except Pennsylvania: Once you select the Charge Lock Option rider, you cannot later remove it from your Contract.

•	For Charge Lock Option riders issued in Pennsylvania: If you change your mind about having the Charge Lock Option rider, you can return the rider within ten days after receiving it and we treat it as if it had never been issued. If you return the Charge Lock Option rider this means we will increase your rider charge, but we will not reduce your Income Value Percentages.
•	If you select the Charge Lock Option rider before Income Focus Payments begin, then request to begin payments before the Last Performance Increase Date, you give up the opportunity to receive one last Performance Increase, which may further reduce your Income Focus Payments.
•	If you select the Charge Lock Option rider and the reduction to your Income Value Percentages causes your annual maximum Income Focus Payment to be less than $100, Income Focus ends. If this occurs on the Benefit Date, you will have paid for Income Focus without receiving any of its advantages.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING
Under Income Focus, we restrict your Investment Option selection and require you to allocate your Contract Value to the Investment Options listed below. By selecting this benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Focus's guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Performance Increases.
Income Focus (05.12) and (07.12) available Investment Options
AZL MVP Balanced Index Strategy Fund
AZL MVP BlackRock Global Allocation Fund
AZL MVP Franklin Templeton Founding Strategy Plus Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund AZL MVP Invesco Equity and Income Fund AZL MVP T. Rowe Price Capital Appreciation Fund PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.
While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions if they comply with the restrictions stated here. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options' performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
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WHEN INCOME FOCUS ENDS
Income Focus ends on the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	For riders issued in all states except California and New Jersey, the Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under "Covered Persons" in section 2.
•	The older Covered Person's 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Income Date you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by an Income Focus Payment.
•	The Benefit Date or a Benefit Anniversary if the annual maximum Income Focus Payment is less than $100. However, this does not apply if you have the Charge Lock Option rider, your Last Performance Increase Date is the Benefit Date or a Benefit Anniversary, and on the Last Performance Increase Date your annual maximum Income Focus Payment becomes less than $100.
•	Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Focus also continues. In New Jersey, if a surviving civil union partner is the sole Beneficiary and takes the additional death benefit payment option described in the Contract, Income Focus ends on the Business Day before the Income Date.
•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.
NOTE FOR RIDERS ISSUED IN CALIFORNIA AND NEW JERSEY: An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Focus ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased's spouse is a sole Beneficiary and continues the Contract, Income Focus ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Focus ends on the Business Day we receive his or her Valid Claim. For riders issued in New Jersey involving civil union partners, Income Focus and Income Focus Payments may end even earlier because Contract continuation is not allowed for a surviving civil union partner. This means that Income Focus Payments may end even if a Covered Person is still alive.

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APPENDIX J – PREVIOUS VERSIONS OF INCOME PROTECTOR AND INVESTMENT PROTECTOR

The benefit version identifier (for example, (05.11)) is located in your rider.
INCOME PROTECTOR
Benefit Version	Current rider charge	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
Income Protector (04.15) available on Contract Version A(1) and B from April 27, 2015 through April 22, 2016	1.40% for single and joint Lifetime Plus Payments	6%, which is 1.5% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%
Income Protector (10.12) available on Contract Version A(1) and B from October 15, 2012 through April 24, 2015	1.20% for single and joint Lifetime Plus Payments	6%, which is 1.5% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%
Income Protector (07.12) available on Contract Version A(1) and B from July 23, 2012 through October 12, 2012	1.10% for single and joint Lifetime Plus Payments	5%, which is 1.25% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%
Income Protector (05.12) available on Contract Version A(1) and B from April 30, 2012 through July 20, 2012	1.60% for single and joint Lifetime Plus Payments	7%, which is 1.75% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%
Income Protector (01.12) available on Contract Version A and B from January 23, 2012 through April 27, 2012 in all states except Oregon, and from February 22, 2012 through April 27, 2012 in Oregon only	1.60% for single and joint Lifetime Plus Payments	8%, which is 2% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%
Income Protector (05.11) available on Contract Version A and B from May 2, 2011 through January 20, 2012 in all states except Oregon, and from May 2, 2011 through February 21, 2012 in Oregon only	1.55% for single Lifetime Plus Payments, and 1.70% for joint	8%, which is 2% applied quarterly	30	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%
Income Protector (05.10) available on Contract Version A from May 3, 2010 through April 29, 2011	1.55% for single Lifetime Plus Payments, and 1.70% for joint	8%, which is 2% applied quarterly	20	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%
Income Protector (08.09) available on Contract Version A from July 22, 2009 through April 30, 2010	1.55% for single Lifetime Plus Payments, and 1.70% for joint	8%, which is 2% applied quarterly	20	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments 65 – 79 4.5% 80+ 5.5%
(1)	Available on Version A Contracts issued on or after April 1, 2009.
NOTE:

•	The minimum exercise age that Lifetime Plus Payments can begin is the youngest age listed in these Payment Percentages tables.
•	On the Rider Effective Date we establish your Contract's Annual Increase Percentage, Guarantee Years, and Payment Percentages and we cannot change these values while your benefit is in effect.

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The available Investment Options for Income Protector (05.11), (05.10) and (08.09) are different than what is stated in section 11.a, and are as follows:
Income Protector (05.11), (05.10) and (08.09) available Investment Options
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Enhanced Bond Index Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL Government Money Market Fund
AZL Invesco Equity and Income Fund
AZL MetWest Total Return Bond Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Fund
AZL Pyramis Total Bond Fund
BlackRock Global Allocation V.I. Fund

Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin High Income VIP Fund
Franklin Income VIP Fund
Franklin U.S. Government Securities VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
RCM Dynamic Multi-Asset Plus VIT Portfolio
Templeton Global Bond VIP Fund

INVESTMENT PROTECTOR
Benefit Version	Current rider charge	Earliest Anniversary used to determine the initial Target Value Date	Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
Investment Protector (04.15) available on Contract Version A(1) and B from April 27, 2015 through April 22, 2016	1.30%	Tenth Rider Anniversary	Fifth Rider Anniversary	80%
Investment Protector (07.13) available on Contract Version A(1) and B from July 22, 2013 through April 24, 2015	1.30%	Tenth Rider Anniversary	Fifth Rider Anniversary	80%
Investment Protector (07.12) available on Contract Version A(1) and B from July 9, 2012 through July 19, 2013	1.30%	Tenth Rider Anniversary	Fifth Rider Anniversary	100%
Investment Protector (01.12) available on Contract Version A(1) and B from April 30, 2012 through July 6, 2012, and on Contract Version A and B from January 23, 2012 through April 27, 2012	1.30%	Tenth Rider Anniversary	Fifth Rider Anniversary	100%
Investment Protector (05.10) available on Contract Version A and B from May 3, 2010 through January 20, 2012	1.25%	Tenth Rider Anniversary	Fifth Rider Anniversary	100%
Investment Protector (08.09) available on Contract Version A from July 22, 2009 through April 30, 2010	1.15%	Tenth Rider Anniversary	Fifth Rider Anniversary	95%
(1)	Available on Version A Contracts issued on or after April 1, 2009.

NOTE:  On the Rider Effective Date we establish your Contract's Earliest Anniversary, Future Anniversary, and Guarantee Percentage, and we cannot change these values while your benefit is in effect.

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For Investment Protector (01.12), (05.10), and (08.09), the Investment Option Groups and information on Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing are different than what is stated in section 11.b, and are as follows:
TABLE 1: Investment Protector Investment Option Groups
Group A
AZL Federated Clover Small Value Fund AZL Morgan Stanley Global Real Estate Fund AZL MVP Fusion Growth Fund AZL Oppenheimer Discovery Fund AZL Schroder Emerging Markets Equity Fund	AZL Small Cap Stock Index Fund Davis VA Financial Portfolio Franklin Founding Funds Allocation VIP Fund PIMCO VIT CommodityRealReturn Strategy Portfolio
Group B/X
AZL Balanced Index Strategy Fund
AZL BlackRock Capital Appreciation Fund
AZL Boston Company Research Growth Fund
AZL DFA Multi-Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL International Index Fund
AZL Invesco Equity and Income Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL MFS Mid Cap Value Fund
AZL MFS Value Fund
AZL Mid Cap Index Fund
AZL Multi-Manager Mid Cap Growth Fund

AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL NFJ International Value Fund
AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
Allianz NFJ Dividend Value VIT Portfolio
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Dividend Portfolio
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
Templeton Growth VIP Fund

Group Y
AZL Enhanced Bond Index Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL Pyramis Total Bond Fund
Franklin High Income VIP Fund
Franklin U.S. Government Securities VIP Fund
JP Morgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio

PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond VIP Fund

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On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in Groups A and B/X based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then use Table 2 value in the first column of Table 3 on the next page to determine the maximum Contract Value you can allocate to Investment Options in Group A and the minimum required in Group Y. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in Groups A and B/X, up to 20% in Group A, and you must have at least 30% in Group Y.
TABLE 2 : Investment Protector
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*	We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.
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The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A and B/X as follows.
TABLE 3: Investment Protector
When the maximum % of Contract Value allowed in Groups A and B/X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
30%	5%	70%
25%	5%	75%
20%	5%	80%
15%	5%	85%
10%	5%	90%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B/X, and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.
If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 10% or less to the Investment Options in the combined Groups A and B/X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.
Determining the Maximum Allowed and Minimum Required Group Allocation
Combined Groups A and B/X. The new maximum allowed allocation for Groups A and B/X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).
Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A and B/X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.
Group B/X. The new maximum allowed allocation for Group B/X is the new maximum allowed allocation for Groups A and B/X, less the new required allocation for Group A, computed as described next in this section.
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Determining the Required Group Allocation
On the Rider Effective Date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.
1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.
2.	Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for Group B/X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Group B/X to equal the new maximum allowed allocation. We then take the excess from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowed allocation) and apply it to Group Y.
3.	Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.
a)	If your future allocation instructions for Group B/X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Group B/X, plus the excess from Group A, subject to the new maximum allowed allocation for the Group B/X. We then apply any remaining excess allocation from Group A to Group Y.
b)	If your future allocation instructions for Group B/X are greater than or equal to the new maximum allowed allocation for this group, then we decrease the new required allocation for Group B/X to equal the new maximum allowed allocation. We then take any excess allocation from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.
The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for Group B/X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.
Determining the Required Allocation for Each Investment Option
We rebalance your Investment Options' Contract Value on each Quarterly Anniversary using the formula: a x (b / c)
where:
a =	The new required group allocation for the current Quarterly Anniversary.
b =	The required allocation for each Investment Option at the end of the prior Business Day.
c =	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.
NOTE:

•	For Contracts with the Bonus Option, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.
•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A and B/X by more than 15%.
•	Unless the maximum allowed allocation for combined Groups A and B/X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.
•	We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.
•	Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A and B/X never increases.
•	If you allocate less than the maximum allowed to combined Groups A and B/X, you may be subject to fewer Investment Option reallocations.

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APPENDIX K – CHARGE LOCK OPTION EXAMPLES

These hypothetical examples show how Income Protector and Income Focus may be affected if you select the Charge Lock Option rider. These examples are intended to help you understand the Charge Lock Option rider and are not intended to display values specific to any Contract.
INCOME PROTECTOR
This hypothetical example assumes you have yet not begun Lifetime Plus Payments, and do not choose to do so on the Charge Lock Date. Your Benefit Base on the Charge Lock Date (which is also your Last Increase Date) is $100,000, and the simple interest on your Annual Increase is 6%. Your current Income Protector rider charge is 1.20%, and we notify you that we intend to increase your rider charge to 1.45%. Assuming your Contract Value is never greater than your Annual Increase, the amount you would pay for the rider charge for one year would be $1,227 based on a 1.20% rider charge and a 6% simple interest increase to the Benefit Base. You are the only Covered Person, your current age is 66, and the current payment percentage for ages 65-79 is 4.5%.
If you accept the rider charge increase, your Annual Increase continues receiving 6% annual simple interest, 1.5% each quarter. Assuming your Contract Value is never greater than your Annual Increase, your Benefit Base on the next rider anniversary will be $106,000 and the available annual maximum Lifetime Plus Payment at that time would be $4,770 (4.5% x $106,000). The amount you pay for the annual rider charge for this next year will increase to $1,483 based on the 6% simple interest increase to your Benefit Base and the increase to the rider charge.
If instead you select the Charge Lock Option rider, we subtract 1% from the current payment percentage, so the new payment percentage for ages 65-79 will be 3.5%. Your Annual Increase will not receive simple interest after the Charge Lock Date. If you were to exercise Income Protector your annual maximum Lifetime Plus Payment will be $3,500 (3.5% x $100,000). This is a loss in payment of $1,270, and these Lifetime Plus Payments can never increase. Finally, the amount you pay for the annual rider charge will be $1,200 (1.20% x $100,000) and your rider charge percentage will never change.
In this example, if you select the Charge Lock Option rider instead of accepting the rider charge increase, your rider charge does not increase ($283 savings). However, your Lifetime Plus Payment decreases by $1,270.
INCOME FOCUS
This hypothetical example assumes you are the sole Covered Person, and you have already begun taking Income Focus Payments. On the Last Performance Increase Date you have one Income Value of $100,000 and its Income Value Percentage after application of the Performance Increase is 5.75%, so your annual maximum Income Focus Payment is $5,750 (5.75% x $100,000). Your current Income Focus rider charge is 1.30%, and we notify you that we intend to increase your rider charge to 1.55%. The amount you are currently paying for the annual rider charge before the increase is $1,300 (1.30% x $100,000).
If you accept the rider charge increase, your Income Value Percentage continues to be eligible for future Performance Increases and, assuming you take no Excess Withdrawals, you continue to be eligible to receive an annual maximum Income Focus Payment of at least $5,750 (5.75% x $100,000) for the rest of your life. The amount you pay for the annual rider charge will increase to $1,550 (1.55% x $100,000).
If instead you select the Charge Lock Option rider, we reduce your Income Value Percentage to 4.75%, which reduces your annual maximum Income Focus to $4,750 (4.75% x $100,000). This is a loss in payment of $1,000, and these Income Focus Payments can never increase. The amount you pay for the annual rider charge remains $1,300 and your rider charge percentage will never change.
In this example, if you select the Charge Lock Option rider instead of accepting the rider charge increase, your rider charge does not increase ($250 savings). However, your Income Focus Payment decreases by $1,000.

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APPENDIX L – ADDITIONAL EXPENSE EXAMPLES

The expense examples contained in the Fee Tables reflect the most expensive combination of benefits that are available to an Owner selecting a new benefit. However, for Contracts with the previously available Income Focus Rider, in example 1 (if you surrender your Contract) and example 3 (if you do not surrender your Contract), the most expensive combination of benefits in Year 1 are for the Base Contract with Bonus Option, Quarterly Value Death Benefit and Income Focus with joint payments (8.5% declining withdrawal charge, 2.00% M&E charge and a maximum rider charge of 2.95%). Here are additional example 1 and example 3 figures for these Contracts.
1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.86% (the maximum Investment Option operating expense)	$1,596	$3,063	$4,345	$7,064
0.49% (the minimum Investment Option operating expense)	$1,457	$2,665	$3,714	$5,972
3)	If you do not surrender your Contract.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.86% (the maximum Investment Option operating expense)	$746	$2,213	$3,645	$7,064
0.49% (the minimum Investment Option operating expense)	$607	$1,815	$3,014	$5,972

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FOR SERVICE OR MORE INFORMATION

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.
The SEC also maintains a website (www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:
Public Reference Section of the Commission
100 F Street, NE
Washington, DC 20549
OUR SERVICE CENTER
If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.
To send a check for an additional Purchase Payment (for Contracts issued in Connecticut, Florida, and New Jersey, and for Contracts issued from August 17, 2009 through April 26, 2013), or for general customer service, please mail to the appropriate address as follows:
Send an additional Purchase Payment with a check:	Send general customer service without a check:
REGULAR MAIL	REGULAR MAIL
Allianz Life Insurance Company of North America	Allianz Life Insurance Company of North America
NW5989	P.O. Box 561
P.O. Box 1450	Minneapolis, MN 55440-0561
Minneapolis, MN 55485-5989

OVERNIGHT, CERTIFIED, OR REGISTERED MAIL	OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of North America	Allianz Life Insurance Company of North America
NW5989	5701 Golden Hills Drive
1801 Parkview Drive	Golden Valley, MN 55416-1297
Shoreview, MN 55126

NOTE: Checks sent to the wrong address for additional Purchase Payments are forwarded to the 1801 Parkview Drive address listed above, which may delay processing.

To send information by email, please use this address: variableannuity@send.allianzlife.com. To send information over the web, please upload to your account on our website at: www.allianzlife.com. If you have questions about whether you can submit certain information by email or over the web, please contact our Service Center.

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PART B – SAI

Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016
STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ VISIONSM VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT
Issued on or prior to April 26, 2013 by
ALLIANZ LIFE® VARIABLE ACCOUNT B (the Separate Account) and
ALLIANZ LIFE INSURANCE COMPANY OF NORT1H AMERICA (Allianz Life, we, us, our)
This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.
The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:
Allianz Life Insurance Company of North America
P. O. Box 561
Minneapolis, MN 55440-0561
 (800) 624-0197

Table of Contents

Allianz Life…………………………………………………………….	2	Income Tax Withholding……………………………..	8
Experts…………………………………………………………………	2	Multiple Contracts…………………………………….	9
Legal Opinions………………………………………………………..	2	Partial 1035 Exchanges………………………………	9
Distributor……………………………………………………………..	2	Assignments, Pledges and Gratuitous Transfers….	9
Federal Tax Status…………………………………………………..	2	Death Benefits…………………………………………	9
Annuity Contracts in General……………………………………	3	Spousal Continuation and the Federal Defense of
Taxation of Annuities in General………………………………..	3	Marriage Act (DOMA)………………………….	9
Qualified Contracts……………………………………………….	4	Federal Estate Taxes…………………………………	10
Purchasing a Qualified Contract………………………………..	5	Generation-Skipping Transfer Tax………………….	10
Distributions Qualified Contracts………………………………..	6	Foreign Tax Credits…………………………………..	10
Distributions Non-Qualified Contracts………………………….	7	Possible Tax Law Changes………………………….	10
Required Distributions……………………………………………	7	Annuity Payments………………………………………..	10
Diversification……………………………………………………..	8	Annuity Payment Options……………………………	11
Owner Control…………………………………………………….	8	Annuity Units/Calculating Variable Annuity
Contracts Owned by Non-Individuals…………………………..	8	Payments………………………….…………….	12
Annuity Purchases by Nonresident Aliens and		Financial Statements…………………………………….	13
Foreign Corporations……………………...........................	8	Appendix A – Death of the Owner and/or Annuitant…	14
		Appendix B – Condensed Financial Information	17

Dated: April 25, 2016
VIS(VS10)SAI-0416

Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities and individual life insurance.
Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS

The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2015 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2015 and 2014 and for each of the years in the three-year period ended December 31, 2015, are included in Part C of the Registration Statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, also included in Part C, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, MN.

LEGAL OPINIONS

Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor.
We pay commissions for Contract sales. Allianz Life Financial passes through most of the commissions it receives to the selling firms. Allianz Life Financial received commissions for contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:
Calendar Year	Aggregate Amount of Commissions Paid to Allianz Life Financial	Aggregate Amount of Commissions Retained by Allianz Life Financial After Payments to Selling Firms
2013	$263,039,138.09	$0
2014	$232,295,443.17	$0
2015	$224,176,680.19	$0
Allianz Life Financial sells contracts issued by Allianz Life primarily through "wholesaling," in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 829 retail broker/dealers to sell its contracts. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 53 broker-dealer firms. These payments vary in amount. In 2015, the five firms receiving the largest payments, ranging from $1,175,423 to $6,676,609, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

Firm Name
LPL Financial Network
Wells Fargo
RCAP
AIG
National Planning Holdings

FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.
ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Internal Revenue Code (Code) for annuities.
These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).
If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract.
TAXATION OF ANNUITIES IN GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of withdrawals or as Annuity Payments. For a full withdrawal (total redemption), a partial withdrawal, or a death benefit, the recipient is taxed on the portion of the payment that exceeds your investment in the Contract (often referred to as cost basis). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there is generally no cost basis. The taxable portion of the withdrawal or annuity payment is taxed at ordinary income tax rates. For Non-Qualified Contracts, the taxable portion of a partial withdrawal is the portion of the payment considered to be gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any withdrawal charges, and the Contract's cost basis). For a full withdrawal, the amount received that exceeds the Contract's cost basis is taxable. Withdrawals, whether partial or full, and annuity payments may also be subject to an additional federal tax equal to 10% of the taxable amount.
For variable Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for variable Annuity Payments is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). For fixed Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income is determined by an exclusion ratio. We determine the exclusion ratio for fixed Annuity Payments by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the expected return anticipated to be paid as fixed Annuity Payments (which is determined by Treasury Regulations). We determine the amount of each fixed Annuity Payment that is excluded from income by multiplying the fixed Annuity Payment by the exclusion ratio. Fixed Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the exclusion amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Generally, Annuity Payments from Qualified Contracts are fully taxable. Annuity Payments that are qualified distributions from Roth IRAs are income tax free. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.
QUALIFIED CONTRACTS
If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.
A Qualified Contract does not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.
Types of Qualified Contracts
We may issue the following types of Qualified Contracts.
•	Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner's income. You cannot make contributions once the Owner reaches age 70½. Contributions may be tax deductible based on the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.
•	Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner's income. Contributions are also limited or prohibited if the Owner's income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.
Conversions to a Roth IRA from a Traditional IRA or other eligible qualified retirement plan are permitted regardless of an individual's income. A conversion to a Roth IRA results in a taxable event, but not a 10% additional federal tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).
Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59½, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).
Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% additional federal tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.
•	Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA Contracts must satisfy the required minimum distribution rules that apply to a beneficiary. Inherited IRA Contracts are not currently available under this Contract. However, that may change in the future.
•	Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
Qualified Plans: Pension and Profit-Sharing Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans.
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions.
Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.
PURCHASING A QUALIFIED CONTRACT
The Contract is designed to be used under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The tax rules regarding qualified plans are very complex and have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.
On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex.
Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.
Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 7, Taxes – Distributions – Qualified Contracts.
An IRA to IRA indirect rollover can occur only once in any twelve month period from all of the IRAs you currently own.
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

DISTRIBUTIONS – QUALIFIED CONTRACTS
Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.
Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:
1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59½;
2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)	distributions paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
4)	distributions made to you after separation from service after reaching age 55 (does not apply to IRAs);
5)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
6)	distributions made on account of an IRS levy upon the Qualified Contract;
7)	distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
10)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
11)	distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.
With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59½ or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner's lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70½. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70½ or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% additional federal tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70½ or older, you should consult with a tax adviser before taking a partial withdrawal.
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

DISTRIBUTIONS – NON-QUALIFIED CONTRACTS
You, as an individual Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Annuity Payments.
Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Lifetime Plus Payments and Income Focus Payments are treated as partial withdrawals. While the Benefit Base is greater than the Contract Value, if you begin receiving Lifetime Plus Payments or Income Focus Payments, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the Benefit Base immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.
If you take an annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) should be treated as annuity payments (and not withdrawals) for tax purposes. Upon annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid your total Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.
Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for amounts:
1)	paid on or after you reach age 59½;
2)	paid after you die;
3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)	paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
5)	paid as annuity payments under an immediate annuity; or
6)	that come from Purchase Payments made before August 14, 1982.
With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non‑Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Annuitant dies on or after a Full Annuitization, but before distribution of the entire Contract's interest, the entire Contract's interest must be distributed at least as rapidly as under the distribution method being used as of the Annuitant's date of death; and (b) if any Owner (or the Annuitant if the Owner is a non-individual) dies before a Full Annuitization, the Contract's entire interest must be distributed within five years after the Owner's date of death. These requirements are satisfied as to any part of an Owner's interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary's life, or over a period not extending beyond that Beneficiary's life expectancy, provided that distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the deceased Owner's surviving spouse, the surviving spouse can continue the Contract as the new Owner.
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.
Other rules may apply to Qualified Contracts.
DIVERSIFICATION
Code Section 817(h) imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department (Treasury Department). If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. The Code contains a safe harbor provision which provides that annuity contracts, such as this Contract, meet the diversification standards if, as of the end of each quarter, the Contract's underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.
Treasury Regulations (Treasury Reg. 1.817-5) amplify the Code's diversification standards for variable contracts and provide an alternative to this safe harbor provision. We intend that all Contract Investment Options be managed by the investment advisers so that they comply with these diversification standards.
OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner's control of the Separate Account's investments may cause the Owner to be treated as the owner of the Separate Account's assets, which would cause the Contract to lose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account's assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area and some of our Contracts' features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the Investment Options have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.
CONTRACTS OWNED BY NON-INDIVIDUALS
When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.
ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents are generally subject to 30% federal withholding tax on distributions, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners' country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
INCOME TAX WITHHOLDING
Any part of a distribution that is included in the Owner's gross income is subject to federal income tax withholding. Generally, we withhold amounts from periodic payments at the same rate as wages, and we withhold 10% from non-periodic payments. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.
Certain distributions from retirement plans qualified under Code Section 401, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:
•	a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
•	required minimum distributions; or
•	any part of a distribution not included in gross income (for example, returns of after-tax contributions); or
•	hardship withdrawals.
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

Participants should consult a tax adviser regarding withholding requirements.
MULTIPLE CONTRACTS
Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution's tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of distribution from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.
PARTIAL 1035 EXCHANGES
Code Section 1035 provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. IRS guidance however, confirmed that the direct transfer of a part of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 180 days of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before partial exchanging an annuity contract.
ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. Qualified Contracts generally cannot be assigned or pledged. For Non-Qualified Contracts, the Contract's cost basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than their spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the Contract's cost basis at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract is increased to reflect the increase in the transferor's income.
The transfer or assignment of Contract ownership, the designation of an Annuitant, the selection of certain Income Dates, or a Contract exchange may result in other tax consequences that are not discussed here. An Owner should consult a tax adviser before requesting a transfer, assignment, or exchange.
DEATH BENEFITS
Generally, any death benefit is taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments.
SPOUSAL CONTINUATION AND THE FEDERAL DEFENSE OF MARRIAGE ACT (DOMA)
Before June 26, 2013, pursuant to Section 3 of DOMA, same-sex marriages were not recognized for purposes of federal law. On that date, the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional. Valid same-sex marriages are now recognized under federal law for tax purposes.
The IRS has clarified its position regarding when a same-sex marriage will be recognized for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Depending on the state in which your Contract is issued, we may offer certain spousal benefits to same-sex civil union couples, domestic partners or spouses. You should be aware, however, that, if state law does not recognize the civil union or registered domestic partnership as a marriage, we cannot permit the surviving partner/spouse to continue the Contract within the meaning of the federal tax law.
Same-sex civil union couples, domestic partners and spouses should contact their financial professional and a qualified tax adviser regarding their personal tax situation, the implications of any Contract benefits based on a spousal relationship, and their partner's/spouse's rights and benefits under the Contract.
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the Contract's federal estate tax implications, an Owner should keep in mind the annuity contract's value payable to a Beneficiary upon the Owner's death is included in the deceased Owner's gross estate. Depending on the annuity contract, the annuity's value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
GENERATION-SKIPPING TRANSFER TAX
The Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.
POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract's tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

ANNUITY PAYMENTS

We base Annuity Payments on your Contract Value. We guarantee the dollar amount of fixed Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option 3. If you request fixed Annuity Payments, the amount of Contract Value that you apply to fixed Annuity Payments is placed in our general account and does not participate in the Investment Options' performance. Fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. Your Contract's fixed Annuity Payment rates are guaranteed and we cannot use lower rates.
Variable payments are not predetermined and the dollar amount varies with your selected Investment Options' performance. We use annuity units to determine your variable Annuity Payment amount.
Annuity Payments end upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	When the Contract ends.
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

ANNUITY PAYMENT OPTIONS
The Annuity Payment Options are briefly described in prospectus section 11 – The Annuity Phase, and we included additional information that you may find helpful here.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant's death. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we make any lump sum payment on a Full Annuitization. There are no additional costs associated with a lump sum payment.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available under a Partial Annuitization.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant's death. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available under a Partial Annuitization.
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option.
For variable Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
(A) =	annuity unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.
(B) =	The amount applied to variable Annuity Payments on the Income Date.
(C) =	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
(D) =	The number of annuity units used in determining each variable Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
(E) =	Dollar value of first variable Annuity Payment.
(F) =	Number of variable Annuity Payments made since the Income Date.
We base this calculation upon the allocation of annuity units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.
EXAMPLE
•	The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
•	The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
•	Assume the annuity unit value on the Income Date is $12, then the number of annuity units used in determining each Annuity Payment is: $615 / $12 = 51.25 (item "D").
•	The Owner who is also the Annuitant dies after receiving 62 Annuity Payments (item "F") and the annuity unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item "A").
We calculate the refund as follows:
(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =
 10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30
ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS
The first variable Annuity Payment is equal to the Contract Value you apply to variable Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for your selected Annuity Option.
We then purchase a fixed number of annuity units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among your selected Investment Options' subaccounts according to your future Purchase Payment allocation instructions. We then divide the Annuity Payment amount in each subaccount by the subaccount's annuity unit value.
We determine the annuity unit value on each Business Day as follows:
•	we multiply the annuity unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
•	divide by the assumed net investment factor for the current Business Day.
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

The assumed net investment factor for the current Business Day is one plus the annual assumed investment rate (AIR) adjusted to reflect the number of calendar days that lapsed since the immediately preceding Business Day. We allow an AIR of 3%, 5% or 7% based on your selection and applicable state law.
Thereafter, the number of subaccount annuity units remains unchanged unless you make a transfer. However, the number of annuity units changes if Annuity Option 3 is in effect, one Annuitant dies, and you requested Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect your selected payment frequency.
The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the subaccount's number of annuity units by the annuity unit value on the payment date.

FINANCIAL STATEMENTS

The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2015 are included in Part C of the Registration Statement and are incorporated herein by reference. The financial statements should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2015 are also included in Part C of the Registration Statement and are incorporated herein by reference.
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

APPENDIX A – DEATH OF THE OWNER AND/OR ANNUITANT

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
UPON THE DEATH OF A SOLE OWNER
Action under any portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
• We pay a death benefit to the Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract.  If you selected a Target Date Benefit or Investment Protector, this benefit ends unless the Contract is continued by a surviving spouse. If you selected a Lifetime Benefit, Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by a surviving spouse who is also both a Beneficiary and Covered Person. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
• The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Quarterly Anniversary Value under the Quarterly Value Death Benefit.
• If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
– we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse's Beneficiary(s),
– the surviving spouse becomes the new Owner, and
– the Accumulation Phase continues.

• The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
• If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
• If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
– Annuity Option 1 or 3, payments end.
– Annuity Option 2 or 4, payments end either when the guaranteed period expires, or when we pay any final lump sum.
– Annuity Option 5,  payments end and the Payee may receive a lump sum refund.
• If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

UPON THE DEATH OF A JOINT OWNER (NOTE: Joint Owners cannot take Partial Annuitizations)
Action under any portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
• The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
• We pay a death benefit to the surviving Joint Owner unless he or she is the surviving spouse and continues the Contract. If you selected a Target Date Benefit or Investment Protector, this benefit ends unless the Contract is continued by the surviving Joint Owner who is also a surviving spouse. If you selected a Lifetime Benefit, Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by the surviving Joint Owner who is also both the surviving spouse and a Covered Person. This means lifetime payments may end even if a Covered Person is still alive. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
• The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Quarterly Anniversary Value under the Quarterly Value Death Benefit.
• If a surviving Joint Owner who is also a surviving spouse continues the Contract, as of the end of the Business Day we receive their Valid Claim:
– we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse's Beneficiary(s),
– the surviving Joint Owner/spouse becomes the new Owner, and
– the Accumulation Phase continues.

• If we are still required to make Annuity Payments under the selected Annuity Option, the surviving Joint Owner becomes the sole Owner.
• If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
• If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
– Annuity Option 1  or 3, payments end.
– Annuity Option 2 or 4, payments end either when the guaranteed period expires, or when we pay any final lump sum.
– Annuity Option 5,  payments end and the Payee may receive a lump sum refund.
• If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

UPON THE DEATH OF AN ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action under any portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
• If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we do not pay a death benefit. The Owner can name a new Annuitant subject to our approval.
• If the deceased Annuitant was a sole Owner, we pay a death benefit as discussed in the "Upon the Death of a Sole Owner" table. If the Contract is continued by a suviving spouse, the new spouse Owner can name a new Annuitant subject to our approval.
• If the deceased Annuitant was a Joint Owner , we pay a death benefit as discussed in the "Upon the Death of a Joint Owner" table. If the Contract is continued by a suviving Joint Owner who is also a surviving spouse, the surviving Joint Owner can name a new Annuitant subject to our approval.
• If the Contract is owned by a non-individual, we treat the death of the Annuitant as the death of a sole Owner, and we pay a death benefit as discussed in the "Upon the Death of a Sole Owner" table. NOTE: For non-individually owned Contracts, spousal continuation is only available if the Contract is Qualified, owned by a qualified plan or a custodian, and the suviving spouse is named as the sole contingent Beneficiary.

• If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
– Annuity Option 1  or 3, payments end.
– Annuity Option 2 or 4, payments end either when the guaranteed period expires, or when we pay any final lump sum.
– Annuity Option 5, payments end and the Payee may receive a lump sum refund.
• If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new sole Owner.
• If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

UPON THE DEATH OF THE ANNUITANT DURING THE ANNUITY PHASE AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: We only allow joint Annuitants on Full Annuitization)
• Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant . Under Annuity Option 4, Annuity Payments to the Payee continue untile either the guaranteed period expires, or when we pay any final lump sum.

•   No death benefit is payable.
•   If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new Owner.
•   If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

APPENDIX B – CONDENSED FINANCIAL INFORMATION

The financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.
Accumulation unit value (AUV) information corresponding to the highest and lowest combination of M&E charges for the Contract as of the end of the most recent calendar year are found in the prospectus – Appendix B. A separate rider charge may also apply to your Contract if you select Income Protector, Income Focus or Investment Protector, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. AUV information for the additional combinations of charges are found below.
This information should be read in conjunction with the financial statements and related Separate Account notes that are included in Part C of the Registration Statement.
Base Contract and Optional Benefits as follows:	M&E Charge
Quarterly Value Death Benefit	1.70%
Bonus Option	1.70%
Short Withdrawal Charge Option	1.65%
No Withdrawal Charge Option	1.75%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	1.95%
Quarterly Value Death Benefit and No Withdrawal Charge Option	2.05%

Base Contract with Lifetime Plus Benefit (available from May 1, 2007 through January 23, 2009) and Optional Benefits:	Payment Type	M&E Charge(1)	M&E Charge(2)
Without Optional Benefits	single	2.10%	2.60%
Quarterly Value Death Benefit	single	2.40%	2.90%
Bonus Option	single	2.40%	2.90%
Short Withdrawal Charge Option	single	2.35%	2.85%
No Withdrawal Charge Option	single	2.45%	2.95%
Quarterly Value Death Benefit and Bonus Option	single	2.70%	3.20%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	single	2.65%	3.15%
Quarterly Value Death Benefit and No Withdrawal Charge Option	single	2.75%	3.25%
Without Optional Benefits	joint	2.25%	2.75%
Quarterly Value Death Benefit	joint	2.55%	3.05%
Bonus Option	joint	2.55%	3.05%
Short Withdrawal Charge Option	joint	2.50%	3.00%
No Withdrawal Charge Option	joint	2.60%	3.10%
Quarterly Value Death Benefit and Bonus Option	joint	2.85%	3.35%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	joint	2.80%	3.30%
Quarterly Value Death Benefit and No Withdrawal Charge Option	joint	2.90%	3.40%

Base Contract with Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (both available from January 26, 2009 through March 31, 2009) and Optional Benefits:	Payment Type	M&E Charge(1)	M&E Charge(2)
Without Optional Benefits	single	2.35%	2.60%
Quarterly Value Death Benefit	single	2.65%	2.90%
Bonus Option	single	2.65%	2.90%
Short Withdrawal Charge Option	single	2.60%	2.85%
No Withdrawal Charge Option	single	2.70%	2.95%
Quarterly Value Death Benefit and Bonus Option	single	2.95%	3.20%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	single	2.90%	3.15%
Quarterly Value Death Benefit and No Withdrawal Charge Option	single	3.00%	3.25%
Without Optional Benefits	joint	2.50%	2.75%
Quarterly Value Death Benefit	joint	2.80%	3.05%
Bonus Option	joint	2.80%	3.05%
Short Withdrawal Charge Option	joint	2.75%	3.00%
No Withdrawal Charge Option	joint	2.85%	3.10%
Quarterly Value Death Benefit and Bonus Option	joint	3.10%	3.35%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	joint	3.05%	3.30%
Quarterly Value Death Benefit and No Withdrawal Charge Option	joint	3.15%	3.40%

Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

Base Contract with Lifetime Plus II Benefit
(available from November 12, 2007 through January 23, 2009)
or Lifetime Plus 10 Benefit
(available from July 17, 2008 through  January 23, 2009)
and Optional Benefits:
	Payment Type	M&E Charge(1) (before payments begin)	M&E Charge(1) (after payments begin)	M&E Charge(2) (before payments begin)	M&E Charge(2) (after payments begin)
Without Optional Benefits	single	2.20%	2.10%	2.60%	2.50%
Quarterly Value Death Benefit	single	2.50%	2.40%	2.90%	2.80%
Bonus Option	single	2.50%	2.40%	2.90%	2.80%
Short Withdrawal Charge Option	single	2.45%	2.35%	2.85%	2.75%
No Withdrawal Charge Option	single	2.55%	2.45%	2.95%	2.85%
Quarterly Value Death Benefit and Bonus Option	single	2.80%	2.70%	3.20%	3.10%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	single	2.75%	2.65%	3.15%	3.05%
Quarterly Value Death Benefit and No Withdrawal Charge Option	single	2.85%	2.75%	3.25%	3.15%
Without Optional Benefits	joint	2.35%	2.25%	2.75%	2.65%
Quarterly Value Death Benefit	joint	2.65%	2.55%	3.05%	2.95%
Bonus Option	joint	2.65%	2.55%	3.05%	2.95%
Short Withdrawal Charge Option	joint	2.60%	2.50%	3.00%	2.90%
No Withdrawal Charge Option	joint	2.70%	2.60%	3.10%	3.00%
Quarterly Value Death Benefit and Bonus Option	joint	2.95%	2.85%	3.35%	3.25%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	joint	2.90%	2.80%	3.30%	3.20%
Quarterly Value Death Benefit and No Withdrawal Charge Option	joint	3.00%	2.90%	3.40%	3.30%
(1)	Had no qualifying event or had a qualifying event, but declined the M&E charge increase.
(2)	Had a qualifying event and accepted the M&E charge increase.
NOTE: A qualifying event is the reset of a Lifetime Benefit's guaranteed value or an automatic annual Lifetime Plus Payment increase that occurred on or after April 29, 2013.

Base Contract with Target Date Retirement Benefit (available from March 17, 2008 through January 23, 2009) and Optional Benefits:	M&E Charge	Base Contract with Target Date 10 Benefit (available from January 26, 2009 through March 31, 2009) and Optional Benefits:	M&E Charge
Without Optional Benefits	1.80%	Without Optional Benefits	1.95%
Quarterly Value Death Benefit	2.10%	Quarterly Value Death Benefit	2.25%
Bonus Option	2.10%	Bonus Option	2.25%
Short Withdrawal Charge Option	2.05%	Short Withdrawal Charge Option	2.20%
No Withdrawal Charge Option	2.15%	No Withdrawal Charge Option	2.30%
Quarterly Value Death Benefit and Bonus Option	2.40%	Quarterly Value Death Benefit and Bonus Option	2.55%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	2.35%	Quarterly Value Death Benefit and Short Withdrawal Charge Option	2.50%
Quarterly Value Death Benefit and No Withdrawal Charge Option	2.45%	Quarterly Value Death Benefit and No Withdrawal Charge Option	2.60%

Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

(Number of Accumulation Units in thousands)
M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Allianz NFJ Dividend Value VIT Portfolio
1.65%
12/31/2014  N/A14.12151
12/31/2015  14.12112.66035
1.70%
12/31/2014  N/A14.1056
12/31/2015  14.10512.63914
1.75%
12/31/2014  N/A14.0886
12/31/2015  14.08812.6187
1.95%
12/31/2014  N/A14.02311
12/31/2015  14.02312.5344
2.05%
12/31/2014  N/A13.9900
12/31/2015  13.99012.4920
AZL Balanced Index Strategy Fund
1.65%
12/31/2009  N/A10.030187
12/31/2010  10.03010.9011560
12/31/2011  10.90110.9822893
12/31/2012  10.98211.9133012
12/31/2013  11.91313.2333068
12/31/2014  13.23313.8122974
12/31/2015  13.81213.5882447
1.70%
12/31/2009  N/A10.029144
12/31/2010  10.02910.8951290
12/31/2011  10.89510.9702322
12/31/2012  10.97011.8942383
12/31/2013  11.89413.2052352
12/31/2014  13.20513.7762274
12/31/2015  13.77613.5462155
1.75%
12/31/2009  N/A10.02831
12/31/2010  10.02810.888140
12/31/2011  10.88810.958295
12/31/2012  10.95811.875282
12/31/2013  11.87513.178282
12/31/2014  13.17813.741280
12/31/2015  13.74113.504260
1.80%
12/31/2009  N/A10.0271379
12/31/2010  10.02710.8821435
12/31/2011  10.88210.9461549
12/31/2012  10.94611.8561597
12/31/2013  11.85613.1501950
12/31/2014  13.15013.7052045
12/31/2015  13.70513.4622324

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2009  N/A10.024532
12/31/2010  10.02410.863872
12/31/2011  10.86310.9101404
12/31/2012  10.91011.7991536
12/31/2013  11.79913.0671730
12/31/2014  13.06713.5991870
12/31/2015  13.59913.3371630
2.05%
12/31/2009  N/A10.022796
12/31/2010  10.02210.850868
12/31/2011  10.85010.886516
12/31/2012  10.88611.762546
12/31/2013  11.76213.013645
12/31/2014  13.01313.528596
12/31/2015  13.52813.255786
2.10%
12/31/2009  N/A10.021820
12/31/2010  10.02110.8431066
12/31/2011  10.84310.8741252
12/31/2012  10.87411.7431930
12/31/2013  11.74312.9862249
12/31/2014  12.98613.4932465
12/31/2015  13.49313.2143229
2.15%
12/31/2009  N/A10.02079
12/31/2010  10.02010.83749
12/31/2011  10.83710.86247
12/31/2012  10.86211.72452
12/31/2013  11.72412.95866
12/31/2014  12.95813.45869
12/31/2015  13.45813.17358
2.20%
12/31/2009  N/A10.019497
12/31/2010  10.01910.830481
12/31/2011  10.83010.850472
12/31/2012  10.85011.705441
12/31/2013  11.70512.931464
12/31/2014  12.93113.423467
12/31/2015  13.42313.132556
2.25%
12/31/2009  N/A10.018317
12/31/2010  10.01810.824298
12/31/2011  10.82410.839295
12/31/2012  10.83911.687298
12/31/2013  11.68712.904325
12/31/2014  12.90413.388325
12/31/2015  13.38813.092366
2.30%
12/31/2009  N/A10.01711
12/31/2010  10.01710.81714
12/31/2011  10.81710.82716
12/31/2012  10.82711.66813
12/31/2013  11.66812.87712
12/31/2014  12.87713.35416
12/31/2015  13.35413.05123
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
12/31/2009  N/A10.0161477
12/31/2010  10.01610.8111438
12/31/2011  10.81110.8151529
12/31/2012  10.81511.6491501
12/31/2013  11.64912.8501438
12/31/2014  12.85013.3191380
12/31/2015  13.31913.0111324
2.40%
12/31/2009  N/A10.015183
12/31/2010  10.01510.804271
12/31/2011  10.80410.803323
12/31/2012  10.80311.631347
12/31/2013  11.63112.823352
12/31/2014  12.82313.284427
12/31/2015  13.28412.971411
2.45%
12/31/2009  N/A10.014190
12/31/2010  10.01410.798210
12/31/2011  10.79810.791203
12/31/2012  10.79111.612202
12/31/2013  11.61212.796212
12/31/2014  12.79613.250166
12/31/2015  13.25012.931215
2.50%
12/31/2009  N/A10.0131439
12/31/2010  10.01310.7921483
12/31/2011  10.79210.7791457
12/31/2012  10.77911.5941389
12/31/2013  11.59412.7691182
12/31/2014  12.76913.2161096
12/31/2015  13.21612.8911114
2.55%
12/31/2009  N/A10.013142
12/31/2010  10.01310.785124
12/31/2011  10.78510.768112
12/31/2012  10.76811.575119
12/31/2013  11.57512.743143
12/31/2014  12.74313.181182
12/31/2015  13.18112.851132
2.60%
12/31/2009  N/A10.012456
12/31/2010  10.01210.779484
12/31/2011  10.77910.756406
12/31/2012  10.75611.557348
12/31/2013  11.55712.716404
12/31/2014  12.71613.147481
12/31/2015  13.14712.811516
2.65%
12/31/2009  N/A10.011687
12/31/2010  10.01110.772644
12/31/2011  10.77210.744638
12/31/2012  10.74411.538596
12/31/2013  11.53812.689555
12/31/2014  12.68913.113541
12/31/2015  13.11312.771476

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
12/31/2009  N/A10.01059
12/31/2010  10.01010.76659
12/31/2011  10.76610.73251
12/31/2012  10.73211.52049
12/31/2013  11.52012.66375
12/31/2014  12.66313.07964
12/31/2015  13.07912.73259
2.75%
12/31/2009  N/A10.009413
12/31/2010  10.00910.759436
12/31/2011  10.75910.721337
12/31/2012  10.72111.501315
12/31/2013  11.50112.636265
12/31/2014  12.63613.045351
12/31/2015  13.04512.692326
2.80%
12/31/2009  N/A10.008263
12/31/2010  10.00810.753258
12/31/2011  10.75310.709247
12/31/2012  10.70911.483252
12/31/2013  11.48312.610264
12/31/2014  12.61013.011228
12/31/2015  13.01112.653201
2.85%
12/31/2009  N/A10.00772
12/31/2010  10.00710.74778
12/31/2011  10.74710.69774
12/31/2012  10.69711.46574
12/31/2013  11.46512.58396
12/31/2014  12.58312.97772
12/31/2015  12.97712.61471
2.90%
12/31/2009  N/A10.006145
12/31/2010  10.00610.740149
12/31/2011  10.74010.685117
12/31/2012  10.68511.446117
12/31/2013  11.44612.557154
12/31/2014  12.55712.944174
12/31/2015  12.94412.575188
2.95%
12/31/2009  N/A10.005269
12/31/2010  10.00510.734255
12/31/2011  10.73410.674208
12/31/2012  10.67411.428189
12/31/2013  11.42812.531184
12/31/2014  12.53112.910136
12/31/2015  12.91012.536127
3.00%
12/31/2009  N/A10.0044
12/31/2010  10.00410.7274
12/31/2011  10.72710.6624
12/31/2012  10.66211.4106
12/31/2013  11.41012.5049
12/31/2014  12.50412.87735
12/31/2015  12.87712.49750
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
12/31/2009  N/A10.00372
12/31/2010  10.00310.72185
12/31/2011  10.72110.65067
12/31/2012  10.65011.39282
12/31/2013  11.39212.47873
12/31/2014  12.47812.84379
12/31/2015  12.84312.45994
3.10%
12/31/2009  N/A10.00217
12/31/2010  10.00210.71518
12/31/2011  10.71510.63912
12/31/2012  10.63911.37410
12/31/2013  11.37412.45215
12/31/2014  12.45212.81022
12/31/2015  12.81012.42018
3.15%
12/31/2009  N/A10.0010
12/31/2010  10.00110.7080
12/31/2011  10.70810.6270
12/31/2012  10.62711.3550
12/31/2013  11.35512.4263
12/31/2014  12.42612.77712
12/31/2015  12.77712.38213
3.20%
12/31/2013  N/A13.9372
12/31/2014  13.93714.3239
12/31/2015  14.32313.8746
3.25%
12/31/2013  N/A13.9060
12/31/2014  13.90614.2840
12/31/2015  14.28413.8290
3.30%
12/31/2013  N/A12.3480
12/31/2014  12.34812.6781
12/31/2015  12.67812.2670
3.35%
12/31/2013  N/A13.8430
12/31/2014  13.84314.2060
12/31/2015  14.20613.7391
3.40%
12/31/2013  N/A13.8120
12/31/2014  13.81214.1670
12/31/2015  14.16713.6940
AZL BlackRock Capital Appreciation Fund
1.65%
12/31/2007  N/A13.02328
12/31/2008  13.0238.15069
12/31/2009  8.15010.859104
12/31/2010  10.85912.732402
12/31/2011  12.73211.383869
12/31/2012  11.38312.7331091
12/31/2013  12.73316.713930
12/31/2014  16.71317.937815
12/31/2015  17.93718.744575

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
12/31/2007  N/A13.00567
12/31/2008  13.0058.135100
12/31/2009  8.13510.834205
12/31/2010  10.83412.696554
12/31/2011  12.69611.345808
12/31/2012  11.34512.6841038
12/31/2013  12.68416.6411122
12/31/2014  16.64117.851904
12/31/2015  17.85118.644799
1.75%
12/31/2009  N/A10.8091
12/31/2010  10.80912.66046
12/31/2011  12.66011.30885
12/31/2012  11.30812.63680
12/31/2013  12.63616.56872
12/31/2014  16.56817.76567
12/31/2015  17.76518.54438
1.80%
12/31/2008  N/A8.10680
12/31/2009  8.10610.784631
12/31/2010  10.78412.624692
12/31/2011  12.62411.270628
12/31/2012  11.27012.588601
12/31/2013  12.58816.497469
12/31/2014  16.49717.679405
12/31/2015  17.67918.446268
1.95%
12/31/2007  N/A12.9185
12/31/2008  12.9188.06110
12/31/2009  8.06110.708402
12/31/2010  10.70812.517547
12/31/2011  12.51711.158606
12/31/2012  11.15812.443692
12/31/2013  12.44316.283531
12/31/2014  16.28317.424457
12/31/2015  17.42418.153365
2.05%
12/31/2008  N/A8.03231
12/31/2009  8.03210.658154
12/31/2010  10.65812.447225
12/31/2011  12.44711.084307
12/31/2012  11.08412.348321
12/31/2013  12.34816.143252
12/31/2014  16.14317.257190
12/31/2015  17.25717.960139
2.10%
12/31/2007  N/A12.8670
12/31/2008  12.8678.016102
12/31/2009  8.01610.633689
12/31/2010  10.63312.411720
12/31/2011  12.41111.046667
12/31/2012  11.04612.301607
12/31/2013  12.30116.073551
12/31/2014  16.07317.173465
12/31/2015  17.17317.864344
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.15%
12/31/2008  N/A8.0024
12/31/2009  8.00210.60914
12/31/2010  10.60912.37614
12/31/2011  12.37611.01010
12/31/2012  11.01012.2549
12/31/2013  12.25416.0049
12/31/2014  16.00417.0918
12/31/2015  17.09117.7706
2.20%
12/31/2007  N/A12.8320
12/31/2008  12.8327.987139
12/31/2009  7.98710.583831
12/31/2010  10.58312.341839
12/31/2011  12.34110.973891
12/31/2012  10.97312.206830
12/31/2013  12.20615.934745
12/31/2014  15.93417.007677
12/31/2015  17.00717.674579
2.25%
12/31/2007  N/A12.8150
12/31/2008  12.8157.97267
12/31/2009  7.97210.559601
12/31/2010  10.55912.306634
12/31/2011  12.30610.936614
12/31/2012  10.93612.160587
12/31/2013  12.16015.865488
12/31/2014  15.86516.925432
12/31/2015  16.92517.580372
2.30%
12/31/2009  N/A10.53413
12/31/2010  10.53412.27113
12/31/2011  12.27110.90014
12/31/2012  10.90012.11311
12/31/2013  12.11315.79612
12/31/2014  15.79616.8437
12/31/2015  16.84317.4869
2.35%
12/31/2007  N/A12.7810
12/31/2008  12.7817.943231
12/31/2009  7.94310.5091173
12/31/2010  10.50912.2361081
12/31/2011  12.23610.8641062
12/31/2012  10.86412.0671001
12/31/2013  12.06715.728903
12/31/2014  15.72816.762806
12/31/2015  16.76217.393680
2.40%
12/31/2007  N/A12.7640
12/31/2008  12.7647.92985
12/31/2009  7.92910.485488
12/31/2010  10.48512.201582
12/31/2011  12.20110.827444
12/31/2012  10.82712.020434
12/31/2013  12.02015.659351
12/31/2014  15.65916.681319
12/31/2015  16.68117.301311

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
12/31/2007  N/A12.7470
12/31/2008  12.7477.91450
12/31/2009  7.91410.460240
12/31/2010  10.46012.167254
12/31/2011  12.16710.791247
12/31/2012  10.79111.974279
12/31/2013  11.97415.592206
12/31/2014  15.59216.601162
12/31/2015  16.60117.209136
2.50%
12/31/2007  N/A12.7300
12/31/2008  12.7307.89992
12/31/2009  7.89910.436778
12/31/2010  10.43612.132759
12/31/2011  12.13210.755779
12/31/2012  10.75511.928781
12/31/2013  11.92815.524688
12/31/2014  15.52416.521588
12/31/2015  16.52117.117496
2.55%
12/31/2007  N/A12.7130
12/31/2008  12.7137.88536
12/31/2009  7.88510.412287
12/31/2010  10.41212.098290
12/31/2011  12.09810.720314
12/31/2012  10.72011.883355
12/31/2013  11.88315.457303
12/31/2014  15.45716.441204
12/31/2015  16.44117.026190
2.60%
12/31/2007  N/A12.6960
12/31/2008  12.6967.87081
12/31/2009  7.87010.387240
12/31/2010  10.38712.064248
12/31/2011  12.06410.684236
12/31/2012  10.68411.837236
12/31/2013  11.83715.390153
12/31/2014  15.39016.361164
12/31/2015  16.36116.935140
2.65%
12/31/2007  N/A12.6790
12/31/2008  12.6797.85677
12/31/2009  7.85610.363592
12/31/2010  10.36312.029621
12/31/2011  12.02910.648598
12/31/2012  10.64811.792605
12/31/2013  11.79215.323509
12/31/2014  15.32316.282466
12/31/2015  16.28216.845413
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
12/31/2007  N/A12.6620
12/31/2008  12.6627.84214
12/31/2009  7.84210.339103
12/31/2010  10.33911.99585
12/31/2011  11.99510.61395
12/31/2012  10.61311.74790
12/31/2013  11.74715.25784
12/31/2014  15.25716.20460
12/31/2015  16.20416.75565
2.75%
12/31/2007  N/A12.6450
12/31/2008  12.6457.82727
12/31/2009  7.82710.315133
12/31/2010  10.31511.96198
12/31/2011  11.96110.577107
12/31/2012  10.57711.70296
12/31/2013  11.70215.191123
12/31/2014  15.19116.126174
12/31/2015  16.12616.666141
2.80%
12/31/2007  N/A12.6280
12/31/2008  12.6287.81319
12/31/2009  7.81310.291163
12/31/2010  10.29111.927167
12/31/2011  11.92710.542164
12/31/2012  10.54211.657164
12/31/2013  11.65715.125140
12/31/2014  15.12516.04893
12/31/2015  16.04816.57792
2.85%
12/31/2007  N/A12.6110
12/31/2008  12.6117.7983
12/31/2009  7.79810.26768
12/31/2010  10.26711.89460
12/31/2011  11.89410.50745
12/31/2012  10.50711.61239
12/31/2013  11.61215.06042
12/31/2014  15.06015.97040
12/31/2015  15.97016.48938
2.90%
12/31/2007  N/A12.5940
12/31/2008  12.5947.7846
12/31/2009  7.78410.24362
12/31/2010  10.24311.86048
12/31/2011  11.86010.47258
12/31/2012  10.47211.56858
12/31/2013  11.56814.99486
12/31/2014  14.99415.893100
12/31/2015  15.89316.40197

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
12/31/2007  N/A12.5780
12/31/2008  12.5787.7703
12/31/2009  7.77010.21964
12/31/2010  10.21911.82677
12/31/2011  11.82610.43764
12/31/2012  10.43711.52366
12/31/2013  11.52314.92965
12/31/2014  14.92915.81667
12/31/2015  15.81616.31441
3.00%
12/31/2008  N/A7.7563
12/31/2009  7.75610.1965
12/31/2010  10.19611.7944
12/31/2011  11.79410.4030
12/31/2012  10.40311.4800
12/31/2013  11.48014.8663
12/31/2014  14.86615.7414
12/31/2015  15.74116.2289
3.05%
12/31/2009  N/A10.17114
12/31/2010  10.17111.7600
12/31/2011  11.76010.3680
12/31/2012  10.36811.4350
12/31/2013  11.43514.80112
12/31/2014  14.80115.66455
12/31/2015  15.66416.14156
3.10%
12/31/2009  N/A10.14813
12/31/2010  10.14811.7261
12/31/2011  11.72610.3340
12/31/2012  10.33411.3920
12/31/2013  11.39214.7371
12/31/2014  14.73715.5891
12/31/2015  15.58916.0551
3.15%
12/31/2009  N/A10.1240
12/31/2010  10.12411.6930
12/31/2011  11.69310.2990
12/31/2012  10.29911.3480
12/31/2013  11.34814.6739
12/31/2014  14.67315.51412
12/31/2015  15.51415.96921
3.20%
12/31/2013  N/A15.1870
12/31/2014  15.18716.0494
12/31/2015  16.04916.5126
3.25%
12/31/2013  N/A15.1210
12/31/2014  15.12115.9710
12/31/2015  15.97116.4240
3.30%
12/31/2013  N/A14.4840
12/31/2014  14.48415.2914
12/31/2015  15.29115.7174
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.35%
12/31/2013  N/A14.9900
12/31/2014  14.99015.8170
12/31/2015  15.81716.2500
3.40%
12/31/2013  N/A14.9250
12/31/2014  14.92515.7410
12/31/2015  15.74116.1630
AZL Boston Company Research Growth Fund
1.65%
12/31/2007  N/A11.35069
12/31/2008  11.3506.51693
12/31/2009  6.5168.63724
12/31/2010  8.63710.444104
12/31/2011  10.4449.945184
12/31/2012  9.94511.518326
12/31/2013  11.51815.408305
12/31/2014  15.40816.436251
12/31/2015  16.43617.059196
1.70%
12/31/2007  N/A11.315193
12/31/2008  11.3156.493256
12/31/2009  6.4938.60276
12/31/2010  8.60210.396100
12/31/2011  10.3969.895226
12/31/2012  9.89511.454364
12/31/2013  11.45415.314405
12/31/2014  15.31416.328399
12/31/2015  16.32816.939321
1.75%
12/31/2009  N/A8.5600
12/31/2010  8.56010.3408
12/31/2011  10.3409.83717
12/31/2012  9.83711.38118
12/31/2013  11.38115.20916
12/31/2014  15.20916.20815
12/31/2015  16.20816.80610
1.80%
12/31/2008  N/A6.44762
12/31/2009  6.4478.532136
12/31/2010  8.53210.301175
12/31/2011  10.3019.795197
12/31/2012  9.79511.327193
12/31/2013  11.32715.129142
12/31/2014  15.12916.115139
12/31/2015  16.11516.701104
1.95%
12/31/2007  N/A11.14213
12/31/2008  11.1426.37714
12/31/2009  6.3778.42864
12/31/2010  8.42810.16085
12/31/2011  10.1609.646123
12/31/2012  9.64611.138133
12/31/2013  11.13814.855114
12/31/2014  14.85515.79991
12/31/2015  15.79916.34971

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2008  N/A6.33229
12/31/2009  6.3328.36087
12/31/2010  8.36010.068101
12/31/2011  10.0689.549112
12/31/2012  9.54911.015100
12/31/2013  11.01514.67687
12/31/2014  14.67615.59377
12/31/2015  15.59316.12078
2.10%
12/31/2007  N/A11.0390
12/31/2008  11.0396.309101
12/31/2009  6.3098.326223
12/31/2010  8.32610.022274
12/31/2011  10.0229.500239
12/31/2012  9.50010.953255
12/31/2013  10.95314.587196
12/31/2014  14.58715.490198
12/31/2015  15.49016.006184
2.15%
12/31/2008  N/A6.2870
12/31/2009  6.2878.2925
12/31/2010  8.2929.9765
12/31/2011  9.9769.4525
12/31/2012  9.45210.8924
12/31/2013  10.89214.4993
12/31/2014  14.49915.3893
12/31/2015  15.38915.8932
2.20%
12/31/2007  N/A10.9710
12/31/2008  10.9716.264141
12/31/2009  6.2648.258261
12/31/2010  8.2589.930269
12/31/2011  9.9309.404254
12/31/2012  9.40410.831217
12/31/2013  10.83114.410211
12/31/2014  14.41015.288180
12/31/2015  15.28815.780138
2.25%
12/31/2007  N/A10.9380
12/31/2008  10.9386.242121
12/31/2009  6.2428.224234
12/31/2010  8.2249.885254
12/31/2011  9.8859.357262
12/31/2012  9.35710.771264
12/31/2013  10.77114.323261
12/31/2014  14.32315.187246
12/31/2015  15.18715.669184
2.30%
12/31/2009  N/A8.1910
12/31/2010  8.1919.8390
12/31/2011  9.8399.3090
12/31/2012  9.30910.7110
12/31/2013  10.71114.2360
12/31/2014  14.23615.0870
12/31/2015  15.08715.5580
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
12/31/2007  N/A10.8700
12/31/2008  10.8706.197148
12/31/2009  6.1978.157241
12/31/2010  8.1579.794283
12/31/2011  9.7949.262290
12/31/2012  9.26210.651299
12/31/2013  10.65114.149262
12/31/2014  14.14914.988273
12/31/2015  14.98815.448250
2.40%
12/31/2007  N/A10.8370
12/31/2008  10.8376.175108
12/31/2009  6.1758.124244
12/31/2010  8.1249.750323
12/31/2011  9.7509.215324
12/31/2012  9.21510.592282
12/31/2013  10.59214.064240
12/31/2014  14.06414.890219
12/31/2015  14.89015.339142
2.45%
12/31/2007  N/A10.8040
12/31/2008  10.8046.15366
12/31/2009  6.1538.09175
12/31/2010  8.0919.70594
12/31/2011  9.7059.16893
12/31/2012  9.16810.53370
12/31/2013  10.53313.97860
12/31/2014  13.97814.79252
12/31/2015  14.79215.23133
2.50%
12/31/2007  N/A10.7700
12/31/2008  10.7706.131184
12/31/2009  6.1318.058268
12/31/2010  8.0589.661313
12/31/2011  9.6619.122312
12/31/2012  9.12210.474293
12/31/2013  10.47413.893275
12/31/2014  13.89314.695280
12/31/2015  14.69515.123215
2.55%
12/31/2007  N/A10.7370
12/31/2008  10.7376.10963
12/31/2009  6.1098.025173
12/31/2010  8.0259.617189
12/31/2011  9.6179.075202
12/31/2012  9.07510.416190
12/31/2013  10.41613.809163
12/31/2014  13.80914.599120
12/31/2015  14.59915.01791

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007  N/A10.7040
12/31/2008  10.7046.08754
12/31/2009  6.0877.99234
12/31/2010  7.9929.57350
12/31/2011  9.5739.029103
12/31/2012  9.02910.35844
12/31/2013  10.35813.72581
12/31/2014  13.72514.50389
12/31/2015  14.50314.91153
2.65%
12/31/2007  N/A10.6710
12/31/2008  10.6716.065103
12/31/2009  6.0657.960149
12/31/2010  7.9609.529195
12/31/2011  9.5298.984175
12/31/2012  8.98410.300174
12/31/2013  10.30013.642151
12/31/2014  13.64214.408155
12/31/2015  14.40814.805130
2.70%
12/31/2007  N/A10.6380
12/31/2008  10.6386.04447
12/31/2009  6.0447.92763
12/31/2010  7.9279.48586
12/31/2011  9.4858.93852
12/31/2012  8.93810.24362
12/31/2013  10.24313.55944
12/31/2014  13.55914.31325
12/31/2015  14.31314.70119
2.75%
12/31/2007  N/A10.6060
12/31/2008  10.6066.02216
12/31/2009  6.0227.89530
12/31/2010  7.8959.44231
12/31/2011  9.4428.89323
12/31/2012  8.89310.18627
12/31/2013  10.18613.47732
12/31/2014  13.47714.21945
12/31/2015  14.21914.59748
2.80%
12/31/2007  N/A10.5730
12/31/2008  10.5736.0006
12/31/2009  6.0007.86314
12/31/2010  7.8639.39935
12/31/2011  9.3998.84845
12/31/2012  8.84810.12962
12/31/2013  10.12913.39550
12/31/2014  13.39514.12649
12/31/2015  14.12614.49449
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2007  N/A10.5400
12/31/2008  10.5405.9793
12/31/2009  5.9797.83112
12/31/2010  7.8319.35621
12/31/2011  9.3568.80318
12/31/2012  8.80310.07318
12/31/2013  10.07313.31414
12/31/2014  13.31414.03322
12/31/2015  14.03314.39220
2.90%
12/31/2007  N/A10.5080
12/31/2008  10.5085.95849
12/31/2009  5.9587.79983
12/31/2010  7.7999.31387
12/31/2011  9.3138.75888
12/31/2012  8.75810.01792
12/31/2013  10.01713.23342
12/31/2014  13.23313.94141
12/31/2015  13.94114.29046
2.95%
12/31/2007  N/A10.4760
12/31/2008  10.4765.93619
12/31/2009  5.9367.76722
12/31/2010  7.7679.27076
12/31/2011  9.2708.71429
12/31/2012  8.7149.96144
12/31/2013  9.96113.15338
12/31/2014  13.15313.85038
12/31/2015  13.85014.18918
3.00%
12/31/2008  N/A5.9160
12/31/2009  5.9167.7360
12/31/2010  7.7369.2290
12/31/2011  9.2298.6700
12/31/2012  8.6709.9060
12/31/2013  9.90613.0740
12/31/2014  13.07413.7602
12/31/2015  13.76014.0902
3.05%
12/31/2009  N/A7.7044
12/31/2010  7.7049.1860
12/31/2011  9.1868.6260
12/31/2012  8.6269.8500
12/31/2013  9.85012.9948
12/31/2014  12.99413.66945
12/31/2015  13.66913.99044
3.10%
12/31/2009  N/A7.6731
12/31/2010  7.6739.1440
12/31/2011  9.1448.5820
12/31/2012  8.5829.7960
12/31/2013  9.79612.9150
12/31/2014  12.91513.5790
12/31/2015  13.57913.8910

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2009  N/A7.6420
12/31/2010  7.6429.1020
12/31/2011  9.1028.5390
12/31/2012  8.5399.7410
12/31/2013  9.74112.8372
12/31/2014  12.83713.4904
12/31/2015  13.49013.7933
3.20%
12/31/2013  N/A13.8551
12/31/2014  13.85514.5532
12/31/2015  14.55314.8722
3.25%
12/31/2013  N/A13.7710
12/31/2014  13.77114.4570
12/31/2015  14.45714.7670
3.30%
12/31/2013  N/A12.6060
12/31/2014  12.60613.2271
12/31/2015  13.22713.5042
3.35%
12/31/2013  N/A13.6050
12/31/2014  13.60514.2680
12/31/2015  14.26814.5590
3.40%
12/31/2013  N/A13.5220
12/31/2014  13.52214.1740
12/31/2015  14.17414.4560
AZL DFA Multi-Strategy Fund
1.65%
12/31/2009  N/A10.062125
12/31/2010  10.06211.2253759
12/31/2011  11.22511.04310850
12/31/2012  11.04312.30911953
12/31/2013  12.30914.65913656
12/31/2014  14.65915.36013218
12/31/2015  15.36015.00810221
1.70%
12/31/2009  N/A10.061403
12/31/2010  10.06111.2193267
12/31/2011  11.21911.0317257
12/31/2012  11.03112.2897750
12/31/2013  12.28914.6288641
12/31/2014  14.62815.3208646
12/31/2015  15.32014.9617818
1.75%
12/31/2009  N/A10.06025
12/31/2010  10.06011.212141
12/31/2011  11.21211.019467
12/31/2012  11.01912.270478
12/31/2013  12.27014.598493
12/31/2014  14.59815.281574
12/31/2015  15.28114.915409
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2009  N/A10.059319
12/31/2010  10.05911.205311
12/31/2011  11.20511.007328
12/31/2012  11.00712.250306
12/31/2013  12.25014.567286
12/31/2014  14.56715.241256
12/31/2015  15.24114.869185
1.95%
12/31/2009  N/A10.056162
12/31/2010  10.05611.1851610
12/31/2011  11.18510.9713956
12/31/2012  10.97112.1924525
12/31/2013  12.19214.4764929
12/31/2014  14.47615.1235078
12/31/2015  15.12314.7313957
2.05%
12/31/2009  N/A10.054112
12/31/2010  10.05411.172174
12/31/2011  11.17210.947220
12/31/2012  10.94712.153219
12/31/2013  12.15314.415235
12/31/2014  14.41515.044228
12/31/2015  15.04414.640127
2.10%
12/31/2009  N/A10.0531084
12/31/2010  10.05311.1651051
12/31/2011  11.16510.9351006
12/31/2012  10.93512.133999
12/31/2013  12.13314.385949
12/31/2014  14.38515.005907
12/31/2015  15.00514.595941
2.15%
12/31/2009  N/A10.0522
12/31/2010  10.05211.1592
12/31/2011  11.15910.9234
12/31/2012  10.92312.1144
12/31/2013  12.11414.3553
12/31/2014  14.35514.9663
12/31/2015  14.96614.5501
2.20%
12/31/2009  N/A10.0511533
12/31/2010  10.05111.1521475
12/31/2011  11.15210.9111428
12/31/2012  10.91112.0951422
12/31/2013  12.09514.3251427
12/31/2014  14.32514.9281400
12/31/2015  14.92814.5051429
2.25%
12/31/2009  N/A10.050600
12/31/2010  10.05011.145661
12/31/2011  11.14510.899690
12/31/2012  10.89912.075722
12/31/2013  12.07514.295759
12/31/2014  14.29514.889674
12/31/2015  14.88914.460545

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2009  N/A10.0492
12/31/2010  10.04911.1392
12/31/2011  11.13910.8872
12/31/2012  10.88712.0561
12/31/2013  12.05614.2651
12/31/2014  14.26514.8500
12/31/2015  14.85014.4150
2.35%
12/31/2009  N/A10.0481824
12/31/2010  10.04811.1322114
12/31/2011  11.13210.8752090
12/31/2012  10.87512.0372179
12/31/2013  12.03714.2352518
12/31/2014  14.23514.8122668
12/31/2015  14.81214.3712741
2.40%
12/31/2009  N/A10.047568
12/31/2010  10.04711.125554
12/31/2011  11.12510.863524
12/31/2012  10.86312.018536
12/31/2013  12.01814.205463
12/31/2014  14.20514.773455
12/31/2015  14.77314.326436
2.45%
12/31/2009  N/A10.046700
12/31/2010  10.04611.119689
12/31/2011  11.11910.851656
12/31/2012  10.85111.998639
12/31/2013  11.99814.175628
12/31/2014  14.17514.735617
12/31/2015  14.73514.282553
2.50%
12/31/2009  N/A10.0451398
12/31/2010  10.04511.1121601
12/31/2011  11.11210.8401894
12/31/2012  10.84011.9792385
12/31/2013  11.97914.1462718
12/31/2014  14.14614.6973055
12/31/2015  14.69714.2382950
2.55%
12/31/2009  N/A10.045286
12/31/2010  10.04511.105370
12/31/2011  11.10510.828336
12/31/2012  10.82811.960325
12/31/2013  11.96014.116301
12/31/2014  14.11614.659337
12/31/2015  14.65914.194263
2.60%
12/31/2009  N/A10.044644
12/31/2010  10.04411.099711
12/31/2011  11.09910.816827
12/31/2012  10.81611.941759
12/31/2013  11.94114.086965
12/31/2014  14.08614.6211109
12/31/2015  14.62114.1501076
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2009  N/A10.043989
12/31/2010  10.04311.0921056
12/31/2011  11.09210.8041085
12/31/2012  10.80411.9221118
12/31/2013  11.92214.0571218
12/31/2014  14.05714.5831330
12/31/2015  14.58314.1061112
2.70%
12/31/2009  N/A10.042246
12/31/2010  10.04211.086265
12/31/2011  11.08610.792248
12/31/2012  10.79211.903252
12/31/2013  11.90314.027246
12/31/2014  14.02714.545232
12/31/2015  14.54514.063247
2.75%
12/31/2009  N/A10.041186
12/31/2010  10.04111.079262
12/31/2011  11.07910.780455
12/31/2012  10.78011.884503
12/31/2013  11.88413.998657
12/31/2014  13.99814.507796
12/31/2015  14.50714.019844
2.80%
12/31/2009  N/A10.040311
12/31/2010  10.04011.072268
12/31/2011  11.07210.769297
12/31/2012  10.76911.865290
12/31/2013  11.86513.969410
12/31/2014  13.96914.469532
12/31/2015  14.46913.976441
2.85%
12/31/2009  N/A10.039199
12/31/2010  10.03911.066198
12/31/2011  11.06610.757207
12/31/2012  10.75711.846201
12/31/2013  11.84613.939192
12/31/2014  13.93914.432256
12/31/2015  14.43213.933248
2.90%
12/31/2009  N/A10.038185
12/31/2010  10.03811.059192
12/31/2011  11.05910.745219
12/31/2012  10.74511.827216
12/31/2013  11.82713.910423
12/31/2014  13.91014.394466
12/31/2015  14.39413.889362
2.95%
12/31/2009  N/A10.037176
12/31/2010  10.03711.053164
12/31/2011  11.05310.733194
12/31/2012  10.73311.808201
12/31/2013  11.80813.881200
12/31/2014  13.88114.357304
12/31/2015  14.35713.846271

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
12/31/2009  N/A10.0363
12/31/2010  10.03611.0463
12/31/2011  11.04610.7223
12/31/2012  10.72211.78911
12/31/2013  11.78913.85232
12/31/2014  13.85214.32083
12/31/2015  14.32013.80492
3.05%
12/31/2009  N/A10.03514
12/31/2010  10.03511.03914
12/31/2011  11.03910.71050
12/31/2012  10.71011.77160
12/31/2013  11.77113.823241
12/31/2014  13.82314.283233
12/31/2015  14.28313.761219
3.10%
12/31/2009  N/A10.0341
12/31/2010  10.03411.033101
12/31/2011  11.03310.69850
12/31/2012  10.69811.75251
12/31/2013  11.75213.79444
12/31/2014  13.79414.24640
12/31/2015  14.24613.71843
3.15%
12/31/2009  N/A10.0330
12/31/2010  10.03311.0260
12/31/2011  11.02610.6860
12/31/2012  10.68611.7333
12/31/2013  11.73313.76548
12/31/2014  13.76514.20976
12/31/2015  14.20913.67680
3.20%
12/31/2013  N/A15.9701
12/31/2014  15.97016.47716
12/31/2015  16.47715.85112
3.25%
12/31/2013  N/A15.9340
12/31/2014  15.93416.4310
12/31/2015  16.43115.7992
3.30%
12/31/2013  N/A13.6790
12/31/2014  13.67914.09820
12/31/2015  14.09813.54921
3.35%
12/31/2013  N/A15.8630
12/31/2014  15.86316.3410
12/31/2015  16.34115.69713
3.40%
12/31/2013  N/A15.8270
12/31/2014  15.82716.2960
12/31/2015  16.29615.6460
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Enhanced Bond Index Fund
1.65%
12/31/2014  N/A11.1358
12/31/2015  11.13510.97938
1.70%
12/31/2014  N/A11.10530
12/31/2015  11.10510.94371
1.75%
12/31/2014  N/A11.0740
12/31/2015  11.07410.9080
1.95%
12/31/2014  N/A10.9542
12/31/2015  10.95410.7675
2.05%
12/31/2014  N/A10.8940
12/31/2015  10.89410.6983
AZL Federated Clover Small Value Fund
1.65%
12/31/2007  N/A17.28269
12/31/2008  17.28211.265106
12/31/2009  11.26514.47333
12/31/2010  14.47318.09593
12/31/2011  18.09517.102178
12/31/2012  17.10219.230195
12/31/2013  19.23024.967299
12/31/2014  24.96726.409215
12/31/2015  26.40924.392151
1.70%
12/31/2007  N/A17.242213
12/31/2008  17.24211.233243
12/31/2009  11.23314.42548
12/31/2010  14.42518.026179
12/31/2011  18.02617.028183
12/31/2012  17.02819.137208
12/31/2013  19.13724.834280
12/31/2014  24.83426.255237
12/31/2015  26.25524.238185
1.75%
12/31/2009  N/A14.3651
12/31/2010  14.36517.9424
12/31/2011  17.94216.94112
12/31/2012  16.94119.0297
12/31/2013  19.02924.68227
12/31/2014  24.68226.08213
12/31/2015  26.08224.0666
1.80%
12/31/2008  N/A11.16994
12/31/2009  11.16914.329203
12/31/2010  14.32917.888199
12/31/2011  17.88816.881196
12/31/2012  16.88118.952156
12/31/2013  18.95224.570208
12/31/2014  24.57025.950124
12/31/2015  25.95023.933106

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2007  N/A17.04219
12/31/2008  17.04211.07527
12/31/2009  11.07514.186102
12/31/2010  14.18617.683143
12/31/2011  17.68316.662134
12/31/2012  16.66218.679138
12/31/2013  18.67924.179213
12/31/2014  24.17925.500193
12/31/2015  25.50023.482147
2.05%
12/31/2008  N/A11.01228
12/31/2009  11.01214.09171
12/31/2010  14.09117.54879
12/31/2011  17.54816.51997
12/31/2012  16.51918.49975
12/31/2013  18.49923.923112
12/31/2014  23.92325.20460
12/31/2015  25.20423.18670
2.10%
12/31/2007  N/A16.9230
12/31/2008  16.92310.981113
12/31/2009  10.98114.044242
12/31/2010  14.04417.480251
12/31/2011  17.48016.447242
12/31/2012  16.44718.410217
12/31/2013  18.41023.795234
12/31/2014  23.79525.057195
12/31/2015  25.05723.039176
2.15%
12/31/2008  N/A10.9504
12/31/2009  10.95013.9986
12/31/2010  13.99817.4138
12/31/2011  17.41316.3764
12/31/2012  16.37618.3212
12/31/2013  18.32123.6689
12/31/2014  23.66824.9112
12/31/2015  24.91122.8941
2.20%
12/31/2007  N/A16.8440
12/31/2008  16.84410.919172
12/31/2009  10.91913.951268
12/31/2010  13.95117.347284
12/31/2011  17.34716.305265
12/31/2012  16.30518.233246
12/31/2013  18.23323.542310
12/31/2014  23.54224.766275
12/31/2015  24.76622.749233
2.25%
12/31/2007  N/A16.8040
12/31/2008  16.80410.88856
12/31/2009  10.88813.904180
12/31/2010  13.90417.280190
12/31/2011  17.28016.234180
12/31/2012  16.23418.144171
12/31/2013  18.14423.417200
12/31/2014  23.41724.622175
12/31/2015  24.62222.605140
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2009  N/A13.8581
12/31/2010  13.85817.2141
12/31/2011  17.21416.1641
12/31/2012  16.16418.0570
12/31/2013  18.05723.2923
12/31/2014  23.29224.4782
12/31/2015  24.47822.4621
2.35%
12/31/2007  N/A16.7260
12/31/2008  16.72610.826231
12/31/2009  10.82613.812316
12/31/2010  13.81217.148319
12/31/2011  17.14816.094281
12/31/2012  16.09417.970257
12/31/2013  17.97023.168368
12/31/2014  23.16824.336344
12/31/2015  24.33622.321281
2.40%
12/31/2007  N/A16.6870
12/31/2008  16.68710.79590
12/31/2009  10.79513.766182
12/31/2010  13.76617.082279
12/31/2011  17.08216.025174
12/31/2012  16.02517.883155
12/31/2013  17.88323.045170
12/31/2014  23.04524.194141
12/31/2015  24.19422.179113
2.45%
12/31/2007  N/A16.6480
12/31/2008  16.64810.76570
12/31/2009  10.76513.720122
12/31/2010  13.72017.017107
12/31/2011  17.01715.95585
12/31/2012  15.95517.79770
12/31/2013  17.79722.922111
12/31/2014  22.92224.05398
12/31/2015  24.05322.03981
2.50%
12/31/2007  N/A16.6090
12/31/2008  16.60910.734159
12/31/2009  10.73413.674271
12/31/2010  13.67416.952275
12/31/2011  16.95215.886271
12/31/2012  15.88617.711245
12/31/2013  17.71122.800271
12/31/2014  22.80023.913241
12/31/2015  23.91321.900217
2.55%
12/31/2007  N/A16.5700
12/31/2008  16.57010.70448
12/31/2009  10.70413.629164
12/31/2010  13.62916.887152
12/31/2011  16.88715.817147
12/31/2012  15.81717.625136
12/31/2013  17.62522.679164
12/31/2014  22.67923.774130
12/31/2015  23.77421.762113

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007  N/A16.5320
12/31/2008  16.53210.67373
12/31/2009  10.67313.583153
12/31/2010  13.58316.822119
12/31/2011  16.82215.74991
12/31/2012  15.74917.54050
12/31/2013  17.54022.558102
12/31/2014  22.55823.635101
12/31/2015  23.63521.62468
2.65%
12/31/2007  N/A16.4930
12/31/2008  16.49310.643170
12/31/2009  10.64313.538208
12/31/2010  13.53816.758221
12/31/2011  16.75815.681195
12/31/2012  15.68117.455159
12/31/2013  17.45522.438226
12/31/2014  22.43823.498217
12/31/2015  23.49821.487179
2.70%
12/31/2007  N/A16.4540
12/31/2008  16.45410.61326
12/31/2009  10.61313.49348
12/31/2010  13.49316.69340
12/31/2011  16.69315.61336
12/31/2012  15.61317.37127
12/31/2013  17.37122.31837
12/31/2014  22.31823.36137
12/31/2015  23.36121.35223
2.75%
12/31/2007  N/A16.4160
12/31/2008  16.41610.58313
12/31/2009  10.58313.44843
12/31/2010  13.44816.62928
12/31/2011  16.62915.54526
12/31/2012  15.54517.28723
12/31/2013  17.28722.19941
12/31/2014  22.19923.22563
12/31/2015  23.22521.21759
2.80%
12/31/2007  N/A16.3780
12/31/2008  16.37810.55320
12/31/2009  10.55313.40351
12/31/2010  13.40316.56644
12/31/2011  16.56615.47845
12/31/2012  15.47817.20441
12/31/2013  17.20422.08148
12/31/2014  22.08123.09041
12/31/2015  23.09021.08226
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2007  N/A16.3390
12/31/2008  16.33910.5238
12/31/2009  10.52313.35815
12/31/2010  13.35816.50214
12/31/2011  16.50215.41114
12/31/2012  15.41117.12111
12/31/2013  17.12121.96315
12/31/2014  21.96322.95513
12/31/2015  22.95520.94911
2.90%
12/31/2007  N/A16.3010
12/31/2008  16.30110.49315
12/31/2009  10.49313.31428
12/31/2010  13.31416.43924
12/31/2011  16.43915.34420
12/31/2012  15.34417.03818
12/31/2013  17.03821.84629
12/31/2014  21.84622.82137
12/31/2015  22.82120.81745
2.95%
12/31/2007  N/A16.2630
12/31/2008  16.26310.46319
12/31/2009  10.46313.26922
12/31/2010  13.26916.37632
12/31/2011  16.37615.27833
12/31/2012  15.27816.95631
12/31/2013  16.95621.73036
12/31/2014  21.73022.68828
12/31/2015  22.68820.68523
3.00%
12/31/2008  N/A10.4342
12/31/2009  10.43413.2251
12/31/2010  13.22516.3131
12/31/2011  16.31315.2120
12/31/2012  15.21216.8740
12/31/2013  16.87421.6142
12/31/2014  21.61422.5563
12/31/2015  22.55620.5545
3.05%
12/31/2009  N/A13.1812
12/31/2010  13.18116.2510
12/31/2011  16.25115.1460
12/31/2012  15.14616.7920
12/31/2013  16.79221.49910
12/31/2014  21.49922.42543
12/31/2015  22.42520.42544
3.10%
12/31/2009  N/A13.1370
12/31/2010  13.13716.1890
12/31/2011  16.18915.0800
12/31/2012  15.08016.7110
12/31/2013  16.71121.3851
12/31/2014  21.38522.2941
12/31/2015  22.29420.2951

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2009  N/A13.0930
12/31/2010  13.09316.1270
12/31/2011  16.12715.0150
12/31/2012  15.01516.6300
12/31/2013  16.63021.2710
12/31/2014  21.27122.1656
12/31/2015  22.16520.1676
3.20%
12/31/2013  N/A22.2384
12/31/2014  22.23823.1617
12/31/2015  23.16121.0632
3.25%
12/31/2013  N/A22.1200
12/31/2014  22.12023.0260
12/31/2015  23.02620.9300
3.30%
12/31/2013  N/A20.9330
12/31/2014  20.93321.7803
12/31/2015  21.78019.7875
3.35%
12/31/2013  N/A21.8840
12/31/2014  21.88422.7580
12/31/2015  22.75820.6661
3.40%
12/31/2013  N/A21.7680
12/31/2014  21.76822.6260
12/31/2015  22.62620.5350
AZL Franklin Templeton Founding Strategy Plus Fund
1.65%
12/31/2009  N/A10.213136
12/31/2010  10.21311.0522484
12/31/2011  11.05210.6734919
12/31/2012  10.67312.0495036
12/31/2013  12.04913.9995562
12/31/2014  13.99914.0645090
12/31/2015  14.06413.0794218
1.70%
12/31/2009  N/A10.212125
12/31/2010  10.21211.0462245
12/31/2011  11.04610.6614245
12/31/2012  10.66112.0294262
12/31/2013  12.02913.9704834
12/31/2014  13.97014.0284418
12/31/2015  14.02813.0383985
1.75%
12/31/2009  N/A10.21118
12/31/2010  10.21111.039150
12/31/2011  11.03910.649245
12/31/2012  10.64912.010236
12/31/2013  12.01013.940227
12/31/2014  13.94013.992216
12/31/2015  13.99212.998177
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2009  N/A10.2101
12/31/2010  10.21011.0337
12/31/2011  11.03310.63812
12/31/2012  10.63811.99141
12/31/2013  11.99113.91143
12/31/2014  13.91113.95544
12/31/2015  13.95512.95837
1.95%
12/31/2009  N/A10.20729
12/31/2010  10.20711.013772
12/31/2011  11.01310.6031689
12/31/2012  10.60311.9341921
12/31/2013  11.93413.8242071
12/31/2014  13.82413.8471656
12/31/2015  13.84712.8381551
2.05%
12/31/2009  N/A10.2050
12/31/2010  10.20511.00035
12/31/2011  11.00010.580146
12/31/2012  10.58011.896149
12/31/2013  11.89613.766131
12/31/2014  13.76613.77591
12/31/2015  13.77512.75887
2.10%
12/31/2009  N/A10.2040
12/31/2010  10.20410.99323
12/31/2011  10.99310.56850
12/31/2012  10.56811.87789
12/31/2013  11.87713.737131
12/31/2014  13.73713.739168
12/31/2015  13.73912.719182
2.15%
12/31/2009  N/A10.2030
12/31/2010  10.20310.9873
12/31/2011  10.98710.5565
12/31/2012  10.55611.8586
12/31/2013  11.85813.7084
12/31/2014  13.70813.7043
12/31/2015  13.70412.6802
2.20%
12/31/2009  N/A10.2021
12/31/2010  10.20210.98043
12/31/2011  10.98010.54547
12/31/2012  10.54511.83994
12/31/2013  11.83913.680214
12/31/2014  13.68013.668275
12/31/2015  13.66812.640266
2.25%
12/31/2009  N/A10.2012
12/31/2010  10.20110.97424
12/31/2011  10.97410.53342
12/31/2012  10.53311.82093
12/31/2013  11.82013.65197
12/31/2014  13.65113.633103
12/31/2015  13.63312.601120

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2009  N/A10.2000
12/31/2010  10.20010.9670
12/31/2011  10.96710.5220
12/31/2012  10.52211.8010
12/31/2013  11.80113.6220
12/31/2014  13.62213.5970
12/31/2015  13.59712.5620
2.35%
12/31/2009  N/A10.1998
12/31/2010  10.19910.961202
12/31/2011  10.96110.510333
12/31/2012  10.51011.782516
12/31/2013  11.78213.594725
12/31/2014  13.59413.562783
12/31/2015  13.56212.523712
2.40%
12/31/2009  N/A10.1982
12/31/2010  10.19810.954319
12/31/2011  10.95410.49920
12/31/2012  10.49911.76342
12/31/2013  11.76313.56578
12/31/2014  13.56513.52796
12/31/2015  13.52712.485102
2.45%
12/31/2009  N/A10.197130
12/31/2010  10.19710.948150
12/31/2011  10.94810.487158
12/31/2012  10.48711.745168
12/31/2013  11.74513.537189
12/31/2014  13.53713.492198
12/31/2015  13.49212.446201
2.50%
12/31/2009  N/A10.19629
12/31/2010  10.19610.941272
12/31/2011  10.94110.476362
12/31/2012  10.47611.726397
12/31/2013  11.72613.509697
12/31/2014  13.50913.457705
12/31/2015  13.45712.408600
2.55%
12/31/2009  N/A10.1956
12/31/2010  10.19510.9354
12/31/2011  10.93510.46429
12/31/2012  10.46411.70727
12/31/2013  11.70713.48039
12/31/2014  13.48013.42260
12/31/2015  13.42212.36959
2.60%
12/31/2009  N/A10.1940
12/31/2010  10.19410.92844
12/31/2011  10.92810.45383
12/31/2012  10.45311.68899
12/31/2013  11.68813.452225
12/31/2014  13.45213.387301
12/31/2015  13.38712.331297
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2009  N/A10.1937
12/31/2010  10.19310.922140
12/31/2011  10.92210.442210
12/31/2012  10.44211.670237
12/31/2013  11.67013.424305
12/31/2014  13.42413.352360
12/31/2015  13.35212.293351
2.70%
12/31/2009  N/A10.1920
12/31/2010  10.19210.91533
12/31/2011  10.91510.43038
12/31/2012  10.43011.65147
12/31/2013  11.65113.39683
12/31/2014  13.39613.318111
12/31/2015  13.31812.255114
2.75%
12/31/2009  N/A10.1915
12/31/2010  10.19110.90938
12/31/2011  10.90910.419128
12/31/2012  10.41911.632161
12/31/2013  11.63213.368234
12/31/2014  13.36813.283331
12/31/2015  13.28312.217248
2.80%
12/31/2009  N/A10.1907
12/31/2010  10.19010.90280
12/31/2011  10.90210.407123
12/31/2012  10.40711.614120
12/31/2013  11.61413.340250
12/31/2014  13.34013.249296
12/31/2015  13.24912.179326
2.85%
12/31/2009  N/A10.1890
12/31/2010  10.18910.8964
12/31/2011  10.89610.3967
12/31/2012  10.39611.59517
12/31/2013  11.59513.31213
12/31/2014  13.31213.21446
12/31/2015  13.21412.14145
2.90%
12/31/2009  N/A10.1895
12/31/2010  10.18910.889113
12/31/2011  10.88910.38591
12/31/2012  10.38511.57786
12/31/2013  11.57713.284116
12/31/2014  13.28413.180155
12/31/2015  13.18012.104246
2.95%
12/31/2009  N/A10.1881
12/31/2010  10.18810.88360
12/31/2011  10.88310.37366
12/31/2012  10.37311.55861
12/31/2013  11.55813.25660
12/31/2014  13.25613.14662
12/31/2015  13.14612.066254

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
12/31/2009  N/A10.1870
12/31/2010  10.18710.8762
12/31/2011  10.87610.3622
12/31/2012  10.36211.5406
12/31/2013  11.54013.2283
12/31/2014  13.22813.1127
12/31/2015  13.11212.0297
3.05%
12/31/2009  N/A10.1860
12/31/2010  10.18610.87034
12/31/2011  10.87010.35034
12/31/2012  10.35011.52229
12/31/2013  11.52213.201107
12/31/2014  13.20113.078122
12/31/2015  13.07811.992190
3.10%
12/31/2009  N/A10.1850
12/31/2010  10.18510.8634
12/31/2011  10.86310.33910
12/31/2012  10.33911.5038
12/31/2013  11.50313.1733
12/31/2014  13.17313.0443
12/31/2015  13.04411.9550
3.15%
12/31/2009  N/A10.1840
12/31/2010  10.18410.8571
12/31/2011  10.85710.3280
12/31/2012  10.32811.4852
12/31/2013  11.48513.1456
12/31/2014  13.14513.01033
12/31/2015  13.01011.91830
3.20%
12/31/2013  N/A20.4221
12/31/2014  20.42220.2026
12/31/2015  20.20218.4965
3.25%
12/31/2013  N/A20.2470
12/31/2014  20.24720.0190
12/31/2015  20.01918.3200
3.30%
12/31/2013  N/A13.0630
12/31/2014  13.06312.9093
12/31/2015  12.90911.8083
3.35%
12/31/2013  N/A19.9020
12/31/2014  19.90219.6580
12/31/2015  19.65817.9720
3.40%
12/31/2013  N/A19.7320
12/31/2014  19.73219.4800
12/31/2015  19.48017.8000
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Gateway Fund
1.65%
12/31/2010  N/A10.085407
12/31/2011  10.08510.224922
12/31/2012  10.22410.473914
12/31/2013  10.47311.1721090
12/31/2014  11.17211.328851
12/31/2015  11.32811.363772
1.70%
12/31/2010  N/A10.082255
12/31/2011  10.08210.216546
12/31/2012  10.21610.459619
12/31/2013  10.45911.151706
12/31/2014  11.15111.302714
12/31/2015  11.30211.331623
1.75%
12/31/2010  N/A10.07810
12/31/2011  10.07810.20737
12/31/2012  10.20710.44540
12/31/2013  10.44511.13139
12/31/2014  11.13111.27635
12/31/2015  11.27611.29930
1.80%
12/31/2010  N/A10.0756
12/31/2011  10.07510.1997
12/31/2012  10.19910.43127
12/31/2013  10.43111.11030
12/31/2014  11.11011.2498
12/31/2015  11.24911.2677
1.95%
12/31/2010  N/A10.065111
12/31/2011  10.06510.173274
12/31/2012  10.17310.390315
12/31/2013  10.39011.049371
12/31/2014  11.04911.171427
12/31/2015  11.17111.171307
2.05%
12/31/2010  N/A10.0581
12/31/2011  10.05810.1564
12/31/2012  10.15610.3627
12/31/2013  10.36211.0087
12/31/2014  11.00811.1186
12/31/2015  11.11811.1083
2.10%
12/31/2010  N/A10.05514
12/31/2011  10.05510.14818
12/31/2012  10.14810.34831
12/31/2013  10.34810.98832
12/31/2014  10.98811.09235
12/31/2015  11.09211.07754
2.15%
12/31/2010  N/A10.0510
12/31/2011  10.05110.1390
12/31/2012  10.13910.3340
12/31/2013  10.33410.9680
12/31/2014  10.96811.0674
12/31/2015  11.06711.0452

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2010  N/A10.0484
12/31/2011  10.04810.13129
12/31/2012  10.13110.32036
12/31/2013  10.32010.94849
12/31/2014  10.94811.04143
12/31/2015  11.04111.01458
2.25%
12/31/2010  N/A10.0444
12/31/2011  10.04410.12214
12/31/2012  10.12210.30724
12/31/2013  10.30710.92838
12/31/2014  10.92811.01533
12/31/2015  11.01510.98335
2.30%
12/31/2010  N/A10.0410
12/31/2011  10.04110.1141
12/31/2012  10.11410.2930
12/31/2013  10.29310.9080
12/31/2014  10.90810.9890
12/31/2015  10.98910.9520
2.35%
12/31/2010  N/A10.0388
12/31/2011  10.03810.10541
12/31/2012  10.10510.27943
12/31/2013  10.27910.88887
12/31/2014  10.88810.963108
12/31/2015  10.96310.920141
2.40%
12/31/2010  N/A10.03410
12/31/2011  10.03410.09719
12/31/2012  10.09710.26520
12/31/2013  10.26510.86853
12/31/2014  10.86810.93891
12/31/2015  10.93810.89061
2.45%
12/31/2010  N/A10.03111
12/31/2011  10.03110.08821
12/31/2012  10.08810.25225
12/31/2013  10.25210.84829
12/31/2014  10.84810.91213
12/31/2015  10.91210.85916
2.50%
12/31/2010  N/A10.02811
12/31/2011  10.02810.08043
12/31/2012  10.08010.238130
12/31/2013  10.23810.828162
12/31/2014  10.82810.887184
12/31/2015  10.88710.828216
2.55%
12/31/2010  N/A10.0240
12/31/2011  10.02410.0713
12/31/2012  10.07110.2245
12/31/2013  10.22410.8087
12/31/2014  10.80810.86111
12/31/2015  10.86110.79710
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2010  N/A10.02110
12/31/2011  10.02110.06336
12/31/2012  10.06310.21044
12/31/2013  10.21010.78862
12/31/2014  10.78810.83654
12/31/2015  10.83610.76764
2.65%
12/31/2010  N/A10.01711
12/31/2011  10.01710.05572
12/31/2012  10.05510.19773
12/31/2013  10.19710.768207
12/31/2014  10.76810.811224
12/31/2015  10.81110.736206
2.70%
12/31/2010  N/A10.0143
12/31/2011  10.01410.0463
12/31/2012  10.04610.1833
12/31/2013  10.18310.7489
12/31/2014  10.74810.78511
12/31/2015  10.78510.7069
2.75%
12/31/2010  N/A10.01121
12/31/2011  10.01110.03857
12/31/2012  10.03810.17068
12/31/2013  10.17010.729108
12/31/2014  10.72910.760117
12/31/2015  10.76010.675141
2.80%
12/31/2010  N/A10.0073
12/31/2011  10.00710.02919
12/31/2012  10.02910.15614
12/31/2013  10.15610.70943
12/31/2014  10.70910.73547
12/31/2015  10.73510.64545
2.85%
12/31/2010  N/A10.00420
12/31/2011  10.00410.02120
12/31/2012  10.02110.14220
12/31/2013  10.14210.68923
12/31/2014  10.68910.71025
12/31/2015  10.71010.61533
2.90%
12/31/2010  N/A10.0015
12/31/2011  10.00110.01342
12/31/2012  10.01310.1298
12/31/2013  10.12910.67053
12/31/2014  10.67010.685111
12/31/2015  10.68510.58560
2.95%
12/31/2010  N/A9.9970
12/31/2011  9.99710.0040
12/31/2012  10.00410.1156
12/31/2013  10.11510.65013
12/31/2014  10.65010.66015
12/31/2015  10.66010.55517

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
12/31/2010  N/A9.9940
12/31/2011  9.9949.9963
12/31/2012  9.99610.1023
12/31/2013  10.10210.6310
12/31/2014  10.63110.6353
12/31/2015  10.63510.52514
3.05%
12/31/2010  N/A9.9900
12/31/2011  9.9909.9883
12/31/2012  9.98810.0883
12/31/2013  10.08810.61113
12/31/2014  10.61110.61073
12/31/2015  10.61010.49517
3.10%
12/31/2010  N/A9.9870
12/31/2011  9.9879.9790
12/31/2012  9.97910.0750
12/31/2013  10.07510.59251
12/31/2014  10.59210.58650
12/31/2015  10.58610.46550
3.15%
12/31/2010  N/A9.9840
12/31/2011  9.9849.9712
12/31/2012  9.97110.0612
12/31/2013  10.06110.5723
12/31/2014  10.57210.5614
12/31/2015  10.56110.43610
3.20%
12/31/2013  N/A10.5480
12/31/2014  10.54810.5321
12/31/2015  10.53210.4010
3.25%
12/31/2013  N/A10.5290
12/31/2014  10.52910.5070
12/31/2015  10.50710.3720
3.30%
12/31/2013  N/A10.8320
12/31/2014  10.83210.8040
12/31/2015  10.80410.6600
3.35%
12/31/2013  N/A10.4900
12/31/2014  10.49010.4580
12/31/2015  10.45810.3131
3.40%
12/31/2013  N/A10.4700
12/31/2014  10.47010.4330
12/31/2015  10.43310.2840
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Government Money Market Fund
1.65%
12/31/2007  N/A10.907877
12/31/2008  10.90710.990650
12/31/2009  10.99010.8341281
12/31/2010  10.83410.6573566
12/31/2011  10.65710.4845298
12/31/2012  10.48410.3113499
12/31/2013  10.31110.1433134
12/31/2014  10.1439.9772809
12/31/2015  9.9779.8152660
1.70%
12/31/2007  N/A10.864733
12/31/2008  10.86410.9411307
12/31/2009  10.94110.7801312
12/31/2010  10.78010.5992898
12/31/2011  10.59910.4214583
12/31/2012  10.42110.2455791
12/31/2013  10.24510.0723816
12/31/2014  10.0729.9033372
12/31/2015  9.9039.7373397
1.75%
12/31/2009  N/A10.71893
12/31/2010  10.71810.533675
12/31/2011  10.53310.351504
12/31/2012  10.35110.171327
12/31/2013  10.1719.994391
12/31/2014  9.9949.822198
12/31/2015  9.8229.652301
1.80%
12/31/2008  N/A10.8441586
12/31/2009  10.84410.6741140
12/31/2010  10.67410.484793
12/31/2011  10.48410.298785
12/31/2012  10.29810.113796
12/31/2013  10.1139.933838
12/31/2014  9.9339.756730
12/31/2015  9.7569.5831029
1.95%
12/31/2007  N/A10.65184
12/31/2008  10.65110.700175
12/31/2009  10.70010.516998
12/31/2010  10.51610.3141275
12/31/2011  10.31410.1151860
12/31/2012  10.1159.9191708
12/31/2013  9.9199.7281097
12/31/2014  9.7289.5401105
12/31/2015  9.5409.3571205
2.05%
12/31/2008  N/A10.605945
12/31/2009  10.60510.412478
12/31/2010  10.41210.202584
12/31/2011  10.2029.995577
12/31/2012  9.9959.791554
12/31/2013  9.7919.593500
12/31/2014  9.5939.399280
12/31/2015  9.3999.209227

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
12/31/2007  N/A10.5250
12/31/2008  10.52510.5571093
12/31/2009  10.55710.3611780
12/31/2010  10.36110.1461241
12/31/2011  10.1469.9361185
12/31/2012  9.9369.7281042
12/31/2013  9.7289.5261140
12/31/2014  9.5269.3291058
12/31/2015  9.3299.136636
2.15%
12/31/2008  N/A10.510153
12/31/2009  10.51010.30927
12/31/2010  10.30910.09135
12/31/2011  10.0919.87775
12/31/2012  9.8779.66666
12/31/2013  9.6669.46044
12/31/2014  9.4609.2601
12/31/2015  9.2609.0634
2.20%
12/31/2007  N/A10.4420
12/31/2008  10.44210.4642075
12/31/2009  10.46410.2581367
12/31/2010  10.25810.036970
12/31/2011  10.0369.818870
12/31/2012  9.8189.603859
12/31/2013  9.6039.395701
12/31/2014  9.3959.191694
12/31/2015  9.1918.991711
2.25%
12/31/2007  N/A10.4010
12/31/2008  10.40110.417921
12/31/2009  10.41710.208981
12/31/2010  10.2089.981714
12/31/2011  9.9819.760559
12/31/2012  9.7609.542623
12/31/2013  9.5429.329454
12/31/2014  9.3299.123410
12/31/2015  9.1238.920719
2.30%
12/31/2009  N/A10.15725
12/31/2010  10.1579.92737
12/31/2011  9.9279.70225
12/31/2012  9.7029.4802
12/31/2013  9.4809.26512
12/31/2014  9.2659.0552
12/31/2015  9.0558.8495
2.35%
12/31/2007  N/A10.3180
12/31/2008  10.31810.3252999
12/31/2009  10.32510.1073087
12/31/2010  10.1079.8732771
12/31/2011  9.8739.6442150
12/31/2012  9.6449.4192830
12/31/2013  9.4199.2002504
12/31/2014  9.2008.9872197
12/31/2015  8.9878.7792092
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
12/31/2007  N/A10.2780
12/31/2008  10.27810.279790
12/31/2009  10.27910.0571104
12/31/2010  10.0579.819797
12/31/2011  9.8199.5872013
12/31/2012  9.5879.358705
12/31/2013  9.3589.1371697
12/31/2014  9.1378.921540
12/31/2015  8.9218.710675
2.45%
12/31/2007  N/A10.2370
12/31/2008  10.23710.2331154
12/31/2009  10.23310.0071134
12/31/2010  10.0079.765863
12/31/2011  9.7659.530629
12/31/2012  9.5309.298449
12/31/2013  9.2989.073292
12/31/2014  9.0738.854251
12/31/2015  8.8548.640226
2.50%
12/31/2007  N/A10.1970
12/31/2008  10.19710.1871748
12/31/2009  10.1879.9572512
12/31/2010  9.9579.7121925
12/31/2011  9.7129.4731608
12/31/2012  9.4739.2381350
12/31/2013  9.2389.0101033
12/31/2014  9.0108.7881190
12/31/2015  8.7888.5721329
2.55%
12/31/2007  N/A10.1560
12/31/2008  10.15610.142663
12/31/2009  10.1429.908549
12/31/2010  9.9089.659635
12/31/2011  9.6599.417606
12/31/2012  9.4179.179470
12/31/2013  9.1798.948432
12/31/2014  8.9488.723331
12/31/2015  8.7238.504292
2.60%
12/31/2007  N/A10.1160
12/31/2008  10.11610.0971615
12/31/2009  10.0979.8591837
12/31/2010  9.8599.6071388
12/31/2011  9.6079.361908
12/31/2012  9.3619.119833
12/31/2013  9.1198.886508
12/31/2014  8.8868.658454
12/31/2015  8.6588.436599

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2007  N/A10.0760
12/31/2008  10.07610.0521507
12/31/2009  10.0529.8101709
12/31/2010  9.8109.5541942
12/31/2011  9.5549.3051634
12/31/2012  9.3059.0611366
12/31/2013  9.0618.8241078
12/31/2014  8.8248.5941029
12/31/2015  8.5948.3701184
2.70%
12/31/2007  N/A10.0360
12/31/2008  10.03610.007630
12/31/2009  10.0079.762629
12/31/2010  9.7629.502494
12/31/2011  9.5029.250329
12/31/2012  9.2509.002364
12/31/2013  9.0028.763279
12/31/2014  8.7638.530510
12/31/2015  8.5308.303449
2.75%
12/31/2007  N/A9.9970
12/31/2008  9.9979.962502
12/31/2009  9.9629.713652
12/31/2010  9.7139.451701
12/31/2011  9.4519.195419
12/31/2012  9.1958.944446
12/31/2013  8.9448.702509
12/31/2014  8.7028.466504
12/31/2015  8.4668.237623
2.80%
12/31/2007  N/A9.9570
12/31/2008  9.9579.918783
12/31/2009  9.9189.6651116
12/31/2010  9.6659.399672
12/31/2011  9.3999.140504
12/31/2012  9.1408.887420
12/31/2013  8.8878.641512
12/31/2014  8.6418.403553
12/31/2015  8.4038.172597
2.85%
12/31/2007  N/A9.9180
12/31/2008  9.9189.874159
12/31/2009  9.8749.617288
12/31/2010  9.6179.348239
12/31/2011  9.3489.086239
12/31/2012  9.0868.829286
12/31/2013  8.8298.581272
12/31/2014  8.5818.341236
12/31/2015  8.3418.107221
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
12/31/2007  N/A9.8790
12/31/2008  9.8799.830496
12/31/2009  9.8309.570272
12/31/2010  9.5709.297257
12/31/2011  9.2979.032224
12/31/2012  9.0328.773170
12/31/2013  8.7738.522241
12/31/2014  8.5228.279238
12/31/2015  8.2798.043221
2.95%
12/31/2007  N/A9.8400
12/31/2008  9.8409.786642
12/31/2009  9.7869.522243
12/31/2010  9.5229.246131
12/31/2011  9.2468.978322
12/31/2012  8.9788.716183
12/31/2013  8.7168.463258
12/31/2014  8.4638.217165
12/31/2015  8.2177.979212
3.00%
12/31/2008  N/A9.74372
12/31/2009  9.7439.475179
12/31/2010  9.4759.196202
12/31/2011  9.1968.925172
12/31/2012  8.9258.660180
12/31/2013  8.6608.404170
12/31/2014  8.4048.156155
12/31/2015  8.1567.916157
3.05%
12/31/2009  N/A9.428185
12/31/2010  9.4289.146143
12/31/2011  9.1468.87283
12/31/2012  8.8728.60437
12/31/2013  8.6048.34646
12/31/2014  8.3468.09663
12/31/2015  8.0967.853161
3.10%
12/31/2009  N/A9.382135
12/31/2010  9.3829.096193
12/31/2011  9.0968.819225
12/31/2012  8.8198.549197
12/31/2013  8.5498.288228
12/31/2014  8.2888.035275
12/31/2015  8.0357.791279
3.15%
12/31/2009  N/A9.33528
12/31/2010  9.3359.04615
12/31/2011  9.0468.7679
12/31/2012  8.7678.49424
12/31/2013  8.4948.23016
12/31/2014  8.2307.97612
12/31/2015  7.9767.72919
3.20%
12/31/2013  N/A8.1630
12/31/2014  8.1637.9071
12/31/2015  7.9077.6583

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.25%
12/31/2013  N/A8.1060
12/31/2014  8.1067.8480
12/31/2015  7.8487.5970
3.30%
12/31/2013  N/A7.8840
12/31/2014  7.8847.6281
12/31/2015  7.6287.3810
3.35%
12/31/2013  N/A7.9940
12/31/2014  7.9947.7310
12/31/2015  7.7317.4770
3.40%
12/31/2013  N/A7.9390
12/31/2014  7.9397.6740
12/31/2015  7.6747.4180
AZL International Index Fund
1.65%
12/31/2009  N/A9.75621
12/31/2010  9.75610.27973
12/31/2011  10.2798.820302
12/31/2012  8.82010.239463
12/31/2013  10.23912.222461
12/31/2014  12.22211.279472
12/31/2015  11.27910.941402
1.70%
12/31/2009  N/A9.75540
12/31/2010  9.75510.273109
12/31/2011  10.2738.810200
12/31/2012  8.81010.223301
12/31/2013  10.22312.197376
12/31/2014  12.19711.250372
12/31/2015  11.25010.907358
1.75%
12/31/2009  N/A9.7540
12/31/2010  9.75410.2675
12/31/2011  10.2678.80022
12/31/2012  8.80010.20635
12/31/2013  10.20612.17145
12/31/2014  12.17111.22151
12/31/2015  11.22110.87338
1.80%
12/31/2009  N/A9.753102
12/31/2010  9.75310.261219
12/31/2011  10.2618.791147
12/31/2012  8.79110.190114
12/31/2013  10.19012.146118
12/31/2014  12.14611.191123
12/31/2015  11.19110.839300
1.95%
12/31/2009  N/A9.75074
12/31/2010  9.75010.243103
12/31/2011  10.2438.762136
12/31/2012  8.76210.141170
12/31/2013  10.14112.070156
12/31/2014  12.07011.105149
12/31/2015  11.10510.739128
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2009  N/A9.74819
12/31/2010  9.74810.23026
12/31/2011  10.2308.74345
12/31/2012  8.74310.10943
12/31/2013  10.10912.01958
12/31/2014  12.01911.04766
12/31/2015  11.04710.67358
2.10%
12/31/2009  N/A9.747207
12/31/2010  9.74710.224239
12/31/2011  10.2248.733238
12/31/2012  8.73310.093248
12/31/2013  10.09311.994224
12/31/2014  11.99411.018182
12/31/2015  11.01810.640423
2.15%
12/31/2009  N/A9.7460
12/31/2010  9.74610.2185
12/31/2011  10.2188.7240
12/31/2012  8.72410.0770
12/31/2013  10.07711.9690
12/31/2014  11.96910.9900
12/31/2015  10.99010.6072
2.20%
12/31/2009  N/A9.746175
12/31/2010  9.74610.212218
12/31/2011  10.2128.714229
12/31/2012  8.71410.061230
12/31/2013  10.06111.944239
12/31/2014  11.94410.961218
12/31/2015  10.96110.574268
2.25%
12/31/2009  N/A9.745165
12/31/2010  9.74510.206148
12/31/2011  10.2068.705153
12/31/2012  8.70510.045144
12/31/2013  10.04511.919135
12/31/2014  11.91910.933130
12/31/2015  10.93310.541130
2.30%
12/31/2009  N/A9.7440
12/31/2010  9.74410.2000
12/31/2011  10.2008.6950
12/31/2012  8.69510.0290
12/31/2013  10.02911.8940
12/31/2014  11.89410.9040
12/31/2015  10.90410.5090
2.35%
12/31/2009  N/A9.743334
12/31/2010  9.74310.194320
12/31/2011  10.1948.686353
12/31/2012  8.68610.013299
12/31/2013  10.01311.869320
12/31/2014  11.86910.876301
12/31/2015  10.87610.476322

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
12/31/2009  N/A9.74286
12/31/2010  9.74210.18890
12/31/2011  10.1888.676101
12/31/2012  8.6769.997105
12/31/2013  9.99711.84490
12/31/2014  11.84410.84882
12/31/2015  10.84810.444110
2.45%
12/31/2009  N/A9.741110
12/31/2010  9.74110.182103
12/31/2011  10.1828.667117
12/31/2012  8.6679.981102
12/31/2013  9.98111.81993
12/31/2014  11.81910.82085
12/31/2015  10.82010.41286
2.50%
12/31/2009  N/A9.740195
12/31/2010  9.74010.176209
12/31/2011  10.1768.657228
12/31/2012  8.6579.965223
12/31/2013  9.96511.794218
12/31/2014  11.79410.792196
12/31/2015  10.79210.379203
2.55%
12/31/2009  N/A9.73990
12/31/2010  9.73910.17080
12/31/2011  10.1708.64892
12/31/2012  8.6489.94986
12/31/2013  9.94911.77065
12/31/2014  11.77010.76460
12/31/2015  10.76410.34759
2.60%
12/31/2009  N/A9.738147
12/31/2010  9.73810.16388
12/31/2011  10.1638.63896
12/31/2012  8.6389.93369
12/31/2013  9.93311.74571
12/31/2014  11.74510.736119
12/31/2015  10.73610.315111
2.65%
12/31/2009  N/A9.737174
12/31/2010  9.73710.157190
12/31/2011  10.1578.629206
12/31/2012  8.6299.917154
12/31/2013  9.91711.720147
12/31/2014  11.72010.708171
12/31/2015  10.70810.283176
2.70%
12/31/2009  N/A9.73630
12/31/2010  9.73610.15136
12/31/2011  10.1518.61935
12/31/2012  8.6199.90134
12/31/2013  9.90111.69647
12/31/2014  11.69610.68030
12/31/2015  10.68010.25230
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.75%
12/31/2009  N/A9.73546
12/31/2010  9.73510.14527
12/31/2011  10.1458.61030
12/31/2012  8.6109.88522
12/31/2013  9.88511.67150
12/31/2014  11.67110.65343
12/31/2015  10.65310.22041
2.80%
12/31/2009  N/A9.73440
12/31/2010  9.73410.13957
12/31/2011  10.1398.60057
12/31/2012  8.6009.87063
12/31/2013  9.87011.64757
12/31/2014  11.64710.62527
12/31/2015  10.62510.18826
2.85%
12/31/2009  N/A9.73331
12/31/2010  9.73310.13332
12/31/2011  10.1338.59133
12/31/2012  8.5919.85432
12/31/2013  9.85411.62222
12/31/2014  11.62210.59720
12/31/2015  10.59710.15724
2.90%
12/31/2009  N/A9.73219
12/31/2010  9.73210.12716
12/31/2011  10.1278.58218
12/31/2012  8.5829.83817
12/31/2013  9.83811.59817
12/31/2014  11.59810.57022
12/31/2015  10.57010.12528
2.95%
12/31/2009  N/A9.73217
12/31/2010  9.73210.12119
12/31/2011  10.1218.57220
12/31/2012  8.5729.82220
12/31/2013  9.82211.57415
12/31/2014  11.57410.54212
12/31/2015  10.54210.09411
3.00%
12/31/2009  N/A9.7311
12/31/2010  9.73110.1150
12/31/2011  10.1158.5630
12/31/2012  8.5639.8070
12/31/2013  9.80711.5502
12/31/2014  11.55010.5151
12/31/2015  10.51510.0631
3.05%
12/31/2009  N/A9.7301
12/31/2010  9.73010.1090
12/31/2011  10.1098.5530
12/31/2012  8.5539.7910
12/31/2013  9.79111.52510
12/31/2014  11.52510.48819
12/31/2015  10.48810.03226

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
12/31/2009  N/A9.7290
12/31/2010  9.72910.1030
12/31/2011  10.1038.5440
12/31/2012  8.5449.7750
12/31/2013  9.77511.5010
12/31/2014  11.50110.4610
12/31/2015  10.46110.0010
3.15%
12/31/2009  N/A9.7280
12/31/2010  9.72810.0970
12/31/2011  10.0978.5350
12/31/2012  8.5359.7600
12/31/2013  9.76011.4771
12/31/2014  11.47710.43310
12/31/2015  10.4339.9702
3.20%
12/31/2013  N/A15.3310
12/31/2014  15.33113.9303
12/31/2015  13.93013.3040
3.25%
12/31/2013  N/A15.2950
12/31/2014  15.29513.8900
12/31/2015  13.89013.2600
3.30%
12/31/2013  N/A11.4050
12/31/2014  11.40510.3522
12/31/2015  10.3529.8772
3.35%
12/31/2013  N/A15.2230
12/31/2014  15.22313.8110
12/31/2015  13.81113.1710
3.40%
12/31/2013  N/A15.1880
12/31/2014  15.18813.7720
12/31/2015  13.77213.1270
AZL Invesco Equity and Income Fund
1.65%
12/31/2007  N/A12.715146
12/31/2008  12.7159.515135
12/31/2009  9.51511.497252
12/31/2010  11.49712.6371497
12/31/2011  12.63712.1602997
12/31/2012  12.16013.3842986
12/31/2013  13.38416.4124400
12/31/2014  16.41217.5164681
12/31/2015  17.51616.8044332
1.70%
12/31/2007  N/A12.691521
12/31/2008  12.6919.492558
12/31/2009  9.49211.465565
12/31/2010  11.46512.5951985
12/31/2011  12.59512.1133155
12/31/2012  12.11313.3263128
12/31/2013  13.32616.3334083
12/31/2014  16.33317.4234128
12/31/2015  17.42316.7063707
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2009  N/A11.42322
12/31/2010  11.42312.543104
12/31/2011  12.54312.057158
12/31/2012  12.05713.258185
12/31/2013  13.25816.241275
12/31/2014  16.24117.316214
12/31/2015  17.31616.596238
1.80%
12/31/2008  N/A9.44882
12/31/2009  9.44811.400153
12/31/2010  11.40012.511164
12/31/2011  12.51112.021160
12/31/2012  12.02113.211133
12/31/2013  13.21116.176153
12/31/2014  16.17617.238166
12/31/2015  17.23816.513116
1.95%
12/31/2007  N/A12.575187
12/31/2008  12.5759.382197
12/31/2009  9.38211.303265
12/31/2010  11.30312.387699
12/31/2011  12.38711.883979
12/31/2012  11.88313.0401065
12/31/2013  13.04015.9431520
12/31/2014  15.94316.9641563
12/31/2015  16.96416.2261399
2.05%
12/31/2008  N/A9.33927
12/31/2009  9.33911.240104
12/31/2010  11.24012.305178
12/31/2011  12.30511.793207
12/31/2012  11.79312.928176
12/31/2013  12.92815.790214
12/31/2014  15.79016.784180
12/31/2015  16.78416.038167
2.10%
12/31/2007  N/A12.5060
12/31/2008  12.5069.317199
12/31/2009  9.31711.207498
12/31/2010  11.20712.263488
12/31/2011  12.26311.747458
12/31/2012  11.74712.872413
12/31/2013  12.87215.713405
12/31/2014  15.71316.694403
12/31/2015  16.69415.944413
2.15%
12/31/2008  N/A9.2951
12/31/2009  9.29511.1762
12/31/2010  11.17612.2232
12/31/2011  12.22311.7034
12/31/2012  11.70312.8164
12/31/2013  12.81615.6384
12/31/2014  15.63816.6064
12/31/2015  16.60615.8522

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2007  N/A12.4610
12/31/2008  12.4619.273238
12/31/2009  9.27311.144467
12/31/2010  11.14412.182444
12/31/2011  12.18211.658441
12/31/2012  11.65812.760413
12/31/2013  12.76015.562523
12/31/2014  15.56216.517583
12/31/2015  16.51715.759613
2.25%
12/31/2007  N/A12.4380
12/31/2008  12.4389.252284
12/31/2009  9.25211.112562
12/31/2010  11.11212.141632
12/31/2011  12.14111.613591
12/31/2012  11.61312.705554
12/31/2013  12.70515.487585
12/31/2014  15.48716.429589
12/31/2015  16.42915.667545
2.30%
12/31/2009  N/A11.0813
12/31/2010  11.08112.1003
12/31/2011  12.10011.5683
12/31/2012  11.56812.6501
12/31/2013  12.65015.4120
12/31/2014  15.41216.34122
12/31/2015  16.34115.57618
2.35%
12/31/2007  N/A12.3920
12/31/2008  12.3929.208314
12/31/2009  9.20811.0501644
12/31/2010  11.05012.0601636
12/31/2011  12.06011.5241656
12/31/2012  11.52412.5951546
12/31/2013  12.59515.3371825
12/31/2014  15.33716.2541934
12/31/2015  16.25415.4851790
2.40%
12/31/2007  N/A12.3690
12/31/2008  12.3699.18775
12/31/2009  9.18711.018346
12/31/2010  11.01812.020307
12/31/2011  12.02011.480282
12/31/2012  11.48012.541251
12/31/2013  12.54115.263347
12/31/2014  15.26316.168451
12/31/2015  16.16815.395370
2.45%
12/31/2007  N/A12.3470
12/31/2008  12.3479.165100
12/31/2009  9.16510.987145
12/31/2010  10.98711.980133
12/31/2011  11.98011.436150
12/31/2012  11.43612.487134
12/31/2013  12.48715.190141
12/31/2014  15.19016.082141
12/31/2015  16.08215.305164
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
12/31/2007  N/A12.3240
12/31/2008  12.3249.144239
12/31/2009  9.14410.9561790
12/31/2010  10.95611.9401886
12/31/2011  11.94011.3921873
12/31/2012  11.39212.4321753
12/31/2013  12.43215.1162071
12/31/2014  15.11615.9962016
12/31/2015  15.99615.2162038
2.55%
12/31/2007  N/A12.3010
12/31/2008  12.3019.12342
12/31/2009  9.12310.925154
12/31/2010  10.92511.900182
12/31/2011  11.90011.349178
12/31/2012  11.34912.379187
12/31/2013  12.37915.043224
12/31/2014  15.04315.911232
12/31/2015  15.91115.128247
2.60%
12/31/2007  N/A12.2790
12/31/2008  12.2799.10195
12/31/2009  9.10110.894793
12/31/2010  10.89411.861771
12/31/2011  11.86111.305794
12/31/2012  11.30512.325756
12/31/2013  12.32514.971843
12/31/2014  14.97115.826883
12/31/2015  15.82615.0401056
2.65%
12/31/2007  N/A12.2560
12/31/2008  12.2569.080131
12/31/2009  9.08010.863934
12/31/2010  10.86311.821991
12/31/2011  11.82111.2621092
12/31/2012  11.26212.2721022
12/31/2013  12.27214.8991182
12/31/2014  14.89915.7421245
12/31/2015  15.74214.9521136
2.70%
12/31/2007  N/A12.2340
12/31/2008  12.2349.05929
12/31/2009  9.05910.83297
12/31/2010  10.83211.782157
12/31/2011  11.78211.219210
12/31/2012  11.21912.219202
12/31/2013  12.21914.827226
12/31/2014  14.82715.658219
12/31/2015  15.65814.865207

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.75%
12/31/2007  N/A12.2110
12/31/2008  12.2119.03812
12/31/2009  9.03810.802488
12/31/2010  10.80211.742592
12/31/2011  11.74211.176618
12/31/2012  11.17612.166700
12/31/2013  12.16614.755778
12/31/2014  14.75515.575843
12/31/2015  15.57514.778877
2.80%
12/31/2007  N/A12.1890
12/31/2008  12.1899.01730
12/31/2009  9.01710.771444
12/31/2010  10.77111.703566
12/31/2011  11.70311.133630
12/31/2012  11.13312.113632
12/31/2013  12.11314.684634
12/31/2014  14.68415.492729
12/31/2015  15.49214.692729
2.85%
12/31/2007  N/A12.1670
12/31/2008  12.1678.9966
12/31/2009  8.99610.74066
12/31/2010  10.74011.66458
12/31/2011  11.66411.09049
12/31/2012  11.09012.06145
12/31/2013  12.06114.61373
12/31/2014  14.61315.409101
12/31/2015  15.40914.607115
2.90%
12/31/2007  N/A12.1440
12/31/2008  12.1448.97532
12/31/2009  8.97510.710361
12/31/2010  10.71011.625365
12/31/2011  11.62511.048269
12/31/2012  11.04812.008270
12/31/2013  12.00814.542320
12/31/2014  14.54215.327392
12/31/2015  15.32714.522371
2.95%
12/31/2007  N/A12.1220
12/31/2008  12.1228.95416
12/31/2009  8.95410.680129
12/31/2010  10.68011.587148
12/31/2011  11.58711.006269
12/31/2012  11.00611.956250
12/31/2013  11.95614.472300
12/31/2014  14.47215.246406
12/31/2015  15.24614.437349
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
12/31/2008  N/A8.9340
12/31/2009  8.93410.6506
12/31/2010  10.65011.54914
12/31/2011  11.54910.96413
12/31/2012  10.96411.90610
12/31/2013  11.90614.40423
12/31/2014  14.40415.16680
12/31/2015  15.16614.35466
3.05%
12/31/2009  N/A10.620211
12/31/2010  10.62011.510245
12/31/2011  11.51010.922160
12/31/2012  10.92211.853160
12/31/2013  11.85314.333281
12/31/2014  14.33315.084326
12/31/2015  15.08414.270345
3.10%
12/31/2009  N/A10.59048
12/31/2010  10.59011.47260
12/31/2011  11.47210.88094
12/31/2012  10.88011.80283
12/31/2013  11.80214.264118
12/31/2014  14.26415.004110
12/31/2015  15.00414.18763
3.15%
12/31/2009  N/A10.5605
12/31/2010  10.56011.4348
12/31/2011  11.43410.83813
12/31/2012  10.83811.75112
12/31/2013  11.75114.19582
12/31/2014  14.19514.92494
12/31/2015  14.92414.10434
3.20%
12/31/2013  N/A14.5371
12/31/2014  14.53715.27612
12/31/2015  15.27614.43017
3.25%
12/31/2013  N/A14.4670
12/31/2014  14.46715.1950
12/31/2015  15.19514.3460
3.30%
12/31/2013  N/A13.9920
12/31/2014  13.99214.68817
12/31/2015  14.68813.86038
3.35%
12/31/2013  N/A14.3280
12/31/2014  14.32815.0330
12/31/2015  15.03314.1793
3.40%
12/31/2013  N/A14.2580
12/31/2014  14.25814.9530
12/31/2015  14.95314.0960

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Invesco Growth and Income Fund
1.65%
12/31/2007  N/A14.05531
12/31/2008  14.0559.28246
12/31/2009  9.28211.28918
12/31/2010  11.28912.478103
12/31/2011  12.47812.036244
12/31/2012  12.03613.535329
12/31/2013  13.53517.798336
12/31/2014  17.79819.257305
12/31/2015  19.25718.324232
1.70%
12/31/2007  N/A14.008141
12/31/2008  14.0089.246209
12/31/2009  9.24611.240104
12/31/2010  11.24012.418180
12/31/2011  12.41811.972272
12/31/2012  11.97213.456331
12/31/2013  13.45617.685405
12/31/2014  17.68519.126373
12/31/2015  19.12618.190311
1.75%
12/31/2009  N/A11.1821
12/31/2010  11.18212.3486
12/31/2011  12.34811.89913
12/31/2012  11.89913.36718
12/31/2013  13.36717.56031
12/31/2014  17.56018.98025
12/31/2015  18.98018.04314
1.80%
12/31/2008  N/A9.17674
12/31/2009  9.17611.143214
12/31/2010  11.14312.298241
12/31/2011  12.29811.845245
12/31/2012  11.84513.300229
12/31/2013  13.30017.463217
12/31/2014  17.46318.866177
12/31/2015  18.86617.925139
1.95%
12/31/2007  N/A13.7768
12/31/2008  13.7769.07122
12/31/2009  9.07110.999165
12/31/2010  10.99912.121249
12/31/2011  12.12111.657274
12/31/2012  11.65713.069280
12/31/2013  13.06917.134256
12/31/2014  17.13418.483201
12/31/2015  18.48317.535174
2.05%
12/31/2008  N/A9.00135
12/31/2009  9.00110.904132
12/31/2010  10.90412.004157
12/31/2011  12.00411.533231
12/31/2012  11.53312.917221
12/31/2013  12.91716.918169
12/31/2014  16.91818.232128
12/31/2015  18.23217.279130
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
12/31/2007  N/A13.6390
12/31/2008  13.6398.967114
12/31/2009  8.96710.857235
12/31/2010  10.85711.946249
12/31/2011  11.94611.471248
12/31/2012  11.47112.842238
12/31/2013  12.84216.811247
12/31/2014  16.81118.107208
12/31/2015  18.10717.153176
2.15%
12/31/2008  N/A8.9322
12/31/2009  8.93210.81012
12/31/2010  10.81011.88823
12/31/2011  11.88811.41022
12/31/2012  11.41012.76719
12/31/2013  12.76716.70414
12/31/2014  16.70417.98412
12/31/2015  17.98417.02812
2.20%
12/31/2007  N/A13.5480
12/31/2008  13.5488.898133
12/31/2009  8.89810.763276
12/31/2010  10.76311.831282
12/31/2011  11.83111.350310
12/31/2012  11.35012.693283
12/31/2013  12.69316.599339
12/31/2014  16.59917.861317
12/31/2015  17.86116.903260
2.25%
12/31/2007  N/A13.5030
12/31/2008  13.5038.86488
12/31/2009  8.86410.716230
12/31/2010  10.71611.774261
12/31/2011  11.77411.289260
12/31/2012  11.28912.619229
12/31/2013  12.61916.494287
12/31/2014  16.49417.739249
12/31/2015  17.73916.779201
2.30%
12/31/2009  N/A10.6704
12/31/2010  10.67011.7170
12/31/2011  11.71711.2290
12/31/2012  11.22912.5450
12/31/2013  12.54516.3900
12/31/2014  16.39017.6190
12/31/2015  17.61916.6570
2.35%
12/31/2007  N/A13.4130
12/31/2008  13.4138.796172
12/31/2009  8.79610.624322
12/31/2010  10.62411.660324
12/31/2011  11.66011.169323
12/31/2012  11.16912.472286
12/31/2013  12.47216.286479
12/31/2014  16.28617.498399
12/31/2015  17.49816.535327

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
12/31/2007  N/A13.3680
12/31/2008  13.3688.76398
12/31/2009  8.76310.578182
12/31/2010  10.57811.604135
12/31/2011  11.60411.110206
12/31/2012  11.11012.399198
12/31/2013  12.39916.183179
12/31/2014  16.18317.379222
12/31/2015  17.37916.414213
2.45%
12/31/2007  N/A13.3240
12/31/2008  13.3248.72944
12/31/2009  8.72910.53293
12/31/2010  10.53211.548100
12/31/2011  11.54811.051111
12/31/2012  11.05112.32792
12/31/2013  12.32716.08194
12/31/2014  16.08117.26180
12/31/2015  17.26116.29480
2.50%
12/31/2007  N/A13.2790
12/31/2008  13.2798.696104
12/31/2009  8.69610.486210
12/31/2010  10.48611.492213
12/31/2011  11.49210.992233
12/31/2012  10.99212.256222
12/31/2013  12.25615.979257
12/31/2014  15.97917.143229
12/31/2015  17.14316.175173
2.55%
12/31/2007  N/A13.2350
12/31/2008  13.2358.66227
12/31/2009  8.66210.44161
12/31/2010  10.44111.43766
12/31/2011  11.43710.93376
12/31/2012  10.93312.18483
12/31/2013  12.18415.878102
12/31/2014  15.87817.026104
12/31/2015  17.02616.05677
2.60%
12/31/2007  N/A13.1910
12/31/2008  13.1918.62944
12/31/2009  8.62910.39674
12/31/2010  10.39611.38282
12/31/2011  11.38210.875130
12/31/2012  10.87512.11368
12/31/2013  12.11315.77865
12/31/2014  15.77816.91091
12/31/2015  16.91015.93975
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2007  N/A13.1470
12/31/2008  13.1478.59661
12/31/2009  8.59610.351124
12/31/2010  10.35111.327115
12/31/2011  11.32710.817116
12/31/2012  10.81712.043101
12/31/2013  12.04315.678165
12/31/2014  15.67816.795159
12/31/2015  16.79515.822142
2.70%
12/31/2007  N/A13.1030
12/31/2008  13.1038.56319
12/31/2009  8.56310.30637
12/31/2010  10.30611.27245
12/31/2011  11.27210.76044
12/31/2012  10.76011.97347
12/31/2013  11.97315.57930
12/31/2014  15.57916.68029
12/31/2015  16.68015.70725
2.75%
12/31/2007  N/A13.0600
12/31/2008  13.0608.53015
12/31/2009  8.53010.26142
12/31/2010  10.26111.21834
12/31/2011  11.21810.70228
12/31/2012  10.70211.90324
12/31/2013  11.90315.48173
12/31/2014  15.48116.567102
12/31/2015  16.56715.592109
2.80%
12/31/2007  N/A13.0160
12/31/2008  13.0168.49817
12/31/2009  8.49810.21753
12/31/2010  10.21711.16435
12/31/2011  11.16410.64546
12/31/2012  10.64511.83344
12/31/2013  11.83315.38354
12/31/2014  15.38316.45446
12/31/2015  16.45415.47834
2.85%
12/31/2007  N/A12.9730
12/31/2008  12.9738.4658
12/31/2009  8.46510.1739
12/31/2010  10.17311.11014
12/31/2011  11.11010.5899
12/31/2012  10.58911.7656
12/31/2013  11.76515.28615
12/31/2014  15.28616.34125
12/31/2015  16.34115.36520

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
12/31/2007  N/A12.9300
12/31/2008  12.9308.43316
12/31/2009  8.43310.12849
12/31/2010  10.12811.05639
12/31/2011  11.05610.53241
12/31/2012  10.53211.69642
12/31/2013  11.69615.18959
12/31/2014  15.18916.23065
12/31/2015  16.23015.25273
2.95%
12/31/2007  N/A12.8870
12/31/2008  12.8878.40010
12/31/2009  8.40010.08515
12/31/2010  10.08511.00320
12/31/2011  11.00310.47619
12/31/2012  10.47611.62818
12/31/2013  11.62815.09319
12/31/2014  15.09316.11928
12/31/2015  16.11915.14120
3.00%
12/31/2008  N/A8.3680
12/31/2009  8.36810.0410
12/31/2010  10.04110.9502
12/31/2011  10.95010.4210
12/31/2012  10.42111.5600
12/31/2013  11.56014.99813
12/31/2014  14.99816.00912
12/31/2015  16.00915.0309
3.05%
12/31/2009  N/A9.9971
12/31/2010  9.99710.8970
12/31/2011  10.89710.3650
12/31/2012  10.36511.4930
12/31/2013  11.49314.90311
12/31/2014  14.90315.90025
12/31/2015  15.90014.92031
3.10%
12/31/2009  N/A9.9540
12/31/2010  9.95410.8440
12/31/2011  10.84410.3100
12/31/2012  10.31011.4260
12/31/2013  11.42614.8090
12/31/2014  14.80915.7921
12/31/2015  15.79214.8111
3.15%
12/31/2009  N/A9.9110
12/31/2010  9.91110.7920
12/31/2011  10.79210.2550
12/31/2012  10.25511.3590
12/31/2013  11.35914.7151
12/31/2014  14.71515.6846
12/31/2015  15.68414.7027
3.20%
12/31/2013  N/A15.6912
12/31/2014  15.69116.7168
12/31/2015  16.71615.6628
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.25%
12/31/2013  N/A15.5910
12/31/2014  15.59116.6020
12/31/2015  16.60215.5470
3.30%
12/31/2013  N/A14.4380
12/31/2014  14.43815.3660
12/31/2015  15.36614.3821
3.35%
12/31/2013  N/A15.3950
12/31/2014  15.39516.3760
12/31/2015  16.37615.3202
3.40%
12/31/2013  N/A15.2970
12/31/2014  15.29716.2640
12/31/2015  16.26415.2080
AZL Invesco International Equity Fund
1.65%
12/31/2007  N/A19.55176
12/31/2008  19.55111.248157
12/31/2009  11.24814.86279
12/31/2010  14.86216.449129
12/31/2011  16.44914.997228
12/31/2012  14.99717.045289
12/31/2013  17.04519.915235
12/31/2014  19.91519.639213
12/31/2015  19.63918.789183
1.70%
12/31/2007  N/A19.496275
12/31/2008  19.49611.211372
12/31/2009  11.21114.805187
12/31/2010  14.80516.378188
12/31/2011  16.37814.925306
12/31/2012  14.92516.954376
12/31/2013  16.95419.799403
12/31/2014  19.79919.515386
12/31/2015  19.51518.661348
1.75%
12/31/2009  N/A14.7374
12/31/2010  14.73716.29412
12/31/2011  16.29414.84113
12/31/2012  14.84116.85119
12/31/2013  16.85119.66918
12/31/2014  19.66919.37613
12/31/2015  19.37618.51911
1.80%
12/31/2008  N/A11.13677
12/31/2009  11.13614.692304
12/31/2010  14.69216.236343
12/31/2011  16.23614.781357
12/31/2012  14.78116.774332
12/31/2013  16.77419.570285
12/31/2014  19.57019.269264
12/31/2015  19.26918.407219

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2007  N/A19.22142
12/31/2008  19.22111.02546
12/31/2009  11.02514.524150
12/31/2010  14.52416.027176
12/31/2011  16.02714.568212
12/31/2012  14.56816.508223
12/31/2013  16.50819.230214
12/31/2014  19.23018.906212
12/31/2015  18.90618.033222
2.05%
12/31/2008  N/A10.95212
12/31/2009  10.95214.412108
12/31/2010  14.41215.888124
12/31/2011  15.88814.42898
12/31/2012  14.42816.33297
12/31/2013  16.33219.00681
12/31/2014  19.00618.66873
12/31/2015  18.66817.78863
2.10%
12/31/2007  N/A19.0580
12/31/2008  19.05810.915138
12/31/2009  10.91514.357482
12/31/2010  14.35715.819481
12/31/2011  15.81914.358476
12/31/2012  14.35816.245466
12/31/2013  16.24518.896425
12/31/2014  18.89618.550403
12/31/2015  18.55017.667375
2.15%
12/31/2008  N/A10.8793
12/31/2009  10.87914.30218
12/31/2010  14.30215.75113
12/31/2011  15.75114.2897
12/31/2012  14.28916.1597
12/31/2013  16.15918.7865
12/31/2014  18.78618.4335
12/31/2015  18.43317.5464
2.20%
12/31/2007  N/A18.9500
12/31/2008  18.95010.843252
12/31/2009  10.84314.247588
12/31/2010  14.24715.683586
12/31/2011  15.68314.220584
12/31/2012  14.22016.073567
12/31/2013  16.07318.676572
12/31/2014  18.67618.316515
12/31/2015  18.31617.427519
2.25%
12/31/2007  N/A18.8970
12/31/2008  18.89710.806102
12/31/2009  10.80614.193458
12/31/2010  14.19315.615448
12/31/2011  15.61514.151434
12/31/2012  14.15115.987391
12/31/2013  15.98718.567353
12/31/2014  18.56718.200311
12/31/2015  18.20017.308281
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2009  N/A14.1381
12/31/2010  14.13815.5471
12/31/2011  15.54714.0830
12/31/2012  14.08315.9020
12/31/2013  15.90218.4590
12/31/2014  18.45918.0850
12/31/2015  18.08517.1900
2.35%
12/31/2007  N/A18.7900
12/31/2008  18.79010.735279
12/31/2009  10.73514.084702
12/31/2010  14.08415.480642
12/31/2011  15.48014.015658
12/31/2012  14.01515.817607
12/31/2013  15.81718.352573
12/31/2014  18.35217.971553
12/31/2015  17.97117.073618
2.40%
12/31/2007  N/A18.7360
12/31/2008  18.73610.699115
12/31/2009  10.69914.030482
12/31/2010  14.03015.413455
12/31/2011  15.41313.947400
12/31/2012  13.94715.733367
12/31/2013  15.73318.245357
12/31/2014  18.24517.858313
12/31/2015  17.85816.956333
2.45%
12/31/2007  N/A18.6830
12/31/2008  18.68310.66383
12/31/2009  10.66313.977161
12/31/2010  13.97715.346166
12/31/2011  15.34613.880166
12/31/2012  13.88015.649140
12/31/2013  15.64918.139147
12/31/2014  18.13917.745134
12/31/2015  17.74516.841116
2.50%
12/31/2007  N/A18.6300
12/31/2008  18.63010.628153
12/31/2009  10.62813.923570
12/31/2010  13.92315.280525
12/31/2011  15.28013.813534
12/31/2012  13.81315.566508
12/31/2013  15.56618.033488
12/31/2014  18.03317.632453
12/31/2015  17.63216.726438
2.55%
12/31/2007  N/A18.5780
12/31/2008  18.57810.59261
12/31/2009  10.59213.870415
12/31/2010  13.87015.213415
12/31/2011  15.21313.746380
12/31/2012  13.74615.483338
12/31/2013  15.48317.928324
12/31/2014  17.92817.521246
12/31/2015  17.52116.612196

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007  N/A18.5250
12/31/2008  18.52510.55784
12/31/2009  10.55713.817160
12/31/2010  13.81715.148178
12/31/2011  15.14813.680206
12/31/2012  13.68015.400148
12/31/2013  15.40017.824214
12/31/2014  17.82417.410223
12/31/2015  17.41016.499176
2.65%
12/31/2007  N/A18.4730
12/31/2008  18.47310.522119
12/31/2009  10.52213.764442
12/31/2010  13.76415.082372
12/31/2011  15.08213.614370
12/31/2012  13.61415.318364
12/31/2013  15.31817.720366
12/31/2014  17.72017.300344
12/31/2015  17.30016.386303
2.70%
12/31/2007  N/A18.4200
12/31/2008  18.42010.48729
12/31/2009  10.48713.711123
12/31/2010  13.71115.017119
12/31/2011  15.01713.54899
12/31/2012  13.54815.23784
12/31/2013  15.23717.61769
12/31/2014  17.61717.19166
12/31/2015  17.19116.27550
2.75%
12/31/2007  N/A18.3680
12/31/2008  18.36810.45222
12/31/2009  10.45213.65880
12/31/2010  13.65814.95268
12/31/2011  14.95213.48364
12/31/2012  13.48315.15649
12/31/2013  15.15617.51488
12/31/2014  17.51417.082117
12/31/2015  17.08216.164131
2.80%
12/31/2007  N/A18.3160
12/31/2008  18.31610.41735
12/31/2009  10.41713.606135
12/31/2010  13.60614.887149
12/31/2011  14.88713.418138
12/31/2012  13.41815.075124
12/31/2013  15.07517.412109
12/31/2014  17.41216.97499
12/31/2015  16.97416.05387
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2007  N/A18.2640
12/31/2008  18.26410.38211
12/31/2009  10.38213.55435
12/31/2010  13.55414.82233
12/31/2011  14.82213.35337
12/31/2012  13.35314.99535
12/31/2013  14.99517.31134
12/31/2014  17.31116.86734
12/31/2015  16.86715.94430
2.90%
12/31/2007  N/A18.2120
12/31/2008  18.21210.34723
12/31/2009  10.34713.50278
12/31/2010  13.50214.75867
12/31/2011  14.75813.28963
12/31/2012  13.28914.91552
12/31/2013  14.91517.21060
12/31/2014  17.21016.76081
12/31/2015  16.76015.83593
2.95%
12/31/2007  N/A18.1610
12/31/2008  18.16110.31327
12/31/2009  10.31313.450106
12/31/2010  13.45014.69488
12/31/2011  14.69413.22554
12/31/2012  13.22514.83554
12/31/2013  14.83517.11044
12/31/2014  17.11016.65441
12/31/2015  16.65415.72732
3.00%
12/31/2008  N/A10.2790
12/31/2009  10.27913.3990
12/31/2010  13.39914.6310
12/31/2011  14.63113.1611
12/31/2012  13.16114.7560
12/31/2013  14.75617.01011
12/31/2014  17.01016.54912
12/31/2015  16.54915.62028
3.05%
12/31/2009  N/A13.34713
12/31/2010  13.34714.5670
12/31/2011  14.56713.0970
12/31/2012  13.09714.6780
12/31/2013  14.67816.91126
12/31/2014  16.91116.44588
12/31/2015  16.44515.514110
3.10%
12/31/2009  N/A13.2961
12/31/2010  13.29614.5040
12/31/2011  14.50413.0340
12/31/2012  13.03414.6000
12/31/2013  14.60016.8120
12/31/2014  16.81216.3413
12/31/2015  16.34115.4083

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2009  N/A13.2450
12/31/2010  13.24514.4420
12/31/2011  14.44212.9710
12/31/2012  12.97114.5220
12/31/2013  14.52216.7154
12/31/2014  16.71516.2378
12/31/2015  16.23715.3038
3.20%
12/31/2013  N/A17.2607
12/31/2014  17.26016.7598
12/31/2015  16.75915.7878
3.25%
12/31/2013  N/A17.1600
12/31/2014  17.16016.6530
12/31/2015  16.65315.6790
3.30%
12/31/2013  N/A16.4241
12/31/2014  16.42415.93110
12/31/2015  15.93114.99212
3.35%
12/31/2013  N/A16.9600
12/31/2014  16.96016.4430
12/31/2015  16.44315.4662
3.40%
12/31/2013  N/A16.8610
12/31/2014  16.86116.3390
12/31/2015  16.33915.3600
AZL JPMorgan International Opportunities Fund
1.65%
12/31/2007  N/A19.13586
12/31/2008  19.13513.44584
12/31/2009  13.44516.70620
12/31/2010  16.70617.41051
12/31/2011  17.41014.829133
12/31/2012  14.82917.540201
12/31/2013  17.54020.823164
12/31/2014  20.82318.968168
12/31/2015  18.96818.802142
1.70%
12/31/2007  N/A19.090211
12/31/2008  19.09013.407275
12/31/2009  13.40716.650115
12/31/2010  16.65017.343132
12/31/2011  17.34314.765190
12/31/2012  14.76517.455264
12/31/2013  17.45520.712274
12/31/2014  20.71218.858268
12/31/2015  18.85818.684261
1.75%
12/31/2009  N/A16.5811
12/31/2010  16.58117.2634
12/31/2011  17.26314.68910
12/31/2012  14.68917.35714
12/31/2013  17.35720.58610
12/31/2014  20.58618.73312
12/31/2015  18.73318.55118
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2008  N/A13.33195
12/31/2009  13.33116.539304
12/31/2010  16.53917.210317
12/31/2011  17.21014.637283
12/31/2012  14.63717.287292
12/31/2013  17.28720.492236
12/31/2014  20.49218.639249
12/31/2015  18.63918.448219
1.95%
12/31/2007  N/A18.86848
12/31/2008  18.86813.21860
12/31/2009  N/A16.374156
12/31/2010  16.37417.013171
12/31/2011  17.01314.448191
12/31/2012  14.44817.038224
12/31/2013  17.03820.167204
12/31/2014  20.16718.315202
12/31/2015  18.31518.101147
2.05%
12/31/2008  N/A13.14318
12/31/2009  13.14316.265125
12/31/2010  16.26516.883141
12/31/2011  16.88314.323148
12/31/2012  14.32316.874150
12/31/2013  16.87419.952126
12/31/2014  19.95218.102142
12/31/2015  18.10217.872108
2.10%
12/31/2007  N/A18.7360
12/31/2008  18.73613.105208
12/31/2009  13.10516.211542
12/31/2010  16.21116.818605
12/31/2011  16.81814.261423
12/31/2012  14.26116.792424
12/31/2013  16.79219.846386
12/31/2014  19.84617.997384
12/31/2015  17.99717.759305
2.15%
12/31/2008  N/A13.0681
12/31/2009  13.06816.1579
12/31/2010  16.15716.7544
12/31/2011  16.75414.2003
12/31/2012  14.20016.7112
12/31/2013  16.71119.7402
12/31/2014  19.74017.8922
12/31/2015  17.89217.6473
2.20%
12/31/2007  N/A18.6490
12/31/2008  18.64913.031175
12/31/2009  13.03116.103453
12/31/2010  16.10316.690473
12/31/2011  16.69014.138480
12/31/2012  14.13816.631468
12/31/2013  16.63119.635430
12/31/2014  19.63517.788437
12/31/2015  17.78817.536379

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2007  N/A18.6050
12/31/2008  18.60512.994159
12/31/2009  12.99416.049365
12/31/2010  16.04916.626415
12/31/2011  16.62614.077416
12/31/2012  14.07716.550430
12/31/2013  16.55019.531350
12/31/2014  19.53117.684329
12/31/2015  17.68417.425287
2.30%
12/31/2009  N/A15.9965
12/31/2010  15.99616.5624
12/31/2011  16.56214.0163
12/31/2012  14.01616.4703
12/31/2013  16.47019.4272
12/31/2014  19.42717.5812
12/31/2015  17.58117.3152
2.35%
12/31/2007  N/A18.5190
12/31/2008  18.51912.921231
12/31/2009  12.92115.943547
12/31/2010  15.94316.499497
12/31/2011  16.49913.955475
12/31/2012  13.95516.391443
12/31/2013  16.39119.323447
12/31/2014  19.32317.479437
12/31/2015  17.47917.205393
2.40%
12/31/2007  N/A18.4750
12/31/2008  18.47512.88482
12/31/2009  12.88415.890249
12/31/2010  15.89016.435245
12/31/2011  16.43513.895266
12/31/2012  13.89516.312254
12/31/2013  16.31219.220238
12/31/2014  19.22017.377224
12/31/2015  17.37717.097199
2.45%
12/31/2007  N/A18.4320
12/31/2008  18.43212.848103
12/31/2009  12.84815.837188
12/31/2010  15.83716.372197
12/31/2011  16.37213.835173
12/31/2012  13.83516.233156
12/31/2013  16.23319.118165
12/31/2014  19.11817.276143
12/31/2015  17.27616.988109
2.50%
12/31/2007  N/A18.3890
12/31/2008  18.38912.811173
12/31/2009  12.81115.784421
12/31/2010  15.78416.310434
12/31/2011  16.31013.775486
12/31/2012  13.77516.155474
12/31/2013  16.15519.016423
12/31/2014  19.01617.175393
12/31/2015  17.17516.881378
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2007  N/A18.3460
12/31/2008  18.34612.77536
12/31/2009  12.77515.731172
12/31/2010  15.73116.247173
12/31/2011  16.24713.715177
12/31/2012  13.71516.077177
12/31/2013  16.07718.915152
12/31/2014  18.91517.075146
12/31/2015  17.07516.774136
2.60%
12/31/2007  N/A18.3030
12/31/2008  18.30312.73958
12/31/2009  12.73915.679144
12/31/2010  15.67916.185195
12/31/2011  16.18513.656137
12/31/2012  13.65615.999140
12/31/2013  15.99918.814166
12/31/2014  18.81416.976158
12/31/2015  16.97616.668110
2.65%
12/31/2007  N/A18.2610
12/31/2008  18.26112.703101
12/31/2009  12.70315.626264
12/31/2010  15.62616.123238
12/31/2011  16.12313.597253
12/31/2012  13.59715.922244
12/31/2013  15.92218.714220
12/31/2014  18.71416.877215
12/31/2015  16.87716.563183
2.70%
12/31/2007  N/A18.2180
12/31/2008  18.21812.66717
12/31/2009  12.66715.57487
12/31/2010  15.57416.06192
12/31/2011  16.06113.53885
12/31/2012  13.53815.84580
12/31/2013  15.84518.61486
12/31/2014  18.61416.77974
12/31/2015  16.77916.45872
2.75%
12/31/2007  N/A18.1760
12/31/2008  18.17612.63116
12/31/2009  12.63115.52235
12/31/2010  15.52216.00028
12/31/2011  16.00013.47924
12/31/2012  13.47915.76823
12/31/2013  15.76818.51550
12/31/2014  18.51516.68186
12/31/2015  16.68116.35493

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
12/31/2007  N/A18.1330
12/31/2008  18.13312.59521
12/31/2009  12.59515.47197
12/31/2010  15.47115.93892
12/31/2011  15.93813.42194
12/31/2012  13.42115.69281
12/31/2013  15.69218.41667
12/31/2014  18.41616.58456
12/31/2015  16.58416.25160
2.85%
12/31/2007  N/A18.0910
12/31/2008  18.09112.5594
12/31/2009  12.55915.41917
12/31/2010  15.41915.87719
12/31/2011  15.87713.36314
12/31/2012  13.36315.61612
12/31/2013  15.61618.31811
12/31/2014  18.31816.48715
12/31/2015  16.48716.14816
2.90%
12/31/2007  N/A18.0490
12/31/2008  18.04912.52427
12/31/2009  12.52415.36857
12/31/2010  15.36815.81649
12/31/2011  15.81613.30544
12/31/2012  13.30515.54143
12/31/2013  15.54118.22154
12/31/2014  18.22116.39157
12/31/2015  16.39116.04662
2.95%
12/31/2007  N/A18.0060
12/31/2008  18.00612.4886
12/31/2009  12.48815.31716
12/31/2010  15.31715.75610
12/31/2011  15.75613.24811
12/31/2012  13.24815.46612
12/31/2013  15.46618.12415
12/31/2014  18.12416.29614
12/31/2015  16.29615.94516
3.00%
12/31/2008  N/A12.4530
12/31/2009  12.45315.2651
12/31/2010  15.26515.6952
12/31/2011  15.69513.1900
12/31/2012  13.19015.3910
12/31/2013  15.39118.0271
12/31/2014  18.02716.2015
12/31/2015  16.20115.8448
3.05%
12/31/2009  N/A15.2156
12/31/2010  15.21515.6350
12/31/2011  15.63513.1330
12/31/2012  13.13315.3170
12/31/2013  15.31717.93111
12/31/2014  17.93116.10723
12/31/2015  16.10715.74423
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
12/31/2009  N/A15.1640
12/31/2010  15.16415.5750
12/31/2011  15.57513.0760
12/31/2012  13.07615.2430
12/31/2013  15.24317.8360
12/31/2014  17.83616.0131
12/31/2015  16.01315.6441
3.15%
12/31/2009  N/A15.1130
12/31/2010  15.11315.5160
12/31/2011  15.51613.0200
12/31/2012  13.02015.1690
12/31/2013  15.16917.7411
12/31/2014  17.74115.9207
12/31/2015  15.92015.54510
3.20%
12/31/2013  N/A18.2470
12/31/2014  18.24716.3661
12/31/2015  16.36615.9731
3.25%
12/31/2013  N/A18.1500
12/31/2014  18.15016.2700
12/31/2015  16.27015.8720
3.30%
12/31/2013  N/A17.4591
12/31/2014  17.45915.64315
12/31/2015  15.64315.25319
3.35%
12/31/2013  N/A17.9570
12/31/2014  17.95716.0810
12/31/2015  16.08115.6720
3.40%
12/31/2013  N/A17.8610
12/31/2014  17.86115.9880
12/31/2015  15.98815.5730
AZL JPMorgan U.S. Equity Fund
1.65%
12/31/2007  N/A12.82143
12/31/2008  12.8217.73363
12/31/2009  7.73310.17119
12/31/2010  10.17111.30285
12/31/2011  11.30210.873196
12/31/2012  10.87312.526290
12/31/2013  12.52616.868239
12/31/2014  16.86818.945240
12/31/2015  18.94518.657196
1.70%
12/31/2007  N/A12.798113
12/31/2008  12.7987.715109
12/31/2009  7.71510.14244
12/31/2010  10.14211.264129
12/31/2011  11.26410.831190
12/31/2012  10.83112.472293
12/31/2013  12.47216.787397
12/31/2014  16.78718.844376
12/31/2015  18.84418.548338

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2009  N/A10.1050
12/31/2010  10.10511.2171
12/31/2011  11.21710.7813
12/31/2012  10.78112.40817
12/31/2013  12.40816.69239
12/31/2014  16.69218.72837
12/31/2015  18.72818.42635
1.80%
12/31/2008  N/A7.67930
12/31/2009  7.67910.085168
12/31/2010  10.08511.189184
12/31/2011  11.18910.749178
12/31/2012  10.74912.365208
12/31/2013  12.36516.625230
12/31/2014  16.62518.644223
12/31/2015  18.64418.333175
1.95%
12/31/2007  N/A12.68111
12/31/2008  12.6817.62522
12/31/2009  7.6259.99952
12/31/2010  9.99911.07856
12/31/2011  11.07810.62699
12/31/2012  10.62612.204133
12/31/2013  12.20416.385124
12/31/2014  16.38518.347143
12/31/2015  18.34718.015126
2.05%
12/31/2008  N/A7.5907
12/31/2009  7.5909.94349
12/31/2010  9.94311.00454
12/31/2011  11.00410.54557
12/31/2012  10.54512.09951
12/31/2013  12.09916.22870
12/31/2014  16.22818.15341
12/31/2015  18.15317.80659
2.10%
12/31/2007  N/A12.6110
12/31/2008  12.6117.572109
12/31/2009  7.5729.914225
12/31/2010  9.91410.967219
12/31/2011  10.96710.504199
12/31/2012  10.50412.047194
12/31/2013  12.04716.149184
12/31/2014  16.14918.056197
12/31/2015  18.05617.702172
2.15%
12/31/2008  N/A7.5550
12/31/2009  7.5559.88714
12/31/2010  9.88710.93111
12/31/2011  10.93110.4648
12/31/2012  10.46411.9959
12/31/2013  11.99516.0727
12/31/2014  16.07217.9606
12/31/2015  17.96017.5994
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2007  N/A12.5650
12/31/2008  12.5657.53795
12/31/2009  7.5379.858259
12/31/2010  9.85810.894294
12/31/2011  10.89410.424268
12/31/2012  10.42411.943333
12/31/2013  11.94315.994313
12/31/2014  15.99417.864309
12/31/2015  17.86417.496242
2.25%
12/31/2007  N/A12.5420
12/31/2008  12.5427.51924
12/31/2009  7.5199.830145
12/31/2010  9.83010.858159
12/31/2011  10.85810.384141
12/31/2012  10.38411.891131
12/31/2013  11.89115.916127
12/31/2014  15.91617.769134
12/31/2015  17.76917.394123
2.30%
12/31/2009  N/A9.8020
12/31/2010  9.80210.8220
12/31/2011  10.82210.3440
12/31/2012  10.34411.83916
12/31/2013  11.83915.83915
12/31/2014  15.83917.67413
12/31/2015  17.67417.29314
2.35%
12/31/2007  N/A12.4960
12/31/2008  12.4967.48479
12/31/2009  7.4849.775355
12/31/2010  9.77510.786329
12/31/2011  10.78610.304299
12/31/2012  10.30411.788377
12/31/2013  11.78815.763331
12/31/2014  15.76317.580392
12/31/2015  17.58017.192348
2.40%
12/31/2007  N/A12.4730
12/31/2008  12.4737.46748
12/31/2009  7.4679.747187
12/31/2010  9.74710.750203
12/31/2011  10.75010.265185
12/31/2012  10.26511.737185
12/31/2013  11.73715.687172
12/31/2014  15.68717.487270
12/31/2015  17.48717.092230
2.45%
12/31/2007  N/A12.4500
12/31/2008  12.4507.44933
12/31/2009  7.4499.71981
12/31/2010  9.71910.71483
12/31/2011  10.71410.22683
12/31/2012  10.22611.68683
12/31/2013  11.68615.61177
12/31/2014  15.61117.39383
12/31/2015  17.39316.99369

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
12/31/2007  N/A12.4270
12/31/2008  12.4277.43295
12/31/2009  7.4329.692238
12/31/2010  9.69210.678223
12/31/2011  10.67810.186237
12/31/2012  10.18611.636221
12/31/2013  11.63615.536213
12/31/2014  15.53617.301232
12/31/2015  17.30116.894190
2.55%
12/31/2007  N/A12.4040
12/31/2008  12.4047.41440
12/31/2009  7.4149.664116
12/31/2010  9.66410.643113
12/31/2011  10.64310.147103
12/31/2012  10.14711.58599
12/31/2013  11.58515.46182
12/31/2014  15.46117.20973
12/31/2015  17.20916.79553
2.60%
12/31/2007  N/A12.3820
12/31/2008  12.3827.39759
12/31/2009  7.3979.63791
12/31/2010  9.63710.60787
12/31/2011  10.60710.10998
12/31/2012  10.10911.535105
12/31/2013  11.53515.38697
12/31/2014  15.38617.117120
12/31/2015  17.11716.698123
2.65%
12/31/2007  N/A12.3590
12/31/2008  12.3597.38040
12/31/2009  7.3809.610125
12/31/2010  9.61010.572141
12/31/2011  10.57210.070139
12/31/2012  10.07011.485147
12/31/2013  11.48515.312164
12/31/2014  15.31217.026150
12/31/2015  17.02616.601130
2.70%
12/31/2007  N/A12.3360
12/31/2008  12.3367.3633
12/31/2009  7.3639.58227
12/31/2010  9.58210.53724
12/31/2011  10.53710.03128
12/31/2012  10.03111.43534
12/31/2013  11.43515.23838
12/31/2014  15.23816.93541
12/31/2015  16.93516.50418
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.75%
12/31/2007  N/A12.3140
12/31/2008  12.3147.34510
12/31/2009  7.3459.55528
12/31/2010  9.55510.50215
12/31/2011  10.5029.99314
12/31/2012  9.99311.38610
12/31/2013  11.38615.16513
12/31/2014  15.16516.84540
12/31/2015  16.84516.40854
2.80%
12/31/2007  N/A12.2910
12/31/2008  12.2917.32833
12/31/2009  7.3289.52857
12/31/2010  9.52810.46761
12/31/2011  10.4679.95568
12/31/2012  9.95511.33774
12/31/2013  11.33715.09147
12/31/2014  15.09116.75556
12/31/2015  16.75516.31245
2.85%
12/31/2007  N/A12.2680
12/31/2008  12.2687.3112
12/31/2009  7.3119.5015
12/31/2010  9.50110.4325
12/31/2011  10.4329.9175
12/31/2012  9.91711.2885
12/31/2013  11.28815.0196
12/31/2014  15.01916.66617
12/31/2015  16.66616.21715
2.90%
12/31/2007  N/A12.2460
12/31/2008  12.2467.2944
12/31/2009  7.2949.47419
12/31/2010  9.47410.39715
12/31/2011  10.3979.87915
12/31/2012  9.87911.23915
12/31/2013  11.23914.94643
12/31/2014  14.94616.57746
12/31/2015  16.57716.12352
2.95%
12/31/2007  N/A12.2240
12/31/2008  12.2247.27717
12/31/2009  7.2779.44733
12/31/2010  9.44710.36227
12/31/2011  10.3629.84129
12/31/2012  9.84111.19023
12/31/2013  11.19014.87427
12/31/2014  14.87416.48941
12/31/2015  16.48916.02935
3.00%
12/31/2008  N/A7.2610
12/31/2009  7.2619.4220
12/31/2010  9.42210.3290
12/31/2011  10.3299.8040
12/31/2012  9.80411.1435
12/31/2013  11.14314.8037
12/31/2014  14.80316.40313
12/31/2015  16.40315.93715

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
12/31/2009  N/A9.3942
12/31/2010  9.39410.2940
12/31/2011  10.2949.7660
12/31/2012  9.76611.0940
12/31/2013  11.09414.7316
12/31/2014  14.73116.31515
12/31/2015  16.31515.84318
3.10%
12/31/2009  N/A9.3680
12/31/2010  9.36810.2590
12/31/2011  10.2599.7290
12/31/2012  9.72911.0460
12/31/2013  11.04614.6601
12/31/2014  14.66016.2280
12/31/2015  16.22815.7513
3.15%
12/31/2009  N/A9.3410
12/31/2010  9.34110.2250
12/31/2011  10.2259.6910
12/31/2012  9.69110.9980
12/31/2013  10.99814.5891
12/31/2014  14.58916.14110
12/31/2015  16.14115.66010
3.20%
12/31/2013  N/A15.6155
12/31/2014  15.61517.2689
12/31/2015  17.26816.74414
3.25%
12/31/2013  N/A15.5400
12/31/2014  15.54017.1760
12/31/2015  17.17616.6470
3.30%
12/31/2013  N/A14.3801
12/31/2014  14.38015.8861
12/31/2015  15.88615.3891
3.35%
12/31/2013  N/A15.3900
12/31/2014  15.39016.9930
12/31/2015  16.99316.4530
3.40%
12/31/2013  N/A15.3160
12/31/2014  15.31616.9030
12/31/2015  16.90316.3570
AZL MetWest Total Return Bond Fund
1.65%
12/31/2015  N/A9.86679
1.70%
12/31/2015  N/A9.860116
1.75%
12/31/2015  N/A9.855133
1.95%
12/31/2015  N/A9.8334
2.05%
12/31/2015  N/A9.8221
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL MFS Investors Trust Fund
1.65%
12/31/2007  N/A14.77264
12/31/2008  14.7728.702104
12/31/2009  8.70212.99448
12/31/2010  12.99414.18977
12/31/2011  14.18913.648136
12/31/2012  13.64815.966168
12/31/2013  15.96620.695141
12/31/2014  20.69522.544127
12/31/2015  22.54422.17588
1.70%
12/31/2007  N/A14.752153
12/31/2008  14.7528.686289
12/31/2009  8.68612.964140
12/31/2010  12.96414.148178
12/31/2011  14.14813.602214
12/31/2012  13.60215.905270
12/31/2013  15.90520.605291
12/31/2014  20.60522.436278
12/31/2015  22.43622.057236
1.75%
12/31/2009  N/A12.9334
12/31/2010  12.93314.1083
12/31/2011  14.10813.5578
12/31/2012  13.55715.84420
12/31/2013  15.84420.51671
12/31/2014  20.51622.32785
12/31/2015  22.32721.94027
1.80%
12/31/2008  N/A8.654210
12/31/2009  8.65412.903420
12/31/2010  12.90314.069365
12/31/2011  14.06913.512326
12/31/2012  13.51215.784324
12/31/2013  15.78420.428260
12/31/2014  20.42822.220240
12/31/2015  22.22021.823167
1.95%
12/31/2007  N/A14.65420
12/31/2008  14.6548.60734
12/31/2009  8.60712.813142
12/31/2010  12.81313.949155
12/31/2011  13.94913.377150
12/31/2012  13.37715.603148
12/31/2013  15.60320.163133
12/31/2014  20.16321.899121
12/31/2015  21.89921.47696
2.05%
12/31/2008  N/A8.57586
12/31/2009  8.57512.754226
12/31/2010  12.75413.871176
12/31/2011  13.87113.289137
12/31/2012  13.28915.484124
12/31/2013  15.48419.98989
12/31/2014  19.98921.68975
12/31/2015  21.68921.24855

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
12/31/2007  N/A14.5950
12/31/2008  14.5958.559311
12/31/2009  8.55912.723475
12/31/2010  12.72313.831431
12/31/2011  13.83113.244372
12/31/2012  13.24415.424345
12/31/2013  15.42419.902305
12/31/2014  19.90221.583273
12/31/2015  21.58321.135218
2.15%
12/31/2008  N/A8.5443
12/31/2009  8.54412.69411
12/31/2010  12.69413.79233
12/31/2011  13.79213.20031
12/31/2012  13.20015.36627
12/31/2013  15.36619.81723
12/31/2014  19.81721.48021
12/31/2015  21.48021.02317
2.20%
12/31/2007  N/A14.5560
12/31/2008  14.5568.528357
12/31/2009  8.52812.664581
12/31/2010  12.66413.752590
12/31/2011  13.75213.156540
12/31/2012  13.15615.306507
12/31/2013  15.30619.730469
12/31/2014  19.73021.376411
12/31/2015  21.37620.910324
2.25%
12/31/2007  N/A14.5370
12/31/2008  14.5378.512175
12/31/2009  8.51212.634382
12/31/2010  12.63413.713390
12/31/2011  13.71313.112371
12/31/2012  13.11215.247342
12/31/2013  15.24719.645320
12/31/2014  19.64521.272292
12/31/2015  21.27220.799209
2.30%
12/31/2009  N/A12.6059
12/31/2010  12.60513.6748
12/31/2011  13.67413.0687
12/31/2012  13.06815.1894
12/31/2013  15.18919.5594
12/31/2014  19.55921.1693
12/31/2015  21.16920.6881
2.35%
12/31/2007  N/A14.4980
12/31/2008  14.4988.481528
12/31/2009  8.48112.575865
12/31/2010  12.57513.636782
12/31/2011  13.63613.025664
12/31/2012  13.02515.131573
12/31/2013  15.13119.475604
12/31/2014  19.47521.067505
12/31/2015  21.06720.578441
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
12/31/2007  N/A14.4790
12/31/2008  14.4798.465120
12/31/2009  8.46512.546258
12/31/2010  12.54613.597211
12/31/2011  13.59712.981200
12/31/2012  12.98115.073176
12/31/2013  15.07319.390162
12/31/2014  19.39020.966157
12/31/2015  20.96620.468127
2.45%
12/31/2007  N/A14.4590
12/31/2008  14.4598.450154
12/31/2009  8.45012.517217
12/31/2010  12.51713.559166
12/31/2011  13.55912.938148
12/31/2012  12.93815.015138
12/31/2013  15.01519.306115
12/31/2014  19.30620.86494
12/31/2015  20.86420.35985
2.50%
12/31/2007  N/A14.4400
12/31/2008  14.4408.434298
12/31/2009  8.43412.487517
12/31/2010  12.48713.520474
12/31/2011  13.52012.895434
12/31/2012  12.89514.957394
12/31/2013  14.95719.223354
12/31/2014  19.22320.764291
12/31/2015  20.76420.251254
2.55%
12/31/2007  N/A14.4210
12/31/2008  14.4218.41988
12/31/2009  8.41912.458205
12/31/2010  12.45813.482164
12/31/2011  13.48212.852134
12/31/2012  12.85214.900148
12/31/2013  14.90019.140136
12/31/2014  19.14020.663116
12/31/2015  20.66320.143104
2.60%
12/31/2007  N/A14.4010
12/31/2008  14.4018.403158
12/31/2009  8.40312.429266
12/31/2010  12.42913.444217
12/31/2011  13.44412.809189
12/31/2012  12.80914.843179
12/31/2013  14.84319.057170
12/31/2014  19.05720.564180
12/31/2015  20.56420.035163

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2007  N/A14.3820
12/31/2008  14.3828.388130
12/31/2009  8.38812.400284
12/31/2010  12.40013.406213
12/31/2011  13.40612.767193
12/31/2012  12.76714.786174
12/31/2013  14.78618.974155
12/31/2014  18.97420.464148
12/31/2015  20.46419.929117
2.70%
12/31/2007  N/A14.3630
12/31/2008  14.3638.37232
12/31/2009  8.37212.371103
12/31/2010  12.37113.36850
12/31/2011  13.36812.72441
12/31/2012  12.72414.72941
12/31/2013  14.72918.89241
12/31/2014  18.89220.36544
12/31/2015  20.36519.82333
2.75%
12/31/2007  N/A14.3440
12/31/2008  14.3448.35744
12/31/2009  8.35712.34271
12/31/2010  12.34213.33044
12/31/2011  13.33012.68242
12/31/2012  12.68214.67334
12/31/2013  14.67318.81061
12/31/2014  18.81020.26773
12/31/2015  20.26719.71782
2.80%
12/31/2007  N/A14.3250
12/31/2008  14.3258.34288
12/31/2009  8.34212.313126
12/31/2010  12.31313.29265
12/31/2011  13.29212.63965
12/31/2012  12.63914.61761
12/31/2013  14.61718.72952
12/31/2014  18.72920.16933
12/31/2015  20.16919.61231
2.85%
12/31/2007  N/A14.3050
12/31/2008  14.3058.3269
12/31/2009  8.32612.28527
12/31/2010  12.28513.25423
12/31/2011  13.25412.59721
12/31/2012  12.59714.56120
12/31/2013  14.56118.64821
12/31/2014  18.64820.07219
12/31/2015  20.07219.50817
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
12/31/2007  N/A14.2860
12/31/2008  14.2868.31137
12/31/2009  8.31112.25665
12/31/2010  12.25613.21753
12/31/2011  13.21712.55542
12/31/2012  12.55514.50534
12/31/2013  14.50518.56738
12/31/2014  18.56719.97536
12/31/2015  19.97519.40437
2.95%
12/31/2007  N/A14.2670
12/31/2008  14.2678.29636
12/31/2009  8.29612.22777
12/31/2010  12.22713.17939
12/31/2011  13.17912.51435
12/31/2012  12.51414.44934
12/31/2013  14.44918.48631
12/31/2014  18.48619.87925
12/31/2015  19.87919.30018
3.00%
12/31/2008  N/A8.2811
12/31/2009  8.28112.2002
12/31/2010  12.20013.1437
12/31/2011  13.14312.4730
12/31/2012  12.47314.3950
12/31/2013  14.39518.40812
12/31/2014  18.40819.7848
12/31/2015  19.78419.19914
3.05%
12/31/2009  N/A12.17110
12/31/2010  12.17113.1050
12/31/2011  13.10512.4310
12/31/2012  12.43114.3390
12/31/2013  14.33918.3271
12/31/2014  18.32719.68812
12/31/2015  19.68819.09617
3.10%
12/31/2009  N/A12.1420
12/31/2010  12.14213.0680
12/31/2011  13.06812.3890
12/31/2012  12.38914.2840
12/31/2013  14.28418.2480
12/31/2014  18.24819.5930
12/31/2015  19.59318.9940
3.15%
12/31/2009  N/A12.1142
12/31/2010  12.11413.0310
12/31/2011  13.03112.3480
12/31/2012  12.34814.2300
12/31/2013  14.23018.1693
12/31/2014  18.16919.4987
12/31/2015  19.49818.8937
3.20%
12/31/2013  N/A19.1526
12/31/2014  19.15220.5428
12/31/2015  20.54219.8957

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.25%
12/31/2013  N/A19.0690
12/31/2014  19.06920.4430
12/31/2015  20.44319.7890
3.30%
12/31/2013  N/A17.9350
12/31/2014  17.93519.2189
12/31/2015  19.21818.59413
3.35%
12/31/2013  N/A18.9040
12/31/2014  18.90420.2460
12/31/2015  20.24619.5792
3.40%
12/31/2013  N/A18.8220
12/31/2014  18.82220.1480
12/31/2015  20.14819.4740
AZL MFS Mid Cap Value Fund
1.65%
12/31/2007  N/A10.27647
12/31/2008  10.2764.83678
12/31/2009  4.8366.29444
12/31/2010  6.2947.594207
12/31/2011  7.5947.203629
12/31/2012  7.2038.220831
12/31/2013  8.22010.909714
12/31/2014  10.90911.899564
12/31/2015  11.89911.411441
1.70%
12/31/2007  N/A10.26787
12/31/2008  10.2674.830109
12/31/2009  4.8306.282122
12/31/2010  6.2827.576371
12/31/2011  7.5767.183633
12/31/2012  7.1838.193820
12/31/2013  8.19310.867861
12/31/2014  10.86711.848747
12/31/2015  11.84811.355659
1.75%
12/31/2009  N/A6.2710
12/31/2010  6.2717.55811
12/31/2011  7.5587.16270
12/31/2012  7.1628.16655
12/31/2013  8.16610.82538
12/31/2014  10.82511.79734
12/31/2015  11.79711.30124
1.80%
12/31/2008  N/A4.81768
12/31/2009  4.8176.259328
12/31/2010  6.2597.541252
12/31/2011  7.5417.142255
12/31/2012  7.1428.139241
12/31/2013  8.13910.784245
12/31/2014  10.78411.746225
12/31/2015  11.74611.246186
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2007  N/A10.22427
12/31/2008  10.2244.79838
12/31/2009  4.7986.225263
12/31/2010  6.2257.488234
12/31/2011  7.4887.082279
12/31/2012  7.0828.057347
12/31/2013  8.05710.660377
12/31/2014  10.66011.593326
12/31/2015  11.59311.084267
2.05%
12/31/2008  N/A4.78534
12/31/2009  4.7856.202127
12/31/2010  6.2027.453111
12/31/2011  7.4537.042149
12/31/2012  7.0428.00494
12/31/2013  8.00410.57999
12/31/2014  10.57911.49495
12/31/2015  11.49410.97781
2.10%
12/31/2007  N/A10.1980
12/31/2008  10.1984.778125
12/31/2009  4.7786.191264
12/31/2010  6.1917.435294
12/31/2011  7.4357.021291
12/31/2012  7.0217.977320
12/31/2013  7.97710.538305
12/31/2014  10.53811.443325
12/31/2015  11.44310.924299
2.15%
12/31/2008  N/A4.7723
12/31/2009  4.7726.17923
12/31/2010  6.1797.4185
12/31/2011  7.4187.0027
12/31/2012  7.0027.9514
12/31/2013  7.95110.4984
12/31/2014  10.49811.3944
12/31/2015  11.39410.8722
2.20%
12/31/2007  N/A10.1810
12/31/2008  10.1814.766109
12/31/2009  4.7666.168365
12/31/2010  6.1687.401365
12/31/2011  7.4016.982323
12/31/2012  6.9827.924304
12/31/2013  7.92410.457258
12/31/2014  10.45711.344247
12/31/2015  11.34410.819233
2.25%
12/31/2007  N/A10.1730
12/31/2008  10.1734.759163
12/31/2009  4.7596.156299
12/31/2010  6.1567.383343
12/31/2011  7.3836.962329
12/31/2012  6.9627.897287
12/31/2013  7.89710.417258
12/31/2014  10.41711.295243
12/31/2015  11.29510.767176

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2009  N/A6.1459
12/31/2010  6.1457.3667
12/31/2011  7.3666.9429
12/31/2012  6.9427.8716
12/31/2013  7.87110.3775
12/31/2014  10.37711.2464
12/31/2015  11.24610.7144
2.35%
12/31/2007  N/A10.1560
12/31/2008  10.1564.746228
12/31/2009  4.7466.134532
12/31/2010  6.1347.349543
12/31/2011  7.3496.923478
12/31/2012  6.9237.845429
12/31/2013  7.84510.337396
12/31/2014  10.33711.198401
12/31/2015  11.19810.663347
2.40%
12/31/2007  N/A10.1470
12/31/2008  10.1474.74049
12/31/2009  4.7406.123132
12/31/2010  6.1237.332152
12/31/2011  7.3326.903116
12/31/2012  6.9037.819138
12/31/2013  7.81910.298123
12/31/2014  10.29811.149265
12/31/2015  11.14910.611214
2.45%
12/31/2007  N/A10.1390
12/31/2008  10.1394.73474
12/31/2009  4.7346.111147
12/31/2010  6.1117.315151
12/31/2011  7.3156.883145
12/31/2012  6.8837.792154
12/31/2013  7.79210.258138
12/31/2014  10.25811.101122
12/31/2015  11.10110.56096
2.50%
12/31/2007  N/A10.1300
12/31/2008  10.1304.727177
12/31/2009  4.7276.100383
12/31/2010  6.1007.298401
12/31/2011  7.2986.864354
12/31/2012  6.8647.766341
12/31/2013  7.76610.219331
12/31/2014  10.21911.053285
12/31/2015  11.05310.509234
2.55%
12/31/2007  N/A10.1220
12/31/2008  10.1224.72139
12/31/2009  4.7216.089116
12/31/2010  6.0897.280134
12/31/2011  7.2806.844160
12/31/2012  6.8447.741159
12/31/2013  7.74110.180163
12/31/2014  10.18011.005127
12/31/2015  11.00510.45889
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007  N/A10.1130
12/31/2008  10.1134.715115
12/31/2009  4.7156.078287
12/31/2010  6.0787.263276
12/31/2011  7.2636.825228
12/31/2012  6.8257.715240
12/31/2013  7.71510.141189
12/31/2014  10.14110.957176
12/31/2015  10.95710.408111
2.65%
12/31/2007  N/A10.1050
12/31/2008  10.1054.70886
12/31/2009  4.7086.066215
12/31/2010  6.0667.246203
12/31/2011  7.2466.806163
12/31/2012  6.8067.689166
12/31/2013  7.68910.102201
12/31/2014  10.10210.910166
12/31/2015  10.91010.357129
2.70%
12/31/2007  N/A10.0960
12/31/2008  10.0964.70230
12/31/2009  4.7026.05536
12/31/2010  6.0557.23062
12/31/2011  7.2306.78645
12/31/2012  6.7867.66341
12/31/2013  7.66310.06353
12/31/2014  10.06310.86284
12/31/2015  10.86210.30743
2.75%
12/31/2007  N/A10.0880
12/31/2008  10.0884.69620
12/31/2009  4.6966.04474
12/31/2010  6.0447.21332
12/31/2011  7.2136.76741
12/31/2012  6.7677.63835
12/31/2013  7.63810.02554
12/31/2014  10.02510.81579
12/31/2015  10.81510.258102
2.80%
12/31/2007  N/A10.0790
12/31/2008  10.0794.68912
12/31/2009  4.6896.03346
12/31/2010  6.0337.19659
12/31/2011  7.1966.74845
12/31/2012  6.7487.61241
12/31/2013  7.6129.98655
12/31/2014  9.98610.76959
12/31/2015  10.76910.20829

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2007  N/A10.0710
12/31/2008  10.0714.6831
12/31/2009  4.6836.02229
12/31/2010  6.0227.17921
12/31/2011  7.1796.72917
12/31/2012  6.7297.58715
12/31/2013  7.5879.94816
12/31/2014  9.94810.72214
12/31/2015  10.72210.15912
2.90%
12/31/2007  N/A10.0630
12/31/2008  10.0634.67717
12/31/2009  4.6776.01124
12/31/2010  6.0117.16235
12/31/2011  7.1626.71032
12/31/2012  6.7107.56227
12/31/2013  7.5629.91043
12/31/2014  9.91010.67551
12/31/2015  10.67510.11061
2.95%
12/31/2007  N/A10.0540
12/31/2008  10.0544.6716
12/31/2009  4.6716.00011
12/31/2010  6.0007.14542
12/31/2011  7.1456.69117
12/31/2012  6.6917.53613
12/31/2013  7.5369.87225
12/31/2014  9.87210.62934
12/31/2015  10.62910.06121
3.00%
12/31/2008  N/A4.6654
12/31/2009  4.6655.9892
12/31/2010  5.9897.1290
12/31/2011  7.1296.6720
12/31/2012  6.6727.5120
12/31/2013  7.5129.8350
12/31/2014  9.83510.5845
12/31/2015  10.58410.0135
3.05%
12/31/2009  N/A5.9780
12/31/2010  5.9787.1120
12/31/2011  7.1126.6530
12/31/2012  6.6537.4860
12/31/2013  7.4869.79720
12/31/2014  9.79710.53871
12/31/2015  10.5389.96473
3.10%
12/31/2009  N/A5.96710
12/31/2010  5.9677.0960
12/31/2011  7.0966.6340
12/31/2012  6.6347.4610
12/31/2013  7.4619.7590
12/31/2014  9.75910.4922
12/31/2015  10.4929.9162
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2009  N/A5.9560
12/31/2010  5.9567.0790
12/31/2011  7.0796.6150
12/31/2012  6.6157.4370
12/31/2013  7.4379.7225
12/31/2014  9.72210.44711
12/31/2015  10.4479.86811
3.20%
12/31/2013  N/A10.2245
12/31/2014  10.22410.9827
12/31/2015  10.98210.3687
3.25%
12/31/2013  N/A10.1850
12/31/2014  10.18510.9340
12/31/2015  10.93410.3180
3.30%
12/31/2013  N/A9.6110
12/31/2014  9.61110.3127
12/31/2015  10.3129.72713
3.35%
12/31/2013  N/A10.1071
12/31/2014  10.10710.8390
12/31/2015  10.83910.2190
3.40%
12/31/2013  N/A10.0680
12/31/2014  10.06810.7920
12/31/2015  10.79210.1690
AZL MFS Value Fund
1.65%
12/31/2007  N/A12.18131
12/31/2008  12.1817.64638
12/31/2009  7.6469.51616
12/31/2010  9.51610.280144
12/31/2011  10.2809.661219
12/31/2012  9.66111.087275
12/31/2013  11.08714.768248
12/31/2014  14.76816.017222
12/31/2015  16.01715.625170
1.70%
12/31/2007  N/A12.140177
12/31/2008  12.1407.616213
12/31/2009  7.6169.47593
12/31/2010  9.47510.230189
12/31/2011  10.2309.610294
12/31/2012  9.61011.022410
12/31/2013  11.02214.675463
12/31/2014  14.67515.908406
12/31/2015  15.90815.510354
1.75%
12/31/2009  N/A9.4260
12/31/2010  9.42610.1737
12/31/2011  10.1739.55110
12/31/2012  9.55110.95027
12/31/2013  10.95014.57137
12/31/2014  14.57115.78733
12/31/2015  15.78715.38517

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2008  N/A7.55864
12/31/2009  7.5589.393147
12/31/2010  9.39310.132201
12/31/2011  10.1329.508180
12/31/2012  9.50810.894170
12/31/2013  10.89414.490167
12/31/2014  14.49015.692146
12/31/2015  15.69215.284113
1.95%
12/31/2007  N/A11.93952
12/31/2008  11.9397.47265
12/31/2009  7.4729.271101
12/31/2010  9.2719.986137
12/31/2011  9.9869.357206
12/31/2012  9.35710.705204
12/31/2013  10.70514.217232
12/31/2014  14.21715.373177
12/31/2015  15.37314.951170
2.05%
12/31/2008  N/A7.41416
12/31/2009  7.4149.19146
12/31/2010  9.1919.88963
12/31/2011  9.8899.25851
12/31/2012  9.25810.58150
12/31/2013  10.58114.03841
12/31/2014  14.03815.16439
12/31/2015  15.16414.73437
2.10%
12/31/2007  N/A11.8200
12/31/2008  11.8207.386133
12/31/2009  7.3869.151292
12/31/2010  9.1519.842370
12/31/2011  9.8429.208378
12/31/2012  9.20810.519367
12/31/2013  10.51913.949313
12/31/2014  13.94915.061289
12/31/2015  15.06114.626247
2.15%
12/31/2008  N/A7.3583
12/31/2009  7.3589.1126
12/31/2010  9.1129.7942
12/31/2011  9.7949.1592
12/31/2012  9.15910.4582
12/31/2013  10.45813.8613
12/31/2014  13.86114.9581
12/31/2015  14.95814.5192
2.20%
12/31/2007  N/A11.7420
12/31/2008  11.7427.330123
12/31/2009  7.3309.072237
12/31/2010  9.0729.747285
12/31/2011  9.7479.111288
12/31/2012  9.11110.397263
12/31/2013  10.39713.773250
12/31/2014  13.77314.856221
12/31/2015  14.85614.413202
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2007  N/A11.7030
12/31/2008  11.7037.301139
12/31/2009  7.3019.033268
12/31/2010  9.0339.700302
12/31/2011  9.7009.062306
12/31/2012  9.06210.337261
12/31/2013  10.33713.686246
12/31/2014  13.68614.755228
12/31/2015  14.75514.307196
2.30%
12/31/2009  N/A8.9940
12/31/2010  8.9949.6530
12/31/2011  9.6539.0140
12/31/2012  9.01410.2760
12/31/2013  10.27613.6000
12/31/2014  13.60014.6540
12/31/2015  14.65414.2030
2.35%
12/31/2007  N/A11.6250
12/31/2008  11.6257.246132
12/31/2009  7.2468.955225
12/31/2010  8.9559.606206
12/31/2011  9.6068.966209
12/31/2012  8.96610.217243
12/31/2013  10.21713.514283
12/31/2014  13.51414.554255
12/31/2015  14.55414.099220
2.40%
12/31/2007  N/A11.5860
12/31/2008  11.5867.21880
12/31/2009  7.2188.916160
12/31/2010  8.9169.560165
12/31/2011  9.5608.918154
12/31/2012  8.91810.157151
12/31/2013  10.15713.428212
12/31/2014  13.42814.455129
12/31/2015  14.45513.996275
2.45%
12/31/2007  N/A11.5470
12/31/2008  11.5477.19056
12/31/2009  7.1908.87896
12/31/2010  8.8789.51494
12/31/2011  9.5148.87185
12/31/2012  8.87110.098100
12/31/2013  10.09813.34486
12/31/2014  13.34414.35670
12/31/2015  14.35613.89349
2.50%
12/31/2007  N/A11.5090
12/31/2008  11.5097.163130
12/31/2009  7.1638.839233
12/31/2010  8.8399.468211
12/31/2011  9.4688.823224
12/31/2012  8.82310.039201
12/31/2013  10.03913.259214
12/31/2014  13.25914.259182
12/31/2015  14.25913.792171

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2007  N/A11.4710
12/31/2008  11.4717.13513
12/31/2009  7.1358.80177
12/31/2010  8.8019.42284
12/31/2011  9.4228.776102
12/31/2012  8.7769.981113
12/31/2013  9.98113.175106
12/31/2014  13.17514.161122
12/31/2015  14.16113.691101
2.60%
12/31/2007  N/A11.4320
12/31/2008  11.4327.10816
12/31/2009  7.1088.763111
12/31/2010  8.7639.37797
12/31/2011  9.3778.73076
12/31/2012  8.7309.923126
12/31/2013  9.92313.092134
12/31/2014  13.09214.065121
12/31/2015  14.06513.59161
2.65%
12/31/2007  N/A11.3940
12/31/2008  11.3947.08139
12/31/2009  7.0818.725110
12/31/2010  8.7259.33198
12/31/2011  9.3318.683105
12/31/2012  8.6839.86590
12/31/2013  9.86513.009102
12/31/2014  13.00913.969103
12/31/2015  13.96913.491100
2.70%
12/31/2007  N/A11.3560
12/31/2008  11.3567.05421
12/31/2009  7.0548.68727
12/31/2010  8.6879.28629
12/31/2011  9.2868.63737
12/31/2012  8.6379.80734
12/31/2013  9.80712.92732
12/31/2014  12.92713.87431
12/31/2015  13.87413.39324
2.75%
12/31/2007  N/A11.3180
12/31/2008  11.3187.0266
12/31/2009  7.0268.64927
12/31/2010  8.6499.24224
12/31/2011  9.2428.59118
12/31/2012  8.5919.75016
12/31/2013  9.75012.84531
12/31/2014  12.84513.77938
12/31/2015  13.77913.29542
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
12/31/2007  N/A11.2810
12/31/2008  11.2817.00018
12/31/2009  7.0008.612107
12/31/2010  8.6129.19746
12/31/2011  9.1978.54546
12/31/2012  8.5459.69344
12/31/2013  9.69312.76443
12/31/2014  12.76413.68530
12/31/2015  13.68513.19725
2.85%
12/31/2007  N/A11.2430
12/31/2008  11.2436.97310
12/31/2009  6.9738.57522
12/31/2010  8.5759.15321
12/31/2011  9.1538.50021
12/31/2012  8.5009.63723
12/31/2013  9.63712.68423
12/31/2014  12.68413.59220
12/31/2015  13.59213.10115
2.90%
12/31/2007  N/A11.2060
12/31/2008  11.2066.94620
12/31/2009  6.9468.53829
12/31/2010  8.5389.10834
12/31/2011  9.1088.45525
12/31/2012  8.4559.58127
12/31/2013  9.58112.60327
12/31/2014  12.60313.49932
12/31/2015  13.49913.00531
2.95%
12/31/2007  N/A11.1680
12/31/2008  11.1686.9197
12/31/2009  6.9198.50126
12/31/2010  8.5019.06412
12/31/2011  9.0648.41019
12/31/2012  8.4109.52518
12/31/2013  9.52512.52425
12/31/2014  12.52413.40721
12/31/2015  13.40712.91018
3.00%
12/31/2008  N/A6.8930
12/31/2009  6.8938.4640
12/31/2010  8.4649.0210
12/31/2011  9.0218.3650
12/31/2012  8.3659.4700
12/31/2013  9.47012.4451
12/31/2014  12.44513.3161
12/31/2015  13.31612.8154
3.05%
12/31/2009  N/A8.4272
12/31/2010  8.4278.9770
12/31/2011  8.9778.3200
12/31/2012  8.3209.4140
12/31/2013  9.41412.3661
12/31/2014  12.36613.2257
12/31/2015  13.22512.72210

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
12/31/2009  N/A8.3910
12/31/2010  8.3918.9340
12/31/2011  8.9348.2760
12/31/2012  8.2769.3600
12/31/2013  9.36012.2880
12/31/2014  12.28813.1350
12/31/2015  13.13512.6290
3.15%
12/31/2009  N/A8.3540
12/31/2010  8.3548.8910
12/31/2011  8.8918.2320
12/31/2012  8.2329.3050
12/31/2013  9.30512.2102
12/31/2014  12.21013.0455
12/31/2015  13.04512.5361
3.20%
12/31/2013  N/A12.9595
12/31/2014  12.95913.8396
12/31/2015  13.83913.2925
3.25%
12/31/2013  N/A12.8770
12/31/2014  12.87713.7440
12/31/2015  13.74413.1950
3.30%
12/31/2013  N/A11.9801
12/31/2014  11.98012.7801
12/31/2015  12.78012.2631
3.35%
12/31/2013  N/A12.7150
12/31/2014  12.71513.5572
12/31/2015  13.55713.0024
3.40%
12/31/2013  N/A12.6340
12/31/2014  12.63413.4650
12/31/2015  13.46512.9070
AZL Mid Cap Index Fund
1.65%
12/31/2010  N/A10.65298
12/31/2011  10.65210.236292
12/31/2012  10.23611.800446
12/31/2013  11.80015.404473
12/31/2014  15.40416.548414
12/31/2015  16.54815.842356
1.70%
12/31/2010  N/A10.649199
12/31/2011  10.64910.227328
12/31/2012  10.22711.784507
12/31/2013  11.78415.376651
12/31/2014  15.37616.509593
12/31/2015  16.50915.797541
1.75%
12/31/2010  N/A10.6451
12/31/2011  10.64510.21810
12/31/2012  10.21811.76925
12/31/2013  11.76915.34822
12/31/2014  15.34816.47056
12/31/2015  16.47015.75259
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2010  N/A10.642378
12/31/2011  10.64210.210296
12/31/2012  10.21011.753276
12/31/2013  11.75315.319260
12/31/2014  15.31916.432248
12/31/2015  16.43215.708221
1.95%
12/31/2010  N/A10.631126
12/31/2011  10.63110.184161
12/31/2012  10.18411.706189
12/31/2013  11.70615.235170
12/31/2014  15.23516.317166
12/31/2015  16.31715.574166
2.05%
12/31/2010  N/A10.62486
12/31/2011  10.62410.167150
12/31/2012  10.16711.675149
12/31/2013  11.67515.179116
12/31/2014  15.17916.24193
12/31/2015  16.24115.48675
2.10%
12/31/2010  N/A10.620185
12/31/2011  10.62010.159174
12/31/2012  10.15911.659201
12/31/2013  11.65915.151161
12/31/2014  15.15116.203161
12/31/2015  16.20315.442338
2.15%
12/31/2010  N/A10.6171
12/31/2011  10.61710.1501
12/31/2012  10.15011.6432
12/31/2013  11.64315.1241
12/31/2014  15.12416.1651
12/31/2015  16.16515.3990
2.20%
12/31/2010  N/A10.613244
12/31/2011  10.61310.142240
12/31/2012  10.14211.628304
12/31/2013  11.62815.096298
12/31/2014  15.09616.127277
12/31/2015  16.12715.355277
2.25%
12/31/2010  N/A10.609145
12/31/2011  10.60910.133130
12/31/2012  10.13311.612135
12/31/2013  11.61215.068184
12/31/2014  15.06816.090158
12/31/2015  16.09015.311147
2.30%
12/31/2010  N/A10.6060
12/31/2011  10.60610.1250
12/31/2012  10.12511.5970
12/31/2013  11.59715.0400
12/31/2014  15.04016.0520
12/31/2015  16.05215.2680

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
12/31/2010  N/A10.602286
12/31/2011  10.60210.117316
12/31/2012  10.11711.581307
12/31/2013  11.58115.013313
12/31/2014  15.01316.015296
12/31/2015  16.01515.225277
2.40%
12/31/2010  N/A10.599101
12/31/2011  10.59910.10892
12/31/2012  10.10811.566105
12/31/2013  11.56614.985123
12/31/2014  14.98515.977144
12/31/2015  15.97715.181112
2.45%
12/31/2010  N/A10.59577
12/31/2011  10.59510.10087
12/31/2012  10.10011.55080
12/31/2013  11.55014.95877
12/31/2014  14.95815.94061
12/31/2015  15.94015.13861
2.50%
12/31/2010  N/A10.592182
12/31/2011  10.59210.091183
12/31/2012  10.09111.535190
12/31/2013  11.53514.930235
12/31/2014  14.93015.903204
12/31/2015  15.90315.096204
2.55%
12/31/2010  N/A10.588113
12/31/2011  10.58810.083108
12/31/2012  10.08311.519111
12/31/2013  11.51914.903110
12/31/2014  14.90315.865103
12/31/2015  15.86515.05393
2.60%
12/31/2010  N/A10.58492
12/31/2011  10.58410.074101
12/31/2012  10.07411.50494
12/31/2013  11.50414.87593
12/31/2014  14.87515.828101
12/31/2015  15.82815.010102
2.65%
12/31/2010  N/A10.58193
12/31/2011  10.58110.06680
12/31/2012  10.06611.489100
12/31/2013  11.48914.848142
12/31/2014  14.84815.791161
12/31/2015  15.79114.968160
2.70%
12/31/2010  N/A10.57718
12/31/2011  10.57710.05719
12/31/2012  10.05711.47322
12/31/2013  11.47314.82123
12/31/2014  14.82115.75517
12/31/2015  15.75514.92529
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.75%
12/31/2010  N/A10.57424
12/31/2011  10.57410.04924
12/31/2012  10.04911.45823
12/31/2013  11.45814.79349
12/31/2014  14.79315.71861
12/31/2015  15.71814.88389
2.80%
12/31/2010  N/A10.57022
12/31/2011  10.57010.04119
12/31/2012  10.04111.44235
12/31/2013  11.44214.76649
12/31/2014  14.76615.68138
12/31/2015  15.68114.84154
2.85%
12/31/2010  N/A10.5677
12/31/2011  10.56710.0323
12/31/2012  10.03211.4273
12/31/2013  11.42714.73928
12/31/2014  14.73915.64413
12/31/2015  15.64414.79914
2.90%
12/31/2010  N/A10.56316
12/31/2011  10.56310.02416
12/31/2012  10.02411.41222
12/31/2013  11.41214.71237
12/31/2014  14.71215.60846
12/31/2015  15.60814.75748
2.95%
12/31/2010  N/A10.5605
12/31/2011  10.56010.0165
12/31/2012  10.01611.3975
12/31/2013  11.39714.6859
12/31/2014  14.68515.5716
12/31/2015  15.57114.7158
3.00%
12/31/2010  N/A10.5560
12/31/2011  10.55610.0070
12/31/2012  10.00711.3812
12/31/2013  11.38114.6583
12/31/2014  14.65815.5357
12/31/2015  15.53514.6738
3.05%
12/31/2010  N/A10.5520
12/31/2011  10.5529.9990
12/31/2012  9.99911.3660
12/31/2013  11.36614.6311
12/31/2014  14.63115.4997
12/31/2015  15.49914.63117
3.10%
12/31/2010  N/A10.5490
12/31/2011  10.5499.9900
12/31/2012  9.99011.3510
12/31/2013  11.35114.6040
12/31/2014  14.60415.4631
12/31/2015  15.46314.5901

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2010  N/A10.5450
12/31/2011  10.5459.9820
12/31/2012  9.98211.3360
12/31/2013  11.33614.5770
12/31/2014  14.57715.4264
12/31/2015  15.42614.5493
3.20%
12/31/2013  N/A21.3280
12/31/2014  21.32822.5582
12/31/2015  22.55821.2642
3.25%
12/31/2013  N/A21.2770
12/31/2014  21.27722.4940
12/31/2015  22.49421.1930
3.30%
12/31/2013  N/A21.2270
12/31/2014  21.22722.4300
12/31/2015  22.43021.1221
3.35%
12/31/2013  N/A21.1770
12/31/2014  21.17722.3660
12/31/2015  22.36621.0510
3.40%
12/31/2013  N/A21.1280
12/31/2014  21.12822.3020
12/31/2015  22.30220.9810
AZL Morgan Stanley Global Real Estate Fund
1.65%
12/31/2007  N/A10.806124
12/31/2008  10.8065.758172
12/31/2009  5.7587.94033
12/31/2010  7.9409.43987
12/31/2011  9.4398.362207
12/31/2012  8.36210.680190
12/31/2013  10.68010.822120
12/31/2014  10.82212.11182
12/31/2015  12.11111.75362
1.70%
12/31/2007  N/A10.797223
12/31/2008  10.7975.750337
12/31/2009  5.7507.925100
12/31/2010  7.9259.417168
12/31/2011  9.4178.338274
12/31/2012  8.33810.644253
12/31/2013  10.64410.781209
12/31/2014  10.78112.059177
12/31/2015  12.05911.697156
1.75%
12/31/2009  N/A7.9100
12/31/2010  7.9109.3957
12/31/2011  9.3958.3149
12/31/2012  8.31410.6096
12/31/2013  10.60910.7402
12/31/2014  10.74012.00615
12/31/2015  12.00611.6406
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2008  N/A5.735101
12/31/2009  5.7357.896158
12/31/2010  7.8969.373135
12/31/2011  9.3738.291130
12/31/2012  8.29110.573108
12/31/2013  10.57310.69999
12/31/2014  10.69911.95576
12/31/2015  11.95511.58456
1.95%
12/31/2007  N/A10.75221
12/31/2008  10.7525.71135
12/31/2009  5.7117.85283
12/31/2010  7.8529.30789
12/31/2011  9.3078.221130
12/31/2012  8.22110.468104
12/31/2013  10.46810.57690
12/31/2014  10.57611.80092
12/31/2015  11.80011.41775
2.05%
12/31/2008  N/A5.69614
12/31/2009  5.6967.82436
12/31/2010  7.8249.26457
12/31/2011  9.2648.17459
12/31/2012  8.17410.39839
12/31/2013  10.39810.49533
12/31/2014  10.49511.69824
12/31/2015  11.69811.30722
2.10%
12/31/2007  N/A10.7250
12/31/2008  10.7255.689114
12/31/2009  5.6897.809302
12/31/2010  7.8099.242296
12/31/2011  9.2428.151292
12/31/2012  8.15110.363231
12/31/2013  10.36310.455241
12/31/2014  10.45511.647149
12/31/2015  11.64711.252111
2.15%
12/31/2008  N/A5.6819
12/31/2009  5.6817.79512
12/31/2010  7.7959.22111
12/31/2011  9.2218.1289
12/31/2012  8.12810.3297
12/31/2013  10.32910.4156
12/31/2014  10.41511.5975
12/31/2015  11.59711.1984
2.20%
12/31/2007  N/A10.7070
12/31/2008  10.7075.673172
12/31/2009  5.6737.781263
12/31/2010  7.7819.199260
12/31/2011  9.1998.105247
12/31/2012  8.10510.294219
12/31/2013  10.29410.375200
12/31/2014  10.37511.546166
12/31/2015  11.54611.144154

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2007  N/A10.6980
12/31/2008  10.6985.666123
12/31/2009  5.6667.766257
12/31/2010  7.7669.177285
12/31/2011  9.1778.082287
12/31/2012  8.08210.260257
12/31/2013  10.26010.335227
12/31/2014  10.33511.496183
12/31/2015  11.49611.090141
2.30%
12/31/2009  N/A7.7521
12/31/2010  7.7529.1567
12/31/2011  9.1568.0597
12/31/2012  8.05910.22612
12/31/2013  10.22610.2959
12/31/2014  10.29511.44610
12/31/2015  11.44611.0367
2.35%
12/31/2007  N/A10.6800
12/31/2008  10.6805.651250
12/31/2009  5.6517.738401
12/31/2010  7.7389.135394
12/31/2011  9.1358.036391
12/31/2012  8.03610.192324
12/31/2013  10.19210.256308
12/31/2014  10.25611.397268
12/31/2015  11.39710.983221
2.40%
12/31/2007  N/A10.6710
12/31/2008  10.6715.64387
12/31/2009  5.6437.723244
12/31/2010  7.7239.113216
12/31/2011  9.1138.013233
12/31/2012  8.01310.158195
12/31/2013  10.15810.216184
12/31/2014  10.21611.348155
12/31/2015  11.34810.930137
2.45%
12/31/2007  N/A10.6620
12/31/2008  10.6625.63578
12/31/2009  5.6357.709120
12/31/2010  7.7099.092108
12/31/2011  9.0927.990110
12/31/2012  7.99010.12489
12/31/2013  10.12410.17777
12/31/2014  10.17711.29863
12/31/2015  11.29810.87754
2.50%
12/31/2007  N/A10.6530
12/31/2008  10.6535.628135
12/31/2009  5.6287.695277
12/31/2010  7.6959.071258
12/31/2011  9.0717.968283
12/31/2012  7.96810.090279
12/31/2013  10.09010.138244
12/31/2014  10.13811.249209
12/31/2015  11.24910.825181
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2007  N/A10.6450
12/31/2008  10.6455.62028
12/31/2009  5.6207.681145
12/31/2010  7.6819.049135
12/31/2011  9.0497.945145
12/31/2012  7.94510.056129
12/31/2013  10.05610.099123
12/31/2014  10.09911.20187
12/31/2015  11.20110.77277
2.60%
12/31/2007  N/A10.6360
12/31/2008  10.6365.61390
12/31/2009  5.6137.667116
12/31/2010  7.6679.028126
12/31/2011  9.0287.923122
12/31/2012  7.92310.023111
12/31/2013  10.02310.061105
12/31/2014  10.06111.152120
12/31/2015  11.15210.720110
2.65%
12/31/2007  N/A10.6270
12/31/2008  10.6275.605156
12/31/2009  5.6057.653194
12/31/2010  7.6539.007210
12/31/2011  9.0077.900228
12/31/2012  7.9009.989189
12/31/2013  9.98910.022192
12/31/2014  10.02211.104177
12/31/2015  11.10410.669132
2.70%
12/31/2007  N/A10.6180
12/31/2008  10.6185.59832
12/31/2009  5.5987.63948
12/31/2010  7.6398.98645
12/31/2011  8.9867.87846
12/31/2012  7.8789.95628
12/31/2013  9.9569.98428
12/31/2014  9.98411.05648
12/31/2015  11.05610.61724
2.75%
12/31/2007  N/A10.6090
12/31/2008  10.6095.59025
12/31/2009  5.5907.62546
12/31/2010  7.6258.96538
12/31/2011  8.9657.85637
12/31/2012  7.8569.92332
12/31/2013  9.9239.94537
12/31/2014  9.94511.00851
12/31/2015  11.00810.56655

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
12/31/2007  N/A10.6000
12/31/2008  10.6005.58312
12/31/2009  5.5837.61140
12/31/2010  7.6118.94431
12/31/2011  8.9447.83331
12/31/2012  7.8339.89035
12/31/2013  9.8909.90727
12/31/2014  9.90710.96052
12/31/2015  10.96010.51525
2.85%
12/31/2007  N/A10.5910
12/31/2008  10.5915.57513
12/31/2009  5.5757.59733
12/31/2010  7.5978.92325
12/31/2011  8.9237.81127
12/31/2012  7.8119.85724
12/31/2013  9.8579.86924
12/31/2014  9.86910.91324
12/31/2015  10.91310.46420
2.90%
12/31/2007  N/A10.5820
12/31/2008  10.5825.56822
12/31/2009  5.5687.58336
12/31/2010  7.5838.90240
12/31/2011  8.9027.78943
12/31/2012  7.7899.82437
12/31/2013  9.8249.83134
12/31/2014  9.83110.86546
12/31/2015  10.86510.41348
2.95%
12/31/2007  N/A10.5730
12/31/2008  10.5735.56010
12/31/2009  5.5607.56917
12/31/2010  7.5698.88214
12/31/2011  8.8827.76715
12/31/2012  7.7679.79117
12/31/2013  9.7919.79415
12/31/2014  9.79410.81821
12/31/2015  10.81810.36313
3.00%
12/31/2008  N/A5.5541
12/31/2009  5.5547.5551
12/31/2010  7.5558.8623
12/31/2011  8.8627.7466
12/31/2012  7.7469.7591
12/31/2013  9.7599.7577
12/31/2014  9.75710.77211
12/31/2015  10.77210.31412
3.05%
12/31/2009  N/A7.5412
12/31/2010  7.5418.8400
12/31/2011  8.8407.7230
12/31/2012  7.7239.7260
12/31/2013  9.7269.7192
12/31/2014  9.71910.72535
12/31/2015  10.72510.26434
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
12/31/2009  N/A7.5272
12/31/2010  7.5278.8200
12/31/2011  8.8207.7010
12/31/2012  7.7019.6940
12/31/2013  9.6949.6820
12/31/2014  9.68210.6790
12/31/2015  10.67910.2140
3.15%
12/31/2009  N/A7.5140
12/31/2010  7.5148.7990
12/31/2011  8.7997.6790
12/31/2012  7.6799.6610
12/31/2013  9.6619.6451
12/31/2014  9.64510.6326
12/31/2015  10.63210.16512
3.20%
12/31/2013  N/A10.3510
12/31/2014  10.35111.4060
12/31/2015  11.40610.8990
3.25%
12/31/2013  N/A10.3120
12/31/2014  10.31211.3560
12/31/2015  11.35610.8460
3.30%
12/31/2013  N/A9.5350
12/31/2014  9.53510.4966
12/31/2015  10.49610.01912
3.35%
12/31/2013  N/A10.2330
12/31/2014  10.23311.2580
12/31/2015  11.25810.7413
3.40%
12/31/2013  N/A10.1930
12/31/2014  10.19311.2090
12/31/2015  11.20910.6890
AZL Multi-Manager Mid Cap Growth Fund
1.65%
12/31/2007  N/A15.925117
12/31/2008  15.9258.064222
12/31/2009  8.06412.50677
12/31/2010  12.50616.299165
12/31/2011  16.29914.980379
12/31/2012  14.98015.965553
12/31/2013  15.96521.819453
12/31/2014  21.81921.638413
12/31/2015  21.63819.962329
1.70%
12/31/2007  N/A15.872281
12/31/2008  15.8728.033404
12/31/2009  8.03312.451129
12/31/2010  12.45116.220250
12/31/2011  16.22014.900356
12/31/2012  14.90015.872509
12/31/2013  15.87221.681535
12/31/2014  21.68121.491459
12/31/2015  21.49119.816423

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2009  N/A12.3880
12/31/2010  12.38816.1298
12/31/2011  16.12914.80968
12/31/2012  14.80915.76739
12/31/2013  15.76721.52773
12/31/2014  21.52721.32764
12/31/2015  21.32719.65616
1.80%
12/31/2008  N/A7.971175
12/31/2009  7.97112.344348
12/31/2010  12.34416.064371
12/31/2011  16.06414.742404
12/31/2012  14.74215.688378
12/31/2013  15.68821.408293
12/31/2014  21.40821.199251
12/31/2015  21.19919.528215
1.95%
12/31/2007  N/A15.60969
12/31/2008  15.6097.88054
12/31/2009  7.88012.184149
12/31/2010  12.18415.832192
12/31/2011  15.83214.508204
12/31/2012  14.50815.415246
12/31/2013  15.41521.005231
12/31/2014  21.00520.768189
12/31/2015  20.76819.102254
2.05%
12/31/2008  N/A7.82047
12/31/2009  7.82012.07997
12/31/2010  12.07915.680116
12/31/2011  15.68014.354128
12/31/2012  14.35415.236139
12/31/2013  15.23620.740115
12/31/2014  20.74020.486131
12/31/2015  20.48618.82472
2.10%
12/31/2007  N/A15.4540
12/31/2008  15.4547.790329
12/31/2009  7.79012.027501
12/31/2010  12.02715.604562
12/31/2011  15.60414.277532
12/31/2012  14.27715.148563
12/31/2013  15.14820.609460
12/31/2014  20.60920.346397
12/31/2015  20.34618.686364
2.15%
12/31/2008  N/A7.7603
12/31/2009  7.76011.9753
12/31/2010  11.97515.52914
12/31/2011  15.52914.20117
12/31/2012  14.20115.05915
12/31/2013  15.05920.47912
12/31/2014  20.47920.20811
12/31/2015  20.20818.55010
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2007  N/A15.3510
12/31/2008  15.3517.730307
12/31/2009  7.73011.923473
12/31/2010  11.92315.454495
12/31/2011  15.45414.126462
12/31/2012  14.12614.972446
12/31/2013  14.97220.349427
12/31/2014  20.34920.070382
12/31/2015  20.07018.414348
2.25%
12/31/2007  N/A15.3000
12/31/2008  15.3007.701203
12/31/2009  7.70111.871443
12/31/2010  11.87115.379419
12/31/2011  15.37914.050398
12/31/2012  14.05014.884403
12/31/2013  14.88420.221332
12/31/2014  20.22119.933313
12/31/2015  19.93318.279293
2.30%
12/31/2009  N/A11.8208
12/31/2010  11.82015.3057
12/31/2011  15.30513.9767
12/31/2012  13.97614.7980
12/31/2013  14.79820.0931
12/31/2014  20.09319.7971
12/31/2015  19.79718.1460
2.35%
12/31/2007  N/A15.1980
12/31/2008  15.1987.642377
12/31/2009  7.64211.769646
12/31/2010  11.76915.231665
12/31/2011  15.23113.901630
12/31/2012  13.90114.712598
12/31/2013  14.71219.966535
12/31/2014  19.96619.662494
12/31/2015  19.66218.013458
2.40%
12/31/2007  N/A15.1470
12/31/2008  15.1477.613199
12/31/2009  7.61311.718368
12/31/2010  11.71815.158349
12/31/2011  15.15813.827333
12/31/2012  13.82714.626311
12/31/2013  14.62619.840270
12/31/2014  19.84019.528187
12/31/2015  19.52817.881194
2.45%
12/31/2007  N/A15.0970
12/31/2008  15.0977.583159
12/31/2009  7.58311.667179
12/31/2010  11.66715.084175
12/31/2011  15.08413.754159
12/31/2012  13.75414.541156
12/31/2013  14.54119.714127
12/31/2014  19.71419.39598
12/31/2015  19.39517.75080

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
12/31/2007  N/A15.0460
12/31/2008  15.0467.554346
12/31/2009  7.55411.616485
12/31/2010  11.61615.012495
12/31/2011  15.01213.680471
12/31/2012  13.68014.456493
12/31/2013  14.45619.590407
12/31/2014  19.59019.263364
12/31/2015  19.26317.620356
2.55%
12/31/2007  N/A14.9960
12/31/2008  14.9967.52590
12/31/2009  7.52511.566229
12/31/2010  11.56614.939224
12/31/2011  14.93913.608217
12/31/2012  13.60814.372228
12/31/2013  14.37219.466205
12/31/2014  19.46619.132162
12/31/2015  19.13217.492149
2.60%
12/31/2007  N/A14.9460
12/31/2008  14.9467.497196
12/31/2009  7.49711.516187
12/31/2010  11.51614.867230
12/31/2011  14.86713.535189
12/31/2012  13.53514.288196
12/31/2013  14.28819.343167
12/31/2014  19.34319.001183
12/31/2015  19.00117.364145
2.65%
12/31/2007  N/A14.8970
12/31/2008  14.8977.468164
12/31/2009  7.46811.466367
12/31/2010  11.46614.795354
12/31/2011  14.79513.463317
12/31/2012  13.46314.205309
12/31/2013  14.20519.221302
12/31/2014  19.22118.872293
12/31/2015  18.87217.237269
2.70%
12/31/2007  N/A14.8470
12/31/2008  14.8477.43948
12/31/2009  7.43911.416105
12/31/2010  11.41614.72492
12/31/2011  14.72413.39196
12/31/2012  13.39114.12290
12/31/2013  14.12219.09991
12/31/2014  19.09918.74372
12/31/2015  18.74317.11158
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.75%
12/31/2007  N/A14.7970
12/31/2008  14.7977.41144
12/31/2009  7.41111.36782
12/31/2010  11.36714.65363
12/31/2011  14.65313.32065
12/31/2012  13.32014.04064
12/31/2013  14.04018.97866
12/31/2014  18.97818.61589
12/31/2015  18.61516.98584
2.80%
12/31/2007  N/A14.7480
12/31/2008  14.7487.38254
12/31/2009  7.38211.318145
12/31/2010  11.31814.582197
12/31/2011  14.58213.249169
12/31/2012  13.24913.958127
12/31/2013  13.95818.85878
12/31/2014  18.85818.48849
12/31/2015  18.48816.86154
2.85%
12/31/2007  N/A14.6990
12/31/2008  14.6997.35425
12/31/2009  7.35411.26924
12/31/2010  11.26914.51225
12/31/2011  14.51213.17920
12/31/2012  13.17913.87722
12/31/2013  13.87718.73920
12/31/2014  18.73918.36229
12/31/2015  18.36216.73826
2.90%
12/31/2007  N/A14.6500
12/31/2008  14.6507.32626
12/31/2009  7.32611.22061
12/31/2010  11.22014.44254
12/31/2011  14.44213.10951
12/31/2012  13.10913.79650
12/31/2013  13.79618.62157
12/31/2014  18.62118.23771
12/31/2015  18.23716.61577
2.95%
12/31/2007  N/A14.6010
12/31/2008  14.6017.29818
12/31/2009  7.29811.17193
12/31/2010  11.17114.372113
12/31/2011  14.37213.03969
12/31/2012  13.03913.71668
12/31/2013  13.71618.50355
12/31/2014  18.50318.11352
12/31/2015  18.11316.49447

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
12/31/2008  N/A7.2701
12/31/2009  7.27011.1232
12/31/2010  11.12314.3037
12/31/2011  14.30312.9691
12/31/2012  12.96913.6360
12/31/2013  13.63618.3866
12/31/2014  18.38617.98911
12/31/2015  17.98916.3738
3.05%
12/31/2009  N/A11.0757
12/31/2010  11.07514.2330
12/31/2011  14.23312.9000
12/31/2012  12.90013.5570
12/31/2013  13.55718.27010
12/31/2014  18.27017.86731
12/31/2015  17.86716.25436
3.10%
12/31/2009  N/A11.0271
12/31/2010  11.02714.1650
12/31/2011  14.16512.8320
12/31/2012  12.83213.4780
12/31/2013  13.47818.1540
12/31/2014  18.15417.7451
12/31/2015  17.74516.1351
3.15%
12/31/2009  N/A10.9792
12/31/2010  10.97914.0960
12/31/2011  14.09612.7630
12/31/2012  12.76313.3990
12/31/2013  13.39918.0402
12/31/2014  18.04017.6246
12/31/2015  17.62416.01710
3.20%
12/31/2013  N/A19.1302
12/31/2014  19.13018.6803
12/31/2015  18.68016.9683
3.25%
12/31/2013  N/A19.0090
12/31/2014  19.00918.5530
12/31/2015  18.55316.8440
3.30%
12/31/2013  N/A17.7000
12/31/2014  17.70017.2669
12/31/2015  17.26615.6688
3.35%
12/31/2013  N/A18.7700
12/31/2014  18.77018.3000
12/31/2015  18.30016.5980
3.40%
12/31/2013  N/A18.6510
12/31/2014  18.65118.1750
12/31/2015  18.17516.4770
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL MVP Balanced Index Strategy Fund
1.65%
12/31/2012  N/A10.676701
12/31/2013  10.67611.821763
12/31/2014  11.82112.335786
12/31/2015  12.33512.1061017
1.70%
12/31/2012  N/A10.671907
12/31/2013  10.67111.8091367
12/31/2014  11.80912.3171300
12/31/2015  12.31712.0821387
1.75%
12/31/2012  N/A10.66657
12/31/2013  10.66611.79755
12/31/2014  11.79712.29926
12/31/2015  12.29912.05820
1.80%
12/31/2015  N/A12.03439
1.95%
12/31/2012  N/A10.645611
12/31/2013  10.64511.751822
12/31/2014  11.75112.226467
12/31/2015  12.22611.963472
2.05%
12/31/2012  N/A10.6350
12/31/2013  10.63511.7280
12/31/2014  11.72812.1900
12/31/2015  12.19011.91526
2.10%
12/31/2015  N/A11.89242
2.15%
12/31/2015  N/A11.8688
2.20%
12/31/2015  N/A11.84514
2.25%
12/31/2015  N/A11.82112
2.30%
12/31/2015  N/A11.7980
2.35%
12/31/2015  N/A11.77445
2.40%
12/31/2015  N/A11.7513
2.45%
12/31/2015  N/A11.7272
2.50%
12/31/2015  N/A11.70444
2.55%
12/31/2015  N/A11.6812
2.60%
12/31/2015  N/A11.6589
2.65%
12/31/2015  N/A11.6352
2.70%
12/31/2015  N/A11.6110
2.75%
12/31/2015  N/A11.58815
2.80%
12/31/2015  N/A11.56526

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2015  N/A11.5420
2.90%
12/31/2015  N/A11.5193
2.95%
12/31/2015  N/A11.4970
3.00%
12/31/2015  N/A11.4741
3.05%
12/31/2015  N/A11.4510
3.10%
12/31/2015  N/A11.4280
3.15%
12/31/2015  N/A11.4060
3.20%
12/31/2015  N/A11.3830
3.25%
12/31/2015  N/A11.3600
3.30%
12/31/2015  N/A11.3380
3.35%
12/31/2015  N/A11.3150
3.40%
12/31/2015  N/A11.2930
AZL MVP BlackRock Global Allocation Fund
1.65%
12/31/2012  N/A10.5015346
12/31/2013  10.50111.7835574
12/31/2014  11.78311.8245378
12/31/2015  11.82411.4565035
1.70%
12/31/2012  N/A10.4953924
12/31/2013  10.49511.7715863
12/31/2014  11.77111.8065635
12/31/2015  11.80611.4345281
1.75%
12/31/2012  N/A10.490183
12/31/2013  10.49011.760191
12/31/2014  11.76011.788172
12/31/2015  11.78811.411130
1.95%
12/31/2012  N/A10.4701444
12/31/2013  10.47011.7131390
12/31/2014  11.71311.7181219
12/31/2015  11.71811.3211039
2.05%
12/31/2012  N/A10.4601
12/31/2013  10.46011.6903
12/31/2014  11.69011.6842
12/31/2015  11.68411.2762
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL MVP DFA Multi-Strategy Fund
1.65%
12/31/2015  N/A9.393111
1.70%
12/31/2015  N/A9.390215
1.75%
12/31/2015  N/A9.38651
1.95%
12/31/2015  N/A9.37320
2.05%
12/31/2015  N/A9.3671
AZL MVP Franklin Templeton Founding Strategy Plus Fund
1.65%
12/31/2012  N/A10.568422
12/31/2013  10.56812.244568
12/31/2014  12.24412.325598
12/31/2015  12.32511.370519
1.70%
12/31/2012  N/A10.565648
12/31/2013  10.56512.2342014
12/31/2014  12.23412.3091601
12/31/2015  12.30911.3491590
1.75%
12/31/2012  N/A10.5617
12/31/2013  10.56112.22413
12/31/2014  12.22412.29226
12/31/2015  12.29211.32925
1.95%
12/31/2012  N/A10.547136
12/31/2013  10.54712.183146
12/31/2014  12.18312.227203
12/31/2015  12.22711.245189
2.05%
12/31/2012  N/A10.5390
12/31/2013  10.53912.1621
12/31/2014  12.16212.1940
12/31/2015  12.19411.2040
AZL MVP Fusion Balanced Fund
1.65%
12/31/2007  N/A12.04187
12/31/2008  12.0418.593127
12/31/2009  8.59310.710491
12/31/2010  10.71011.7013397
12/31/2011  11.70111.4065962
12/31/2012  11.40612.4976596
12/31/2013  12.49713.7007749
12/31/2014  13.70014.0946836
12/31/2015  14.09413.6206045
1.70%
12/31/2007  N/A12.025400
12/31/2008  12.0258.577720
12/31/2009  8.57710.6851218
12/31/2010  10.68511.6684728
12/31/2011  11.66811.3687079
12/31/2012  11.36812.4497000
12/31/2013  12.44913.6418476
12/31/2014  13.64114.0267934
12/31/2015  14.02613.5487406

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2009  N/A10.66026
12/31/2010  10.66011.635309
12/31/2011  11.63511.330449
12/31/2012  11.33012.401438
12/31/2013  12.40113.582364
12/31/2014  13.58213.958338
12/31/2015  13.95813.476290
1.80%
12/31/2008  N/A8.5461350
12/31/2009  8.54610.6352498
12/31/2010  10.63511.6022833
12/31/2011  11.60211.2932890
12/31/2012  11.29312.3542854
12/31/2013  12.35413.5232902
12/31/2014  13.52313.8913127
12/31/2015  13.89113.4042949
1.95%
12/31/2007  N/A11.94441
12/31/2008  11.9448.499108
12/31/2009  8.49910.5611360
12/31/2010  10.56111.5032154
12/31/2011  11.50311.1802804
12/31/2012  11.18012.2122954
12/31/2013  12.21213.3483126
12/31/2014  13.34813.6913053
12/31/2015  13.69113.1913022
2.05%
12/31/2008  N/A8.468598
12/31/2009  8.46810.5121254
12/31/2010  10.51211.4391419
12/31/2011  11.43911.1061521
12/31/2012  11.10612.1191522
12/31/2013  12.11913.2331487
12/31/2014  13.23313.5591408
12/31/2015  13.55913.0511269
2.10%
12/31/2007  N/A11.8970
12/31/2008  11.8978.4521073
12/31/2009  8.45210.4872218
12/31/2010  10.48711.4062599
12/31/2011  11.40611.0692866
12/31/2012  11.06912.0722687
12/31/2013  12.07213.1762580
12/31/2014  13.17613.4932372
12/31/2015  13.49312.9811895
2.15%
12/31/2008  N/A8.43781
12/31/2009  8.43710.463120
12/31/2010  10.46311.374215
12/31/2011  11.37411.032246
12/31/2012  11.03212.026244
12/31/2013  12.02613.119265
12/31/2014  13.11913.429314
12/31/2015  13.42912.913327
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2007  N/A11.8650
12/31/2008  11.8658.421706
12/31/2009  8.42110.4381825
12/31/2010  10.43811.3411781
12/31/2011  11.34110.9951642
12/31/2012  10.99511.9801574
12/31/2013  11.98013.0621471
12/31/2014  13.06213.3631435
12/31/2015  13.36312.8431316
2.25%
12/31/2007  N/A11.8490
12/31/2008  11.8498.405443
12/31/2009  8.40510.4141142
12/31/2010  10.41411.3091104
12/31/2011  11.30910.9581107
12/31/2012  10.95811.9341113
12/31/2013  11.93413.0051111
12/31/2014  13.00513.2991014
12/31/2015  13.29912.7751057
2.30%
12/31/2009  N/A10.3899
12/31/2010  10.38911.27710
12/31/2011  11.27710.92210
12/31/2012  10.92211.8889
12/31/2013  11.88812.9498
12/31/2014  12.94913.2358
12/31/2015  13.23512.7079
2.35%
12/31/2007  N/A11.8170
12/31/2008  11.8178.3741053
12/31/2009  8.37410.3653398
12/31/2010  10.36511.2453517
12/31/2011  11.24510.8863589
12/31/2012  10.88611.8433445
12/31/2013  11.84312.8933174
12/31/2014  12.89313.1712853
12/31/2015  13.17112.6392633
2.40%
12/31/2007  N/A11.8020
12/31/2008  11.8028.359537
12/31/2009  8.35910.341890
12/31/2010  10.34111.213988
12/31/2011  11.21310.849928
12/31/2012  10.84911.797810
12/31/2013  11.79712.837735
12/31/2014  12.83713.107652
12/31/2015  13.10712.572574
2.45%
12/31/2007  N/A11.7860
12/31/2008  11.7868.344544
12/31/2009  8.34410.317692
12/31/2010  10.31711.181612
12/31/2011  11.18110.813579
12/31/2012  10.81311.752517
12/31/2013  11.75212.781494
12/31/2014  12.78113.044428
12/31/2015  13.04412.505413

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
12/31/2007  N/A11.7700
12/31/2008  11.7708.3281108
12/31/2009  8.32810.2933051
12/31/2010  10.29311.1502985
12/31/2011  11.15010.7772931
12/31/2012  10.77711.7072803
12/31/2013  11.70712.7262733
12/31/2014  12.72612.9812430
12/31/2015  12.98112.4382315
2.55%
12/31/2007  N/A11.7540
12/31/2008  11.7548.313106
12/31/2009  8.31310.269350
12/31/2010  10.26911.118463
12/31/2011  11.11810.741463
12/31/2012  10.74111.662444
12/31/2013  11.66212.671429
12/31/2014  12.67112.918339
12/31/2015  12.91812.372278
2.60%
12/31/2007  N/A11.7390
12/31/2008  11.7398.298422
12/31/2009  8.29810.2451639
12/31/2010  10.24511.0871705
12/31/2011  11.08710.7051554
12/31/2012  10.70511.6171473
12/31/2013  11.61712.6161362
12/31/2014  12.61612.8561556
12/31/2015  12.85612.3061564
2.65%
12/31/2007  N/A11.7230
12/31/2008  11.7238.283614
12/31/2009  8.28310.2211620
12/31/2010  10.22111.0551634
12/31/2011  11.05510.6701518
12/31/2012  10.67011.5731562
12/31/2013  11.57312.5611480
12/31/2014  12.56112.7941366
12/31/2015  12.79412.2411306
2.70%
12/31/2007  N/A11.7070
12/31/2008  11.7078.267109
12/31/2009  8.26710.197332
12/31/2010  10.19711.024326
12/31/2011  11.02410.634293
12/31/2012  10.63411.529255
12/31/2013  11.52912.507238
12/31/2014  12.50712.732203
12/31/2015  12.73212.175158
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.75%
12/31/2007  N/A11.6920
12/31/2008  11.6928.25264
12/31/2009  8.25210.173922
12/31/2010  10.17310.9931017
12/31/2011  10.99310.5991117
12/31/2012  10.59911.4841123
12/31/2013  11.48412.453941
12/31/2014  12.45312.670894
12/31/2015  12.67012.111874
2.80%
12/31/2007  N/A11.6760
12/31/2008  11.6768.23790
12/31/2009  8.23710.149616
12/31/2010  10.14910.961776
12/31/2011  10.96110.563726
12/31/2012  10.56311.440841
12/31/2013  11.44012.399644
12/31/2014  12.39912.609541
12/31/2015  12.60912.046510
2.85%
12/31/2007  N/A11.6600
12/31/2008  11.6608.22221
12/31/2009  8.22210.125131
12/31/2010  10.12510.930132
12/31/2011  10.93010.528132
12/31/2012  10.52811.397121
12/31/2013  11.39712.345114
12/31/2014  12.34512.548146
12/31/2015  12.54811.982137
2.90%
12/31/2007  N/A11.6450
12/31/2008  11.6458.20728
12/31/2009  8.20710.102302
12/31/2010  10.10210.899277
12/31/2011  10.89910.493271
12/31/2012  10.49311.353288
12/31/2013  11.35312.292324
12/31/2014  12.29212.488380
12/31/2015  12.48811.918385
2.95%
12/31/2007  N/A11.6290
12/31/2008  11.6298.19239
12/31/2009  8.19210.078323
12/31/2010  10.07810.869365
12/31/2011  10.86910.458268
12/31/2012  10.45811.309207
12/31/2013  11.30912.238227
12/31/2014  12.23812.428259
12/31/2015  12.42811.855240

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
12/31/2008  N/A8.17710
12/31/2009  8.17710.05626
12/31/2010  10.05610.83926
12/31/2011  10.83910.42426
12/31/2012  10.42411.26727
12/31/2013  11.26712.18628
12/31/2014  12.18612.36982
12/31/2015  12.36911.79395
3.05%
12/31/2009  N/A10.031155
12/31/2010  10.03110.807198
12/31/2011  10.80710.389201
12/31/2012  10.38911.223194
12/31/2013  11.22312.133148
12/31/2014  12.13312.308168
12/31/2015  12.30811.729165
3.10%
12/31/2009  N/A10.00829
12/31/2010  10.00810.77739
12/31/2011  10.77710.35424
12/31/2012  10.35411.18028
12/31/2013  11.18012.08026
12/31/2014  12.08012.24942
12/31/2015  12.24911.66737
3.15%
12/31/2009  N/A9.9850
12/31/2010  9.98510.7469
12/31/2011  10.74610.3206
12/31/2012  10.32011.1372
12/31/2013  11.13712.02840
12/31/2014  12.02812.19056
12/31/2015  12.19011.60558
3.20%
12/31/2013  N/A12.2206
12/31/2014  12.22012.37810
12/31/2015  12.37811.7788
3.25%
12/31/2013  N/A12.1670
12/31/2014  12.16712.3180
12/31/2015  12.31811.7150
3.30%
12/31/2013  N/A11.8730
12/31/2014  11.87312.0151
12/31/2015  12.01511.4211
3.35%
12/31/2013  N/A12.0620
12/31/2014  12.06212.1993
12/31/2015  12.19911.5903
3.40%
12/31/2013  N/A12.0090
12/31/2014  12.00912.1400
12/31/2015  12.14011.5290
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL MVP Fusion Conservative Fund
1.65%
12/31/2009  N/A10.14927
12/31/2010  10.14911.0771209
12/31/2011  11.07710.9672589
12/31/2012  10.96712.0022989
12/31/2013  12.00212.7452636
12/31/2014  12.74513.1402202
12/31/2015  13.14012.8242033
1.70%
12/31/2009  N/A10.14835
12/31/2010  10.14811.0711101
12/31/2011  11.07110.9552513
12/31/2012  10.95511.9832736
12/31/2013  11.98312.7192745
12/31/2014  12.71913.1052628
12/31/2015  13.10512.7852440
1.75%
12/31/2009  N/A10.14717
12/31/2010  10.14711.064101
12/31/2011  11.06410.943216
12/31/2012  10.94311.963265
12/31/2013  11.96312.692202
12/31/2014  12.69213.071174
12/31/2015  13.07112.745155
1.80%
12/31/2009  N/A10.1464
12/31/2010  10.14611.05815
12/31/2011  11.05810.93150
12/31/2012  10.93111.944103
12/31/2013  11.94412.66597
12/31/2014  12.66513.03878
12/31/2015  13.03812.70680
1.95%
12/31/2009  N/A10.14379
12/31/2010  10.14311.038292
12/31/2011  11.03810.895563
12/31/2012  10.89511.887642
12/31/2013  11.88712.586643
12/31/2014  12.58612.936508
12/31/2015  12.93612.588488
2.05%
12/31/2009  N/A10.1410
12/31/2010  10.14111.02557
12/31/2011  11.02510.871153
12/31/2012  10.87111.849149
12/31/2013  11.84912.53392
12/31/2014  12.53312.86987
12/31/2015  12.86912.51076
2.10%
12/31/2009  N/A10.1408
12/31/2010  10.14011.01836
12/31/2011  11.01810.85978
12/31/2012  10.85911.830138
12/31/2013  11.83012.507114
12/31/2014  12.50712.836115
12/31/2015  12.83612.472117

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.15%
12/31/2009  N/A10.1390
12/31/2010  10.13911.0121
12/31/2011  11.01210.8472
12/31/2012  10.84711.8110
12/31/2013  11.81112.4810
12/31/2014  12.48112.8030
12/31/2015  12.80312.4330
2.20%
12/31/2009  N/A10.13812
12/31/2010  10.13811.005131
12/31/2011  11.00510.835171
12/31/2012  10.83511.793178
12/31/2013  11.79312.455174
12/31/2014  12.45512.769231
12/31/2015  12.76912.395221
2.25%
12/31/2009  N/A10.1373
12/31/2010  10.13710.99958
12/31/2011  10.99910.82492
12/31/2012  10.82411.77493
12/31/2013  11.77412.42997
12/31/2014  12.42912.736106
12/31/2015  12.73612.356105
2.30%
12/31/2009  N/A10.1360
12/31/2010  10.13610.9920
12/31/2011  10.99210.8120
12/31/2012  10.81211.7550
12/31/2013  11.75512.4030
12/31/2014  12.40312.7030
12/31/2015  12.70312.3180
2.35%
12/31/2009  N/A10.1359
12/31/2010  10.13510.985143
12/31/2011  10.98510.800332
12/31/2012  10.80011.736512
12/31/2013  11.73612.377410
12/31/2014  12.37712.670364
12/31/2015  12.67012.280419
2.40%
12/31/2009  N/A10.1345
12/31/2010  10.13410.97966
12/31/2011  10.97910.78816
12/31/2012  10.78811.718121
12/31/2013  11.71812.35116
12/31/2014  12.35112.63750
12/31/2015  12.63712.24241
2.45%
12/31/2009  N/A10.1333
12/31/2010  10.13310.97268
12/31/2011  10.97210.77688
12/31/2012  10.77611.69986
12/31/2013  11.69912.32594
12/31/2014  12.32512.605103
12/31/2015  12.60512.20478
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
12/31/2009  N/A10.13234
12/31/2010  10.13210.966273
12/31/2011  10.96610.764312
12/31/2012  10.76411.680449
12/31/2013  11.68012.299369
12/31/2014  12.29912.572332
12/31/2015  12.57212.167411
2.55%
12/31/2009  N/A10.1310
12/31/2010  10.13110.9597
12/31/2011  10.95910.75352
12/31/2012  10.75311.66127
12/31/2013  11.66112.27327
12/31/2014  12.27312.53927
12/31/2015  12.53912.12926
2.60%
12/31/2009  N/A10.1301
12/31/2010  10.13010.95346
12/31/2011  10.95310.741245
12/31/2012  10.74111.643223
12/31/2013  11.64312.247220
12/31/2014  12.24712.507156
12/31/2015  12.50712.091169
2.65%
12/31/2009  N/A10.13013
12/31/2010  10.13010.94682
12/31/2011  10.94610.729207
12/31/2012  10.72911.624197
12/31/2013  11.62412.222169
12/31/2014  12.22212.47499
12/31/2015  12.47412.05484
2.70%
12/31/2009  N/A10.1290
12/31/2010  10.12910.9403
12/31/2011  10.94010.717134
12/31/2012  10.71711.606135
12/31/2013  11.60612.196127
12/31/2014  12.19612.442127
12/31/2015  12.44212.017127
2.75%
12/31/2009  N/A10.12897
12/31/2010  10.12810.933136
12/31/2011  10.93310.706124
12/31/2012  10.70611.587206
12/31/2013  11.58712.171161
12/31/2014  12.17112.410184
12/31/2015  12.41011.980175
2.80%
12/31/2009  N/A10.1270
12/31/2010  10.12710.92744
12/31/2011  10.92710.69449
12/31/2012  10.69411.569113
12/31/2013  11.56912.14547
12/31/2014  12.14512.37860
12/31/2015  12.37811.94279

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2009  N/A10.1260
12/31/2010  10.12610.92037
12/31/2011  10.92010.68240
12/31/2012  10.68211.55038
12/31/2013  11.55012.12075
12/31/2014  12.12012.34572
12/31/2015  12.34511.90636
2.90%
12/31/2009  N/A10.1250
12/31/2010  10.12510.9142
12/31/2011  10.91410.671117
12/31/2012  10.67111.532121
12/31/2013  11.53212.0942
12/31/2014  12.09412.3132
12/31/2015  12.31311.86910
2.95%
12/31/2009  N/A10.1240
12/31/2010  10.12410.90716
12/31/2011  10.90710.6590
12/31/2012  10.65911.51339
12/31/2013  11.51312.06945
12/31/2014  12.06912.2818
12/31/2015  12.28111.8320
3.00%
12/31/2009  N/A10.1230
12/31/2010  10.12310.9010
12/31/2011  10.90110.64721
12/31/2012  10.64711.4958
12/31/2013  11.49512.0440
12/31/2014  12.04412.2500
12/31/2015  12.25011.79536
3.05%
12/31/2009  N/A10.1220
12/31/2010  10.12210.8941
12/31/2011  10.89410.6360
12/31/2012  10.63611.47720
12/31/2013  11.47712.0180
12/31/2014  12.01812.2185
12/31/2015  12.21811.7596
3.10%
12/31/2009  N/A10.1210
12/31/2010  10.12110.8880
12/31/2011  10.88810.6240
12/31/2012  10.62411.4580
12/31/2013  11.45811.99320
12/31/2014  11.99312.1860
12/31/2015  12.18611.7230
3.15%
12/31/2009  N/A10.1200
12/31/2010  10.12010.8810
12/31/2011  10.88110.6120
12/31/2012  10.61211.4400
12/31/2013  11.44011.9680
12/31/2014  11.96812.1555
12/31/2015  12.15511.6865
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.20%
12/31/2013  N/A11.9370
12/31/2014  11.93712.1170
12/31/2015  12.11711.6440
3.25%
12/31/2013  N/A11.9120
12/31/2014  11.91212.0850
12/31/2015  12.08511.6080
3.30%
12/31/2013  N/A11.8930
12/31/2014  11.89312.0600
12/31/2015  12.06011.5780
3.35%
12/31/2013  N/A11.8620
12/31/2014  11.86212.0220
12/31/2015  12.02211.5360
3.40%
12/31/2013  N/A11.8370
12/31/2014  11.83711.9910
12/31/2015  11.99111.5000
AZL MVP Fusion Growth Fund
1.65%
12/31/2007  N/A12.728982
12/31/2008  12.7287.6441126
12/31/2009  7.6449.940101
12/31/2010  9.94011.039158
12/31/2011  11.03910.378203
12/31/2012  10.37811.563343
12/31/2013  11.56313.547254
12/31/2014  13.54713.906205
12/31/2015  13.90613.374153
1.70%
12/31/2007  N/A12.7112395
12/31/2008  12.7117.6303155
12/31/2009  7.6309.917634
12/31/2010  9.91711.008550
12/31/2011  11.00810.343649
12/31/2012  10.34311.519804
12/31/2013  11.51913.488878
12/31/2014  13.48813.839768
12/31/2015  13.83913.303704
1.75%
12/31/2009  N/A9.8940
12/31/2010  9.89410.9775
12/31/2011  10.97710.3098
12/31/2012  10.30911.47511
12/31/2013  11.47513.43023
12/31/2014  13.43013.77313
12/31/2015  13.77313.2329
1.80%
12/31/2008  N/A7.602445
12/31/2009  7.6029.871799
12/31/2010  9.87110.946786
12/31/2011  10.94610.275710
12/31/2012  10.27511.431652
12/31/2013  11.43113.372571
12/31/2014  13.37213.706498
12/31/2015  13.70613.162362

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2007  N/A12.626179
12/31/2008  12.6267.560499
12/31/2009  7.5609.802636
12/31/2010  9.80210.853559
12/31/2011  10.85310.172543
12/31/2012  10.17211.300527
12/31/2013  11.30013.199494
12/31/2014  13.19913.508426
12/31/2015  13.50812.953349
2.05%
12/31/2008  N/A7.533100
12/31/2009  7.5339.756262
12/31/2010  9.75610.792307
12/31/2011  10.79210.105276
12/31/2012  10.10511.214261
12/31/2013  11.21413.085216
12/31/2014  13.08513.379189
12/31/2015  13.37912.815163
2.10%
12/31/2007  N/A12.5750
12/31/2008  12.5757.5191194
12/31/2009  7.5199.7332044
12/31/2010  9.73310.7612117
12/31/2011  10.76110.0712011
12/31/2012  10.07111.1711900
12/31/2013  11.17113.0281780
12/31/2014  13.02813.3141561
12/31/2015  13.31412.7471435
2.15%
12/31/2008  N/A7.5054
12/31/2009  7.5059.7114
12/31/2010  9.71110.7314
12/31/2011  10.73110.0383
12/31/2012  10.03811.1283
12/31/2013  11.12812.9723
12/31/2014  12.97213.2504
12/31/2015  13.25012.6791
2.20%
12/31/2007  N/A12.5420
12/31/2008  12.5427.4911884
12/31/2009  7.4919.6882706
12/31/2010  9.68810.7002801
12/31/2011  10.70010.0042588
12/31/2012  10.00411.0852438
12/31/2013  11.08512.9152152
12/31/2014  12.91513.1851929
12/31/2015  13.18512.6111707
2.25%
12/31/2007  N/A12.5250
12/31/2008  12.5257.477525
12/31/2009  7.4779.6651286
12/31/2010  9.66510.6691278
12/31/2011  10.6699.9711282
12/31/2012  9.97111.0431304
12/31/2013  11.04312.8591204
12/31/2014  12.85913.1221003
12/31/2015  13.12212.544902
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2009  N/A9.6420
12/31/2010  9.64210.6390
12/31/2011  10.6399.9370
12/31/2012  9.93711.0000
12/31/2013  11.00012.8040
12/31/2014  12.80413.0580
12/31/2015  13.05812.4770
2.35%
12/31/2007  N/A12.4920
12/31/2008  12.4927.4502836
12/31/2009  7.4509.6204506
12/31/2010  9.62010.6094233
12/31/2011  10.6099.9043987
12/31/2012  9.90410.9583782
12/31/2013  10.95812.7483369
12/31/2014  12.74812.9953087
12/31/2015  12.99512.4112847
2.40%
12/31/2007  N/A12.4750
12/31/2008  12.4757.436832
12/31/2009  7.4369.5972403
12/31/2010  9.59710.5792329
12/31/2011  10.5799.8712178
12/31/2012  9.87110.9162133
12/31/2013  10.91612.6931936
12/31/2014  12.69312.9331816
12/31/2015  12.93312.3451620
2.45%
12/31/2007  N/A12.4580
12/31/2008  12.4587.423758
12/31/2009  7.4239.575909
12/31/2010  9.57510.549884
12/31/2011  10.5499.838829
12/31/2012  9.83810.874858
12/31/2013  10.87412.638792
12/31/2014  12.63812.870731
12/31/2015  12.87012.279680
2.50%
12/31/2007  N/A12.4420
12/31/2008  12.4427.4091590
12/31/2009  7.4099.5532923
12/31/2010  9.55310.5192867
12/31/2011  10.5199.8062736
12/31/2012  9.80610.8332682
12/31/2013  10.83312.5832465
12/31/2014  12.58312.8082379
12/31/2015  12.80812.2142243
2.55%
12/31/2007  N/A12.4250
12/31/2008  12.4257.395401
12/31/2009  7.3959.5301191
12/31/2010  9.53010.4891208
12/31/2011  10.4899.7731172
12/31/2012  9.77310.7911113
12/31/2013  10.79112.5291004
12/31/2014  12.52912.746710
12/31/2015  12.74612.149656

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007  N/A12.4080
12/31/2008  12.4087.382636
12/31/2009  7.3829.5081005
12/31/2010  9.50810.459786
12/31/2011  10.4599.740821
12/31/2012  9.74010.750779
12/31/2013  10.75012.475807
12/31/2014  12.47512.685952
12/31/2015  12.68512.084855
2.65%
12/31/2007  N/A12.3920
12/31/2008  12.3927.3681197
12/31/2009  7.3689.4862018
12/31/2010  9.48610.4301849
12/31/2011  10.4309.7081854
12/31/2012  9.70810.7091814
12/31/2013  10.70912.4211684
12/31/2014  12.42112.6231554
12/31/2015  12.62312.0201409
2.70%
12/31/2007  N/A12.3750
12/31/2008  12.3757.355173
12/31/2009  7.3559.464388
12/31/2010  9.46410.400384
12/31/2011  10.4009.676383
12/31/2012  9.67610.667373
12/31/2013  10.66712.367360
12/31/2014  12.36712.562327
12/31/2015  12.56211.955265
2.75%
12/31/2007  N/A12.3590
12/31/2008  12.3597.341138
12/31/2009  7.3419.442370
12/31/2010  9.44210.371247
12/31/2011  10.3719.643248
12/31/2012  9.64310.627214
12/31/2013  10.62712.313240
12/31/2014  12.31312.502332
12/31/2015  12.50211.892328
2.80%
12/31/2007  N/A12.3420
12/31/2008  12.3427.328276
12/31/2009  7.3289.420493
12/31/2010  9.42010.341470
12/31/2011  10.3419.611383
12/31/2012  9.61110.586397
12/31/2013  10.58612.260503
12/31/2014  12.26012.441486
12/31/2015  12.44111.828440
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2007  N/A12.3260
12/31/2008  12.3267.31425
12/31/2009  7.3149.398232
12/31/2010  9.39810.312225
12/31/2011  10.3129.579212
12/31/2012  9.57910.545182
12/31/2013  10.54512.207156
12/31/2014  12.20712.381139
12/31/2015  12.38111.765130
2.90%
12/31/2007  N/A12.3090
12/31/2008  12.3097.30192
12/31/2009  7.3019.376181
12/31/2010  9.37610.283163
12/31/2011  10.2839.547177
12/31/2012  9.54710.505161
12/31/2013  10.50512.154224
12/31/2014  12.15412.322248
12/31/2015  12.32211.703237
2.95%
12/31/2007  N/A12.2930
12/31/2008  12.2937.287117
12/31/2009  7.2879.354192
12/31/2010  9.35410.254140
12/31/2011  10.2549.515135
12/31/2012  9.51510.465127
12/31/2013  10.46512.101130
12/31/2014  12.10112.26293
12/31/2015  12.26211.64084
3.00%
12/31/2008  N/A7.2755
12/31/2009  7.2759.33311
12/31/2010  9.33310.2265
12/31/2011  10.2269.4855
12/31/2012  9.48510.4255
12/31/2013  10.42512.0507
12/31/2014  12.05012.20422
12/31/2015  12.20411.57930
3.05%
12/31/2009  N/A9.3108
12/31/2010  9.31010.1960
12/31/2011  10.1969.4520
12/31/2012  9.45210.3850
12/31/2013  10.38511.99716
12/31/2014  11.99712.144204
12/31/2015  12.14411.517204
3.10%
12/31/2009  N/A9.2891
12/31/2010  9.28910.1670
12/31/2011  10.1679.4210
12/31/2012  9.42110.3450
12/31/2013  10.34511.9450
12/31/2014  11.94512.0861
12/31/2015  12.08611.4561

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2009  N/A9.2670
12/31/2010  9.26710.1380
12/31/2011  10.1389.3900
12/31/2012  9.39010.3050
12/31/2013  10.30511.89311
12/31/2014  11.89312.02721
12/31/2015  12.02711.39517
3.20%
12/31/2013  N/A12.3246
12/31/2014  12.32412.45610
12/31/2015  12.45611.7957
3.25%
12/31/2013  N/A12.2700
12/31/2014  12.27012.3960
12/31/2015  12.39611.7320
3.30%
12/31/2013  N/A11.7400
12/31/2014  11.74011.85523
12/31/2015  11.85511.21522
3.35%
12/31/2013  N/A12.1640
12/31/2014  12.16412.2769
12/31/2015  12.27611.6088
3.40%
12/31/2013  N/A12.1110
12/31/2014  12.11112.2170
12/31/2015  12.21711.5460
AZL MVP Fusion Moderate Fund
1.65%
12/31/2007  N/A12.313463
12/31/2008  12.3138.144680
12/31/2009  8.14410.3681908
12/31/2010  10.36811.3969904
12/31/2011  11.39610.89217048
12/31/2012  10.89212.05517984
12/31/2013  12.05513.65720030
12/31/2014  13.65714.00218177
12/31/2015  14.00213.48215709
1.70%
12/31/2007  N/A12.297627
12/31/2008  12.2978.129832
12/31/2009  8.12910.3442440
12/31/2010  10.34411.36411113
12/31/2011  11.36410.85516477
12/31/2012  10.85512.00917360
12/31/2013  12.00913.59720150
12/31/2014  13.59713.93518507
12/31/2015  13.93513.41016954
1.75%
12/31/2009  N/A10.32056
12/31/2010  10.32011.331267
12/31/2011  11.33110.819411
12/31/2012  10.81911.963453
12/31/2013  11.96313.539555
12/31/2014  13.53913.867428
12/31/2015  13.86713.339401
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2008  N/A8.100191
12/31/2009  8.10010.296415
12/31/2010  10.29611.300431
12/31/2011  11.30010.783435
12/31/2012  10.78311.917367
12/31/2013  11.91713.480301
12/31/2014  13.48013.801266
12/31/2015  13.80113.268208
1.95%
12/31/2007  N/A12.21561
12/31/2008  12.2158.05596
12/31/2009  8.05510.2231071
12/31/2010  10.22311.2033846
12/31/2011  11.20310.6765295
12/31/2012  10.67611.7805010
12/31/2013  11.78013.3064987
12/31/2014  13.30613.6014309
12/31/2015  13.60113.0573777
2.05%
12/31/2008  N/A8.02623
12/31/2009  8.02610.176119
12/31/2010  10.17611.140217
12/31/2011  11.14010.605295
12/31/2012  10.60511.691279
12/31/2013  11.69113.191244
12/31/2014  13.19113.471221
12/31/2015  13.47112.919209
2.10%
12/31/2007  N/A12.1660
12/31/2008  12.1668.011858
12/31/2009  8.01110.1521597
12/31/2010  10.15211.1081696
12/31/2011  11.10810.5691701
12/31/2012  10.56911.6451657
12/31/2013  11.64513.1331490
12/31/2014  13.13313.4051228
12/31/2015  13.40512.8491108
2.15%
12/31/2008  N/A7.99638
12/31/2009  7.99610.12948
12/31/2010  10.12911.07744
12/31/2011  11.07710.53536
12/31/2012  10.53511.60132
12/31/2013  11.60113.07730
12/31/2014  13.07713.34128
12/31/2015  13.34112.78115
2.20%
12/31/2007  N/A12.1330
12/31/2008  12.1337.9811201
12/31/2009  7.98110.1052277
12/31/2010  10.10511.0462315
12/31/2011  11.04610.4992190
12/31/2012  10.49911.5562040
12/31/2013  11.55613.0201989
12/31/2014  13.02013.2761904
12/31/2015  13.27612.7131697

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2007  N/A12.1170
12/31/2008  12.1177.966392
12/31/2009  7.96610.081881
12/31/2010  10.08111.0141036
12/31/2011  11.01410.4641074
12/31/2012  10.46411.5121025
12/31/2013  11.51212.963866
12/31/2014  12.96313.212640
12/31/2015  13.21212.645574
2.30%
12/31/2009  N/A10.0570
12/31/2010  10.05710.9830
12/31/2011  10.98310.4290
12/31/2012  10.42911.4680
12/31/2013  11.46812.9070
12/31/2014  12.90713.1480
12/31/2015  13.14812.5780
2.35%
12/31/2007  N/A12.0850
12/31/2008  12.0857.9371340
12/31/2009  7.93710.0347863
12/31/2010  10.03410.9528130
12/31/2011  10.95210.3947841
12/31/2012  10.39411.4247307
12/31/2013  11.42412.8516936
12/31/2014  12.85113.0856340
12/31/2015  13.08512.5115894
2.40%
12/31/2007  N/A12.0690
12/31/2008  12.0697.923497
12/31/2009  7.92310.0111006
12/31/2010  10.01110.9211056
12/31/2011  10.92110.360922
12/31/2012  10.36011.380881
12/31/2013  11.38012.796776
12/31/2014  12.79613.022755
12/31/2015  13.02212.444707
2.45%
12/31/2007  N/A12.0530
12/31/2008  12.0537.908613
12/31/2009  7.9089.987852
12/31/2010  9.98710.890937
12/31/2011  10.89010.325884
12/31/2012  10.32511.337832
12/31/2013  11.33712.740675
12/31/2014  12.74012.959638
12/31/2015  12.95912.378553
2.50%
12/31/2007  N/A12.0370
12/31/2008  12.0377.894925
12/31/2009  7.8949.9646838
12/31/2010  9.96410.8597256
12/31/2011  10.85910.2917175
12/31/2012  10.29111.2936978
12/31/2013  11.29312.6856826
12/31/2014  12.68512.8966118
12/31/2015  12.89612.3125814
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2007  N/A12.0200
12/31/2008  12.0207.879185
12/31/2009  7.8799.941533
12/31/2010  9.94110.828639
12/31/2011  10.82810.257577
12/31/2012  10.25711.250578
12/31/2013  11.25012.630558
12/31/2014  12.63012.834417
12/31/2015  12.83412.246323
2.60%
12/31/2007  N/A12.0040
12/31/2008  12.0047.865473
12/31/2009  7.8659.9173823
12/31/2010  9.91710.7984090
12/31/2011  10.79810.2224062
12/31/2012  10.22211.2073997
12/31/2013  11.20712.5763757
12/31/2014  12.57612.7723754
12/31/2015  12.77212.1813428
2.65%
12/31/2007  N/A11.9880
12/31/2008  11.9887.850553
12/31/2009  7.8509.8943079
12/31/2010  9.89410.7673338
12/31/2011  10.76710.1883257
12/31/2012  10.18811.1643168
12/31/2013  11.16412.5213150
12/31/2014  12.52112.7102898
12/31/2015  12.71012.1162746
2.70%
12/31/2007  N/A11.9720
12/31/2008  11.9727.836126
12/31/2009  7.8369.871403
12/31/2010  9.87110.736401
12/31/2011  10.73610.154365
12/31/2012  10.15411.121335
12/31/2013  11.12112.467338
12/31/2014  12.46712.649316
12/31/2015  12.64912.052256
2.75%
12/31/2007  N/A11.9560
12/31/2008  11.9567.821209
12/31/2009  7.8219.8482547
12/31/2010  9.84810.7062769
12/31/2011  10.70610.1212567
12/31/2012  10.12111.0782428
12/31/2013  11.07812.4132453
12/31/2014  12.41312.5882640
12/31/2015  12.58811.9872483

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
12/31/2007  N/A11.9400
12/31/2008  11.9407.807163
12/31/2009  7.8079.8251988
12/31/2010  9.82510.6762206
12/31/2011  10.67610.0872130
12/31/2012  10.08711.0362029
12/31/2013  11.03612.3591950
12/31/2014  12.35912.5271609
12/31/2015  12.52711.9241503
2.85%
12/31/2007  N/A11.9240
12/31/2008  11.9247.79331
12/31/2009  7.7939.802292
12/31/2010  9.80210.645308
12/31/2011  10.64510.053256
12/31/2012  10.05310.994246
12/31/2013  10.99412.306224
12/31/2014  12.30612.467267
12/31/2015  12.46711.860240
2.90%
12/31/2007  N/A11.9080
12/31/2008  11.9087.77863
12/31/2009  7.7789.7791160
12/31/2010  9.77910.6151359
12/31/2011  10.61510.0201218
12/31/2012  10.02010.9511234
12/31/2013  10.95112.2521201
12/31/2014  12.25212.4061002
12/31/2015  12.40611.797974
2.95%
12/31/2007  N/A11.8930
12/31/2008  11.8937.76478
12/31/2009  7.7649.756679
12/31/2010  9.75610.585814
12/31/2011  10.5859.986668
12/31/2012  9.98610.909625
12/31/2013  10.90912.199647
12/31/2014  12.19912.346458
12/31/2015  12.34611.734380
3.00%
12/31/2008  N/A7.7502
12/31/2009  7.7509.73461
12/31/2010  9.73410.55646
12/31/2011  10.5569.95421
12/31/2012  9.95410.86916
12/31/2013  10.86912.14719
12/31/2014  12.14712.28846
12/31/2015  12.28811.67378
3.05%
12/31/2009  N/A9.711647
12/31/2010  9.71110.526676
12/31/2011  10.5269.920634
12/31/2012  9.92010.826610
12/31/2013  10.82612.094556
12/31/2014  12.09412.228594
12/31/2015  12.22811.610600
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
12/31/2009  N/A9.688343
12/31/2010  9.68810.496251
12/31/2011  10.4969.887253
12/31/2012  9.88710.785125
12/31/2013  10.78512.042144
12/31/2014  12.04212.169142
12/31/2015  12.16911.548130
3.15%
12/31/2009  N/A9.66617
12/31/2010  9.66610.46637
12/31/2011  10.4669.85421
12/31/2012  9.85410.74424
12/31/2013  10.74411.99047
12/31/2014  11.99012.110110
12/31/2015  12.11011.487124
3.20%
12/31/2013  N/A12.2960
12/31/2014  12.29612.41416
12/31/2015  12.41411.76929
3.25%
12/31/2013  N/A12.2430
12/31/2014  12.24312.3540
12/31/2015  12.35411.7060
3.30%
12/31/2013  N/A11.8350
12/31/2014  11.83511.93635
12/31/2015  11.93611.30535
3.35%
12/31/2013  N/A12.1370
12/31/2014  12.13712.2350
12/31/2015  12.23511.5810
3.40%
12/31/2013  N/A12.0850
12/31/2014  12.08512.1750
12/31/2015  12.17511.5200
AZL MVP Growth Index Strategy Fund
1.65%
12/31/2012  N/A10.9213223
12/31/2013  10.92112.9813497
12/31/2014  12.98113.5963420
12/31/2015  13.59613.2664494
1.70%
12/31/2012  N/A10.9152960
12/31/2013  10.91512.9695306
12/31/2014  12.96913.5755249
12/31/2015  13.57513.2405418
1.75%
12/31/2012  N/A10.910126
12/31/2013  10.91012.956125
12/31/2014  12.95613.555124
12/31/2015  13.55513.213111
1.80%
12/31/2015  N/A13.1875

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2012  N/A10.8891120
12/31/2013  10.88912.9051108
12/31/2014  12.90513.4751224
12/31/2015  13.47513.1091907
2.05%
12/31/2012  N/A10.8784
12/31/2013  10.87812.8795
12/31/2014  12.87913.43517
12/31/2015  13.43513.05782
2.10%
12/31/2015  N/A13.03142
2.15%
12/31/2015  N/A13.0050
2.20%
12/31/2015  N/A12.979205
2.25%
12/31/2015  N/A12.95349
2.30%
12/31/2015  N/A12.9270
2.35%
12/31/2015  N/A12.902355
2.40%
12/31/2015  N/A12.876119
2.45%
12/31/2015  N/A12.85135
2.50%
12/31/2015  N/A12.825220
2.55%
12/31/2015  N/A12.80060
2.60%
12/31/2015  N/A12.774124
2.65%
12/31/2015  N/A12.749117
2.70%
12/31/2015  N/A12.72324
2.75%
12/31/2015  N/A12.698105
2.80%
12/31/2015  N/A12.67357
2.85%
12/31/2015  N/A12.64815
2.90%
12/31/2015  N/A12.62361
2.95%
12/31/2015  N/A12.5987
3.00%
12/31/2015  N/A12.5733
3.05%
12/31/2015  N/A12.5485
3.10%
12/31/2015  N/A12.5231
3.15%
12/31/2015  N/A12.4982
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.20%
12/31/2015  N/A12.4730
3.25%
12/31/2015  N/A12.4480
3.30%
12/31/2015  N/A12.4240
3.35%
12/31/2015  N/A12.3990
3.40%
12/31/2015  N/A12.3740
AZL MVP Invesco Equity and Income Fund
1.65%
12/31/2012  N/A10.715944
12/31/2013  10.71513.0561268
12/31/2014  13.05613.9241393
12/31/2015  13.92413.2561337
1.70%
12/31/2012  N/A10.7101195
12/31/2013  10.71013.0442361
12/31/2014  13.04413.9032405
12/31/2015  13.90313.2302293
1.75%
12/31/2012  N/A10.70428
12/31/2013  10.70413.03154
12/31/2014  13.03113.88360
12/31/2015  13.88313.20349
1.95%
12/31/2012  N/A10.683326
12/31/2013  10.68312.979429
12/31/2014  12.97913.800535
12/31/2015  13.80013.099535
2.05%
12/31/2012  N/A10.67312
12/31/2013  10.67312.95413
12/31/2014  12.95413.7597
12/31/2015  13.75913.0476
AZL MVP T. Rowe Price Capital Appreciation Fund
1.65%
12/31/2014  N/A10.9422971
12/31/2015  10.94211.2105441
1.70%
12/31/2014  N/A10.9371746
12/31/2015  10.93711.1993598
1.75%
12/31/2014  N/A10.931410
12/31/2015  10.93111.188643
1.95%
12/31/2014  N/A10.9101466
12/31/2015  10.91011.1442202
2.05%
12/31/2014  N/A10.89984
12/31/2015  10.89911.122152

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL NFJ International Value Fund
1.65%
12/31/2014  N/A15.5576
12/31/2015  15.55713.37914
1.70%
12/31/2014  N/A15.5133
12/31/2015  15.51313.33512
1.75%
12/31/2014  N/A15.4690
12/31/2015  15.46913.2900
1.95%
12/31/2014  N/A15.2954
12/31/2015  15.29513.1145
2.05%
12/31/2014  N/A15.2080
12/31/2015  15.20813.0270
AZL Oppenheimer Discovery Fund
1.65%
12/31/2007  N/A12.68710
12/31/2008  12.6877.06914
12/31/2009  7.0699.13713
12/31/2010  9.13711.57945
12/31/2011  11.57910.77577
12/31/2012  10.77512.361148
12/31/2013  12.36117.693166
12/31/2014  17.69317.004168
12/31/2015  17.00417.09198
1.70%
12/31/2007  N/A12.67035
12/31/2008  12.6707.05644
12/31/2009  7.0569.11613
12/31/2010  9.11611.54645
12/31/2011  11.54610.73991
12/31/2012  10.73912.313269
12/31/2013  12.31317.616295
12/31/2014  17.61616.922210
12/31/2015  16.92217.000186
1.75%
12/31/2009  N/A9.0940
12/31/2010  9.09411.5133
12/31/2011  11.51310.70421
12/31/2012  10.70412.26613
12/31/2013  12.26617.54012
12/31/2014  17.54016.8407
12/31/2015  16.84016.91016
1.80%
12/31/2008  N/A7.03133
12/31/2009  7.0319.073114
12/31/2010  9.07311.481129
12/31/2011  11.48110.668116
12/31/2012  10.66812.219104
12/31/2013  12.21917.464131
12/31/2014  17.46416.75992
12/31/2015  16.75916.82080
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2007  N/A12.5853
12/31/2008  12.5856.99211
12/31/2009  6.9929.01032
12/31/2010  9.01011.38356
12/31/2011  11.38310.56259
12/31/2012  10.56212.079112
12/31/2013  12.07917.238132
12/31/2014  17.23816.517130
12/31/2015  16.51716.552100
2.05%
12/31/2008  N/A6.96610
12/31/2009  6.9668.96824
12/31/2010  8.96811.31955
12/31/2011  11.31910.49275
12/31/2012  10.49211.98761
12/31/2013  11.98717.09064
12/31/2014  17.09016.35835
12/31/2015  16.35816.37736
2.10%
12/31/2007  N/A12.5350
12/31/2008  12.5356.95327
12/31/2009  6.9538.94765
12/31/2010  8.94711.28686
12/31/2011  11.28610.45651
12/31/2012  10.45611.94171
12/31/2013  11.94117.015207
12/31/2014  17.01516.279182
12/31/2015  16.27916.289212
2.15%
12/31/2008  N/A6.9410
12/31/2009  6.9418.9263
12/31/2010  8.92611.2552
12/31/2011  11.25510.4222
12/31/2012  10.42211.8952
12/31/2013  11.89516.9422
12/31/2014  16.94216.2011
12/31/2015  16.20116.2031
2.20%
12/31/2007  N/A12.5020
12/31/2008  12.5026.92861
12/31/2009  6.9288.905102
12/31/2010  8.90511.223112
12/31/2011  11.22310.387121
12/31/2012  10.38711.84997
12/31/2013  11.84916.868273
12/31/2014  16.86816.122264
12/31/2015  16.12216.116190
2.25%
12/31/2007  N/A12.4850
12/31/2008  12.4856.91513
12/31/2009  6.9158.88475
12/31/2010  8.88411.19192
12/31/2011  11.19110.35298
12/31/2012  10.35211.80496
12/31/2013  11.80416.795184
12/31/2014  16.79516.044190
12/31/2015  16.04416.030149

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2009  N/A8.8634
12/31/2010  8.86311.1593
12/31/2011  11.15910.3182
12/31/2012  10.31811.7590
12/31/2013  11.75916.7220
12/31/2014  16.72215.9670
12/31/2015  15.96715.9450
2.35%
12/31/2007  N/A12.4520
12/31/2008  12.4526.89076
12/31/2009  6.8908.843148
12/31/2010  8.84311.127198
12/31/2011  11.12710.283185
12/31/2012  10.28311.714159
12/31/2013  11.71416.650341
12/31/2014  16.65015.890314
12/31/2015  15.89015.860271
2.40%
12/31/2007  N/A12.4350
12/31/2008  12.4356.87732
12/31/2009  6.8778.82245
12/31/2010  8.82211.09658
12/31/2011  11.09610.24945
12/31/2012  10.24911.66945
12/31/2013  11.66916.578158
12/31/2014  16.57815.813146
12/31/2015  15.81315.776145
2.45%
12/31/2007  N/A12.4180
12/31/2008  12.4186.86414
12/31/2009  6.8648.80118
12/31/2010  8.80111.06424
12/31/2011  11.06410.21524
12/31/2012  10.21511.62417
12/31/2013  11.62416.50664
12/31/2014  16.50615.73760
12/31/2015  15.73715.69250
2.50%
12/31/2007  N/A12.4020
12/31/2008  12.4026.85236
12/31/2009  6.8528.78155
12/31/2010  8.78111.03368
12/31/2011  11.03310.181102
12/31/2012  10.18111.57976
12/31/2013  11.57916.434227
12/31/2014  16.43415.661188
12/31/2015  15.66115.608183
2.55%
12/31/2007  N/A12.3850
12/31/2008  12.3856.83913
12/31/2009  6.8398.76057
12/31/2010  8.76011.00241
12/31/2011  11.00210.14742
12/31/2012  10.14711.53555
12/31/2013  11.53516.363162
12/31/2014  16.36315.585128
12/31/2015  15.58515.525108
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007  N/A12.3690
12/31/2008  12.3696.82723
12/31/2009  6.8278.74030
12/31/2010  8.74010.97146
12/31/2011  10.97110.11339
12/31/2012  10.11311.49125
12/31/2013  11.49116.29288
12/31/2014  16.29215.51090
12/31/2015  15.51015.44256
2.65%
12/31/2007  N/A12.3520
12/31/2008  12.3526.81440
12/31/2009  6.8148.71948
12/31/2010  8.71910.94057
12/31/2011  10.94010.08058
12/31/2012  10.08011.44760
12/31/2013  11.44716.222263
12/31/2014  16.22215.435260
12/31/2015  15.43515.360221
2.70%
12/31/2007  N/A12.3360
12/31/2008  12.3366.8012
12/31/2009  6.8018.6994
12/31/2010  8.69910.90810
12/31/2011  10.90810.04619
12/31/2012  10.04611.40318
12/31/2013  11.40316.15156
12/31/2014  16.15115.36021
12/31/2015  15.36015.27821
2.75%
12/31/2007  N/A12.3190
12/31/2008  12.3196.78913
12/31/2009  6.7898.67923
12/31/2010  8.67910.87821
12/31/2011  10.87810.01220
12/31/2012  10.01211.35915
12/31/2013  11.35916.08236
12/31/2014  16.08215.28669
12/31/2015  15.28615.19747
2.80%
12/31/2007  N/A12.3030
12/31/2008  12.3036.7775
12/31/2009  6.7778.65816
12/31/2010  8.65810.84712
12/31/2011  10.8479.97915
12/31/2012  9.97911.31620
12/31/2013  11.31616.01257
12/31/2014  16.01215.21234
12/31/2015  15.21215.11647

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2007  N/A12.2860
12/31/2008  12.2866.7644
12/31/2009  6.7648.6384
12/31/2010  8.63810.8165
12/31/2011  10.8169.9463
12/31/2012  9.94611.2723
12/31/2013  11.27215.94315
12/31/2014  15.94315.13929
12/31/2015  15.13915.03521
2.90%
12/31/2007  N/A12.2700
12/31/2008  12.2706.75216
12/31/2009  6.7528.61824
12/31/2010  8.61810.78523
12/31/2011  10.7859.91324
12/31/2012  9.91311.22932
12/31/2013  11.22915.87352
12/31/2014  15.87315.06658
12/31/2015  15.06614.95564
2.95%
12/31/2007  N/A12.2530
12/31/2008  12.2536.7394
12/31/2009  6.7398.5984
12/31/2010  8.59810.75519
12/31/2011  10.7559.88012
12/31/2012  9.88011.18621
12/31/2013  11.18615.80529
12/31/2014  15.80514.99316
12/31/2015  14.99314.87614
3.00%
12/31/2008  N/A6.7270
12/31/2009  6.7278.5792
12/31/2010  8.57910.7250
12/31/2011  10.7259.8480
12/31/2012  9.84811.1440
12/31/2013  11.14415.7382
12/31/2014  15.73814.9223
12/31/2015  14.92214.7983
3.05%
12/31/2009  N/A8.5580
12/31/2010  8.55810.6940
12/31/2011  10.6949.8140
12/31/2012  9.81411.1010
12/31/2013  11.10115.66912
12/31/2014  15.66914.84938
12/31/2015  14.84914.71842
3.10%
12/31/2009  N/A8.5380
12/31/2010  8.53810.6640
12/31/2011  10.6649.7820
12/31/2012  9.78211.0580
12/31/2013  11.05815.6010
12/31/2014  15.60114.7771
12/31/2015  14.77714.6401
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2009  N/A8.5180
12/31/2010  8.51810.6340
12/31/2011  10.6349.7490
12/31/2012  9.74911.0160
12/31/2013  11.01615.5332
12/31/2014  15.53314.7063
12/31/2015  14.70614.5626
3.20%
12/31/2013  N/A16.0540
12/31/2014  16.05415.1910
12/31/2015  15.19115.0340
3.25%
12/31/2013  N/A15.9840
12/31/2014  15.98415.1170
12/31/2015  15.11714.9540
3.30%
12/31/2013  N/A15.3330
12/31/2014  15.33314.4952
12/31/2015  14.49514.3312
3.35%
12/31/2013  N/A15.8461
12/31/2014  15.84614.9720
12/31/2015  14.97214.7950
3.40%
12/31/2013  N/A15.7770
12/31/2014  15.77714.8990
12/31/2015  14.89914.7160
AZL Pyramis Total Bond Fund
1.65%
12/31/2012  N/A10.0072
12/31/2013  10.0079.62779
12/31/2014  9.6279.978318
12/31/2015  9.9789.728373
1.70%
12/31/2012  N/A10.00629
12/31/2013  10.0069.621104
12/31/2014  9.6219.967572
12/31/2015  9.9679.711619
1.75%
12/31/2012  N/A10.0046
12/31/2013  10.0049.61432
12/31/2014  9.6149.955112
12/31/2015  9.9559.695107
1.80%
12/31/2012  N/A10.0030
12/31/2013  10.0039.6082
12/31/2014  9.6089.94454
12/31/2015  9.9449.67970
1.95%
12/31/2012  N/A9.9987
12/31/2013  9.9989.5896
12/31/2014  9.5899.90939
12/31/2015  9.9099.63166

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2012  N/A9.9950
12/31/2013  9.9959.5770
12/31/2014  9.5779.8866
12/31/2015  9.8869.59960
2.10%
12/31/2012  N/A9.9932
12/31/2013  9.9939.5706
12/31/2014  9.5709.87511
12/31/2015  9.8759.58322
2.15%
12/31/2012  N/A9.9910
12/31/2013  9.9919.5640
12/31/2014  9.5649.8630
12/31/2015  9.8639.5680
2.20%
12/31/2012  N/A9.9902
12/31/2013  9.9909.5580
12/31/2014  9.5589.8523
12/31/2015  9.8529.5529
2.25%
12/31/2012  N/A9.9881
12/31/2013  9.9889.5511
12/31/2014  9.5519.84118
12/31/2015  9.8419.5365
2.30%
12/31/2012  N/A9.9870
12/31/2013  9.9879.5450
12/31/2014  9.5459.8290
12/31/2015  9.8299.5200
2.35%
12/31/2012  N/A9.9851
12/31/2013  9.9859.5393
12/31/2014  9.5399.81867
12/31/2015  9.8189.50485
2.40%
12/31/2012  N/A9.9840
12/31/2013  9.9849.5323
12/31/2014  9.5329.80632
12/31/2015  9.8069.48944
2.45%
12/31/2012  N/A9.9821
12/31/2013  9.9829.5260
12/31/2014  9.5269.79582
12/31/2015  9.7959.47378
2.50%
12/31/2012  N/A9.9806
12/31/2013  9.9809.52021
12/31/2014  9.5209.78439
12/31/2015  9.7849.457103
2.55%
12/31/2012  N/A9.9794
12/31/2013  9.9799.5143
12/31/2014  9.5149.77260
12/31/2015  9.7729.44142
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2012  N/A9.9770
12/31/2013  9.9779.5074
12/31/2014  9.5079.76141
12/31/2015  9.7619.42645
2.65%
12/31/2012  N/A9.9760
12/31/2013  9.9769.5010
12/31/2014  9.5019.75017
12/31/2015  9.7509.41024
2.70%
12/31/2012  N/A9.9740
12/31/2013  9.9749.4951
12/31/2014  9.4959.73832
12/31/2015  9.7389.39532
2.75%
12/31/2012  N/A9.9720
12/31/2013  9.9729.4891
12/31/2014  9.4899.7276
12/31/2015  9.7279.37912
2.80%
12/31/2012  N/A9.9710
12/31/2013  9.9719.4821
12/31/2014  9.4829.71622
12/31/2015  9.7169.36322
2.85%
12/31/2012  N/A9.9690
12/31/2013  9.9699.4760
12/31/2014  9.4769.7051
12/31/2015  9.7059.3481
2.90%
12/31/2012  N/A9.9680
12/31/2013  9.9689.4700
12/31/2014  9.4709.6932
12/31/2015  9.6939.3322
2.95%
12/31/2012  N/A9.9660
12/31/2013  9.9669.4640
12/31/2014  9.4649.6822
12/31/2015  9.6829.3172
3.00%
12/31/2012  N/A9.9650
12/31/2013  9.9659.4570
12/31/2014  9.4579.6711
12/31/2015  9.6719.3010
3.05%
12/31/2012  N/A9.9630
12/31/2013  9.9639.4510
12/31/2014  9.4519.6606
12/31/2015  9.6609.2866
3.10%
12/31/2012  N/A9.9610
12/31/2013  9.9619.4450
12/31/2014  9.4459.6490
12/31/2015  9.6499.2710

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2012  N/A9.9600
12/31/2013  9.9609.4390
12/31/2014  9.4399.6370
12/31/2015  9.6379.2550
3.20%
12/31/2013  N/A9.4310
12/31/2014  9.4319.6250
12/31/2015  9.6259.2380
3.25%
12/31/2013  N/A9.4250
12/31/2014  9.4259.6130
12/31/2015  9.6139.2230
3.30%
12/31/2013  N/A9.4300
12/31/2014  9.4309.6140
12/31/2015  9.6149.2190
3.35%
12/31/2013  N/A9.4120
12/31/2014  9.4129.5910
12/31/2015  9.5919.1920
3.40%
12/31/2013  N/A9.4060
12/31/2014  9.4069.5800
12/31/2015  9.5809.1770
AZL Russell 1000 Growth Index Fund
1.65%
12/31/2014  N/A17.5701
12/31/2015  17.57018.12250
1.70%
12/31/2014  N/A17.5298
12/31/2015  17.52918.07148
1.75%
12/31/2014  N/A17.4880
12/31/2015  17.48818.02013
1.95%
12/31/2014  N/A17.32510
12/31/2015  17.32517.81619
2.05%
12/31/2014  N/A17.2440
12/31/2015  17.24417.7150
AZL Russell 1000 Value Index Fund
1.65%
12/31/2014  N/A16.73019
12/31/2015  16.73015.72833
1.70%
12/31/2014  N/A16.69125
12/31/2015  16.69115.68448
1.75%
12/31/2014  N/A16.6521
12/31/2015  16.65215.6391
1.95%
12/31/2014  N/A16.49716
12/31/2015  16.49715.46314
2.05%
12/31/2014  N/A16.4200
12/31/2015  16.42015.3750
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL S&P 500 Index Fund
1.65%
12/31/2007  N/A9.86572
12/31/2008  9.8656.053159
12/31/2009  6.0537.464280
12/31/2010  7.4648.412373
12/31/2011  8.4128.403799
12/31/2012  8.4039.5391125
12/31/2013  9.53912.3531315
12/31/2014  12.35313.7451255
12/31/2015  13.74513.6481036
1.70%
12/31/2007  N/A9.862171
12/31/2008  9.8626.048471
12/31/2009  6.0487.454595
12/31/2010  7.4548.396559
12/31/2011  8.3968.383884
12/31/2012  8.3839.5121173
12/31/2013  9.51212.3121465
12/31/2014  12.31213.6921418
12/31/2015  13.69213.5891286
1.75%
12/31/2009  N/A7.44414
12/31/2010  7.4448.38147
12/31/2011  8.3818.36437
12/31/2012  8.3649.48554
12/31/2013  9.48512.27164
12/31/2014  12.27113.64071
12/31/2015  13.64013.53073
1.80%
12/31/2008  N/A6.038431
12/31/2009  6.0387.4342386
12/31/2010  7.4348.3662034
12/31/2011  8.3668.3441828
12/31/2012  8.3449.4581695
12/31/2013  9.45812.2301657
12/31/2014  12.23013.5881571
12/31/2015  13.58813.4721120
1.95%
12/31/2007  N/A9.84641
12/31/2008  9.8466.02359
12/31/2009  6.0237.4041216
12/31/2010  7.4048.3201135
12/31/2011  8.3208.2861091
12/31/2012  8.2869.3781212
12/31/2013  9.37812.1081118
12/31/2014  12.10813.432980
12/31/2015  13.43213.298856
2.05%
12/31/2008  N/A6.01379
12/31/2009  6.0137.385539
12/31/2010  7.3858.289540
12/31/2011  8.2898.247399
12/31/2012  8.2479.325393
12/31/2013  9.32512.028328
12/31/2014  12.02813.329285
12/31/2015  13.32913.183219

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
12/31/2007  N/A9.8360
12/31/2008  9.8366.008328
12/31/2009  6.0087.3752122
12/31/2010  7.3758.2742162
12/31/2011  8.2748.2282123
12/31/2012  8.2289.2982332
12/31/2013  9.29811.9871913
12/31/2014  11.98713.2781848
12/31/2015  13.27813.1261850
2.15%
12/31/2008  N/A6.00320
12/31/2009  6.0037.36578
12/31/2010  7.3658.25942
12/31/2011  8.2598.20918
12/31/2012  8.2099.27216
12/31/2013  9.27211.9475
12/31/2014  11.94713.2274
12/31/2015  13.22713.06919
2.20%
12/31/2007  N/A9.8290
12/31/2008  9.8295.998299
12/31/2009  5.9987.3551962
12/31/2010  7.3558.2441873
12/31/2011  8.2448.1901708
12/31/2012  8.1909.2461766
12/31/2013  9.24611.9081604
12/31/2014  11.90813.1771422
12/31/2015  13.17713.0121295
2.25%
12/31/2007  N/A9.8260
12/31/2008  9.8265.993145
12/31/2009  5.9937.3451347
12/31/2010  7.3458.2281158
12/31/2011  8.2288.1711005
12/31/2012  8.1719.219924
12/31/2013  9.21911.868761
12/31/2014  11.86813.126696
12/31/2015  13.12612.956564
2.30%
12/31/2009  N/A7.3358
12/31/2010  7.3358.2138
12/31/2011  8.2138.1524
12/31/2012  8.1529.1930
12/31/2013  9.19311.8280
12/31/2014  11.82813.0760
12/31/2015  13.07612.9000
2.35%
12/31/2007  N/A9.8190
12/31/2008  9.8195.983909
12/31/2009  5.9837.3261879
12/31/2010  7.3268.1981786
12/31/2011  8.1988.1331685
12/31/2012  8.1339.1671796
12/31/2013  9.16711.7891583
12/31/2014  11.78913.0261418
12/31/2015  13.02612.8441272
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
12/31/2007  N/A9.8160
12/31/2008  9.8165.978138
12/31/2009  5.9787.3161235
12/31/2010  7.3168.1831092
12/31/2011  8.1838.1141057
12/31/2012  8.1149.1411008
12/31/2013  9.14111.750824
12/31/2014  11.75012.976978
12/31/2015  12.97612.788846
2.45%
12/31/2007  N/A9.8130
12/31/2008  9.8135.973112
12/31/2009  5.9737.306573
12/31/2010  7.3068.168528
12/31/2011  8.1688.095498
12/31/2012  8.0959.115470
12/31/2013  9.11511.711376
12/31/2014  11.71112.926335
12/31/2015  12.92612.733306
2.50%
12/31/2007  N/A9.8090
12/31/2008  9.8095.968342
12/31/2009  5.9687.2961701
12/31/2010  7.2968.1531554
12/31/2011  8.1538.0761434
12/31/2012  8.0769.0901402
12/31/2013  9.09011.6711221
12/31/2014  11.67112.8771054
12/31/2015  12.87712.678961
2.55%
12/31/2007  N/A9.8060
12/31/2008  9.8065.96353
12/31/2009  5.9637.286582
12/31/2010  7.2868.138786
12/31/2011  8.1388.057731
12/31/2012  8.0579.064694
12/31/2013  9.06411.633594
12/31/2014  11.63312.827513
12/31/2015  12.82712.623475
2.60%
12/31/2007  N/A9.8030
12/31/2008  9.8035.958101
12/31/2009  5.9587.277654
12/31/2010  7.2778.123584
12/31/2011  8.1238.038512
12/31/2012  8.0389.038574
12/31/2013  9.03811.594536
12/31/2014  11.59412.778595
12/31/2015  12.77812.568571

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2007  N/A9.7990
12/31/2008  9.7995.953314
12/31/2009  5.9537.2671287
12/31/2010  7.2678.108896
12/31/2011  8.1088.019818
12/31/2012  8.0199.012743
12/31/2013  9.01211.555681
12/31/2014  11.55512.729609
12/31/2015  12.72912.514538
2.70%
12/31/2007  N/A9.7960
12/31/2008  9.7965.94882
12/31/2009  5.9487.257322
12/31/2010  7.2578.093283
12/31/2011  8.0938.001212
12/31/2012  8.0018.987166
12/31/2013  8.98711.517151
12/31/2014  11.51712.681122
12/31/2015  12.68112.46087
2.75%
12/31/2007  N/A9.7930
12/31/2008  9.7935.94320
12/31/2009  5.9437.248267
12/31/2010  7.2488.079192
12/31/2011  8.0797.982209
12/31/2012  7.9828.961142
12/31/2013  8.96111.478234
12/31/2014  11.47812.632230
12/31/2015  12.63212.406282
2.80%
12/31/2007  N/A9.7900
12/31/2008  9.7905.93832
12/31/2009  5.9387.238222
12/31/2010  7.2388.064173
12/31/2011  8.0647.963145
12/31/2012  7.9638.936172
12/31/2013  8.93611.440136
12/31/2014  11.44012.584122
12/31/2015  12.58412.352123
2.85%
12/31/2007  N/A9.7860
12/31/2008  9.7865.9335
12/31/2009  5.9337.228153
12/31/2010  7.2288.049150
12/31/2011  8.0497.945138
12/31/2012  7.9458.911128
12/31/2013  8.91111.402115
12/31/2014  11.40212.53580
12/31/2015  12.53512.29971
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
12/31/2007  N/A9.7830
12/31/2008  9.7835.92817
12/31/2009  5.9287.219259
12/31/2010  7.2198.034179
12/31/2011  8.0347.926174
12/31/2012  7.9268.885181
12/31/2013  8.88511.364203
12/31/2014  11.36412.487207
12/31/2015  12.48712.245224
2.95%
12/31/2007  N/A9.7800
12/31/2008  9.7805.92321
12/31/2009  5.9237.209191
12/31/2010  7.2098.01965
12/31/2011  8.0197.90856
12/31/2012  7.9088.86073
12/31/2013  8.86011.32667
12/31/2014  11.32612.43958
12/31/2015  12.43912.19238
3.00%
12/31/2008  N/A5.9181
12/31/2009  5.9187.1997
12/31/2010  7.1998.0051
12/31/2011  8.0057.8891
12/31/2012  7.8898.83518
12/31/2013  8.83511.28836
12/31/2014  11.28812.39239
12/31/2015  12.39212.14029
3.05%
12/31/2009  N/A7.1909
12/31/2010  7.1907.9900
12/31/2011  7.9907.8710
12/31/2012  7.8718.8100
12/31/2013  8.81011.25123
12/31/2014  11.25112.34453
12/31/2015  12.34412.08769
3.10%
12/31/2009  N/A7.180125
12/31/2010  7.1807.9750
12/31/2011  7.9757.8530
12/31/2012  7.8538.7850
12/31/2013  8.78511.2130
12/31/2014  11.21312.2978
12/31/2015  12.29712.0358
3.15%
12/31/2009  N/A7.1700
12/31/2010  7.1707.9610
12/31/2011  7.9617.8340
12/31/2012  7.8348.7600
12/31/2013  8.76011.17621
12/31/2014  11.17612.25037
12/31/2015  12.25011.98330
3.20%
12/31/2013  N/A11.8530
12/31/2014  11.85312.98510
12/31/2015  12.98512.69613

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.25%
12/31/2013  N/A11.8130
12/31/2014  11.81312.9350
12/31/2015  12.93512.6400
3.30%
12/31/2013  N/A11.0641
12/31/2014  11.06412.11057
12/31/2015  12.11011.82855
3.35%
12/31/2013  N/A11.7340
12/31/2014  11.73412.83614
12/31/2015  12.83612.53112
3.40%
12/31/2013  N/A11.6950
12/31/2014  11.69512.7870
12/31/2015  12.78712.4770
AZL Schroder Emerging Markets Equity Fund
1.65%
12/31/2007  N/A13.399121
12/31/2008  13.3996.341205
12/31/2009  6.34110.71484
12/31/2010  10.71411.846300
12/31/2011  11.8469.640517
12/31/2012  9.64011.476495
12/31/2013  11.47611.052357
12/31/2014  11.05210.303251
12/31/2015  10.3038.829202
1.70%
12/31/2007  N/A13.388363
12/31/2008  13.3886.333521
12/31/2009  6.33310.695212
12/31/2010  10.69511.818254
12/31/2011  11.8189.612401
12/31/2012  9.61211.438385
12/31/2013  11.43811.009312
12/31/2014  11.00910.259266
12/31/2015  10.2598.786236
1.75%
12/31/2009  N/A10.6751
12/31/2010  10.67511.79120
12/31/2011  11.7919.58554
12/31/2012  9.58511.40047
12/31/2013  11.40010.96723
12/31/2014  10.96710.21421
12/31/2015  10.2148.74419
1.80%
12/31/2008  N/A6.316137
12/31/2009  6.31610.656294
12/31/2010  10.65611.763325
12/31/2011  11.7639.558316
12/31/2012  9.55811.362251
12/31/2013  11.36210.925208
12/31/2014  10.92510.170137
12/31/2015  10.1708.702128
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2007  N/A13.33270
12/31/2008  13.3326.29075
12/31/2009  6.29010.597123
12/31/2010  10.59711.681209
12/31/2011  11.6819.477251
12/31/2012  9.47711.249243
12/31/2013  11.24910.800191
12/31/2014  10.80010.039170
12/31/2015  10.0398.576135
2.05%
12/31/2008  N/A6.27456
12/31/2009  6.27410.558124
12/31/2010  10.55811.627164
12/31/2011  11.6279.424184
12/31/2012  9.42411.174186
12/31/2013  11.17410.717144
12/31/2014  10.7179.95272
12/31/2015  9.9528.49474
2.10%
12/31/2007  N/A13.2980
12/31/2008  13.2986.265249
12/31/2009  6.26510.538561
12/31/2010  10.53811.599605
12/31/2011  11.5999.397613
12/31/2012  9.39711.136571
12/31/2013  11.13610.676599
12/31/2014  10.6769.909513
12/31/2015  9.9098.453460
2.15%
12/31/2008  N/A6.2573
12/31/2009  6.25710.51918
12/31/2010  10.51911.57319
12/31/2011  11.5739.37016
12/31/2012  9.37011.10015
12/31/2013  11.10010.63514
12/31/2014  10.6359.8669
12/31/2015  9.8668.41210
2.20%
12/31/2007  N/A13.2760
12/31/2008  13.2766.248297
12/31/2009  6.24810.500448
12/31/2010  10.50011.545596
12/31/2011  11.5459.343609
12/31/2012  9.34311.062542
12/31/2013  11.06210.594516
12/31/2014  10.5949.823480
12/31/2015  9.8238.371451
2.25%
12/31/2007  N/A13.2650
12/31/2008  13.2656.240140
12/31/2009  6.24010.480306
12/31/2010  10.48011.518389
12/31/2011  11.5189.317405
12/31/2012  9.31711.025346
12/31/2013  11.02510.554330
12/31/2014  10.5549.780331
12/31/2015  9.7808.331327

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2009  N/A10.4616
12/31/2010  10.46111.4919
12/31/2011  11.4919.2908
12/31/2012  9.29010.9888
12/31/2013  10.98810.5136
12/31/2014  10.5139.7387
12/31/2015  9.7388.2906
2.35%
12/31/2007  N/A13.2430
12/31/2008  13.2436.223358
12/31/2009  6.22310.442661
12/31/2010  10.44211.464757
12/31/2011  11.4649.264739
12/31/2012  9.26410.952668
12/31/2013  10.95210.473585
12/31/2014  10.4739.696544
12/31/2015  9.6968.250543
2.40%
12/31/2007  N/A13.2320
12/31/2008  13.2326.215218
12/31/2009  6.21510.423654
12/31/2010  10.42311.437569
12/31/2011  11.4379.238419
12/31/2012  9.23810.915369
12/31/2013  10.91510.433340
12/31/2014  10.4339.654353
12/31/2015  9.6548.211276
2.45%
12/31/2007  N/A13.2210
12/31/2008  13.2216.207118
12/31/2009  6.20710.404137
12/31/2010  10.40411.411163
12/31/2011  11.4119.212166
12/31/2012  9.21210.879149
12/31/2013  10.87910.393112
12/31/2014  10.3939.61294
12/31/2015  9.6128.17196
2.50%
12/31/2007  N/A13.2090
12/31/2008  13.2096.198285
12/31/2009  6.19810.384456
12/31/2010  10.38411.384471
12/31/2011  11.3849.186531
12/31/2012  9.18610.843477
12/31/2013  10.84310.353439
12/31/2014  10.3539.570407
12/31/2015  9.5708.131409
2.55%
12/31/2007  N/A13.1980
12/31/2008  13.1986.19097
12/31/2009  6.19010.365226
12/31/2010  10.36511.357232
12/31/2011  11.3579.160244
12/31/2012  9.16010.806218
12/31/2013  10.80610.313205
12/31/2014  10.3139.529183
12/31/2015  9.5298.092169
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007  N/A13.1870
12/31/2008  13.1876.182110
12/31/2009  6.18210.346177
12/31/2010  10.34611.331210
12/31/2011  11.3319.134230
12/31/2012  9.13410.770190
12/31/2013  10.77010.274151
12/31/2014  10.2749.488189
12/31/2015  9.4888.053197
2.65%
12/31/2007  N/A13.1760
12/31/2008  13.1766.173140
12/31/2009  6.17310.327267
12/31/2010  10.32711.304254
12/31/2011  11.3049.108245
12/31/2012  9.10810.734224
12/31/2013  10.73410.234220
12/31/2014  10.2349.447220
12/31/2015  9.4478.014212
2.70%
12/31/2007  N/A13.1650
12/31/2008  13.1656.16542
12/31/2009  6.16510.308120
12/31/2010  10.30811.278114
12/31/2011  11.2789.08286
12/31/2012  9.08210.69981
12/31/2013  10.69910.19575
12/31/2014  10.1959.40657
12/31/2015  9.4067.97560
2.75%
12/31/2007  N/A13.1540
12/31/2008  13.1546.15743
12/31/2009  6.15710.28984
12/31/2010  10.28911.25264
12/31/2011  11.2529.05673
12/31/2012  9.05610.66363
12/31/2013  10.66310.15676
12/31/2014  10.1569.36584
12/31/2015  9.3657.93783
2.80%
12/31/2007  N/A13.1430
12/31/2008  13.1436.14949
12/31/2009  6.14910.270135
12/31/2010  10.27011.225144
12/31/2011  11.2259.030138
12/31/2012  9.03010.627127
12/31/2013  10.62710.11786
12/31/2014  10.1179.32466
12/31/2015  9.3247.89983

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2007  N/A13.1320
12/31/2008  13.1326.14016
12/31/2009  6.14010.25171
12/31/2010  10.25111.19963
12/31/2011  11.1999.00567
12/31/2012  9.00510.59260
12/31/2013  10.59210.07854
12/31/2014  10.0789.28456
12/31/2015  9.2847.86059
2.90%
12/31/2007  N/A13.1210
12/31/2008  13.1216.13242
12/31/2009  6.13210.23367
12/31/2010  10.23311.17362
12/31/2011  11.1738.97959
12/31/2012  8.97910.55758
12/31/2013  10.55710.04054
12/31/2014  10.0409.24472
12/31/2015  9.2447.82283
2.95%
12/31/2007  N/A13.1100
12/31/2008  13.1106.12422
12/31/2009  6.12410.214111
12/31/2010  10.21411.14749
12/31/2011  11.1478.95434
12/31/2012  8.95410.52134
12/31/2013  10.52110.00135
12/31/2014  10.0019.20439
12/31/2015  9.2047.78530
3.00%
12/31/2008  N/A6.1164
12/31/2009  6.11610.1964
12/31/2010  10.19611.1227
12/31/2011  11.1228.9290
12/31/2012  8.92910.4872
12/31/2013  10.4879.9645
12/31/2014  9.9649.16515
12/31/2015  9.1657.74819
3.05%
12/31/2009  N/A10.1777
12/31/2010  10.17711.0950
12/31/2011  11.0958.9030
12/31/2012  8.90310.4520
12/31/2013  10.4529.92511
12/31/2014  9.9259.12430
12/31/2015  9.1247.71039
3.10%
12/31/2009  N/A10.1584
12/31/2010  10.15811.0693
12/31/2011  11.0698.8780
12/31/2012  8.87810.4170
12/31/2013  10.4179.8870
12/31/2014  9.8879.0850
12/31/2015  9.0857.6730
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2009  N/A10.1392
12/31/2010  10.13911.0430
12/31/2011  11.0438.8530
12/31/2012  8.85310.3820
12/31/2013  10.3829.8493
12/31/2014  9.8499.04611
12/31/2015  9.0467.63619
3.20%
12/31/2013  N/A10.6601
12/31/2014  10.6609.7852
12/31/2015  9.7858.2562
3.25%
12/31/2013  N/A10.6191
12/31/2014  10.6199.7431
12/31/2015  9.7438.2161
3.30%
12/31/2013  N/A9.7370
12/31/2014  9.7378.9295
12/31/2015  8.9297.5266
3.35%
12/31/2013  N/A10.5380
12/31/2014  10.5389.6590
12/31/2015  9.6598.1370
3.40%
12/31/2013  N/A10.4970
12/31/2014  10.4979.6170
12/31/2015  9.6178.0980
AZL Small Cap Stock Index Fund
1.65%
12/31/2007  N/A9.31460
12/31/2008  9.3146.32676
12/31/2009  6.3267.76830
12/31/2010  7.7689.58971
12/31/2011  9.5899.460239
12/31/2012  9.46010.776533
12/31/2013  10.77614.905397
12/31/2014  14.90515.428305
12/31/2015  15.42814.797196
1.70%
12/31/2007  N/A9.310101
12/31/2008  9.3106.321128
12/31/2009  6.3217.75874
12/31/2010  7.7589.571147
12/31/2011  9.5719.438273
12/31/2012  9.43810.746353
12/31/2013  10.74614.855294
12/31/2014  14.85515.369274
12/31/2015  15.36914.733225
1.75%
12/31/2009  N/A7.7480
12/31/2010  7.7489.55416
12/31/2011  9.5549.41628
12/31/2012  9.41610.71529
12/31/2013  10.71514.80615
12/31/2014  14.80615.31026
12/31/2015  15.31014.66926

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2008  N/A6.310155
12/31/2009  6.3107.737314
12/31/2010  7.7379.536310
12/31/2011  9.5369.394282
12/31/2012  9.39410.685248
12/31/2013  10.68514.756232
12/31/2014  14.75615.252152
12/31/2015  15.25214.606132
1.95%
12/31/2007  N/A9.29511
12/31/2008  9.2956.29413
12/31/2009  6.2947.706121
12/31/2010  7.7069.484149
12/31/2011  9.4849.329181
12/31/2012  9.32910.594204
12/31/2013  10.59414.609177
12/31/2014  14.60915.077175
12/31/2015  15.07714.417129
2.05%
12/31/2008  N/A6.28433
12/31/2009  6.2847.686101
12/31/2010  7.6869.449105
12/31/2011  9.4499.285112
12/31/2012  9.28510.534121
12/31/2013  10.53414.512105
12/31/2014  14.51214.96275
12/31/2015  14.96214.29356
2.10%
12/31/2007  N/A9.2850
12/31/2008  9.2856.279129
12/31/2009  6.2797.676470
12/31/2010  7.6769.432491
12/31/2011  9.4329.263484
12/31/2012  9.26310.504495
12/31/2013  10.50414.464451
12/31/2014  14.46414.904294
12/31/2015  14.90414.231353
2.15%
12/31/2008  N/A6.2733
12/31/2009  6.2737.66516
12/31/2010  7.6659.41512
12/31/2011  9.4159.24212
12/31/2012  9.24210.4749
12/31/2013  10.47414.4169
12/31/2014  14.41614.8474
12/31/2015  14.84714.1694
2.20%
12/31/2007  N/A9.2790
12/31/2008  9.2796.268139
12/31/2009  6.2687.655272
12/31/2010  7.6559.397287
12/31/2011  9.3979.220256
12/31/2012  9.22010.445275
12/31/2013  10.44514.367295
12/31/2014  14.36714.790316
12/31/2015  14.79014.108291
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2007  N/A9.2760
12/31/2008  9.2766.26387
12/31/2009  6.2637.645187
12/31/2010  7.6459.380184
12/31/2011  9.3809.199191
12/31/2012  9.19910.415181
12/31/2013  10.41514.320195
12/31/2014  14.32014.734178
12/31/2015  14.73414.047146
2.30%
12/31/2009  N/A7.6353
12/31/2010  7.6359.3630
12/31/2011  9.3639.1770
12/31/2012  9.17710.3860
12/31/2013  10.38614.2720
12/31/2014  14.27214.6770
12/31/2015  14.67713.9860
2.35%
12/31/2007  N/A9.2700
12/31/2008  9.2706.252187
12/31/2009  6.2527.624318
12/31/2010  7.6249.346286
12/31/2011  9.3469.156266
12/31/2012  9.15610.356270
12/31/2013  10.35614.224360
12/31/2014  14.22414.621342
12/31/2015  14.62113.925285
2.40%
12/31/2007  N/A9.2670
12/31/2008  9.2676.24784
12/31/2009  6.2477.614239
12/31/2010  7.6149.328216
12/31/2011  9.3289.134224
12/31/2012  9.13410.327202
12/31/2013  10.32714.177225
12/31/2014  14.17714.565152
12/31/2015  14.56513.865159
2.45%
12/31/2007  N/A9.2640
12/31/2008  9.2646.24257
12/31/2009  6.2427.604103
12/31/2010  7.6049.311107
12/31/2011  9.3119.11391
12/31/2012  9.11310.29879
12/31/2013  10.29814.13076
12/31/2014  14.13014.50952
12/31/2015  14.50913.80545
2.50%
12/31/2007  N/A9.2610
12/31/2008  9.2616.23798
12/31/2009  6.2377.594205
12/31/2010  7.5949.294191
12/31/2011  9.2949.092181
12/31/2012  9.09210.268188
12/31/2013  10.26814.083237
12/31/2014  14.08314.454218
12/31/2015  14.45413.745178

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2007  N/A9.2570
12/31/2008  9.2576.23222
12/31/2009  6.2327.58487
12/31/2010  7.5849.27788
12/31/2011  9.2779.07184
12/31/2012  9.07110.23985
12/31/2013  10.23914.03692
12/31/2014  14.03614.39875
12/31/2015  14.39813.68653
2.60%
12/31/2007  N/A9.2540
12/31/2008  9.2546.22675
12/31/2009  6.2267.574132
12/31/2010  7.5749.260147
12/31/2011  9.2609.050140
12/31/2012  9.05010.210130
12/31/2013  10.21013.989131
12/31/2014  13.98914.343150
12/31/2015  14.34313.626134
2.65%
12/31/2007  N/A9.2510
12/31/2008  9.2516.22158
12/31/2009  6.2217.563143
12/31/2010  7.5639.243119
12/31/2011  9.2439.028111
12/31/2012  9.02810.181104
12/31/2013  10.18113.942134
12/31/2014  13.94214.288138
12/31/2015  14.28813.567149
2.70%
12/31/2007  N/A9.2480
12/31/2008  9.2486.21615
12/31/2009  6.2167.55367
12/31/2010  7.5539.22642
12/31/2011  9.2269.00737
12/31/2012  9.00710.15225
12/31/2013  10.15213.89645
12/31/2014  13.89614.23324
12/31/2015  14.23313.50938
2.75%
12/31/2007  N/A9.2450
12/31/2008  9.2456.21123
12/31/2009  6.2117.54353
12/31/2010  7.5439.20926
12/31/2011  9.2098.98628
12/31/2012  8.98610.12420
12/31/2013  10.12413.84958
12/31/2014  13.84914.17963
12/31/2015  14.17913.45061
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
12/31/2007  N/A9.2420
12/31/2008  9.2426.2067
12/31/2009  6.2067.53352
12/31/2010  7.5339.19260
12/31/2011  9.1928.96553
12/31/2012  8.96510.09559
12/31/2013  10.09513.80372
12/31/2014  13.80314.12533
12/31/2015  14.12513.39251
2.85%
12/31/2007  N/A9.2390
12/31/2008  9.2396.2001
12/31/2009  6.2007.5237
12/31/2010  7.5239.1754
12/31/2011  9.1758.9444
12/31/2012  8.94410.0664
12/31/2013  10.06613.75730
12/31/2014  13.75714.07020
12/31/2015  14.07013.33417
2.90%
12/31/2007  N/A9.2360
12/31/2008  9.2366.19512
12/31/2009  6.1957.51335
12/31/2010  7.5139.15924
12/31/2011  9.1598.92425
12/31/2012  8.92410.03825
12/31/2013  10.03813.71144
12/31/2014  13.71114.01747
12/31/2015  14.01713.27647
2.95%
12/31/2007  N/A9.2330
12/31/2008  9.2336.1903
12/31/2009  6.1907.50389
12/31/2010  7.5039.1425
12/31/2011  9.1428.9035
12/31/2012  8.90310.0095
12/31/2013  10.00913.66610
12/31/2014  13.66613.96316
12/31/2015  13.96313.21914
3.00%
12/31/2008  N/A6.1851
12/31/2009  6.1857.4931
12/31/2010  7.4939.1250
12/31/2011  9.1258.8820
12/31/2012  8.8829.9812
12/31/2013  9.98113.6209
12/31/2014  13.62013.90915
12/31/2015  13.90913.16215
3.05%
12/31/2009  N/A7.4833
12/31/2010  7.4839.1080
12/31/2011  9.1088.8610
12/31/2012  8.8619.9530
12/31/2013  9.95313.5752
12/31/2014  13.57513.85625
12/31/2015  13.85613.10525

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
12/31/2009  N/A7.4731
12/31/2010  7.4739.0920
12/31/2011  9.0928.8410
12/31/2012  8.8419.9250
12/31/2013  9.92513.5290
12/31/2014  13.52913.8031
12/31/2015  13.80313.0481
3.15%
12/31/2009  N/A7.4630
12/31/2010  7.4639.0750
12/31/2011  9.0758.8200
12/31/2012  8.8209.8960
12/31/2013  9.89613.4840
12/31/2014  13.48413.75014
12/31/2015  13.75012.9915
3.20%
12/31/2013  N/A14.1950
12/31/2014  14.19514.4671
12/31/2015  14.46713.6621
3.25%
12/31/2013  N/A14.1480
12/31/2014  14.14814.4120
12/31/2015  14.41213.6030
3.30%
12/31/2013  N/A13.3500
12/31/2014  13.35013.5931
12/31/2015  13.59312.8231
3.35%
12/31/2013  N/A14.0530
12/31/2014  14.05314.3010
12/31/2015  14.30113.4850
3.40%
12/31/2013  N/A14.0060
12/31/2014  14.00614.2470
12/31/2015  14.24713.4270
AZL T. Rowe Price Capital Appreciation Fund
1.65%
12/31/2007  N/A13.347133
12/31/2008  13.3477.811212
12/31/2009  7.81110.12981
12/31/2010  10.12911.163238
12/31/2011  11.16310.520449
12/31/2012  10.52011.622511
12/31/2013  11.62214.855453
12/31/2014  14.85516.332434
12/31/2015  16.33216.878434
1.70%
12/31/2007  N/A13.306189
12/31/2008  13.3067.783419
12/31/2009  7.78310.088169
12/31/2010  10.08811.112370
12/31/2011  11.11210.467531
12/31/2012  10.46711.557688
12/31/2013  11.55714.765708
12/31/2014  14.76516.225699
12/31/2015  16.22516.759679
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2009  N/A10.0391
12/31/2010  10.03911.0538
12/31/2011  11.05310.40532
12/31/2012  10.40511.48431
12/31/2013  11.48414.66350
12/31/2014  14.66316.10595
12/31/2015  16.10516.62893
1.80%
12/31/2008  N/A7.728313
12/31/2009  7.72810.006610
12/31/2010  10.00611.011579
12/31/2011  11.01110.361544
12/31/2012  10.36111.429534
12/31/2013  11.42914.586446
12/31/2014  14.58616.013423
12/31/2015  16.01316.524405
1.95%
12/31/2007  N/A13.10339
12/31/2008  13.1037.64571
12/31/2009  7.6459.884596
12/31/2010  9.88410.860775
12/31/2011  10.86010.204833
12/31/2012  10.20411.239870
12/31/2013  11.23914.322785
12/31/2014  14.32215.699722
12/31/2015  15.69916.176554
2.05%
12/31/2008  N/A7.59165
12/31/2009  7.5919.804155
12/31/2010  9.80410.762190
12/31/2011  10.76210.101217
12/31/2012  10.10111.114198
12/31/2013  11.11414.149165
12/31/2014  14.14915.494142
12/31/2015  15.49415.949207
2.10%
12/31/2007  N/A12.9820
12/31/2008  12.9827.563340
12/31/2009  7.5639.763557
12/31/2010  9.76310.712570
12/31/2011  10.71210.050514
12/31/2012  10.05011.052520
12/31/2013  11.05214.063466
12/31/2014  14.06315.392430
12/31/2015  15.39215.836493
2.15%
12/31/2008  N/A7.5367
12/31/2009  7.5369.72413
12/31/2010  9.72410.66415
12/31/2011  10.6649.99915
12/31/2012  9.99910.99114
12/31/2013  10.99113.9789
12/31/2014  13.97815.2928
12/31/2015  15.29215.7257

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2007  N/A12.9020
12/31/2008  12.9027.509481
12/31/2009  7.5099.684691
12/31/2010  9.68410.614701
12/31/2011  10.6149.948678
12/31/2012  9.94810.929668
12/31/2013  10.92913.893585
12/31/2014  13.89315.191597
12/31/2015  15.19115.613763
2.25%
12/31/2007  N/A12.8630
12/31/2008  12.8637.482164
12/31/2009  7.4829.644474
12/31/2010  9.64410.566503
12/31/2011  10.5669.898490
12/31/2012  9.89810.868495
12/31/2013  10.86813.809393
12/31/2014  13.80915.091375
12/31/2015  15.09115.503520
2.30%
12/31/2009  N/A9.60510
12/31/2010  9.60510.5179
12/31/2011  10.5179.8479
12/31/2012  9.84710.8085
12/31/2013  10.80813.7253
12/31/2014  13.72514.9927
12/31/2015  14.99215.3933
2.35%
12/31/2007  N/A12.7840
12/31/2008  12.7847.429650
12/31/2009  7.4299.5661020
12/31/2010  9.56610.4691046
12/31/2011  10.4699.797934
12/31/2012  9.79710.748868
12/31/2013  10.74813.642767
12/31/2014  13.64214.894786
12/31/2015  14.89415.2841117
2.40%
12/31/2007  N/A12.7440
12/31/2008  12.7447.402189
12/31/2009  7.4029.527296
12/31/2010  9.52710.421312
12/31/2011  10.4219.748301
12/31/2012  9.74810.688328
12/31/2013  10.68813.559283
12/31/2014  13.55914.796294
12/31/2015  14.79615.177440
2.45%
12/31/2007  N/A12.7050
12/31/2008  12.7057.376264
12/31/2009  7.3769.488322
12/31/2010  9.48810.374314
12/31/2011  10.3749.698283
12/31/2012  9.69810.628250
12/31/2013  10.62813.477208
12/31/2014  13.47714.699225
12/31/2015  14.69915.069265
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
12/31/2007  N/A12.6660
12/31/2008  12.6667.349371
12/31/2009  7.3499.450652
12/31/2010  9.45010.326637
12/31/2011  10.3269.649626
12/31/2012  9.64910.569577
12/31/2013  10.56913.395541
12/31/2014  13.39514.602581
12/31/2015  14.60214.963827
2.55%
12/31/2007  N/A12.6270
12/31/2008  12.6277.323101
12/31/2009  7.3239.411368
12/31/2010  9.41110.279316
12/31/2011  10.2799.600316
12/31/2012  9.60010.510299
12/31/2013  10.51013.314283
12/31/2014  13.31414.506262
12/31/2015  14.50614.857260
2.60%
12/31/2007  N/A12.5880
12/31/2008  12.5887.297234
12/31/2009  7.2979.373335
12/31/2010  9.37310.232307
12/31/2011  10.2329.552283
12/31/2012  9.55210.452270
12/31/2013  10.45213.233233
12/31/2014  13.23314.411298
12/31/2015  14.41114.752596
2.65%
12/31/2007  N/A12.5490
12/31/2008  12.5497.271220
12/31/2009  7.2719.334362
12/31/2010  9.33410.185345
12/31/2011  10.1859.503328
12/31/2012  9.50310.394315
12/31/2013  10.39413.152301
12/31/2014  13.15214.316347
12/31/2015  14.31614.648507
2.70%
12/31/2007  N/A12.5110
12/31/2008  12.5117.24522
12/31/2009  7.2459.29652
12/31/2010  9.29610.13980
12/31/2011  10.1399.45570
12/31/2012  9.45510.33657
12/31/2013  10.33613.07360
12/31/2014  13.07314.22361
12/31/2015  14.22314.54594

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.75%
12/31/2007  N/A12.4720
12/31/2008  12.4727.21966
12/31/2009  7.2199.259132
12/31/2010  9.25910.092107
12/31/2011  10.0929.40786
12/31/2012  9.40710.27873
12/31/2013  10.27812.993115
12/31/2014  12.99314.129158
12/31/2015  14.12914.442280
2.80%
12/31/2007  N/A12.4340
12/31/2008  12.4347.19377
12/31/2009  7.1939.221125
12/31/2010  9.22110.046130
12/31/2011  10.0469.359126
12/31/2012  9.35910.221109
12/31/2013  10.22112.915107
12/31/2014  12.91514.036141
12/31/2015  14.03614.340243
2.85%
12/31/2007  N/A12.3950
12/31/2008  12.3957.16722
12/31/2009  7.1679.18340
12/31/2010  9.18310.00042
12/31/2011  10.0009.31229
12/31/2012  9.31210.16425
12/31/2013  10.16412.83625
12/31/2014  12.83613.94434
12/31/2015  13.94414.23942
2.90%
12/31/2007  N/A12.3570
12/31/2008  12.3577.14268
12/31/2009  7.1429.146101
12/31/2010  9.1469.95493
12/31/2011  9.9549.26594
12/31/2012  9.26510.10793
12/31/2013  10.10712.75874
12/31/2014  12.75813.85388
12/31/2015  13.85314.138298
2.95%
12/31/2007  N/A12.3190
12/31/2008  12.3197.11629
12/31/2009  7.1169.10849
12/31/2010  9.1089.90940
12/31/2011  9.9099.21838
12/31/2012  9.21810.05126
12/31/2013  10.05112.68130
12/31/2014  12.68113.76232
12/31/2015  13.76214.03942
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
12/31/2008  N/A7.0910
12/31/2009  7.0919.0723
12/31/2010  9.0729.8640
12/31/2011  9.8649.1720
12/31/2012  9.1729.9960
12/31/2013  9.99612.6059
12/31/2014  12.60513.67321
12/31/2015  13.67313.94124
3.05%
12/31/2009  N/A9.0351
12/31/2010  9.0359.8190
12/31/2011  9.8199.1250
12/31/2012  9.1259.9400
12/31/2013  9.94012.52819
12/31/2014  12.52813.58261
12/31/2015  13.58213.841139
3.10%
12/31/2009  N/A8.9983
12/31/2010  8.9989.7740
12/31/2011  9.7749.0780
12/31/2012  9.0789.8840
12/31/2013  9.88412.4520
12/31/2014  12.45213.4933
12/31/2015  13.49313.7444
3.15%
12/31/2009  N/A8.9612
12/31/2010  8.9619.7290
12/31/2011  9.7299.0320
12/31/2012  9.0329.8290
12/31/2013  9.82912.3767
12/31/2014  12.37613.40420
12/31/2015  13.40413.64777
3.20%
12/31/2013  N/A13.4311
12/31/2014  13.43114.5406
12/31/2015  14.54014.79539
3.25%
12/31/2013  N/A13.3490
12/31/2014  13.34914.4440
12/31/2015  14.44414.6900
3.30%
12/31/2013  N/A12.1531
12/31/2014  12.15313.1438
12/31/2015  13.14313.3619
3.35%
12/31/2013  N/A13.1880
12/31/2014  13.18814.2550
12/31/2015  14.25514.4832
3.40%
12/31/2013  N/A13.1080
12/31/2014  13.10814.1610
12/31/2015  14.16114.3810

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
BlackRock Global Allocation V.I. Fund
1.65%
12/31/2008  N/A7.906123
12/31/2009  7.9069.4031740
12/31/2010  9.40310.15212264
12/31/2011  10.1529.62324279
12/31/2012  9.62310.40826127
12/31/2013  10.40811.71424262
12/31/2014  11.71411.74521710
12/31/2015  11.74511.43717965
1.70%
12/31/2008  N/A7.903337
12/31/2009  7.9039.3961656
12/31/2010  9.39610.13910583
12/31/2011  10.1399.60518302
12/31/2012  9.60510.38419622
12/31/2013  10.38411.68018535
12/31/2014  11.68011.70516738
12/31/2015  11.70511.39315307
1.75%
12/31/2009  N/A9.38864
12/31/2010  9.38810.125811
12/31/2011  10.1259.5882830
12/31/2012  9.58810.3602440
12/31/2013  10.36011.6471968
12/31/2014  11.64711.6661895
12/31/2015  11.66611.3491467
1.80%
12/31/2008  N/A7.898681
12/31/2009  7.8989.3802077
12/31/2010  9.38010.1122389
12/31/2011  10.1129.5702320
12/31/2012  9.57010.3352270
12/31/2013  10.33511.6141912
12/31/2014  11.61411.6281695
12/31/2015  11.62811.3061332
1.95%
12/31/2008  N/A7.89034
12/31/2009  7.8909.3561818
12/31/2010  9.35610.0714912
12/31/2011  10.0719.5187554
12/31/2012  9.51810.2637942
12/31/2013  10.26311.5167484
12/31/2014  11.51611.5126371
12/31/2015  11.51211.1765322
2.05%
12/31/2008  N/A7.885920
12/31/2009  7.8859.3411768
12/31/2010  9.34110.0441908
12/31/2011  10.0449.4831797
12/31/2012  9.48310.2151779
12/31/2013  10.21511.4511294
12/31/2014  11.45111.4351091
12/31/2015  11.43511.091867
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
12/31/2008  N/A7.882800
12/31/2009  7.8829.3331699
12/31/2010  9.33310.0312090
12/31/2011  10.0319.4652327
12/31/2012  9.46510.1912499
12/31/2013  10.19111.4182305
12/31/2014  11.41811.3972040
12/31/2015  11.39711.0481201
2.15%
12/31/2008  N/A7.88053
12/31/2009  7.8809.32568
12/31/2010  9.32510.01874
12/31/2011  10.0189.44858
12/31/2012  9.44810.16860
12/31/2013  10.16811.38653
12/31/2014  11.38611.35952
12/31/2015  11.35911.00645
2.20%
12/31/2008  N/A7.8771133
12/31/2009  7.8779.3172993
12/31/2010  9.31710.0043212
12/31/2011  10.0049.4313080
12/31/2012  9.43110.1443028
12/31/2013  10.14411.3542872
12/31/2014  11.35411.3212614
12/31/2015  11.32110.9642408
2.25%
12/31/2008  N/A7.874411
12/31/2009  7.8749.3101347
12/31/2010  9.3109.9911425
12/31/2011  9.9919.4141681
12/31/2012  9.41410.1201677
12/31/2013  10.12011.3211465
12/31/2014  11.32111.2831281
12/31/2015  11.28310.9221310
2.30%
12/31/2009  N/A9.30242
12/31/2010  9.3029.97848
12/31/2011  9.9789.39641
12/31/2012  9.39610.0978
12/31/2013  10.09711.2897
12/31/2014  11.28911.2466
12/31/2015  11.24610.8806
2.35%
12/31/2008  N/A7.8691572
12/31/2009  7.8699.2947831
12/31/2010  9.2949.9648298
12/31/2011  9.9649.3798696
12/31/2012  9.37910.0738412
12/31/2013  10.07311.2577798
12/31/2014  11.25711.2086938
12/31/2015  11.20810.8386263

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
12/31/2008  N/A7.866234
12/31/2009  7.8669.286809
12/31/2010  9.2869.9511028
12/31/2011  9.9519.362766
12/31/2012  9.36210.049925
12/31/2013  10.04911.225738
12/31/2014  11.22511.171689
12/31/2015  11.17110.797600
2.45%
12/31/2008  N/A7.864924
12/31/2009  7.8649.2781416
12/31/2010  9.2789.9381515
12/31/2011  9.9389.3451520
12/31/2012  9.34510.0261494
12/31/2013  10.02611.1941428
12/31/2014  11.19411.1341231
12/31/2015  11.13410.7561105
2.50%
12/31/2008  N/A7.861779
12/31/2009  7.8619.2716283
12/31/2010  9.2719.9247202
12/31/2011  9.9249.3287321
12/31/2012  9.32810.0037083
12/31/2013  10.00311.1626585
12/31/2014  11.16211.0975635
12/31/2015  11.09710.7144969
2.55%
12/31/2008  N/A7.858164
12/31/2009  7.8589.263514
12/31/2010  9.2639.911514
12/31/2011  9.9119.310617
12/31/2012  9.3109.979582
12/31/2013  9.97911.130549
12/31/2014  11.13011.060515
12/31/2015  11.06010.673466
2.60%
12/31/2008  N/A7.856892
12/31/2009  7.8569.2554588
12/31/2010  9.2559.8984770
12/31/2011  9.8989.2934749
12/31/2012  9.2939.9564554
12/31/2013  9.95611.0994154
12/31/2014  11.09911.0234099
12/31/2015  11.02310.6333776
2.65%
12/31/2008  N/A7.853488
12/31/2009  7.8539.2482606
12/31/2010  9.2489.8852959
12/31/2011  9.8859.2763022
12/31/2012  9.2769.9333120
12/31/2013  9.93311.0672846
12/31/2014  11.06710.9862483
12/31/2015  10.98610.5922169
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
12/31/2008  N/A7.851122
12/31/2009  7.8519.240233
12/31/2010  9.2409.871269
12/31/2011  9.8719.259318
12/31/2012  9.2599.910280
12/31/2013  9.91011.036283
12/31/2014  11.03610.950272
12/31/2015  10.95010.551243
2.75%
12/31/2008  N/A7.848173
12/31/2009  7.8489.2322924
12/31/2010  9.2329.8583216
12/31/2011  9.8589.2422948
12/31/2012  9.2429.8862848
12/31/2013  9.88611.0052778
12/31/2014  11.00510.9132813
12/31/2015  10.91310.5112500
2.80%
12/31/2008  N/A7.845169
12/31/2009  7.8459.2241646
12/31/2010  9.2249.8451798
12/31/2011  9.8459.2251833
12/31/2012  9.2259.8631840
12/31/2013  9.86310.9741706
12/31/2014  10.97410.8771510
12/31/2015  10.87710.4711345
2.85%
12/31/2008  N/A7.84358
12/31/2009  7.8439.217213
12/31/2010  9.2179.832215
12/31/2011  9.8329.209196
12/31/2012  9.2099.840198
12/31/2013  9.84010.942215
12/31/2014  10.94210.840220
12/31/2015  10.84010.430198
2.90%
12/31/2008  N/A7.84076
12/31/2009  7.8409.209909
12/31/2010  9.2099.8191127
12/31/2011  9.8199.1921095
12/31/2012  9.1929.8171133
12/31/2013  9.81710.9111297
12/31/2014  10.91110.8041200
12/31/2015  10.80410.3901031
2.95%
12/31/2008  N/A7.83752
12/31/2009  7.8379.201459
12/31/2010  9.2019.806515
12/31/2011  9.8069.175475
12/31/2012  9.1759.794451
12/31/2013  9.79410.881388
12/31/2014  10.88110.768383
12/31/2015  10.76810.351375

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
12/31/2008  N/A7.83566
12/31/2009  7.8359.19443
12/31/2010  9.1949.79384
12/31/2011  9.7939.15866
12/31/2012  9.1589.77237
12/31/2013  9.77210.85041
12/31/2014  10.85010.732161
12/31/2015  10.73210.31198
3.05%
12/31/2009  N/A9.186731
12/31/2010  9.1869.780802
12/31/2011  9.7809.141739
12/31/2012  9.1419.749735
12/31/2013  9.74910.819675
12/31/2014  10.81910.697683
12/31/2015  10.69710.272591
3.10%
12/31/2009  N/A9.178115
12/31/2010  9.1789.767156
12/31/2011  9.7679.124129
12/31/2012  9.1249.726134
12/31/2013  9.72610.788138
12/31/2014  10.78810.661128
12/31/2015  10.66110.232125
3.15%
12/31/2009  N/A9.17112
12/31/2010  9.1719.75318
12/31/2011  9.7539.10825
12/31/2012  9.1089.70318
12/31/2013  9.70310.75840
12/31/2014  10.75810.62676
12/31/2015  10.62610.193102
3.20%
12/31/2013  N/A25.8350
12/31/2014  25.83525.5053
12/31/2015  25.50524.4545
3.25%
12/31/2013  N/A25.5540
12/31/2014  25.55425.2150
12/31/2015  25.21524.1640
3.30%
12/31/2013  N/A10.6670
12/31/2014  10.66710.52018
12/31/2015  10.52010.07627
3.35%
12/31/2013  N/A25.0010
12/31/2014  25.00124.6456
12/31/2015  24.64523.5945
3.40%
12/31/2013  N/A24.7290
12/31/2014  24.72924.3640
12/31/2015  24.36423.3140

Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Davis VA Financial Portfolio
1.65%
12/31/2007  N/A15.5229
12/31/2008  15.5228.18918
12/31/2009  8.18911.37213
12/31/2010  11.37212.4273
12/31/2011  12.42711.2513
12/31/2012  11.25113.1502
12/31/2013  13.15016.9781
12/31/2014  16.97818.8460
12/31/2015  18.84618.9090
1.70%
12/31/2007  N/A15.46048
12/31/2008  15.4608.15272
12/31/2009  8.15211.31531
12/31/2010  11.31512.35929
12/31/2011  12.35911.18525
12/31/2012  11.18513.06522
12/31/2013  13.06516.86018
12/31/2014  16.86018.70617
12/31/2015  18.70618.75917
1.75%
12/31/2009  N/A11.2500
12/31/2010  11.25012.2820
12/31/2011  12.28211.1090
12/31/2012  11.10912.9710
12/31/2013  12.97116.7300
12/31/2014  16.73018.5520
12/31/2015  18.55218.5960
1.80%
12/31/2008  N/A8.08053
12/31/2009  8.08011.204123
12/31/2010  11.20412.22589
12/31/2011  12.22511.05274
12/31/2012  11.05212.89762
12/31/2013  12.89716.62752
12/31/2014  16.62718.42931
12/31/2015  18.42918.46327
1.95%
12/31/2007  N/A15.15722
12/31/2008  15.1577.97229
12/31/2009  7.97211.03869
12/31/2010  11.03812.02661
12/31/2011  12.02610.85654
12/31/2012  10.85612.65049
12/31/2013  12.65016.28338
12/31/2014  16.28318.02131
12/31/2015  18.02118.02720
2.05%
12/31/2008  N/A7.90221
12/31/2009  7.90210.92928
12/31/2010  10.92911.89622
12/31/2011  11.89610.72717
12/31/2012  10.72712.48714
12/31/2013  12.48716.05811
12/31/2014  16.05817.7546
12/31/2015  17.75417.7426

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
12/31/2007  N/A14.9780
12/31/2008  14.9787.86692
12/31/2009  7.86610.875184
12/31/2010  10.87511.831188
12/31/2011  11.83110.664115
12/31/2012  10.66412.40799
12/31/2013  12.40715.94784
12/31/2014  15.94717.62259
12/31/2015  17.62217.60157
2.15%
12/31/2008  N/A7.8310
12/31/2009  7.83110.82110
12/31/2010  10.82111.7671
12/31/2011  11.76710.6000
12/31/2012  10.60012.3270
12/31/2013  12.32715.8360
12/31/2014  15.83617.4900
12/31/2015  17.49017.4620
2.20%
12/31/2007  N/A14.8600
12/31/2008  14.8607.797103
12/31/2009  7.79710.768189
12/31/2010  10.76811.702183
12/31/2011  11.70210.537172
12/31/2012  10.53712.247161
12/31/2013  12.24715.726139
12/31/2014  15.72617.360117
12/31/2015  17.36017.323105
2.25%
12/31/2007  N/A14.8010
12/31/2008  14.8017.76235
12/31/2009  7.76210.71485
12/31/2010  10.71411.63981
12/31/2011  11.63910.47570
12/31/2012  10.47512.16863
12/31/2013  12.16815.61751
12/31/2014  15.61717.23141
12/31/2015  17.23117.18633
2.30%
12/31/2009  N/A10.6611
12/31/2010  10.66111.5751
12/31/2011  11.57510.4120
12/31/2012  10.41212.0900
12/31/2013  12.09015.5090
12/31/2014  15.50917.1030
12/31/2015  17.10317.0490
2.35%
12/31/2007  N/A14.6840
12/31/2008  14.6847.693143
12/31/2009  7.69310.608210
12/31/2010  10.60811.512209
12/31/2011  11.51210.351199
12/31/2012  10.35112.012185
12/31/2013  12.01215.401158
12/31/2014  15.40116.976129
12/31/2015  16.97616.914105
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
12/31/2007  N/A14.6260
12/31/2008  14.6267.65977
12/31/2009  7.65910.55694
12/31/2010  10.55611.44986
12/31/2011  11.44910.28982
12/31/2012  10.28911.93574
12/31/2013  11.93515.29466
12/31/2014  15.29416.85056
12/31/2015  16.85016.78052
2.45%
12/31/2007  N/A14.5690
12/31/2008  14.5697.62433
12/31/2009  7.62410.50459
12/31/2010  10.50411.38772
12/31/2011  11.38710.22866
12/31/2012  10.22811.85855
12/31/2013  11.85815.18841
12/31/2014  15.18816.72433
12/31/2015  16.72416.64729
2.50%
12/31/2007  N/A14.5110
12/31/2008  14.5117.59185
12/31/2009  7.59110.452118
12/31/2010  10.45211.325111
12/31/2011  11.32510.167112
12/31/2012  10.16711.781112
12/31/2013  11.78115.08397
12/31/2014  15.08316.60078
12/31/2015  16.60016.51570
2.55%
12/31/2007  N/A14.4540
12/31/2008  14.4547.55751
12/31/2009  7.55710.40082
12/31/2010  10.40011.26379
12/31/2011  11.26310.10773
12/31/2012  10.10711.70668
12/31/2013  11.70614.97859
12/31/2014  14.97816.47740
12/31/2015  16.47716.38435
2.60%
12/31/2007  N/A14.3960
12/31/2008  14.3967.52339
12/31/2009  7.52310.34951
12/31/2010  10.34911.20246
12/31/2011  11.20210.04737
12/31/2012  10.04711.63031
12/31/2013  11.63014.87429
12/31/2014  14.87416.35426
12/31/2015  16.35416.25420

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2007  N/A14.3400
12/31/2008  14.3407.49063
12/31/2009  7.49010.29773
12/31/2010  10.29711.14198
12/31/2011  11.1419.98793
12/31/2012  9.98711.55586
12/31/2013  11.55514.77180
12/31/2014  14.77116.23369
12/31/2015  16.23316.12564
2.70%
12/31/2007  N/A14.2830
12/31/2008  14.2837.45617
12/31/2009  7.45610.24623
12/31/2010  10.24611.08011
12/31/2011  11.0809.92813
12/31/2012  9.92811.48123
12/31/2013  11.48114.66827
12/31/2014  14.66816.11228
12/31/2015  16.11215.99718
2.75%
12/31/2007  N/A14.2260
12/31/2008  14.2267.42316
12/31/2009  7.42310.19618
12/31/2010  10.19611.02014
12/31/2011  11.0209.8698
12/31/2012  9.86911.4076
12/31/2013  11.40714.5678
12/31/2014  14.56715.99213
12/31/2015  15.99215.87011
2.80%
12/31/2007  N/A14.1700
12/31/2008  14.1707.39029
12/31/2009  7.39010.14521
12/31/2010  10.14510.96010
12/31/2011  10.9609.81010
12/31/2012  9.81011.33321
12/31/2013  11.33314.46536
12/31/2014  14.46515.87325
12/31/2015  15.87315.74412
2.85%
12/31/2007  N/A14.1140
12/31/2008  14.1147.3574
12/31/2009  7.35710.09513
12/31/2010  10.09510.90015
12/31/2011  10.9009.75212
12/31/2012  9.75211.26012
12/31/2013  11.26014.36513
12/31/2014  14.36515.75517
12/31/2015  15.75515.61912
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
12/31/2007  N/A14.0580
12/31/2008  14.0587.32410
12/31/2009  7.32410.04517
12/31/2010  10.04510.84115
12/31/2011  10.8419.6946
12/31/2012  9.69411.1886
12/31/2013  11.18814.2657
12/31/2014  14.26515.63817
12/31/2015  15.63815.49519
2.95%
12/31/2007  N/A14.0030
12/31/2008  14.0037.2922
12/31/2009  7.2929.9956
12/31/2010  9.99510.7824
12/31/2011  10.7829.6365
12/31/2012  9.63611.1168
12/31/2013  11.11614.16615
12/31/2014  14.16615.5229
12/31/2015  15.52215.37310
3.00%
12/31/2008  N/A7.2590
12/31/2009  7.2599.9460
12/31/2010  9.94610.7230
12/31/2011  10.7239.5790
12/31/2012  9.57911.0440
12/31/2013  11.04414.0680
12/31/2014  14.06815.4060
12/31/2015  15.40615.2511
3.05%
12/31/2009  N/A9.8966
12/31/2010  9.89610.6650
12/31/2011  10.6659.5220
12/31/2012  9.52210.9730
12/31/2013  10.97313.9706
12/31/2014  13.97015.29214
12/31/2015  15.29215.13014
3.10%
12/31/2009  N/A9.8470
12/31/2010  9.84710.6070
12/31/2011  10.6079.4650
12/31/2012  9.46510.9020
12/31/2013  10.90213.8730
12/31/2014  13.87315.1780
12/31/2015  15.17815.0100
3.15%
12/31/2009  N/A9.7990
12/31/2010  9.79910.5490
12/31/2011  10.5499.4090
12/31/2012  9.40910.8320
12/31/2013  10.83213.7772
12/31/2014  13.77715.0654
12/31/2015  15.06514.8914
3.20%
12/31/2013  N/A13.0930
12/31/2014  13.09314.3101
12/31/2015  14.31014.1371

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.25%
12/31/2013  N/A12.9981
12/31/2014  12.99814.1991
12/31/2015  14.19914.0201
3.30%
12/31/2013  N/A10.7980
12/31/2014  10.79811.7900
12/31/2015  11.79011.6361
3.35%
12/31/2013  N/A12.8110
12/31/2014  12.81113.9800
12/31/2015  13.98013.7910
3.40%
12/31/2013  N/A12.7180
12/31/2014  12.71813.8720
12/31/2015  13.87213.6770
Fidelity VIP FundsManager 50% Portfolio
1.65%
12/31/2011  N/A10.627142
12/31/2012  10.62711.510186
12/31/2013  11.51012.982184
12/31/2014  12.98213.401233
12/31/2015  13.40113.180208
1.70%
12/31/2011  N/A10.596223
12/31/2012  10.59611.472269
12/31/2013  11.47212.932350
12/31/2014  12.93213.343350
12/31/2015  13.34313.116325
1.75%
12/31/2011  N/A10.5660
12/31/2012  10.56611.4330
12/31/2013  11.43312.8821
12/31/2014  12.88213.2851
12/31/2015  13.28513.0522
1.80%
12/31/2011  N/A10.5362
12/31/2012  10.53611.3952
12/31/2013  11.39512.8320
12/31/2014  12.83213.2272
12/31/2015  13.22712.9890
1.95%
12/31/2011  N/A10.44641
12/31/2012  10.44611.28042
12/31/2013  11.28012.68446
12/31/2014  12.68413.05548
12/31/2015  13.05512.80143
2.05%
12/31/2011  N/A10.3877
12/31/2012  10.38711.2058
12/31/2013  11.20512.5877
12/31/2014  12.58712.9427
12/31/2015  12.94212.6773
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
12/31/2011  N/A10.3570
12/31/2012  10.35711.1671
12/31/2013  11.16712.5382
12/31/2014  12.53812.8855
12/31/2015  12.88512.6154
2.15%
12/31/2011  N/A10.3270
12/31/2012  10.32711.1300
12/31/2013  11.13012.4900
12/31/2014  12.49012.8290
12/31/2015  12.82912.5540
2.20%
12/31/2011  N/A10.2980
12/31/2012  10.29811.0920
12/31/2013  11.09212.4427
12/31/2014  12.44212.77413
12/31/2015  12.77412.49319
2.25%
12/31/2011  N/A10.2680
12/31/2012  10.26811.05516
12/31/2013  11.05512.39425
12/31/2014  12.39412.71818
12/31/2015  12.71812.43320
2.30%
12/31/2011  N/A10.2391
12/31/2012  10.23911.0181
12/31/2013  11.01812.3460
12/31/2014  12.34612.6630
12/31/2015  12.66312.3720
2.35%
12/31/2011  N/A10.21014
12/31/2012  10.21010.98130
12/31/2013  10.98112.29829
12/31/2014  12.29812.60729
12/31/2015  12.60712.31238
2.40%
12/31/2011  N/A10.1810
12/31/2012  10.18110.9440
12/31/2013  10.94412.2510
12/31/2014  12.25112.5532
12/31/2015  12.55312.25312
2.45%
12/31/2011  N/A10.1529
12/31/2012  10.15210.9079
12/31/2013  10.90712.2048
12/31/2014  12.20412.49813
12/31/2015  12.49812.19313
2.50%
12/31/2011  N/A10.12346
12/31/2012  10.12310.87150
12/31/2013  10.87112.15729
12/31/2014  12.15712.44413
12/31/2015  12.44412.13419

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2011  N/A10.0940
12/31/2012  10.09410.8344
12/31/2013  10.83412.1103
12/31/2014  12.11012.3893
12/31/2015  12.38912.0753
2.60%
12/31/2011  N/A10.06511
12/31/2012  10.06510.7989
12/31/2013  10.79812.06327
12/31/2014  12.06312.33514
12/31/2015  12.33512.01711
2.65%
12/31/2011  N/A10.0362
12/31/2012  10.03610.7626
12/31/2013  10.76212.0176
12/31/2014  12.01712.28214
12/31/2015  12.28211.95816
2.70%
12/31/2011  N/A10.0080
12/31/2012  10.00810.7260
12/31/2013  10.72611.9703
12/31/2014  11.97012.2283
12/31/2015  12.22811.9003
2.75%
12/31/2011  N/A9.9793
12/31/2012  9.97910.6908
12/31/2013  10.69011.9241
12/31/2014  11.92412.17512
12/31/2015  12.17511.84311
2.80%
12/31/2011  N/A9.9500
12/31/2012  9.95010.6541
12/31/2013  10.65411.8781
12/31/2014  11.87812.1221
12/31/2015  12.12211.7851
2.85%
12/31/2011  N/A9.9220
12/31/2012  9.92210.6180
12/31/2013  10.61811.8320
12/31/2014  11.83212.0690
12/31/2015  12.06911.7280
2.90%
12/31/2011  N/A9.8940
12/31/2012  9.89410.5820
12/31/2013  10.58211.7873
12/31/2014  11.78712.0170
12/31/2015  12.01711.6710
2.95%
12/31/2011  N/A9.8650
12/31/2012  9.86510.5470
12/31/2013  10.54711.7410
12/31/2014  11.74111.9640
12/31/2015  11.96411.6151
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
12/31/2011  N/A9.8370
12/31/2012  9.83710.5110
12/31/2013  10.51111.6960
12/31/2014  11.69611.9120
12/31/2015  11.91211.5580
3.05%
12/31/2011  N/A9.8090
12/31/2012  9.80910.4762
12/31/2013  10.47611.6518
12/31/2014  11.65111.8617
12/31/2015  11.86111.50213
3.10%
12/31/2011  N/A9.7810
12/31/2012  9.78110.4410
12/31/2013  10.44111.6060
12/31/2014  11.60611.8090
12/31/2015  11.80911.4460
3.15%
12/31/2011  N/A9.7530
12/31/2012  9.75310.4060
12/31/2013  10.40611.5610
12/31/2014  11.56111.7580
12/31/2015  11.75811.3910
3.20%
12/31/2013  N/A11.5110
12/31/2014  11.51111.7000
12/31/2015  11.70011.3300
3.25%
12/31/2013  N/A11.4660
12/31/2014  11.46611.6490
12/31/2015  11.64911.2750
3.30%
12/31/2013  N/A11.4280
12/31/2014  11.42811.6050
12/31/2015  11.60511.2260
3.35%
12/31/2013  N/A11.3780
12/31/2014  11.37811.5480
12/31/2015  11.54811.1650
3.40%
12/31/2013  N/A11.3340
12/31/2014  11.33411.4970
12/31/2015  11.49711.1110
Fidelity VIP FundsManager 60% Portfolio
1.65%
12/31/2011  N/A9.586826
12/31/2012  9.58610.5091054
12/31/2013  10.50912.2381209
12/31/2014  12.23812.671995
12/31/2015  12.67112.497908
1.70%
12/31/2011  N/A9.565660
12/31/2012  9.56510.481762
12/31/2013  10.48112.199934
12/31/2014  12.19912.624807
12/31/2015  12.62412.445726

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2011  N/A9.54463
12/31/2012  9.54410.45323
12/31/2013  10.45312.16025
12/31/2014  12.16012.578194
12/31/2015  12.57812.393158
1.80%
12/31/2011  N/A9.5230
12/31/2012  9.52310.4255
12/31/2013  10.42512.1226
12/31/2014  12.12212.5325
12/31/2015  12.53212.3412
1.95%
12/31/2011  N/A9.461137
12/31/2012  9.46110.341161
12/31/2013  10.34112.007233
12/31/2014  12.00712.394186
12/31/2015  12.39412.188168
2.05%
12/31/2011  N/A9.42024
12/31/2012  9.42010.28623
12/31/2013  10.28611.93038
12/31/2014  11.93012.30328
12/31/2015  12.30312.08614
2.10%
12/31/2011  N/A9.3991
12/31/2012  9.39910.25817
12/31/2013  10.25811.8932
12/31/2014  11.89312.2581
12/31/2015  12.25812.03624
2.15%
12/31/2011  N/A9.3790
12/31/2012  9.37910.2310
12/31/2013  10.23111.8550
12/31/2014  11.85512.2130
12/31/2015  12.21311.9850
2.20%
12/31/2011  N/A9.3587
12/31/2012  9.35810.2037
12/31/2013  10.20311.81732
12/31/2014  11.81712.16826
12/31/2015  12.16811.93547
2.25%
12/31/2011  N/A9.33841
12/31/2012  9.33810.1760
12/31/2013  10.17611.78052
12/31/2014  11.78012.12358
12/31/2015  12.12311.885108
2.30%
12/31/2011  N/A9.3180
12/31/2012  9.31810.1490
12/31/2013  10.14911.7420
12/31/2014  11.74212.0790
12/31/2015  12.07911.8360
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
12/31/2011  N/A9.29759
12/31/2012  9.29710.122130
12/31/2013  10.12211.705221
12/31/2014  11.70512.034215
12/31/2015  12.03411.786283
2.40%
12/31/2011  N/A9.2776
12/31/2012  9.27710.0946
12/31/2013  10.09411.66810
12/31/2014  11.66811.99010
12/31/2015  11.99011.73721
2.45%
12/31/2011  N/A9.2575
12/31/2012  9.25710.06715
12/31/2013  10.06711.63117
12/31/2014  11.63111.94611
12/31/2015  11.94611.68813
2.50%
12/31/2011  N/A9.23718
12/31/2012  9.23710.04077
12/31/2013  10.04011.594116
12/31/2014  11.59411.902138
12/31/2015  11.90211.639208
2.55%
12/31/2011  N/A9.2170
12/31/2012  9.21710.0140
12/31/2013  10.01411.5572
12/31/2014  11.55711.8582
12/31/2015  11.85811.5914
2.60%
12/31/2011  N/A9.19710
12/31/2012  9.1979.9874
12/31/2013  9.98711.52015
12/31/2014  11.52011.81531
12/31/2015  11.81511.54335
2.65%
12/31/2011  N/A9.17716
12/31/2012  9.1779.96022
12/31/2013  9.96011.48351
12/31/2014  11.48311.77163
12/31/2015  11.77111.49490
2.70%
12/31/2011  N/A9.1570
12/31/2012  9.1579.9336
12/31/2013  9.93311.4472
12/31/2014  11.44711.7282
12/31/2015  11.72811.4463
2.75%
12/31/2011  N/A9.13726
12/31/2012  9.1379.90712
12/31/2013  9.90711.41156
12/31/2014  11.41111.68560
12/31/2015  11.68511.39939

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
12/31/2011  N/A9.11711
12/31/2012  9.1179.88014
12/31/2013  9.88011.37440
12/31/2014  11.37411.64260
12/31/2015  11.64211.35166
2.85%
12/31/2011  N/A9.09714
12/31/2012  9.0979.85414
12/31/2013  9.85411.33813
12/31/2014  11.33811.59915
12/31/2015  11.59911.30414
2.90%
12/31/2011  N/A9.0770
12/31/2012  9.0779.8270
12/31/2013  9.82711.30210
12/31/2014  11.30211.5575
12/31/2015  11.55711.2565
2.95%
12/31/2011  N/A9.0579
12/31/2012  9.0579.8014
12/31/2013  9.80111.2667
12/31/2014  11.26611.5146
12/31/2015  11.51411.2094
3.00%
12/31/2011  N/A9.0380
12/31/2012  9.0389.7750
12/31/2013  9.77511.2300
12/31/2014  11.23011.47212
12/31/2015  11.47211.16312
3.05%
12/31/2011  N/A9.0187
12/31/2012  9.0189.7488
12/31/2013  9.74811.19515
12/31/2014  11.19511.4304
12/31/2015  11.43011.11612
3.10%
12/31/2011  N/A8.9984
12/31/2012  8.9989.7222
12/31/2013  9.72211.1592
12/31/2014  11.15911.3881
12/31/2015  11.38811.0700
3.15%
12/31/2011  N/A8.9790
12/31/2012  8.9799.6960
12/31/2013  9.69611.1240
12/31/2014  11.12411.3460
12/31/2015  11.34611.0231
3.20%
12/31/2013  N/A11.0830
12/31/2014  11.08311.2980
12/31/2015  11.29810.9720
3.25%
12/31/2013  N/A11.0470
12/31/2014  11.04711.2560
12/31/2015  11.25610.9260
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
12/31/2013  N/A11.0180
12/31/2014  11.01811.2211
12/31/2015  11.22110.8860
3.35%
12/31/2013  N/A10.9770
12/31/2014  10.97711.1740
12/31/2015  11.17410.8350
3.40%
12/31/2013  N/A10.9420
12/31/2014  10.94211.1320
12/31/2015  11.13210.7890
Franklin Founding Funds Allocation VIP Fund
1.65%
12/31/2007  N/A9.235326
12/31/2008  9.2355.825641
12/31/2009  5.8257.463237
12/31/2010  7.4638.093115
12/31/2011  8.0937.839230
12/31/2012  7.8398.892228
12/31/2013  8.89210.825158
12/31/2014  10.82510.951124
12/31/2015  10.95110.103118
1.70%
12/31/2007  N/A9.232353
12/31/2008  9.2325.821576
12/31/2009  5.8217.454294
12/31/2010  7.4548.079344
12/31/2011  8.0797.821372
12/31/2012  7.8218.867341
12/31/2013  8.86710.790251
12/31/2014  10.79010.910199
12/31/2015  10.91010.060191
1.75%
12/31/2009  N/A7.4440
12/31/2010  7.4448.0655
12/31/2011  8.0657.8043
12/31/2012  7.8048.8432
12/31/2013  8.84310.7551
12/31/2014  10.75510.8701
12/31/2015  10.87010.0171
1.80%
12/31/2008  N/A5.812415
12/31/2009  5.8127.435682
12/31/2010  7.4358.051660
12/31/2011  8.0517.786624
12/31/2012  7.7868.819569
12/31/2013  8.81910.720426
12/31/2014  10.72010.829382
12/31/2015  10.8299.975299

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2007  N/A9.22158
12/31/2008  9.2215.79993
12/31/2009  5.7997.407178
12/31/2010  7.4078.009224
12/31/2011  8.0097.733214
12/31/2012  7.7338.746204
12/31/2013  8.74610.616167
12/31/2014  10.61610.707133
12/31/2015  10.7079.84887
2.05%
12/31/2008  N/A5.790172
12/31/2009  5.7907.389446
12/31/2010  7.3897.981249
12/31/2011  7.9817.699224
12/31/2012  7.6998.698209
12/31/2013  8.69810.547135
12/31/2014  10.54710.627110
12/31/2015  10.6279.76585
2.10%
12/31/2007  N/A9.2140
12/31/2008  9.2145.7861049
12/31/2009  5.7867.3801312
12/31/2010  7.3807.9671298
12/31/2011  7.9677.6821211
12/31/2012  7.6828.6741178
12/31/2013  8.67410.513947
12/31/2014  10.51310.588836
12/31/2015  10.5889.724683
2.15%
12/31/2008  N/A5.78124
12/31/2009  5.7817.37048
12/31/2010  7.3707.95326
12/31/2011  7.9537.66417
12/31/2012  7.6648.65016
12/31/2013  8.65010.47910
12/31/2014  10.47910.5489
12/31/2015  10.5489.6828
2.20%
12/31/2007  N/A9.2090
12/31/2008  9.2095.7771583
12/31/2009  5.7777.3612179
12/31/2010  7.3617.9392142
12/31/2011  7.9397.6472159
12/31/2012  7.6478.6261878
12/31/2013  8.62610.4451713
12/31/2014  10.44510.5081424
12/31/2015  10.5089.6411300
2.25%
12/31/2007  N/A9.2070
12/31/2008  9.2075.773809
12/31/2009  5.7737.352979
12/31/2010  7.3527.9251036
12/31/2011  7.9257.6301025
12/31/2012  7.6308.603961
12/31/2013  8.60310.411758
12/31/2014  10.41110.470660
12/31/2015  10.4709.601615
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2009  N/A7.3423
12/31/2010  7.3427.9110
12/31/2011  7.9117.6130
12/31/2012  7.6138.5790
12/31/2013  8.57910.3770
12/31/2014  10.37710.4300
12/31/2015  10.4309.5590
2.35%
12/31/2007  N/A9.2020
12/31/2008  9.2025.7642248
12/31/2009  5.7647.3333057
12/31/2010  7.3337.8972869
12/31/2011  7.8977.5962707
12/31/2012  7.5968.5562535
12/31/2013  8.55610.3432120
12/31/2014  10.34310.3911851
12/31/2015  10.3919.5191700
2.40%
12/31/2007  N/A9.2000
12/31/2008  9.2005.760853
12/31/2009  5.7607.3251339
12/31/2010  7.3257.8841015
12/31/2011  7.8847.579967
12/31/2012  7.5798.533942
12/31/2013  8.53310.310792
12/31/2014  10.31010.352654
12/31/2015  10.3529.479560
2.45%
12/31/2007  N/A9.1980
12/31/2008  9.1985.7551287
12/31/2009  5.7557.3151301
12/31/2010  7.3157.8701188
12/31/2011  7.8707.5611087
12/31/2012  7.5618.509986
12/31/2013  8.50910.276865
12/31/2014  10.27610.313810
12/31/2015  10.3139.438656
2.50%
12/31/2007  N/A9.1950
12/31/2008  9.1955.7511436
12/31/2009  5.7517.3061944
12/31/2010  7.3067.8561770
12/31/2011  7.8567.5441636
12/31/2012  7.5448.4851470
12/31/2013  8.48510.2431277
12/31/2014  10.24310.2741138
12/31/2015  10.2749.3981025
2.55%
12/31/2007  N/A9.1940
12/31/2008  9.1945.747432
12/31/2009  5.7477.297600
12/31/2010  7.2977.843641
12/31/2011  7.8437.528609
12/31/2012  7.5288.462566
12/31/2013  8.46210.210487
12/31/2014  10.21010.237429
12/31/2015  10.2379.359368

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007  N/A9.1910
12/31/2008  9.1915.742750
12/31/2009  5.7427.288855
12/31/2010  7.2887.829833
12/31/2011  7.8297.511678
12/31/2012  7.5118.439628
12/31/2013  8.43910.176666
12/31/2014  10.17610.198833
12/31/2015  10.1989.319806
2.65%
12/31/2007  N/A9.1880
12/31/2008  9.1885.738847
12/31/2009  5.7387.2781105
12/31/2010  7.2787.815942
12/31/2011  7.8157.494771
12/31/2012  7.4948.415742
12/31/2013  8.41510.143624
12/31/2014  10.14310.159486
12/31/2015  10.1599.279396
2.70%
12/31/2007  N/A9.1870
12/31/2008  9.1875.734152
12/31/2009  5.7347.270171
12/31/2010  7.2707.802141
12/31/2011  7.8027.477131
12/31/2012  7.4778.393124
12/31/2013  8.39310.111136
12/31/2014  10.11110.12299
12/31/2015  10.1229.24083
2.75%
12/31/2007  N/A9.1840
12/31/2008  9.1845.729198
12/31/2009  5.7297.260195
12/31/2010  7.2607.788195
12/31/2011  7.7887.460187
12/31/2012  7.4608.369160
12/31/2013  8.36910.078215
12/31/2014  10.07810.083363
12/31/2015  10.0839.200295
2.80%
12/31/2007  N/A9.1820
12/31/2008  9.1825.725145
12/31/2009  5.7257.251206
12/31/2010  7.2517.774204
12/31/2011  7.7747.443191
12/31/2012  7.4438.346189
12/31/2013  8.34610.045116
12/31/2014  10.04510.04689
12/31/2015  10.0469.16165
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2007  N/A9.1800
12/31/2008  9.1805.72194
12/31/2009  5.7217.243170
12/31/2010  7.2437.761142
12/31/2011  7.7617.427132
12/31/2012  7.4278.324102
12/31/2013  8.32410.01385
12/31/2014  10.01310.00994
12/31/2015  10.0099.12392
2.90%
12/31/2007  N/A9.1770
12/31/2008  9.1775.717131
12/31/2009  5.7177.233172
12/31/2010  7.2337.747191
12/31/2011  7.7477.410185
12/31/2012  7.4108.300169
12/31/2013  8.3009.980229
12/31/2014  9.9809.971338
12/31/2015  9.9719.084307
2.95%
12/31/2007  N/A9.1750
12/31/2008  9.1755.71286
12/31/2009  5.7127.224163
12/31/2010  7.2247.733168
12/31/2011  7.7337.393174
12/31/2012  7.3938.278173
12/31/2013  8.2789.947168
12/31/2014  9.9479.933111
12/31/2015  9.9339.04589
3.00%
12/31/2008  N/A5.70810
12/31/2009  5.7087.2155
12/31/2010  7.2157.72018
12/31/2011  7.7207.37722
12/31/2012  7.3778.2551
12/31/2013  8.2559.91521
12/31/2014  9.9159.89618
12/31/2015  9.8969.00728
3.05%
12/31/2009  N/A7.20630
12/31/2010  7.2067.7060
12/31/2011  7.7067.3600
12/31/2012  7.3608.2320
12/31/2013  8.2329.88348
12/31/2014  9.8839.85968
12/31/2015  9.8598.96992
3.10%
12/31/2009  N/A7.1970
12/31/2010  7.1977.6930
12/31/2011  7.6937.3430
12/31/2012  7.3438.2100
12/31/2013  8.2109.8510
12/31/2014  9.8519.8220
12/31/2015  9.8228.9310

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2009  N/A7.1880
12/31/2010  7.1887.6790
12/31/2011  7.6797.3270
12/31/2012  7.3278.1870
12/31/2013  8.1879.819168
12/31/2014  9.8199.785190
12/31/2015  9.7858.893178
3.20%
12/31/2013  N/A10.0855
12/31/2014  10.08510.0468
12/31/2015  10.0469.1258
3.25%
12/31/2013  N/A10.0530
12/31/2014  10.05310.0080
12/31/2015  10.0089.0860
3.30%
12/31/2013  N/A9.72311
12/31/2014  9.7239.67610
12/31/2015  9.6768.78010
3.35%
12/31/2013  N/A9.98714
12/31/2014  9.9879.93350
12/31/2015  9.9339.00949
3.40%
12/31/2013  N/A9.9550
12/31/2014  9.9559.8961
12/31/2015  9.8968.9711
Franklin High Income VIP Fund
1.65%
12/31/2007  N/A24.21234
12/31/2008  24.21218.24743
12/31/2009  18.24725.61271
12/31/2010  25.61228.533383
12/31/2011  28.53329.347551
12/31/2012  29.34733.355478
12/31/2013  33.35535.378450
12/31/2014  35.37834.791456
12/31/2015  34.79131.099399
1.70%
12/31/2007  N/A23.98478
12/31/2008  23.98418.06669
12/31/2009  18.06625.34591
12/31/2010  25.34528.221386
12/31/2011  28.22129.012581
12/31/2012  29.01232.958527
12/31/2013  32.95834.939472
12/31/2014  34.93934.342453
12/31/2015  34.34230.683426
1.75%
12/31/2009  N/A25.0764
12/31/2010  25.07627.90751
12/31/2011  27.90728.67565
12/31/2012  28.67532.55947
12/31/2013  32.55934.49932
12/31/2014  34.49933.89233
12/31/2015  33.89230.26618
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2008  N/A17.70951
12/31/2009  17.70924.819144
12/31/2010  24.81927.608140
12/31/2011  27.60828.354149
12/31/2012  28.35432.178142
12/31/2013  32.17834.078165
12/31/2014  34.07833.462170
12/31/2015  33.46229.867168
1.95%
12/31/2007  N/A22.87412
12/31/2008  22.87417.18713
12/31/2009  17.18724.05274
12/31/2010  24.05226.714163
12/31/2011  26.71427.394214
12/31/2012  27.39431.042201
12/31/2013  31.04232.826190
12/31/2014  32.82632.184175
12/31/2015  32.18428.683180
2.05%
12/31/2008  N/A16.84821
12/31/2009  16.84823.55365
12/31/2010  23.55326.13484
12/31/2011  26.13426.773101
12/31/2012  26.77330.30899
12/31/2013  30.30832.01767
12/31/2014  32.01731.36071
12/31/2015  31.36027.92164
2.10%
12/31/2007  N/A22.2330
12/31/2008  22.23316.68036
12/31/2009  16.68023.307126
12/31/2010  23.30725.849118
12/31/2011  25.84926.467121
12/31/2012  26.46729.947118
12/31/2013  29.94731.620121
12/31/2014  31.62030.955117
12/31/2015  30.95527.54793
2.15%
12/31/2008  N/A16.5152
12/31/2009  16.51523.0656
12/31/2010  23.06525.5678
12/31/2011  25.56726.1655
12/31/2012  26.16529.5905
12/31/2013  29.59031.2286
12/31/2014  31.22830.5566
12/31/2015  30.55627.1784
2.20%
12/31/2007  N/A21.8160
12/31/2008  21.81616.35158
12/31/2009  16.35122.824167
12/31/2010  22.82425.288176
12/31/2011  25.28825.867147
12/31/2012  25.86729.238148
12/31/2013  29.23830.841142
12/31/2014  30.84130.162146
12/31/2015  30.16226.814126

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2007  N/A21.6100
12/31/2008  21.61016.18813
12/31/2009  16.18822.58698
12/31/2010  22.58625.012123
12/31/2011  25.01225.572138
12/31/2012  25.57228.890121
12/31/2013  28.89030.458125
12/31/2014  30.45829.773120
12/31/2015  29.77326.455122
2.30%
12/31/2009  N/A22.3516
12/31/2010  22.35124.7383
12/31/2011  24.73825.2804
12/31/2012  25.28028.5467
12/31/2013  28.54630.0807
12/31/2014  30.08029.3898
12/31/2015  29.38926.1016
2.35%
12/31/2007  N/A21.2040
12/31/2008  21.20415.86970
12/31/2009  15.86922.118341
12/31/2010  22.11824.468280
12/31/2011  24.46824.992248
12/31/2012  24.99228.206226
12/31/2013  28.20629.707179
12/31/2014  29.70729.010154
12/31/2015  29.01025.752146
2.40%
12/31/2007  N/A21.0040
12/31/2008  21.00415.71127
12/31/2009  15.71121.887200
12/31/2010  21.88724.20172
12/31/2011  24.20124.70672
12/31/2012  24.70627.87068
12/31/2013  27.87029.33952
12/31/2014  29.33928.63651
12/31/2015  28.63625.40749
2.45%
12/31/2007  N/A20.8060
12/31/2008  20.80615.55530
12/31/2009  15.55521.65969
12/31/2010  21.65923.93760
12/31/2011  23.93724.42550
12/31/2012  24.42527.53846
12/31/2013  27.53828.97524
12/31/2014  28.97528.26717
12/31/2015  28.26725.06716
2.50%
12/31/2007  N/A20.6100
12/31/2008  20.61015.40151
12/31/2009  15.40121.434251
12/31/2010  21.43423.676232
12/31/2011  23.67624.146220
12/31/2012  24.14627.210206
12/31/2013  27.21028.616173
12/31/2014  28.61627.903139
12/31/2015  27.90324.731139
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2007  N/A20.4160
12/31/2008  20.41615.24822
12/31/2009  15.24821.21055
12/31/2010  21.21023.41744
12/31/2011  23.41723.87049
12/31/2012  23.87026.88641
12/31/2013  26.88628.26137
12/31/2014  28.26127.54326
12/31/2015  27.54324.40023
2.60%
12/31/2007  N/A20.2230
12/31/2008  20.22315.09722
12/31/2009  15.09720.989150
12/31/2010  20.98923.162167
12/31/2011  23.16223.598144
12/31/2012  23.59826.566130
12/31/2013  26.56627.91184
12/31/2014  27.91127.18882
12/31/2015  27.18824.07375
2.65%
12/31/2007  N/A20.0320
12/31/2008  20.03214.94731
12/31/2009  14.94720.770180
12/31/2010  20.77022.909152
12/31/2011  22.90923.329143
12/31/2012  23.32926.250137
12/31/2013  26.25027.564116
12/31/2014  27.56426.837104
12/31/2015  26.83723.75196
2.70%
12/31/2007  N/A19.8440
12/31/2008  19.84414.79812
12/31/2009  14.79820.55453
12/31/2010  20.55422.65928
12/31/2011  22.65923.06327
12/31/2012  23.06325.93722
12/31/2013  25.93727.22321
12/31/2014  27.22326.49123
12/31/2015  26.49123.43321
2.75%
12/31/2007  N/A19.6560
12/31/2008  19.65614.6514
12/31/2009  14.65120.340117
12/31/2010  20.34022.411100
12/31/2011  22.41122.79997
12/31/2012  22.79925.62992
12/31/2013  25.62926.88549
12/31/2014  26.88526.14946
12/31/2015  26.14923.11940

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
12/31/2007  N/A19.4710
12/31/2008  19.47114.50616
12/31/2009  14.50620.12894
12/31/2010  20.12822.16766
12/31/2011  22.16722.53967
12/31/2012  22.53925.32366
12/31/2013  25.32326.55255
12/31/2014  26.55225.81242
12/31/2015  25.81222.81042
2.85%
12/31/2007  N/A19.2870
12/31/2008  19.28714.3624
12/31/2009  14.36219.91821
12/31/2010  19.91821.92525
12/31/2011  21.92522.28226
12/31/2012  22.28225.02221
12/31/2013  25.02226.22215
12/31/2014  26.22225.47913
12/31/2015  25.47922.50412
2.90%
12/31/2007  N/A19.1060
12/31/2008  19.10614.2191
12/31/2009  14.21919.71021
12/31/2010  19.71021.68529
12/31/2011  21.68522.02820
12/31/2012  22.02824.72420
12/31/2013  24.72425.89716
12/31/2014  25.89725.15120
12/31/2015  25.15122.20318
2.95%
12/31/2007  N/A18.9250
12/31/2008  18.92514.0785
12/31/2009  14.07819.50520
12/31/2010  19.50521.44925
12/31/2011  21.44921.77712
12/31/2012  21.77724.43016
12/31/2013  24.43025.57613
12/31/2014  25.57624.82714
12/31/2015  24.82721.90612
3.00%
12/31/2008  N/A13.9380
12/31/2009  13.93819.3028
12/31/2010  19.30221.2158
12/31/2011  21.21521.5283
12/31/2012  21.52824.1392
12/31/2013  24.13925.2593
12/31/2014  25.25924.5065
12/31/2015  24.50621.6131
3.05%
12/31/2009  N/A19.10117
12/31/2010  19.10120.98324
12/31/2011  20.98321.28220
12/31/2012  21.28223.85119
12/31/2013  23.85124.94614
12/31/2014  24.94624.19023
12/31/2015  24.19021.32320
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
12/31/2009  N/A18.9023
12/31/2010  18.90220.7546
12/31/2011  20.75421.04014
12/31/2012  21.04023.56712
12/31/2013  23.56724.6366
12/31/2014  24.63623.8796
12/31/2015  23.87921.0385
3.15%
12/31/2009  N/A18.7052
12/31/2010  18.70520.5272
12/31/2011  20.52720.8002
12/31/2012  20.80023.2871
12/31/2013  23.28724.3311
12/31/2014  24.33123.5712
12/31/2015  23.57120.7563
3.20%
12/31/2013  N/A22.9711
12/31/2014  22.97122.2421
12/31/2015  22.24219.5761
3.25%
12/31/2013  N/A22.6860
12/31/2014  22.68621.9550
12/31/2015  21.95519.3140
3.30%
12/31/2013  N/A23.4370
12/31/2014  23.43722.6710
12/31/2015  22.67119.9340
3.35%
12/31/2013  N/A22.1260
12/31/2014  22.12621.3920
12/31/2015  21.39218.8003
3.40%
12/31/2013  N/A21.8520
12/31/2014  21.85221.1160
12/31/2015  21.11618.5480
Franklin Income VIP Fund
1.65%
12/31/2007  N/A46.247257
12/31/2008  46.24731.998283
12/31/2009  31.99842.67731
12/31/2010  42.67747.29960
12/31/2011  47.29947.636297
12/31/2012  47.63652.780757
12/31/2013  52.78059.154806
12/31/2014  59.15460.872822
12/31/2015  60.87255.652718
1.70%
12/31/2007  N/A45.811342
12/31/2008  45.81131.680349
12/31/2009  31.68042.23394
12/31/2010  42.23346.782111
12/31/2011  46.78247.092317
12/31/2012  47.09252.152868
12/31/2013  52.15258.4201047
12/31/2014  58.42060.0871103
12/31/2015  60.08754.907968

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2009  N/A41.7840
12/31/2010  41.78446.2622
12/31/2011  46.26246.54616
12/31/2012  46.54651.52035
12/31/2013  51.52057.68438
12/31/2014  57.68459.30029
12/31/2015  59.30054.16119
1.80%
12/31/2008  N/A31.055343
12/31/2009  31.05541.357571
12/31/2010  41.35745.767613
12/31/2011  45.76746.024664
12/31/2012  46.02450.917713
12/31/2013  50.91756.980737
12/31/2014  56.98058.547778
12/31/2015  58.54753.447784
1.95%
12/31/2007  N/A43.69185
12/31/2008  43.69130.13971
12/31/2009  30.13940.07772
12/31/2010  40.07744.284100
12/31/2011  44.28444.467156
12/31/2012  44.46749.120288
12/31/2013  49.12054.887307
12/31/2014  54.88756.312336
12/31/2015  56.31251.329275
2.05%
12/31/2008  N/A29.544140
12/31/2009  29.54439.246283
12/31/2010  39.24643.323286
12/31/2011  43.32343.458329
12/31/2012  43.45847.957359
12/31/2013  47.95753.534369
12/31/2014  53.53454.869371
12/31/2015  54.86949.963355
2.10%
12/31/2007  N/A42.4670
12/31/2008  42.46729.250296
12/31/2009  29.25038.837636
12/31/2010  38.83742.850668
12/31/2011  42.85042.962654
12/31/2012  42.96247.386644
12/31/2013  47.38652.870697
12/31/2014  52.87054.161697
12/31/2015  54.16149.295606
2.15%
12/31/2008  N/A28.96015
12/31/2009  28.96038.43314
12/31/2010  38.43342.38215
12/31/2011  42.38242.4725
12/31/2012  42.47246.8225
12/31/2013  46.82252.2156
12/31/2014  52.21553.4639
12/31/2015  53.46348.6359
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2007  N/A41.6690
12/31/2008  41.66928.672231
12/31/2009  28.67238.032361
12/31/2010  38.03241.919354
12/31/2011  41.91941.987327
12/31/2012  41.98746.265331
12/31/2013  46.26551.567347
12/31/2014  51.56752.774323
12/31/2015  52.77447.984290
2.25%
12/31/2007  N/A41.2760
12/31/2008  41.27628.388143
12/31/2009  28.38837.636334
12/31/2010  37.63641.462326
12/31/2011  41.46241.508326
12/31/2012  41.50845.714323
12/31/2013  45.71450.928313
12/31/2014  50.92852.093300
12/31/2015  52.09347.341258
2.30%
12/31/2009  N/A37.2442
12/31/2010  37.24441.0090
12/31/2011  41.00941.0342
12/31/2012  41.03445.1708
12/31/2013  45.17050.2967
12/31/2014  50.29651.4210
12/31/2015  51.42146.7070
2.35%
12/31/2007  N/A40.5020
12/31/2008  40.50227.827343
12/31/2009  27.82736.855544
12/31/2010  36.85540.561517
12/31/2011  40.56140.566492
12/31/2012  40.56644.632512
12/31/2013  44.63249.673543
12/31/2014  49.67350.758542
12/31/2015  50.75846.082486
2.40%
12/31/2007  N/A40.1200
12/31/2008  40.12027.551128
12/31/2009  27.55136.471312
12/31/2010  36.47140.119284
12/31/2011  40.11940.103270
12/31/2012  40.10344.100256
12/31/2013  44.10049.057257
12/31/2014  49.05750.104254
12/31/2015  50.10445.465233
2.45%
12/31/2007  N/A39.7410
12/31/2008  39.74127.277128
12/31/2009  27.27736.091144
12/31/2010  36.09139.681150
12/31/2011  39.68139.646136
12/31/2012  39.64643.575122
12/31/2013  43.57548.448123
12/31/2014  48.44849.458100
12/31/2015  49.45844.85693

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
12/31/2007  N/A39.3670
12/31/2008  39.36727.007239
12/31/2009  27.00735.715380
12/31/2010  35.71539.247355
12/31/2011  39.24739.194363
12/31/2012  39.19443.056365
12/31/2013  43.05647.847425
12/31/2014  47.84748.820432
12/31/2015  48.82044.256386
2.55%
12/31/2007  N/A38.9950
12/31/2008  38.99526.73856
12/31/2009  26.73835.343150
12/31/2010  35.34338.819151
12/31/2011  38.81938.746143
12/31/2012  38.74642.544139
12/31/2013  42.54447.254126
12/31/2014  47.25448.191111
12/31/2015  48.19143.663102
2.60%
12/31/2007  N/A38.6280
12/31/2008  38.62826.473160
12/31/2009  26.47334.975179
12/31/2010  34.97538.395149
12/31/2011  38.39538.304173
12/31/2012  38.30442.037176
12/31/2013  42.03746.668204
12/31/2014  46.66847.569235
12/31/2015  47.56943.079207
2.65%
12/31/2007  N/A38.2630
12/31/2008  38.26326.210109
12/31/2009  26.21034.610208
12/31/2010  34.61037.976193
12/31/2011  37.97637.867208
12/31/2012  37.86741.537204
12/31/2013  41.53746.089203
12/31/2014  46.08946.956201
12/31/2015  46.95642.502180
2.70%
12/31/2007  N/A37.9030
12/31/2008  37.90325.95011
12/31/2009  25.95034.24941
12/31/2010  34.24937.56240
12/31/2011  37.56237.43534
12/31/2012  37.43541.04233
12/31/2013  41.04245.51833
12/31/2014  45.51846.35032
12/31/2015  46.35041.93322
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.75%
12/31/2007  N/A37.5450
12/31/2008  37.54525.69230
12/31/2009  25.69233.89263
12/31/2010  33.89237.15152
12/31/2011  37.15137.00854
12/31/2012  37.00840.55369
12/31/2013  40.55344.95399
12/31/2014  44.95345.753150
12/31/2015  45.75341.372147
2.80%
12/31/2007  N/A37.1910
12/31/2008  37.19125.43743
12/31/2009  25.43733.53990
12/31/2010  33.53936.74659
12/31/2011  36.74636.58645
12/31/2012  36.58640.07152
12/31/2013  40.07144.39669
12/31/2014  44.39645.163102
12/31/2015  45.16340.81879
2.85%
12/31/2007  N/A36.8400
12/31/2008  36.84025.1855
12/31/2009  25.18533.19028
12/31/2010  33.19036.34524
12/31/2011  36.34536.16828
12/31/2012  36.16839.59331
12/31/2013  39.59343.84534
12/31/2014  43.84544.58036
12/31/2015  44.58040.27138
2.90%
12/31/2007  N/A36.4930
12/31/2008  36.49324.93533
12/31/2009  24.93532.84461
12/31/2010  32.84435.94851
12/31/2011  35.94835.75667
12/31/2012  35.75639.12250
12/31/2013  39.12243.30249
12/31/2014  43.30244.00692
12/31/2015  44.00639.73274
2.95%
12/31/2007  N/A36.1490
12/31/2008  36.14924.68716
12/31/2009  24.68732.50112
12/31/2010  32.50135.55618
12/31/2011  35.55635.34815
12/31/2012  35.34838.65616
12/31/2013  38.65642.76520
12/31/2014  42.76543.43831
12/31/2015  43.43839.20027

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
12/31/2008  N/A24.4421
12/31/2009  24.44232.1633
12/31/2010  32.16335.1671
12/31/2011  35.16734.9441
12/31/2012  34.94438.1961
12/31/2013  38.19642.2349
12/31/2014  42.23442.87813
12/31/2015  42.87838.67615
3.05%
12/31/2009  N/A31.8282
12/31/2010  31.82834.7830
12/31/2011  34.78334.54619
12/31/2012  34.54637.7411
12/31/2013  37.74141.71110
12/31/2014  41.71142.32543
12/31/2015  42.32538.15837
3.10%
12/31/2009  N/A31.4962
12/31/2010  31.49634.4040
12/31/2011  34.40434.1520
12/31/2012  34.15237.2920
12/31/2013  37.29241.1931
12/31/2014  41.19341.7791
12/31/2015  41.77937.6472
3.15%
12/31/2009  N/A31.1680
12/31/2010  31.16834.0280
12/31/2011  34.02833.7620
12/31/2012  33.76236.8480
12/31/2013  36.84840.68310
12/31/2014  40.68341.24122
12/31/2015  41.24137.14319
3.20%
12/31/2013  N/A39.6522
12/31/2014  39.65240.1754
12/31/2015  40.17536.1654
3.25%
12/31/2013  N/A39.1602
12/31/2014  39.16039.6572
12/31/2015  39.65735.6812
3.30%
12/31/2013  N/A39.1880
12/31/2014  39.18839.6666
12/31/2015  39.66635.6719
3.35%
12/31/2013  N/A38.1940
12/31/2014  38.19438.6402
12/31/2015  38.64034.7312
3.40%
12/31/2013  N/A37.7200
12/31/2014  37.72038.1420
12/31/2015  38.14234.2660

Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Franklin Mutual Shares VIP Fund
1.65%
12/31/2007  N/A23.484373
12/31/2008  23.48414.527413
12/31/2009  14.52718.01179
12/31/2010  18.01119.700139
12/31/2011  19.70019.176313
12/31/2012  19.17621.547400
12/31/2013  21.54727.184346
12/31/2014  27.18428.644271
12/31/2015  28.64426.784192
1.70%
12/31/2007  N/A23.353620
12/31/2008  23.35314.439687
12/31/2009  14.43917.893184
12/31/2010  17.89319.561206
12/31/2011  19.56119.032272
12/31/2012  19.03221.374379
12/31/2013  21.37426.952465
12/31/2014  26.95228.385400
12/31/2015  28.38526.529349
1.75%
12/31/2009  N/A17.7781
12/31/2010  17.77819.42510
12/31/2011  19.42518.89020
12/31/2012  18.89021.20417
12/31/2013  21.20426.72441
12/31/2014  26.72428.13124
12/31/2015  28.13126.27916
1.80%
12/31/2008  N/A14.265202
12/31/2009  14.26517.659400
12/31/2010  17.65919.286380
12/31/2011  19.28618.745382
12/31/2012  18.74521.031343
12/31/2013  21.03126.494272
12/31/2014  26.49427.874239
12/31/2015  27.87426.026182
1.95%
12/31/2007  N/A22.71177
12/31/2008  22.71114.00779
12/31/2009  14.00717.314167
12/31/2010  17.31418.881208
12/31/2011  18.88118.324235
12/31/2012  18.32420.528247
12/31/2013  20.52825.820220
12/31/2014  25.82027.125201
12/31/2015  27.12525.288168
2.05%
12/31/2008  N/A13.83767
12/31/2009  13.83717.088169
12/31/2010  17.08818.615255
12/31/2011  18.61518.048249
12/31/2012  18.04820.199222
12/31/2013  20.19925.381160
12/31/2014  25.38126.637125
12/31/2015  26.63724.80887

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
12/31/2007  N/A22.3340
12/31/2008  22.33413.754334
12/31/2009  13.75416.976836
12/31/2010  16.97618.484893
12/31/2011  18.48417.912861
12/31/2012  17.91220.036868
12/31/2013  20.03625.164721
12/31/2014  25.16426.396649
12/31/2015  26.39624.572450
2.15%
12/31/2008  N/A13.6706
12/31/2009  13.67016.86522
12/31/2010  16.86518.35419
12/31/2011  18.35417.77717
12/31/2012  17.77719.87515
12/31/2013  19.87524.94912
12/31/2014  24.94926.15811
12/31/2015  26.15824.33711
2.20%
12/31/2007  N/A22.0860
12/31/2008  22.08613.587388
12/31/2009  13.58716.754650
12/31/2010  16.75418.224654
12/31/2011  18.22417.643643
12/31/2012  17.64319.715579
12/31/2013  19.71524.736532
12/31/2014  24.73625.921473
12/31/2015  25.92124.105425
2.25%
12/31/2007  N/A21.9630
12/31/2008  21.96313.505214
12/31/2009  13.50516.644573
12/31/2010  16.64418.096544
12/31/2011  18.09617.510532
12/31/2012  17.51019.556504
12/31/2013  19.55624.525445
12/31/2014  24.52525.687377
12/31/2015  25.68723.876328
2.30%
12/31/2009  N/A16.5352
12/31/2010  16.53517.9686
12/31/2011  17.96817.3777
12/31/2012  17.37719.3998
12/31/2013  19.39924.31510
12/31/2014  24.31525.4559
12/31/2015  25.45523.64811
2.35%
12/31/2007  N/A21.7200
12/31/2008  21.72013.342523
12/31/2009  13.34216.427887
12/31/2010  16.42717.841913
12/31/2011  17.84117.246882
12/31/2012  17.24619.243814
12/31/2013  19.24324.107674
12/31/2014  24.10725.225625
12/31/2015  25.22523.422531
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
12/31/2007  N/A21.5990
12/31/2008  21.59913.261193
12/31/2009  13.26116.319550
12/31/2010  16.31917.715538
12/31/2011  17.71517.116482
12/31/2012  17.11619.088438
12/31/2013  19.08823.901394
12/31/2014  23.90124.997339
12/31/2015  24.99723.199262
2.45%
12/31/2007  N/A21.4790
12/31/2008  21.47913.181201
12/31/2009  13.18116.212255
12/31/2010  16.21217.590268
12/31/2011  17.59016.987246
12/31/2012  16.98718.934196
12/31/2013  18.93423.697162
12/31/2014  23.69724.771107
12/31/2015  24.77122.978101
2.50%
12/31/2007  N/A21.3590
12/31/2008  21.35913.101385
12/31/2009  13.10116.106620
12/31/2010  16.10617.466608
12/31/2011  17.46616.859596
12/31/2012  16.85918.782541
12/31/2013  18.78223.495507
12/31/2014  23.49524.547412
12/31/2015  24.54722.759368
2.55%
12/31/2007  N/A21.2410
12/31/2008  21.24113.02199
12/31/2009  13.02116.000361
12/31/2010  16.00017.343390
12/31/2011  17.34316.731337
12/31/2012  16.73118.631305
12/31/2013  18.63123.294288
12/31/2014  23.29424.325227
12/31/2015  24.32522.542193
2.60%
12/31/2007  N/A21.1220
12/31/2008  21.12212.942179
12/31/2009  12.94215.895250
12/31/2010  15.89517.221240
12/31/2011  17.22116.605219
12/31/2012  16.60518.481192
12/31/2013  18.48123.095207
12/31/2014  23.09524.105210
12/31/2015  24.10522.327204

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2007  N/A21.0050
12/31/2008  21.00512.864222
12/31/2009  12.86415.791369
12/31/2010  15.79117.099367
12/31/2011  17.09916.480360
12/31/2012  16.48018.332334
12/31/2013  18.33222.898313
12/31/2014  22.89823.887268
12/31/2015  23.88722.114230
2.70%
12/31/2007  N/A20.8880
12/31/2008  20.88812.78623
12/31/2009  12.78615.68781
12/31/2010  15.68716.97985
12/31/2011  16.97916.35566
12/31/2012  16.35518.18455
12/31/2013  18.18422.70246
12/31/2014  22.70223.67137
12/31/2015  23.67121.90327
2.75%
12/31/2007  N/A20.7720
12/31/2008  20.77212.70927
12/31/2009  12.70915.58454
12/31/2010  15.58416.85951
12/31/2011  16.85916.23249
12/31/2012  16.23218.03841
12/31/2013  18.03822.50896
12/31/2014  22.50823.457127
12/31/2015  23.45721.694146
2.80%
12/31/2007  N/A20.6560
12/31/2008  20.65612.63248
12/31/2009  12.63215.482123
12/31/2010  15.48216.740108
12/31/2011  16.74016.10993
12/31/2012  16.10917.89376
12/31/2013  17.89322.31662
12/31/2014  22.31623.24555
12/31/2015  23.24521.48747
2.85%
12/31/2007  N/A20.5410
12/31/2008  20.54112.55511
12/31/2009  12.55515.38168
12/31/2010  15.38116.62272
12/31/2011  16.62215.98863
12/31/2012  15.98817.74958
12/31/2013  17.74922.12556
12/31/2014  22.12523.03552
12/31/2015  23.03521.28349
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
12/31/2007  N/A20.4270
12/31/2008  20.42712.47919
12/31/2009  12.47915.28026
12/31/2010  15.28016.50525
12/31/2011  16.50515.86725
12/31/2012  15.86717.60621
12/31/2013  17.60621.93648
12/31/2014  21.93622.82778
12/31/2015  22.82721.08084
2.95%
12/31/2007  N/A20.3140
12/31/2008  20.31412.40325
12/31/2009  12.40315.18040
12/31/2010  15.18016.38842
12/31/2011  16.38815.74738
12/31/2012  15.74717.46436
12/31/2013  17.46421.74930
12/31/2014  21.74922.62028
12/31/2015  22.62020.87924
3.00%
12/31/2008  N/A12.3280
12/31/2009  12.32815.0800
12/31/2010  15.08016.2732
12/31/2011  16.27315.6280
12/31/2012  15.62817.3240
12/31/2013  17.32421.56312
12/31/2014  21.56322.41616
12/31/2015  22.41620.68014
3.05%
12/31/2009  N/A14.9813
12/31/2010  14.98116.1580
12/31/2011  16.15815.5100
12/31/2012  15.51017.1840
12/31/2013  17.18421.3797
12/31/2014  21.37922.21359
12/31/2015  22.21320.48279
3.10%
12/31/2009  N/A14.8830
12/31/2010  14.88316.0440
12/31/2011  16.04415.3930
12/31/2012  15.39317.0460
12/31/2013  17.04621.1961
12/31/2014  21.19622.0121
12/31/2015  22.01220.2872
3.15%
12/31/2009  N/A14.7850
12/31/2010  14.78515.9310
12/31/2011  15.93115.2770
12/31/2012  15.27716.9090
12/31/2013  16.90921.01511
12/31/2014  21.01521.81317
12/31/2015  21.81320.09420
3.20%
12/31/2013  N/A21.5431
12/31/2014  21.54322.3506
12/31/2015  22.35020.5785

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.25%
12/31/2013  N/A21.3590
12/31/2014  21.35922.1480
12/31/2015  22.14820.3820
3.30%
12/31/2013  N/A20.4810
12/31/2014  20.48121.2279
12/31/2015  21.22719.52414
3.35%
12/31/2013  N/A20.9950
12/31/2014  20.99521.7494
12/31/2015  21.74919.9947
3.40%
12/31/2013  N/A20.8150
12/31/2014  20.81521.5530
12/31/2015  21.55319.8040
Franklin U.S. Government Securities VIP Fund
1.65%
12/31/2007  N/A25.0019
12/31/2008  25.00126.45713
12/31/2009  26.45726.82925
12/31/2010  26.82927.784268
12/31/2011  27.78428.883601
12/31/2012  28.88328.944869
12/31/2013  28.94427.833591
12/31/2014  27.83328.304597
12/31/2015  28.30427.973556
1.70%
12/31/2007  N/A24.76738
12/31/2008  24.76726.19686
12/31/2009  26.19626.551144
12/31/2010  26.55127.483371
12/31/2011  27.48328.555586
12/31/2012  28.55528.601788
12/31/2013  28.60127.490713
12/31/2014  27.49027.941696
12/31/2015  27.94127.600668
1.75%
12/31/2009  N/A26.19314
12/31/2010  26.19327.09841
12/31/2011  27.09828.14265
12/31/2012  28.14228.173101
12/31/2013  28.17327.06447
12/31/2014  27.06427.49543
12/31/2015  27.49527.14634
1.80%
12/31/2008  N/A25.68278
12/31/2009  25.68226.004202
12/31/2010  26.00426.890249
12/31/2011  26.89027.911226
12/31/2012  27.91127.928245
12/31/2013  27.92826.816226
12/31/2014  26.81627.229240
12/31/2015  27.22926.870122
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2007  N/A23.6290
12/31/2008  23.62924.93013
12/31/2009  24.93025.205101
12/31/2010  25.20526.024245
12/31/2011  26.02426.972352
12/31/2012  26.97226.948342
12/31/2013  26.94825.836337
12/31/2014  25.83626.194326
12/31/2015  26.19425.810302
2.05%
12/31/2008  N/A24.44040
12/31/2009  24.44024.68558
12/31/2010  24.68525.46253
12/31/2011  25.46226.36458
12/31/2012  26.36426.31358
12/31/2013  26.31325.20246
12/31/2014  25.20225.52640
12/31/2015  25.52625.12740
2.10%
12/31/2007  N/A22.9710
12/31/2008  22.97124.199108
12/31/2009  24.19924.430226
12/31/2010  24.43025.186262
12/31/2011  25.18626.065194
12/31/2012  26.06526.002195
12/31/2013  26.00224.891181
12/31/2014  24.89125.199157
12/31/2015  25.19924.792151
2.15%
12/31/2008  N/A23.9617
12/31/2009  23.96124.17718
12/31/2010  24.17724.91316
12/31/2011  24.91325.76915
12/31/2012  25.76925.69430
12/31/2013  25.69424.58423
12/31/2014  24.58424.87616
12/31/2015  24.87624.4624
2.20%
12/31/2007  N/A22.5430
12/31/2008  22.54323.725137
12/31/2009  23.72523.926193
12/31/2010  23.92624.642177
12/31/2011  24.64225.477181
12/31/2012  25.47725.390243
12/31/2013  25.39024.281200
12/31/2014  24.28124.557201
12/31/2015  24.55724.136167
2.25%
12/31/2007  N/A22.3320
12/31/2008  22.33223.49140
12/31/2009  23.49123.679186
12/31/2010  23.67924.375198
12/31/2011  24.37525.188176
12/31/2012  25.18825.089174
12/31/2013  25.08923.982125
12/31/2014  23.98224.242116
12/31/2015  24.24223.815135

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2009  N/A23.4345
12/31/2010  23.43424.1114
12/31/2011  24.11124.9023
12/31/2012  24.90224.7924
12/31/2013  24.79223.6863
12/31/2014  23.68623.9313
12/31/2015  23.93123.4973
2.35%
12/31/2007  N/A21.9160
12/31/2008  21.91623.030148
12/31/2009  23.03023.191494
12/31/2010  23.19123.849468
12/31/2011  23.84924.620567
12/31/2012  24.62024.498458
12/31/2013  24.49823.394311
12/31/2014  23.39423.624295
12/31/2015  23.62423.184298
2.40%
12/31/2007  N/A21.7110
12/31/2008  21.71122.80385
12/31/2009  22.80322.951215
12/31/2010  22.95123.590133
12/31/2011  23.59024.340104
12/31/2012  24.34024.20893
12/31/2013  24.20823.10582
12/31/2014  23.10523.32169
12/31/2015  23.32122.87667
2.45%
12/31/2007  N/A21.5070
12/31/2008  21.50722.57850
12/31/2009  22.57822.71398
12/31/2010  22.71323.33495
12/31/2011  23.33424.064120
12/31/2012  24.06423.922123
12/31/2013  23.92222.82069
12/31/2014  22.82023.02161
12/31/2015  23.02122.57165
2.50%
12/31/2007  N/A21.3060
12/31/2008  21.30622.355118
12/31/2009  22.35522.478439
12/31/2010  22.47823.081485
12/31/2011  23.08123.791414
12/31/2012  23.79123.639326
12/31/2013  23.63922.539267
12/31/2014  22.53922.726245
12/31/2015  22.72622.270247
2.55%
12/31/2007  N/A21.1060
12/31/2008  21.10622.13525
12/31/2009  22.13522.24553
12/31/2010  22.24522.83167
12/31/2011  22.83123.52263
12/31/2012  23.52223.35950
12/31/2013  23.35922.26147
12/31/2014  22.26122.43547
12/31/2015  22.43521.97381
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007  N/A20.9090
12/31/2008  20.90921.91687
12/31/2009  21.91622.015243
12/31/2010  22.01522.583255
12/31/2011  22.58323.255235
12/31/2012  23.25523.082227
12/31/2013  23.08221.986150
12/31/2014  21.98622.147148
12/31/2015  22.14721.681217
2.65%
12/31/2007  N/A20.7130
12/31/2008  20.71321.70086
12/31/2009  21.70021.787371
12/31/2010  21.78722.338310
12/31/2011  22.33822.991302
12/31/2012  22.99122.809284
12/31/2013  22.80921.715227
12/31/2014  21.71521.863221
12/31/2015  21.86321.392206
2.70%
12/31/2007  N/A20.5190
12/31/2008  20.51921.48618
12/31/2009  21.48621.56124
12/31/2010  21.56122.09636
12/31/2011  22.09622.73026
12/31/2012  22.73022.53920
12/31/2013  22.53921.44717
12/31/2014  21.44721.58219
12/31/2015  21.58221.10716
2.75%
12/31/2007  N/A20.3270
12/31/2008  20.32721.27413
12/31/2009  21.27421.33881
12/31/2010  21.33821.85696
12/31/2011  21.85622.47288
12/31/2012  22.47222.27291
12/31/2013  22.27221.18354
12/31/2014  21.18321.30561
12/31/2015  21.30520.82676
2.80%
12/31/2007  N/A20.1370
12/31/2008  20.13721.06530
12/31/2009  21.06521.117194
12/31/2010  21.11721.619146
12/31/2011  21.61922.217138
12/31/2012  22.21722.008138
12/31/2013  22.00820.921100
12/31/2014  20.92121.03298
12/31/2015  21.03220.54889

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2007  N/A19.9480
12/31/2008  19.94820.85710
12/31/2009  20.85720.89816
12/31/2010  20.89821.38414
12/31/2011  21.38421.96514
12/31/2012  21.96521.74828
12/31/2013  21.74820.66316
12/31/2014  20.66320.76217
12/31/2015  20.76220.27538
2.90%
12/31/2007  N/A19.7610
12/31/2008  19.76120.6517
12/31/2009  20.65120.68283
12/31/2010  20.68221.15271
12/31/2011  21.15221.716115
12/31/2012  21.71621.49058
12/31/2013  21.49020.40823
12/31/2014  20.40820.49618
12/31/2015  20.49620.00419
2.95%
12/31/2007  N/A19.5760
12/31/2008  19.57620.44814
12/31/2009  20.44820.46897
12/31/2010  20.46820.92365
12/31/2011  20.92321.47072
12/31/2012  21.47021.23640
12/31/2013  21.23620.15732
12/31/2014  20.15720.23342
12/31/2015  20.23319.73836
3.00%
12/31/2008  N/A20.2460
12/31/2009  20.24620.2561
12/31/2010  20.25620.6960
12/31/2011  20.69621.2268
12/31/2012  21.22620.9848
12/31/2013  20.98419.9088
12/31/2014  19.90819.9737
12/31/2015  19.97319.47516
3.05%
12/31/2009  N/A20.04627
12/31/2010  20.04620.47123
12/31/2011  20.47120.98695
12/31/2012  20.98620.73623
12/31/2013  20.73619.6639
12/31/2014  19.66319.71710
12/31/2015  19.71719.21613
3.10%
12/31/2009  N/A19.83876
12/31/2010  19.83820.24954
12/31/2011  20.24920.74734
12/31/2012  20.74720.49022
12/31/2013  20.49019.42019
12/31/2014  19.42019.46419
12/31/2015  19.46418.96015
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2009  N/A19.6331
12/31/2010  19.63320.0291
12/31/2011  20.02920.5120
12/31/2012  20.51220.2480
12/31/2013  20.24819.1800
12/31/2014  19.18019.2151
12/31/2015  19.21518.7075
3.20%
12/31/2013  N/A18.4410
12/31/2014  18.44118.4650
12/31/2015  18.46517.9680
3.25%
12/31/2013  N/A18.2140
12/31/2014  18.21418.2280
12/31/2015  18.22817.7290
3.30%
12/31/2013  N/A18.4790
12/31/2014  18.47918.4850
12/31/2015  18.48517.9690
3.35%
12/31/2013  N/A17.7670
12/31/2014  17.76717.7630
12/31/2015  17.76317.2590
3.40%
12/31/2013  N/A17.5480
12/31/2014  17.54817.5350
12/31/2015  17.53517.0290
JPMorgan Insurance Trust Core Bond Portfolio
1.65%
12/31/2014  N/A13.2217
12/31/2015  13.22113.117101
1.70%
12/31/2014  N/A13.16638
12/31/2015  13.16613.056124
1.75%
12/31/2014  N/A13.1110
12/31/2015  13.11112.9955
1.95%
12/31/2014  N/A12.8935
12/31/2015  12.89312.7538
2.05%
12/31/2014  N/A12.7860
12/31/2015  12.78612.6340
MFS VIT Total Return Bond Portfolio
1.65%
12/31/2014  N/A17.11294
12/31/2015  17.11216.734199
1.70%
12/31/2014  N/A16.987139
12/31/2015  16.98716.603132
1.75%
12/31/2014  N/A16.86263
12/31/2015  16.86216.47465
1.95%
12/31/2014  N/A16.37467
12/31/2015  16.37415.96544

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2014  N/A16.1350
12/31/2015  16.13515.7160
PIMCO VIT All Asset Portfolio
1.65%
12/31/2007  N/A12.83453
12/31/2008  12.83410.62497
12/31/2009  10.62412.704201
12/31/2010  12.70414.1321459
12/31/2011  14.13214.1733008
12/31/2012  14.17316.0244199
12/31/2013  16.02415.8053561
12/31/2014  15.80515.6202873
12/31/2015  15.62013.9832155
1.70%
12/31/2007  N/A12.81142
12/31/2008  12.81110.59977
12/31/2009  10.59912.668164
12/31/2010  12.66814.0851261
12/31/2011  14.08514.1192220
12/31/2012  14.11915.9543214
12/31/2013  15.95415.7283123
12/31/2014  15.72815.5362769
12/31/2015  15.53613.9022559
1.75%
12/31/2009  N/A13.3674
12/31/2010  13.36714.855200
12/31/2011  14.85514.883445
12/31/2012  14.88316.809584
12/31/2013  16.80916.563456
12/31/2014  16.56316.352229
12/31/2015  16.35214.625119
1.80%
12/31/2008  N/A10.550128
12/31/2009  10.55012.597378
12/31/2010  12.59713.992509
12/31/2011  13.99214.011644
12/31/2012  14.01115.816875
12/31/2013  15.81615.577871
12/31/2014  15.57715.371844
12/31/2015  15.37113.740794
1.95%
12/31/2007  N/A12.6943
12/31/2008  12.69410.4769
12/31/2009  10.47612.490214
12/31/2010  12.49013.852689
12/31/2011  13.85213.8511116
12/31/2012  13.85115.6121361
12/31/2013  15.61215.3521161
12/31/2014  15.35215.127918
12/31/2015  15.12713.502798
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2008  N/A10.427262
12/31/2009  10.42712.419243
12/31/2010  12.41913.760308
12/31/2011  13.76013.745342
12/31/2012  13.74515.477380
12/31/2013  15.47715.204324
12/31/2014  15.20414.966275
12/31/2015  14.96613.345177
2.10%
12/31/2007  N/A12.6240
12/31/2008  12.62410.403175
12/31/2009  10.40312.384340
12/31/2010  12.38413.714380
12/31/2011  13.71413.692420
12/31/2012  13.69215.410457
12/31/2013  15.41015.131458
12/31/2014  15.13114.887407
12/31/2015  14.88713.267360
2.15%
12/31/2008  N/A10.3788
12/31/2009  10.37812.3496
12/31/2010  12.34913.66911
12/31/2011  13.66913.6409
12/31/2012  13.64015.34311
12/31/2013  15.34315.05810
12/31/2014  15.05814.80710
12/31/2015  14.80713.1907
2.20%
12/31/2007  N/A12.5780
12/31/2008  12.57810.354122
12/31/2009  10.35412.314316
12/31/2010  12.31413.623395
12/31/2011  13.62313.588406
12/31/2012  13.58815.277456
12/31/2013  15.27714.985359
12/31/2014  14.98514.729312
12/31/2015  14.72913.113242
2.25%
12/31/2007  N/A12.5550
12/31/2008  12.55510.33042
12/31/2009  10.33012.279161
12/31/2010  12.27913.578218
12/31/2011  13.57813.536272
12/31/2012  13.53615.211313
12/31/2013  15.21114.913268
12/31/2014  14.91314.650252
12/31/2015  14.65013.037195
2.30%
12/31/2009  N/A12.2440
12/31/2010  12.24413.5320
12/31/2011  13.53213.4840
12/31/2012  13.48415.1456
12/31/2013  15.14514.8418
12/31/2014  14.84114.57214
12/31/2015  14.57212.96118

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
12/31/2007  N/A12.5090
12/31/2008  12.50910.282233
12/31/2009  10.28212.210973
12/31/2010  12.21013.4871180
12/31/2011  13.48713.4321271
12/31/2012  13.43215.0791360
12/31/2013  15.07914.7691278
12/31/2014  14.76914.4951070
12/31/2015  14.49512.886888
2.40%
12/31/2007  N/A12.4860
12/31/2008  12.48610.25843
12/31/2009  10.25812.17597
12/31/2010  12.17513.442135
12/31/2011  13.44213.381162
12/31/2012  13.38115.014185
12/31/2013  15.01414.698193
12/31/2014  14.69814.417159
12/31/2015  14.41712.811163
2.45%
12/31/2007  N/A12.4630
12/31/2008  12.46310.234131
12/31/2009  10.23412.141209
12/31/2010  12.14113.398223
12/31/2011  13.39813.330260
12/31/2012  13.33014.949283
12/31/2013  14.94914.627271
12/31/2014  14.62714.341230
12/31/2015  14.34112.736207
2.50%
12/31/2007  N/A12.4400
12/31/2008  12.44010.210103
12/31/2009  10.21012.106811
12/31/2010  12.10613.3531108
12/31/2011  13.35313.2791068
12/31/2012  13.27914.8841090
12/31/2013  14.88414.5561032
12/31/2014  14.55614.264890
12/31/2015  14.26412.662768
2.55%
12/31/2007  N/A12.4170
12/31/2008  12.41710.18619
12/31/2009  10.18612.07264
12/31/2010  12.07213.30873
12/31/2011  13.30813.22882
12/31/2012  13.22814.82083
12/31/2013  14.82014.48669
12/31/2014  14.48614.18849
12/31/2015  14.18812.58843

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007  N/A12.3940
12/31/2008  12.39410.162170
12/31/2009  10.16212.038476
12/31/2010  12.03813.264515
12/31/2011  13.26413.177566
12/31/2012  13.17714.756565
12/31/2013  14.75614.416530
12/31/2014  14.41614.113495
12/31/2015  14.11312.515471
2.65%
12/31/2007  N/A12.3720
12/31/2008  12.37210.13955
12/31/2009  10.13912.004400
12/31/2010  12.00413.220472
12/31/2011  13.22013.127525
12/31/2012  13.12714.692565
12/31/2013  14.69214.347509
12/31/2014  14.34714.038460
12/31/2015  14.03812.442378
2.70%
12/31/2007  N/A12.3490
12/31/2008  12.34910.1159
12/31/2009  10.11511.97058
12/31/2010  11.97013.17685
12/31/2011  13.17613.07685
12/31/2012  13.07614.62887
12/31/2013  14.62814.27790
12/31/2014  14.27713.96360
12/31/2015  13.96312.37055
2.75%
12/31/2007  N/A12.3260
12/31/2008  12.32610.09116
12/31/2009  10.09111.936320
12/31/2010  11.93613.132325
12/31/2011  13.13213.026384
12/31/2012  13.02614.565405
12/31/2013  14.56514.208329
12/31/2014  14.20813.889278
12/31/2015  13.88912.298225
2.80%
12/31/2007  N/A12.3040
12/31/2008  12.30410.06812
12/31/2009  10.06811.902173
12/31/2010  11.90213.088242
12/31/2011  13.08812.977225
12/31/2012  12.97714.502237
12/31/2013  14.50214.140225
12/31/2014  14.14013.815205
12/31/2015  13.81512.226194

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2007  N/A12.2810
12/31/2008  12.28110.0443
12/31/2009  10.04411.86856
12/31/2010  11.86813.04557
12/31/2011  13.04512.92762
12/31/2012  12.92714.43968
12/31/2013  14.43914.07261
12/31/2014  14.07213.74160
12/31/2015  13.74112.15543
2.90%
12/31/2007  N/A12.2590
12/31/2008  12.25910.0219
12/31/2009  10.02111.834126
12/31/2010  11.83413.001150
12/31/2011  13.00112.877155
12/31/2012  12.87714.377167
12/31/2013  14.37714.004135
12/31/2014  14.00413.668128
12/31/2015  13.66812.084112
2.95%
12/31/2007  N/A12.2360
12/31/2008  12.2369.9977
12/31/2009  9.99711.80155
12/31/2010  11.80112.95884
12/31/2011  12.95812.82870
12/31/2012  12.82814.31487
12/31/2013  14.31413.93669
12/31/2014  13.93613.59567
12/31/2015  13.59512.01462
3.00%
12/31/2008  N/A9.9740
12/31/2009  9.97411.76713
12/31/2010  11.76712.91515
12/31/2011  12.91512.77912
12/31/2012  12.77914.25224
12/31/2013  14.25213.86912
12/31/2014  13.86913.52321
12/31/2015  13.52311.9449
3.05%
12/31/2009  N/A11.73479
12/31/2010  11.73412.87269
12/31/2011  12.87212.73060
12/31/2012  12.73014.19169
12/31/2013  14.19113.80235
12/31/2014  13.80213.45140
12/31/2015  13.45111.87434
3.10%
12/31/2009  N/A11.70129
12/31/2010  11.70112.82935
12/31/2011  12.82912.68131
12/31/2012  12.68114.12934
12/31/2013  14.12913.73534
12/31/2014  13.73513.37929
12/31/2015  13.37911.80530
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2009  N/A11.6686
12/31/2010  11.66812.7866
12/31/2011  12.78612.6336
12/31/2012  12.63314.0684
12/31/2013  14.06813.6693
12/31/2014  13.66913.3088
12/31/2015  13.30811.7368
3.20%
12/31/2013  N/A14.3431
12/31/2014  14.34313.9572
12/31/2015  13.95712.3021
3.25%
12/31/2013  N/A14.2660
12/31/2014  14.26613.8750
12/31/2015  13.87512.2250
3.30%
12/31/2013  N/A13.4720
12/31/2014  13.47213.0965
12/31/2015  13.09611.5325
3.35%
12/31/2013  N/A14.1140
12/31/2014  14.11413.7142
12/31/2015  13.71412.0704
3.40%
12/31/2013  N/A14.0390
12/31/2014  14.03913.6340
12/31/2015  13.63411.9940
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.65%
12/31/2007  N/A12.73054
12/31/2008  12.7307.038105
12/31/2009  7.0389.79855
12/31/2010  9.79812.001198
12/31/2011  12.00110.913349
12/31/2012  10.91311.312352
12/31/2013  11.3129.491285
12/31/2014  9.4917.616210
12/31/2015  7.6165.566179
1.70%
12/31/2007  N/A12.713113
12/31/2008  12.7137.025247
12/31/2009  7.0259.775134
12/31/2010  9.77511.967267
12/31/2011  11.96710.877453
12/31/2012  10.87711.269441
12/31/2013  11.2699.450424
12/31/2014  9.4507.579323
12/31/2015  7.5795.536320
1.75%
12/31/2009  N/A9.7524
12/31/2010  9.75211.93316
12/31/2011  11.93310.84125
12/31/2012  10.84111.22624
12/31/2013  11.2269.40920
12/31/2014  9.4097.54213
12/31/2015  7.5425.50612

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2008  N/A7.000241
12/31/2009  7.0009.730445
12/31/2010  9.73011.900381
12/31/2011  11.90010.804356
12/31/2012  10.80411.183327
12/31/2013  11.1839.369326
12/31/2014  9.3697.506220
12/31/2015  7.5065.477244
1.95%
12/31/2007  N/A12.62913
12/31/2008  12.6296.96134
12/31/2009  6.9619.662218
12/31/2010  9.66211.799262
12/31/2011  11.79910.697315
12/31/2012  10.69711.054299
12/31/2013  11.0549.247300
12/31/2014  9.2477.398269
12/31/2015  7.3985.390262
2.05%
12/31/2008  N/A6.935101
12/31/2009  6.9359.617144
12/31/2010  9.61711.732108
12/31/2011  11.73210.626151
12/31/2012  10.62610.970115
12/31/2013  10.9709.16776
12/31/2014  9.1677.32741
12/31/2015  7.3275.33344
2.10%
12/31/2007  N/A12.5780
12/31/2008  12.5786.923288
12/31/2009  6.9239.594507
12/31/2010  9.59411.699470
12/31/2011  11.69910.590415
12/31/2012  10.59010.928406
12/31/2013  10.9289.128431
12/31/2014  9.1287.291388
12/31/2015  7.2915.304463
2.15%
12/31/2008  N/A6.91015
12/31/2009  6.9109.57217
12/31/2010  9.57211.66518
12/31/2011  11.66510.55511
12/31/2012  10.55510.8867
12/31/2013  10.8869.0888
12/31/2014  9.0887.2568
12/31/2015  7.2565.27610
2.20%
12/31/2007  N/A12.5440
12/31/2008  12.5446.897414
12/31/2009  6.8979.549694
12/31/2010  9.54911.632630
12/31/2011  11.63210.520642
12/31/2012  10.52010.844592
12/31/2013  10.8449.049640
12/31/2014  9.0497.221627
12/31/2015  7.2215.248695
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2007  N/A12.5280
12/31/2008  12.5286.885159
12/31/2009  6.8859.527387
12/31/2010  9.52711.599446
12/31/2011  11.59910.485417
12/31/2012  10.48510.803404
12/31/2013  10.8039.010395
12/31/2014  9.0107.186408
12/31/2015  7.1865.220445
2.30%
12/31/2009  N/A9.5057
12/31/2010  9.50511.5663
12/31/2011  11.56610.4501
12/31/2012  10.45010.7610
12/31/2013  10.7618.9710
12/31/2014  8.9717.1510
12/31/2015  7.1515.1921
2.35%
12/31/2007  N/A12.4940
12/31/2008  12.4946.859513
12/31/2009  6.8599.483852
12/31/2010  9.48311.534783
12/31/2011  11.53410.415748
12/31/2012  10.41510.720685
12/31/2013  10.7208.932693
12/31/2014  8.9327.117681
12/31/2015  7.1175.165835
2.40%
12/31/2007  N/A12.4780
12/31/2008  12.4786.847187
12/31/2009  6.8479.460275
12/31/2010  9.46011.501307
12/31/2011  11.50110.380301
12/31/2012  10.38010.679296
12/31/2013  10.6798.893282
12/31/2014  8.8937.083249
12/31/2015  7.0835.137292
2.45%
12/31/2007  N/A12.4610
12/31/2008  12.4616.834182
12/31/2009  6.8349.438252
12/31/2010  9.43811.468241
12/31/2011  11.46810.346204
12/31/2012  10.34610.638193
12/31/2013  10.6388.855194
12/31/2014  8.8557.048170
12/31/2015  7.0485.110195
2.50%
12/31/2007  N/A12.4440
12/31/2008  12.4446.822360
12/31/2009  6.8229.416569
12/31/2010  9.41611.436514
12/31/2011  11.43610.311530
12/31/2012  10.31110.597484
12/31/2013  10.5978.816467
12/31/2014  8.8167.014480
12/31/2015  7.0145.083551

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2007  N/A12.4280
12/31/2008  12.4286.80988
12/31/2009  6.8099.394253
12/31/2010  9.39411.403234
12/31/2011  11.40310.277255
12/31/2012  10.27710.557218
12/31/2013  10.5578.778223
12/31/2014  8.7786.980195
12/31/2015  6.9805.056255
2.60%
12/31/2007  N/A12.4110
12/31/2008  12.4116.797120
12/31/2009  6.7979.372180
12/31/2010  9.37211.371148
12/31/2011  11.37110.243158
12/31/2012  10.24310.516137
12/31/2013  10.5168.740181
12/31/2014  8.7406.947214
12/31/2015  6.9475.029279
2.65%
12/31/2007  N/A12.3940
12/31/2008  12.3946.784218
12/31/2009  6.7849.350341
12/31/2010  9.35011.339442
12/31/2011  11.33910.208396
12/31/2012  10.20810.476398
12/31/2013  10.4768.702322
12/31/2014  8.7026.913310
12/31/2015  6.9135.002344
2.70%
12/31/2007  N/A12.3780
12/31/2008  12.3786.77248
12/31/2009  6.7729.329107
12/31/2010  9.32911.307107
12/31/2011  11.30710.174105
12/31/2012  10.17410.43675
12/31/2013  10.4368.66476
12/31/2014  8.6646.88088
12/31/2015  6.8804.97585
2.75%
12/31/2007  N/A12.3610
12/31/2008  12.3616.75936
12/31/2009  6.7599.30775
12/31/2010  9.30711.275101
12/31/2011  11.27510.14198
12/31/2012  10.14110.39698
12/31/2013  10.3968.62779
12/31/2014  8.6276.84782
12/31/2015  6.8474.949113
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
12/31/2007  N/A12.3450
12/31/2008  12.3456.74780
12/31/2009  6.7479.285160
12/31/2010  9.28511.243100
12/31/2011  11.24310.107101
12/31/2012  10.10710.35684
12/31/2013  10.3568.59084
12/31/2014  8.5906.81374
12/31/2015  6.8134.92294
2.85%
12/31/2007  N/A12.3280
12/31/2008  12.3286.73422
12/31/2009  6.7349.26354
12/31/2010  9.26311.21156
12/31/2011  11.21110.07351
12/31/2012  10.07310.31647
12/31/2013  10.3168.55255
12/31/2014  8.5526.78139
12/31/2015  6.7814.89650
2.90%
12/31/2007  N/A12.3120
12/31/2008  12.3126.72243
12/31/2009  6.7229.24263
12/31/2010  9.24211.17951
12/31/2011  11.17910.04048
12/31/2012  10.04010.27745
12/31/2013  10.2778.51561
12/31/2014  8.5156.74883
12/31/2015  6.7484.870110
2.95%
12/31/2007  N/A12.2950
12/31/2008  12.2956.71046
12/31/2009  6.7109.22065
12/31/2010  9.22011.14746
12/31/2011  11.14710.00653
12/31/2012  10.00610.23743
12/31/2013  10.2378.47849
12/31/2014  8.4786.71550
12/31/2015  6.7154.84460
3.00%
12/31/2008  N/A6.6973
12/31/2009  6.6979.1997
12/31/2010  9.19911.1169
12/31/2011  11.1169.9736
12/31/2012  9.97310.1985
12/31/2013  10.1988.4425
12/31/2014  8.4426.6839
12/31/2015  6.6834.81815
3.05%
12/31/2009  N/A9.1779
12/31/2010  9.17711.0840
12/31/2011  11.0849.9400
12/31/2012  9.94010.1590
12/31/2013  10.1598.4052
12/31/2014  8.4056.65143
12/31/2015  6.6514.79369

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
12/31/2009  N/A9.15621
12/31/2010  9.15611.0533
12/31/2011  11.0539.9060
12/31/2012  9.90610.1200
12/31/2013  10.1208.3690
12/31/2014  8.3696.6180
12/31/2015  6.6184.7670
3.15%
12/31/2009  N/A9.1342
12/31/2010  9.13411.0220
12/31/2011  11.0229.8730
12/31/2012  9.87310.0810
12/31/2013  10.0818.33310
12/31/2014  8.3336.58620
12/31/2015  6.5864.74232
3.20%
12/31/2013  N/A9.2200
12/31/2014  9.2207.2850
12/31/2015  7.2855.2422
3.25%
12/31/2013  N/A9.1770
12/31/2014  9.1777.2460
12/31/2015  7.2465.2120
3.30%
12/31/2013  N/A8.2250
12/31/2014  8.2256.4927
12/31/2015  6.4924.66611
3.35%
12/31/2013  N/A9.0900
12/31/2014  9.0907.17119
12/31/2015  7.1715.15223
3.40%
12/31/2013  N/A9.0460
12/31/2014  9.0467.1330
12/31/2015  7.1335.1220
PIMCO VIT Emerging Markets Bond Portfolio
1.65%
12/31/2007  N/A12.20523
12/31/2008  12.20510.25329
12/31/2009  10.25313.170133
12/31/2010  13.17014.530999
12/31/2011  14.53015.1981423
12/31/2012  15.19817.6241339
12/31/2013  17.62416.1281325
12/31/2014  16.12816.1061208
12/31/2015  16.10615.4861047
1.70%
12/31/2007  N/A12.189127
12/31/2008  12.18910.234134
12/31/2009  10.23413.139207
12/31/2010  13.13914.4891138
12/31/2011  14.48915.1481556
12/31/2012  15.14817.5571435
12/31/2013  17.55716.0581421
12/31/2014  16.05816.0281313
12/31/2015  16.02815.4041175
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2009  N/A13.10810
12/31/2010  13.10814.44880
12/31/2011  14.44815.097272
12/31/2012  15.09717.490241
12/31/2013  17.49015.989211
12/31/2014  15.98915.951128
12/31/2015  15.95115.322125
1.80%
12/31/2008  N/A10.19647
12/31/2009  10.19613.077134
12/31/2010  13.07714.407203
12/31/2011  14.40715.047190
12/31/2012  15.04717.423173
12/31/2013  17.42315.919190
12/31/2014  15.91915.874195
12/31/2015  15.87415.240187
1.95%
12/31/2007  N/A12.10815
12/31/2008  12.10810.14013
12/31/2009  10.14012.98693
12/31/2010  12.98614.285377
12/31/2011  14.28514.897474
12/31/2012  14.89717.223453
12/31/2013  17.22315.713414
12/31/2014  15.71315.645332
12/31/2015  15.64514.998568
2.05%
12/31/2008  N/A10.10316
12/31/2009  10.10312.92561
12/31/2010  12.92514.204139
12/31/2011  14.20414.798149
12/31/2012  14.79817.091120
12/31/2013  17.09115.578101
12/31/2014  15.57815.49477
12/31/2015  15.49414.83964
2.10%
12/31/2007  N/A12.0590
12/31/2008  12.05910.08471
12/31/2009  10.08412.895143
12/31/2010  12.89514.164169
12/31/2011  14.16414.748147
12/31/2012  14.74817.026152
12/31/2013  17.02615.510151
12/31/2014  15.51015.419130
12/31/2015  15.41914.760117
2.15%
12/31/2008  N/A10.0661
12/31/2009  10.06612.8655
12/31/2010  12.86514.12410
12/31/2011  14.12414.6991
12/31/2012  14.69916.9602
12/31/2013  16.96015.4432
12/31/2014  15.44315.3452
12/31/2015  15.34514.6813

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2007  N/A12.0270
12/31/2008  12.02710.047126
12/31/2009  10.04712.835219
12/31/2010  12.83514.084296
12/31/2011  14.08414.650241
12/31/2012  14.65016.895226
12/31/2013  16.89515.376233
12/31/2014  15.37615.271183
12/31/2015  15.27114.603136
2.25%
12/31/2007  N/A12.0110
12/31/2008  12.01110.02922
12/31/2009  10.02912.80588
12/31/2010  12.80514.044133
12/31/2011  14.04414.602156
12/31/2012  14.60216.831155
12/31/2013  16.83115.310153
12/31/2014  15.31015.19795
12/31/2015  15.19714.52584
2.30%
12/31/2009  N/A12.7751
12/31/2010  12.77514.0043
12/31/2011  14.00414.5530
12/31/2012  14.55316.7660
12/31/2013  16.76615.2430
12/31/2014  15.24315.1240
12/31/2015  15.12414.4480
2.35%
12/31/2007  N/A11.9790
12/31/2008  11.9799.992109
12/31/2009  9.99212.745374
12/31/2010  12.74513.964576
12/31/2011  13.96414.504485
12/31/2012  14.50416.702453
12/31/2013  16.70215.177397
12/31/2014  15.17715.051327
12/31/2015  15.05114.371264
2.40%
12/31/2007  N/A11.9630
12/31/2008  11.9639.97463
12/31/2009  9.97412.716148
12/31/2010  12.71613.925183
12/31/2011  13.92514.456174
12/31/2012  14.45616.638149
12/31/2013  16.63815.111149
12/31/2014  15.11114.978128
12/31/2015  14.97814.29499
2.45%
12/31/2007  N/A11.9470
12/31/2008  11.9479.95548
12/31/2009  9.95512.68659
12/31/2010  12.68613.885106
12/31/2011  13.88514.40883
12/31/2012  14.40816.57469
12/31/2013  16.57415.04646
12/31/2014  15.04614.90643
12/31/2015  14.90614.21829
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
12/31/2007  N/A11.9310
12/31/2008  11.9319.93790
12/31/2009  9.93712.656259
12/31/2010  12.65613.846351
12/31/2011  13.84614.360265
12/31/2012  14.36016.511231
12/31/2013  16.51114.981194
12/31/2014  14.98114.834157
12/31/2015  14.83414.142137
2.55%
12/31/2007  N/A11.9150
12/31/2008  11.9159.91926
12/31/2009  9.91912.62778
12/31/2010  12.62713.807112
12/31/2011  13.80714.31289
12/31/2012  14.31216.44775
12/31/2013  16.44714.91681
12/31/2014  14.91614.76277
12/31/2015  14.76214.06768
2.60%
12/31/2007  N/A11.8990
12/31/2008  11.8999.90140
12/31/2009  9.90112.597120
12/31/2010  12.59713.767227
12/31/2011  13.76714.264193
12/31/2012  14.26416.384152
12/31/2013  16.38414.85188
12/31/2014  14.85114.691102
12/31/2015  14.69113.99276
2.65%
12/31/2007  N/A11.8830
12/31/2008  11.8839.88242
12/31/2009  9.88212.568162
12/31/2010  12.56813.728205
12/31/2011  13.72814.217175
12/31/2012  14.21716.321164
12/31/2013  16.32114.787169
12/31/2014  14.78714.620157
12/31/2015  14.62013.918137
2.70%
12/31/2007  N/A11.8670
12/31/2008  11.8679.86411
12/31/2009  9.86412.53853
12/31/2010  12.53813.69055
12/31/2011  13.69014.16928
12/31/2012  14.16916.25926
12/31/2013  16.25914.72324
12/31/2014  14.72314.54925
12/31/2015  14.54913.84318

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.75%
12/31/2007  N/A11.8510
12/31/2008  11.8519.84619
12/31/2009  9.84612.50963
12/31/2010  12.50913.65175
12/31/2011  13.65114.12273
12/31/2012  14.12216.19753
12/31/2013  16.19714.65947
12/31/2014  14.65914.47993
12/31/2015  14.47913.77081
2.80%
12/31/2007  N/A11.8350
12/31/2008  11.8359.8289
12/31/2009  9.82812.480111
12/31/2010  12.48013.612141
12/31/2011  13.61214.07588
12/31/2012  14.07516.13582
12/31/2013  16.13514.59683
12/31/2014  14.59614.40965
12/31/2015  14.40913.69661
2.85%
12/31/2007  N/A11.8200
12/31/2008  11.8209.8106
12/31/2009  9.81012.45125
12/31/2010  12.45113.57331
12/31/2011  13.57314.02831
12/31/2012  14.02816.07329
12/31/2013  16.07314.53317
12/31/2014  14.53314.33912
12/31/2015  14.33913.62311
2.90%
12/31/2007  N/A11.8040
12/31/2008  11.8049.79211
12/31/2009  9.79212.42248
12/31/2010  12.42213.53544
12/31/2011  13.53513.98237
12/31/2012  13.98216.01138
12/31/2013  16.01114.47031
12/31/2014  14.47014.27039
12/31/2015  14.27013.55136
2.95%
12/31/2007  N/A11.7880
12/31/2008  11.7889.7744
12/31/2009  9.77412.39372
12/31/2010  12.39313.49739
12/31/2011  13.49713.93517
12/31/2012  13.93515.95029
12/31/2013  15.95014.40717
12/31/2014  14.40714.20118
12/31/2015  14.20113.47916
3.00%
12/31/2008  N/A9.7560
12/31/2009  9.75612.3646
12/31/2010  12.36413.4586
12/31/2011  13.45813.8895
12/31/2012  13.88915.8894
12/31/2013  15.88914.3455
12/31/2014  14.34514.1332
12/31/2015  14.13313.4070
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
12/31/2009  N/A12.33520
12/31/2010  12.33513.42026
12/31/2011  13.42013.84225
12/31/2012  13.84215.82826
12/31/2013  15.82814.28210
12/31/2014  14.28214.06411
12/31/2015  14.06413.33611
3.10%
12/31/2009  N/A12.30617
12/31/2010  12.30613.38231
12/31/2011  13.38213.79621
12/31/2012  13.79615.76721
12/31/2013  15.76714.2216
12/31/2014  14.22113.9976
12/31/2015  13.99713.2645
3.15%
12/31/2009  N/A12.2773
12/31/2010  12.27713.34421
12/31/2011  13.34413.7502
12/31/2012  13.75015.7071
12/31/2013  15.70714.1593
12/31/2014  14.15913.9294
12/31/2015  13.92913.1943
3.20%
12/31/2013  N/A22.1020
12/31/2014  22.10221.7320
12/31/2015  21.73220.5750
3.25%
12/31/2013  N/A21.9780
12/31/2014  21.97821.5990
12/31/2015  21.59920.4390
3.30%
12/31/2013  N/A13.9760
12/31/2014  13.97613.7280
12/31/2015  13.72812.9841
3.35%
12/31/2013  N/A21.7310
12/31/2014  21.73121.3351
12/31/2015  21.33520.1691
3.40%
12/31/2013  N/A21.6090
12/31/2014  21.60921.2050
12/31/2015  21.20520.0360
PIMCO VIT Global Advantage Strategy Bond Portfolio
1.65%
12/31/2011  N/A9.797608
12/31/2012  9.79710.233990
12/31/2013  10.2339.7491003
12/31/2014  9.7499.4461007
12/31/2015  9.4468.824958
1.70%
12/31/2011  N/A9.794358
12/31/2012  9.79410.224839
12/31/2013  10.2249.7361132
12/31/2014  9.7369.4291111
12/31/2015  9.4298.8031149

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2011  N/A9.79128
12/31/2012  9.79110.21647
12/31/2013  10.2169.72326
12/31/2014  9.7239.41119
12/31/2015  9.4118.78317
1.80%
12/31/2011  N/A9.7887
12/31/2012  9.78810.20711
12/31/2013  10.2079.7109
12/31/2014  9.7109.39416
12/31/2015  9.3948.7629
1.95%
12/31/2011  N/A9.778234
12/31/2012  9.77810.182387
12/31/2013  10.1829.671291
12/31/2014  9.6719.342273
12/31/2015  9.3428.701243
2.05%
12/31/2011  N/A9.77117
12/31/2012  9.77110.16421
12/31/2013  10.1649.64522
12/31/2014  9.6459.30818
12/31/2015  9.3088.66021
2.10%
12/31/2011  N/A9.7685
12/31/2012  9.76810.15611
12/31/2013  10.1569.63228
12/31/2014  9.6329.29133
12/31/2015  9.2918.64033
2.15%
12/31/2011  N/A9.7651
12/31/2012  9.76510.1470
12/31/2013  10.1479.6190
12/31/2014  9.6199.2740
12/31/2015  9.2748.6200
2.20%
12/31/2011  N/A9.76129
12/31/2012  9.76110.13938
12/31/2013  10.1399.60643
12/31/2014  9.6069.25751
12/31/2015  9.2578.60048
2.25%
12/31/2011  N/A9.75812
12/31/2012  9.75810.13022
12/31/2013  10.1309.59322
12/31/2014  9.5939.24028
12/31/2015  9.2408.58033
2.30%
12/31/2011  N/A9.7556
12/31/2012  9.75510.12211
12/31/2013  10.1229.58112
12/31/2014  9.5819.2230
12/31/2015  9.2238.5600
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
12/31/2011  N/A9.75259
12/31/2012  9.75210.11358
12/31/2013  10.1139.56852
12/31/2014  9.5689.20660
12/31/2015  9.2068.54061
2.40%
12/31/2011  N/A9.7487
12/31/2012  9.74810.10522
12/31/2013  10.1059.55525
12/31/2014  9.5559.18936
12/31/2015  9.1898.52034
2.45%
12/31/2011  N/A9.74524
12/31/2012  9.74510.0976
12/31/2013  10.0979.54221
12/31/2014  9.5429.17214
12/31/2015  9.1728.5008
2.50%
12/31/2011  N/A9.74260
12/31/2012  9.74210.08870
12/31/2013  10.0889.52949
12/31/2014  9.5299.15553
12/31/2015  9.1558.48031
2.55%
12/31/2011  N/A9.7381
12/31/2012  9.73810.0804
12/31/2013  10.0809.5179
12/31/2014  9.5179.1394
12/31/2015  9.1398.4607
2.60%
12/31/2011  N/A9.73540
12/31/2012  9.73510.07140
12/31/2013  10.0719.50449
12/31/2014  9.5049.12236
12/31/2015  9.1228.44027
2.65%
12/31/2011  N/A9.73248
12/31/2012  9.73210.0636
12/31/2013  10.0639.49115
12/31/2014  9.4919.1057
12/31/2015  9.1058.42112
2.70%
12/31/2011  N/A9.7291
12/31/2012  9.72910.0543
12/31/2013  10.0549.47910
12/31/2014  9.4799.0882
12/31/2015  9.0888.4012
2.75%
12/31/2011  N/A9.72512
12/31/2012  9.72510.04616
12/31/2013  10.0469.46611
12/31/2014  9.4669.07215
12/31/2015  9.0728.38116

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
12/31/2011  N/A9.7226
12/31/2012  9.72210.0376
12/31/2013  10.0379.4534
12/31/2014  9.4539.0552
12/31/2015  9.0558.3625
2.85%
12/31/2011  N/A9.7195
12/31/2012  9.71910.0295
12/31/2013  10.0299.4414
12/31/2014  9.4419.0384
12/31/2015  9.0388.3423
2.90%
12/31/2011  N/A9.71666
12/31/2012  9.71610.021159
12/31/2013  10.0219.4280
12/31/2014  9.4289.0220
12/31/2015  9.0228.3230
2.95%
12/31/2011  N/A9.7121
12/31/2012  9.71210.0121
12/31/2013  10.0129.4152
12/31/2014  9.4159.0054
12/31/2015  9.0058.3030
3.00%
12/31/2011  N/A9.7090
12/31/2012  9.70910.0040
12/31/2013  10.0049.4030
12/31/2014  9.4038.9890
12/31/2015  8.9898.2844
3.05%
12/31/2011  N/A9.70666
12/31/2012  9.7069.995155
12/31/2013  9.9959.3900
12/31/2014  9.3908.9720
12/31/2015  8.9728.2640
3.10%
12/31/2011  N/A9.7030
12/31/2012  9.7039.9870
12/31/2013  9.9879.3780
12/31/2014  9.3788.9560
12/31/2015  8.9568.2450
3.15%
12/31/2011  N/A9.6990
12/31/2012  9.6999.9790
12/31/2013  9.9799.3650
12/31/2014  9.3658.9390
12/31/2015  8.9398.2260
3.20%
12/31/2013  N/A9.3480
12/31/2014  9.3488.9180
12/31/2015  8.9188.2023
3.25%
12/31/2013  N/A9.3350
12/31/2014  9.3358.9020
12/31/2015  8.9028.1830
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
12/31/2013  N/A9.3230
12/31/2014  9.3238.8860
12/31/2015  8.8868.1650
3.35%
12/31/2013  N/A9.3100
12/31/2014  9.3108.8690
12/31/2015  8.8698.1450
3.40%
12/31/2013  N/A9.2970
12/31/2014  9.2978.8520
12/31/2015  8.8528.1260
PIMCO VIT Global Bond Portfolio (Unhedged)
1.65%
12/31/2007  N/A10.37134
12/31/2008  10.37110.11456
12/31/2009  10.11411.62743
12/31/2010  11.62712.770371
12/31/2011  12.77013.513523
12/31/2012  13.51314.214512
12/31/2013  14.21412.796507
12/31/2014  12.79612.872434
12/31/2015  12.87212.150361
1.70%
12/31/2007  N/A10.357212
12/31/2008  10.35710.096223
12/31/2009  10.09611.600137
12/31/2010  11.60012.734595
12/31/2011  12.73413.468736
12/31/2012  13.46814.159709
12/31/2013  14.15912.741752
12/31/2014  12.74112.809738
12/31/2015  12.80912.086695
1.75%
12/31/2009  N/A11.5725
12/31/2010  11.57212.69819
12/31/2011  12.69813.42342
12/31/2012  13.42314.10539
12/31/2013  14.10512.68523
12/31/2014  12.68512.74822
12/31/2015  12.74812.02115
1.80%
12/31/2008  N/A10.05991
12/31/2009  10.05911.545199
12/31/2010  11.54512.662174
12/31/2011  12.66213.378154
12/31/2012  13.37814.051154
12/31/2013  14.05112.630155
12/31/2014  12.63012.686158
12/31/2015  12.68611.957147

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2007  N/A10.28826
12/31/2008  10.28810.00330
12/31/2009  10.00311.465113
12/31/2010  11.46512.554222
12/31/2011  12.55413.245335
12/31/2012  13.24513.890287
12/31/2013  13.89012.467303
12/31/2014  12.46712.503288
12/31/2015  12.50311.767246
2.05%
12/31/2008  N/A9.96793
12/31/2009  9.96711.41158
12/31/2010  11.41112.48376
12/31/2011  12.48313.15791
12/31/2012  13.15713.78488
12/31/2013  13.78412.35990
12/31/2014  12.35912.38387
12/31/2015  12.38311.64261
2.10%
12/31/2007  N/A10.2470
12/31/2008  10.2479.948100
12/31/2009  9.94811.385161
12/31/2010  11.38512.448142
12/31/2011  12.44813.113124
12/31/2012  13.11313.731152
12/31/2013  13.73112.306144
12/31/2014  12.30612.323123
12/31/2015  12.32311.580113
2.15%
12/31/2008  N/A9.9306
12/31/2009  9.93011.3584
12/31/2010  11.35812.4124
12/31/2011  12.41213.0693
12/31/2012  13.06913.6782
12/31/2013  13.67812.2522
12/31/2014  12.25212.2632
12/31/2015  12.26311.5191
2.20%
12/31/2007  N/A10.2190
12/31/2008  10.2199.912188
12/31/2009  9.91211.331277
12/31/2010  11.33112.377257
12/31/2011  12.37713.026225
12/31/2012  13.02613.626208
12/31/2013  13.62612.199211
12/31/2014  12.19912.204191
12/31/2015  12.20411.457157
2.25%
12/31/2007  N/A10.2060
12/31/2008  10.2069.89470
12/31/2009  9.89411.305133
12/31/2010  11.30512.342158
12/31/2011  12.34212.982143
12/31/2012  12.98213.574156
12/31/2013  13.57412.147133
12/31/2014  12.14712.145128
12/31/2015  12.14511.396105
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2009  N/A11.2792
12/31/2010  11.27912.3070
12/31/2011  12.30712.9390
12/31/2012  12.93913.5220
12/31/2013  13.52212.0940
12/31/2014  12.09412.0870
12/31/2015  12.08711.3360
2.35%
12/31/2007  N/A10.1780
12/31/2008  10.1789.857246
12/31/2009  9.85711.252494
12/31/2010  11.25212.272467
12/31/2011  12.27212.896391
12/31/2012  12.89613.470354
12/31/2013  13.47012.042326
12/31/2014  12.04212.028275
12/31/2015  12.02811.275239
2.40%
12/31/2007  N/A10.1650
12/31/2008  10.1659.83973
12/31/2009  9.83911.226208
12/31/2010  11.22612.237234
12/31/2011  12.23712.853169
12/31/2012  12.85313.418141
12/31/2013  13.41811.989133
12/31/2014  11.98911.970162
12/31/2015  11.97011.215106
2.45%
12/31/2007  N/A10.1510
12/31/2008  10.1519.82158
12/31/2009  9.82111.20094
12/31/2010  11.20012.203106
12/31/2011  12.20312.81091
12/31/2012  12.81013.36773
12/31/2013  13.36711.93768
12/31/2014  11.93711.91260
12/31/2015  11.91211.15554
2.50%
12/31/2007  N/A10.1380
12/31/2008  10.1389.803186
12/31/2009  9.80311.174338
12/31/2010  11.17412.168305
12/31/2011  12.16812.767265
12/31/2012  12.76713.316246
12/31/2013  13.31611.886215
12/31/2014  11.88611.855194
12/31/2015  11.85511.096147
2.55%
12/31/2007  N/A10.1240
12/31/2008  10.1249.78537
12/31/2009  9.78511.147106
12/31/2010  11.14712.13498
12/31/2011  12.13412.72587
12/31/2012  12.72513.26570
12/31/2013  13.26511.83458
12/31/2014  11.83411.79859
12/31/2015  11.79811.03759

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007  N/A10.1110
12/31/2008  10.1119.76771
12/31/2009  9.76711.121121
12/31/2010  11.12112.099130
12/31/2011  12.09912.682112
12/31/2012  12.68213.214104
12/31/2013  13.21411.783109
12/31/2014  11.78311.74191
12/31/2015  11.74110.97893
2.65%
12/31/2007  N/A10.0970
12/31/2008  10.0979.74999
12/31/2009  9.74911.095237
12/31/2010  11.09512.065253
12/31/2011  12.06512.640249
12/31/2012  12.64013.163230
12/31/2013  13.16311.732188
12/31/2014  11.73211.684167
12/31/2015  11.68410.920142
2.70%
12/31/2007  N/A10.0840
12/31/2008  10.0849.73131
12/31/2009  9.73111.06950
12/31/2010  11.06912.03161
12/31/2011  12.03112.59843
12/31/2012  12.59813.11335
12/31/2013  13.11311.68128
12/31/2014  11.68111.62824
12/31/2015  11.62810.86117
2.75%
12/31/2007  N/A10.0700
12/31/2008  10.0709.71323
12/31/2009  9.71311.04488
12/31/2010  11.04411.99784
12/31/2011  11.99712.55669
12/31/2012  12.55613.06264
12/31/2013  13.06211.63164
12/31/2014  11.63111.57160
12/31/2015  11.57110.80467
2.80%
12/31/2007  N/A10.0570
12/31/2008  10.0579.69527
12/31/2009  9.69511.01892
12/31/2010  11.01811.963105
12/31/2011  11.96312.51486
12/31/2012  12.51413.01279
12/31/2013  13.01211.58077
12/31/2014  11.58011.51572
12/31/2015  11.51510.74666
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2007  N/A10.0430
12/31/2008  10.0439.6782
12/31/2009  9.67810.99210
12/31/2010  10.99211.92919
12/31/2011  11.92912.4734
12/31/2012  12.47312.9624
12/31/2013  12.96211.5306
12/31/2014  11.53011.4606
12/31/2015  11.46010.6895
2.90%
12/31/2007  N/A10.0300
12/31/2008  10.0309.66012
12/31/2009  9.66010.96657
12/31/2010  10.96611.89553
12/31/2011  11.89512.43139
12/31/2012  12.43112.91336
12/31/2013  12.91311.48037
12/31/2014  11.48011.40539
12/31/2015  11.40510.63239
2.95%
12/31/2007  N/A10.0160
12/31/2008  10.0169.6426
12/31/2009  9.64210.94166
12/31/2010  10.94111.86176
12/31/2011  11.86112.39061
12/31/2012  12.39012.86362
12/31/2013  12.86311.43047
12/31/2014  11.43011.34943
12/31/2015  11.34910.57540
3.00%
12/31/2008  N/A9.6241
12/31/2009  9.62410.9154
12/31/2010  10.91511.8287
12/31/2011  11.82812.3487
12/31/2012  12.34812.81410
12/31/2013  12.81411.3812
12/31/2014  11.38111.2952
12/31/2015  11.29510.5192
3.05%
12/31/2009  N/A10.89020
12/31/2010  10.89011.79415
12/31/2011  11.79412.30715
12/31/2012  12.30712.76512
12/31/2013  12.76511.3328
12/31/2014  11.33211.2408
12/31/2015  11.24010.46310
3.10%
12/31/2009  N/A10.86419
12/31/2010  10.86411.76118
12/31/2011  11.76112.26620
12/31/2012  12.26612.71621
12/31/2013  12.71611.28317
12/31/2014  11.28311.18614
12/31/2015  11.18610.40714

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2009  N/A10.8395
12/31/2010  10.83911.7275
12/31/2011  11.72712.2255
12/31/2012  12.22512.6676
12/31/2013  12.66711.2347
12/31/2014  11.23411.1328
12/31/2015  11.13210.35213
3.20%
12/31/2013  N/A15.1880
12/31/2014  15.18815.0430
12/31/2015  15.04313.9820
3.25%
12/31/2013  N/A15.0980
12/31/2014  15.09814.9460
12/31/2015  14.94613.8840
3.30%
12/31/2013  N/A11.0880
12/31/2014  11.08810.9710
12/31/2015  10.97110.1871
3.35%
12/31/2013  N/A14.9170
12/31/2014  14.91714.7530
12/31/2015  14.75313.6910
3.40%
12/31/2013  N/A14.8280
12/31/2014  14.82814.6570
12/31/2015  14.65713.5960
PIMCO VIT Global Dividend Portfolio
1.65%
12/31/2010  N/A10.32020
12/31/2011  10.3209.672449
12/31/2012  9.67210.443521
12/31/2013  10.44312.244466
12/31/2014  12.24412.152375
12/31/2015  12.15210.876286
1.70%
12/31/2010  N/A10.31612
12/31/2011  10.3169.664727
12/31/2012  9.66410.429718
12/31/2013  10.42912.221686
12/31/2014  12.22112.124535
12/31/2015  12.12410.845430
1.75%
12/31/2010  N/A10.3131
12/31/2011  10.3139.65674
12/31/2012  9.65610.41544
12/31/2013  10.41512.19932
12/31/2014  12.19912.09526
12/31/2015  12.09510.81410
1.80%
12/31/2010  N/A10.3093
12/31/2011  10.3099.648756
12/31/2012  9.64810.401721
12/31/2013  10.40112.176601
12/31/2014  12.17612.067561
12/31/2015  12.06710.783436
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2010  N/A10.2996
12/31/2011  10.2999.624586
12/31/2012  9.62410.359565
12/31/2013  10.35912.109508
12/31/2014  12.10911.983398
12/31/2015  11.98310.692346
2.05%
12/31/2010  N/A10.2920
12/31/2011  10.2929.608371
12/31/2012  9.60810.332367
12/31/2013  10.33212.065259
12/31/2014  12.06511.927211
12/31/2015  11.92710.631149
2.10%
12/31/2010  N/A10.2894
12/31/2011  10.2899.600999
12/31/2012  9.60010.318871
12/31/2013  10.31812.043757
12/31/2014  12.04311.899667
12/31/2015  11.89910.601753
2.15%
12/31/2010  N/A10.2851
12/31/2011  10.2859.59249
12/31/2012  9.59210.30448
12/31/2013  10.30412.02144
12/31/2014  12.02111.87144
12/31/2015  11.87110.57131
2.20%
12/31/2010  N/A10.2822
12/31/2011  10.2829.5841048
12/31/2012  9.58410.2901042
12/31/2013  10.29011.998921
12/31/2014  11.99811.844817
12/31/2015  11.84410.541725
2.25%
12/31/2010  N/A10.2780
12/31/2011  10.2789.576733
12/31/2012  9.57610.276700
12/31/2013  10.27611.976604
12/31/2014  11.97611.816511
12/31/2015  11.81610.511471
2.30%
12/31/2010  N/A10.2750
12/31/2011  10.2759.5681
12/31/2012  9.56810.2632
12/31/2013  10.26311.9541
12/31/2014  11.95411.7881
12/31/2015  11.78810.4811
2.35%
12/31/2010  N/A10.27113
12/31/2011  10.2719.5601293
12/31/2012  9.56010.2491251
12/31/2013  10.24911.9321072
12/31/2014  11.93211.761941
12/31/2015  11.76110.452880

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
12/31/2010  N/A10.2680
12/31/2011  10.2689.552571
12/31/2012  9.55210.235560
12/31/2013  10.23511.911495
12/31/2014  11.91111.733463
12/31/2015  11.73310.422435
2.45%
12/31/2010  N/A10.2640
12/31/2011  10.2649.544357
12/31/2012  9.54410.222350
12/31/2013  10.22211.889255
12/31/2014  11.88911.706229
12/31/2015  11.70610.393228
2.50%
12/31/2010  N/A10.2611
12/31/2011  10.2619.536880
12/31/2012  9.53610.208848
12/31/2013  10.20811.867780
12/31/2014  11.86711.679692
12/31/2015  11.67910.363663
2.55%
12/31/2010  N/A10.2570
12/31/2011  10.2579.528614
12/31/2012  9.52810.194588
12/31/2013  10.19411.845556
12/31/2014  11.84511.651495
12/31/2015  11.65110.334451
2.60%
12/31/2010  N/A10.2541
12/31/2011  10.2549.520378
12/31/2012  9.52010.181415
12/31/2013  10.18111.823354
12/31/2014  11.82311.624366
12/31/2015  11.62410.304348
2.65%
12/31/2010  N/A10.2500
12/31/2011  10.2509.512618
12/31/2012  9.51210.167547
12/31/2013  10.16711.802469
12/31/2014  11.80211.597413
12/31/2015  11.59710.275387
2.70%
12/31/2010  N/A10.2470
12/31/2011  10.2479.50493
12/31/2012  9.50410.15366
12/31/2013  10.15311.78050
12/31/2014  11.78011.57038
12/31/2015  11.57010.24639
2.75%
12/31/2010  N/A10.2440
12/31/2011  10.2449.496142
12/31/2012  9.49610.140140
12/31/2013  10.14011.758146
12/31/2014  11.75811.543162
12/31/2015  11.54310.217154
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
12/31/2010  N/A10.2400
12/31/2011  10.2409.488173
12/31/2012  9.48810.126130
12/31/2013  10.12611.73799
12/31/2014  11.73711.51682
12/31/2015  11.51610.18882
2.85%
12/31/2010  N/A10.2370
12/31/2011  10.2379.48078
12/31/2012  9.48010.11376
12/31/2013  10.11311.71555
12/31/2014  11.71511.48937
12/31/2015  11.48910.15937
2.90%
12/31/2010  N/A10.23312
12/31/2011  10.2339.472138
12/31/2012  9.47210.099105
12/31/2013  10.09911.69498
12/31/2014  11.69411.462111
12/31/2015  11.46210.130118
2.95%
12/31/2010  N/A10.2300
12/31/2011  10.2309.46470
12/31/2012  9.46410.08668
12/31/2013  10.08611.67260
12/31/2014  11.67211.43527
12/31/2015  11.43510.10227
3.00%
12/31/2010  N/A10.2260
12/31/2011  10.2269.4571
12/31/2012  9.45710.0721
12/31/2013  10.07211.65116
12/31/2014  11.65111.40916
12/31/2015  11.40910.07317
3.05%
12/31/2013  N/A11.46915
12/31/2014  11.46911.22530
12/31/2015  11.2259.90645
3.10%
12/31/2013  N/A11.4480
12/31/2014  11.44811.1991
12/31/2015  11.1999.8781
3.15%
12/31/2013  N/A11.4278
12/31/2014  11.42711.17215
12/31/2015  11.1729.85027
3.20%
12/31/2013  N/A11.4054
12/31/2014  11.40511.1464
12/31/2015  11.1469.8222
3.25%
12/31/2013  N/A11.3840
12/31/2014  11.38411.1200
12/31/2015  11.1209.7930

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
12/31/2013  N/A11.3630
12/31/2014  11.36311.0936
12/31/2015  11.0939.76512
3.35%
12/31/2013  N/A11.3420
12/31/2014  11.34211.0670
12/31/2015  11.0679.7370
3.40%
12/31/2013  N/A11.3200
12/31/2014  11.32011.0410
12/31/2015  11.0419.7100
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
1.65%
12/31/2009  N/A10.00685
12/31/2010  10.00610.9602429
12/31/2011  10.96010.5945248
12/31/2012  10.59411.3445592
12/31/2013  11.34410.2804702
12/31/2014  10.28010.5873619
12/31/2015  10.58710.3992865
1.70%
12/31/2009  N/A10.00566
12/31/2010  10.00510.9531769
12/31/2011  10.95310.5823530
12/31/2012  10.58211.3263742
12/31/2013  11.32610.2593603
12/31/2014  10.25910.5603111
12/31/2015  10.56010.3672777
1.75%
12/31/2009  N/A10.0044
12/31/2010  10.00410.947309
12/31/2011  10.94710.571740
12/31/2012  10.57111.308723
12/31/2013  11.30810.237642
12/31/2014  10.23710.533221
12/31/2015  10.53310.335173
1.80%
12/31/2009  N/A10.0034
12/31/2010  10.00310.94093
12/31/2011  10.94010.559118
12/31/2012  10.55911.290104
12/31/2013  11.29010.21655
12/31/2014  10.21610.50536
12/31/2015  10.50510.30325
1.95%
12/31/2009  N/A10.00018
12/31/2010  10.00010.921564
12/31/2011  10.92110.5241162
12/31/2012  10.52411.2361193
12/31/2013  11.23610.1521126
12/31/2014  10.15210.424899
12/31/2015  10.42410.208769
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2009  N/A9.9982
12/31/2010  9.99810.90859
12/31/2011  10.90810.501133
12/31/2012  10.50111.200118
12/31/2013  11.20010.109103
12/31/2014  10.10910.37080
12/31/2015  10.37010.14561
2.10%
12/31/2009  N/A9.99715
12/31/2010  9.99710.901192
12/31/2011  10.90110.490254
12/31/2012  10.49011.182308
12/31/2013  11.18210.088231
12/31/2014  10.08810.343210
12/31/2015  10.34310.113205
2.15%
12/31/2009  N/A9.9960
12/31/2010  9.99610.89525
12/31/2011  10.89510.47824
12/31/2012  10.47811.16426
12/31/2013  11.16410.06722
12/31/2014  10.06710.31620
12/31/2015  10.31610.08217
2.20%
12/31/2009  N/A9.99538
12/31/2010  9.99510.888240
12/31/2011  10.88810.467275
12/31/2012  10.46711.146183
12/31/2013  11.14610.046120
12/31/2014  10.04610.28992
12/31/2015  10.28910.051128
2.25%
12/31/2009  N/A9.9947
12/31/2010  9.99410.882182
12/31/2011  10.88210.455123
12/31/2012  10.45511.129129
12/31/2013  11.12910.025137
12/31/2014  10.02510.262135
12/31/2015  10.26210.020126
2.30%
12/31/2009  N/A9.9930
12/31/2010  9.99310.8750
12/31/2011  10.87510.4441
12/31/2012  10.44411.1111
12/31/2013  11.11110.0040
12/31/2014  10.00410.2360
12/31/2015  10.2369.9890
2.35%
12/31/2009  N/A9.99290
12/31/2010  9.99210.869486
12/31/2011  10.86910.433682
12/31/2012  10.43311.093634
12/31/2013  11.0939.983540
12/31/2014  9.98310.209408
12/31/2015  10.2099.958453

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
12/31/2009  N/A9.9910
12/31/2010  9.99110.86272
12/31/2011  10.86210.42199
12/31/2012  10.42111.07594
12/31/2013  11.0759.96281
12/31/2014  9.96210.18375
12/31/2015  10.1839.92785
2.45%
12/31/2009  N/A9.9903
12/31/2010  9.99010.85686
12/31/2011  10.85610.410113
12/31/2012  10.41011.058105
12/31/2013  11.0589.941102
12/31/2014  9.94110.15676
12/31/2015  10.1569.89668
2.50%
12/31/2009  N/A9.98925
12/31/2010  9.98910.849332
12/31/2011  10.84910.398495
12/31/2012  10.39811.040457
12/31/2013  11.0409.920395
12/31/2014  9.92010.130317
12/31/2015  10.1309.866266
2.55%
12/31/2009  N/A9.9891
12/31/2010  9.98910.84311
12/31/2011  10.84310.38717
12/31/2012  10.38711.02212
12/31/2013  11.0229.90015
12/31/2014  9.90010.10419
12/31/2015  10.1049.83518
2.60%
12/31/2009  N/A9.9889
12/31/2010  9.98810.83671
12/31/2011  10.83610.376142
12/31/2012  10.37611.005127
12/31/2013  11.0059.879106
12/31/2014  9.87910.07889
12/31/2015  10.0789.80568
2.65%
12/31/2009  N/A9.9879
12/31/2010  9.98710.830178
12/31/2011  10.83010.364279
12/31/2012  10.36410.987306
12/31/2013  10.9879.858271
12/31/2014  9.85810.051231
12/31/2015  10.0519.775235
2.70%
12/31/2009  N/A9.9860
12/31/2010  9.98610.82327
12/31/2011  10.82310.35361
12/31/2012  10.35310.97072
12/31/2013  10.9709.83757
12/31/2014  9.83710.02554
12/31/2015  10.0259.74469
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.75%
12/31/2009  N/A9.9851
12/31/2010  9.98510.81757
12/31/2011  10.81710.342198
12/31/2012  10.34210.952163
12/31/2013  10.9529.817117
12/31/2014  9.8179.99983
12/31/2015  9.9999.71455
2.80%
12/31/2009  N/A9.9849
12/31/2010  9.98410.81062
12/31/2011  10.81010.330108
12/31/2012  10.33010.935114
12/31/2013  10.9359.796124
12/31/2014  9.7969.973104
12/31/2015  9.9739.684103
2.85%
12/31/2009  N/A9.9830
12/31/2010  9.98310.8049
12/31/2011  10.80410.31932
12/31/2012  10.31910.91739
12/31/2013  10.9179.77642
12/31/2014  9.7769.94823
12/31/2015  9.9489.65423
2.90%
12/31/2009  N/A9.9822
12/31/2010  9.98210.79829
12/31/2011  10.79810.30864
12/31/2012  10.30810.90065
12/31/2013  10.9009.75521
12/31/2014  9.7559.92218
12/31/2015  9.9229.62423
2.95%
12/31/2009  N/A9.9811
12/31/2010  9.98110.79170
12/31/2011  10.79110.296123
12/31/2012  10.29610.882146
12/31/2013  10.8829.735120
12/31/2014  9.7359.89695
12/31/2015  9.8969.59521
3.00%
12/31/2009  N/A9.9800
12/31/2010  9.98010.7853
12/31/2011  10.78510.2853
12/31/2012  10.28510.8658
12/31/2013  10.8659.7142
12/31/2014  9.7149.87010
12/31/2015  9.8709.5652
3.05%
12/31/2009  N/A9.9790
12/31/2010  9.97910.77837
12/31/2011  10.77810.27450
12/31/2012  10.27410.84859
12/31/2013  10.8489.69421
12/31/2014  9.6949.84516
12/31/2015  9.8459.53511

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
12/31/2009  N/A9.9783
12/31/2010  9.97810.77243
12/31/2011  10.77210.26338
12/31/2012  10.26310.83040
12/31/2013  10.8309.67423
12/31/2014  9.6749.81924
12/31/2015  9.8199.50622
3.15%
12/31/2009  N/A9.9770
12/31/2010  9.97710.7650
12/31/2011  10.76510.2510
12/31/2012  10.25110.8130
12/31/2013  10.8139.6530
12/31/2014  9.6539.7942
12/31/2015  9.7949.4762
3.20%
12/31/2013  N/A11.2490
12/31/2014  11.24911.4060
12/31/2015  11.40611.0312
3.25%
12/31/2013  N/A11.2220
12/31/2014  11.22211.3740
12/31/2015  11.37410.9940
3.30%
12/31/2013  N/A9.5930
12/31/2014  9.5939.7180
12/31/2015  9.7189.3891
3.35%
12/31/2013  N/A11.1690
12/31/2014  11.16911.3090
12/31/2015  11.30910.9210
3.40%
12/31/2013  N/A11.1430
12/31/2014  11.14311.2760
12/31/2015  11.27610.8840
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
1.65%
12/31/2012  N/A10.220305
12/31/2013  10.2209.438324
12/31/2014  9.4389.736274
12/31/2015  9.7369.476251
1.70%
12/31/2012  N/A10.216368
12/31/2013  10.2169.430802
12/31/2014  9.4309.723742
12/31/2015  9.7239.458724
1.75%
12/31/2012  N/A10.2136
12/31/2013  10.2139.4227
12/31/2014  9.4229.7107
12/31/2015  9.7109.4415
1.95%
12/31/2012  N/A10.19929
12/31/2013  10.1999.39062
12/31/2014  9.3909.65961
12/31/2015  9.6599.37264
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2012  N/A10.1920
12/31/2013  10.1929.3750
12/31/2014  9.3759.6330
12/31/2015  9.6339.3370
PIMCO VIT High Yield Portfolio
1.65%
12/31/2007  N/A14.01724
12/31/2008  14.01710.54130
12/31/2009  10.54114.561115
12/31/2010  14.56116.401829
12/31/2011  16.40116.6752031
12/31/2012  16.67518.7513509
12/31/2013  18.75119.5043893
12/31/2014  19.50419.8273567
12/31/2015  19.82719.1823255
1.70%
12/31/2007  N/A13.96260
12/31/2008  13.96210.49464
12/31/2009  10.49414.489166
12/31/2010  14.48916.311873
12/31/2011  16.31116.5761764
12/31/2012  16.57618.6303056
12/31/2013  18.63019.3683921
12/31/2014  19.36819.6803792
12/31/2015  19.68019.0303650
1.75%
12/31/2009  N/A13.8843
12/31/2010  13.88415.62260
12/31/2011  15.62215.868373
12/31/2012  15.86817.825372
12/31/2013  17.82518.522544
12/31/2014  18.52218.811514
12/31/2015  18.81118.180423
1.80%
12/31/2008  N/A10.40144
12/31/2009  10.40114.346297
12/31/2010  14.34616.134467
12/31/2011  16.13416.380745
12/31/2012  16.38018.391501
12/31/2013  18.39119.100626
12/31/2014  19.10019.388602
12/31/2015  19.38818.729446
1.95%
12/31/2007  N/A13.6884
12/31/2008  13.68810.2636
12/31/2009  10.26314.134118
12/31/2010  14.13415.872363
12/31/2011  15.87216.089663
12/31/2012  16.08918.038911
12/31/2013  18.03818.7061055
12/31/2014  18.70618.959997
12/31/2015  18.95918.287902

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2008  N/A10.17222
12/31/2009  10.17213.99577
12/31/2010  13.99515.699127
12/31/2011  15.69915.899229
12/31/2012  15.89917.806292
12/31/2013  17.80618.447330
12/31/2014  18.44718.678261
12/31/2015  18.67817.998231
2.10%
12/31/2007  N/A13.5260
12/31/2008  13.52610.12663
12/31/2009  10.12613.925142
12/31/2010  13.92515.614208
12/31/2011  15.61415.804190
12/31/2012  15.80417.692200
12/31/2013  17.69218.319256
12/31/2014  18.31918.539240
12/31/2015  18.53917.855205
2.15%
12/31/2008  N/A10.0816
12/31/2009  10.08113.8575
12/31/2010  13.85715.52912
12/31/2011  15.52915.71034
12/31/2012  15.71017.57832
12/31/2013  17.57818.19249
12/31/2014  18.19218.40152
12/31/2015  18.40117.71415
2.20%
12/31/2007  N/A13.4190
12/31/2008  13.41910.03793
12/31/2009  10.03713.788273
12/31/2010  13.78815.444315
12/31/2011  15.44415.617351
12/31/2012  15.61717.464388
12/31/2013  17.46418.065498
12/31/2014  18.06518.265411
12/31/2015  18.26517.573313
2.25%
12/31/2007  N/A13.3660
12/31/2008  13.3669.99250
12/31/2009  9.99213.720114
12/31/2010  13.72015.360170
12/31/2011  15.36015.524187
12/31/2012  15.52417.352197
12/31/2013  17.35217.940268
12/31/2014  17.94018.129227
12/31/2015  18.12917.434178
2.30%
12/31/2009  N/A13.6521
12/31/2010  13.65215.2762
12/31/2011  15.27615.4324
12/31/2012  15.43217.2407
12/31/2013  17.24017.8167
12/31/2014  17.81617.9947
12/31/2015  17.99417.2969
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
12/31/2007  N/A13.2610
12/31/2008  13.2619.903113
12/31/2009  9.90313.584551
12/31/2010  13.58415.193642
12/31/2011  15.19315.340630
12/31/2012  15.34017.129779
12/31/2013  17.12917.692677
12/31/2014  17.69217.860594
12/31/2015  17.86017.158500
2.40%
12/31/2007  N/A13.2090
12/31/2008  13.2099.85942
12/31/2009  9.85913.517127
12/31/2010  13.51715.110162
12/31/2011  15.11015.249142
12/31/2012  15.24917.019389
12/31/2013  17.01917.569334
12/31/2014  17.56917.727304
12/31/2015  17.72717.022241
2.45%
12/31/2007  N/A13.1560
12/31/2008  13.1569.81551
12/31/2009  9.81513.450112
12/31/2010  13.45015.028132
12/31/2011  15.02815.158122
12/31/2012  15.15816.909152
12/31/2013  16.90917.447163
12/31/2014  17.44717.596130
12/31/2015  17.59616.887115
2.50%
12/31/2007  N/A13.1040
12/31/2008  13.1049.77170
12/31/2009  9.77113.383416
12/31/2010  13.38314.946561
12/31/2011  14.94615.068458
12/31/2012  15.06816.800602
12/31/2013  16.80017.326574
12/31/2014  17.32617.465466
12/31/2015  17.46516.753377
2.55%
12/31/2007  N/A13.0530
12/31/2008  13.0539.72822
12/31/2009  9.72813.31753
12/31/2010  13.31714.86576
12/31/2011  14.86514.97968
12/31/2012  14.97916.69286
12/31/2013  16.69217.20696
12/31/2014  17.20617.33581
12/31/2015  17.33516.62062

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007  N/A13.0010
12/31/2008  13.0019.68541
12/31/2009  9.68513.251183
12/31/2010  13.25114.784215
12/31/2011  14.78414.890204
12/31/2012  14.89016.584265
12/31/2013  16.58417.087311
12/31/2014  17.08717.206266
12/31/2015  17.20616.489256
2.65%
12/31/2007  N/A12.9500
12/31/2008  12.9509.64139
12/31/2009  9.64113.186203
12/31/2010  13.18614.703259
12/31/2011  14.70314.801272
12/31/2012  14.80116.477312
12/31/2013  16.47716.968329
12/31/2014  16.96817.078280
12/31/2015  17.07816.358245
2.70%
12/31/2007  N/A12.8980
12/31/2008  12.8989.59912
12/31/2009  9.59913.12072
12/31/2010  13.12014.62339
12/31/2011  14.62314.71342
12/31/2012  14.71316.37142
12/31/2013  16.37116.85029
12/31/2014  16.85016.95124
12/31/2015  16.95116.22821
2.75%
12/31/2007  N/A12.8470
12/31/2008  12.8479.55618
12/31/2009  9.55613.055117
12/31/2010  13.05514.543170
12/31/2011  14.54314.626231
12/31/2012  14.62616.266254
12/31/2013  16.26616.733196
12/31/2014  16.73316.825113
12/31/2015  16.82516.099113
2.80%
12/31/2007  N/A12.7970
12/31/2008  12.7979.5133
12/31/2009  9.51312.991109
12/31/2010  12.99114.464138
12/31/2011  14.46414.539123
12/31/2012  14.53916.161129
12/31/2013  16.16116.617123
12/31/2014  16.61716.70091
12/31/2015  16.70015.97262
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2007  N/A12.7460
12/31/2008  12.7469.4714
12/31/2009  9.47112.92730
12/31/2010  12.92714.38523
12/31/2011  14.38514.45231
12/31/2012  14.45216.05724
12/31/2013  16.05716.50214
12/31/2014  16.50216.57622
12/31/2015  16.57615.84521
2.90%
12/31/2007  N/A12.6960
12/31/2008  12.6969.42921
12/31/2009  9.42912.863116
12/31/2010  12.86314.307107
12/31/2011  14.30714.366121
12/31/2012  14.36615.95380
12/31/2013  15.95316.38783
12/31/2014  16.38716.45248
12/31/2015  16.45215.71946
2.95%
12/31/2007  N/A12.6450
12/31/2008  12.6459.3878
12/31/2009  9.38712.799141
12/31/2010  12.79914.229125
12/31/2011  14.22914.28155
12/31/2012  14.28115.850105
12/31/2013  15.85016.27467
12/31/2014  16.27416.33058
12/31/2015  16.33015.59541
3.00%
12/31/2008  N/A9.3450
12/31/2009  9.34512.73622
12/31/2010  12.73614.1528
12/31/2011  14.15214.1969
12/31/2012  14.19615.74815
12/31/2013  15.74816.16111
12/31/2014  16.16116.20913
12/31/2015  16.20915.47111
3.05%
12/31/2009  N/A12.67285
12/31/2010  12.67214.07598
12/31/2011  14.07514.11295
12/31/2012  14.11215.64752
12/31/2013  15.64716.04850
12/31/2014  16.04816.08826
12/31/2015  16.08815.34823
3.10%
12/31/2009  N/A12.61014
12/31/2010  12.61013.99817
12/31/2011  13.99814.0288
12/31/2012  14.02815.54635
12/31/2013  15.54615.93718
12/31/2014  15.93715.96811
12/31/2015  15.96815.22610

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2009  N/A12.5471
12/31/2010  12.54713.92214
12/31/2011  13.92213.9451
12/31/2012  13.94515.44620
12/31/2013  15.44615.8262
12/31/2014  15.82615.8504
12/31/2015  15.85015.1064
3.20%
12/31/2013  N/A15.4780
12/31/2014  15.47815.4922
12/31/2015  15.49214.7581
3.25%
12/31/2013  N/A15.3560
12/31/2014  15.35615.3640
12/31/2015  15.36414.6280
3.30%
12/31/2013  N/A15.5800
12/31/2014  15.58015.5801
12/31/2015  15.58014.8261
3.35%
12/31/2013  N/A15.1171
12/31/2014  15.11715.1092
12/31/2015  15.10914.3712
3.40%
12/31/2013  N/A14.9990
12/31/2014  14.99914.9840
12/31/2015  14.98414.2440
PIMCO VIT Real Return Portfolio
1.65%
12/31/2007  N/A12.18136
12/31/2008  12.18111.13664
12/31/2009  11.13612.968116
12/31/2010  12.96813.7911068
12/31/2011  13.79115.1502244
12/31/2012  15.15016.2063671
12/31/2013  16.20614.4722974
12/31/2014  14.47214.6762673
12/31/2015  14.67614.0452305
1.70%
12/31/2007  N/A12.15377
12/31/2008  12.15311.104190
12/31/2009  11.10412.925285
12/31/2010  12.92513.7381229
12/31/2011  13.73815.0852613
12/31/2012  15.08516.1283738
12/31/2013  16.12814.3953611
12/31/2014  14.39514.5913399
12/31/2015  14.59113.9573229
1.75%
12/31/2009  N/A12.8726
12/31/2010  12.87213.67468
12/31/2011  13.67415.007338
12/31/2012  15.00716.037473
12/31/2013  16.03714.307300
12/31/2014  14.30714.494278
12/31/2015  14.49413.857245
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2008  N/A11.042122
12/31/2009  11.04212.839402
12/31/2010  12.83913.633318
12/31/2011  13.63314.954418
12/31/2012  14.95415.973550
12/31/2013  15.97314.242537
12/31/2014  14.24214.421517
12/31/2015  14.42113.781406
1.95%
12/31/2007  N/A12.01122
12/31/2008  12.01110.94837
12/31/2009  10.94812.711277
12/31/2010  12.71113.477462
12/31/2011  13.47714.761928
12/31/2012  14.76115.7431190
12/31/2013  15.74314.015954
12/31/2014  14.01514.171842
12/31/2015  14.17113.521800
2.05%
12/31/2008  N/A10.88675
12/31/2009  10.88612.627190
12/31/2010  12.62713.374280
12/31/2011  13.37414.633346
12/31/2012  14.63315.591391
12/31/2013  15.59113.867269
12/31/2014  13.86714.006277
12/31/2015  14.00613.351181
2.10%
12/31/2007  N/A11.9270
12/31/2008  11.92710.855253
12/31/2009  10.85512.585447
12/31/2010  12.58513.322461
12/31/2011  13.32214.570425
12/31/2012  14.57015.516428
12/31/2013  15.51613.793416
12/31/2014  13.79313.925367
12/31/2015  13.92513.266328
2.15%
12/31/2008  N/A10.82416
12/31/2009  10.82412.54320
12/31/2010  12.54313.27118
12/31/2011  13.27114.50716
12/31/2012  14.50715.44116
12/31/2013  15.44113.71917
12/31/2014  13.71913.84413
12/31/2015  13.84413.18315
2.20%
12/31/2007  N/A11.8720
12/31/2008  11.87210.794262
12/31/2009  10.79412.501512
12/31/2010  12.50113.221479
12/31/2011  13.22114.444486
12/31/2012  14.44415.366518
12/31/2013  15.36613.646435
12/31/2014  13.64613.763404
12/31/2015  13.76313.099367

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2007  N/A11.8440
12/31/2008  11.84410.763114
12/31/2009  10.76312.459291
12/31/2010  12.45913.170339
12/31/2011  13.17014.382453
12/31/2012  14.38215.292456
12/31/2013  15.29213.573381
12/31/2014  13.57313.683298
12/31/2015  13.68313.016246
2.30%
12/31/2009  N/A12.4182
12/31/2010  12.41813.1194
12/31/2011  13.11914.3196
12/31/2012  14.31915.2184
12/31/2013  15.21813.5013
12/31/2014  13.50113.6033
12/31/2015  13.60312.9343
2.35%
12/31/2007  N/A11.7890
12/31/2008  11.78910.702431
12/31/2009  10.70212.376953
12/31/2010  12.37613.069940
12/31/2011  13.06914.257994
12/31/2012  14.25715.1451009
12/31/2013  15.14513.429731
12/31/2014  13.42913.524672
12/31/2015  13.52412.852579
2.40%
12/31/2007  N/A11.7610
12/31/2008  11.76110.672160
12/31/2009  10.67212.335264
12/31/2010  12.33513.019286
12/31/2011  13.01914.196398
12/31/2012  14.19615.071455
12/31/2013  15.07113.358223
12/31/2014  13.35813.445167
12/31/2015  13.44512.771153
2.45%
12/31/2007  N/A11.7340
12/31/2008  11.73410.641137
12/31/2009  10.64112.294207
12/31/2010  12.29412.969204
12/31/2011  12.96914.134265
12/31/2012  14.13414.999261
12/31/2013  14.99913.287220
12/31/2014  13.28713.367180
12/31/2015  13.36712.690159
2.50%
12/31/2007  N/A11.7060
12/31/2008  11.70610.611284
12/31/2009  10.61112.253849
12/31/2010  12.25312.920693
12/31/2011  12.92014.073814
12/31/2012  14.07314.926863
12/31/2013  14.92613.216615
12/31/2014  13.21613.289571
12/31/2015  13.28912.610502
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2007  N/A11.6790
12/31/2008  11.67910.58187
12/31/2009  10.58112.212200
12/31/2010  12.21212.870191
12/31/2011  12.87014.012233
12/31/2012  14.01214.854234
12/31/2013  14.85413.145158
12/31/2014  13.14513.212126
12/31/2015  13.21212.53195
2.60%
12/31/2007  N/A11.6520
12/31/2008  11.65210.551135
12/31/2009  10.55112.171336
12/31/2010  12.17112.821264
12/31/2011  12.82113.952441
12/31/2012  13.95214.782382
12/31/2013  14.78213.075298
12/31/2014  13.07513.135264
12/31/2015  13.13512.451254
2.65%
12/31/2007  N/A11.6250
12/31/2008  11.62510.521330
12/31/2009  10.52112.131715
12/31/2010  12.13112.772706
12/31/2011  12.77213.891727
12/31/2012  13.89114.711695
12/31/2013  14.71113.006484
12/31/2014  13.00613.058411
12/31/2015  13.05812.373350
2.70%
12/31/2007  N/A11.5980
12/31/2008  11.59810.49126
12/31/2009  10.49112.090100
12/31/2010  12.09012.72391
12/31/2011  12.72313.83187
12/31/2012  13.83114.64081
12/31/2013  14.64012.93665
12/31/2014  12.93612.98255
12/31/2015  12.98212.29450
2.75%
12/31/2007  N/A11.5700
12/31/2008  11.57010.46221
12/31/2009  10.46212.050198
12/31/2010  12.05012.674170
12/31/2011  12.67413.771213
12/31/2012  13.77114.569221
12/31/2013  14.56912.868175
12/31/2014  12.86812.907162
12/31/2015  12.90712.217166

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
12/31/2007  N/A11.5430
12/31/2008  11.54310.43237
12/31/2009  10.43212.010164
12/31/2010  12.01012.625171
12/31/2011  12.62513.712212
12/31/2012  13.71214.499223
12/31/2013  14.49912.799124
12/31/2014  12.79912.831112
12/31/2015  12.83112.14097
2.85%
12/31/2007  N/A11.5160
12/31/2008  11.51610.40311
12/31/2009  10.40311.97041
12/31/2010  11.97012.57743
12/31/2011  12.57713.65239
12/31/2012  13.65214.42940
12/31/2013  14.42912.73128
12/31/2014  12.73112.75714
12/31/2015  12.75712.06318
2.90%
12/31/2007  N/A11.4900
12/31/2008  11.49010.37322
12/31/2009  10.37311.930134
12/31/2010  11.93012.529156
12/31/2011  12.52913.593103
12/31/2012  13.59314.359109
12/31/2013  14.35912.66367
12/31/2014  12.66312.68271
12/31/2015  12.68211.98767
2.95%
12/31/2007  N/A11.4630
12/31/2008  11.46310.34421
12/31/2009  10.34411.89068
12/31/2010  11.89012.48197
12/31/2011  12.48113.534134
12/31/2012  13.53414.290100
12/31/2013  14.29012.59642
12/31/2014  12.59612.60841
12/31/2015  12.60811.91139
3.00%
12/31/2008  N/A10.3143
12/31/2009  10.31411.85119
12/31/2010  11.85112.43320
12/31/2011  12.43313.47636
12/31/2012  13.47614.22128
12/31/2013  14.22112.52928
12/31/2014  12.52912.53512
12/31/2015  12.53511.8359
3.05%
12/31/2009  N/A11.81188
12/31/2010  11.81112.385100
12/31/2011  12.38513.41762
12/31/2012  13.41714.15276
12/31/2013  14.15212.46239
12/31/2014  12.46212.46239
12/31/2015  12.46211.76147
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
12/31/2009  N/A11.77246
12/31/2010  11.77212.33858
12/31/2011  12.33813.35975
12/31/2012  13.35914.08472
12/31/2013  14.08412.39511
12/31/2014  12.39512.38917
12/31/2015  12.38911.68617
3.15%
12/31/2009  N/A11.7323
12/31/2010  11.73212.2913
12/31/2011  12.29113.30257
12/31/2012  13.30214.01623
12/31/2013  14.01612.3298
12/31/2014  12.32912.3179
12/31/2015  12.31711.61210
3.20%
12/31/2013  N/A16.3840
12/31/2014  16.38416.3601
12/31/2015  16.36015.4162
3.25%
12/31/2013  N/A16.2670
12/31/2014  16.26716.2350
12/31/2015  16.23515.2910
3.30%
12/31/2013  N/A12.1330
12/31/2014  12.13312.1030
12/31/2015  12.10311.3940
3.35%
12/31/2013  N/A16.0360
12/31/2014  16.03615.9890
12/31/2015  15.98915.0440
3.40%
12/31/2013  N/A15.9220
12/31/2014  15.92215.8670
12/31/2015  15.86714.9220
PIMCO VIT Total Return Portfolio
1.65%
12/31/2007  N/A14.69283
12/31/2008  14.69215.144164
12/31/2009  15.14416.993297
12/31/2010  16.99318.0712652
12/31/2011  18.07118.4184938
12/31/2012  18.41819.8557327
12/31/2013  19.85519.1475991
12/31/2014  19.14719.6405404
12/31/2015  19.64019.4064606
1.70%
12/31/2007  N/A14.634558
12/31/2008  14.63415.077281
12/31/2009  15.07716.909528
12/31/2010  16.90917.9732580
12/31/2011  17.97318.3094031
12/31/2012  18.30919.7276253
12/31/2013  19.72719.0146260
12/31/2014  19.01419.4945909
12/31/2015  19.49419.2525579

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2009  N/A16.37127
12/31/2010  16.37117.392277
12/31/2011  17.39217.709574
12/31/2012  17.70919.071859
12/31/2013  19.07118.372565
12/31/2014  18.37218.827474
12/31/2015  18.82718.583374
1.80%
12/31/2008  N/A14.943292
12/31/2009  14.94316.7421092
12/31/2010  16.74217.7781173
12/31/2011  17.77818.0921299
12/31/2012  18.09219.4741408
12/31/2013  19.47418.7511390
12/31/2014  18.75119.2051383
12/31/2015  19.20518.9481212
1.95%
12/31/2007  N/A14.3477
12/31/2008  14.34714.74435
12/31/2009  14.74416.494584
12/31/2010  16.49417.4891306
12/31/2011  17.48917.7712037
12/31/2012  17.77119.1002731
12/31/2013  19.10018.3642123
12/31/2014  18.36418.7801808
12/31/2015  18.78018.5001681
2.05%
12/31/2008  N/A14.613189
12/31/2009  14.61316.331765
12/31/2010  16.33117.299758
12/31/2011  17.29917.561960
12/31/2012  17.56118.8541046
12/31/2013  18.85418.110702
12/31/2014  18.11018.502693
12/31/2015  18.50218.208765
2.10%
12/31/2007  N/A14.1770
12/31/2008  14.17714.548308
12/31/2009  14.54816.251854
12/31/2010  16.25117.204886
12/31/2011  17.20417.4561249
12/31/2012  17.45618.7331354
12/31/2013  18.73317.9841026
12/31/2014  17.98418.364764
12/31/2015  18.36418.064685
2.15%
12/31/2008  N/A14.4846
12/31/2009  14.48416.17064
12/31/2010  16.17017.11151
12/31/2011  17.11117.35347
12/31/2012  17.35318.61258
12/31/2013  18.61217.85942
12/31/2014  17.85918.22835
12/31/2015  18.22817.92015
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2007  N/A14.0650
12/31/2008  14.06514.419484
12/31/2009  14.41916.0901080
12/31/2010  16.09017.0181121
12/31/2011  17.01817.2491051
12/31/2012  17.24918.4921033
12/31/2013  18.49217.735960
12/31/2014  17.73518.092856
12/31/2015  18.09217.778788
2.25%
12/31/2007  N/A14.0100
12/31/2008  14.01014.355198
12/31/2009  14.35516.010713
12/31/2010  16.01016.925801
12/31/2011  16.92517.147802
12/31/2012  17.14718.373908
12/31/2013  18.37317.612861
12/31/2014  17.61217.958761
12/31/2015  17.95817.637704
2.30%
12/31/2009  N/A15.93127
12/31/2010  15.93116.83320
12/31/2011  16.83317.04518
12/31/2012  17.04518.25521
12/31/2013  18.25517.49015
12/31/2014  17.49017.82418
12/31/2015  17.82417.49717
2.35%
12/31/2007  N/A13.8990
12/31/2008  13.89914.227636
12/31/2009  14.22715.8522395
12/31/2010  15.85216.7412345
12/31/2011  16.74116.9442177
12/31/2012  16.94418.1372109
12/31/2013  18.13717.3681770
12/31/2014  17.36817.6911550
12/31/2015  17.69117.3581478
2.40%
12/31/2007  N/A13.8440
12/31/2008  13.84414.164998
12/31/2009  14.16415.774626
12/31/2010  15.77416.650752
12/31/2011  16.65016.843724
12/31/2012  16.84318.020989
12/31/2013  18.02017.248520
12/31/2014  17.24817.560403
12/31/2015  17.56017.221479
2.45%
12/31/2007  N/A13.7900
12/31/2008  13.79014.101275
12/31/2009  14.10115.696649
12/31/2010  15.69616.559785
12/31/2011  16.55916.743776
12/31/2012  16.74317.904784
12/31/2013  17.90417.128537
12/31/2014  17.12817.429462
12/31/2015  17.42917.084433

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
12/31/2007  N/A13.7350
12/31/2008  13.73514.038291
12/31/2009  14.03815.6181704
12/31/2010  15.61816.4691713
12/31/2011  16.46916.6431619
12/31/2012  16.64317.7891701
12/31/2013  17.78917.0091374
12/31/2014  17.00917.3001198
12/31/2015  17.30016.9491058
2.55%
12/31/2007  N/A13.6810
12/31/2008  13.68113.97664
12/31/2009  13.97615.541358
12/31/2010  15.54116.379360
12/31/2011  16.37916.544333
12/31/2012  16.54417.674346
12/31/2013  17.67416.891243
12/31/2014  16.89117.171170
12/31/2015  17.17116.814129
2.60%
12/31/2007  N/A13.6270
12/31/2008  13.62713.913356
12/31/2009  13.91315.4641021
12/31/2010  15.46416.2901194
12/31/2011  16.29016.4461270
12/31/2012  16.44617.5601235
12/31/2013  17.56016.774857
12/31/2014  16.77417.043767
12/31/2015  17.04316.681824
2.65%
12/31/2007  N/A13.5730
12/31/2008  13.57313.851302
12/31/2009  13.85115.3871086
12/31/2010  15.38716.2011125
12/31/2011  16.20116.3481084
12/31/2012  16.34817.4471056
12/31/2013  17.44716.658844
12/31/2014  16.65816.917721
12/31/2015  16.91716.549621
2.70%
12/31/2007  N/A13.5190
12/31/2008  13.51913.79053
12/31/2009  13.79015.311190
12/31/2010  15.31116.113191
12/31/2011  16.11316.251186
12/31/2012  16.25117.335160
12/31/2013  17.33516.542136
12/31/2014  16.54216.791127
12/31/2015  16.79116.41783
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.75%
12/31/2007  N/A13.4660
12/31/2008  13.46613.72851
12/31/2009  13.72815.235471
12/31/2010  15.23516.025517
12/31/2011  16.02516.155455
12/31/2012  16.15517.223453
12/31/2013  17.22316.427383
12/31/2014  16.42716.666358
12/31/2015  16.66616.287417
2.80%
12/31/2007  N/A13.4130
12/31/2008  13.41313.66756
12/31/2009  13.66715.160373
12/31/2010  15.16015.938392
12/31/2011  15.93816.059447
12/31/2012  16.05917.112486
12/31/2013  17.11216.313354
12/31/2014  16.31316.542310
12/31/2015  16.54216.158282
2.85%
12/31/2007  N/A13.3600
12/31/2008  13.36013.60614
12/31/2009  13.60615.08552
12/31/2010  15.08515.85158
12/31/2011  15.85115.96358
12/31/2012  15.96317.00268
12/31/2013  17.00216.20054
12/31/2014  16.20016.41961
12/31/2015  16.41916.03094
2.90%
12/31/2007  N/A13.3070
12/31/2008  13.30713.54636
12/31/2009  13.54615.010246
12/31/2010  15.01015.765295
12/31/2011  15.76515.868221
12/31/2012  15.86816.892222
12/31/2013  16.89216.088165
12/31/2014  16.08816.297186
12/31/2015  16.29715.902172
2.95%
12/31/2007  N/A13.2540
12/31/2008  13.25413.48623
12/31/2009  13.48614.936133
12/31/2010  14.93615.679232
12/31/2011  15.67915.774250
12/31/2012  15.77416.784253
12/31/2013  16.78415.976186
12/31/2014  15.97616.176209
12/31/2015  16.17615.77690
3.00%
12/31/2008  N/A13.4252
12/31/2009  13.42514.86228
12/31/2010  14.86215.59324
12/31/2011  15.59315.68038
12/31/2012  15.68016.67536
12/31/2013  16.67515.86522
12/31/2014  15.86516.05529
12/31/2015  16.05515.65132

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
12/31/2009  N/A14.788132
12/31/2010  14.78815.508140
12/31/2011  15.50815.587118
12/31/2012  15.58716.568118
12/31/2013  16.56815.75583
12/31/2014  15.75515.936122
12/31/2015  15.93615.527116
3.10%
12/31/2009  N/A14.71542
12/31/2010  14.71515.42453
12/31/2011  15.42415.49424
12/31/2012  15.49416.46124
12/31/2013  16.46115.64619
12/31/2014  15.64615.81817
12/31/2015  15.81815.40417
3.15%
12/31/2009  N/A14.6427
12/31/2010  14.64215.3408
12/31/2011  15.34015.40210
12/31/2012  15.40216.35529
12/31/2013  16.35515.53716
12/31/2014  15.53715.70025
12/31/2015  15.70015.28229
3.20%
12/31/2013  N/A15.6400
12/31/2014  15.64015.7961
12/31/2015  15.79615.3682
3.25%
12/31/2013  N/A15.5150
12/31/2014  15.51515.6620
12/31/2015  15.66215.2300
3.30%
12/31/2013  N/A14.1300
12/31/2014  14.13014.2561
12/31/2015  14.25613.8565
3.35%
12/31/2013  N/A15.2680
12/31/2014  15.26815.3980
12/31/2015  15.39814.9581
3.40%
12/31/2013  N/A15.1470
12/31/2014  15.14715.2670
12/31/2015  15.26714.8230
PIMCO VIT Unconstrained Bond Portfolio
1.65%
12/31/2011  N/A9.786691
12/31/2012  9.78610.3701579
12/31/2013  10.37010.0872640
12/31/2014  10.08710.2242419
12/31/2015  10.2249.8872082
1.70%
12/31/2011  N/A9.782366
12/31/2012  9.78210.3621258
12/31/2013  10.36210.0731859
12/31/2014  10.07310.2051984
12/31/2015  10.2059.8642031
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2011  N/A9.779204
12/31/2012  9.77910.353156
12/31/2013  10.35310.060276
12/31/2014  10.06010.186266
12/31/2015  10.1869.841132
1.80%
12/31/2011  N/A9.77655
12/31/2012  9.77610.34498
12/31/2013  10.34410.046180
12/31/2014  10.04610.167163
12/31/2015  10.1679.81892
1.95%
12/31/2011  N/A9.766120
12/31/2012  9.76610.318353
12/31/2013  10.31810.006945
12/31/2014  10.00610.112888
12/31/2015  10.1129.749825
2.05%
12/31/2011  N/A9.75920
12/31/2012  9.75910.30134
12/31/2013  10.3019.979166
12/31/2014  9.97910.074123
12/31/2015  10.0749.704101
2.10%
12/31/2011  N/A9.75622
12/31/2012  9.75610.29284
12/31/2013  10.2929.966100
12/31/2014  9.96610.056264
12/31/2015  10.0569.681103
2.15%
12/31/2011  N/A9.7538
12/31/2012  9.75310.28415
12/31/2013  10.2849.95215
12/31/2014  9.95210.03715
12/31/2015  10.0379.65815
2.20%
12/31/2011  N/A9.75024
12/31/2012  9.75010.27549
12/31/2013  10.2759.939134
12/31/2014  9.93910.01997
12/31/2015  10.0199.636128
2.25%
12/31/2011  N/A9.74645
12/31/2012  9.74610.26748
12/31/2013  10.2679.92688
12/31/2014  9.92610.00180
12/31/2015  10.0019.61370
2.30%
12/31/2011  N/A9.7430
12/31/2012  9.74310.2589
12/31/2013  10.2589.91310
12/31/2014  9.9139.98211
12/31/2015  9.9829.59110

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
12/31/2011  N/A9.74046
12/31/2012  9.74010.249118
12/31/2013  10.2499.899202
12/31/2014  9.8999.964119
12/31/2015  9.9649.568108
2.40%
12/31/2011  N/A9.7364
12/31/2012  9.73610.24125
12/31/2013  10.2419.886124
12/31/2014  9.8869.94635
12/31/2015  9.9469.54638
2.45%
12/31/2011  N/A9.7332
12/31/2012  9.73310.23212
12/31/2013  10.2329.873293
12/31/2014  9.8739.927279
12/31/2015  9.9279.524250
2.50%
12/31/2011  N/A9.73039
12/31/2012  9.73010.224140
12/31/2013  10.2249.860184
12/31/2014  9.8609.909139
12/31/2015  9.9099.501104
2.55%
12/31/2011  N/A9.7278
12/31/2012  9.72710.21516
12/31/2013  10.2159.84634
12/31/2014  9.8469.89147
12/31/2015  9.8919.47936
2.60%
12/31/2011  N/A9.72328
12/31/2012  9.72310.20668
12/31/2013  10.2069.833368
12/31/2014  9.8339.873319
12/31/2015  9.8739.457221
2.65%
12/31/2011  N/A9.72013
12/31/2012  9.72010.19816
12/31/2013  10.1989.820135
12/31/2014  9.8209.855112
12/31/2015  9.8559.43587
2.70%
12/31/2011  N/A9.7171
12/31/2012  9.71710.1897
12/31/2013  10.1899.8073
12/31/2014  9.8079.8373
12/31/2015  9.8379.4133
2.75%
12/31/2011  N/A9.7148
12/31/2012  9.71410.18124
12/31/2013  10.1819.79420
12/31/2014  9.7949.81818
12/31/2015  9.8189.39116
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
12/31/2011  N/A9.71019
12/31/2012  9.71010.17238
12/31/2013  10.1729.78135
12/31/2014  9.7819.80023
12/31/2015  9.8009.36923
2.85%
12/31/2011  N/A9.7070
12/31/2012  9.70710.1640
12/31/2013  10.1649.7683
12/31/2014  9.7689.7825
12/31/2015  9.7829.3477
2.90%
12/31/2011  N/A9.7046
12/31/2012  9.70410.15518
12/31/2013  10.1559.75560
12/31/2014  9.7559.76430
12/31/2015  9.7649.32535
2.95%
12/31/2011  N/A9.70110
12/31/2012  9.70110.14710
12/31/2013  10.1479.74213
12/31/2014  9.7429.74716
12/31/2015  9.7479.30416
3.00%
12/31/2011  N/A9.6970
12/31/2012  9.69710.1383
12/31/2013  10.1389.7299
12/31/2014  9.7299.7293
12/31/2015  9.7299.2820
3.05%
12/31/2011  N/A9.6940
12/31/2012  9.69410.1302
12/31/2013  10.1309.71633
12/31/2014  9.7169.7110
12/31/2015  9.7119.2600
3.10%
12/31/2011  N/A9.6910
12/31/2012  9.69110.1213
12/31/2013  10.1219.7030
12/31/2014  9.7039.6930
12/31/2015  9.6939.2380
3.15%
12/31/2011  N/A9.6880
12/31/2012  9.68810.1130
12/31/2013  10.1139.6901
12/31/2014  9.6909.6751
12/31/2015  9.6759.2171
3.20%
12/31/2013  N/A9.6720
12/31/2014  9.6729.6520
12/31/2015  9.6529.1910
3.25%
12/31/2013  N/A9.6590
12/31/2014  9.6599.6350
12/31/2015  9.6359.1690

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
12/31/2013  N/A9.6460
12/31/2014  9.6469.6170
12/31/2015  9.6179.1481
3.35%
12/31/2013  N/A9.6330
12/31/2014  9.6339.5990
12/31/2015  9.5999.1260
3.40%
12/31/2013  N/A9.6200
12/31/2014  9.6209.5810
12/31/2015  9.5819.1050
RCM Dynamic Multi-Asset Plus VIT Portfolio
1.65%
12/31/2015  N/A9.18518
1.70%
12/31/2015  N/A9.18224
1.75%
12/31/2015  N/A9.1790
1.95%
12/31/2015  N/A9.1662
2.05%
12/31/2015  N/A9.1600
Templeton Global Bond VIP Fund
1.65%
12/31/2007  N/A30.93156
12/31/2008  30.93132.31256
12/31/2009  32.31237.72174
12/31/2010  37.72142.464606
12/31/2011  42.46441.4071362
12/31/2012  41.40746.8621918
12/31/2013  46.86246.8461962
12/31/2014  46.84646.9241868
12/31/2015  46.92444.1691652
1.70%
12/31/2007  N/A30.65096
12/31/2008  30.65032.00293
12/31/2009  32.00237.340106
12/31/2010  37.34042.015511
12/31/2011  42.01540.9491122
12/31/2012  40.94946.3201613
12/31/2013  46.32046.2811943
12/31/2014  46.28146.3351930
12/31/2015  46.33543.5931883
1.75%
12/31/2009  N/A36.9642
12/31/2010  36.96441.57042
12/31/2011  41.57040.495136
12/31/2012  40.49545.784149
12/31/2013  45.78445.722147
12/31/2014  45.72245.753177
12/31/2015  45.75343.024143
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2008  N/A31.30671
12/31/2009  31.30636.492142
12/31/2010  36.49241.019194
12/31/2011  41.01939.938214
12/31/2012  39.93845.131233
12/31/2013  45.13145.048274
12/31/2014  45.04845.055286
12/31/2015  45.05542.347277
1.95%
12/31/2007  N/A29.28215
12/31/2008  29.28230.49717
12/31/2009  30.49735.36389
12/31/2010  35.36339.690220
12/31/2011  39.69038.587424
12/31/2012  38.58743.538616
12/31/2013  43.53843.393588
12/31/2014  43.39343.335569
12/31/2015  43.33540.669641
2.05%
12/31/2008  N/A29.78362
12/31/2009  29.78334.630198
12/31/2010  34.63038.828249
12/31/2011  38.82837.711306
12/31/2012  37.71142.508336
12/31/2013  42.50842.323290
12/31/2014  42.32342.225271
12/31/2015  42.22539.587135
2.10%
12/31/2007  N/A28.4910
12/31/2008  28.49129.62886
12/31/2009  29.62834.433176
12/31/2010  34.43338.588187
12/31/2011  38.58837.460194
12/31/2012  37.46042.203188
12/31/2013  42.20341.999208
12/31/2014  41.99941.880190
12/31/2015  41.88039.244178
2.15%
12/31/2008  N/A29.1945
12/31/2009  29.19433.91217
12/31/2010  33.91237.98518
12/31/2011  37.98536.85617
12/31/2012  36.85641.5014
12/31/2013  41.50141.2804
12/31/2014  41.28041.1434
12/31/2015  41.14338.5353
2.20%
12/31/2007  N/A27.8230
12/31/2008  27.82328.905115
12/31/2009  28.90533.558213
12/31/2010  33.55837.571249
12/31/2011  37.57136.435266
12/31/2012  36.43541.007287
12/31/2013  41.00740.769248
12/31/2014  40.76940.612226
12/31/2015  40.61238.019202

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2007  N/A27.7210
12/31/2008  27.72128.78435
12/31/2009  28.78433.402129
12/31/2010  33.40237.377174
12/31/2011  37.37736.229182
12/31/2012  36.22940.755199
12/31/2013  40.75540.497188
12/31/2014  40.49740.322184
12/31/2015  40.32237.728156
2.30%
12/31/2009  N/A32.8621
12/31/2010  32.86236.7552
12/31/2011  36.75535.6090
12/31/2012  35.60940.0370
12/31/2013  40.03739.7640
12/31/2014  39.76439.5720
12/31/2015  39.57237.0080
2.35%
12/31/2007  N/A27.0430
12/31/2008  27.04328.053105
12/31/2009  28.05332.520359
12/31/2010  32.52036.354395
12/31/2011  36.35435.202425
12/31/2012  35.20239.560415
12/31/2013  39.56039.271388
12/31/2014  39.27139.062345
12/31/2015  39.06236.512304
2.40%
12/31/2007  N/A26.9710
12/31/2008  26.97127.96448
12/31/2009  27.96432.40190
12/31/2010  32.40136.203124
12/31/2011  36.20335.039152
12/31/2012  35.03939.357200
12/31/2013  39.35739.049131
12/31/2014  39.04938.822124
12/31/2015  38.82236.270110
2.45%
12/31/2007  N/A26.5350
12/31/2008  26.53527.49869
12/31/2009  27.49831.84698
12/31/2010  31.84635.565121
12/31/2011  35.56534.404102
12/31/2012  34.40438.62492
12/31/2013  38.62438.30396
12/31/2014  38.30338.06180
12/31/2015  38.06135.54168
2.50%
12/31/2007  N/A26.2850
12/31/2008  26.28527.22585
12/31/2009  27.22531.514285
12/31/2010  31.51435.176366
12/31/2011  35.17634.011338
12/31/2012  34.01138.164381
12/31/2013  38.16437.828332
12/31/2014  37.82837.570294
12/31/2015  37.57035.065230
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2007  N/A26.2430
12/31/2008  26.24327.16829
12/31/2009  27.16831.43195
12/31/2010  31.43135.06697
12/31/2011  35.06633.88899
12/31/2012  33.88838.00792
12/31/2013  38.00737.65383
12/31/2014  37.65337.37875
12/31/2015  37.37834.86968
2.60%
12/31/2007  N/A25.7920
12/31/2008  25.79226.68877
12/31/2009  26.68830.861204
12/31/2010  30.86134.413225
12/31/2011  34.41333.240223
12/31/2012  33.24037.261208
12/31/2013  37.26136.896216
12/31/2014  36.89636.608214
12/31/2015  36.60834.133165
2.65%
12/31/2007  N/A25.5490
12/31/2008  25.54926.42356
12/31/2009  26.42330.539131
12/31/2010  30.53934.037165
12/31/2011  34.03732.861165
12/31/2012  32.86136.817175
12/31/2013  36.81736.438167
12/31/2014  36.43836.136146
12/31/2015  36.13633.676127
2.70%
12/31/2007  N/A25.5330
12/31/2008  25.53326.39419
12/31/2009  26.39430.49056
12/31/2010  30.49033.96564
12/31/2011  33.96532.77541
12/31/2012  32.77536.70338
12/31/2013  36.70336.30738
12/31/2014  36.30735.98827
12/31/2015  35.98833.52124
2.75%
12/31/2007  N/A25.0690
12/31/2008  25.06925.9019
12/31/2009  25.90129.90676
12/31/2010  29.90633.29869
12/31/2011  33.29832.11579
12/31/2012  32.11535.94691
12/31/2013  35.94635.54086
12/31/2014  35.54035.21085
12/31/2015  35.21032.78091

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
12/31/2007  N/A24.8330
12/31/2008  24.83325.64416
12/31/2009  25.64429.594100
12/31/2010  29.59432.934128
12/31/2011  32.93431.749138
12/31/2012  31.74935.518143
12/31/2013  35.51835.099153
12/31/2014  35.09934.756126
12/31/2015  34.75632.342112
2.85%
12/31/2007  N/A24.8430
12/31/2008  24.84325.6422
12/31/2009  25.64229.5779
12/31/2010  29.57732.89917
12/31/2011  32.89931.69820
12/31/2012  31.69835.44420
12/31/2013  35.44435.00916
12/31/2014  35.00934.64916
12/31/2015  34.64932.22621
2.90%
12/31/2007  N/A24.3670
12/31/2008  24.36725.1379
12/31/2009  25.13728.98150
12/31/2010  28.98132.21964
12/31/2011  32.21931.02863
12/31/2012  31.02834.677102
12/31/2013  34.67734.23460
12/31/2014  34.23433.86553
12/31/2015  33.86531.48151
2.95%
12/31/2007  N/A24.1370
12/31/2008  24.13724.8883
12/31/2009  24.88828.67933
12/31/2010  28.67931.86853
12/31/2011  31.86830.67456
12/31/2012  30.67434.26463
12/31/2013  34.26433.81041
12/31/2014  33.81033.42934
12/31/2015  33.42931.06025
3.00%
12/31/2008  N/A24.6410
12/31/2009  24.64128.3802
12/31/2010  28.38031.5205
12/31/2011  31.52030.3245
12/31/2012  30.32433.8567
12/31/2013  33.85633.3919
12/31/2014  33.39132.99818
12/31/2015  32.99830.6449
3.05%
12/31/2009  N/A28.08421
12/31/2010  28.08431.17621
12/31/2011  31.17629.97825
12/31/2012  29.97833.45373
12/31/2013  33.45332.97723
12/31/2014  32.97732.57223
12/31/2015  32.57230.23422
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
12/31/2009  N/A27.79110
12/31/2010  27.79130.8359
12/31/2011  30.83529.6366
12/31/2012  29.63633.0557
12/31/2013  33.05532.5687
12/31/2014  32.56832.1529
12/31/2015  32.15229.8299
3.15%
12/31/2009  N/A27.5022
12/31/2010  27.50230.4991
12/31/2011  30.49929.2982
12/31/2012  29.29832.6612
12/31/2013  32.66132.1644
12/31/2014  32.16431.7386
12/31/2015  31.73829.4305
3.20%
12/31/2013  N/A31.0911
12/31/2014  31.09130.6632
12/31/2015  30.66328.4191
3.25%
12/31/2013  N/A30.7050
12/31/2014  30.70530.2680
12/31/2015  30.26828.0390
3.30%
12/31/2013  N/A30.9820
12/31/2014  30.98230.5262
12/31/2015  30.52628.2642
3.35%
12/31/2013  N/A29.9480
12/31/2014  29.94829.4920
12/31/2015  29.49227.2920
3.40%
12/31/2013  N/A29.5760
12/31/2014  29.57629.1110
12/31/2015  29.11126.9270
Templeton Growth VIP Fund
1.65%
12/31/2007  N/A28.536245
12/31/2008  28.53616.189260
12/31/2009  16.18920.87730
12/31/2010  20.87722.05374
12/31/2011  22.05320.180168
12/31/2012  20.18024.030210
12/31/2013  24.03030.921206
12/31/2014  30.92129.559186
12/31/2015  29.55927.189142
1.70%
12/31/2007  N/A28.340292
12/31/2008  28.34016.069378
12/31/2009  16.06920.712116
12/31/2010  20.71221.869151
12/31/2011  21.86920.001235
12/31/2012  20.00123.805313
12/31/2013  23.80530.616329
12/31/2014  30.61629.253303
12/31/2015  29.25326.894261

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2009  N/A20.5500
12/31/2010  20.55021.6873
12/31/2011  21.68719.8258
12/31/2012  19.82523.5837
12/31/2013  23.58330.3168
12/31/2014  30.31628.9516
12/31/2015  28.95126.6045
1.80%
12/31/2008  N/A15.833153
12/31/2009  15.83320.387261
12/31/2010  20.38721.504288
12/31/2011  21.50419.648279
12/31/2012  19.64823.361269
12/31/2013  23.36130.015203
12/31/2014  30.01528.650197
12/31/2015  28.65026.314156
1.95%
12/31/2007  N/A27.37851
12/31/2008  27.37815.48551
12/31/2009  15.48519.90988
12/31/2010  19.90920.969117
12/31/2011  20.96919.130144
12/31/2012  19.13022.711153
12/31/2013  22.71129.136141
12/31/2014  29.13627.769131
12/31/2015  27.76925.467106
2.05%
12/31/2008  N/A15.25747
12/31/2009  15.25719.59764
12/31/2010  19.59720.61970
12/31/2011  20.61918.79372
12/31/2012  18.79322.28862
12/31/2013  22.28828.56538
12/31/2014  28.56527.19741
12/31/2015  27.19724.91724
2.10%
12/31/2007  N/A26.8170
12/31/2008  26.81715.145251
12/31/2009  15.14519.443526
12/31/2010  19.44320.446530
12/31/2011  20.44618.626481
12/31/2012  18.62622.079449
12/31/2013  22.07928.283369
12/31/2014  28.28326.916352
12/31/2015  26.91624.647378
2.15%
12/31/2008  N/A15.0332
12/31/2009  15.03319.2905
12/31/2010  19.29020.2756
12/31/2011  20.27518.4611
12/31/2012  18.46121.8721
12/31/2013  21.87228.0040
12/31/2014  28.00426.6371
12/31/2015  26.63724.3790
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2007  N/A26.4490
12/31/2008  26.44914.922257
12/31/2009  14.92219.138379
12/31/2010  19.13820.105380
12/31/2011  20.10518.297410
12/31/2012  18.29721.667365
12/31/2013  21.66727.728381
12/31/2014  27.72826.361373
12/31/2015  26.36124.115311
2.25%
12/31/2007  N/A26.2670
12/31/2008  26.26714.812165
12/31/2009  14.81218.987357
12/31/2010  18.98719.937356
12/31/2011  19.93718.135359
12/31/2012  18.13521.464353
12/31/2013  21.46427.455273
12/31/2014  27.45526.088268
12/31/2015  26.08823.853218
2.30%
12/31/2009  N/A18.8383
12/31/2010  18.83819.7704
12/31/2011  19.77017.9742
12/31/2012  17.97421.2632
12/31/2013  21.26327.1842
12/31/2014  27.18425.8181
12/31/2015  25.81823.5952
2.35%
12/31/2007  N/A25.9070
12/31/2008  25.90714.594298
12/31/2009  14.59418.689513
12/31/2010  18.68919.605496
12/31/2011  19.60517.815466
12/31/2012  17.81521.064431
12/31/2013  21.06426.916397
12/31/2014  26.91625.551393
12/31/2015  25.55123.339362
2.40%
12/31/2007  N/A25.7290
12/31/2008  25.72914.487139
12/31/2009  14.48718.542335
12/31/2010  18.54219.441339
12/31/2011  19.44117.657282
12/31/2012  17.65720.867251
12/31/2013  20.86726.651248
12/31/2014  26.65125.286245
12/31/2015  25.28623.085174
2.45%
12/31/2007  N/A25.5510
12/31/2008  25.55114.380101
12/31/2009  14.38018.396151
12/31/2010  18.39619.278171
12/31/2011  19.27817.500154
12/31/2012  17.50020.672123
12/31/2013  20.67226.388104
12/31/2014  26.38825.02591
12/31/2015  25.02522.83573

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
12/31/2007  N/A25.3760
12/31/2008  25.37614.274233
12/31/2009  14.27418.251376
12/31/2010  18.25119.117368
12/31/2011  19.11717.345382
12/31/2012  17.34520.478364
12/31/2013  20.47826.128336
12/31/2014  26.12824.765284
12/31/2015  24.76522.587260
2.55%
12/31/2007  N/A25.2010
12/31/2008  25.20114.16877
12/31/2009  14.16818.107209
12/31/2010  18.10718.957209
12/31/2011  18.95717.192195
12/31/2012  17.19220.286174
12/31/2013  20.28625.870152
12/31/2014  25.87024.509146
12/31/2015  24.50922.342127
2.60%
12/31/2007  N/A25.0280
12/31/2008  25.02814.06463
12/31/2009  14.06417.965112
12/31/2010  17.96518.798154
12/31/2011  18.79817.039106
12/31/2012  17.03920.096100
12/31/2013  20.09625.615162
12/31/2014  25.61524.255182
12/31/2015  24.25522.100153
2.65%
12/31/2007  N/A24.8550
12/31/2008  24.85513.960104
12/31/2009  13.96017.823213
12/31/2010  17.82318.640201
12/31/2011  18.64016.888197
12/31/2012  16.88819.908199
12/31/2013  19.90825.363156
12/31/2014  25.36324.004151
12/31/2015  24.00421.860140
2.70%
12/31/2007  N/A24.6840
12/31/2008  24.68413.85710
12/31/2009  13.85717.68343
12/31/2010  17.68318.48441
12/31/2011  18.48416.73840
12/31/2012  16.73819.72236
12/31/2013  19.72225.11332
12/31/2014  25.11323.75626
12/31/2015  23.75621.62322
Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.75%
12/31/2007  N/A24.5150
12/31/2008  24.51513.75518
12/31/2009  13.75517.54461
12/31/2010  17.54418.33044
12/31/2011  18.33016.59051
12/31/2012  16.59019.53744
12/31/2013  19.53724.86565
12/31/2014  24.86523.51092
12/31/2015  23.51021.388107
2.80%
12/31/2007  N/A24.3460
12/31/2008  24.34613.65330
12/31/2009  13.65317.40658
12/31/2010  17.40618.17637
12/31/2011  18.17616.44340
12/31/2012  16.44319.35443
12/31/2013  19.35424.62035
12/31/2014  24.62023.26629
12/31/2015  23.26621.15618
2.85%
12/31/2007  N/A24.1780
12/31/2008  24.17813.5525
12/31/2009  13.55217.26840
12/31/2010  17.26818.02437
12/31/2011  18.02416.29729
12/31/2012  16.29719.17326
12/31/2013  19.17324.37733
12/31/2014  24.37723.02540
12/31/2015  23.02520.92740
2.90%
12/31/2007  N/A24.0120
12/31/2008  24.01213.45219
12/31/2009  13.45217.13231
12/31/2010  17.13217.87333
12/31/2011  17.87316.15333
12/31/2012  16.15318.99331
12/31/2013  18.99324.13729
12/31/2014  24.13722.78748
12/31/2015  22.78720.70051
2.95%
12/31/2007  N/A23.8470
12/31/2008  23.84713.35315
12/31/2009  13.35316.99825
12/31/2010  16.99817.72426
12/31/2011  17.72416.00926
12/31/2012  16.00918.81633
12/31/2013  18.81623.89933
12/31/2014  23.89922.55129
12/31/2015  22.55120.47525

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
12/31/2008  N/A13.2550
12/31/2009  13.25516.8642
12/31/2010  16.86417.5750
12/31/2011  17.57515.8670
12/31/2012  15.86718.6390
12/31/2013  18.63923.6637
12/31/2014  23.66322.31711
12/31/2015  22.31720.25313
3.05%
12/31/2009  N/A16.7311
12/31/2010  16.73117.4280
12/31/2011  17.42815.7270
12/31/2012  15.72718.4650
12/31/2013  18.46523.43012
12/31/2014  23.43022.08620
12/31/2015  22.08620.03325
3.10%
12/31/2009  N/A16.5990
12/31/2010  16.59917.2820
12/31/2011  17.28215.5870
12/31/2012  15.58718.2920
12/31/2013  18.29223.1990
12/31/2014  23.19921.8580
12/31/2015  21.85819.8161
3.15%
12/31/2009  N/A16.4681
12/31/2010  16.46817.1370
12/31/2011  17.13715.4490
12/31/2012  15.44918.1210
12/31/2013  18.12122.9709
12/31/2014  22.97021.63116
12/31/2015  21.63119.60111
3.20%
12/31/2013  N/A23.8283
12/31/2014  23.82822.4283
12/31/2015  22.42820.3124
3.25%
12/31/2013  N/A23.5931
12/31/2014  23.59322.1951
12/31/2015  22.19520.0921
3.30%
12/31/2013  N/A22.2970
12/31/2014  22.29720.9664
12/31/2015  20.96618.9708
3.35%
12/31/2013  N/A23.1290
12/31/2014  23.12921.7384
12/31/2015  21.73819.6584
3.40%
12/31/2013  N/A22.9010
12/31/2014  22.90121.5120
12/31/2015  21.51219.4450

Allianz VisionSM Variable Annuity Statement of Additional Information – April 25, 2016

 PART C – OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
a.	Financial Statements
The following financial statements of the Company are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

1.	Report of Independent Registered Public Accounting Firm
2.	Consolidated Balance Sheets – December 31, 2015 and 2014
3.	Consolidated Statements of Operations – Years ended December 31, 2015, 2014, and 2013
4.	Consolidated Statements of Comprehensive Income (Loss) – Years ended December 31, 2015, 2014, and 2013
5.	Consolidated Statements of Stockholder's Equity – Years ended December 31, 2015, 2014, and 2013
6.	Consolidated Statements of Cash Flows – Years ended December 31, 2015, 2014, and 2013
7.	Notes to Consolidated Financial Statements – December 31, 2015 and 2014
8.	Supplemental Schedules:
	–	Schedule I – Summary of Investments – Other than Investments in Related Parties
	–	Schedule II – Supplementary Insurance Information
	–	Schedule III – Reinsurance
The following financial statements of the Variable Account are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

1.	Report of Independent Registered Public Accounting Firm
2.	Statements of Assets and Liabilities – December 31, 2015
3.	Statements of Operations – For the year ended December 31, 2015
4.	Statements of Changes in Net Assets – For the year ended December 31, 2015 and 2014
5.	Notes to the Financial Statements – December 31, 2015
b.	Exhibits
1.
Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985 incorporated by reference as exhibit EX-99.B1. from Registrant's initial filing on Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on June 25, 1996.

2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated September 14, 1988 incorporated by reference as exhibit EX-99.B3.a. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on December 13, 1996.
 (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

b.
Broker-Dealer Agreement (amended and restated) between Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC, dated June 1, 2010 incorporated by reference as exhibit EX-99B3b. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public is incorporated by reference as exhibit EX-99.B3.b. from Registrant's initial filing on Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on May 19, 2006.The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.
Individual Variable Annuity "Base" Contract-L40529 incorporated by reference as exhibit EX-99.B4.a. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

b.
Individual Variable Annuity "Bonus" Contract-L40530 incorporated by reference as exhibit EX-99.B4.b. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

c.
Schedule Pages-S40776-01 to S40813 combined incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

d.
Schedule Page-S40841 for Income Focus (01.12) incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 3 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on December 20, 2011.

e.
Schedule Pages-Investment Options-S40796-01 to S40805-DP combined incorporated by reference as exhibit EX-99.B4.f from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

f.
Schedule Page- Investment Options-S40843 for Income Focus (01.12) incorporated by reference as exhibit EX-99.B4.f. from Post-Effective Amendment No. 3 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on December 20, 2011.

g.
Asset Allocation Rider-S40741-02 and S40766-02 combined incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

h.
Asset Allocation Rider- S40766-03 and Investment Options -S40789-3 for Investment Protector incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 9 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on June 7, 2012..

i.
Income Protector (08.09) Rider-S40799 incorporated by reference as exhibit EX-99.B4.l. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

j.
Income Protector Charge Lock Option Rider-S40882 and Contract Schedule-S40884 incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on May 1, 2013.

k.
Investment Protector (08.09) Rider-S40800 incorporated by reference as exhibit EX-99.B4.m. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

l.
Income Focus (01.12) Rider -S40840 incorporated by reference as exhibit EX-99.B4.i. from Post-Effective Amendment No. 3 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on December 20, 2011.

m.
Income Focus Charge Lock Option Rider-S40881 and Contract Schedule-S40883 incorporated by reference as exhibit EX-99.B4.f. from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on May 1, 2013.

n.
Waiver of Withdrawal Charge Rider-S40749 incorporated by reference as exhibit EX-99.B4.f. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

o.
Quarterly Value Death Benefit Rider-S40743-02, S40812, S40814 incorporated by reference as exhibit EX-99.B4.p. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

p.
Inherited IRA/Roth IRA Endorsement-S40713 incorporated by reference as exhibit EX-99.B4.q. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

q.
Roth IRA Endorsement-S40342 incorporated by reference as exhibit EX-99.B4.l. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

r.
IRA Endorsement-S40014 incorporated by reference as exhibit EX-99.B4.g. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

s.
Unisex Endorsement-(S20146) incorporated by reference as exhibit EX-99.B4.h. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

t.
Pension Plan and Profit Sharing Plan Endorsement-S20205 incorporated by reference as exhibit EX-99.B4.i. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

u.
403(b) Endorsement-S30072(4-99) incorporated by reference as exhibit EX-99.B4.k. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

5.	a.
Application for Ind. Var. Annuity Contract-F60000 incorporated by reference as exhibit EX-99.B5.a. from Registrant's initial filing on Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on December 27, 2010.

b.
Application for Ind. Var. Annuity Contract- F60001 incorporated by reference as exhibit EX-99.B5.b. from Post-Effective Amendment No. 3 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on December 20, 2011.

6.	(i).
The Restated Articles of Incorporation of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.i. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

(ii).
The Restated Bylaws of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.ii. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

7.	Not Applicable
8.	a.
22c-2 Agreements incorporated by reference as exhibit EX-99.B8.a. from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2008.

b.
22c-2 Agreement-BlackRock Distributors, Inc. incorporated by reference as exhibit EX-99.B8.b. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of North America, and Allianz Life Financial Services, LLC, dated May 1, 2008 incorporated by reference as exhibit EX-99.B8.c. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

d.
Administrative Services Agreement between BlackRock Advisors, LLC and Allianz Life, dated May 1, 2008 incorporated by reference as exhibit EX-99.B8.d. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

e.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America, dated 11/1/1999 incorporated by reference as exhibit EX-99.B8.e. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

	f.	-
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 5/1/08 incorporated by reference as exhibit EX-99.B8.f. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

	g.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 9/3/2015, incorporated by reference as exhibit EX-99.B8.g. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

h.
Participation Agreement & Amendment between Fidelity Distributors Corporation and Allianz Life Insurance Company of North America, dated 09/29/10 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 17 to Registrant's Form N-4 (File Nos. 333-145866 and 811-05618), electronically filed on December 20, 2010.

	i.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Fidelity Distributors Corporation and Allianz Life Insurance Company of North America, dated 9-1-2015, incorporated by reference as exhibit EX-99.B8.i. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

j.
Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.ac. from Registrant's initial filing on Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on May 19, 2006.

	k.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 8/08/2008 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

	l.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated July 16, 2012 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 4 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on August 21, 2012.

m.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.h. from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618), electronically filed on March 30, 2005.

	n.	-
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/08 incorporated by reference as exhibit EX-99.B8.j. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

	o.	-
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC., dated January 16, 2014, incorporated by reference as exhibit EX-99.B8.l. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 14, 2014.

	p.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC., dated 9/1/2015, incorporated by reference as exhibit EX-99.B8.p. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016..

q.
Participation Agreement between Allianz Life Insurance Company of North America, JPMorgan Insurance Trust, JPMorgan Investment Advisers Inc., JPMorgan Investment Management Inc., and JPMorgan Funds Management Inc., dated April 24, 2009 incorporated by reference as exhibit EX-99.B8.v. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-180720 and 811-05618) electronically filed on July 27, 2012.

	r.	-
Amendment to Participation Agreement between Allianz Life Insurance Company of North America, JPMorgan Insurance Trust, JPMorgan Investment Advisers Inc., JPMorgan Investment Management Inc., and JPMorgan Funds Management Inc., dated July 1, 2012 incorporated by reference as exhibit EX-99.B8.aa. from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on April 24, 2013.

	s.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc., and Allianz Life Insurance Company of North America, dated 9/1/2015, incorporated by reference as exhibit EX-99.B8.s. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

t.
Service Agreement between Allianz Life Insurance Company of North America, JPMorgan Investment Advisers Inc., and JPMorgan Investment Management Inc., dated April 24, 2009 incorporated by reference as exhibit EX-99.B8.w. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-180720 and 811-05618) electronically filed on July 27, 2012.

u.
Participation Agreement between Allianz Life Insurance Company of North America, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., dated August 1, 2012 incorporated by reference as exhibit EX-99.B8.ag. from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on April 24, 2013.

	v.	-
Fund/SERV and Networking Supplement to Participation Agreement between Allianz Life Insurance Company of North America, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., dated August 1, 2012 incorporated by reference as exhibit EX-99.B8.ah. from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on April 24, 2013.

	w.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Fund Distributors, Inc., and Allianz Life Insurance Company of North America, dated 9/1/2015, incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

x.
Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.aj. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

y.
Administrative Services Agreement between PIMCO Variable Insurance Trust and Allianz Life Insurance Company of North America dated December 4, 2009 and Amendment dated April 1, 2012 incorporated by reference as exhibit EX-99.B8.v. from Post-Effective Amendment No. 9 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on June 7, 2012.

z.
Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.i. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

	aa.	-
Amendments to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05 incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

	ab.	-
Amendment dated May 1, 2011 to the Participation Agreement dated December 1, 1999, between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Investments LLC, incorporated by reference as exhibit EX-99.B8.p. from Post-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on October 17, 2011.

	ac.	-
Amendment dated April 30, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 7 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

	ad.	-
Amendment dated September 1, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.y. from Post-Effective Amendment No. 34 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on February 4, 2013.

	ae.	-
Amendments to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between PIMCO Variable Insurance Trust, PIMCO Equity Series VI, PIMCO Investments LLC, and Allianz Life Insurance Company of North America, dated 10/12/2015, incorporated by reference as exhibit EX-99.B8.ae. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

af.
Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 and Amendment dated 5-1-2011 incorporated by reference as exhibit EX-99.B8.t. from Post-Effective Amendment No. 7 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012..

	ag.	-
Amendment dated May 1, 2011 to Investor Services Agreement between Allianz Life Insurance Company of North America and Pacific Investment Management Company dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.n. from Post-Effective Amendment No. 25 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 26, 2010.

	ah.	-
Amendment  dated 4-30-2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 7 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

	ai.	-
Amendment  dated September 1, 2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.z. from Post-Effective Amendment No. 34 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on February 4, 2013.

	aj.	-
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ak.
Participation Agreement between Premier VIT, Allianz Life Insurance Company of North America and Allianz Global Investors Distributors LLC, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.ai. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

al.
Participation Agreement between Allianz Life Insurance Company of North America, Premier Multi-Series VIT and Allianz Global Investors Distributors LLC, dated April 28, 2014, incorporated by reference as exhibit EX-99.B8.aa. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 14, 2014.

am.
Distribution Services Agreement between Allianz Life Insurance Company of North America and Allianz Global Investors Distributors, LLC, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

	an.	-
Amendment dated March 5, 2015 to Shareholder Services Agreement between Allianz Global Investors Distributors LLC and Allianz Life Financial Services, LLC,  incorporated by reference as exhibit EX-99.B8.ab. from Post-Effective Amendment No. 13 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 13, 2015.

9.*	Opinion and Consent of Counsel
10.*	Consent of Independent Registered Public Accounting Firm
11.	Not Applicable
12.	Not Applicable
13.	a.
Power of Attorney-Giulio Terzariol, incorporated by reference as exhibit EX-99.B13. from Pre-Effective Amendment No.1 to Registrant's Form N-4/A (File Nos. 333-171427 and 811-05618), electronically filed on April 7, 2011.

b.
Power of Attorney-Walter R. White, incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No. 6 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on February 16, 2012.

c.
Power of Attorney-Ronald M. Clark and David L. Conway incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-185866 and 811-05618), electronically filed on January 10, 2014.

d.
Power of Attorney-Jay S. Ralph, incorporated by reference as exhibit EX-99.B13.c. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618) electronically filed on February 13, 2015.

e.
Power of Attorney-Udo Frank and William E. Gaumond, incorporated by reference as exhibit EX-99.B13.d. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618) electronically filed on April 19, 2016.

*	Filed herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Walter R. White	Director, President and Chief Executive Officer
Giulio Terzariol	Director
William E. Gaumond	Director, Senior Vice President, Chief Financial Officer, and Treasurer
Thomas P. Burns	Senior Vice President, Chief Distribution Officer
Neil H. McKay	Senior Vice President, Chief Actuary
Gretchen Cepek	Senior Vice President, Secretary and General Counsel
Todd M. Hedtke	Senior Vice President, Chief Investment Officer
Cathy A. Mahone	Senior Vice President, Chief Administrative Officer
Nancy E. Jones	Senior Vice President, Chief Marketing Officer
Brent M. Hipsher	Vice President, Controller
Patrick L. Nelson	Vice President, Chief Suitability Officer
Jay S. Ralph Koeniginstrasse 28 Munich 80802 Germany	Director and Chairman of the Board
Udo Frank 8 Camino Del Diablo Orinda, CA 94563	Director
Ronald M. Clark 14401 N. Giant Saquaro Place Oro Valley, AZ 85755	Director
David L. Conway 1043 Thornberry Creek Drive Oneida, WI 54155	Director
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.
ITEM 27. NUMBER OF CONTRACT OWNERS
As of March 31, 2016, there were 100,759 qualified and 38,481 non-qualified Allianz Vision Contract Owners with Contracts in the Separate Account.
ITEM 28. INDEMNIFICATION
The Bylaws of the Insurance Company provide:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(a)
Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:

	(i)	a director of the Corporation; or
	(ii)	acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
	(iii)	rendering Professional Services at the request of and for the benefit of the Corporation; or
(iv)
serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b)	Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
	(i)	in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
	(ii)	if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
	(iii)	for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
(iv)
for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;

	(v)	for any transaction for which the Indemnified Person derived an improper personal benefit;
(vi)
for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;

	(vii)	for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
	(viii)	in circumstances where indemnification is prohibited by applicable law;
(ix)
in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

SECTION 2. SCOPE OF INDEMNIFICATION:
(a)
Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b)
Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c)
Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

SECTION 3. DEFINITIONS:
(a)	"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b)
"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.

(c)
"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life of NY Variable Account C
Allianz Funds
The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Name		Positions and Offices with Underwriter
Robert DeChellis		Governor, Chief Executive Officer, President and Chief Manager
Thomas Burns		Governor
Catherine A. Mahone		Governor
William E. Gaumond		Governor
Jeffrey P. Pruitt		Vice President, Chief Compliance Officer
Jennifer D. Presnell		Chief Financial Officer and Treasurer
Corey Walther		Chief Operating Officer
Kristine M. Lord-Krahn		Chief Legal Officer and Secretary
Jennifer Sosniecki		Money Laundering Prevention Officer
Tracy M. Haddy		Assistant Secretary

For the period 1-1-2015 to 12-31-2015
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$224,176,680.19	$0	$0	$0
The $224,176,680.19 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.
ITEM 31. MANAGEMENT SERVICES
Not Applicable
ITEM 32. UNDERTAKINGS
a.	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b.	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.
REPRESENTATIONS
Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.
The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:
1.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.	Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4.	Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 19th day of April, 2016.
ALLIANZ LIFE VARIABLE ACCOUNT B
 (Registrant)
By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
 (Depositor)
By: /s/ STEWART D. GREGG
Stewart D. Gregg
 Senior Securities Counsel
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
 (Depositor)
By: WALTER R. WHITE(2)
Walter R. White
 President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 19th day of April, 2016.
Signature	Title
Giulio Terzariol(1)	Director
Walter R. White(2)	Director, President & Chief Executive Officer
Ronald M. Clark(3)	Director
David L. Conway(3)	Director
Jay S. Ralph(4)	Director and Chairman of the Board
Udo Frank(5)	Director
William E. Gaumond(5)	Director, Senior Vice President and Chief Financial Officer
(1)	By Power of Attorney incorporated by reference as exhibit EX-99.B13 from Pre-Effective Amendment No.1 to Registrant's Form N-4/A (File Nos. 333-171427 and 811-05618), electronically filed on April 7, 2011.
(2)	By Power of Attorney incorporated by reference as exhibit EX-99.B13.b from Post-Effective Amendment No. 6 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on February 16, 2012.
(3)	By Power of Attorney incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-185866 and 811-05618), electronically filed on January 10, 2014.
(4)	By Power of Attorney incorporated by reference as exhibit EX-99.B13.c. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618) electronically filed on February 13, 2015.
(5)	By Power of Attorney incorporated by reference as exhibit EX-99.B13.d. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618) electronically filed on April 19, 2016.

By: /s/ STEWART D. GREGG
Stewart D. Gregg
 Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 24
 TO FORM N-4
(FILE NOS. 333-171427 AND 811-05816)
ALLIANZ LIFE VARIABLE ACCOUNT B
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
INDEX TO EXHIBITS
EX-99.B9.	Opinion and Consent of Counsel
EX-99.B10.	Consent of Independent Registered Public Accounting Firm